                                                    REGISTRATION NO. 333-182903
                                                     REGISTRATION NO. 811-22651
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                      POST-EFFECTIVE AMENDMENT NO. 6                 [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              [X]
                              AMENDMENT NO. 53                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485
       [X]On May 1, 2017 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                                     NOTE

This Post-Effective Amendment No. 6 ("PEA") to the Form N-4 Registration Statement No. 333-182903 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

The Accumulator(R) Series 13A

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2017


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS THE ACCUMULATOR(R) SERIES 13A?

The Accumulator(R) Series 13A (the "Accumulator(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Series B, Series CP(R) and Series L. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./()/

For Series CP(R) contracts, we allocate a credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and operations charge are used to recover the cost of providing the credit. The charge associated with the credit may, over time, exceed the sum of the credit and related earnings. Expenses for a contract with a credit may be higher than expenses for a contract without a credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations to this contract, see Appendix IX later in this Prospectus. All features and benefits described in this Prospectus may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application. We can refuse to accept any contribution from you at any time, including after you purchase the contract. No contributions are accepted after the first contract year (other than QP contracts).
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(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

VARIABLE INVESTMENT OPTIONS
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.. 1290 VT Equity Income/(1)/
.. 1290 VT Socially Responsible

.. AXA Balanced Strategy/(*)/
.. AXA Conservative Growth Strategy/(*)/
.. AXA Conservative Strategy/(*)/
.. AXA Growth Strategy/(*)/
.. AXA Moderate Growth Strategy/(*)/

.. AXA Ultra Conservative Strategy/(**)/

.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth

.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility


.. AXA International Core Managed Volatility
.. AXA International Managed Volatility

.. AXA/Janus Enterprise

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value


.. EQ/Capital Guardian Research
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/MFS International Growth
.. EQ/Money Market


.. EQ/Oppenheimer Global
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
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*  The "AXA Strategic Allocation Portfolios."

(**)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program and is not part of Option A or Option B. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
(1)This is the variable investment option's new name, effective on or about
   May 19, 2017, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for the variable investment option's former name.

Each variable investment option is a subaccount of Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. The contract also includes a guaranteed interest option and a Special DCA program.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                                    #477730/13A

The contract includes investment restrictions. You must allocate amounts under either Option A -- Asset Allocation ("Option A") or Option B -- Custom Selection ("Option B"), which are discussed later in this Prospectus. Option A requires that 100% of your account value be invested in the AXA Strategic Allocation Portfolios, the AXA/AB Dynamic Moderate Growth Portfolio, the EQ/Money Market Portfolio, the guaranteed interest option or a Special DCA program. Option B permits allocation to additional variable investment options subject to certain category and percentage limitations. Consequently, a contract owner who is interested in having more investment options would elect Option B. If you elect the Guaranteed minimum income benefit I -- Asset Allocation ("GMIB I -- Asset Allocation"), your contract will be restricted to Option A. If you don't elect a Guaranteed minimum income benefit or if you elect Guaranteed minimum income benefit II -- Custom Selection ("GMIB II -- Custom Selection"), you can choose either Option A or Option B. Because GMIB II -- Custom Selection permits you to allocate amounts under either Option A or Option B, the fees associated with GMIB II -- Custom Selection are higher than those associated with GMIB I -- Asset Allocation. See "Allocating your contributions" later in this Prospectus for more information on the requirements related to Options A and B.


If the GMIB, "Greater of" Guaranteed minimum death benefit ("GMDB") or the Guaranteed withdrawal benefit for life ("GWBL") is in effect, you are required to participate in the asset transfer program ("ATP"). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. For more information, see "Asset transfer program ("ATP")" in "Contract features and benefits" later in this Prospectus.

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).

Not all types of contracts are available with each version of the Accumulator(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix VII" for more information.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2017 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Contents of this Prospectus

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             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             The Accumulator(R) Series at a glance -- key
               features                                         11

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             FEE TABLE                                          14
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             Examples                                           16
             Condensed financial information                    17

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             1. CONTRACT FEATURES AND BENEFITS                  18
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             How you can purchase and contribute to your
               contract                                         18
             Owner and annuitant requirements                   18
             How you can make your contributions                19
             What are your investment options under the
               contract?                                        19
             Portfolios of the Trusts                           21
             Allocating your contributions                      27
             Dollar cost averaging                              30
             Credits (FOR SERIES CP(R) CONTRACTS ONLY)          31
             Guaranteed minimum death benefit and Guaranteed
               minimum income benefit base                      32
             Annuity purchase factors                           35
             Guaranteed minimum income benefit ("GMIB")         35
             Guaranteed minimum death benefit                   41
             Guaranteed withdrawal benefit for life ("GWBL")    43
             How withdrawals affect your guaranteed benefits    49
             Guaranteed benefit offers                          50
             Inherited IRA beneficiary continuation contract    50
             Your right to cancel within a certain number of
               days                                             52

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             2. DETERMINING YOUR CONTRACT'S VALUE               53
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             Your account value and cash value                  53
             Your contract's value in the variable investment
               options                                          53
             Your contract's value in the guaranteed interest
               option                                           53
             Your contract's value in the account for special
               dollar cost averaging                            53
             Effect of your account value falling to zero       53
             Termination of your contract                       54

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"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          55
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             Transferring your account value                    55
             Disruptive transfer activity                       55
             Rebalancing your account value                     56

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             4. ACCESSING YOUR MONEY                            57
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             Withdrawing your account value                     57
             How withdrawals are taken from your account value  60
             Withdrawals treated as surrenders                  60
             Surrendering your contract to receive its cash
               value                                            61
             When to expect payments                            61
             Your annuity payout options                        61

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             5. CHARGES AND EXPENSES                            64
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             Charges that AXA Equitable deducts                 64
             Charges that the Trusts deduct                     68
             Group or sponsored arrangements                    68
             Other distribution arrangements                    69

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             6. PAYMENT OF DEATH BENEFIT                        70
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             Your beneficiary and payment of benefit            70
             Non-spousal joint owner contract continuation      71
             Spousal continuation                               71
             Beneficiary continuation option                    73

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             7. TAX INFORMATION                                 75
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             Overview                                           75
             Contracts that fund a retirement arrangement       75
             Transfers among investment options                 75
             Taxation of nonqualified annuities                 75
             Individual retirement arrangements (IRAs)          78
             Traditional individual retirement annuities
               (traditional IRAs)                               78
             Roth individual retirement annuities (Roth IRAs)   83
             Federal and state income tax withholding and
               information reporting                            86
             Special rules for contracts funding qualified
               plans                                            87
             Impact of taxes to AXA Equitable                   87

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             8. MORE INFORMATION                                88
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             About Separate Account No. 70                      88
             About the Trusts                                   88
             About the general account                          88
             About other methods of payment                     89
             Dates and prices at which contract events occur    89
             About your voting rights                           90
             Cybersecurity                                      90
             Misstatement of age                                90
             Statutory compliance                               91
             About legal proceedings                            91
             Financial statements                               91
             Transfers of ownership, collateral assignments,
               loans and borrowing                              91
             About Custodial IRAs                               91
             How divorce may affect your guaranteed benefits    92
             How divorce may affect your Joint life GWBL        92
             Distribution of the contracts                      92

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             APPENDICES
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             I   --   Condensed financial information                I-1
            II   --   Examples of automatic payment plans           II-1
           III   --   Purchase considerations for QP contracts     III-1
            IV   --   Guaranteed benefit base examples              IV-1
             V   --   Hypothetical illustrations                     V-1
            VI   --   Earnings enhancement benefit example          VI-1
           VII   --   Rules regarding contributions to your
                        contract                                   VII-1
          VIII   --   Formula for asset transfer program
                        for guaranteed benefits                   VIII-1
            IX   --   State contract availability and/or
                        variations of certain features and
                        benefits                                    IX-1

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          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your Roll-up benefit base on each contract date anniversary if there has ever been a withdrawal from your contract.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your Roll-up benefit base once you take a withdrawal from your contract. Beginning with the contract year in which the first withdrawal is taken out of the contract until the contract date anniversary following age 85, the Annual Roll-up rate is:

..   5%, if withdrawals begin after the contract date anniversary when the owner is age 64.

..   4%, if withdrawals begin on or prior to the contract date anniversary when the owner is age 64.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount you can withdraw without reducing your Roll-up benefit base. It is equal to the Annual Roll-up rate, multiplied by the Roll-up benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is a non-natural person, such as a company or trust, the annuitant is the measuring life for determining benefits under the contract.

APPLICABLE PERCENTAGE -- The "Applicable percentage" is the rate used to calculate your Guaranteed annual withdrawal amount if your GMIB is converted to the GWBL on the contract date anniversary following age 85.

ASSET TRANSFER PROGRAM -- The asset transfer program ("ATP") is a feature of the GMIB, the "Greater of" GMDB and the GWBL. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the variable investment options.

ATP EXIT OPTION -- Beginning in your second contract year if you elected a GMIB, the "ATP exit option" allows you to transfer 100% of your account value from the AXA Ultra Conservative Strategy investment option to your variable investment options.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the variable investment options.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge and any optional benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT MONTHIVERSARY -- The "contract monthiversary" means the same date of the month as the contract date.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CONVERSION EFFECTIVE DATE -- The "Conversion effective date" is the date the contract converts from GMIB to GWBL and occurs on the contract date anniversary following the contract owner's age 85.

CREDIT -- An amount credited to your account value at the same time we allocate your contribution. The amount of the credit is 3% of each contribution based on total first year contributions. The credit applies only to Series CP(R) contracts.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" provides scheduled payments up to your Annual withdrawal amount. For contracts that convert from GMIB to GWBL, our "Customized payment plan" provides scheduled payments up to your Guaranteed annual withdrawal amount.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions to, and transfers among, the Option B investment options. These rules require that allocations be made according to certain categories and investment option limits.

DEFERRAL ROLL-UP AMOUNT -- The "Deferral Roll-up amount" is the amount credited to your Roll-up benefit base on each contract date anniversary provided you have never taken a withdrawal from your contract.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your Roll-up benefit base before you take your first withdrawal from your contract. The Deferral Roll-up rate is 5%.

EARNINGS ENHANCEMENT BENEFIT -- The "Earnings enhancement benefit" is an optional benefit that provides additional death benefit protection.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of your cumulative withdrawals that exceeds your Annual withdrawal amount. For contracts that convert from the GMIB to the GWBL, an "Excess withdrawal" is the portion of your cumulative withdrawals that exceeds your Guaranteed annual withdrawal amount. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In your first contract year, all withdrawals (except for RMD payments through our automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

                           DEFINITIONS OF KEY TERMS

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.

"GREATER OF" GMDB -- The "Greater of" Guaranteed minimum death benefit ("GMDB") is an optional guaranteed minimum death benefit. The death benefit and its charge are calculated using the greater of two benefit bases -- (1) the Roll-up benefit base and (2) the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" GMDB under the contract. This contract offers two different versions of the "Greater of" GMDB.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT -- The "Guaranteed annual withdrawal amount" is the maximum annual amount you can withdraw without reducing your GWBL benefit base. It is equal to the Applicable percentage in effect at the time, multiplied by the GWBL benefit base as of the most recent contract date anniversary.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is an optional benefit that provides income protection for you during your life once you elect to annuitize your contract by exercising the benefit. There is an additional charge for the GMIB under the contract. This contract offers two different versions of the GMIB.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL") -- The Guaranteed withdrawal benefit for life ("GWBL") is not available at issue. The GWBL is only available to owners who have elected a GMIB. If you do not elect to exercise or terminate your GMIB, it will automatically convert to the GWBL as of the contract date anniversary following age 85. The GWBL guarantees that you can take withdrawals up to a maximum amount ("Guaranteed annual withdrawal amount") each contract year following the conversion.

GWBL BENEFIT BASE -- The "GWBL benefit base" is calculated upon conversion from the GMIB on the contract date anniversary following age 85. The initial GWBL benefit base is your account value or Roll-up benefit base on the Conversion effective date, whichever produces the higher Guaranteed annual withdrawal amount.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit. The death benefit is calculated using your highest account value on any contract date anniversary up to the contract date anniversary following age 85. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the guaranteed interest option to the variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" provides scheduled payments of your Annual withdrawal amount. For contracts that convert from the GMIB to the GWBL, our "Maximum payment plan" provides scheduled payments of your Guaranteed annual withdrawal amount.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is calculated based on the total contributions to your contract, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP BENEFIT BASE -- The Roll-up benefit base is used to determine the value of the GMIB and the "Greater of" GMDB. The Roll-up benefit base is also used to determine your Annual withdrawal amount. Your Roll-up benefit base is created and increased by contributions to your contract. The Roll-up benefit base is not an account value or cash value.

..   FOR GMIB: The Roll-up benefit base is used to determine your (i) lifetime payments upon exercise of the benefit and (ii) charge for the benefit.

..   FOR "GREATER OF" GMDB: The Roll-up benefit base is one component of the
    "Greater of" GMDB. The other component is the Highest Anniversary Value benefit base.

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and our special money market dollar cost averaging program, which are described below:

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for the systematic transfers of amounts in the account for special dollar cost averaging into the variable investment options and the guaranteed interest option. The account for special dollar cost averaging is part of our general account. This program is only available with Series B and Series L contracts.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for the systematic transfers of amounts in the account for special money market dollar cost averaging into the variable investment options and the guaranteed interest option. This program is only available with Series CP(R) contracts.

VALUATION DAY -- A "valuation day" is a scheduled date each month the contract is in effect that the asset transfer program formulas are calculated to determine whether a transfer is required.

VARIABLE INVESTMENT OPTIONS -- The "variable investment options" available under your contract differ depending on whether you elect Option A or Option B. Except where noted, when we refer to variable investment options we are not including the AXA Ultra Conservative Strategy investment option, which is part of the ATP.

                           DEFINITIONS OF KEY TERMS

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
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account value                          Annuity Account Value

unit                                   Accumulation Unit

Deferral Roll-up amount                Deferral bonus Roll-up amount

Deferral Roll-up rate                  Deferral bonus Roll-up rate
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
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 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain nonfinancial transactions, including termination of a systematic withdrawal option;

..   statement of your account value at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your account value as of the close of the contract year, including notification of eligibility to exercise the GMIB and/or the Roll-up benefit base reset option and eligibility to convert the GMIB to the GWBL as of the contract date anniversary following age 85.
--------------------------------------------------------------------------------
 ONLINE ACCOUNT ACCESS ("OAA") SYSTEM:

OAA is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options, excluding transfers into or out of the AXA Ultra Conservative Strategy Portfolio;

..   rebalance under Option A;

..   elect to receive certain contract statements electronically;

..   change your address;

..   sign up for one-time or automatic resets;

..   change your password; and

..   access Frequently Asked Questions and Service Forms.

OAA is normally available seven days a week, 24 hours a day. You may access OAA by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE (AND SUBMITTED IN THE MANNER THAT THE FORMS SPECIFY):

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the Beneficiary continuation option;

(5)IRA contribution recharacterizations;

(6)Section 1035 exchanges;

(7)direct transfers and rollovers;

(8)election of the ATP exit option;

(9)exercise of the GMIB or election of an annuity payout option;

(10)requests to reset your Roll-up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(11)death claims;

(12)change in ownership (NQ only, if available under your contract);

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan;

(14)purchase by, or change of ownership to, a nonnatural owner;

(15)requests to collaterally assign your NQ contract;

(16)requests to drop the GWBL or the GMIB;

(17)election to convert the GMIB to the GWBL as of the contract date anniversary following age 85;

(18)requests to add a Joint life after conversion of the GMIB to the GWBL as of the contract date anniversary following age 85;

(19)requests to transfer, re-allocate, rebalance and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(20)transfers into and among the investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)Investment simplifier;

(4)special money market dollar cost averaging (if available); and

(5)special dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)Investment simplifier;

(2)special money market dollar cost averaging (if available);

(3)special dollar cost averaging (if available);

(4)Maximum payment plan;

(5)Customized payment plan;

(6)substantially equal withdrawals;

(7)systematic withdrawals;

(8)the date annuity payments are to begin; and

(9)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST ONE CALENDAR DAY PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

The Accumulator(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes The Accumulator(R) Series contracts -- Series B, Series CP(R) and Series L. Each
                       series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the
                       Guaranteed minimum income benefit ("GMIB"), the Guaranteed minimum death benefits and the ability to convert from the
                       GMIB to the Guaranteed withdrawal benefit for life ("GWBL").


                       Each series provides a schedule of expenses and withdrawal charge periods. While certain series have no or short surrender charge periods, these series typically have higher separate account expenses. You should consider the cumulative impact of these higher expenses over time when deciding which series to purchase. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.
                       Additionally, certain optional features may not be exercised until after waiting periods that extends beyond the applicable surrender charge period. So while you may prefer the flexibility of a shorter surrender charge period, you should consider this important fact if electing an optional feature.

                       Each series is subject to contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" and in "Rules regarding contributions to your contract" in Appendix VII later in this Prospectus.

                       The chart below shows the availability of key features under each series of the contract.

                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance. Not all series may be
                            available through your financial professional.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Accumulator(R) Series' variable investment options
MANAGEMENT                  invest in different Portfolios managed by professional
                            investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX CONSIDERATIONS          .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                            Internal Revenue Code for these types of arrangements.
                            Before purchasing or contributing to one of these
                            contracts, you should consider whether its features and
                            benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB provides income protection for you during your
INCOME BENEFIT ("GMIB")     life once you elect to annuitize the contract by exercising the benefit. If you elect GMIB I -- Asset Allocation, your contract will be restricted to Option A. If you elect GMIB
                            II -- Custom Selection, you may allocate amounts under
                            either Option A or Option B, and therefore, the fees
                            associated with GMIB II -- Custom Selection are higher than those associated with GMIB I -- Asset Allocation. If you do not elect to exercise the GMIB, this benefit will
                            automatically convert to the GWBL as of the contract date
                            anniversary following age 85, unless you terminate the
                            benefit.
                            If you elect GMIB, your investment allocations are subject to our asset transfer program ("ATP"). The ATP uses
                            predetermined mathematical formulas to move account value
                            between the AXA Ultra Conservative Strategy investment
                            option and the variable investment options. Under these
                            formulas, your account value may be transferred between the variable investment options which you have selected and the
                            AXA Ultra Conservative Strategy investment option. For more information, please see "Guaranteed minimum income benefit
                            ("GMIB")" in "Contract features and benefits" later in this
                            Prospectus and Appendix VIII to this Prospectus.
----------------------------------------------------------------------------------------

             THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

--------------------------------------------------------------------------------------
GUARANTEED MINIMUM        The GWBL guarantees that you can take withdrawals up to a
INCOME BENEFIT ("GMIB")   maximum amount each contract year. Excess withdrawals can
(CONTINUED)               cause a significant reduction in your guaranteed benefit
                          bases and in some cases result in a termination of your
                          contract. THE GWBL IS AVAILABLE ONLY UPON A CONVERSION FROM
                          THE GMIB ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85.
                          If you have not elected to exercise the GMIB as of the
                          contract date anniversary following age 85, the GMIB will
                          automatically convert to the GWBL effective on that date.
                          Upon conversion to GWBL, you will continue to have the
                          investment option choices that were available to you under your GMIB and your contract will continue to be subject to the ATP.
                          The guaranteed benefits under the contract are supported by
                          AXA Equitable's general account and are subject to AXA
                          Equitable's claims paying ability. Contract owners should
                          look to the financial strength of AXA Equitable for its
                          claims paying ability.
--------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH  .   Return of Principal death benefit
BENEFITS ("GMDBS")        .   Highest Anniversary Value death benefit
                          .   "Greater of" GMDB
                             -- The "Greater of" GMDB I (available only if elected
                                with the GMIB I -- Asset Allocation); or
                             -- The "Greater of" GMDB II (available only if elected
                                with the GMIB II -- Custom Selection)
                          All three GMDBs are available in combination with the GMIB.
                          The Return of Principal death benefit and the Highest
                          Anniversary Value death benefit are available without the
                          GMIB. However, the "Greater of" GMDB can only be selected
                          in combination with the GMIB. If you do not select either
                          the Highest Anniversary Value death benefit or the "Greater of" GMDB, the Return of Principal death benefit will
                          automatically be issued with all eligible contracts.
                          Eligible contracts are those that meet the owner and
                          annuitant issue age requirements described under "Rules
                          regarding contributions to your contract" in "Appendix VII".

                          The guaranteed benefits under the contract are supported by
                          AXA Equitable's general account and are subject to AXA
                          Equitable's claims paying ability. Contract owners should
                          look to the financial strength of AXA Equitable for its
                          claims paying ability.
--------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and, in
                          parenthesis, additional contribution amounts under the
                          contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                          "Rules regarding contributions to your contract" in
                          "Appendix VII" for more information, including important
                          limitations on contributions.

                                                 SERIES B         SERIES CP(R)   SERIES L
-------------------------------------------------------------------------------------------------
NQ                                               $25,000($500)    $25,000($500)  $25,000($500)
-------------------------------------------------------------------------------------------------
Traditional IRA                                  $25,000($50)     $25,000($50)   $25,000($50)
-------------------------------------------------------------------------------------------------
Roth IRA                                         $25,000($50)     $25,000($50)   $25,000($50)
-------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary Continuation contract  $25,000($1,000)  n/a            $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-------------------------------------------------------------------------------------------------
QP                                               $25,000($500)    $25,000($500)  $25,000($500)
-------------------------------------------------------------------------------------------------

                               .   No contributions will be accepted after the first
                                   contract year (other than QP contracts). For QP
                                   contracts, the maximum aggregate contributions for any
                                   contract year is 100% of first-year contributions.
                                   Subsequent contributions are not permitted after
                                   conversion to the GWBL.

                               .   Maximum contribution limitations apply to all contracts.
                               ------------------------------------------------------------
                               We currently do not accept any contribution to your
                               contract if: (i) the sum total of all contributions under
                               your Accumulator(R) Series 13A contract would then total
                               more than $1,000,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue); (ii) the sum total of all contributions under all Accumulator(R) Series and
                               Retirement Cornerstone(R) Series contracts with the same
                               owner or annuitant would then total more than $1,500,000;
                               or (iii) the aggregate contributions under all AXA
                               Equitable annuity accumulation contracts with the same
                               owner or annuitant would then total more than $2,500,000.

                               Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                               including our rights to (i) change minimum and maximum
                               contribution requirements and limitations, and (ii)
                               discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                               contributions and transfers to any of the variable
                               investment options and to limit the number of variable
                               investment options which you may elect.
-------------------------------------------------------------------------------------------
CREDIT                         We allocate your contributions to your account value. We
(SERIES CP(R) CONTRACTS ONLY)  allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract.
                               The amount of credit is 3% of each contribution. The credit is subject to recovery by us in certain limited
                               circumstances.
-------------------------------------------------------------------------------------------

             THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY          .   Partial withdrawals
                              .   Several withdrawal options on a periodic basis
                              .   Contract surrender
                              .   Maximum payment plan (only under contracts with GMIB or
                                  GWBL)
                              .   Customized payment plan (only under contracts with GMIB
                                  or GWBL)
                              You may incur a withdrawal charge for certain withdrawals
                              or if you surrender your contract. You may also incur
                              income tax and a tax penalty. Certain withdrawals will
                              diminish the value of optional benefits.
------------------------------------------------------------------------------------------
PAYOUT OPTIONS                .   Fixed annuity payout options
                              .   Other payout options through other contracts
------------------------------------------------------------------------------------------
ADDITIONAL FEATURES           .   Guaranteed minimum death benefit options
                              .   Dollar cost averaging
                              .   Automatic quarterly account value rebalancing (Option B
                                  only)
                              .   Free transfers
                              .   Waiver of withdrawal charge for certain withdrawals,
                                  disability, terminal illness, or confinement to a
                                  nursing home
                              .   Earnings enhancement benefit, an optional death benefit
                                  available under certain contracts
                              .   Option to drop the GMIB after issue
                              .   Option to drop the GWBL after conversion
                              .   Spousal continuation
                              .   Beneficiary continuation option (IRA and NQ only)
                              .   Roll-up benefit base reset
------------------------------------------------------------------------------------------
FEES AND CHARGES              Please see "Fee table" later in this section for complete
                              details.
------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE     Please see "Rules regarding contributions to your contract"
AGES                          in "Appendix VII" for owner and annuitant issue ages
                              applicable to your contract.
------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL          To exercise your cancellation right you must mail the
                              contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you
                              receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain
                              number of days" in "Contract features and benefits" later
                              in this Prospectus for more information.
------------------------------------------------------------------------------------------
EFFECT OF YOUR ACCOUNT VALUE  Your contract will terminate without value if your account
FALLING TO ZERO               value is insufficient to pay any applicable charges when
                              due. Your account value could become insufficient due to
                              withdrawals and/or poor market performance. Upon such
                              termination, you will lose all your rights under your
                              contract and any applicable guaranteed benefits, except as discussed under "Effect of your account value falling to
                              zero" in "Determining your contract's value" later in this
                              Prospectus.
------------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS     From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                              guaranteed benefits. See "Guaranteed benefit offers" in
                              "Contract features and benefits" for more information.
------------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. PLEASE SEE APPENDIX IX LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

             THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time you surrender the contract, if you make certain withdrawals or transfers, request special services or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

-------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions   SERIES B SERIES CP(R) SERIES L
withdrawn/(2)/ (deducted if you surrender your contract or   7.00%    8.00%        8.00%
make certain withdrawals or apply your cash value to
certain payout options).
Charge for each additional transfer in excess of 12               Maximum Charge: $35
transfers per contract year:/(3)/                                Current Charge:   $ 0

Special service charges:/(4)/
  .   Express mail charge                             Current and Maximum Charge:   $35
  .   Wire transfer charge                            Current and Maximum Charge:   $90
  .   Check preparation charge/(5)/                   Maximum Charge:            $85
                                                      Current Charge:              $0
  .   Charge for third party transfer or
      exchange/(5)/                                   Maximum Charge:            $125
                                                      Current Charge:              $65/(6)/
  .   Duplicate contract charge                       Current and Maximum Charge:   $35/(6)/
---------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-----------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE
 ANNIVERSARY
-----------------------------------------------------------------------
Maximum annual administrative charge/(7)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(8)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more

----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS/(9)/
----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES/(10)/:                      SERIES B  SERIES CP(R)  SERIES L
                                                             --------  ---------     --------
Operations                                                   0.80%     1.05%         1.10%
Administrative                                               0.30%     0.35%         0.35%
Distribution                                                 0.20%     0.25%         0.25%
                                                             -----     -----         -----
Total Separate account annual expenses ("Contract fee")      1.30%     1.65%         1.70%

------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY
 OF THE FOLLOWING OPTIONAL BENEFITS
------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(11)/ Deducted
annually/(12)/ on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           no additional charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
------------------------------------------------------------------------------------------
"Greater of" GMDB I (ONLY AVAILABLE IF YOU ALSO ELECT GMIB
  I -- ASSET ALLOCATION)

   Maximum Charge                                              2.30%

   Current Charge/(13)/                                        1.15%
------------------------------------------------------------------------------------------

                                   FEE TABLE

---------------------------------------------------------------------------
"Greater of" GMDB II (ONLY AVAILABLE IF YOU ALSO ELECT GMIB
  II -- CUSTOM SELECTION)

   Maximum Charge                                              2.60%

   Current Charge/(13)/                                        1.30%
---------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE/(14)/ (Calculated
as a percentage of the applicable benefit base./(11)
/Deducted annually/(12) /on each contract date anniversary
for which the benefit is in effect.)

  If you elect GMIB I -- Asset Allocation

   Maximum Charge                                              2.30%

   Current Charge/(13)/                                        1.15%
---------------------------------------------------------------------------

  If you elect GMIB II -- Custom Selection

   Maximum Charge                                              2.60%

   Current Charge/(13)/                                        1.30%
---------------------------------------------------------------------------
EARNINGS ENHANCEMENT BENEFIT CHARGE/(14) /(Calculated as a
percentage of the account value. Deducted annually/(7) /on
each contract date anniversary for which the benefit is in
effect.)                                                       0.35%
---------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT
CHARGE/(14)(15) /(Available only upon conversion of the
GMIB and calculated as a percentage of the GWBL benefit
base/(11) /deducted annually/(12) /on each contract date
anniversary for which the benefit is in effect.)

  Conversion from GMIB I -- Asset Allocation

   Maximum Charge                                              2.30%

   Current Charge/(13)/                                        1.15%
---------------------------------------------------------------------------

  Conversion from GMIB II -- Custom Selection

   Maximum Charge                                              2.60%

   Current Charge/(13)/                                        1.30%
---------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS/(9)/
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016
(expenses that are deducted from Portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      Lowest Highest
expenses)/(16)/                                              0.71%  1.59%
---------------------------------------------------------------------------

                                   FEE TABLE

Notes:

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make a withdrawal or surrender your contract to receive its cash value. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1")

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time, with or without notice.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(8)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(9)Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(10)The separate account annual expenses compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the separate account annual expenses and the withdrawal charge compensate us for the expense associated with the credit.

(11)The benefit base is not an account value or cash value. If you elect the GMIB and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Series CP(R) contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See "Guaranteed minimum income benefit and Guaranteed minimum death benefit base" and "GWBL benefit base" in "Contract features and benefits" later in this Prospectus.

(12)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(13)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Fee changes for the guaranteed benefits" in "Charges and expenses" later in this Prospectus.

(14)If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL.

(15)Please see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.


(16)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The examples below show the expenses that a hypothetical contract owner (who has elected the "Greater of" GMDB II and the Earnings enhancement benefit with the GMIB II -- Custom Selection) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Series B 0.010%; Series CP(R) 0.010%; and Series L 0.006%. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the GMIB II -- Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.

                                   FEE TABLE

The guaranteed interest option and amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge, any applicable withdrawal charge and the charge for any optional benefits do apply to the guaranteed interest option and amounts allocated to the Special DCA programs (as available).

These examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations). These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                               SERIES B
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,314 $2,773  $4,588   $9,146   $614  $2,173  $4,088   $9,146
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,222 $2,506  $4,169   $8,480   $522  $1,906  $3,669   $8,480
---------------------------------------------------------------------------------------------------


                                               SERIES L
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,456 $2,892  $4,270   $9,424   $656  $2,292  $4,270   $9,424
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,363 $2,627  $3,860   $8,788   $563  $2,027  $3,860   $8,788
---------------------------------------------------------------------------------------------------


                                             SERIES CP(R)
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,462 $3,012  $4,807   $9,512   $662  $2,312  $4,307   $9,512
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,368 $2,740  $4,383   $8,848   $568  $2,040  $3,883   $8,848
---------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2016.

                                   FEE TABLE

1. Contract features and benefits

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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix VII summarize our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and rules for contributions are based on the age of the older of the original owner and annuitant. No contributions will be accepted after the first contract year (other than QP contracts). For QP contracts, (i) the maximum aggregate contributions for any contract year is 100% of first-year contributions and
(ii) subsequent contributions are not permitted after conversion to the GWBL.

No contributions are accepted after the first contract year (other than QP contracts). Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and
(ii) discontinue acceptance of contributions. We may discontinue acceptance of contributions within the first year. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum total of all contributions under your Accumulator(R) Series 13A contract would then total more than $1,000,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue); (ii) the sum total of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000; or (iii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix IX later in this Prospectus.

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THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS A NON-NATURAL PERSON SUCH AS A COMPANY OR TRUST, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses. In addition, a spouse may be added as a joint annuitant under a non-natural owner contract upon conversion to the GWBL with a Joint life option. See "Additional owner and annuitant requirements" under "Guaranteed withdrawal benefit for life ("GWBL")."

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Series CP(R) contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix III at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit ("GMIB") converts to the GWBL, the terms owner and successor owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the GMIB

                        CONTRACT FEATURES AND BENEFITS
converts to the GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" later in this Prospectus.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Highest Anniversary Value death benefit, a "Greater of" GMDB and/or the GMIB, which you may be able to convert to the GWBL as of the contract date anniversary following age 85, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Accumulator(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the Guaranteed minimum death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an exchange intended to be a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AS DESCRIBED LATER IN THIS PROSPECTUS, WE DEDUCT GUARANTEED BENEFIT AND ANNUAL ADMINISTRATIVE CHARGES FROM YOUR ACCOUNT VALUE ON YOUR CONTRACT DATE ANNIVERSARY. IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, YOU CAN ONLY EXERCISE THE BENEFIT DURING THE 30 DAY PERIOD FOLLOWING YOUR CONTRACT DATE ANNIVERSARY. THEREFORE, IF YOUR ACCOUNT VALUE IS NOT SUFFICIENT TO PAY FEES ON YOUR NEXT CONTRACT DATE ANNIVERSARY, YOUR CONTRACT WILL TERMINATE WITHOUT VALUE AND YOU WILL NOT HAVE AN OPPORTUNITY TO EXERCISE YOUR GUARANTEED MINIMUM INCOME BENEFIT UNLESS THE NO LAPSE GUARANTEE PROVISION UNDER YOUR CONTRACT IS STILL IN EFFECT. SEE "EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO" IN "DETERMINING YOUR CONTRACT'S VALUE" LATER IN THIS PROSPECTUS.
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If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The contract provides the following investment options: the variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Series B and Series L contracts) or the account for special money market dollar cost averaging (for Series CP(R) contracts). This section lists each of the variable investment options and describes the guaranteed interest option. The next section, "Allocating your contributions," discusses dollar cost averaging in general, including the Special DCA programs.

Your investment options depend on whether you select Option A or Option B. If you elect Guaranteed minimum income benefit I -- Asset Allocation ("GMIB I -- Asset Allocation"), your contract will be

                        CONTRACT FEATURES AND BENEFITS
restricted to Option A. If you elect Guaranteed minimum income benefit II -- Custom Selection ("GMIB II -- Custom Selection") or if you do not elect a GMIB, you can choose either Option A -- Asset Allocation or Option B -- Custom Selection. For additional information, see "Allocating your contributions" later in this Prospectus.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."


ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits or converting GMIB to GWBL limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, the "Greater of" GMDB, or convert to the GWBL, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy Portfolio investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.


Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                        CONTRACT FEATURES AND BENEFITS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


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 AXA PREMIER VIP TRUST                                                   INVESTMENT MANAGER
 CLASS B SHARES                                                          (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                      AS APPLICABLE)                      MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR  Seeks to achieve high total return through a   .   AXA Equitable Funds Management
  BOND                    combination of current income and capital          Group, LLC
                          appreciation.
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds Management
  GROWTH                                                                     Group, LLC
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds Management
  VALUE                                                                      Group, LLC

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                      INVESTMENT MANAGER
 CLASS IB SHARES                                                        (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                     AS APPLICABLE)                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY            Seeks a combination of growth and income to   .   Boston Advisors, LLC
  INCOME/(1)/             achieve an above-average and consistent
                          total return.
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY          Seeks to track the investment results of the  .   BlackRock Investment
  RESPONSIBLE             MSCI KLD 400 Social Index.                        Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED           Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  VOLATILITY              with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED           Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  VOLATILITY              with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED          Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  VOLATILITY              with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                      INVESTMENT MANAGER
 CLASS IB SHARES                                                        (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                     AS APPLICABLE)                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY     Seeks long-term capital appreciation and      .   AXA Equitable Funds Management  (check mark)
                          current income.                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH   Seeks current income and growth of capital,   .   AXA Equitable Funds Management  (check mark)
  STRATEGY                with a greater emphasis on current income.        Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY Seeks a high level of current income.         .   AXA Equitable Funds Management  (check mark)
                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY       Seeks long-term capital appreciation and      .   AXA Equitable Funds Management  (check mark)
                          current income, with a greater emphasis on        Group, LLC
                          capital appreciation.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH       Seeks long-term capital appreciation and      .   AXA Equitable Funds Management  (check mark)
  STRATEGY                current income, with a greater emphasis on        Group, LLC
                          current income.
------------------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE    Seeks current income.                         .   AXA Equitable Funds Management  (check mark)
  STRATEGY/(*)/                                                             Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE   Seeks to achieve total return from long-term  .   AllianceBernstein L.P.            (delta)
  GROWTH                  growth of capital and income.
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH   Seeks to achieve long-term growth of          .   AllianceBernstein L.P.
                          capital.                                      .   AXA Equitable Funds Management
                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE     Seeks to achieve long-term capital growth.    .   ClearBridge Investments, LLC
  CAP GROWTH                                                            .   AXA Equitable Funds Management
                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED     Seeks to maximize income while maintaining    .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      prospects for capital appreciation with an        Group, LLC
                          emphasis on risk-adjusted returns and         .   BlackRock Investment
                          managing volatility in the Portfolio.             Management, LLC
                                                                        .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP    Seeks to achieve long-term total return with  .   AXA Equitable Funds Management  (check mark)
  VALUE MANAGED           an emphasis on risk-adjusted returns and          Group, LLC
  VOLATILITY              managing volatility in the Portfolio.         .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON    Primarily seeks capital appreciation and      .   AXA Equitable Funds Management  (check mark)
  ALLOCATION MANAGED      secondarily seeks income.                         Group, LLC
  VOLATILITY
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY         Seeks to achieve long-term capital            .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      appreciation with an emphasis on risk-            Group, LLC
                          adjusted returns and managing volatility in   .   BlackRock Investment
                          the Portfolio.                                    Management, LLC
                                                                        .   Morgan Stanley Investment
                                                                            Management Inc.
                                                                        .   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE    Seeks to achieve long-term growth of capital  .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns         Group, LLC
                          and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   EARNEST Partners, LLC
                                                                        .   Federated Global Investment
                                                                            Management Corp.
                                                                        .   Massachusetts Financial
                                                                            Services Company d/b/a MFS
                                                                            Investment Management
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                      INVESTMENT MANAGER
 CLASS IB SHARES                                                        (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                     AS APPLICABLE)                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL         Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE      Seeks to achieve capital growth.              .   Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE        Seeks to achieve long-term growth of capital  .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns         Group, LLC
                          and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Capital Guardian Trust Company
                                                                        .   Thornburg Investment
                                                                            Management, Inc.
                                                                        .   Vaughn Nelson Investment
                                                                            Management
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH      Seeks to provide long-term capital growth     .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns         Group, LLC
                          and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   HS Management Partners, LLC
                                                                        .   Loomis, Sayles & Company, L.P.
                                                                        .   Polen Capital Management, LLC
                                                                        .   T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE       Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Massachusetts Financial
                                                                            Services Company d/b/a MFS
                                                                            Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH  Seeks to achieve capital appreciation.        .   Loomis, Sayles & Company, L.P.
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE         Seeks to achieve long-term capital            .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      appreciation with an emphasis on risk             Group, LLC
                          adjusted returns and managing volatility in   .   BlackRock Investment
                          the Portfolio.                                    Management, LLC
                                                                        .   Diamond Hill Capital
                                                                            Management, Inc.
                                                                        .   Wellington Management Company,
                                                                            LLP
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP      Seeks to achieve capital appreciation, which  .   AXA Equitable Funds Management  (check mark)
  EQUITY MANAGED          may occasionally be short-term, with an           Group, LLC
  VOLATILITY              emphasis on risk adjusted returns and         .   BlackRock Investment
                          managing volatility in the Portfolio.             Management, LLC
                                                                        .   Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL      Seeks to achieve long-term capital growth     .   AXA Equitable Funds Management  (check mark)
  EQUITY MANAGED          with an emphasis on risk adjusted returns         Group, LLC
  VOLATILITY              and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Templeton Investment Counsel,
                                                                            LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                         INVESTMENT MANAGER
 CLASS IB SHARES                                                           (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                        AS APPLICABLE)                      MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN       Seeks to achieve long-term growth of             .   Capital Guardian Trust Company
  RESEARCH                capital.
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX        Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                          expenses that approximates the total return
                          performance of the Barclays U.S.
                          Intermediate Government/Credit Bond Index,
                          including reinvestment of dividends, at a risk
                          level consistent with that of the Barclays U.S.
                          Intermediate Government/Credit Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS       Seeks to achieve capital growth and current      .   AXA Equitable Funds Management
                          income.                                              Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   First International Advisors,
                                                                               LLC
                                                                           .   Wells Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE           Seeks to achieve a total return before           .   AXA Equitable Funds Management
  GOVERNMENT BOND         expenses that approximates the total return          Group, LLC
                          performance of the Barclays U.S.                 .   SSgA Funds Management, Inc.
                          Intermediate Government Bond Index,
                          including reinvestment of dividends, at a risk
                          level consistent with that of the Barclays U.S.
                          Intermediate Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK       Seeks to achieve capital growth and income.      .   Invesco Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE         Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES           appreciation.                                        Management Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL      Seeks to achieve capital appreciation.           .   Massachusetts Financial
  GROWTH                                                                       Services Company d/b/a MFS
                                                                               Investment Management
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(**)/     Seeks to obtain a high level of current income,  .   The Dreyfus Corporation
                          preserve its assets and maintain liquidity.
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL     Seeks to achieve capital appreciation.           .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND Seeks to generate a return in excess of          .   Pacific Investment Management
                          traditional money market products while              Company LLC
                          maintaining an emphasis on preservation of
                          capital and liquidity.
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS      Seeks to achieve high current income             .   AllianceBernstein L.P.
                          consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                               Group, LLC
                                                                           .   Pacific Investment Management
                                                                               Company LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH   Seeks to achieve long-term capital appreciation  .   T. Rowe Price Associates, Inc.
  STOCK                   and secondarily, income.
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME  Seeks to achieve total return through capital    .   UBS Global Asset Management
                          appreciation with income as a secondary              (Americas) Inc.
                          consideration.
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                       INVESTMENT MANAGER
 CLASS IB SHARES                                                         (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                      AS APPLICABLE)                      MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE   Seeks to achieve long-term growth of capital.  .   AllianceBernstein L.P.
  EQUITY                                                                 .   AXA Equitable Funds Management
                                                                             Group, LLC
                                                                         .   ClearBridge Investments, LLC
                                                                         .   Scotia Institutional Asset
                                                                             Management US, Ltd.
                                                                         .   T. Rowe Price Associates, Inc.
                                                                         .   Westfield Capital Management
                                                                             Company, L.P.
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND    Seeks to achieve a balance of high current     .   AXA Equitable Funds Management
                          income and capital appreciation, consistent        Group, LLC
                          with a prudent level of risk.                  .   BlackRock Financial
                                                                             Management, Inc.
                                                                         .   DoubleLine Capital LP
                                                                         .   Pacific Investment Management
                                                                             Company LLC
                                                                         .   SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP      Seeks to achieve long-term growth of capital.  .   AllianceBernstein L.P.
  GROWTH                                                                 .   AXA Equitable Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   Franklin Advisers, Inc.
                                                                         .   Wellington Management Company,
                                                                             LLP
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP      Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds Management
  VALUE                                                                      Group, LLC
                                                                         .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   Diamond Hill Capital
                                                                             Management, Inc.
                                                                         .   Knightbridge Asset Management,
                                                                             LLC
                                                                         .   Lord, Abbett & Co. LLc
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY   Seeks to achieve long-term growth of           .   Allianz Global Investors U.S.
                          capital.                                           LLC
                                                                         .   AXA Equitable Funds Management
                                                                             Group, LLC
                                                                         .   SSgA Funds Management, Inc.
                                                                         .   Wellington Management Company,
                                                                             LLP
-----------------------------------------------------------------------------------------------------------------------


(*) The AXA Ultra Conservative Strategy investment option is part of the asset transfer program and is not part of Option A or Option B. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(**)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(1) This information reflects the Portfolio's name change effective on or about May 19, 2017, subject to regulatory approval. The Portfolio's name in effect until on or about May 19, 2017, is EQ/Boston Advisors Equity Income.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

Based on the interest rates in effect at the time, we will apply the highest of the three interest rates described above to amounts allocated to the guaranteed interest option. Although the interest rate may vary over the course of your investment in the guaranteed interest option, the interest rate will never be lower than the lifetime minimum rate. For information regarding the interest rate currently in effect for the guaranteed interest option, call us or visit us online. See "How to reach us" earlier in this Prospectus.


The lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate, which is set each calendar year, will never be less than the lifetime minimum rate. The minimum yearly rate for 2017 is 1.00%. Current interest rates, which may be set monthly, will never be less than the yearly guaranteed interest rate.


We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable) and any optional benefit charges. See Appendix IX later in this Prospectus for state variations.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

If the asset transfer program ("ATP") is in effect, ATP transfers are not taken out of or allocated to the guaranteed interest option. Please see "Asset transfer program ("ATP")" later in this section.

The account for special dollar cost averaging is part of our general account. See "Special dollar cost averaging program" below for more information.

ALLOCATING YOUR CONTRIBUTIONS

Your allocation alternatives and procedures depend on whether you select Option A -- Asset Allocation or Option B -- Custom Selection, which we describe below. You must select either Option A -- Asset Allocation or Option B -- Custom Selection with your initial contribution. If you elect GMIB I -- Asset Allocation, your contract is restricted to Option A. If you elect GMIB II -- Custom Selection or if you don't elect a GMIB, you can choose either Option A or Option B.

Subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit new allocation instructions on a form that we provide. We will not honor letters of instruction directing the allocation. If you submit new allocation instructions for subsequent contributions, those allocation instructions must comply with the Option rules that are in effect at the time that you submit the new allocation instructions.

OPTION A -- ASSET ALLOCATION

Under Option A, the Asset Allocation option, all of your account value must be allocated to one or more of the following options: (1) the AXA Strategic Allocation Portfolios; (2) the AXA/AB Dynamic Moderate Growth Portfolio;
(3) the guaranteed interest option; (4) the EQ/Money Market Portfolio; and
(5) a Special DCA program.

The AXA Strategic Allocation Portfolios are:
  AXA Balanced Strategy
  AXA Conservative Growth Strategy
  AXA Conservative Strategy
  AXA Growth Strategy
  AXA Moderate Growth Strategy

Allocations must be in whole percentages, and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%.

Special DCA programs are available in connection with Option A, and they are discussed in "Dollar cost averaging" below.

You can rebalance your account value under Option A by submitting a request to rebalance your account value as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only) and must comply with the limits regarding transfers into and out of the guaranteed interest option. You can rebalance only to the investment options available under Option A.

When we rebalance your account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing, however, a one-time rebalancing request may trigger an off cycle ATP transfer if any amounts are moved out of the guaranteed interest option as a result of the rebalance. Please see "Asset transfer program ("ATP")" later in this section.

OPTION B -- CUSTOM SELECTION

Under Option B, the Custom Selection option, all of your account value must be allocated to: (1) the variable investment options according to the category and investment option limits described below; or (2) a Special DCA program. The guaranteed interest option is not available under Option B.

                        CONTRACT FEATURES AND BENEFITS

If you do not elect a Special DCA program, all of your account value must be allocated among the investment options in the following four categories:

Category 1 -- Fixed Income
  EQ/Core Bond Index
  EQ/Intermediate Government Bond
  EQ/Money Market
  EQ/Quality Bond PLUS
  Multimanager Core Bond

Category 2 -- Asset Allocation/Indexed
  AXA Balanced Strategy
  AXA Conservative Growth Strategy
  AXA Conservative Strategy
  AXA Growth Strategy
  AXA Moderate Growth Strategy
  AXA 400 Managed Volatility
  AXA 500 Managed Volatility
  AXA 2000 Managed Volatility
  AXA International Managed Volatility
  AXA/AB Dynamic Moderate Growth

Category 3 -- Core Diversified
  AXA/Franklin Balanced Managed Volatility
  AXA/Franklin Small Cap Value Managed Volatility
  AXA/Franklin Templeton Allocation Managed Volatility
  AXA Global Equity Managed Volatility
  AXA International Core Managed Volatility
  AXA Large Cap Growth Managed Volatility
  AXA Large Cap Value Managed Volatility
  AXA Large Cap Core Managed Volatility
  AXA Mid Cap Value Managed Volatility
  AXA/Mutual Large Cap Equity Managed Volatility
  AXA/Templeton Global Equity Managed Volatility
  Charter/SM/ Multi-Sector Bond
  Charter/SM/ Small Cap Growth
  Charter/SM/ Small Cap Value
  EQ/Global Bond PLUS
  Multimanager Aggressive Equity
  Multimanager Mid Cap Growth
  Multimanager Mid Cap Value

Category 4 -- Manager Select

  1290 VT Equity Income*
  1290 VT Socially Responsible

  AXA/Loomis Sayles Growth
  AXA/AB Small Cap Growth

  AXA/ClearBridge Large Cap Growth
  AXA/Janus Enterprise

  EQ/Capital Guardian Research
  EQ/Invesco Comstock
  EQ/JPMorgan Value Opportunities
  EQ/MFS International Growth


  EQ/Oppenheimer Global
  EQ/PIMCO Ultra Short Bond
  EQ/T. Rowe Price Growth Stock
  EQ/UBS Growth and Income


  Multimanager Technology
-------------

* Please see "Portfolios of the Trusts" earlier in this Prospectus for the variable investment option's former name.


Your contributions in the four categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits of Option B -- Custom Selection.

----------------------------------------------------------------------------------------------
                                                                   2
                                                      1          ASSET          3         4
                                                    FIXED     ALLOCATION/     CORE     MANAGER
                    CATEGORY                        INCOME      INDEXED    DIVERSIFIED SELECT
----------------------------------------------------------------------------------------------
Maximum for category                                100%          70%          50%       25%
----------------------------------------------------------------------------------------------
Minimum for category                                30%/(1)/      20%/(1)/     0%        0%
----------------------------------------------------------------------------------------------
Maximum for each option                             100%/(2)/     70%/(3)/     25%       15%
----------------------------------------------------------------------------------------------

(1)You are required to invest a minimum of 30% of your account value in Category 1 at all times. In addition, a minimum of 20% of your account value is also required to be invested in Category 2 if any percentage of your account value is allocated to Category 3 and/or Category 4.
(2)The maximum option limit for the EQ/Money Market is 30%.
(3)AXA 2000 Managed Volatility, AXA 400 Managed Volatility, AXA 500 Managed Volatility and AXA International Managed Volatility have a 40% per option maximum limit.


There are no minimum allocations for any one investment option. Allocations must be in whole percentages. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix IX later in this Prospectus for state variations.

QUARTERLY REBALANCING (OPTION B -- CUSTOM SELECTION ONLY). Under Option B, your account value will be rebalanced automatically each quarter of your contract year. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. The rebalance for the last quarter of the contract year will occur on the contract anniversary date. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract anniversary date. When we rebalance your account value, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. For contracts with GMIB, the "Greater of" GMDB or the GWBL, any amounts in the AXA Ultra Conservative Strategy investment option will be excluded from rebalancing. Please see "Asset transfer program ("ATP")" later in this section. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change.

TRANSFERS. Generally, you may transfer your account value among the variable investment options. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Under Option A, a transfer into the guaranteed interest option (other than a transfer pursuant to a Special DCA program) will

                        CONTRACT FEATURES AND BENEFITS
not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

You may make transfers among the investment options available under Option B, provided that the transfer meets the category and investment option limits in place at the time of the transfer. In the remainder of this section, we explain our current Option B transfer rules, which we may change in the future. You may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. An investment option transfer under Option B does not automatically change your allocation instructions for the rebalancing of your account on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. If you wish to change your allocation instructions for the quarterly rebalancing of your account, these instructions must meet the category and investment option limits in place at the time of the transfer and must be made in writing on a form we provide and sent to the processing office. Please note, however, that an allocation change for future contributions will automatically change the rebalancing instructions on file for your account. For more information about transferring your account value, please see "Transferring your money among investment options" later in this Prospectus.

For contracts with GMIB (or for contracts that have converted to the GWBL), you cannot contribute or initiate a transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see "Asset transfer program ("ATP")" later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment limits in place at the time that the instructions are received.

POSSIBLE CHANGES TO THE CATEGORY AND INVESTMENT OPTION LIMITS. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories
(collectively, "category and investment option limits").

If we change our category and investment option limits, please note the following:

..   Any amounts you have allocated among the variable investment options will
    NOT be automatically reallocated to conform with the new category and investment option limits.

..   If your allocation instructions on file prior to a change to our category and investment option limits do NOT COMPLY with our new category and investment option limits:

   -- you will NOT be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions;

   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new category and investment option limits. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

SWITCHING BETWEEN OPTIONS

If you elect the GMIB I -- Asset Allocation, your contract will be restricted to Option A (even if you drop the Guaranteed minimum income benefit I -- Asset Allocation). If you elect the GMIB I -- Asset Allocation and convert to the GWBL, your contract will continue to be restricted to Option A at the time of the conversion.

If you do not have the GMIB I -- Asset Allocation, you may select either Option A or Option B. In addition, you may switch between Option A and Option B. There are currently no limits on the number of switches between options, but the Company reserves the right to impose a limit. If you move from one option to another, you are subject to the rules applicable to the new option that are in place at the time of the switch.

For more information about allocation changes upon an automatic conversion to the GWBL, see "Automatic conversion" in "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus.

YOUR RESPONSIBILITY FOR ALLOCATION DECISIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to select investment allocations and make other decisions under the contract. (Your investment allocations may be subject to the ATP if the GMIB, the "Greater of" GMDB or the GWBL is in effect, as described in "Asset transfer program ("ATP")" later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

                        CONTRACT FEATURES AND BENEFITS

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Under Option A or Option B, you may participate in a Special DCA program. Under Option A, but not Option B, you may participate in one of two Investment simplifier programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Under Option A, your dollar cost averaging transfer allocations to the guaranteed interest option cannot exceed 25% of your dollar cost averaging transfer allocations. Under Option B, dollar cost averaging transfer allocations must also meet Custom Selection guidelines. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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We offer the following dollar cost averaging programs:

..   Special dollar cost averaging:

..   Special money market dollar cost averaging:

..   Investment simplifier.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" with Series B and Series L contracts and the "Special money market dollar cost averaging program" with Series CP(R) contracts. Collectively, we refer to the special dollar cost averaging program and the special money market dollar cost averaging program as the "Special DCA programs".

SPECIAL DOLLAR COST AVERAGING PROGRAM

You may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We pay interest at guaranteed rates in this account for specified time periods. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. The guaranteed lifetime minimum rate is 1.00%. There is no maximum rate. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in this account. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options over an available time period that you select. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after your contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has ended, you may select an additional time period if you are still eligible to make contributions under your contract. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the selection that you have previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM

You may dollar cost average from the account for special money market dollar cost averaging option, which is part of the EQ/Money Market investment option.

UNDER BOTH SPECIAL DCA PROGRAMS, THE FOLLOWING APPLIES:

..   Initial contributions to a program must be at least $2,000; subsequent contributions to an existing program must be at least $250.

..   Subsequent contributions to an existing program do not extend the time period of the program.

..   Contributions into a program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a program.

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods; you may only have one time period in effect at any time and once you select a time period, you may not change it.

..   Currently, your account value will be transferred from the program into the investment options on a monthly basis. We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

..   Contributions to a program may be designated for the variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our programs, 100% of your contribution must be allocated to that program. In other words, your contribution cannot be split between your Special DCA program and any other investment options available under the contract.

   -- You may designate up to 25% of your program to the guaranteed interest option, even if such a transfer would result in more than 25% of your account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file, the instructions for your program will change to match your new allocation instructions.

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the program that we have on file for you.

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your program allocation instructions. Any withdrawal from a program will reduce your guaranteed benefit bases. See "How withdrawals affect your guaranteed benefits" later in this section.

..   For contracts with GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see "Asset transfer program ("ATP")" later in this section.

..   If the GMIB converts to the GWBL, the Special DCA programs are not available.

..   You may cancel your participation in the program at any time by notifying us in writing. If you terminate your program, we will allocate any remaining amounts in your program pursuant to your program allocations instructions on file.

INVESTMENT SIMPLIFIER

Under Option A, we offer two Investment simplifier options which are dollar cost averaging programs. You may not participate in an Investment simplifier option when you are participating in a Special DCA program. The Investment simplifier options are not available under Option B.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options available under Option A. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. This option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if such a transfer ends the program. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the investment options available under Option A. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

INTERACTION OF DOLLAR COST AVERAGING PROGRAMS WITH OTHER CONTRACT FEATURES AND BENEFITS

You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. If your GMIB converts to the GWBL, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. Not all dollar cost averaging programs are available in all states. See Appendix IX later in this Prospectus for more information on state availability.

CREDITS (FOR SERIES CP(R) CONTRACTS ONLY)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not consider credits to be contributions for purposes of any discussion in this Prospectus. WE DO NOT INCLUDE CREDITS IN CALCULATING ANY OF YOUR BENEFIT BASES UNDER THE CONTRACT, EXCEPT TO THE EXTENT THAT ANY CREDITS ARE PART OF YOUR ACCOUNT VALUE, WHICH IS USED TO CALCULATE A RESET OF THE HIGHEST ANNIVERSARY VALUE BENEFIT BASE OR THE ROLL-UP

                        CONTRACT FEATURES AND BENEFITS

BENEFIT BASE. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes.

The amount of the credit will be 3% of your initial contribution and each subsequent contribution made in the first contract year. For QP contracts only, the credit percentage will also be credited for contributions in the second and later contract years. Please note that we may discontinue acceptance of contributions, including within the first contract year. Please also note that the credit percentage may be different for certain contract owners. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $180 [3% x (10,000 + 3,000 -7,000)].

We will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. (If the younger joint owner dies, we will not recover the amount of such credit. The contract would continue based on the older joint owner.)

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $3,000.

We will recover any credit on a pro rata basis from the value in your variable investment options (including any amounts in the AXA Ultra Conservative Strategy investment option) and guaranteed interest option. If there is insufficient value or no value in the variable investment options (including any amounts in the AXA Ultra Conservative Strategy investment option) and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging. We do not include credits in the calculation of any withdrawal charge.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for longer than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

Any amount transferred from another AXA Equitable contract in which a credit was previously applied, is not eligible for an additional credit on the amount transferred to your Series CP(R) contract.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "guaranteed benefit bases") are used to calculate the Guaranteed minimum income benefit ("GMIB") and the Guaranteed minimum death benefits, as described in this section. The benefit base for a GMIB and Guaranteed minimum death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit ("GMIB")" and "Guaranteed minimum death benefit" below.

We refer to the following collectively, as the "Guaranteed minimum income benefit ("GMIB")": (i) GMIB I -- Asset Allocation and (ii) GMIB II -- Custom Selection.

We refer to the following, collectively, as "Guaranteed minimum death benefits:" (i) Return of Principal death benefit; (ii) the Highest Anniversary Value death benefit; and (iii) the "Greater of" GMDB, which includes both the "Greater of" GMDB I and the "Greater of" GMDB II.

As discussed immediately below, when calculating your guaranteed benefits, one or more of the following may apply: (1) the Return of Principal death benefit is based on the Return of Principal death benefit base; (2) the Highest Anniversary Value death benefit is based on the Highest Anniversary Value benefit base; (3) the "Greater of" GMDB is based on the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base; (4) the GMIB is based on the Roll-up benefit base.

                        CONTRACT FEATURES AND BENEFITS

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your guaranteed benefit bases.

For a description of how the ATP exit option will impact your guaranteed benefit bases, see "ATP exit option" below.

See "How withdrawals affect your guaranteed benefits" later in this section for a discussion of how withdrawals impact your guaranteed benefit bases. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please see Appendix IV for an example of how your guaranteed benefit bases are calculated.

RETURN OF PRINCIPAL DEATH BENEFIT BASE

Your Return of Principal death benefit base is equal to:

..   your initial contribution and any subsequent contributions to the contract;
    less

..   a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE
(USED FOR THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, "GREATER OF" GMDB I AND "GREATER OF" GMDB II)

The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your contract.

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

..   your initial contribution and any subsequent contributions to your contract,

                                     -OR-

..   your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any subsequent contributions made since the most recent "reset" of the Highest Anniversary Value benefit base that established your account value as your new Highest Anniversary Value benefit base).

If you have taken a withdrawal from your contract, your Highest Anniversary Value benefit base will be reduced from the amount described above.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to the greater of either:

..   your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any subsequent contributions made after any such withdrawal),

                                     -OR-

..   your highest account value on any contract date anniversary after the withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any subsequent contributions made since the most recent "reset" of the Highest Anniversary Value benefit base that established your account value as your new Highest Anniversary Value benefit base)

Your Highest Anniversary benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, the associated guaranteed death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

ROLL-UP BENEFIT BASE
(USED FOR THE GMIB I -- ASSET ALLOCATION, "GREATER OF" GMDB I, GMIB II -- CUSTOM SELECTION AND "GREATER OF" GMDB II)

Your Roll-up benefit base is equal to:

..   your initial contribution and any subsequent contributions to your contract; less

..   a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   a deduction that reflects (a) the dollar amount of any RMD taken through our RMD program in the first contract year and (b) the dollar amount of any RMD in excess of the Annual withdrawal amount taken through our RMD program in subsequent contract years; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the "Annual withdrawal amount." Any withdrawals during the first contract year will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

The "Annual Roll-up amount" and the "Deferral Roll-up amount" are described under "Guaranteed minimum income benefit ("GMIB")" later in this section.

The Roll-up benefit base is used to calculate (i) the Annual withdrawal amount (as described later in this section), (ii) the benefit bases for the GMIB and "Greater of" GMDB, and (iii) the charges for these guaranteed benefits.

The Roll-up benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. However, even after the Roll-Up benefit base stops rolling up, the associated "Guaranteed minimum" death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount. For the GMIB, the Roll-up benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised prior to the contract date anniversary following age 85. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For contracts with non-natural owners, the Roll-up benefit bases will be based on the annuitant's (or older joint annuitant's) age.

                        CONTRACT FEATURES AND BENEFITS

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE ROLL-UP BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, SUBSEQUENT CONTRIBUTIONS TO YOUR CONTRACT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT
DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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"GREATER OF" GMDB I AND "GREATER OF" GMDB II BENEFIT BASES

Your "Greater of" death benefit base is equal to the greater of:

..   The Roll-up benefit base; and

..   The Highest Anniversary Value benefit base.

Both of these are described immediately above.

Please see Appendix IV later in this Prospectus for an example of how the benefit base for the "Greater of" GMDB is calculated.

Your guaranteed benefit base(s) is not an account value. As such, the benefit base(s) will not be split or divided in any proportion in connection with an event, such as a divorce or Roth IRA conversion.

ROLL-UP BENEFIT BASE RESET

As described in this section, you will be eligible to reset your Roll-up benefit base on certain contract date anniversaries. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-up benefit base. The Roll-up continues to the contract date anniversary following age 85 on any reset benefit base. We reserve the right to change or discontinue our reset programs at any time.

If you elect GMIB with or without the "Greater of" GMDB, you are eligible to reset the Roll-up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 85th birthday. After the contract date anniversary following your 85th birthday, the "Greater of" Guaranteed minimum death benefit and its associated charge will remain in effect but the associated Roll-up benefit base will no longer be eligible for resets.

If you elect both a "Greater of" GMDB and a GMIB, the Roll-up benefit bases for both guaranteed benefits are reset simultaneously when you request a Roll-up benefit base reset. You cannot elect a Roll-up benefit base reset for one benefit and not the other.

If you are not enrolled in one of our programs, we will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the Roll-up benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

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ONE-TIME RESET OPTION -- RESETS YOUR ROLL-UP BENEFIT BASE ON A SINGLE CONTRACT DATE ANNIVERSARY.

AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR ROLL-UP BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.

AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR ROLL-UP BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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If your request to reset your Roll-up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. If you die before the contract date anniversary following age 85 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary until the contract date anniversary following the spouse's age 85 as described above.

IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR ROLL-UP BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. See "Exercise rules" under "Guaranteed minimum income benefit ("GMIB")" and "How withdrawals affect your guaranteed benefits" below for more information. Please note that in most cases, resetting your Roll-up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus.

If you are a traditional IRA or QP contract owner, before you reset your Roll-up benefit base, please consider the effect of the plan's requirement to make lifetime required minimum distributions with respect to the contract. If you convert from a QP contract to an IRA, the waiting period for the reset under the IRA contract will take into account the time before conversion when the contract was a QP contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle that you maintain. See "How withdrawals affect

                        CONTRACT FEATURES AND BENEFITS
your guaranteed benefits" later in this section and "Lifetime required minimum distribution withdrawals" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix III -- "Purchase considerations for QP Contracts" later in this Prospectus.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under "Guaranteed minimum income benefit ("GMIB")" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

This section describes the Guaranteed minimum income benefit ("GMIB").

The GMIB is available to owners ages 20-80 (ages 20-70 for Series CP(R) contracts). For owner ages 66-80 at issue, the "Greater of" GMDB I and the "Greater of" GMDB II are not available. See Appendix IX later in this Prospectus for more information. You may elect one of the following:

..   The Guaranteed minimum income benefit I -- Asset Allocation ("GMIB I --
    Asset Allocation").

..   The Guaranteed minimum income benefit II -- Custom Selection ("GMIB II --
    Custom Selection").

Both options include the ability to reset your Roll-up benefit base. See "Roll-up benefit base reset" earlier in this section. Under GMIB I -- Asset Allocation, you are restricted to the investment options available under Option A -- Asset Allocation. Under GMIB II -- Custom Selection, you can choose either Option A -- Asset Allocation or Option B -- Custom Selection. You should not elect GMIB II -- Custom Selection and invest your account value in Option A if you plan to never switch to Option B, since GMIB I -- Asset Allocation's optional benefit charge is lower and offers Option A.

If you elect the GMIB I -- Asset Allocation, you may elect the Return of Principal death benefit, Highest Anniversary Value death benefit, or the "Greater of" GMDB I. You may not elect the "Greater of" GMDB II.

If you elect the GMIB II -- Custom Selection, you may elect the Return of Principal death benefit, Highest Anniversary Value death benefit, or the "Greater of" GMDB II. You may not elect the "Greater of" GMDB I.

If the contract is jointly owned, the GMIB will be calculated on the basis of the older owner's age. There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

This feature is not available for an Inherited IRA. If you are using the contract to fund a charitable remainder trust (for Series B and Series L contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your GMIB. See "Owner and annuitant requirements" earlier in this section. If the owner was older than age 60 at the time an IRA or QP contract was issued, the GMIB may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the GMIB can be exercised. See "How withdrawals affect your guaranteed benefits" later in this section.

If you elect the GMIB option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

The GMIB guarantees you a minimum amount of fixed income under a life annuity fixed payout option. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise your GMIB. An additional payout option may be available for certain contract owners. Please see Appendix IX for more information.

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your Roll-up benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 85), to GMIB guaranteed annuity purchase factors, or
(ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of GMIB" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

ANNUAL ROLL-UP RATE

Beginning with the contract year in which the first withdrawal is taken out of the contract until the contract date anniversary following age 85, the Annual Roll-up rate is:

..   5%, if withdrawals begin after the contract date anniversary when the owner is age 64.

                        CONTRACT FEATURES AND BENEFITS

..   4%, if withdrawals begin on or prior to the contract date anniversary when the owner is age 64.

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your Roll-up benefit base for the contract year in which the first withdrawal is made from your contract and all subsequent contract years. The Roll-up rate used to calculate amounts credited to your Roll-up benefit base in the contract years prior to the first withdrawal from your contract is called the "Deferral Roll-up rate".

The Annual Roll rate operates differently if your spouse continues the contract as successor owner upon your death. Please see "Spousal continuation" in "Payment of death benefit" for more information on how the Annual Roll-up rate is determined for the contract if your spouse continues the contract as successor owner upon your death.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is 5%. The Deferral Roll-up rate is only used to calculate amounts credited to your Roll-up benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your contract.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up benefit base on each contract date anniversary once you take a withdrawal from your contract. The Annual Roll-up amount adjustment to your Roll-up benefit base is a primary way to increase the value of your Roll-up benefit base. This amount is calculated by taking into account your Roll-up benefit base from the preceding contract date anniversary, the Annual Roll-up rate, contributions to your contract during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal taken in the first contract year is an Excess withdrawal and will reduce (i) your Roll-up benefit base on pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program in the first contract year will reduce your Roll-up benefit base on a dollar-for-dollar basis.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   your Roll-up benefit base on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate; less

..   any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to your contract during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION.

The Roll-up benefit base, used in connection with the GMIB and the "Greater of" GMDB, stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday.

In the event of your death, a pro-rated portion of the Annual Roll-up amount will be added to the Roll-up benefit base, if applicable.

Amounts withdrawn from your contract in excess of your Annual withdrawal amount, and all subsequent withdrawals from your contract in that contract year, will always reduce your Roll-up benefit base on a pro rata basis. For more information, see "How withdrawals affect your guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up benefit base on each contract date anniversary before you take your first withdrawal from your contract. The amount is calculated by taking into account your Roll-up benefit base from the preceding contract date anniversary, the Deferral Roll-up rate and contributions to your contract during the contract year.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up benefit base on the preceding contract date anniversary, or initial benefit base in the first contract year, multiplied by:

..   5% (the Deferral Roll-up rate); plus

..   A pro-rated Deferral Roll-up amount for any contribution to your contract during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up benefit base, if applicable.

ANNUAL WITHDRAWAL AMOUNT

Your Annual withdrawal amount is calculated on the first day of each contract year beginning in the second contract year, and is equal to:

..   the Annual Roll-up rate, or initial benefit base in the first contract year, multiplied by;

..   the Roll-up benefit base as of the most recent contract date anniversary.

You do not have an Annual withdrawal amount in the first contract year. Any withdrawal from your contract during the first contract year is treated as an Excess withdrawal and will reduce your Roll-up benefit base on a pro rata basis and your Annual Roll-up amount on a dollar-for-dollar basis.

Beginning in the second contract year, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit base. Amounts withdrawn from your contract in excess of your Annual withdrawal amount, and all subsequent withdrawals from your contract in that contract year, will always reduce your Roll-up benefit base on a pro rata basis. Each such withdrawal is referred to as an "Excess withdrawal". For an example of how a pro rata reduction works, see "How withdrawals affect your guaranteed benefits" later in this section. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT MAY HAVE A HARMFUL EFFECT ON YOUR GUARANTEED BENEFIT BASES. AN EXCESS WITHDRAWAL THAT REDUCES YOUR ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

Please remember that the Roll-up benefit base is only one component of the benefit base for the "Greater of" GMDB I and "Greater of"

                        CONTRACT FEATURES AND BENEFITS

GMDB II. These benefit bases are equal to the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base. This means if the Highest Anniversary Value benefit base is greater than the Roll-up benefit base at the time of a withdrawal, even if your Roll-up benefit base is not reduced as a result of the withdrawal, your "Greater of" death benefit base will be reduced. Your Annual withdrawal amount is based solely on your Roll-up benefit base; it is not impacted by your Highest Anniversary Value benefit base.

Your Annual withdrawal amount is calculated using the Annual Roll-up rate. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year.

EFFECT OF AN EXCESS WITHDRAWAL. An Excess withdrawal will always reduce your Roll-up benefit base and your Highest Anniversary Value benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your guaranteed benefit bases on a pro rata basis.

For an example of how your Annual withdrawal amount, Annual Roll-up amount, Deferral Roll-up amount and an Excess withdrawal affect your Roll-up benefit base see Appendix IV later in this Prospectus.

GMIB "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

..   You will be issued a life only supplementary contract based on your life.
    Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals during your second or later contract year exceed your Annual withdrawal amount;

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed your Annual withdrawal amount.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB.

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WE DEDUCT GUARANTEED BENEFIT AND ANNUAL ADMINISTRATIVE CHARGES FROM YOUR
ACCOUNT VALUE ON YOUR CONTRACT DATE ANNIVERSARY. IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, YOU CAN ONLY EXERCISE THE BENEFIT DURING THE 30 DAY PERIOD FOLLOWING YOUR CONTRACT DATE ANNIVERSARY. THEREFORE, IF YOUR ACCOUNT VALUE IS NOT SUFFICIENT TO PAY FEES ON YOUR NEXT CONTRACT DATE ANNIVERSARY,
YOUR CONTRACT WILL TERMINATE WITHOUT VALUE AND YOU WILL NOT HAVE AN OPPORTUNITY TO EXERCISE YOUR GUARANTEED MINIMUM INCOME BENEFIT UNLESS THE NO LAPSE
GUARANTEE PROVISION UNDER YOUR CONTRACT IS STILL IN EFFECT. SEE "EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO" IN "DETERMINING YOUR CONTRACT'S VALUE" LATER IN THIS PROSPECTUS.
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You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "Charges and expenses" later in this Prospectus for information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following your 85th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age
85. Other options are available to you on the contract date anniversary following your 85th birthday. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. In addition, eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

..   If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

                        CONTRACT FEATURES AND BENEFITS

To exercise the Guaranteed minimum income benefit:

   -- We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

   -- Your account value must be greater than zero on the exercise date. See
      "Effect of your account value falling to zero" in "Determining your contract's value" for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)if you were age 76 when the contract was issued or the Roll-up benefit base was reset when you were between the ages of 75 and 80, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following your attainment of age 85;

(ii)for Accumulator(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Series QP contract into an Accumulator(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be affected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the Roll-up benefit base and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your guaranteed benefits" later in this section;

(iv)IF YOU RESET THE ROLL-UP BENEFIT BASE (AS DESCRIBED EARLIER IN THIS SECTION), YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. PLEASE NOTE THAT IN MOST CASES, RESETTING YOUR ROLL-UP BENEFIT BASE WILL LENGTHEN THE WAITING PERIOD;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi)if the contract is jointly owned, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ''Effect of your account value falling to zero'' in ''Determining your contract's value" and the section entitled ''Charges and expenses'' later in this Prospectus.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ''How withdrawals affect your guaranteed benefits'' later in this section.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

ASSET TRANSFER PROGRAM ("ATP")

If the GMIB, the "Greater of" GMDB or the GWBL is in effect, you are required to participate in the asset transfer program ("ATP"). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. The formulas applicable to you may not be altered once you elect the benefit. In essence, we seek to preserve account value by transferring some or all of your account value to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your variable investment

                        CONTRACT FEATURES AND BENEFITS
options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is not part of Option A or Option B, and you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies regardless of whether you elect Option A or Option B. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see "Portfolios of the Trusts" in "Contract features and benefits" earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the preceding business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB. For purposes of these calculations, amounts in the guaranteed interest option and any Special DCA program are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.


The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the account value by the Roll-up benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined "transfer points" to determine what portion of account value needs to be held in the AXA Ultra Conservative Strategy investment option.


If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option and a Special DCA program. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the variable investment options in accordance with your allocation instructions on file. Any amounts that would have been allocated to the guaranteed interest option, based on your allocation instructions on file, will be allocated among the variable investment options. No amounts will be transferred into or out of the guaranteed interest option or a Special DCA program as a result of any ATP transfer.

If you make a contribution after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the account value will be invested in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of account value will be invested in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program. On the first day of your first contract year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. After the 20th contract year, the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix VIII for a list of transfer points.

On any day that a transfer (excluding a dollar cost averaging transfer) is made out of the guaranteed interest option into a variable investment option, the formulas described above will be run, which may in turn trigger an off cycle ATP transfer. Regardless of when this off cycle valuation occurs, an ATP valuation will again occur on the next valuation day. An off cycle valuation will not occur on a monthiversary. Cancellation of any dollar cost averaging program will not trigger an off cycle ATP transfer. For the purposes of any off cycle calculation, the ATP transfer formula will use the account value as of the previous business day. Off cycle calculations will use the transfer points for the most recent valuation day.

If you take a withdrawal from your contract and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option, if applicable. If there is insufficient value or no value in those investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the Special DCA program.

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

                        CONTRACT FEATURES AND BENEFITS

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your account value if the market increases which may also increase your benefit bases upon a reset. On the other hand, if the market declines, your account value will also decline which will reduce the likelihood that your benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the first contract year.

..   Beginning in the second contract year, you may make a transfer out of the
    AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day or on a day where we process an off cycle transfer. If your transfer form is received in good order on a valuation day or a day on which we process an off cycle transfer, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your benefit bases and therefore a reduction in the value of your benefits.

On the day the ATP exit option is processed, the current value of the Roll-up benefit base is compared to the new benefit base produced by the ATP exit option formula. The Roll-up benefit base is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula.

If the Roll-up benefit base is adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any such amounts are added to your newly adjusted Roll-up benefit base.

The effect of the ATP exit option on the Guaranteed minimum death benefit bases is as follows:

..   "Greater of" GMDB: Both the Roll-up benefit base and the Highest
    Anniversary Value benefit base will be adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa.

..   Highest Anniversary Value death benefit: The benefit base value for the
    Highest Anniversary Value death benefit will be adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula.

..   Return of Principal death benefit: The Return of Principal death benefit base is not adjusted.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

ATP CONTINUATION RULES. Under the following circumstances the ATP will continue as described above, except that the ATP exit option will no longer be available. See Appendix VIII later in this Prospectus for more information.

..   If the GMIB converts to the GWBL on the contract date anniversary following age 85, the ATP will use the GWBL benefit base for all applicable calculations.

..   If the "Greater of" GMDB is elected with the GMIB and the GMIB is dropped without converting to GWBL on the contract date anniversary following age 85, the ATP will use the GMDB benefit base for all applicable calculations.

..   If you convert to the GWBL while the "Greater of" GMDB is in effect and later drop the GWBL, the ATP will use the GMDB benefit base for all applicable calculations.

DROPPING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may drop the GMIB from your contract after issue and prior to conversion to the GWBL, subject to the following restrictions:

..   You may not drop the GMIB if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

..   The GMIB will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the GMIB on a date other than a contract date anniversary, we will deduct a pro rata portion of the GMIB charge for the contract year on that date.

..   If you elect the "Greater of" GMDB I or "Greater of" GMDB II and the
    corresponding GMIB, and subsequently drop the GMIB prior to the contract date anniversary following age 85, we will no longer deduct the GMIB charge. We will also automatically terminate the Guaranteed minimum death benefit and its charge and apply the Return of Principal death benefit.

..   If you elect the Highest Anniversary Value death benefit with the GMIB and subsequently drop the GMIB prior to the contract date anniversary following age 85, we will no longer deduct the GMIB charge. Your contract will continue with the Highest Anniversary Value death benefit at the applicable charge. Withdrawals will now reduce your Highest Anniversary Value benefit base on a pro rata basis. See "How withdrawals affect your guaranteed benefits" later in this section.

                        CONTRACT FEATURES AND BENEFITS

..   If you drop the GMIB from your contract prior to the contract date anniversary following age 85, the ATP will no longer be in effect. Any account value in the AXA Ultra Conservative Strategy investment option will be allocated to your variable investment options.

If a benefit has been dropped, you will receive a letter confirming that the benefit has been dropped. If you drop the GMIB you will not be permitted to add the GMIB to your contract again. See "Guaranteed minimum death benefit" below for more information regarding how dropping the GMIB will affect the Guaranteed minimum death benefit. See "How withdrawals affect your guaranteed benefits" below in this section for more information on how withdrawals are treated after the GMIB is dropped.

DROPPING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fees for the guaranteed benefits, you may be given a one-time opportunity to drop your guaranteed benefits, subject to our rules. You may drop your guaranteed benefits only within 30 days of the fee change notification. The requirement that all withdrawal charges have expired will be waived. Please see "Fee changes for the guaranteed benefits" under "Charges and expenses" later in this Prospectus for information on dropping your GMIB upon notice of a change to the GMIB fee.

GUARANTEED MINIMUM DEATH BENEFIT

You may choose from three death benefit options:

..   Return of Principal death benefit;

..   Highest Anniversary Value death benefit;

..   "Greater of" death benefits:

   -- The "Greater of" GMDB I (available only if elected with the GMIB I --
      Asset Allocation); or

   -- The "Greater of" GMDB II (available only if elected with the GMIB II --
      Custom Selection).

The Return of Principal death benefit, if elected without a GMIB, is available at issue to all owners. If elected with a GMIB, the Return of Principal death benefit is issued to owners age 20-80 (age 20-70 for Series CP(R)). The Highest Anniversary Value death benefit, if elected without a GMIB, is issued to owners age 0-80 (age 0-70 for Series CP(R)). If elected with a GMIB, the Highest Anniversary Value death benefit is issued to owners age 20-80 (age 20-70 for Series CP(R)). The "Greater of" GMDB, which must be elected with a GMIB, is issued to owners age 20-65. Please note that the maximum issue age for the death benefit options may be different for certain contract owners. Please see Appendix IX later in this Prospectus for more information.

Your contract provides a Return of Principal death benefit. If you do not elect one of the "Greater of" death benefits or the Highest Anniversary Value death benefit described below when your contract is issued, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Return of Principal death benefit, whichever provides the higher amount. The Return of Principal death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable). The Return of Principal death benefit is available to all owners.

If you elect one of the "Greater of" death benefits or the Highest Anniversary Value death benefit, your death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or the benefit base of your elected "Greater of" GMDB or the Highest Anniversary Value death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. However, dropping the GMIB can cause the corresponding "Greater of" GMDB to also be dropped. Please see below and "Payment of death benefit" later in this Prospectus for more information.

The Highest Anniversary Value death benefit can be elected by itself. Each "Greater of" GMDB is available only with the corresponding GMIB. Therefore, the "Greater of" GMDB I can only be elected if you also elect the GMIB I -- Asset Allocation. The "Greater of" GMDB II can only be elected if you also elect the GMIB II -- Custom Selection. There is an additional charge for the "Greater of" GMDB and the Highest Anniversary Value death benefit. There is no additional charge for the Return of Principal death benefit. See "Charges and expenses" later in this Prospectus.

If you elect to drop the GMIB prior to the contract date anniversary following age 85, the "Greater of" GMDB will be dropped automatically.

If the GMIB is dropped without converting to the GWBL within 30 days after the contract date anniversary following age 85, then the "Greater of" GMDB will be retained, along with the associated charges and withdrawal treatment. If a benefit has been dropped, you will receive a letter confirming that the drop has occurred. See "Dropping the Guaranteed minimum income benefit after issue" earlier in this section for more information.

If the "Greater of" GMDB is dropped, your death benefit value will be what the value of the Return of Principal death benefit would have been if the Return of Principal death benefit were elected at issue. If the "Greater of" GMDB is dropped on a contract anniversary, the charges will be taken, but will not be taken on future contract date anniversaries. If the "Greater of" GMDB is not dropped on a contract anniversary, then the pro rata portion of the fees will be charged.

The Highest Anniversary death benefit and the "Greater of" death benefits have an additional charge. There is no additional charge for the Return of Premium death benefit. Although the amount of your Highest Anniversary or "Greater of" death benefit will no longer increase after age 85, we will continue to deduct the charge for that death benefit as long as it remains in effect. See "Guaranteed benefit charges" in "Charges and expenses" for more information.

If you elect one of the death benefit options described above and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any death benefit elected will be replaced automatically with the Return of Principal death benefit. See "Transfers of ownership,

                        CONTRACT FEATURES AND BENEFITS
collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See "Termination of your contract" in "Determining your contract's value" for information about the circumstances under which your contract will terminate.

Subject to state availability (see Appendix IX later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the death benefits described above.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your death benefit election, you may not change it.

If you purchase a "Greater of" GMDB with a GMIB, you will be eligible to reset your Roll-up benefit base. See "Roll-up benefit base reset" earlier in this section.

Please see "How withdrawals affect your guaranteed benefits" later in this section and "Effect of your account value falling to zero" in "Determining your contract's value" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using your Series B or Series L contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate the guaranteed benefit bases.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Surrendering your contract will terminate your death benefit. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix IX later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ or IRA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus. This benefit will also terminate if your contract terminates for any reason. See "Termination of your contract" in "Determining your contract's value later in this Prospectus."

The additional death benefit will be 40% of:

the GREATER OF:

..   the account value, OR

..   any applicable death benefit

DECREASED BY:

..   total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Series CP(R) contracts, credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the GREATER of the account value as of the date we receive satisfactory proof of death OR any applicable Guaranteed minimum death benefit as of the date of death.

For Series CP(R) contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the GREATER OF:

..   the account value, OR

..   any applicable death benefit

DECREASED BY:

..   total net contributions

                        CONTRACT FEATURES AND BENEFITS

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 85, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x 0.40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix VI.

Although the value of your Earnings enhancement benefit will no longer increase after age 85, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. Your spouse beneficiary or younger spouse joint owner must be 75 or younger when he or she becomes the successor owner for the Earnings enhancement benefit that had been elected at issue to continue after your death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix IX later in this Prospectus to see if this feature is available in your state.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). The GWBL is only available as a conversion option from the GMIB. The opportunity to convert from the GMIB to the GWBL is the contract date anniversary following age 85. You may elect to make this conversion only during the 30 days after the contract anniversary following the attainment of age 85.

--------------------------------------------------------------------------------
THE "CONVERSION EFFECTIVE DATE" IS THE CONTRACT DATE ANNIVERSARY FOLLOWING THE CONTRACT OWNER'S AGE 85, IF APPLICABLE.
--------------------------------------------------------------------------------

A Roll-up benefit base reset for the GMIB does not extend the waiting period during which you can convert.

If you have neither exercised the GMIB nor dropped it from your contract as of the contract date anniversary following age 85 ("last exercise date"), you will have up to 30 days after that contract date anniversary to choose what you want to do with your GMIB. You will have three choices available to you:

..   You may affirmatively convert the GMIB to a GWBL;

..   You may exercise the GMIB, and begin to receive lifetime income under that benefit;

..   You may elect to terminate the GMIB without converting to the GWBL.

IF YOU TAKE NO ACTION WITHIN 30 DAYS AFTER THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, THE GMIB WILL CONVERT AUTOMATICALLY TO THE SINGLE LIFE GWBL.

If you exercise the GMIB, it will function as described earlier in this Prospectus under "Guaranteed minimum income benefit ("GMIB")". If you elect to terminate the GMIB without converting to the GWBL, your contract will continue in force, without either benefit, but you will retain your Guaranteed minimum death benefit. If you take no action, or affirmatively convert the GMIB, your GMIB will be converted to the GWBL, retroactive to the Conversion effective date. Please note that if you exercise the GMIB prior to the Conversion effective date, you will not have the option to convert the GMIB to the GWBL. If you drop the GMIB prior to conversion, you will lose the "Greater of" GMDB and any withdrawals will now reduce your remaining death benefit base on a pro rata basis.

The charge for the GWBL will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.

You should not convert to the GWBL if:

..   You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

..   You are not interested in taking withdrawals prior to the contract's maturity date; or

..   You are using the contract to fund a QP contract where withdrawal restrictions under the qualified plan may apply.

For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

                        CONTRACT FEATURES AND BENEFITS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

ADDITIONAL OWNER AND ANNUITANT REQUIREMENTS

Converting the GMIB to the GWBL may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the GMIB to the GWBL. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is limited by the age and timing requirements described below under "Guaranteed annual withdrawal amount".

SINGLE OWNER. If the contract has a single owner, and the owner converts the GMIB to the GWBL with the single life ("Single life") option, there will be no change to the ownership of the contract. However, if the owner converts the GMIB to the GWBL with the joint life ("Joint life") option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

JOINT OWNERS. If the contract has joint owners and the GMIB converts to the GWBL with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse's age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner's spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

NON-NATURAL OWNER. Contracts with non-natural owners that convert to the GWBL will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the GWBL with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the GWBL with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant's spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the GWBL with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the GWBL on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL BENEFIT BASE

Upon conversion, your GWBL benefit base is equal to either your account value or the Roll-up benefit base, as described below under "Guaranteed annual withdrawal amount". It will increase or decrease, as follows:

..   Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet".

..   Your GWBL benefit base is not reduced by withdrawals except any amounts withdrawn in excess of your Guaranteed annual withdrawal amount will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce the GWBL benefit base on a pro rata basis. See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. The initial Guaranteed annual withdrawal amount is calculated as of the Conversion effective date. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under "Effect of Excess withdrawals". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

SINGLE LIFE. If your GMIB is converted to a GWBL on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Roll-up benefit base on the Conversion effective date, multiplied by (2) the Applicable percentage.

Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

                        CONTRACT FEATURES AND BENEFITS

The Applicable percentage applied to your account value is 6.0% (Column A). The Applicable percentage applied to your benefit base will be determined by the Roll-up rate in effect at the time of the calculation. If the first withdrawal was taken on the contract date anniversary after the owner was age 64 or if a withdrawal has never been taken, the Applicable percentage is 5.0% (Column B). If the first withdrawal was taken on or prior to the contract date anniversary when the owner was age 64 the Applicable percentage is 4% (Column C).

----------------------------------------------------------------------------------
                              APPLICABLE PERCENTAGE
----------------------------------------------------------------------------------
                                             B                         C
              A                    ROLL-UP BENEFIT BASE       ROLL-UP BENEFIT BASE
        ACCOUNT VALUE                (5% ROLL-UP RATE)         (4% ROLL-UP RATE)
----------------------------------------------------------------------------------
            6.0%                           5.0%                       4.0%
----------------------------------------------------------------------------------

For example, assuming you have never taken a withdrawal, if on the Conversion effective date your Roll-up benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $6,000. This is because $115,000 (the Roll-up benefit base) multiplied by 5.0% (the percentage in Column B) equals only $5,750, while $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals $6,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 6.0%.

On the other hand, assuming you have never taken a withdrawal, if on the Conversion effective date your Roll-up benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $10,000. This is because $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals only $6,000, while $200,000 (the Roll-up benefit base) multiplied by 5.0% (the percentage in Column B) equals $10,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 5.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Roll-up benefit base on the Conversion effective date (Column B or Column C above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from either 4.0% or 5.0% to 6.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your GMIB is converted to the GWBL on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

JOINT LIFE/SUCCESSOR OWNER. If you hold an IRA or NQ contract, you may convert your GMIB to a Joint life GWBL. You must affirmatively request that the benefit be converted and your spouse must be at least age 70 on the Conversion effective date. If the younger spouse is younger than 70 as of the Conversion effective date, the election of Joint life will not be available, even if the contract was issued to spousal joint owners. The successor owner must be the owner's spouse. For NQ contracts, the successor owner can be designated as a joint owner. See "Additional owner and annuitant requirements" earlier in this section for more information regarding the requirements for naming a successor owner. The automatic conversion of the GMIB to the GWBL will create a Single life contract with the GWBL, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion effective date. If you do add a Joint life contract, your spouse must submit any requested information.

For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on your age or the age of your spouse, whoever is younger, as set forth in the following table.

The Applicable percentages applied to your account value are listed in Column
A. The Applicable percentage applied to your benefit base will be determined by the Roll-up rate in effect at the time of the calculation. If the first withdrawal was taken on the contract date anniversary after the owner was age 64 or if a withdrawal has never been taken, the Applicable percentages are listed in Column B. If the first withdrawal was taken on or prior to the contract date anniversary when the owner was age 64 the Applicable percentage are listed in Column C.

------------------------------------------------------------------------------------------------------------------------------
                                                                 APPLICABLE PERCENTAGES
                               -----------------------------------------------------------------------------------------------
                                                                             B                               C
                                                                      ROLL-UP BENEFIT                 ROLL-UP BENEFIT
                                             A                             BASE                            BASE
    YOUNGER SPOUSE'S AGE               ACCOUNT VALUE                 (5% ROLL-UP RATE)               (4% ROLL-UP RATE)
------------------------------------------------------------------------------------------------------------------------------
             85+                           5.5%                            4.0%                            3.0%
------------------------------------------------------------------------------------------------------------------------------
            80-84                          5.0%                            3.5%                            2.5%
------------------------------------------------------------------------------------------------------------------------------
            75-79                          4.5%                            3.0%                            2.0%
------------------------------------------------------------------------------------------------------------------------------
            70-74                          4.0%                            2.5%                            1.5%
------------------------------------------------------------------------------------------------------------------------------

For example, assuming you have never taken a withdrawal, if on the Conversion effective date your account value is $100,000, your Roll-up benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $4,000. This is because $100,000 (the account value) multiplied by 4.0% (the percentage in Column A for the younger spouse's age band) equals $4,000, while $150,000 (the Roll-up benefit base) multiplied by 2.5% (the percentage in Column B for the younger spouse's age band) equals $3,750. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account

                        CONTRACT FEATURES AND BENEFITS
value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Roll-up benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 4.5%, and your Guaranteed annual withdrawal amount would increase to $7,200.

You may elect Joint life at any time before you begin taking withdrawals. If the GMIB has already converted to the GWBL on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse's age as of the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

You can elect Joint life until the later of 30 days following conversion or your first withdrawal from the GWBL. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse's age as of the Conversion effective date. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the GWBL on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 70 on the Conversion effective date. (Withdrawals taken during the applicable period following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large as described earlier in this section.)

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section. The Applicable percentage will not be adjusted to a Single life percentage.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP contracts are not permitted in connection with this benefit. This benefit is not available under an Inherited IRA contract. If you are using your Series B or Series L contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your GWBL. See "Owner and annuitant requirements" earlier in this section.

EFFECT OF EXCESS WITHDRAWALS

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

..   Amounts withdrawn in excess of your Guaranteed annual withdrawal amount will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce the GWBL benefit base on a pro rata basis.

..   The Guaranteed annual withdrawal amount is recalculated on the following contract date anniversary to equal the Applicable percentage multiplied by the reset GWBL benefit base. You no

                        CONTRACT FEATURES AND BENEFITS
   longer have a Guaranteed annual withdrawal amount for the remainder of the contract year in which you have taken an Excess withdrawal.

You should not convert your GMIB to a GWBL if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Roll-up benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Assume the Roll-up rate in effect prior to conversion was 5%, Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Your Excess withdrawal amount is $3,000 ($8,000 minus $5,000) and it is 3.75% of your account value.

As your benefit base is $100,000 before the withdrawal, it would be reduced by 3.75% or $3,750 (3.75% of $100,000) as your excess portion of withdrawal. Your new benefit base would be $96,250 ($100,000 minus $3,750). In addition, your Guaranteed annual withdrawal amount is reduced to $4,813 (5.0% of $96,250), instead of the original $5,000. See "How withdrawals affect your guaranteed benefits" later in this section.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or
(ii) the 10% free withdrawal amount. A with- drawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Effect of your account value falling to zero" later in this section.

In general, if your contract is a traditional IRA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on the younger spouse's attained age at the time of the ratchet. For Single life contracts, if the initial GWBL benefit base and Applicable percentage are calculated using your Roll-up benefit base on the Conversion effective date and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from either 4.0% or 5.0% to 6.0%. For both Single life and Joint life contracts, your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the Conversion effective date.

INVESTMENT OPTIONS

While the GWBL is in effect, investment options will be restricted to the investment options that were available to you when your GMIB was in effect. If you convert from GMIB I -- Asset Allocation, your investment option will remain restricted to Option A. If you convert from GMIB II -- Custom Selection, you will continue to have access to both Option A and Option B investment options. You will be able to reallocate your account value, at any time after the conversion, subject to the applicable allocation limitations. The ATP will remain in effect on your contract after conversion to the GWBL, but you will no longer be able to elect the ATP exit option.

DOLLAR COST AVERAGING

Any dollar cost averaging program in place on the date of conversion will be terminated.

You may elect a new Investment simplifier program after conversion, but the Special DCA programs will not be available after conversion. See "Dollar cost averaging" in "Allocating your contributions" earlier in this section.

EARNINGS ENHANCEMENT BENEFIT

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL, as it is no longer eligible to increase. We will continue to deduct the charge for this benefit as long as it remains in effect. See "Guaranteed benefit charges" in "Charges and expenses" for more information.

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed minimum death benefit that is in effect before the conversion of the GMIB to the GWBL will continue to be in effect after the conversion, but there will be no further Annual Ratchets or Roll-ups of the death benefit as of the contract date anniversary following age 85. However, we will continue to deduct the charge for these benefits as long they remain in effect. See "Guaranteed benefit charges" in "Charges and expenses" for more information. See "How withdrawals affect your guaranteed benefits" later in this section and "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

If you convert your GMIB to a GWBL on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-ups and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

ANNUITY MATURITY DATE. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that as of your maturity date are at least equal to the Guaranteed annual withdrawal amount that you would have received under the GWBL. Any remaining Guaranteed minimum death benefit value will be terminated. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

..   Your Accumulator(R) Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Series contract.

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

..   Any Guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

..   The charge for the GWBL and any Guaranteed minimum death benefit will no longer apply.

..   If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, as described in "Charges and expenses" later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section.

..   Withdrawals are not considered annuity payments for tax purposes. See "Tax information" later in this Prospectus.

..   All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals affect your guaranteed benefits" below and "How withdrawals are taken from your account value" in "Accessing your money" later in this Prospectus.

..   If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

..   The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

..   If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit. See "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

..   If you transfer ownership of the contract, you terminate the GWBL benefit.
    See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

..   Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

..   If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your guaranteed benefits" below, even if pursuant to a divorce decree.

..   Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See "Payment of Death Benefit" under "Spousal continuation" later in this prospectus.

DROPPING THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AFTER CONVERSION

You may drop the GWBL from your contract after conversion from the GMIB, subject to the following restrictions:

..   You may not drop the GWBL if there are any withdrawal charges in effect under your contract, including withdrawal charges

                        CONTRACT FEATURES AND BENEFITS
   applicable to subsequent contributions. If there are no withdrawal charges in effect under your contract on the Conversion effective date, you may drop the GWBL at any time.

..   The GWBL will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the GWBL on a date other than a contract date anniversary, we will deduct a pro rata portion of the GWBL charge for that year, on that date.

..   After the GWBL is dropped, the withdrawal treatment for the Guaranteed minimum death benefit will continue to be on a pro rata basis.

..   Generally, only contracts with the GWBL can have successor owners. However, if your contract has the GWBL with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the GWBL. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner's death.

..   If the GWBL is dropped and the "Greater of" GMDB is not in effect, the ATP will no longer be in effect. Any account value in the AXA Ultra Conservative Strategy investment option will be allocated to your variable investment options.

..   If the GWBL is dropped and the "Greater of" GMDB continues, the ATP will continue for as long as the "Greater of" GMDB remains in effect.

After your request has been processed, you will receive a letter confirming that the GWBL has been dropped.

DROPPING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fees for the guaranteed benefits, you may be given a one-time opportunity to drop your guaranteed benefits, subject to our rules. You may drop your guaranteed benefits only within 30 days of the fee change notification. The requirement that all withdrawal charges have expired will be waived. Please see "Fee changes for the guaranteed benefits" under "Charges and expenses" later in this Prospectus for information on dropping your GWBL upon notice of a change to the GWBL fee.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

Withdrawals affect your guaranteed benefit bases, as follows:

IF THE GMIB IS ELECTED AT ISSUE IN COMBINATION WITH ANY GUARANTEED MINIMUM DEATH BENEFIT:

..   In the first contract year, all withdrawals reduce your Roll-up benefit base and Highest Anniversary Value benefit base on a pro rata basis.

..   Beginning in the second contract year, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up benefit base. Instead, such withdrawals reduce your Annual Roll-up amount on a dollar-for-dollar basis.

..   Beginning in the second contract year, withdrawals up to your Annual withdrawal amount will reduce your Highest Anniversary Value benefit base on a dollar-for-dollar basis.

..   An Excess withdrawal will always reduce your Roll-up benefit base and your
    Highest Anniversary Value benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your guaranteed benefit bases on a pro rata basis.

..   All withdrawals from your contract always reduce your Return of Principal death benefit base on a pro rata basis.

..   Low account value. Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see "Effect of your account value falling to zero" in "Determining your contract's value" for more information.

IF THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT IS ELECTED AT ISSUE WITHOUT THE
GMIB:

..   All withdrawals from your contract always reduce your Highest Anniversary
    Value benefit base on a pro rata basis.

IF YOU HAVE THE RETURN OF PRINCIPAL DEATH BENEFIT (WITH OR WITHOUT THE GMIB):

..   All withdrawals from your contract reduce your Return of Principal death benefit base on a pro rata basis.

IF THE GMIB IS DROPPED AFTER ISSUE BEFORE YOU ARE ELIGIBLE TO CONVERT TO THE
GWBL:

..   If you had the Return of Principal death benefit prior to dropping the
    GMIB, the Return of Principal death benefit will continue to be in effect and withdrawals will continue to reduce your Return of Principal death benefit base on a pro rata basis.

..   If you had the Highest Anniversary Value death benefit prior to dropping the GMIB, the Highest Anniversary Value death benefit will continue to be in effect and withdrawals will reduce the Highest Anniversary Value benefit base on a pro rata basis as of the date you drop the GMIB.

..   If you had the "Greater of" GMDB prior to dropping the GMIB, the "Greater of" GMDB will automatically be dropped and convert to the Return of Principal death benefit. The value of the Return of Principal death benefit base would be adjusted to reflect what the Return of Principal death benefit base would have been had your contract been issued with the Return of Principal death benefit. All withdrawals will reduce the Return of Principal death benefit base on a pro rata basis.

IF THE GMIB IS DROPPED WITHOUT CONVERTING TO GWBL WITHIN 30 DAYS AFTER THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85:

..   All withdrawals from your contract always reduce your Return of Principal death benefit base on a pro rata basis.

..   If the Highest Anniversary Value death benefit is still effective, withdrawals are taken on a dollar-for-dollar basis up to 5% of the beginning of year Highest Anniversary Value benefit base. The portion of any withdrawal over this amount and all

                        CONTRACT FEATURES AND BENEFITS
   subsequent withdrawals in that contract year will reduce the benefit base on a pro rata basis.

..   If the "Greater of" GMDB is still effective, the Roll-up benefit base and the Highest Anniversary Value benefit base are each reduced by withdrawals on a dollar-for-dollar basis up to 5% of the beginning of contract year Roll-up benefit base. The portion of any withdrawal over this amount and all subsequent withdrawals in that contract year will reduce the respective benefit bases on a pro rata basis.

IF YOUR GMIB CONVERTS TO GWBL:

..   Withdrawals up to your Guaranteed annual withdrawal amount will not reduce your GWBL benefit base.

..   An Excess withdrawal will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your GWBL benefit base on a pro rata basis.

IF YOUR GMIB CONVERTS TO GWBL, AND YOU HAVE A "GREATER OF" GMDB, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OR THE RETURN OF PRINCIPAL DEATH BENEFIT:

..   All withdrawals from your contract reduce your Roll-up benefit base,
    Highest Anniversary Value benefit base and Return of Principal death benefit base on a pro rata basis.

See "Dropping the Guaranteed minimum income benefit after issue" described earlier in this section.

Please consider that the GWBL is not beneficial to you unless you intend to take withdrawals.

For information on how RMD payments affect your guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

HOW A PRO RATA REDUCTION IS CALCULATED

Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage. If you take a withdrawal that reduces your guaranteed benefit base on a pro rata basis and your account value is less than your guaranteed benefit base, the amount of the guaranteed benefit base reduction will exceed the amount of the withdrawal.

For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000). If your account value is greater than your guaranteed benefit base, the amount of the guaranteed benefit base reduction will be less than the amount of the withdrawal.

For purposes of calculating the adjustment to your guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

Prior to conversion, when an RMD withdrawal using our RMD program occurs, the entire withdrawal amount will reduce the Roll-up benefit base and the Highest Anniversary Value benefit base on a dollar-for-dollar basis. Reduction on a dollar-for-dollar basis means that your Roll-up benefit base and your Highest Anniversary Value benefit base will be reduced by the dollar amount of the withdrawal. After conversion, the RMD amount, if greater than the Guaranteed annual withdrawal amount, will not reduce the GWBL benefit base.

For QP contracts, after the first contract year, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT
(FOR SERIES B AND SERIES L CONTRACTS ONLY)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity

                        CONTRACT FEATURES AND BENEFITS
was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who plan to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix VII later in this Prospectus for more information.

..   Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. Subsequent contributions (for Series B and Series L contracts only) are limited to the first contract year only.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate

                        CONTRACT FEATURES AND BENEFITS
   amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix VII later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you have the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB I -- Asset Allocation, GMIB II -- Custom Selection and the
    "Greater of" death benefits, Spousal continuation and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. Your Guaranteed minimum death benefit will also no longer be in effect and any applicable charges for such benefit will stop.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix IX to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options, including the AXA Ultra Conservative Strategy investment option (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option and
(iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting
(i), (ii), or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

For Series CP(R) contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options (including the AXA Ultra Conservative Strategy investment option); (ii) the guaranteed interest option; and (iii) a Special DCA program.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge and any optional benefit charges; and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administrative expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect additional contributions (plus the credit for Series CP(R) contracts);

(ii)decreased to reflect a withdrawal (plus withdrawal charges if applicable);
    or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed minimum death benefit, GMIB, GWBL and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other guaranteed benefits, except as discussed below. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include making additional contributions, stopping withdrawals or exercising your guaranteed benefits.

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WE DEDUCT GUARANTEED BENEFIT AND ANNUAL ADMINISTRATIVE CHARGES FROM YOUR
ACCOUNT VALUE ON YOUR CONTRACT DATE ANNIVERSARY. IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, YOU CAN ONLY EXERCISE THE BENEFIT DURING THE 30 DAY PERIOD FOLLOWING YOUR CONTRACT DATE ANNIVERSARY. THEREFORE, IF YOUR ACCOUNT VALUE IS NOT SUFFICIENT TO PAY FEES ON YOUR NEXT CONTRACT DATE ANNIVERSARY,
YOUR CONTRACT WILL TERMINATE WITHOUT VALUE AND YOU WILL NOT HAVE AN OPPORTUNITY TO EXERCISE YOUR GUARANTEED MINIMUM INCOME BENEFIT UNLESS THE NO LAPSE
GUARANTEE PROVISION UNDER YOUR CONTRACT IS STILL IN EFFECT.
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See Appendix IX later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your GMIB will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If your GMIB converts to the GWBL and your account value falls to zero due to an Excess withdrawal, we will terminate your contract, including any enhanced

                       DETERMINING YOUR CONTRACT'S VALUE
death benefit, and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.

TERMINATION OF YOUR CONTRACT

Your contract, including any guaranteed benefits (except as noted below) you have elected, will terminate for any of the following reasons:

..   You surrender your contract. See "Surrendering your contract to receive its cash value" in Accessing your money" for more information.

..   You annuitize your contract. See "Your annuity payout options" in
    "Accessing your money" for more information.

..   Your contract reaches its maturity date, which will never be later than the contract date anniversary following your 95th birthday, at which time the contract must be annuitized or paid out in a lump sum. See "Your Annuity maturity date" in "Accessing your money" later in this Prospectus.

..   Your account value is insufficient to pay any applicable charges when due.
    See "Effect of your account value falling to zero" earlier in this section for more information.

Under certain circumstances, your GWBL will continue even if your contract terminates. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contracts features and benefits" earlier in this Prospectus" for more information.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Under Option A, a transfer into the guaranteed interest option (other than a dollar cost averaging transfer) will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

..   Under Option B, you may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with transfer rules described under "Allocating your contributions" earlier in the Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the second contract year and until the contract date anniversary following age 85, you may elect to have 100% of your account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See "Asset transfer program ("ATP")" in "Contract features and benefits" for more information.

..   If you transfer amounts from the guaranteed interest option, not in connection with a dollar cost averaging program, to the variable investment options, the ATP formula will be triggered. This could result in a transfer of account value either in to or out of the AXA Ultra Conservative Strategy investment option.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

..   Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year;

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

Some states may have additional transfer restrictions. Please see Appendix IX later in this Prospectus.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE

If you elect Option A for your investment options, a recurring optional rebalancing program is not available, instead you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request. If you elect Option B, we require an automatic quarterly rebalancing program. For more information about Options A and B and the rebalancing program under Option B, see "Allocating your contributions" earlier in this Prospectus.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the applicable investment options. The table below shows the methods available under each type of contract. More information follows the table.

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ALL WITHDRAWALS REDUCE YOUR ACCOUNT VALUE ON A DOLLAR-FOR-DOLLAR BASIS. FOR INFORMATION ON HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS AND COULD POTENTIALLY CAUSE YOUR CONTRACT TO TERMINATE, SEE "HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS" IN "CONTRACT FEATURES AND BENEFITS".
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Please see "How withdrawals affect your guaranteed benefits" in "Contract features and benefits" and "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

METHOD OF WITHDRAWAL

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                                                                                     PRE-AGE   LIFETIME
                                                             AUTO-                    59 1/2   REQUIRED
                                                             MATIC                     SUB-     MINIMUM
                                                             PAYMENT         SYSTE- STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS   PARTIAL MATIC    EQUAL      TION
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NQ                                                             Yes     Yes    Yes      No        No
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Traditional IRA                                                Yes     Yes    Yes      Yes       Yes
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Roth IRA                                                       Yes     Yes    Yes      Yes       No
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Inherited IRA                                                  No      Yes    No       No        /(2)/
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QP/(3)/                                                        Yes     Yes    No       No        No
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(1)Please note that not all contract types are available under the Accumulator(R) Series of contracts.
(2)The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(3)All payments are made to the plan trust, as the owner of the contract. See "Appendix III: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

AUTOMATIC PAYMENT PLANS

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an automatic payment plan count towards your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option. Scheduled payments are not taken out of the Special DCA programs.

When we use the term "Annual withdrawal amount" in this discussion of the automatic payment plans, we intend this also to be a reference to (i) the "Guaranteed annual withdrawal amount" that is available upon conversion to the GWBL or (ii) 5% of the beginning of contract year Roll-up benefit base for contracts that do not convert to the GWBL and continue with the "Greater of" GMDB after the contract date anniversary following age 85 or (iii) 5% of the beginning of contract year Highest Anniversary Value benefit base for contracts that do not convert to GWBL and continue with the Highest Anniversary Value death benefit after the contract date anniversary following age 85.

If you take a partial withdrawal while an automatic payment plan is in effect:

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full

                             ACCESSING YOUR MONEY

   Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the year.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries if there is a reset (for contracts with GMIB) or an Annual Ratchet (for contracts with GWBL).

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the accrued scheduled payments for all missed payments for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount NOT GREATER than the Annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with a reset (for contracts with GMIB) or an Annual Ratchet (for contracts with GWBL). You must elect to change the scheduled payment amount.

You can request any of the following as scheduled payments:

..   Fixed percentage: A fixed percentage not to exceed the Annual Roll-up rate
    (or the Applicable percentage for contracts with GWBL or 5% of the beginning of contract year benefit base for contracts that do not convert to the GWBL and continue with either the "Greater of" GMDB or Highest Anniversary Value death benefit after the contract date anniversary following age 85). The specified percentage is applied to the Roll-up benefit base (or GWBL benefit base or death benefit base, as applicable) as of the most recent contract anniversary.

..   Fixed dollar amount: A fixed dollar amount not to exceed the Annual withdrawal amount.

A partial withdrawal taken in the same contract year prior to enrollment in the Customized payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, you will receive the requested Customized payment plan scheduled payments. If during the course of the contract year, a scheduled payment would exceed the Annual withdrawal amount, payment will be made for an amount up to the Annual withdrawal amount and payments will be suspended for the remainder of the contract year.

If you elect the ATP exit option while the Customized payment plan is in effect and the Roll-up benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. SYSTEMATIC WITHDRAWALS MAY CAUSE EXCESS WITHDRAWALS. IF YOU WANT TO AVOID EXCESS WITHDRAWAL TREATMENT, USE THE MAXIMUM PAYMENT PLAN OR CUSTOMIZED PAYMENT PLAN.

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR CONTRACT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   you must select a date that is more than three calendar days prior to your contract date anniversary; and

..   you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected an Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract date anniversary.

                             ACCESSING YOUR MONEY

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

Systematic withdrawals are not available if the GMIB has converted to the GWBL. If you are taking systematic withdrawals at the time the GMIB converts to the GWBL, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan at the time of the conversion to the GWBL, and you will be advised to cancel this election in the Systematic withdrawal election form and in the GMIB exercise notice.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age
59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount. See "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

For contracts with GMIB, substantially equal withdrawals could cause an Excess withdrawal. See "How withdrawals affect your guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. Also, the substantially equal withdrawal program is not available if the GMIB converts to the GWBL.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected one or more guaranteed benefits, amounts withdrawn from the contract to meet RMDs will reduce the benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the account value in calculating RMD payments from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the calendar after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

                             ACCESSING YOUR MONEY

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the 10% free withdrawal amount.

If you elect systematic withdrawals AND our automatic RMD service, any RMD payment made while the systematic withdrawal program is in effect will terminate the systematic withdrawal program.

FOR CONTRACTS WITH GMIB OR GWBL. Generally, if you elect our automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, (i) (for contracts with GMIB) will reduce your guaranteed benefit bases on a dollar-for-dollar basis, but will not be treated as Excess withdrawals; (ii) (for contracts with GWBL), will not reduce your GWBL benefit base and will not be treated as Excess withdrawals.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") AND our automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through November and any scheduled December payment. If the combined automatic payment plan and RMD payments to date in that contract year are equal to or exceed the Annual withdrawal amount or Guaranteed annual withdrawal amount, the automatic payment plan will be suspended for the contract year on the date of the RMD payment. The portion of the RMD payment in excess of the Annual withdrawal amount or Guaranteed annual withdrawal amount will not be treated as an Excess withdrawal. If the combined automatic payment plan and RMD payments to date in that contract year do not exceed the Annual withdrawal amount or Guaranteed annual withdrawal amount, then during the course of the contract year, if a scheduled payment would exceed the Annual withdrawal amount or Guaranteed annual withdrawal amount, payment will be made for an amount up to the Annual withdrawal amount or Guaranteed annual withdrawal amount and additional scheduled payments will be suspended for the remainder of the contract year. Payments under the automatic payment plan will resume in the next contract year.

If you take any partial withdrawals in addition to your RMD and automatic payment plan payments, your applicable automatic payment plan will be terminated if the partial withdrawal causes an Excess withdrawal to occur. If the partial withdrawal does not cause an Excess withdrawal, it may cause a suspension of your automatic payment plan if a later scheduled payment would have caused an Excess withdrawal to occur. Any partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your benefit base(s) and Annual withdrawal amount or Guaranteed annual withdrawal amount may be reduced. See "How withdrawals affect your guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Annual withdrawal amount or Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD less all withdrawals made through November. If prior to December you make a partial withdrawal that exceeds your Annual withdrawal amount or Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

If you elect systematic withdrawals AND our automatic RMD service, any RMD payment made while the systematic withdrawal program is in effect will terminate the systematic withdrawal program. If a previous systematic withdrawal taken in a contract year had already exceeded the Annual withdrawal amount or Guaranteed annual withdrawal amount prior to a payment from our automatic RMD service, the RMD payment will not be treated as an Excess withdrawal. However, previous systematic withdrawals that exceeded the Annual withdrawal amount or Guaranteed annual withdrawal amount would be treated as Excess withdrawals.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a RMD payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed your Annual withdrawal amount.

Owners of tax-qualified contracts (IRA and QP) should consider the effect of resetting the Roll-up benefit base if RMD payments must begin before the end of the new exercise waiting period. See "Roll-up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

We will subtract your withdrawals on a pro rata basis from your account value in the variable investment options (including any amounts allocated to the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options (including any amounts allocated to the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from a Special DCA program. A partial withdrawal from a Special DCA program will terminate the program.

WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the GMIB no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

                             ACCESSING YOUR MONEY

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus. Please also see "Effect of your account value falling to zero" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of the date we receive the required information, including the GWBL (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the GMIB no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceeds your Annual withdrawal amount. For more information, please see "Effect of your account value falling to zero" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options (including the AXA Ultra Conservative Strategy investment option) within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options (including the AXA Ultra Conservative Strategy investment option).

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Series B and Series L contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made to a bank account designated by you or by check which will be mailed to you (or the payee named in a tax-free exchange) by U.S. mail, if you request that we do so subject to any charges. We can also send any payment to you by using an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization". You must annuitize or take a lump sum withdrawal by your annuity maturity date, as discussed later in this section. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits, including any Guaranteed minimum death benefit and any other guaranteed benefits, terminate. Your contract will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract issue date. Please see Appendix IX later in this Prospectus for information on state variations. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section.

In general, your periodic payment amount upon annuitization is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization, the form of the annuity payout option you elect and the annuity purchase rate to which that value is applied, as described below. Alternatively, if you have a GMIB, you may exercise your benefit in accordance with its terms provided that your account value is greater than zero on the exercise date. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed

                             ACCESSING YOUR MONEY
annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

You can currently choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit ("GMIB")" in "Contract features and benefits" earlier in this Prospectus). If the GWBL is in effect and you choose to annuitize your contract before the maturity date, the GWBL will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.

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Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here, including non-life contingent annuities. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts, as described in "Partial Annuitization" in "Tax Information", is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. You may not partially exercise your GMIB. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Partial annuitization is available until your annuity maturity date. See "How withdrawals are taken from your account value" earlier in this section.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix IX later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix IX later in this Prospectus for information on state variations.

                             ACCESSING YOUR MONEY

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically as a life annuity with period certain. Please note that the aggregate payments you would receive from this form of annuity during the period certain may be less than the lump sum payment you would receive by surrendering your contract immediately prior to annuitization. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. If GWBL is not in effect, the default payout option is the Life annuity with period certain not to exceed 10 years.

On the annuity maturity date, other than the Guaranteed withdrawal benefit for life (as discussed below), any Guaranteed minimum death benefit and any other guaranteed benefits will terminate, and will not be carried over to your annuity payout contract.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

If the GWBL is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that as of your maturity date are at least equal to the Guaranteed annual withdrawal amount that you would have received under the GWBL. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

At maturity, the annuity payout will be the higher of two amounts that are calculated as that date. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

Any death benefit you had under your contract will no longer be in effect. You will not be permitted to make any additional withdrawals.

Please see Appendix IX later in this Prospectus for variations that may apply in your state.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administrative charge

..   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit in effect under your contract: a death benefit (other than the Return of Principal death benefit); the GMIB; the GWBL; and the Earnings enhancement benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

..   Charge for third-party transfer or exchange (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, including the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same operations charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.30%
   Series CP(R):               0.35%
   Series L:                   0.35%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.20%
   Series CP(R):               0.25%
   Series L:                   0.25%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your account value on each contract date anniversary. The charge is to compensate us for the cost of providing administrative services in connection with the contract. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option (see Appendix IX later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus. Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. The charge is to compensate us for the expense of processing the transfer. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as separate transfers. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from our automated programs do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix IX later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                         WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
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                                                             1   2   3   4      5    6   7      8    9     10+
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
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Series CP/SM/                                                8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(2)/
----------------------------------------------------------------------------------------------------------------
Series L                                                     8%  7%  6%  5%  0%/(3)/ --  --  --      --  --
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(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 10th and subsequent contract years following contribution.
(3)Charge does not apply in the 5th and subsequent contract years following contribution.

                             CHARGES AND EXPENSES

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix IX later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your guaranteed benefits" earlier in this Prospectus.

We may offer a version of the contract that does not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount (contributions after the first contract year are allowed in QP contracts only). The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Series B and Series L NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

CERTAIN WITHDRAWALS. If you elected the GMIB with or without the "Greater of" GMDB, beginning on the first day of the 2nd contract year we will waive any withdrawal charge for any withdrawal during the contract year up to the Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Annual withdrawal amount.

If the GWBL is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Withdrawal charges will not apply when the GMIB is exercised on the contract date anniversary following age 85.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or

                             CHARGES AND EXPENSES

   (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base.

"GREATER OF" GMDB I. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.15% of the greater of the Roll-up benefit base or the Highest Anniversary Value benefit base. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the guaranteed benefits" below for more information.

"GREATER OF" GMDB II. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.30% of the greater of the Roll-up benefit base or the Highest Anniversary Value benefit base. We reserve the right to increase the charge for this benefit up to a maximum of 2.60%.

DEATH BENEFIT UNDER CONVERTED GWBL. If your GMIB converts to the GWBL, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE If you elect the GMIB, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the GMIB, drop the GMIB, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. For the GMIB I -- Asset Allocation, the charge is equal to 1.15% of the benefit base. For the GMIB II -- Custom Selection, the charge is equal to 1.30% of the benefit base. We reserve the right to increase the charge for this benefit up to a maximum of 2.30% for the GMIB I -- Asset Allocation and 2.60% for the GMIB II -- Custom Selection. See "Fee changes for the guaranteed benefits" below for more information.

EARNINGS ENHANCEMENT BENEFIT CHARGE. If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE. If your GMIB converts to the GWBL, we deduct a charge for the GWBL that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Roll-up benefit base that we were deducting as the GMIB charge on the Conversion effective date. The dollar amount of the charge, however, may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Roll-up benefit base. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. After conversion, we deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. We reserve the right to increase the charge for this benefit up to a percentage equal to a maximum charge of 2.30% for GMIB I -- Asset Allocation or 2.60% for GMIB II -- Custom Selection. See "Fee changes for the guaranteed benefits" below for more information. If the contract is surrendered or annuitized, or a death benefit is paid or the GWBL is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. See "Guaranteed minimum income benefit charge" earlier in this section.

WHEN WE DEDUCT THESE CHARGES. We will deduct these guaranteed benefit charges from your value in the variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option on a pro rata basis (see Appendix IX later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from amounts in the Special DCA program. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Although the amount of your Highest Anniversary or "Greater of" death benefit and any Earnings enhancement benefit will no longer increase after age 85, we will continue to deduct the charge for that benefit as long as it remains in effect.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See "Effect of your account value falling to zero" in "Determining your contract's value earlier in this Prospectus."

                             CHARGES AND EXPENSES

FEE CHANGES FOR THE GUARANTEED BENEFITS

We may increase or decrease the charge for the GMIB, the GWBL, the "Greater of" GMDB I and the "Greater of" GMDB II. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year, or at least 30 days following the notification date, and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rata charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping the Guaranteed minimum income benefit after issue" and "Dropping the Guaranteed withdrawal benefit for life after conversion" in "Contract features and benefits" earlier in this Prospectus.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB (OR GWBL) FEE INCREASE. In the event we increase the charge for the GMIB (or GWBL), you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB (or GWBL) fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB (or GWBL) fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB (OR GWBL) FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". If your GWBL is in effect when a fee increase is announced, you may exercise your GMIB as if it were still in effect and the same exercise rules described above will apply. In this circumstance, your GMIB will be exercised by applying the GMIB guaranteed annuity purchase factors to your GWBL benefit base as of that date.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your Roll-up benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of GMIB" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Some of the charges described above may be different for certain contract owners. Please see Appendix IX later in this Prospectus for more information.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) Series contract) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a

                             CHARGES AND EXPENSES
group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We are not liable for any payments we make or actions we take before we receive the change. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS OWNER AND JOINT OWNER, WE INTEND THESE TO BE REFERENCES
TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER AND THE GWBL IS NOT IN EFFECT, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS
APPLICABLE. UNDER CONTRACTS WITH GWBL, THE TERMS OWNER AND SUCCESSOR OWNER ARE INTENDED TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF
THE CONTRACT HAS A NON-NATURAL OWNER.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner. No death benefit will be payable upon or after the contract's Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

                           PAYMENT OF DEATH BENEFIT

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. If the contract continues, the Guaranteed minimum death benefit and charge and the GMIB and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the GMIB cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply and no additional contributions will be permitted. If the GMIB converts to the GWBL, the provisions described in this paragraph will apply at the death of the younger owner, even though the GWBL is calculated using the age of the surviving older owner.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   In general, withdrawal charges will no longer apply to contribu- tions made before your death. Withdrawal charges, if applicable, will apply if additional contributions are made.

..   The Annual Roll-up rate will operate as follows:

   -- If the original/older owner dies prior to the contract date anniversary when he/she is age 64 and withdrawals under the contract have begun, the annual roll-up rate for the contract is locked in at 4%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner dies prior to the contract date anniversary when he/she is age 64 and withdrawals under the contract have not yet begun, the annual roll-up rate will be 4% if the first withdrawal from the contract occurs prior to the contract date anniversary when the original/older owner would have been age 64 and the annual roll-up rate will be 5% if the first withdrawal from the contract occurs

                           PAYMENT OF DEATH BENEFIT
      on or after the contract date anniversary when the original/older owner would have been age 64. In either case, the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner died on or after the contract date anniversary when he/she was age 64 and withdrawals under the contract began prior to the contract date anniversary when he/she was age 64, the annual roll-up rate for the contract is locked in at 4%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner died on or after the contract date anniversary when he/she was age 64 and withdrawals under the contract began after the contract date anniversary when he/she was age 64, the annual roll-up rate for the contract would be locked in at 5%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner died on or after the contract date anniversary when he/she was age 64 and withdrawals under the contract had not yet begun, the annual roll-up rate for the contract would be locked in at 5%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

..   The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the GMIB has converted to the GWBL, may continue as follows:


   -- If you elected the Highest Anniversary Value death benefit (either without GMIB or combined with the GMIB) and your spouse is age 80 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If you elected the Highest Anniversary Value death benefit (either without GMIB or combined with the GMIB) and your surviving spouse is age 81 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your account value.

     . The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

   -- If you elected either the "Greater of" GMDB I or "Greater of" GMDB II
      (combined with the GMIB) and your spouse is age 65 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. The next available reset will also account for any time elapsed before the election of the Spousal continuation. This does not apply to contracts in which the GMIB has converted to the GWBL.

   -- If you elected either the "Greater of" GMDB I or "Greater of" GMDB II
      (combined with the GMIB) and your surviving spouse is age 66 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your account value.

     . The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower

                           PAYMENT OF DEATH BENEFIT
      than the Guaranteed minimum death benefit base on the date of your death, your account value WILL BE INCREASED to equal the Guaranteed minimum death benefit base.


..   The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been pre- viously frozen because the older spouse had attained age 85, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 85. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.


..   The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit ("GMIB")" in "Contract features and benefits" earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.


..   If you convert the GMIB to the GWBL on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable, will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If the GMIB converts to the GWBL on a Single life basis, the benefit and charge will terminate.

..   If the older owner of a Joint life contract under which the GMIB converted to the GWBL dies, and the younger spouse is age 75 or younger at the time of the older spouse's death, the elected Guaranteed minimum death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse's age 85. If the surviving spouse is age 76 or older at the time of the older spouse's death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed minimum death benefit, the Earnings enhancement benefit and the GMIB continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   If the GMIB has converted to the GWBL, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix IX later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the Beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

                           PAYMENT OF DEATH BENEFIT

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If any guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If any guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The annuity account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as the Guaranteed minimum income benefits and Guaranteed minimum death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix III at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision

                                TAX INFORMATION
   does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization under a Accumulator(R) Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, GWBL Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contigent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF LIFETIME WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Guaranteed annual withdrawal amounts received after age 85 but before the Maturity Date. Payments made after the Maturity Date are discussed under "Annuity payments" above.)

EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which

                                TAX INFORMATION
should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the issued in exchange contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic payments at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not

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issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. Inherited IRA contracts are available for all Accumulator(R) Series contracts except Series CP(R).

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.

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REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2017 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2017). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

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There are two ways to do rollovers:

..   Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2
    ; or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on

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your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st -- April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout

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from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

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EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution required to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

                                TAX INFORMATION

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

                                TAX INFORMATION

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

                                TAX INFORMATION

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number, a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

                                TAX INFORMATION

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix III at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options (including the AXA Ultra Conservative Strategy investment option) for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options (including the AXA Ultra Conservative Strategy investment option) under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account No. 70 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's

                               MORE INFORMATION
general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options (including the AXA Ultra Conservative Strategy investment option). You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

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..   Contributions (and credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options (including the AXA Ultra
    Conservative Strategy investment option) will be made at the unit value next determined after receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


MISSTATEMENT OF AGE

If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, any benefits will be those which would have been purchased at the correct age. If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, and if an optional Guaranteed minimum death benefit rider would not have been issued based on the correct age: (i) the optional Guaranteed minimum

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death benefit rider will be revoked; (ii) the applicable charge for the benefit will be refunded and applied to the annuity account value of the contract, and
(iii) the Return of Principal death benefit will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any guaranteed benefit in effect will generally terminate if you change ownership of the contract. A guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual, but the contract will continue to be based on the annuitant's life. A guaranteed benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the guaranteed benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix IX later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under Federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment will terminate your benefits under the contract. All withdrawals, distributions and payments are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

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HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

HOW DIVORCE MAY AFFECT YOUR JOINT LIFE GWBL

If you have elected the GWBL on a Joint life basis and subsequently get divorced, we will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two Single life contracts.

If the division of the contract occurs before any withdrawal has been made and after the Conversion effective date, the Applicable percentage under each new contract will be adjusted to a Single life Applicable percentage for your Guaranteed annual withdrawal amount and will be based on each respective individual's age at the time of first withdrawal and any subsequent Annual Ratchet.

If the division of the contract occurs after any withdrawal has been made and after the Conversion effective date and if the Conversion effective date is a contract date anniversary prior to your 85th birthday, the Joint life Applicable percentage that was in effect at the time of the split will remain in effect for each contract.

If the division of the contract occurs after any withdrawal has been made at least thirty days after the Conversion effective date and if the Conversion effective date is the contract date anniversary following your 85th birthday, the Joint life Applicable percentage that was in effect at the time of the split will remain in effect for each contract. The Joint Life Applicable percentage that was in effect may increase at the time an Annual Ratchet occurs based on each respective individual's age under their respective new contract.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the con- tract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

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DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products

                               MORE INFORMATION
issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
AXIO
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Tennessee Brokerage Inc.
Girard Securities, Inc.
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Harbour Investments
Hilltop Securities
Independent Financial Group, LLC
Investors Capital Corporation
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Parkland Securities, LLC (part of Sigma)
PlanMember
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

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Appendix I: Condensed financial information

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016.



-----------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                             -------------------------------
                                              2016     2015    2014    2013
-----------------------------------------------------------------------------
 1290 VT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------
   Unit value                                $ 18.70  $ 17.23 $ 17.38 $ 15.50
-----------------------------------------------------------------------------
   Number of units outstanding (000's)            43       41      31      28
-----------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $ 14.42  $ 12.21 $ 12.77 $ 11.89
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           328      193     118      63
-----------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $ 14.62  $ 13.34 $ 13.46 $ 12.12
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           486      251     149      93
-----------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $ 14.29  $ 12.02 $ 12.83 $ 12.49
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           207      159     102      47
-----------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $ 14.98  $ 14.32 $ 14.61 $ 14.18
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   Number of units outstanding (000's)        20,286   20,445  20,568  19,711
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 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $ 14.07  $ 13.58 $ 13.82 $ 13.49
-----------------------------------------------------------------------------
   Number of units outstanding (000's)         7,914    7,991   8,046   7,914
-----------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $ 12.06  $ 11.88 $ 12.06 $ 11.91
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   Number of units outstanding (000's)         5,116    5,552   5,505   5,664
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 AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $ 28.41  $ 27.55 $ 28.40 $ 28.30
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           138      128     128     127
-----------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $ 17.32  $ 16.23 $ 16.61 $ 15.93
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        23,412   22,020  19,691  17,352
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 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $ 14.32  $ 14.48 $ 15.33 $ 16.57
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   Number of units outstanding (000's)           244      268     243     113
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 AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $ 10.16  $ 10.30 $ 10.70 $ 11.58
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           166      146      80      32
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                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



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                                                        FOR THE YEAR ENDING DECEMBER 31,
                                                        -------------------------------
                                                         2016     2015    2014    2013
----------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $ 20.10  $ 18.54 $ 18.72 $ 16.99
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      196      189     183      97
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 AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $ 22.74  $ 21.83 $ 21.26 $ 19.39
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      303      295     267     167
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 AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $ 17.76  $ 15.60 $ 16.47 $ 14.87
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   Number of units outstanding (000's)                      374      328     326     163
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 AXA MID CAP VALUE MANAGED VOLATILITY
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   Unit value                                           $ 24.42  $ 21.03 $ 22.08 $ 20.18
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   Number of units outstanding (000's)                      224      172     142     110
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 AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                           $ 16.42  $ 15.54 $ 15.87 $ 15.31
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   Number of units outstanding (000's)                   26,293   25,461  24,682  23,474
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 AXA ULTRA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                           $ 10.10  $ 10.09 $ 10.23 $ 10.17
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   13,003    2,768     155      12
----------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $ 11.50  $ 11.23 $ 11.45 $ 11.07
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   Number of units outstanding (000's)                    4,614    3,867   2,698   1,511
----------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $ 26.30  $ 23.67 $ 24.70 $ 24.16
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      180      199     197     200
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 AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $ 23.52  $ 23.62 $ 23.63 $ 23.06
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      231      232     240     239
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 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $ 13.42  $ 12.31 $ 12.87 $ 12.27
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      218      203     220     179
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 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $ 15.84  $ 12.86 $ 13.94 $ 13.82
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      230      227     218     214
----------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $ 11.49  $ 10.63 $ 11.08 $ 10.64
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      262      267     261     229
----------------------------------------------------------------------------------------
 AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------
   Unit value                                           $ 19.59  $ 20.74 $ 22.24 $ 22.69
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      239      233     210     212
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2016     2015    2014    2013
----------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $18.45   $17.50  $15.90  $14.94
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               141       66      56      63
----------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                                     $14.16   $12.67  $13.15  $12.15
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       88      98      66
----------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                                     $11.53   $11.09  $11.54  $11.57
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               333      324     307     268
----------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
----------------------------------------------------------------------------------
   Unit value                                     $11.56   $11.38  $11.60  $11.48
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               111      125     127     135
----------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $ 6.39   $ 5.92  $ 6.38  $ 6.64
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               522      490     421     404
----------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $18.08   $14.63  $17.06  $18.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               306      295     242     215
----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $ 4.11   $ 3.68  $ 3.80  $ 3.54
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               649      675     677     721
----------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------
   Unit value                                     $21.84   $20.41  $20.29  $18.60
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               104      102     102     112
----------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $10.76   $10.75  $10.85  $10.73
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,787    1,575   1,432   1,332
----------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                                     $11.36   $11.44  $12.04  $12.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               161      170     170     176
----------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $10.88   $10.97  $11.07  $11.05
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               716      689     717     718
----------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                                     $17.90   $15.45  $16.68  $15.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               249      293     280     103
----------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                                     $22.96   $19.14  $19.85  $17.58
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               164       88      69      52
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $ 7.17   $ 7.12  $ 7.20  $ 7.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)      456      394     337     313
-------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.61   $ 9.73  $ 9.86  $ 9.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      853      522     629     817
-------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $14.21   $14.40  $14.14  $14.07
-------------------------------------------------------------------------
   Number of units outstanding (000's)      270      255     216     177
-------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.05   $ 8.99  $ 9.13  $ 9.26
-------------------------------------------------------------------------
   Number of units outstanding (000's)      100      104     105     129
-------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $10.98   $10.99  $11.11  $10.94
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,286    1,194   1,058     934
-------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $11.23   $11.23  $10.32  $ 9.63
-------------------------------------------------------------------------
   Number of units outstanding (000's)      709      659     545     545
-------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------
   Unit value                            $ 3.63   $ 3.34  $ 3.43  $ 3.04
-------------------------------------------------------------------------
   Number of units outstanding (000's)      653      555     462     351
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                            $19.05   $18.66  $18.18  $16.65
-------------------------------------------------------------------------
   Number of units outstanding (000's)      381      360     287     248
-------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------
   Unit value                            $13.73   $13.55  $13.72  $13.39
-------------------------------------------------------------------------
   Number of units outstanding (000's)    3,463    3,235   3,008   2,673
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $22.01   $20.89  $21.49  $20.76
-------------------------------------------------------------------------
   Number of units outstanding (000's)      417      428     330     266
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $24.31   $20.68  $22.18  $21.34
-------------------------------------------------------------------------
   Number of units outstanding (000's)      276      230     198     169
-------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $24.48   $22.77  $21.70  $19.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)      250      225     195     166
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016.



-----------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                             --------------------------------
                                              2016     2015    2014    2013
-----------------------------------------------------------------------------
 1290 VT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------
   Unit value                                $13.25   $12.25  $12.41  $11.11
-----------------------------------------------------------------------------
   Number of units outstanding (000's)            4        4       2       2
-----------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $14.20   $12.07  $12.67  $11.85
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           80       74      38      21
-----------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $14.39   $13.18  $13.36  $12.07
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          116       87      48      24
-----------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $14.07   $11.88  $12.73  $12.45
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           43       39      30      11
-----------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $14.53   $13.94  $14.28  $13.91
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,077    1,120     890     564
-----------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $13.64   $13.22  $13.51  $13.24
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          573      587     503     399
-----------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $11.69   $11.57  $11.79  $11.69
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          326      222     359     132
-----------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $20.06   $19.53  $20.22  $20.22
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           21       24      21      13
-----------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $16.79   $15.80  $16.23  $15.64
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,757    2,648   2,009   1,148
-----------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $11.41   $11.58  $12.32  $13.37
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           48       44      43      18
-----------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $10.00   $10.18  $10.62  $11.54
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          130      126      97      58
-----------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $14.50   $13.43  $13.62  $12.41
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           55       46      33       8
-----------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31,
                                                        --------------------------------
                                                         2016     2015    2014    2013
----------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $24.49   $23.61  $23.09  $21.14
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      56       61      78      34
----------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $19.46   $17.16  $18.19  $16.49
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      68       70      67      16
----------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $25.43   $21.99  $23.19  $21.28
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      34       33      25      14
----------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                           $15.92   $15.13  $15.51  $15.03
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   2,589    2,615   2,048   1,137
----------------------------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                           $ 9.89   $ 9.92  $10.09  $10.07
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   8,144    1,060      61      --
----------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $11.32   $11.10  $11.36  $11.03
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     870      960     714     334
----------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $31.02   $28.03  $29.37  $28.85
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      19       21      26      13
----------------------------------------------------------------------------------------
 AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $16.20   $16.33  $16.41  $16.08
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      32       36      44      29
----------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $12.87   $11.86  $12.44  $11.91
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      10       11      12      10
----------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $15.19   $12.38  $13.47  $13.42
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      50       50      59      34
----------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $11.05   $10.27  $10.74  $10.36
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      16       17      17       1
----------------------------------------------------------------------------------------
 AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------
   Unit value                                           $18.68   $19.87  $21.38  $21.91
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      31       29      36      14
----------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $18.06   $17.20  $15.69  $14.80
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      15        6       1      --
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2016     2015    2014    2013
----------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                                     $13.58   $12.20  $12.72  $11.79
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                35       26      17       6
----------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                                     $11.06   $10.68  $11.16  $11.23
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                35       37      27      18
----------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
----------------------------------------------------------------------------------
   Unit value                                     $27.01   $26.70  $27.33  $27.16
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 3        3       7       5
----------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $10.30   $ 9.58  $10.38  $10.84
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                53       53      31      22
----------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $22.15   $17.99  $21.07  $22.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               365      532      52      78
----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $ 9.37   $ 8.44  $ 8.73  $ 8.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                34       32      31      21
----------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------
   Unit value                                     $19.66   $18.45  $18.41  $16.95
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                38       35      27      25
----------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $13.23   $13.27  $13.45  $13.36
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               187      166     169     127
----------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                                     $10.86   $10.97  $11.60  $11.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                11       11       9       5
----------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $18.23   $18.46  $18.70  $18.74
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                31       32      27      17
----------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                                     $17.07   $14.79  $16.04  $14.99
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                40       49      53       9
----------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                                     $23.46   $19.64  $20.44  $18.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                27       20      13       5
----------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $15.40   $15.37  $15.60  $16.71
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                37       31      31      21
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $24.20   $24.61  $25.04  $25.47
-------------------------------------------------------------------------
   Number of units outstanding (000's)       97       90      76      35
-------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $13.63   $13.86  $13.67  $13.66
-------------------------------------------------------------------------
   Number of units outstanding (000's)       54       61      59      48
-------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.89   $ 9.86  $10.06  $10.25
-------------------------------------------------------------------------
   Number of units outstanding (000's)       10        7       9       8
-------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $15.36   $15.44  $15.67  $15.49
-------------------------------------------------------------------------
   Number of units outstanding (000's)      117      125      93      68
-------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $26.16   $26.26  $24.23  $22.69
-------------------------------------------------------------------------
   Number of units outstanding (000's)       42       38      23      12
-------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------
   Unit value                            $ 8.59   $ 7.93  $ 8.18  $ 7.27
-------------------------------------------------------------------------
   Number of units outstanding (000's)       76       67      29       1
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                            $78.16   $76.86  $75.19  $69.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)       15       15      10       4
-------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------
   Unit value                            $13.85   $13.73  $13.95  $13.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)      547      663     482     508
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $16.89   $16.09  $16.62  $16.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)      130      135      88      41
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $21.29   $18.18  $19.59  $18.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)      378       68      63      41
-------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $19.70   $18.39  $17.60  $15.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)       64       56      32      16
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Examples of automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Automatic payment plans" under "Accessing your money" earlier in this Prospectus. The examples assume a $100,000 allocation to the investment options with assumed investment performance of 0%. The examples show how the different automatic payment plans can be used without reducing your Roll-up benefit base. The examples also show the effect of withdrawals on the Highest Anniversary Value benefit base used to calculate the Roll-up benefit base. Also, the examples are based on the Roll-up rate shown below and assume that the Roll-up benefit base does not reset.

MAXIMUM PAYMENT

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amount as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amount for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year Roll-up benefit base" by the "Roll-up rate." In contract year 4, the "Beginning of year Roll-up benefit base" is calculated by multiplying the "Beginning of year Roll-up benefit base" from year 3 by the "Roll-up rate" and subtracting from that total the year 3 "Withdrawal" amount.

------------------------------------------------------------------------------------------------
                   BEGINNING OF YEAR              PERCENT OF ROLL-UP BENEFIT HIGHEST ANNIVERSARY
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE WITHDRAWAL       BASE WITHDRAWN       VALUE BENEFIT BASE
------------------------------------------------------------------------------------------------
 1    5.00%/(a)/     $     100,000       $    0             0.00%                 $100,000
------------------------------------------------------------------------------------------------
 2    5.00%/(a)/     $     105,000       $    0             0.00%                 $100,000
------------------------------------------------------------------------------------------------
 3    5.00%/(b)/     $     110,250       $5,513             5.00%                 $ 94,488
------------------------------------------------------------------------------------------------
 4    5.00%/(b)/     $110,250/(c)/       $5,513             5.00%                 $ 88,975
------------------------------------------------------------------------------------------------

(a)This is the Deferral Roll-up rate.
(b)This is the Annual Roll-up rate in effect if withdrawals begin after the contract date anniversary when the owner is age 64.
(c)The "Beginning of year Roll-up benefit base" in contract year 4 is calculated as follows: $110,250 = $110,250 x (1+0.05) - $5,513

CUSTOMIZED PAYMENT PLANS

FIXED PERCENTAGE OF 4%

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a withdrawal percentage that is fixed at 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year Roll-up benefit base" by 4.0%.

------------------------------------------------------------------------------------------------
                   BEGINNING OF YEAR              PERCENT OF ROLL-UP BENEFIT HIGHEST ANNIVERSARY
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE WITHDRAWAL       BASE WITHDRAWN       VALUE BENEFIT BASE
------------------------------------------------------------------------------------------------
 1    5.00%/(a)/     $     100,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 2    5.00%/(a)/     $     105,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 3    5.00%/(b)/     $     110,250       $4,410           4.00%/(c)/              $ 95,590
------------------------------------------------------------------------------------------------
 4    5.00%/(b)/     $111,353/(d)/       $4,454           4.00%/(c)/              $ 91,136
------------------------------------------------------------------------------------------------

(a)This is the Deferral Roll-up rate.
(b)This is the Annual Roll-up rate in effect if withdrawals begin after the contract date anniversary when the owner is age 64.
(c)In contract years 3 and 4, the contract owner received withdrawal amounts of 4.0% even though the Annual Roll-up rate was greater.
(d)The "Beginning of year Roll-up benefit base" in contract year 4 is calculated as follows: $111,353 = $110,250 x (1+0.05) - $4,410

FIXED DOLLAR OF $5,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $5,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year Roll-up benefit base" by the "Percent of Roll-up benefit base withdrawn."

------------------------------------------------------------------------------------------------
                   BEGINNING OF YEAR              PERCENT OF ROLL-UP BENEFIT HIGHEST ANNIVERSARY
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE WITHDRAWAL       BASE WITHDRAWN       VALUE BENEFIT BASE
------------------------------------------------------------------------------------------------
 1    5.00%/(a)/     $     100,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 2    5.00%/(a)/     $     105,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 3    5.00%/(b)/     $     110,250       $5,000           4.54%/(c)/              $ 95,000
------------------------------------------------------------------------------------------------
 4    5.00%/(b)/     $110,763/(d)/       $5,000           4.51%/(c)/              $ 90,000
------------------------------------------------------------------------------------------------

(a)This is the Deferral Roll-up rate.
(b)This is the Annual Roll-up rate in effect if withdrawals begin after the contract date anniversary when the owner is age 64.
(c)In contract years 3 and 4, the contract owner received withdrawal amounts less than 5.0% even though the Annual Roll-up rate was 5%.
(d)The "Beginning of year Roll-up benefit base" in contract year 4 is calculated as follows: $110,763 = $110,250 x (1+0.05) - $5,000

               APPENDIX II: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix III: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Accumulator(R) Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of an Accumulator(R) Series QP contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Only one additional transfer contribution may be made per contract year. The maximum aggregate contributions for any contract year is 100% of first-year contributions.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider:

..   whether RMDs the plan administrator must take under QP contracts would cause withdrawals in excess of the GMIB Roll-up benefit base (5% or 4%, as applicable);

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the GMIB is automatically exercised as a result of either the no lapse guarantee, or requested due to a fee increase, payments will be made to the plan trust and may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                                     III-1

            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples

--------------------------------------------------------------------------------

The following illustrates the Guaranteed benefit base calculations. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), with no additional contributions, the Guaranteed benefit base(s) for an owner age 65 would be calculated as follows:


                                                                         HIGHEST
                                                           RETURN OF   ANNIVERSARY       HIGHEST
                                                           PRINCIPAL      VALUE        ANNIVERSARY
                ASSUMED                                      DEATH     BENEFIT BASE       VALUE
END OF CONTRACT   NET                ACCOUNT                BENEFIT      (WITHOUT      BENEFIT BASE       ROLL-UP
     YEAR       RETURN  ROLL-UP RATE  VALUE   WITHDRAWAL     BASE         GMIB)        (WITH GMIB)      BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------
       1           3%        5%      $103,000   $    0   $100,000/(1)/   $103,000/(3)/   $103,000/(3)/   $105,000
------------------------------------------------------------------------------------------------------------------------
       2           9%        5%      $112,270   $    0   $100,000/(1)/   $112,270/(3)/   $112,270/(3)/   $112,270/(8)/
------------------------------------------------------------------------------------------------------------------------
       3         (2)%        5%      $110,025   $    0   $100,000/(1)/   $112,270/(4)/   $112,270/(4)/   $117,884
------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws annual withdrawal amount
       4           2%        5%      $106,332   $5,894   $ 94,748/(2)/   $106,374/(5)/   $106,376/(6)/   $117,884/(9)/
------------------------------------------------------------------------------------------------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,894

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
       4           2%        5%      $104,226   $8,000   $ 92,872/(2)/   $104,267/(5)/   $104,380/(7)/   $115,672/(10)/
------------------------------------------------------------------------------------------------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,784





END OF CONTRACT  "GREATER OF"
     YEAR            GMDB
--------------------------------
       1          $105,000/(11)/
--------------------------------
       2          $112,270/(12)/
--------------------------------
       3          $117,884/(11)/
--------------------------------

Alternative #1: Client withdraws annual withdrawal amount
       4          $117,884/(11)/
--------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,894

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
       4          $115,672/(11)/
--------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,784

The account values for contract years 1 through 4 are based on hypothetical rates of return of 3.0%, 9.0%, (2.0)%, and 2.0%. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results. Please note that the Excess withdrawal in the example below does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

ACCOUNT VALUE

For example, at the end of contract year 4, the account value is calculated as:
$110,025 x (1+2.0%) = $112,226; $112,226 - $5,894 = $106,332.

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 3, the Return of Principal death benefit base is equal to the initial contribution, $100,000.

(2)At the end of contract year 4, the Return of Principal death benefit base is reduced by the withdrawal on a pro-rata basis. For example, under Alternative #1, the withdrawal amount of $5,894 equals 5.252% of the account value ($5,894 / $112,226 = 5.252%), and the benefit base would be reduced by 5.252%; $100,000 x (1 - 5.252%) = $94,748.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(3)At the end of contract years 1 and 2, the Highest Anniversary Value benefit base is equal to the current account value. For example, at the end of contract year 2, Highest Anniversary Value benefit base equals the account value of $112,270.

(4)At the end of contract year 3, the Highest Anniversary Value benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current account value.
   For example, at the end of contract year 3, Highest Anniversary Value benefit base equals the Highest Anniversary Value benefit base at the end of year 2 of $112,270.

(5)At the end of contract year 4, the Highest Anniversary Value benefit is reduced by the withdrawal on a pro-rata basis if GMIB is not elected. Under Alternative #1, the withdrawal amount of $5,894 equals 5.252% of the account value ($5,894 / $112,226 = 5.252%), and the Highest Anniversary Value benefit base would be reduced by 5.252%; $112,270 x (1 - 5.252%) = $106,374.
   Under Alternative #2, the withdrawal amount of $8,000 equals 7.128% of the account value ($8,000 / $112,226 = 7.128%), and the Highest Anniversary Value benefit base would be reduced by 7.128%; $112,270 x (1 - 7.128%) = $104,267.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

(6)Under Alternative #1, at the end of contract year 4, the Highest Anniversary Value benefit base is reduced by the withdrawal on a dollar-for-dollar basis if GMIB is elected. Highest Anniversary Value benefit base is equal to the greater of the account value after withdrawal $106,332, and $106,376 [= $112,270 (the Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,894 (Withdrawal amount)]

(7)Under Alternative #2, at the end of contract year 4, the Highest Anniversary Value benefit base is first reduced by the Annual withdrawal amount if GMIB is elected: ($112,270 - $5,894 = $106,376). Then it is further reduced on a pro-rata basis by the withdrawal in excess of the Annual withdrawal amount. The withdrawal in excess of the Annual withdrawal amount is 1.877% of the account value [($8,000 - $5,894) / $112,226 = 1.877%] and the benefit base would be reduced by 1.877%: $106,376 (Highest Anniversary Value benefit base after the Annual withdrawal amount) - $1,996 (1.877% x $106,376) = $104,380.

ROLL-UP BENEFIT BASE (FOR GMIB AND "GREATER OF" GMDB)

In the example, the first withdrawal is made in contract year 4. The Deferral Roll-up rate is applied in year 1 through 3 before the first withdrawal. In contract year 4, the Annual Roll-up rate is applied. Both the Deferral Roll-up rate and the Annual Roll-up rate are 5%. At the end of contract year 1, the Roll-up benefit base is equal to the initial contribution plus the Deferral Roll-up amount. At the end of contract years 2 through 3, the Roll-up benefit base is equal to the account value, if higher than the previous year's Roll-up benefit base plus the Deferral Roll-up amount. At the end of contract year 4, the Roll-up benefit base is equal to the previous year's Roll-up benefit base plus the Annual Roll-up amount.

For example, at the end of contract year 2, Roll-up benefit base = $110,250 [= $105,000 (the Roll-up benefit base as of the last contract date anniversary) + $105,000 x 5.00% (the Deferral Roll-up amount)]

(8)At the end of contract year 2, the Roll-up benefit base is reset to the current account value. At the end of contract year 2, the Roll-up benefit base equals Account Value of $112,270.

(9)Under Alternative #1, at the end of contract year 4, the Roll-up benefit base is equal to $117,884 (the Roll-up benefit base as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit base neither decreases nor increases.

(10)Under Alternative #2, at the end of contract year 4, the Roll-up benefit base is reduced on a pro-rata basis by the withdrawal amount in excess of the Annual withdrawal amount. The withdrawal in excess of the Annual withdrawal amount is 1.877% of the account value [($8,000 - $5,894) / $112,226 =1.877%] and the benefit base would be reduced by 1.877%: $117,884 (the Roll-up benefit bases as of the last contract date anniversary) - $2,212 (1.877% x $117,884) = $115,672. The Annual withdrawal amount $5,894 does not reduce your Roll-up benefit base.

"GREATER OF" GMDB BENEFIT BASE

The "Greater of" GMDB benefit base is the greater of (i) the Roll-up benefit base and (ii) the Highest Anniversary Value benefit base.

(11)At the end of contract years 1 and 3 through 4, the "Greater of" GMDB benefit base is based on the Roll-up benefit base. For example, at the end of contract year 3, the "Greater of" GMDB benefit base equals the Roll-up benefit base of $117,884.

(12)At the end of contract year 2, the "Greater of" GMDB benefit base is based on the Highest Anniversary Value benefit base. For example, at the end of contract year 2, the "Greater of" GMDB benefit base equals the Highest Anniversary Value benefit base of $112,270.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of" GMDB II, the Earnings enhancement benefit and the GMIB, including the conversion to the GWBL on the contract date anniversary following age 85, under certain hypothetical circumstances for Series B, Series CP(R) and Series L contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.36)% and 3.64% for Series B contracts; (2.71)% and 3.29% for Series CP(R) contracts; and (2.76)% and 3.24% for Series L contracts at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the "Greater of" GMDB, the Earnings enhancement benefit, the GMIB and GWBL features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" GMDB II charge, the Earnings enhancement benefit charge, the GMIB II charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual GMIB" for ages 85 and under reflect the lifetime income that would be guaranteed if the GMIB II is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual GMIB" columns indicates that the contract has terminated due to insufficient account value. However, the GMIB II has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under "GWBL Benefit Base" reflect the amount used in calculating the amount payable under the GWBL, and the values shown under "Guaranteed Annual Withdrawal Amount" reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit, "GWBL benefit" and/or "Guaranteed Annual Withdrawal Amount" columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.52%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   "GREATER OF" GMDB II
   EARNINGS ENHANCEMENT BENEFIT
   GMIB II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GWBL AT AGE 85


------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL DEATH BENEFIT  LIFETIME ANNUAL       LIFETIME ANNUAL
    CONTRACT                                                      WITH EARNINGS            GMIB:               GMIB:
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   "GREATER OF" GMDB II ENHANCEMENT BENEFIT GUARANTEED INCOME/(1)/ HYPOTHETICAL INCOME/(1)/
------------------------------------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%        0%        6%          0%          6%      0%           6%
------------------------------------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000   100,000   100,000     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
61      1     94,568 100,547 87,568  93,547 105,000    105,000   107,000   107,000     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
62      2     89,147 100,976 82,147  93,976 110,250    110,250   114,350   114,350     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
63      3     83,728 101,275 77,728  95,275 115,763    115,763   122,068   122,068     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
64      4     78,306 101,434 72,306  95,434 121,551    121,551   130,171   130,171     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
65      5     72,872 101,440 67,872  96,440 127,628    127,628   138,679   138,679     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
66      6     67,419 101,280 64,419  98,280 134,010    134,010   147,613   147,613     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
67      7     61,939 100,941 60,939  99,941 140,710    140,710   156,994   156,994     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
68      8     56,424 100,408 56,424 100,408 147,746    147,746   166,844   166,844     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
69      9     50,866  99,665 50,866  99,665 155,133    155,133   177,186   177,186     N/A            N/A     N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
70     10     45,227  98,696 45,227  98,696 162,889    162,889   188,045   188,045   5,500          5,500   5,500        5,500
------------------------------------------------------------------------------------------------------------------------------------
75     15     15,955  89,810 15,955  89,810 207,893    207,893   251,050   251,050   7,876          7,876   7,876        7,876
------------------------------------------------------------------------------------------------------------------------------------
80     20          0  72,144      0  72,144       0    265,330         0   331,462     N/A/(2)/    11,453       0       11,453
------------------------------------------------------------------------------------------------------------------------------------
85     25          0  42,165      0  42,165       0    338,635         0   404,767     N/A/(2)/    16,919       0       16,919
------------------------------------------------------------------------------------------------------------------------------------

AFTER CONVERSION OF THE GMIB II TO THE GWBL AT AGE 85


-------------------------------------------------------------------------------------------------------------------
                                                              TOTAL DEATH BENEFIT
     CONTRACT                                                 WITH THE EARNINGS    GWBL BENEFIT  GUARANTEED ANNUAL
AGE    YEAR   ACCOUNT VALUE  CASH VALUE "GREATER OF" GMDB II  ENHANCEMENT BENEFIT     BASE       WITHDRAWAL AMOUNT
-------------------------------------------------------------------------------------------------------------------
              0%      6%     0%    6%   0%         6%         0%         6%        0%     6%     0%        6%
-------------------------------------------------------------------------------------------------------------------
85      25    0     42,165   0   42,165 0        338,635      0        404,767     0    338,635  0       16,932
-------------------------------------------------------------------------------------------------------------------
90      30    0      2,451   0    2,451 0        338,635      0        404,767     0    338,635  0       16,932
-------------------------------------------------------------------------------------------------------------------
95      35    0          0   0        0 0              0      0              0     0    338,635  0       16,932
-------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(1)Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating Guaranteed Income. Based on the assumption of either 0% or 6% returns, the Guaranteed Income produced in this example is the same.

(2)If the no lapse guarantee is in effect, the contract is terminated and Lifetime GMIB payments calculated using the GMIB benefit base amount at the time of termination will commence.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   "GREATER OF" GMDB II
   EARNINGS ENHANCEMENT BENEFIT
   GMIB II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GWBL AT AGE 85


-----------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL DEATH BENEFIT
                                                                 WITH EARNINGS       LIFETIME ANNUAL       LIFETIME ANNUAL
    CONTRACT                                                      ENHANCEMENT             GMIB:               GMIB:
AGE   YEAR    ACCOUNT VALUE   CASH VALUE   "GREATER OF" GMDB II     BENEFIT         GUARANTEED INCOME/(1)/ HYPOTHETICAL INCOME/(1)/
-----------------------------------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%     0%         6%        0%        6%          0%          6%      0%           6%
-----------------------------------------------------------------------------------------------------------------------------------
60      0    103,000 103,000 95,000 95,000 100,000    100,000   100,000   100,000     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
61      1     97,128 103,286 89,128 95,286 105,000    105,000   107,000   107,000     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
62      2     91,299 103,445 83,299 95,445 110,250    110,250   114,350   114,350     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
63      3     85,504 103,464 78,504 96,464 115,763    115,763   122,068   122,068     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
64      4     79,735 103,334 73,735 97,334 121,551    121,551   130,171   130,171     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
65      5     73,984 103,041 68,984 98,041 127,628    127,628   138,679   138,679     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
66      6     68,243 102,575 64,243 98,575 134,010    134,010   147,613   147,613     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
67      7     62,503 101,920 59,503 98,920 140,710    140,710   156,994   156,994     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
68      8     56,755 101,064 54,755 99,064 147,746    147,746   166,844   166,844     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
69      9     50,990  99,990 49,990 98,990 155,133    155,133   177,186   177,186     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
70     10     45,170  98,683 45,170 98,683 162,889    162,889   188,045   188,045   5,500          5,500   5,500        5,500
-----------------------------------------------------------------------------------------------------------------------------------
75     15     15,359  88,023 15,359 88,023 207,893    207,893   251,050   251,050   7,876          7,876   7,876        7,876
-----------------------------------------------------------------------------------------------------------------------------------
80     20          0  68,531      0 68,531       0    265,330         0   331,462     N/A/(2)/    11,453       0       11,453
-----------------------------------------------------------------------------------------------------------------------------------
85     25          0  36,821      0 36,821       0    338,635         0   404,767     N/A/(2)/    16,919       0       16,919
-----------------------------------------------------------------------------------------------------------------------------------

AFTER CONVERSION OF THE GMIB II TO THE GWBL AT AGE 85


------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL DEATH BENEFIT
     CONTRACT                                                 WITH THE EARNINGS                       GUARANTEED ANNUAL
AGE    YEAR   ACCOUNT VALUE  CASH VALUE "GREATER OF" GMDB II  ENHANCEMENT BENEFIT  GWBL BENEFIT BASE  WITHDRAWAL AMOUNT
------------------------------------------------------------------------------------------------------------------------
              0%      6%     0%    6%   0%         6%         0%         6%        0%        6%       0%        6%
------------------------------------------------------------------------------------------------------------------------
85      25    0     36,821   0   36,821 0        338,635      0        404,767     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------
90      30    0          0   0        0 0              0      0              0     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(1)Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating Guaranteed Income. Based on the assumption of either 0% or 6% returns, the Guaranteed Income produced in this example is the same.

(2)If the no lapse guarantee is in effect, the contract is terminated and Lifetime GMIB payments calculated using the GMIB benefit base amount at the time of termination will commence.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   "GREATER OF" GMDB II
   EARNINGS ENHANCEMENT BENEFIT
   GMIB II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GWBL AT AGE 85


-----------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL DEATH BENEFIT
                                                                 WITH EARNINGS       LIFETIME ANNUAL       LIFETIME ANNUAL
    CONTRACT                                                      ENHANCEMENT             GMIB:               GMIB:
AGE   YEAR    ACCOUNT VALUE   CASH VALUE   "GREATER OF" GMDB II     BENEFIT         GUARANTEED INCOME/(1)/ HYPOTHETICAL INCOME/(1)/
-----------------------------------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%     0%         6%        0%        6%          0%          6%      0%           6%
-----------------------------------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 92,000 92,000 100,000    100,000   100,000   100,000     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
61      1     94,170 100,149 86,170 92,149 105,000    105,000   107,000   107,000     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
62      2     88,384 100,165 81,384 93,165 110,250    110,250   114,350   114,350     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
63      3     82,634 100,039 76,634 94,039 115,763    115,763   122,068   122,068     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
64      4     76,911  99,758 71,911 94,758 121,551    121,551   130,171   130,171     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
65      5     71,208  99,312 71,208 99,312 127,628    127,628   138,679   138,679     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
66      6     65,517  98,686 65,517 98,686 134,010    134,010   147,613   147,613     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
67      7     59,827  97,868 59,827 97,868 140,710    140,710   156,994   156,994     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
68      8     54,131  96,844 54,131 96,844 147,746    147,746   166,844   166,844     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
69      9     48,419  95,599 48,419 95,599 155,133    155,133   177,186   177,186     N/A            N/A     N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
70     10     42,653  94,116 42,653 94,116 162,889    162,889   188,045   188,045   5,500          5,500   5,500        5,500
-----------------------------------------------------------------------------------------------------------------------------------
75     15     13,132  82,509 13,132 82,509 207,893    207,893   251,050   251,050   7,876          7,876   7,876        7,876
-----------------------------------------------------------------------------------------------------------------------------------
80     20          0  61,961      0 61,961       0    265,330         0   331,462     N/A/(2)/    11,453       0       11,453
-----------------------------------------------------------------------------------------------------------------------------------
85     25          0  29,068      0 29,068       0    338,635         0   404,767     N/A/(2)/    16,919       0       16,919
-----------------------------------------------------------------------------------------------------------------------------------

AFTER CONVERSION OF THE GMIB II TO THE GWBL AT AGE 85


------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL DEATH BENEFIT
     CONTRACT                                                 WITH THE EARNINGS                       GUARANTEED ANNUAL
AGE    YEAR   ACCOUNT VALUE  CASH VALUE "GREATER OF" GMDB II  ENHANCEMENT BENEFIT  GWBL BENEFIT BASE  WITHDRAWAL AMOUNT
------------------------------------------------------------------------------------------------------------------------
              0%      6%     0%    6%   0%         6%         0%         6%        0%        6%       0%        6%
------------------------------------------------------------------------------------------------------------------------
85      25    0     29,068   0   29,068 0        338,635      0        404,767     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------
90      30    0          0   0        0 0              0      0              0     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------
95      35    0          0   0        0 0              0      0              0     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(1)Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating Guaranteed Income. Based on the assumption of either 0% or 6% returns, the Guaranteed Income produced in this example is the same.

(2)If the no lapse guarantee is in effect, the contract is terminated and Lifetime GMIB payments calculated using the GMIB benefit base amount at the time of termination will commence.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

-----------------------------------------------------------------------------------------
                                        NO WITHDRAWAL $3,000 WITHDRAWAL $6,000 WITHDRAWAL
-----------------------------------------------------------------------------------------
A   INITIAL CONTRIBUTION                   100,000           100,000           100,000
-----------------------------------------------------------------------------------------
B   DEATH BENEFIT: prior to                104,000           104,000           104,000
    withdrawal./(1)/
-----------------------------------------------------------------------------------------
C   EARNINGS ENHANCEMENT BENEFIT            4,000             4,000             4,000
    EARNINGS: death benefit
    less net contributions (prior to
    the withdrawal in D).
    B MINUS A.
-----------------------------------------------------------------------------------------
D   WITHDRAWAL                                0               3,000             6,000
-----------------------------------------------------------------------------------------
E   EXCESS OF THE WITHDRAWAL OVER THE         0                 0               2,000
    EARNINGS ENHANCEMENT BENEFIT
    EARNINGS
    GREATER OF D MINUS C OR ZERO
-----------------------------------------------------------------------------------------
F   NET CONTRIBUTIONS (adjusted for        100,000           100,000           98,000
    the withdrawal in D)
    A MINUS E
-----------------------------------------------------------------------------------------
G   DEATH BENEFIT (adjusted for the        104,000         101,000/(2)/      98,000/(2)/
    withdrawal in D)
    B MINUS D
-----------------------------------------------------------------------------------------
H   DEATH BENEFIT LESS NET                  4,000             1,000               0
    CONTRIBUTIONS
    G MINUS F
-----------------------------------------------------------------------------------------
I   EARNINGS ENHANCEMENT BENEFIT FACTOR      40%               40%               40%
-----------------------------------------------------------------------------------------
J   EARNINGS ENHANCEMENT BENEFIT            1,600              400                0
    H TIMES I
-----------------------------------------------------------------------------------------
K   DEATH BENEFIT: including the           105,600           101,400           98,000
    Earnings enhancement benefit
    G PLUS J
-----------------------------------------------------------------------------------------

(1)The death benefit is the greater of the account value or any applicable death benefit.
(2)Assumes no earnings on the contract; and that the withdrawal would reduce the death benefit on a dollar-for-dollar basis.

               APPENDIX VI: EARNINGS ENHANCEMENT BENEFIT EXAMPLE

Appendix VII: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

             THE FOLLOWING TABLES DESCRIBES THE RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT. THE MINIMUM
                       INITIAL CONTRIBUTION AMOUNT FOR ALL CONTRACT SERIES AND TYPES IS $25,000.
-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       NQ
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   0-85 (SERIES B & SERIES L)
                     .   0-70 (SERIES CP(R))
-------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $500
CONTRIBUTION AMOUNT
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   After-tax money.
CONTRIBUTIONS        .   Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                 TRADITIONAL IRA
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85 (SERIES B & SERIES L)
                     .   20-70 (SERIES CP(R))
-------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $50
CONTRIBUTION AMOUNT
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer
CONTRIBUTIONS            457(b) plans.
                     .   Rollovers from another traditional individual retirement arrangement.
                     .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                     .   Regular IRA contributions.
                     .   Additional catch-up contributions.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/   .   Contributions made after age 70 1/2 must be net of required minimum distributions.
                     .   Although we accept regular IRA contributions (limited to $5,500) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                     .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-------------------------------------------------------------------------------------------------------------------------

(1)Additional contributions may not be permitted under certain conditions in your state. Please see Appendix IX earlier in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

                                     VII-1

         APPENDIX VII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                         ROTH IRA
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   20-85 (SERIES B & SERIES L)
                          .   20-70 (SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL        .   $50
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS   .   Rollovers from another Roth IRA.
                          .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                          .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                          .   Direct custodian-to-custodian transfers from another Roth IRA.
                          .   Regular Roth IRA contributions.
                          .   Additional catch-up contributions.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON            .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/        .   Conversion rollovers after age 70 1/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                          .   Although we accept Roth IRA contributions (limited to $5,500) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                          .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                       INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR ROTH IRA)
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   0-70 (SERIES B & SERIES L)
                          .   Not Available for Series CP(R)
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL        .   $1,000
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS   .   Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                          .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON            .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/        .   Any additional contributions must be from the same type of IRA of the same deceased owner.
                          .   No additional contributions are permitted to Inherited IRA contracts issued as a non-spousal beneficiary direct rollover from an Applicable Plan.

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                            QP
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   20-75 (SERIES B & SERIES L)
                          .   20-70 (SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL        .   $500
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS   .   Only transfer contributions from other investments within an existing qualified plan trust.
                          .   The plan must be qualified under Section 401(a) of the Internal Revenue Code.
                          .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
------------------------------------------------------------------------------------------------------------------------------

                                     VII-2

         APPENDIX VII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

--------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                             QP
--------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON             .   A separate QP contract must be established for each plan participant, even defined benefit plan
CONTRIBUTIONS/(1)/             participants.
                           .   We do not accept regular on-going payroll contributions or contributions directly from the employer.
                           .   Only one additional transfer contribution may be made during a contract year.
                           .   No additional transfer contributions after the annuitant's attainment of age 75 or if later, the first contract date anniversary.
                           .   The maximum contribution age for QP contracts without the "Greater of" Guaranteed minimum death benefit will be set for the life of the contract at a date equal to age 75 (or if later, the first contract date anniversary) of the older of the original Owner(s) and Annuitant(s). (Age
                               70 for Series CP.)
                           .   The maximum contribution age for QP contracts with GMIB and the "Greater of" Guaranteed minimum death benefit will be set for the life of the contract at a date equal to age 70 (or if later, the first contract date anniver- sary) of the older of the original Owner(s) and Annuitant(s).
                           .   Contributions after age 70 1/2 must be net of any required minimum distributions.
                           .   Maximum aggregate contributions for any contract year is 100% of first-year contributions.
See Appendix III earlier in this Prospectus for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------------------------------------------------------

(1)Additional contributions may not be permitted under certain conditions in your state. Please see Appendix IX earlier in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

See "Tax information" earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" earlier in this Prospectus. Please review your contract for information on contribution limitations.

                                     VII-3

         APPENDIX VII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix VIII: Formula for asset transfer program for guaranteed benefits

--------------------------------------------------------------------------------

As explained in the "Guaranteed minimum income benefit ("GMIB")" section in this Prospectus, if the GMIB, "Greater of" GMDB or GWBL is in effect, your contract will be subject to predetermined mathematical formulas that require transfers between the variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas.

The formulas are set when we issue your contract and do not change while the GMIB, "Greater of" GMDB or GWBL is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in the guaranteed interest option and amounts in a Special DCA program are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

   Contract Ratio = 1 - (AV / BB)
   WHERE:
   AV = account value on the valuation day (off-cycle valuations use the account value as of the previous business day).
   BB = Roll-up benefit base on the valuation day.

Please see the "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" section in this Prospectus for more information on the Roll-up benefit base.

The contract ratio is then compared to predetermined "transfer points" to determine what portion of account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which are determined according to the following table.

   --------------------------------------------------------------------------
   CONTRACT DATE ANNIVERSARY  MINIMUM TRANSFER POINT  MAXIMUM TRANSFER POINT
   --------------------------------------------------------------------------
          ISSUE DATE                   10%                     20%
   --------------------------------------------------------------------------
             1ST                       12%                     22%
   --------------------------------------------------------------------------
             2ND                       14%                     24%
   --------------------------------------------------------------------------
             3RD                       16%                     26%
   --------------------------------------------------------------------------
             4TH                       18%                     28%
   --------------------------------------------------------------------------
             5TH                       20%                     30%
   --------------------------------------------------------------------------
             6TH                       22%                     32%
   --------------------------------------------------------------------------
             7TH                       24%                     34%
   --------------------------------------------------------------------------
             8TH                       26%                     36%
   --------------------------------------------------------------------------
             9TH                       28%                     38%
   --------------------------------------------------------------------------
             10TH                      30%                     40%
   --------------------------------------------------------------------------
             11TH                      32%                     42%
   --------------------------------------------------------------------------
             12TH                      34%                     44%
   --------------------------------------------------------------------------
             13TH                      36%                     46%
   --------------------------------------------------------------------------
             14TH                      38%                     48%
   --------------------------------------------------------------------------
             15TH                      40%                     50%
   --------------------------------------------------------------------------
             16TH                      42%                     52%
   --------------------------------------------------------------------------
             17TH                      44%                     54%
   --------------------------------------------------------------------------
             18TH                      46%                     56%
   --------------------------------------------------------------------------
             19TH                      48%                     58%
   --------------------------------------------------------------------------
       20TH (AND LATER)                50%                     60%
   --------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of contract year value and end of contract year value during the course of the year. For example, during the first contract year, the minimum transfer point moves from 10% on the first day of the first contract year to 12% on the first day on the second contract year. The maximum transfer point moves similarly during the first contract year from 20% on the first day of the first contract year to 22% on the first day on the second contract year. The ranges for the first and second contract year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of a contract year and the end of a contract year.

                                    VIII-1

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

----------------------------------------------------------------------
FIRST CONTRACT YEAR RANGE:
----------------------------------------------------------------------
                                                            MAY 14
                            MAY 15                      FIRST CONTRACT
                            ISSUE                            DATE
                             DATE  AUG 15 NOV 15 FEB 15  ANNIVERSARY
----------------------------------------------------------------------
  MinimumTransfer Point       10%   10.5%   11%   11.5%       12%
----------------------------------------------------------------------
  MaximumTransfer Point       20%   20.5%   21%   21.5%       22%
----------------------------------------------------------------------

SECOND CONTRACT YEAR RANGE:
------------------------------------------------------------------------
                               MAY 14
                                FIRST                        MAY 14
                              CONTRACT                   SECOND CONTRACT
                                DATE      AUG  NOV  FEB       DATE
                             ANNIVERSARY  15   15   15     ANNIVERSARY
------------------------------------------------------------------------
  MinimumTransfer Point          12%     12.5% 13% 13.5%       14%
------------------------------------------------------------------------
  MaximumTransfer Point          22%     22.5% 23% 23.5%       24%
------------------------------------------------------------------------

On each valuation day, the portion of account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option and a Special DCA program. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the variable investment options selected by you, excluding amounts invested in the guaranteed interest option and a Special DCA program, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the account value will be held in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of account value will be invested in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                             Contract Ratio - Minimum Transfer Point
                                   ATP%  =   ---------------------------------------

                                                      0.1

  WHERE:

                                   ATP%  =   Required percentage of account value in the AXA Ultra
                                             Conservative Strategy investment option, the guaranteed
                                             interest option and the Special DCA program after the ATP
                                             transfer.

                         Contract Ratio  =   The contract ratio calculated on the valuation day

                 Minimum Transfer Point  =   The minimum transfer point on the valuation day

                                    0.1  =   The 10% differential between the minimum transfer point and the maximum transfer point

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the
  ATP transfer is calculated as follows:

                             ATP Amount  =   (ATP% * AV) - guaranteed interest option - amounts in a
                                             Special DCA program

  WHERE:

                                     AV  =   account value on the valuation day.

             guaranteed interest option  =   account value in the guaranteed interest option on the
                                             valuation day.

       amounts in a Special DCA program  =   account value in a Special DCA program on the valuation day

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

   ATP transfer amount = (ATP amount) - (account value currently in AXA Ultra Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

                                    VIII-2

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

---------------------------------------------------------------
                  EXAMPLE 1       EXAMPLE 2       EXAMPLE 3
---------------------------------------------------------------
CONTRACT RATIO  17.5%           27%             35%
---------------------------------------------------------------
VALUATION DAY   4th contract    5th contract    6th contract
                anniversary     anniversary     anniversary
---------------------------------------------------------------
TRANSFER POINTS Minimum = 18%   Minimum = 20%   Minimum = 22%
                Maximum = 28%   Maximum = 30%   Maximum = 32%
---------------------------------------------------------------
INVESTMENT      Option A        Option B        Option B
ELECTION
---------------------------------------------------------------
ASSUMPTIONS     account value   account value   account value
                = $100,000      = $100,000      = $100,000
                AXA Ultra       AXA Ultra       AXA Ultra
                Conservative    Conservative    Conservative
                Strategy        Strategy        Strategy
                investment      investment      investment
                option =        option =        option =
                $40,000         $40,000         $40,000
                guaranteed      Special DCA     Special DCA
                interest        program =       program =
                option =        $20,000         $20,000
                $10,000
                Special DCA
                program =
                $20,000
---------------------------------------------------------------
TRANSFER POINT  Contract ratio  Contract ratio  Contract ratio
VALUATION       is less than    is greater      is greater
                the minimum     than minimum    than maximum
                transfer point  but less than   transfer point
                therefore, all  maximum         therefore, all
                amounts must    transfer        amounts that
                be moved out    point. Must     are not in the
                of the AXA      determine       guaranteed
                Ultra           amount to move  interest
                Conservative    in or out of    option or a
                Strategy        AXA Ultra       Special DCA
                investment      Conservative    program must
                option          Strategy        be moved into
                                investment      the AXA Ultra
                                option if       Conservative
                                necessary.      Strategy
                                                investment
                                                option.
---------------------------------------------------------------
ATP%            0%              (0.27 - 0.2) /  100%
(Contract                       0.1 = 0.7 OR
Ratio - Minimum                 70%
Transfer
Point) / 0.2
---------------------------------------------------------------
ATP AMOUNT      (0*$100,000) -  (0.7 *          (1*$100,000) -
(ATP% * AV) -   $10,000 -       $100,000) -     $20,000 =
guaranteed      $20,000 =       $20,000 =       $80,000
interest        -$30,000,       $50,000
option -        (cannot be
Special DCA     less than $0)
program         ATP Amount = $0
---------------------------------------------------------------
TRANSFER AMOUNT $0 - $40,000 =  SCENARIO 1 -    $80,000 -
(ATP Amount) -  -$40,000,       USING CURRENT   $40,000 =
(account value  (transferred    ASSUMPTIONS:    $40,000
currently in    out of the AXA  $50,000 -       (transferred
AXA Ultra       Ultra           $40,000 =       into the AXA
Conservative    Conservative    $10,000         Ultra
Strategy        Strategy        (transferred    Conservative
investment      investment      into the AXA    Strategy
option)         option)         Ultra           investment
                                Conservative    option)
                                Strategy
                                investment
                                option.)
                                SCENARIO 2 -
                                IF CURRENT
                                AMOUNT IN AXA
                                ULTRA
                                CONSERVATIVE
                                STRATEGY
                                INVESTMENT
                                OPTION =
                                $65,000
                                INSTEAD OF
                                $40,000:
                                $50,000 -
                                $65,000 =
                                -$15,000
                                (transferred
                                out of the AXA
                                Ultra
                                Conservative
                                Strategy
                                investment
                                option.)
---------------------------------------------------------------

                                    VIII-3

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your variable investment options. No amounts will be transferred out of the guaranteed interest option or a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the investment options included in your contract's allocation instructions other than the guaranteed interest option. Any amounts that would have been allocated to the guaranteed interest option will be prorated among the variable investment options. No amounts will be transferred into or out of the guaranteed interest option and the Special DCA program as a result of any ATP transfer.

On any day that a transfer (excluding a dollar cost averaging transfer) is made out of the guaranteed interest option into a variable investment option, the formulas described above will be run, which may in turn trigger an off cycle ATP transfer. Regardless of when this off cycle valuation occurs, an ATP valuation will again occur on the next valuation day. Cancellation of any dollar cost averaging program will not trigger an off cycle ATP transfer. For the purposes of the off cycle valuation only, the ATP transfer amount formula will use the account value as of the previous business day. Off cycle valuations will use the transfer points for the most recent valuation day.

ATP EXIT OPTION

When the ATP exit option is processed your guaranteed benefit base(s) will be adjusted as follows:

  New Benefit Base =  (1- 3%) X A   _ D
                      -------------
                       1 - B + C

   WHERE:

  New Benefit Base =  The new value that the Roll-up benefit base and Highest
                      Anniversary Value benefit base (if applicable) will be adjusted to if this value is less than the current value of the respective benefit bases.

   A =  The account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the seventh month of the fifth ATP year. In the current ATP year, the number of completed months is six. The minimum transfer point is 19%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(18%+20%)/2]. The cushion is 3%. Assume that your account value is $100,000, Highest Anniversary Value benefit base is $110,000, Roll-up benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the benefit base for the GMIB is the Roll-up benefit base ($130,000) and that the benefit base for the "Greater of" GMDB ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $113,197
                      -------------------
                       1 - 0.19 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($113,197) is greater than your current Highest Anniversary Value benefit base. Your Roll-up benefit base is adjusted to the new benefit base ($113,197), as the new benefit base is less than your current Roll-up benefit base. Accordingly, the new Roll-up benefit base for your GMIB is $113,197. Your "Greater of" GMDB is also adjusted to the new benefit base of $113,197, as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up benefit base ($113,197).

                                    VIII-4

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

Appendix IX: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Regardless of the state, the rate initially set on an outstanding loan cannot be changed.

STATES WHERE CERTAIN ACCUMULATOR(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
------------------------------------------------------------------------------
ARIZONA     See "Contract features and       If you reside in the state of
            benefits"--"Your right to        Arizona and you are age 65 or
            cancel within a certain number   older at the time the contract
            of days"                         is issued, you may return your
                                             variable annuity contract within
                                             30 days from the date that you
                                             receive it and receive a refund
                                             of account value. This is also
                                             referred to as the "free look"
                                             period.
------------------------------------------------------------------------------
ARKANSAS    See "Your right to cancel        If you purchased your contract
            within a certain number of       through a Section 1035 exchange
            days" in "Contract features and  you may return your
            benefits"                        Accumulator(R) Series contract
                                             within 30 days from the date you
                                             receive it and receive a full
                                             refund of your account value.
------------------------------------------------------------------------------
CALIFORNIA  See "We require that the         You are not required to use our
            following types of               forms when making a transaction
            communications be on specific    request. If a written request
            forms we provide for that        contains all the information
            purpose (and submitted in the    required to process the request,
            manner that the forms specify)"  we will honor it. Although you
            in "Who is AXA Equitable" and    are not required to use our
            "Effect of Excess withdrawals"   withdrawal request form, if you
            in "Contract features and        do not specify whether we should
            benefits"                        process a withdrawal that
                                             results in an Excess withdrawal,
                                             and the transaction results in
                                             an Excess withdrawal, we will
                                             not process that request.

            See "Asset transfer program      If you elect the GMIB, the ATP
            ("ATP")" in "Contract features   will commence on the valuation
            and benefits"                    day of your second monthiversary.

            " See "Your right to cancel      If you reside in the state of
            within a certain number of       California and you are age 60 or
            days" in "Contract features and  older at the time the contract
            benefits"                        is issued, you may return your
                                             Accumulator(R) Series contract
                                             within 30 days from the date
                                             that you receive it and receive
                                             a refund as described below.
                                             This is also referred to as the
                                             ''free look'' period.

                                             If you allocate your entire
                                             initial contribution to the
                                             EQ/Money Market variable
                                             investment option (and/or
                                             guaranteed interest option, if
                                             available), the amount of your
                                             refund will be equal to your
                                             contribution, unless you make a
                                             transfer, in which case the
                                             amount of your refund will be
                                             equal to your Total account
                                             value on the date we receive
                                             your request to cancel at our
                                             processing office. This amount
                                             could be less than your initial
                                             contribution. If you allocate
                                             any portion of your initial
                                             contribution to the variable
                                             investment options (other than
                                             the EQ/Money Market variable
                                             investment option), your refund
                                             will be equal to your Total
                                             account value on the date we
                                             receive your request to cancel
                                             at our processing office.

                                             "RETURN OF CONTRIBUTION" FREE
                                             LOOK TREATMENT AVAILABLE THROUGH
                                             CERTAIN SELLING BROKER-DEALERS
------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA                                    Certain selling broker-dealers
(CONTINUED)                                   offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.

                                              If you choose "return of
                                              contribution" free look
                                              treatment of your contract, we
                                              will allocate your entire
                                              contribution and any subsequent
                                              contributions made during the
                                              40-day period following the
                                              contract date, to the EQ/Money
                                              Market investment option. In the
                                              event you choose to exercise
                                              your free look right under the
                                              contract, you will receive a
                                              refund equal to your
                                              contributions.

                                              If you choose the "return of
                                              contribution" free look
                                              treatment and your contract is
                                              still in effect on the 40th day
                                              (or next Business Day) following
                                              the contract date, we will
                                              automatically reallocate your
                                              account value to the investment
                                              options chosen on your
                                              application.

                                              Any transfers made prior to the
                                              expiration of the 30-day free
                                              look will terminate your right
                                              to "return of contribution"
                                              treatment in the event you
                                              choose to exercise your free
                                              look right under the contract.
                                              Any transfer made prior to the
                                              40th day following the contract
                                              date will cancel the automatic
                                              reallocation on the 40th day (or
                                              next business day) following the
                                              contract date described above.
                                              If you do not want AXA Equitable
                                              to perform this scheduled
                                              one-time re-allocation, you must
                                              call one of our customer service
                                              representatives at 1 (800)
                                              789-7771 before the 40th day
                                              following the contract date to
                                              cancel.

             See "Disability, terminal        .   A disability CWC waiver will
             illness, or confinement to a         be granted if a U.S.
             nursing home'' under                 licensed physician certifies
             "Withdrawal charge" in "Charges      that the applicable
             and expenses"                        individual suffers from
                                                  impairment of cognitive
                                                  ability, meaning a
                                                  deterioration or loss of
                                                  intellectual capacity due to
                                                  mental illness or disease,
                                                  including Alzheimer's
                                                  disease or related illnesses
                                                  that require continual
                                                  supervision to protect
                                                  oneself or others.

                                              .   The terminal illness CWC
                                                  waiver is applicable if life
                                                  expectancy is less than 12
                                                  months (compared to 6 months
                                                  in the national version).

                                              .   The nursing home CWC waiver
                                                  does not require that the
                                                  applicable individual be
                                                  confined to a nursing home
                                                  for more than 90 days before
                                                  the waiver is granted. The
                                                  definition of nursing home
                                                  is as follows: the Owner is
                                                  receiving, as prescribed by
                                                  a physician, registered
                                                  nurse, or licensed social
                                                  worker, home care or
                                                  community- based services
                                                  (including adult day care,
                                                  personal care, homemaker
                                                  services, hospice services
                                                  or respite care) or, is
                                                  confined in a skilled
                                                  nursing facility,
                                                  convalescent nursing home,
                                                  or extended care facility,
                                                  which shall not be defined
                                                  more restrictively than as
                                                  in the Medicare program, or
                                                  is confined in a residential
                                                  care facility or residential
                                                  care facility for the
                                                  elderly, as defined in the
                                                  Health and Safety
                                                  Code. Out-of-state providers
                                                  of services shall be defined
                                                  as comparable in licensure
                                                  and staffing requirements to
                                                  California providers.
-------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA                                    .   AXA has the right to perform
(CONTINUED)                                       physical exams at our
                                                  expense during the claim
                                                  period.

             See ''Transfers of ownership,    Guaranteed benefits do not
             collateral assignments, loans    terminate upon a change of owner
             and borrowing'' in ''More        or absolute assignment of the
             Information''                    contract. Guaranteed benefits
                                              will continue to be based on the
                                              original measuring life (i.e.,
                                              owner, older joint owner,
                                              annuitant, older joint
                                              annuitant).
-------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional  The charge for transfers does
             transfer in excess of 12         not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and
             expenses"

             See "Credit recovery" under      The second and third bullets
             "Credits and Earnings bonus      under "Credit recovery" do not
             (For Series CP(R) contracts      apply and are replaced by the
             only)" in "Contract features     following:
             and benefits" and "Your annuity
             payout options" in "Accessing
             your money"
                                              .   If you start receiving
                                                  annuity payments within
                                                  three years of making any
                                                  contribution, we will not
                                                  recover the credit that
                                                  applies to any contribution
                                                  made within the prior three
                                                  years. As a result, we will
                                                  apply the contract's cash
                                                  value, not the account
                                                  value, to the life
                                                  contingent annuity payout
                                                  regardless of how many years
                                                  have elapsed since last
                                                  contribution.

                                              .   Credits applied to
                                                  contributions made within
                                                  one year of death of the
                                                  owner (or older joint owner,
                                                  if applicable) will not be
                                                  recovered. However, any
                                                  applicable contract
                                                  withdrawal charges will
                                                  continue to apply to those
                                                  contributions. The 10% free
                                                  withdrawal amount does not
                                                  apply when calculating the
                                                  withdrawal charges
                                                  applicable to the payment of
                                                  a death benefit.

             See "GMIB "no lapse guarantee""  The no-lapse guarantee will not
             under "Guaranteed minimum        terminate if your aggregate
             income benefit" in "Contract     withdrawals from your contract
             features and benefits"           in any contract year exceed your
                                              Annual Withdrawal Amount unless
                                              the excess withdrawal drives
                                              your account value to zero.

             See "Disruptive transfer         The ability to restrict
             activity" in "Transferring your  transfers due to market timing money among investment options"  can only be determined by the underlying fund managers. AXA
                                              Equitable's right to restrict
                                              transfers due to market timing
                                              does not apply.

             See "Transfer Charge" in         The charge for excessive
             "Charges and Expenses"           transfers does not apply.
                                              The ability to reserve the right
                                              to impose a limit on the number
                                              of free transfers does not apply.

             See "Withdrawal charge" in       FOR SERIES CP(R) CONTRACTS:
             "Charges and expenses"           Since credits applied to
                                              contributions cannot be
                                              recovered, withdrawal charges
                                              apply to amounts associated with
                                              a credit.

             See "Disability, terminal        The withdrawal charge waiver
             illness, or confinement to a     under item (i) does not apply.
             nursing home" under "Withdrawal
             charge" in "Charges and
             expenses"
             See "Special service charges"    The current and maximum third
             in "Charges and Expenses"        party transfer or exchange
                                              charge is $49 per occurrence.
                                              The maximum charge for check
                                              preparation is $9 per occurrence.

             See "Misstatement of age" in     We will not deduct interest for
             "More information"               any overpayments made by us due
                                              to a misstatement of age or sex.
                                              Any overpayments will be
                                              deducted from future payments.
-------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CONNECTICUT  See "Transfers of ownership,     Benefits terminate upon any
(CONTINUED)  collateral assignments, loans    change of owner who is the
             and borrowing" in "More          measuring life, unless the
             information"                     change of ownership is due to a
                                              divorce where the spouse is
                                              awarded 100% of the account
                                              value and chooses to continue
                                              the contract in his or her name
                                              and meets the age requirements
                                              of the applicable benefit on the
                                              date the change in ownership
                                              occurs.
                                              Benefits do not terminate upon
                                              assignment.
                                              Your contract cannot be assigned
                                              to an institutional investor or
                                              settlement company, either
                                              directly or indirectly, nor may
                                              the ownership be changed to an
                                              institutional investor or
                                              settlement company.
---------------------------------------------------------------------------------------

DELAWARE     See "Your right to cancel        If you purchased your contract
             within a certain number of       through a Section 1035 exchange,
             days" in "Contract features and  you may return your
             benefits"                        Accumulator(R) Series contract
                                              within 20 days from the date you
                                              receive it and receive a full
                                              refund of your contributions,
                                              including any contract fees or
                                              charges.

             See "Greater of" GMDB I under    The maximum charge for the
             "Guaranteed benefit charges" in  "Greater of" GMDB I death
             "Charges and expenses"           benefit is 1.65%.

             See "Greater of" GMDB II under   The maximum charge for the
             "Guaranteed benefit charges" in  "Greater of" GMDB II death
             "Charges and expenses"           benefit is 1.80%.
---------------------------------------------------------------------------------------

FLORIDA      See "How you can purchase and    The second sentence in the third
             contribute to your contract" in  paragraph of this section
             "Contract features and benefits" regarding the $2,500,000
                                              limitation on contributions is
                                              deleted. The remainder of this
                                              section is unchanged.


             See "Credits" in "Contract       The following information
             features and benefits" (For      replaces the second bullet of
             Series CP(R) contracts only)     the final set of bullets in this
                                              section:

                                              .   You may annuitize your
                                                  contract after twelve
                                                  months, however, if you
                                                  elect to receive annuity
                                                  payments within five years
                                                  of the contract date, we
                                                  will recover the credit that
                                                  applies to any contribution
                                                  made in that five years. If
                                                  you start receiving annuity
                                                  payments after five years
                                                  from the contract date and
                                                  within three years of making
                                                  any contribution, we will
                                                  recover the credit that
                                                  applies to any contribution
                                                  made within the prior three
                                                  years.

             See "Your right to cancel        If you reside in the state of
             within a certain number of       Florida, you may cancel your
             days" in "Contract features and  variable annuity contract and
             benefits"                        return it to us within 21 days
                                              from the date that you receive
                                              it. You will receive an
                                              unconditional refund equal to
                                              the greater of the cash
                                              surrender value provided in the
                                              annuity contract, plus any fees
                                              or charges deducted from the
                                              contributions or imposed under
                                              the contract, or a refund of all
                                              contributions paid.

             See "Selecting an annuity        The following sentence replaces
             payout option" under "Your       the first sentence of the second
             annuity payout options" in       paragraph in this section:
             "Accessing your money"

                                              You can choose the date annuity
                                              payments begin but it may not be
                                              earlier than twelve months from
                                              the Accumulator(R) Series
                                              contract date.
             See "Special service charges"    The charge for a third-party
             in "Charges and expenses"        transfer or exchange applies to
                                              any transfer or exchange of your
                                              contract, even if it is to
                                              another contract issued by AXA Equitable.


             See "Withdrawal charge" in       If you are age 65 or older at
             "Charges and expenses"           the time your contract is
                                              issued, the applicable
                                              withdrawal charge will not
                                              exceed 10% of the amount
                                              withdrawn.

             See "Misstatement of age" in     After the second contract date
             "More information"               anniversary, an optional
                                              Guaranteed minimum death benefit
                                              may not be revoked for
                                              misstatement of age.

             See "Transfers of ownership,     The second paragraph in this
             collateral assignments, loans    section is deleted in its
             and borrowing" in "More          entirety and replaced with the following:
             information"
                                              Any guaranteed benefit in effect
                                              will terminate in all
                                              circumstances if you change
                                              ownership of the contract.
                                              Please speak with your financial
                                              professional for further
                                              information.
---------------------------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
FLORIDA                                       Your Guaranteed benefits will
(CONTINUED)                                   terminate with all transfers of
                                              ownership, even with a change of
                                              owner from a trust to an
                                              individual, unless the change of
                                              ownership is due to a divorce
                                              where the spouse is awarded 100%
                                              of the Total account value,
                                              chooses to continue the contract
                                              in his or her name and meets the
                                              age requirements of the
                                              applicable rider on the date the
                                              change in ownership occurs.
-------------------------------------------------------------------------------
NEW YORK     Earnings enhancement benefit     Not Available

             See "Greater of" GMDB in         The "Greater of" GMDB I and
             "Definitions of key terms", in   "Greater of" GMDB II are not
             "Guaranteed minimum death        available. All references to
             benefits" and throughout this    these benefits should be deleted
             Prospectus.                      in their entirety.

             See "Guaranteed interest         FOR SERIES CP(R) CONTRACTS ONLY:
             option" under "What are your     The Guaranteed interest option
             investment options under the     is not available.
             contract?" in "Contract
             features and benefits"

             See "Dollar cost averaging" in   FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and           Investment Simplifier is not
             benefits"                        available.

             See "Guaranteed minimum income   The issue ages for owners who
             benefit" and "Guaranteed         elect the Highest Anniversary
             minimum death benefits" in       Value death benefit with a GMIB
             "Contract features and benefits" are 25-80 for all Series except
                                              Series CP(R) (25-70). The issue
                                              ages for owners who elect the
                                              Highest Anniversary Value death
                                              benefit without a GMIB are 0-80
                                              for all Series except Series
                                              CP(R) (0-70). The issue ages for
                                              owners who elect the Return of
                                              Principal death benefit with a
                                              GMIB are 25-80 for all Series
                                              except Series CP(R) (25-70). The
                                              issue ages for owners who elect
                                              the Return of Principal death
                                              benefit without a GMIB are 0-80
                                              for all Series except Series
                                              CP(R) (0-70).

             See "Credits" in "Contract       FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"           If the owner (or older joint
                                              owner, if applicable) dies
                                              during the one-year period
                                              following our receipt of a
                                              contribution to which a credit
                                              was applied, we will recover all
                                              or a portion of the amount of
                                              such Credit from the account
                                              value, based on the number of
                                              full months that elapse between
                                              the time we receive the
                                              contribution and the owner's (or
                                              older joint owner's, if
                                              applicable) death, as follows:

                                                Number of  Percentage of
                                                 Months       Credit
                                                 ------       ------
                                                    1          100%
                                                    2           99%
                                                    3           98%
                                                    4           97%
                                                    5           96%
                                                    6           95%
                                                    7           94%
                                                    8           93%
                                                    9           92%
                                                   10           91%
                                                   11           90%
                                                   12           89%

                                   We will not recover the credit
                                   on subsequent contributions made
                                   within 3 years prior to
                                   annuitization.

  See "The amount applied to       The amount applied to the
  purchase an annuity payout       annuity benefit is the greater
  option" in "Accessing your       of the cash value or 95% of what
  money"                           the account value would be if no
                                   withdrawal charge applied.

  See "Selecting an annuity        FOR SERIES CP(R) CONTRACTS ONLY:
  payout option" in "Accessing     The earliest date annuity
  your money"                      payments may begin is 13 months
                                   from the issue date.
--------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
NEW YORK      See "Charges and expenses"       Deductions of charges from the
(CONTINUED)                                    guaranteed interest option are
                                               not permitted.

                                               The charge for third-party
                                               transfer or exchange does not
                                               apply.

                                               The check preparation charge
                                               does not apply.

              See "Disability, terminal        Item (i) is deleted and replaced
              illness, or confinement to a     with the following: An owner (or
              nursing home"                    older joint owner, if
                                               applicable) has qualified to
                                               receive Social Security
                                               disability benefits as certified
                                               by the Social Security
                                               Administration or meets the
                                               definition of a total disability
                                               as specified in the contract. To
                                               qualify, a re-certification
                                               statement from a physician will
                                               be required every 12 months from
                                               the date disability is
                                               determined.

              See "Transfers of ownership,     Collateral assignments are not
              collateral assignments, loans    limited to the period prior to
              and borrowing" in "More          the first contract date
              information"                     anniversary. You may assign all
                                               or a portion of your NQ contract
                                               at any time, pursuant to the
                                               terms described in this
                                               Prospectus.
--------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel        You may cancel your variable
              within a certain number of       annuity contract and return it
              days" in "Contract features and  to us within 20 days from the
              benefits"                        date you receive it. You will
                                               receive an unconditional refund
                                               equal to your contributions,
                                               including any contract fees or
                                               charges.

              See "Your beneficiary and        Amounts allocated to the
              payment of benefit" in "Payment  Guaranteed interest option will
              of death benefit"                continue to earn interest until
                                               the applicable death benefit is
                                               paid. This means that your death
                                               benefit (other than the
                                               applicable guaranteed minimum
                                               death benefit) will be increased
                                               by the amount of interest
                                               credited to any assets in the
                                               Guaranteed interest option up
                                               until the date on which we pay
                                               the death benefit.
--------------------------------------------------------------------------------
PENNSYLVANIA  Required disclosure for          Any person who knowingly and
              Pennsylvania customers           with intent to defraud any
                                               insurance company or other
                                               person files an application for
                                               insurance or statement of claim
                                               containing any materially false
                                               information or conceals for the
                                               purpose of misleading,
                                               information concerning any fact
                                               material thereto commits a
                                               fraudulent insurance act, which
                                               is a crime and subjects such
                                               person to criminal and civil
                                               penalties.
--------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA                 Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs

              Inherited IRA                    Available only under the
                                               beneficiary continuation option
                                               for currently issued NQ,
                                               traditional and Roth IRA
                                               contracts.

              QP (Defined Benefit) contracts   Not Available


              See "Owner and annuitant         Contracts are not available for
              requirements" in "Contract       purchase by Charitable Remainder
              features and benefits"           Trusts.

              See "How you can purchase and    Specific requirements for
              contribute to your contract" in  purchasing QP contracts in
              "Contract features and           Puerto Rico are outlined below
              benefits" (For Series B, Series  in "Purchase considerations for
              CP(R) and Series L contracts     QP (Defined Contribution)
              only)                            contracts in Puerto Rico".
              See "Exercise rules" under       Exercise restrictions for the
              "Guaranteed minimum income       GMIB on a Puerto Rico QPDC
              benefit ("GMIB")" in "Contract   contract are described below,
              features and benefits" (For      under "Purchase considerations
              Series B, Series CP(R) and       for QP (Defined Contribution)
              Series L contracts only)         contracts in Puerto Rico", and
                                               in your contract.

              See "Transfers of ownership,     Transfers of ownership of QP
              collateral assignments, loans    contracts are governed by Puerto
              and borrowing" in "More          Rico law. Please consult your
              information" (For Series B,      tax, legal or plan advisor if
              Series CP(R) and Series L        you intend to transfer ownership
              contracts only)                  of your contract.
--------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
(CONTINUED)  (Defined Contribution) contracts  (DEFINED CONTRIBUTION) CONTRACTS
             in Puerto Rico" -- this section   IN PUERTO RICO:
             replaces "Appendix III: Purchase  Trustees who are considering the considerations for QP contracts"  purchase of an Accumulator(R)
             in your Prospectus.               Series QP contract in Puerto
                                               Rico should discuss with their
                                               tax, legal and plan advisors
                                               whether this is an appropriate
                                               investment vehicle for the
                                               employer's plan. Trustees should
                                               consider whether the plan
                                               provisions permit the investment
                                               of plan assets in the QP
                                               contract, the GMIB and other
                                               guaranteed benefits, and the
                                               payment of death benefits in
                                               accordance with the requirements
                                               of Puerto Rico income tax rules.
                                               The QP contract and this
                                               Prospectus should be reviewed in
                                               full, and the following factors,
                                               among others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:
                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the
                                                   self-employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee, no further
                                                   contributions may be made to
                                                   the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.

                                               .   As mentioned above, if a new
                                                   employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.
--------------------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    LIMITS ON PAYMENTS:
(CONTINUED)                                    .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GMIB and must continue
                                                   to hold the supplementary
                                                   contract for the duration of
                                                   the GMIB payments.

                                               PLAN TERMINATION:
                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GMIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.
             Tax Information -- "Special       Income from NQ contracts we
             rules for NQ contracts"           issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit.
                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Unit Values                                                   2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) SERIES 13A STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NO. 70
Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me an Accumulator(R) Series 13A SAI for SEPARATE ACCOUNT
NO. 70 dated May 1, 2017.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                      Accumulator(R) Series 13A
                                                                        #477730

AXA Equitable Life Insurance Company


PROSPECTUS SUPPLEMENT DATED MAY 1, 2017 FOR ACCUMULATOR(R) SERIES


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses and statements of additional information are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information supplements the information in your prospectus that describes how we process your initial contribution. In "Contract features and benefits" under "How you can make your contributions," the third paragraph is deleted in its entirety and replaced with the following:

Chase Investment Services, the selling broker-dealer that your financial professional is affiliated with, has directed us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while Chase Investment Services ensures your application is complete and that suitability standards are met. If Chase Investment Services does not submit your application to us within ten business days from the date we received your initial contribution, we will return it to Chase Investment Services on your behalf. If Chase Investment Services does submit your application to us within ten business days, we will transfer your contribution into our non-interest bearing suspense account so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than Chase Investment Services, this supplement does not apply to you.




   Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.


      AXA Equitable variable annuities are distributed by its affiliates,
                 AXA Advisors, LLC and AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                 212-554-1234


                   IM-10-08 (5/16)
                   Chase Only - NB                       CAT. NO. 143836 (5/16)
                   Accum 13.0 Series                                    #478655

The Accumulator(R) Series 13.0

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2017


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) SERIES 13.0?

The Accumulator(R) Series 13.0 (the "Accumulator(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Series B, Series CP(R) and Series L. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./()/

For Series CP(R) contracts, we allocate a credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and operations charge are used to recover the cost of providing the credit. The charge associated with the credit may, over time, exceed the sum of the credit and related earnings. Expenses for a contract with a credit may be higher than expenses for a contract without a credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations to this contract, see Appendix IX later in this Prospectus. All features and benefits described in this Prospectus may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application. We can refuse to accept any contribution from you at any time, including after you purchase the contract. No contributions are accepted after the first contract year (other than QP contracts).
-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT Equity Income/(1)/
.. 1290 VT Socially Responsible

.. AXA Balanced Strategy/(*)/
.. AXA Conservative Growth Strategy/(*)/
.. AXA Conservative Strategy/(*)/
.. AXA Growth Strategy/(*)/
.. AXA Moderate Growth Strategy/(*)/

.. AXA Ultra Conservative Strategy/(**)/

.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth

.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility

.. AXA/Janus Enterprise

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. EQ/Capital Guardian Research

.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/MFS International Growth
.. EQ/Money Market


.. EQ/Oppenheimer Global
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
--------------------------------------------------------------------------------
*  The "AXA Strategic Allocation Portfolios."

(**)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program and is not part of Option A or Option B. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
(1)This is the variable investment option's new name, effective on or about
   May 19, 2017, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for the variable investment option's former name.

Each variable investment option is a subaccount of Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. The contract also includes a guaranteed interest option and a Special DCA program.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                                   #477744/13.0

The contract includes investment restrictions. You must allocate amounts under either Option A -- Asset Allocation ("Option A") or Option B -- Custom Selection ("Option B"), which are discussed later in this Prospectus. Option A requires that 100% of your account value be invested in the AXA Strategic Allocation Portfolios, the AXA/AB Dynamic Moderate Growth Portfolio, the EQ/Money Market Portfolio, the guaranteed interest option or a Special DCA program. Option B permits allocation to additional variable investment options subject to certain category and percentage limitations. Consequently, a contract owner who is interested in having more investment options would elect Option B. If you elect the Guaranteed minimum income benefit I -- Asset Allocation ("GMIB I -- Asset Allocation"), your contract will be restricted to Option A. If you don't elect a Guaranteed minimum income benefit or if you elect Guaranteed minimum income benefit II -- Custom Selection ("GMIB II -- Custom Selection"), you can choose either Option A or Option B. Because GMIB II -- Custom Selection permits you to allocate amounts under either Option A or Option B, the fees associated with GMIB II -- Custom Selection are higher than those associated with GMIB I -- Asset Allocation. See "Allocating your contributions" later in this Prospectus for more information on the requirements related to Options A and B.


If the GMIB, "Greater of" Guaranteed minimum death benefit ("GMDB") or the Guaranteed withdrawal benefit for life ("GWBL") is in effect, you are required to participate in the asset transfer program ("ATP"). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. For more information, see "Asset transfer program ("ATP")" in "Contract features and benefits" later in this Prospectus.

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).

Not all types of contracts are available with each version of the Accumulator(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix VII" for more information.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2017 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. These versions of the Accumulator(R) Series contracts are no longer available for new purchasers. These contracts are no longer being sold. This Prospectus is designed for current contract owners. Also, in addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus

--------------------------------------------------------------------------------



             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             The Accumulator(R) Series at a glance -- key
               features                                         11

             ------------------------------------------------------
             FEE TABLE                                          14
             ------------------------------------------------------

             Examples                                           16
             Condensed financial information                    17

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  18
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         18
             Owner and annuitant requirements                   18
             How you can make your contributions                19
             What are your investment options under the
               contract?                                        19
             Portfolios of the Trusts                           21
             Allocating your contributions                      27
             Dollar cost averaging                              30
             Credits (FOR SERIES CP(R) CONTRACTS ONLY)          31
             Guaranteed minimum death benefit and Guaranteed
               minimum income benefit base                      32
             Annuity purchase factors                           35
             Guaranteed minimum income benefit ("GMIB")         35
             Guaranteed minimum death benefit                   41
             Guaranteed withdrawal benefit for life ("GWBL")    43
             How withdrawals affect your guaranteed benefits    49
             Guaranteed benefit offers                          50
             Inherited IRA beneficiary continuation contract    50
             Your right to cancel within a certain number of
               days                                             52

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               53
             ------------------------------------------------------
             Your account value and cash value                  53
             Your contract's value in the variable investment
               options                                          53
             Your contract's value in the guaranteed interest
               option                                           53
             Your contract's value in the account for special
               dollar cost averaging                            53
             Effect of your account value falling to zero       53
             Termination of your contract                       54

-------------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          55
             ------------------------------------------------------
             Transferring your account value                    55
             Disruptive transfer activity                       55
             Rebalancing your account value                     56

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            57
             ------------------------------------------------------
             Withdrawing your account value                     57
             How withdrawals are taken from your account value  60
             Withdrawals treated as surrenders                  60
             Surrendering your contract to receive its cash
               value                                            61
             When to expect payments                            61
             Your annuity payout options                        61

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            64
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 64
             Charges that the Trusts deduct                     68
             Group or sponsored arrangements                    68
             Other distribution arrangements                    69

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        70
             ------------------------------------------------------
             Your beneficiary and payment of benefit            70
             Non-spousal joint owner contract continuation      71
             Spousal continuation                               71
             Beneficiary continuation option                    73

             ------------------------------------------------------
             7. TAX INFORMATION                                 75
             ------------------------------------------------------
             Overview                                           75
             Contracts that fund a retirement arrangement       75
             Transfers among investment options                 75
             Taxation of nonqualified annuities                 75
             Individual retirement arrangements (IRAs)          78
             Traditional individual retirement annuities
               (traditional IRAs)                               78
             Roth individual retirement annuities (Roth IRAs)   83
             Federal and state income tax withholding and
               information reporting                            86
             Special rules for contracts funding qualified
               plans                                            87
             Impact of taxes to AXA Equitable                   87

             ------------------------------------------------------
             8. MORE INFORMATION                                88
             ------------------------------------------------------
             About Separate Account No. 70                      88
             About the Trusts                                   88
             About the general account                          88
             About other methods of payment                     89
             Dates and prices at which contract events occur    89
             About your voting rights                           90
             Cybersecurity                                      90
             Misstatement of age                                90
             Statutory compliance                               91
             About legal proceedings                            91
             Financial statements                               91
             Transfers of ownership, collateral assignments,
               loans and borrowing                              91
             About Custodial IRAs                               91
             How divorce may affect your guaranteed benefits    92
             How divorce may affect your Joint life GWBL        92
             Distribution of the contracts                      92

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------

             I   --   Condensed financial information                I-1
            II   --   Examples of automatic payment plans           II-1
           III   --   Purchase considerations for QP contracts     III-1
            IV   --   Guaranteed benefit base examples              IV-1
             V   --   Hypothetical illustrations                     V-1
            VI   --   Earnings enhancement benefit example          VI-1
           VII   --   Rules regarding contributions to your
                        contract                                   VII-1
          VIII   --   Formula for asset transfer program
                        for guaranteed benefits                   VIII-1
            IX   --   State contract availability and/or
                        variations of certain features and
                        benefits                                    IX-1

          ---------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents                                        127
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your Roll-up benefit base on each contract date anniversary if there has ever been a withdrawal from your contract.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your Roll-up benefit base once you take a withdrawal from your contract. Beginning with the contract year in which the first withdrawal is taken out of the contract until the contract date anniversary following age 85, the Annual Roll-up rate is:

..   5%, if withdrawals begin after the contract date anniversary when the owner is age 64.

..   4%, if withdrawals begin on or prior to the contract date anniversary when the owner is age 64.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount you can withdraw without reducing your Roll-up benefit base. It is equal to the Annual Roll-up rate, multiplied by the Roll-up benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is a non-natural person, such as a company or trust, the annuitant is the measuring life for determining benefits under the contract.

APPLICABLE PERCENTAGE -- The "Applicable percentage" is the rate used to calculate your Guaranteed annual withdrawal amount if your GMIB is converted to the GWBL on the contract date anniversary following age 85.

ASSET TRANSFER PROGRAM -- The asset transfer program ("ATP") is a feature of the GMIB, the "Greater of" GMDB and the GWBL. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the variable investment options.

ATP EXIT OPTION -- Beginning in your second contract year if you elected a GMIB, the "ATP exit option" allows you to transfer 100% of your account value from the AXA Ultra Conservative Strategy investment option to your variable investment options.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the variable investment options.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge and any optional benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT MONTHIVERSARY -- The "contract monthiversary" means the same date of the month as the contract date.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CONVERSION EFFECTIVE DATE -- The "Conversion effective date" is the date the contract converts from GMIB to GWBL and occurs on the contract date anniversary following the contract owner's age 85.

CREDIT -- An amount credited to your account value at the same time we allocate your contribution. The amount of the credit is 3% of each contribution based on total first year contributions. The credit applies only to Series CP(R) contracts.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" provides scheduled payments up to your Annual withdrawal amount. For contracts that convert from GMIB to GWBL, our "Customized payment plan" provides scheduled payments up to your Guaranteed annual withdrawal amount.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions to, and transfers among, the Option B investment options. These rules require that allocations be made according to certain categories and investment option limits.

DEFERRAL ROLL-UP AMOUNT -- The "Deferral Roll-up amount" is the amount credited to your Roll-up benefit base on each contract date anniversary provided you have never taken a withdrawal from your contract.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your Roll-up benefit base before you take your first withdrawal from your contract. The Deferral Roll-up rate is 5%.

EARNINGS ENHANCEMENT BENEFIT -- The "Earnings enhancement benefit" is an optional benefit that provides additional death benefit protection.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of your cumulative withdrawals that exceeds your Annual withdrawal amount. For contracts that convert from the GMIB to the GWBL, an "Excess withdrawal" is the portion of your cumulative withdrawals that exceeds your Guaranteed annual withdrawal amount. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In your first contract year, all withdrawals (except for RMD payments through our automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

                           DEFINITIONS OF KEY TERMS

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.

"GREATER OF" GMDB -- The "Greater of" Guaranteed minimum death benefit ("GMDB") is an optional guaranteed minimum death benefit. The death benefit and its charge are calculated using the greater of two benefit bases -- (1) the Roll-up benefit base and (2) the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" GMDB under the contract. This contract offers two different versions of the "Greater of" GMDB.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT -- The "Guaranteed annual withdrawal amount" is the maximum annual amount you can withdraw without reducing your GWBL benefit base. It is equal to the Applicable percentage in effect at the time, multiplied by the GWBL benefit base as of the most recent contract date anniversary.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is an optional benefit that provides income protection for you during your life once you elect to annuitize your contract by exercising the benefit. There is an additional charge for the GMIB under the contract. This contract offers two different versions of the GMIB.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL") -- The Guaranteed withdrawal benefit for life ("GWBL") is not available at issue. The GWBL is only available to owners who have elected a GMIB. If you do not elect to exercise or terminate your GMIB, it will automatically convert to the GWBL as of the contract date anniversary following age 85. The GWBL guarantees that you can take withdrawals up to a maximum amount ("Guaranteed annual withdrawal amount") each contract year following the conversion.

GWBL BENEFIT BASE -- The "GWBL benefit base" is calculated upon conversion from the GMIB on the contract date anniversary following age 85. The initial GWBL benefit base is your account value or Roll-up benefit base on the Conversion effective date, whichever produces the higher Guaranteed annual withdrawal amount.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit. The death benefit is calculated using your highest account value on any contract date anniversary up to the contract date anniversary following age 85. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the guaranteed interest option to the variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" provides scheduled payments of your Annual withdrawal amount. For contracts that convert from the GMIB to the GWBL, our "Maximum payment plan" provides scheduled payments of your Guaranteed annual withdrawal amount.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is calculated based on the total contributions to your contract, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP BENEFIT BASE -- The Roll-up benefit base is used to determine the value of the GMIB and the "Greater of" GMDB. The Roll-up benefit base is also used to determine your Annual withdrawal amount. Your Roll-up benefit base is created and increased by contributions to your contract. The Roll-up benefit base is not an account value or cash value.

..   FOR GMIB: The Roll-up benefit base is used to determine your (i) lifetime payments upon exercise of the benefit and (ii) charge for the benefit.

..   FOR "GREATER OF" GMDB: The Roll-up benefit base is one component of the
    "Greater of" GMDB. The other component is the Highest Anniversary Value benefit base.

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and our special money market dollar cost averaging program, which are described below:

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for the systematic transfers of amounts in the account for special dollar cost averaging into the variable investment options and the guaranteed interest option. The account for special dollar cost averaging is part of our general account. This program is only available with Series B and Series L contracts.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for the systematic transfers of amounts in the account for special money market dollar cost averaging into the variable investment options and the guaranteed interest option. This program is only available with Series CP(R) contracts.

VALUATION DAY -- A "valuation day" is a scheduled date each month the contract is in effect that the asset transfer program formulas are calculated to determine whether a transfer is required.

VARIABLE INVESTMENT OPTIONS -- The "variable investment options" available under your contract differ depending on whether you elect Option A or Option B. Except where noted, when we refer to variable investment options we are not including the AXA Ultra Conservative Strategy investment option, which is part of the ATP.

                           DEFINITIONS OF KEY TERMS

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation Unit

Deferral Roll-up amount                Deferral bonus Roll-up amount

Deferral Roll-up rate                  Deferral bonus Roll-up rate
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain nonfinancial transactions, including termination of a systematic withdrawal option;

..   statement of your account value at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your account value as of the close of the contract year, including notification of eligibility to exercise the GMIB and/or the Roll-up benefit base reset option and eligibility to convert the GMIB to the GWBL as of the contract date anniversary following age 85.
--------------------------------------------------------------------------------
 ONLINE ACCOUNT ACCESS ("OAA") SYSTEM:

OAA is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options, excluding transfers into or out of the AXA Ultra Conservative Strategy Portfolio;

..   rebalance under Option A;

..   elect to receive certain contract statements electronically;

..   change your address;

..   sign up for one-time or automatic resets;

..   change your password; and

..   access Frequently Asked Questions and Service Forms.

OAA is normally available seven days a week, 24 hours a day. You may access OAA by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE (AND SUBMITTED IN THE MANNER THAT THE FORMS SPECIFY):

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the Beneficiary continuation option;

(5)IRA contribution recharacterizations;

(6)Section 1035 exchanges;

(7)direct transfers and rollovers;

(8)election of the ATP exit option;

(9)exercise of the GMIB or election of an annuity payout option;

(10)requests to reset your Roll-up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(11)death claims;

(12)change in ownership (NQ only, if available under your contract);

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan;

(14)purchase by, or change of ownership to, a nonnatural owner;

(15)requests to collaterally assign your NQ contract;

(16)requests to drop the GWBL or the GMIB;

(17)election to convert the GMIB to the GWBL as of the contract date anniversary following age 85;

(18)requests to add a Joint life after conversion of the GMIB to the GWBL as of the contract date anniversary following age 85;

(19)requests to transfer, re-allocate, rebalance and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(20)transfers into and among the investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)Investment simplifier;

(4)special money market dollar cost averaging (if available); and

(5)special dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)Investment simplifier;

(2)special money market dollar cost averaging (if available);

(3)special dollar cost averaging (if available);

(4)Maximum payment plan;

(5)Customized payment plan;

(6)substantially equal withdrawals;

(7)systematic withdrawals;

(8)the date annuity payments are to begin; and

(9)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST ONE CALENDAR DAY PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

The Accumulator(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes The Accumulator(R) Series contracts -- Series B, Series CP(R) and Series L. Each
                       series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the
                       Guaranteed minimum income benefit ("GMIB"), the Guaranteed minimum death benefits and the ability to convert from the
                       GMIB to the Guaranteed withdrawal benefit for life ("GWBL").


                       Each series provides a schedule of expenses and withdrawal charge periods. While certain series have no or short surrender charge periods, these series typically have higher separate account expenses. You should consider the cumulative impact of these higher expenses over time when deciding which series to purchase. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.
                       Additionally, certain optional features may not be exercised until after waiting periods that extends beyond the applicable surrender charge period. So while you may prefer the flexibility of a shorter surrender charge period, you should consider this important fact if electing an optional feature.

                       Each series is subject to contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" and in "Rules regarding contributions to your contract" in Appendix VII later in this Prospectus.

                       The chart below shows the availability of key features under each series of the contract.

                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance. Not all series may be
                            available through your financial professional.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Accumulator(R) Series' variable investment options
MANAGEMENT                  invest in different Portfolios managed by professional
                            investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX CONSIDERATIONS          .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                            Internal Revenue Code for these types of arrangements.
                            Before purchasing or contributing to one of these
                            contracts, you should consider whether its features and
                            benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB provides income protection for you during your
INCOME BENEFIT ("GMIB")     life once you elect to annuitize the contract by exercising the benefit. If you elect GMIB I -- Asset Allocation, your contract will be restricted to Option A. If you elect GMIB
                            II -- Custom Selection, you may allocate amounts under
                            either Option A or Option B, and therefore, the fees
                            associated with GMIB II -- Custom Selection are higher than those associated with GMIB I -- Asset Allocation. If you do not elect to exercise the GMIB, this benefit will
                            automatically convert to the GWBL as of the contract date
                            anniversary following age 85, unless you terminate the
                            benefit.
                            If you elect GMIB, your investment allocations are subject to our asset transfer program ("ATP"). The ATP uses
                            predetermined mathematical formulas to move account value
                            between the AXA Ultra Conservative Strategy investment
                            option and the variable investment options. Under these
                            formulas, your account value may be transferred between the variable investment options which you have selected and the
                            AXA Ultra Conservative Strategy investment option. For more information, please see "Guaranteed minimum income benefit
                            ("GMIB")" in "Contract features and benefits" later in this
                            Prospectus and Appendix VIII to this Prospectus.
----------------------------------------------------------------------------------------

             THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

--------------------------------------------------------------------------------------
GUARANTEED MINIMUM        The GWBL guarantees that you can take withdrawals up to a
INCOME BENEFIT ("GMIB")   maximum amount each contract year. Excess withdrawals can
(CONTINUED)               cause a significant reduction in your guaranteed benefit
                          bases and in some cases result in a termination of your
                          contract. THE GWBL IS AVAILABLE ONLY UPON A CONVERSION FROM
                          THE GMIB ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85.
                          If you have not elected to exercise the GMIB as of the
                          contract date anniversary following age 85, the GMIB will
                          automatically convert to the GWBL effective on that date.
                          Upon conversion to GWBL, you will continue to have the
                          investment option choices that were available to you under your GMIB and your contract will continue to be subject to the ATP.
                          The guaranteed benefits under the contract are supported by
                          AXA Equitable's general account and are subject to AXA
                          Equitable's claims paying ability. Contract owners should
                          look to the financial strength of AXA Equitable for its
                          claims paying ability.
--------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH  .   Return of Principal death benefit
BENEFITS ("GMDBS")        .   Highest Anniversary Value death benefit
                          .   "Greater of" GMDB
                             -- The "Greater of" GMDB I (available only if elected
                                with the GMIB I -- Asset Allocation); or
                             -- The "Greater of" GMDB II (available only if elected
                                with the GMIB II -- Custom Selection)
                          All three GMDBs are available in combination with the GMIB.
                          The Return of Principal death benefit and the Highest
                          Anniversary Value death benefit are available without the
                          GMIB. However, the "Greater of" GMDB can only be selected
                          in combination with the GMIB. If you do not select either
                          the Highest Anniversary Value death benefit or the "Greater of" GMDB, the Return of Principal death benefit will
                          automatically be issued with all eligible contracts.
                          Eligible contracts are those that meet the owner and
                          annuitant issue age requirements described under "Rules
                          regarding contributions to your contract" in "Appendix VII".

                          The guaranteed benefits under the contract are supported by
                          AXA Equitable's general account and are subject to AXA
                          Equitable's claims paying ability. Contract owners should
                          look to the financial strength of AXA Equitable for its
                          claims paying ability.
--------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and, in
                          parenthesis, additional contribution amounts under the
                          contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                          "Rules regarding contributions to your contract" in
                          "Appendix VII" for more information, including important
                          limitations on contributions.

                                                 SERIES B         SERIES CP(R)   SERIES L
-------------------------------------------------------------------------------------------------
NQ                                               $25,000($500)    $25,000($500)  $25,000($500)
-------------------------------------------------------------------------------------------------
Traditional IRA                                  $25,000($50)     $25,000($50)   $25,000($50)
-------------------------------------------------------------------------------------------------
Roth IRA                                         $25,000($50)     $25,000($50)   $25,000($50)
-------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary Continuation contract  $25,000($1,000)  n/a            $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-------------------------------------------------------------------------------------------------
QP                                               $25,000($500)    $25,000($500)  $25,000($500)
-------------------------------------------------------------------------------------------------

                               .   No contributions will be accepted after the first
                                   contract year (other than QP contracts). For QP
                                   contracts, the maximum aggregate contributions for any
                                   contract year is 100% of first-year contributions.
                                   Subsequent contributions are not permitted after
                                   conversion to the GWBL.

                               .   Maximum contribution limitations apply to all contracts.
                               ------------------------------------------------------------
                               We currently do not accept any contribution to your
                               contract if: (i) the sum total of all contributions under
                               your Accumulator(R) Series 13.0 contract would then total
                               more than $1,000,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue); (ii) the sum total of all contributions under all Accumulator(R) Series and
                               Retirement Cornerstone(R) Series contracts with the same
                               owner or annuitant would then total more than $1,500,000;
                               or (iii) the aggregate contributions under all AXA
                               Equitable annuity accumulation contracts with the same
                               owner or annuitant would then total more than $2,500,000.

                               Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                               including our rights to (i) change minimum and maximum
                               contribution requirements and limitations, and (ii)
                               discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                               contributions and transfers to any of the variable
                               investment options and to limit the number of variable
                               investment options which you may elect.
-------------------------------------------------------------------------------------------
CREDIT                         We allocate your contributions to your account value. We
(SERIES CP(R) CONTRACTS ONLY)  allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract.
                               The amount of credit is 3% of each contribution. The credit is subject to recovery by us in certain limited
                               circumstances.
-------------------------------------------------------------------------------------------

             THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY          .   Partial withdrawals
                              .   Several withdrawal options on a periodic basis
                              .   Contract surrender
                              .   Maximum payment plan (only under contracts with GMIB or
                                  GWBL)
                              .   Customized payment plan (only under contracts with GMIB
                                  or GWBL)
                              You may incur a withdrawal charge for certain withdrawals
                              or if you surrender your contract. You may also incur
                              income tax and a tax penalty. Certain withdrawals will
                              diminish the value of optional benefits.
------------------------------------------------------------------------------------------
PAYOUT OPTIONS                .   Fixed annuity payout options
                              .   Other payout options through other contracts
------------------------------------------------------------------------------------------
ADDITIONAL FEATURES           .   Guaranteed minimum death benefit options
                              .   Dollar cost averaging
                              .   Automatic quarterly account value rebalancing (Option B
                                  only)
                              .   Free transfers
                              .   Waiver of withdrawal charge for certain withdrawals,
                                  disability, terminal illness, or confinement to a
                                  nursing home
                              .   Earnings enhancement benefit, an optional death benefit
                                  available under certain contracts
                              .   Option to drop the GMIB after issue
                              .   Option to drop the GWBL after conversion
                              .   Spousal continuation
                              .   Beneficiary continuation option (IRA and NQ only)
                              .   Roll-up benefit base reset
------------------------------------------------------------------------------------------
FEES AND CHARGES              Please see "Fee table" later in this section for complete
                              details.
------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE     Please see "Rules regarding contributions to your contract"
AGES                          in "Appendix VII" for owner and annuitant issue ages
                              applicable to your contract.
------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL          To exercise your cancellation right you must mail the
                              contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you
                              receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain
                              number of days" in "Contract features and benefits" later
                              in this Prospectus for more information.
------------------------------------------------------------------------------------------
EFFECT OF YOUR ACCOUNT VALUE  Your contract will terminate without value if your account
FALLING TO ZERO               value is insufficient to pay any applicable charges when
                              due. Your account value could become insufficient due to
                              withdrawals and/or poor market performance. Upon such
                              termination, you will lose all your rights under your
                              contract and any applicable guaranteed benefits, except as discussed under "Effect of your account value falling to
                              zero" in "Determining your contract's value" later in this
                              Prospectus.
------------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS     From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                              guaranteed benefits. See "Guaranteed benefit offers" in
                              "Contract features and benefits" for more information.
------------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. PLEASE SEE APPENDIX IX LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

             THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time you surrender the contract, if you make certain withdrawals or transfers, request special services or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

-------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions   SERIES B SERIES CP(R) SERIES L
withdrawn/(2)/ (deducted if you surrender your contract or   7.00%    8.00%        8.00%
make certain withdrawals or apply your cash value to
certain payout options).
Charge for each additional transfer in excess of 12               Maximum Charge: $35
transfers per contract year:/(3)/                                Current Charge:   $ 0

Special service charges:/(4)/
  .   Express mail charge                             Current and Maximum Charge:   $35
  .   Wire transfer charge                            Current and Maximum Charge:   $90
  .   Check preparation charge/(5)/                   Maximum Charge:            $85
                                                      Current Charge:              $0
  .   Charge for third party transfer or
      exchange/(5)/                                   Maximum Charge:            $125
                                                      Current Charge:              $65/(6)/
  .   Duplicate contract charge                       Current and Maximum Charge:   $35/(6)/
---------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-----------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE
 ANNIVERSARY
-----------------------------------------------------------------------
Maximum annual administrative charge/(7)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(8)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more

----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS/(9)/
----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES/(10)/:                      SERIES B  SERIES CP(R)  SERIES L
                                                             --------  ---------     --------
Operations                                                   0.80%     1.05%         1.10%
Administrative                                               0.30%     0.35%         0.35%
Distribution                                                 0.20%     0.25%         0.25%
                                                             -----     -----         -----
Total Separate account annual expenses ("Contract fee")      1.30%     1.65%         1.70%

------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY
 OF THE FOLLOWING OPTIONAL BENEFITS
------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(11)/ Deducted
annually/(12)/ on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           no additional charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
------------------------------------------------------------------------------------------
"Greater of" GMDB I (ONLY AVAILABLE IF YOU ALSO ELECT GMIB
  I -- ASSET ALLOCATION)

   Maximum Charge                                              2.30%

   Current Charge/(13)/                                        1.15%
------------------------------------------------------------------------------------------

                                   FEE TABLE

---------------------------------------------------------------------------
"Greater of" GMDB II (ONLY AVAILABLE IF YOU ALSO ELECT GMIB
  II -- CUSTOM SELECTION)

   Maximum Charge                                              2.60%

   Current Charge/(13)/                                        1.30%
---------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE/(14)/ (Calculated
as a percentage of the applicable benefit base./(11)
/Deducted annually/(12) /on each contract date anniversary
for which the benefit is in effect.)

  If you elect GMIB I -- Asset Allocation

   Maximum Charge                                              2.30%

   Current Charge/(13)/                                        1.15%
---------------------------------------------------------------------------

  If you elect GMIB II -- Custom Selection

   Maximum Charge                                              2.60%

   Current Charge/(13)/                                        1.30%
---------------------------------------------------------------------------
EARNINGS ENHANCEMENT BENEFIT CHARGE/(14) /(Calculated as a
percentage of the account value. Deducted annually/(7) /on
each contract date anniversary for which the benefit is in
effect.)                                                       0.35%
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GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT
CHARGE/(14)(15) /(Available only upon conversion of the
GMIB and calculated as a percentage of the GWBL benefit
base/(11) /deducted annually/(12) /on each contract date
anniversary for which the benefit is in effect.)

  Conversion from GMIB I -- Asset Allocation

   Maximum Charge                                              2.30%

   Current Charge/(13)/                                        1.15%
---------------------------------------------------------------------------

  Conversion from GMIB II -- Custom Selection

   Maximum Charge                                              2.60%

   Current Charge/(13)/                                        1.30%
---------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS/(9)/
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016
(expenses that are deducted from Portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      Lowest Highest
expenses)/(16)/                                              0.71%  1.59%
---------------------------------------------------------------------------

                                   FEE TABLE

Notes:

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make a withdrawal or surrender your contract to receive its cash value. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1")

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time, with or without notice.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(8)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(9)Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(10)The separate account annual expenses compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the separate account annual expenses and the withdrawal charge compensate us for the expense associated with the credit.

(11)The benefit base is not an account value or cash value. If you elect the GMIB and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Series CP(R) contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See "Guaranteed minimum income benefit and Guaranteed minimum death benefit base" and "GWBL benefit base" in "Contract features and benefits" later in this Prospectus.

(12)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(13)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Fee changes for the guaranteed benefits" in "Charges and expenses" later in this Prospectus.

(14)If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL.

(15)Please see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.


(16)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The examples below show the expenses that a hypothetical contract owner (who has elected the "Greater of" GMDB II and the Earnings enhancement benefit with the GMIB II -- Custom Selection) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Series B 0.010%; Series CP(R) 0.010%; and Series L 0.006%. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the GMIB II -- Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.

                                   FEE TABLE

The guaranteed interest option and amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge, any applicable withdrawal charge and the charge for any optional benefits do apply to the guaranteed interest option and amounts allocated to the Special DCA programs (as available).

These examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations). These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                               SERIES B
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,314 $2,773  $4,588   $9,146   $614  $2,173  $4,088   $9,146
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,222 $2,506  $4,169   $8,480   $522  $1,906  $3,669   $8,480
---------------------------------------------------------------------------------------------------


                                               SERIES L
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,456 $2,892  $4,270   $9,424   $656  $2,292  $4,270   $9,424
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,363 $2,627  $3,860   $8,788   $563  $2,027  $3,860   $8,788
---------------------------------------------------------------------------------------------------


                                             SERIES CP(R)
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,462 $3,012  $4,807   $9,512   $662  $2,312  $4,307   $9,512
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,368 $2,740  $4,383   $8,848   $568  $2,040  $3,883   $8,848
---------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2016.

                                   FEE TABLE

1. Contract features and benefits

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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix VII summarize our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and rules for contributions are based on the age of the older of the original owner and annuitant. No contributions will be accepted after the first contract year (other than QP contracts). For QP contracts, (i) the maximum aggregate contributions for any contract year is 100% of first-year contributions and
(ii) subsequent contributions are not permitted after conversion to the GWBL.

No contributions are accepted after the first contract year (other than QP contracts). Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and
(ii) discontinue acceptance of contributions. We may discontinue acceptance of contributions within the first year. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

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WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum total of all contributions under your Accumulator(R) Series 13.0 contract would then total more than $1,000,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue); (ii) the sum total of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000; or (iii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix IX later in this Prospectus.

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THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS A NON-NATURAL PERSON SUCH AS A COMPANY OR TRUST, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses. In addition, a spouse may be added as a joint annuitant under a non-natural owner contract upon conversion to the GWBL with a Joint life option. See "Additional owner and annuitant requirements" under "Guaranteed withdrawal benefit for life ("GWBL")."

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Series CP(R) contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix III at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit ("GMIB") converts to the GWBL, the terms owner and successor owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the GMIB

                        CONTRACT FEATURES AND BENEFITS
converts to the GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" later in this Prospectus.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Highest Anniversary Value death benefit, a "Greater of" GMDB and/or the GMIB, which you may be able to convert to the GWBL as of the contract date anniversary following age 85, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Accumulator(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the Guaranteed minimum death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an exchange intended to be a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

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THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

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AS DESCRIBED LATER IN THIS PROSPECTUS, WE DEDUCT GUARANTEED BENEFIT AND ANNUAL ADMINISTRATIVE CHARGES FROM YOUR ACCOUNT VALUE ON YOUR CONTRACT DATE ANNIVERSARY. IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, YOU CAN ONLY EXERCISE THE BENEFIT DURING THE 30 DAY PERIOD FOLLOWING YOUR CONTRACT DATE ANNIVERSARY. THEREFORE, IF YOUR ACCOUNT VALUE IS NOT SUFFICIENT TO PAY FEES ON YOUR NEXT CONTRACT DATE ANNIVERSARY, YOUR CONTRACT WILL TERMINATE WITHOUT VALUE AND YOU WILL NOT HAVE AN OPPORTUNITY TO EXERCISE YOUR GUARANTEED MINIMUM INCOME BENEFIT UNLESS THE NO LAPSE GUARANTEE PROVISION UNDER YOUR CONTRACT IS STILL IN EFFECT. SEE "EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO" IN "DETERMINING YOUR CONTRACT'S VALUE" LATER IN THIS PROSPECTUS.
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If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The contract provides the following investment options: the variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Series B and Series L contracts) or the account for special money market dollar cost averaging (for Series CP(R) contracts). This section lists each of the variable investment options and describes the guaranteed interest option. The next section, "Allocating your contributions," discusses dollar cost averaging in general, including the Special DCA programs.

Your investment options depend on whether you select Option A or Option B. If you elect Guaranteed minimum income benefit I -- Asset Allocation ("GMIB I -- Asset Allocation"), your contract will be

                        CONTRACT FEATURES AND BENEFITS
restricted to Option A. If you elect Guaranteed minimum income benefit II -- Custom Selection ("GMIB II -- Custom Selection") or if you do not elect a GMIB, you can choose either Option A -- Asset Allocation or Option B -- Custom Selection. For additional information, see "Allocating your contributions" later in this Prospectus.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits or converting GMIB to GWBL limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, the "Greater of" GMDB, or convert to the GWBL, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                        CONTRACT FEATURES AND BENEFITS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                                                   INVESTMENT MANAGER
 CLASS B SHARES                                                          (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                      AS APPLICABLE)                      MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR  Seeks to achieve high total return through a   .   AXA Equitable Funds Management
  BOND                    combination of current income and capital          Group, LLC
                          appreciation.
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds Management
  GROWTH                                                                     Group, LLC
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds Management
  VALUE                                                                      Group, LLC

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                      INVESTMENT MANAGER
 CLASS IB SHARES                                                        (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                     AS APPLICABLE)                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY            Seeks a combination of growth and income      .   Boston Advisors, LLC
  INCOME/(1)/             to achieve an above-average and consistent
                          total return.
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY          Seeks to track the investment results of the  .   BlackRock Investment
  RESPONSIBLE             MSCI KLD 400 Social Index.                        Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED           Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  VOLATILITY              with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED           Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  VOLATILITY              with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED          Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  VOLATILITY              with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                      INVESTMENT MANAGER
 CLASS IB SHARES                                                        (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                     AS APPLICABLE)                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY     Seeks long-term capital appreciation and      .   AXA Equitable Funds Management  (check mark)
                          current income.                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH   Seeks current income and growth of capital,   .   AXA Equitable Funds Management  (check mark)
  STRATEGY                with a greater emphasis on current income.        Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY Seeks a high level of current income.         .   AXA Equitable Funds Management  (check mark)
                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY       Seeks long-term capital appreciation and      .   AXA Equitable Funds Management  (check mark)
                          current income, with a greater emphasis on        Group, LLC
                          capital appreciation.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH       Seeks long-term capital appreciation and      .   AXA Equitable Funds Management  (check mark)
  STRATEGY                current income, with a greater emphasis on        Group, LLC
                          current income.
------------------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE    Seeks current income.                         .   AXA Equitable Funds Management  (check mark)
  STRATEGY/(*)/                                                             Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE   Seeks to achieve total return from long-term  .   AllianceBernstein L.P.            (delta)
  GROWTH                  growth of capital and income.
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH   Seeks to achieve long-term growth of          .   AllianceBernstein L.P.
                          capital.                                      .   AXA Equitable Funds Management
                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE     Seeks to achieve long-term capital growth.    .   ClearBridge Investments, LLC
  CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED     Seeks to maximize income while maintaining    .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      prospects for capital appreciation with an        Group, LLC
                          emphasis on risk-adjusted returns and         .   BlackRock Investment
                          managing volatility in the Portfolio.             Management, LLC
                                                                        .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP    Seeks to achieve long-term total return with  .   AXA Equitable Funds Management  (check mark)
  VALUE MANAGED           an emphasis on risk-adjusted returns and          Group, LLC
  VOLATILITY              managing volatility in the Portfolio.         .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON    Primarily seeks capital appreciation and      .   AXA Equitable Funds Management  (check mark)
  ALLOCATION MANAGED      secondarily seeks income.                         Group, LLC
  VOLATILITY
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY         Seeks to achieve long-term capital            .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      appreciation with an emphasis on risk-            Group, LLC
                          adjusted returns and managing volatility in   .   BlackRock Investment
                          the Portfolio.                                    Management, LLC
                                                                        .   Morgan Stanley Investment
                                                                            Management Inc.
                                                                        .   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE    Seeks to achieve long-term growth of capital  .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns         Group, LLC
                          and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   EARNEST Partners, LLC
                                                                        .   Federated Global Investment
                                                                            Management Corp.
                                                                        .   Massachusetts Financial
                                                                            Services Company d/b/a MFS
                                                                            Investment Management
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                      INVESTMENT MANAGER
 CLASS IB SHARES                                                        (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                     AS APPLICABLE)                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL         Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE      Seeks to achieve capital growth.              .   Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE        Seeks to achieve long-term growth of capital  .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns         Group, LLC
                          and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Capital Guardian Trust Company
                                                                        .   Thornburg Investment
                                                                            Management, Inc.
                                                                        .   Vaughn Nelson Investment
                                                                            Management
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH      Seeks to provide long-term capital growth     .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns         Group, LLC
                          and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   HS Management Partners, LLC
                                                                        .   Loomis, Sayles & Company, L.P.
                                                                        .   Polen Capital Management, LLC
                                                                        .   T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE       Seeks to achieve long-term growth of capital  .   AllianceBernstein L.P.          (check mark)
  MANAGED VOLATILITY      with an emphasis on risk-adjusted returns     .   AXA Equitable Funds Management
                          and managing volatility in the Portfolio.         Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Massachusetts Financial
                                                                            Services Company d/b/a MFS
                                                                            Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH  Seeks to achieve capital appreciation.        .   Loomis, Sayles & Company, L.P.
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE         Seeks to achieve long-term capital            .   AXA Equitable Funds Management  (check mark)
  MANAGED VOLATILITY      appreciation with an emphasis on risk             Group, LLC
                          adjusted returns and managing volatility in   .   BlackRock Investment
                          the Portfolio.                                    Management, LLC
                                                                        .   Diamond Hill Capital
                                                                            Management, Inc.
                                                                        .   Wellington Management Company,
                                                                            LLP
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP      Seeks to achieve capital appreciation, which  .   AXA Equitable Funds Management  (check mark)
  EQUITY MANAGED          may occasionally be short-term, with an           Group, LLC
  VOLATILITY              emphasis on risk adjusted returns and         .   BlackRock Investment
                          managing volatility in the Portfolio.             Management, LLC
                                                                        .   Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL      Seeks to achieve long-term capital growth     .   AXA Equitable Funds Management  (check mark)
  EQUITY MANAGED          with an emphasis on risk adjusted returns         Group, LLC
  VOLATILITY              and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Templeton Investment Counsel,
                                                                            LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                         INVESTMENT MANAGER
 CLASS IB SHARES                                                           (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                        AS APPLICABLE)                      MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN       Seeks to achieve long-term growth of             .   Capital Guardian Trust Company
  RESEARCH                capital.
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX        Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                          expenses that approximates the total return
                          performance of the Barclays U.S.
                          Intermediate Government/Credit Bond Index,
                          including reinvestment of dividends, at a risk
                          level consistent with that of the Barclays U.S.
                          Intermediate Government/Credit Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS       Seeks to achieve capital growth and current      .   AXA Equitable Funds Management
                          income.                                              Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   First International Advisors,
                                                                               LLC
                                                                           .   Wells Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE           Seeks to achieve a total return before           .   AXA Equitable Funds Management
  GOVERNMENT BOND         expenses that approximates the total return          Group, LLC
                          performance of the Barclays U.S.                 .   SSgA Funds Management, Inc.
                          Intermediate Government Bond Index,
                          including reinvestment of dividends, at a risk
                          level consistent with that of the Barclays U.S.
                          Intermediate Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK       Seeks to achieve capital growth and income.      .   Invesco Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE         Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES           appreciation.                                        Management Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL      Seeks to achieve capital appreciation.           .   Massachusetts Financial
  GROWTH                                                                       Services Company d/b/a MFS
                                                                               Investment Management
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(**)/     Seeks to obtain a high level of current income,  .   The Dreyfus Corporation
                          preserve its assets and maintain liquidity.
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL     Seeks to achieve capital appreciation.           .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND Seeks to generate a return in excess of          .   Pacific Investment Management
                          traditional money market products while              Company LLC
                          maintaining an emphasis on preservation of
                          capital and liquidity.
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS      Seeks to achieve high current income             .   AllianceBernstein L.P.
                          consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                               Group, LLC
                                                                           .   Pacific Investment Management
                                                                               Company LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH   Seeks to achieve long-term capital appreciation  .   T. Rowe Price Associates, Inc.
  STOCK                   and secondarily, income.
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME  Seeks to achieve total return through capital    .   UBS Global Asset Management
                          appreciation with income as a secondary              (Americas) Inc.
                          consideration.
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                       INVESTMENT MANAGER
 CLASS IB SHARES                                                         (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                      AS APPLICABLE)                      MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE   Seeks to achieve long-term growth of capital.  .   AllianceBernstein L.P.
  EQUITY                                                                 .   AXA Equitable Funds Management
                                                                             Group, LLC
                                                                         .   ClearBridge Investments, LLC
                                                                         .   Scotia Institutional Asset
                                                                             Management US, Ltd.
                                                                         .   T. Rowe Price Associates, Inc.
                                                                         .   Westfield Capital Management
                                                                             Company, L.P.
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND    Seeks to achieve a balance of high current     .   AXA Equitable Funds Management
                          income and capital appreciation, consistent        Group, LLC
                          with a prudent level of risk.                  .   BlackRock Financial
                                                                             Management, Inc.
                                                                         .   DoubleLine Capital LP
                                                                         .   Pacific Investment Management
                                                                             Company LLC
                                                                         .   SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP      Seeks to achieve long-term growth of capital.  .   AllianceBernstein L.P.
  GROWTH                                                                 .   AXA Equitable Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   Franklin Advisers, Inc.
                                                                         .   Wellington Management Company,
                                                                             LLP
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP      Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds Management
  VALUE                                                                      Group, LLC
                                                                         .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   Diamond Hill Capital
                                                                             Management, Inc.
                                                                         .   Knightbridge Asset Management,
                                                                             LLC
                                                                         .   Lord, Abbett & Co. LLc
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY   Seeks to achieve long-term growth of           .   Allianz Global Investors U.S.
                          capital.                                           LLC
                                                                         .   AXA Equitable Funds Management
                                                                             Group, LLC
                                                                         .   SSgA Funds Management, Inc.
                                                                         .   Wellington Management Company,
                                                                             LLP
-----------------------------------------------------------------------------------------------------------------------


(*) The AXA Ultra Conservative Strategy investment option is part of the asset transfer program and is not part of Option A or Option B. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(**)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(1) This information reflects the Portfolio's name change effective on or about May 19, 2017, subject to regulatory approval. The Portfolio's name in effect until on or about May 19, 2017, is EQ/Boston Advisors Equity Income.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

Based on the interest rates in effect at the time, we will apply the highest of the three interest rates described above to amounts allocated to the guaranteed interest option. Although the interest rate may vary over the course of your investment in the guaranteed interest option, the interest rate will never be lower than the lifetime minimum rate. For information regarding the interest rate currently in effect for the guaranteed interest option, call us or visit us online. See "How to reach us" earlier in this Prospectus.


The lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate, which is set each calendar year, will never be less than the lifetime minimum rate. The minimum yearly rate for 2017 is 1.00%. Current interest rates, which may be set monthly, will never be less than the yearly guaranteed interest rate.


We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable) and any optional benefit charges. See Appendix IX later in this Prospectus for state variations.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

If the asset transfer program ("ATP") is in effect, ATP transfers are not taken out of or allocated to the guaranteed interest option. Please see "Asset transfer program ("ATP")" later in this section.

The account for special dollar cost averaging is part of our general account. See "Special dollar cost averaging program" below for more information.

ALLOCATING YOUR CONTRIBUTIONS

Your allocation alternatives and procedures depend on whether you select Option A -- Asset Allocation or Option B -- Custom Selection, which we describe below. You must select either Option A -- Asset Allocation or Option B -- Custom Selection with your initial contribution. If you elect GMIB I -- Asset Allocation, your contract is restricted to Option A. If you elect GMIB II -- Custom Selection or if you don't elect a GMIB, you can choose either Option A or Option B.

Subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit new allocation instructions on a form that we provide. We will not honor letters of instruction directing the allocation. If you submit new allocation instructions for subsequent contributions, those allocation instructions must comply with the Option rules that are in effect at the time that you submit the new allocation instructions.

OPTION A -- ASSET ALLOCATION

Under Option A, the Asset Allocation option, all of your account value must be allocated to one or more of the following options: (1) the AXA Strategic Allocation Portfolios; (2) the AXA/AB Dynamic Moderate Growth Portfolio;
(3) the guaranteed interest option; (4) the EQ/Money Market Portfolio; and
(5) a Special DCA program.

The AXA Strategic Allocation Portfolios are:
  AXA Balanced Strategy
  AXA Conservative Growth Strategy
  AXA Conservative Strategy
  AXA Growth Strategy
  AXA Moderate Growth Strategy

Allocations must be in whole percentages, and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%.

Special DCA programs are available in connection with Option A, and they are discussed in "Dollar cost averaging" below.

You can rebalance your account value under Option A by submitting a request to rebalance your account value as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only) and must comply with the limits regarding transfers into and out of the guaranteed interest option. You can rebalance only to the investment options available under Option A.

When we rebalance your account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing, however, a one-time rebalancing request may trigger an off cycle ATP transfer if any amounts are moved out of the guaranteed interest option as a result of the rebalance. Please see "Asset transfer program ("ATP")" later in this section.

OPTION B -- CUSTOM SELECTION

Under Option B, the Custom Selection option, all of your account value must be allocated to: (1) the variable investment options according to the category and investment option limits described below; or (2) a Special DCA program. The guaranteed interest option is not available under Option B.

                        CONTRACT FEATURES AND BENEFITS

If you do not elect a Special DCA program, all of your account value must be allocated among the investment options in the following four categories:

Category 1 -- Fixed Income
  EQ/Core Bond Index
  EQ/Intermediate Government Bond
  EQ/Money Market
  EQ/Quality Bond PLUS
  Multimanager Core Bond

Category 2 -- Asset Allocation/Indexed
  AXA Balanced Strategy
  AXA Conservative Growth Strategy
  AXA Conservative Strategy
  AXA Growth Strategy
  AXA Moderate Growth Strategy
  AXA 400 Managed Volatility
  AXA 500 Managed Volatility
  AXA 2000 Managed Volatility
  AXA International Managed Volatility
  AXA/AB Dynamic Moderate Growth

Category 3 -- Core Diversified
  AXA/Franklin Balanced Managed Volatility
  AXA/Franklin Small Cap Value Managed Volatility
  AXA/Franklin Templeton Allocation Managed Volatility
  AXA Global Equity Managed Volatility
  AXA International Core Managed Volatility
  AXA Large Cap Growth Managed Volatility
  AXA Large Cap Value Managed Volatility
  AXA Large Cap Core Managed Volatility
  AXA Mid Cap Value Managed Volatility
  AXA/Mutual Large Cap Equity Managed Volatility
  AXA/Templeton Global Equity Managed Volatility
  Charter/SM/ Multi-Sector Bond
  Charter/SM/ Small Cap Growth
  Charter/SM/ Small Cap Value
  EQ/Global Bond PLUS
  Multimanager Aggressive Equity
  Multimanager Mid Cap Growth
  Multimanager Mid Cap Value

Category 4 -- Manager Select

  1290 VT Equity Income*
  1290 VT Socially Responsible

  AXA/Loomis Sayles Growth
  AXA/AB Small Cap Growth

  AXA/ClearBridge Large Cap Growth
  AXA/Janus Enterprise
  EQ/Capital Guardian Research

  EQ/Invesco Comstock
  EQ/JPMorgan Value Opportunities
  EQ/MFS International Growth


  EQ/Oppenheimer Global
  EQ/PIMCO Ultra Short Bond
  EQ/T. Rowe Price Growth Stock
  EQ/UBS Growth and Income


  Multimanager Technology
-------------

* Please see "Portfolios of the Trusts" earlier in this Prospectus for the variable investment option's former name.


Your contributions in the four categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits of Option B -- Custom Selection.

----------------------------------------------------------------------------------------------
                                                                   2
                                                      1          ASSET          3         4
                                                    FIXED     ALLOCATION/     CORE     MANAGER
                    CATEGORY                        INCOME      INDEXED    DIVERSIFIED SELECT
----------------------------------------------------------------------------------------------
Maximum for category                                100%          70%          50%       25%
----------------------------------------------------------------------------------------------
Minimum for category                                30%/(1)/      20%/(1)/     0%        0%
----------------------------------------------------------------------------------------------
Maximum for each option                             100%/(2)/     70%/(3)/     25%       15%
----------------------------------------------------------------------------------------------

(1)You are required to invest a minimum of 30% of your account value in Category 1 at all times. In addition, a minimum of 20% of your account value is also required to be invested in Category 2 if any percentage of your account value is allocated to Category 3 and/or Category 4.
(2)The maximum option limit for the EQ/Money Market is 30%.
(3)AXA 2000 Managed Volatility, AXA 400 Managed Volatility, AXA 500 Managed Volatility and AXA International Managed Volatility have a 40% per option maximum limit.


There are no minimum allocations for any one investment option. Allocations must be in whole percentages. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix IX later in this Prospectus for state variations.

QUARTERLY REBALANCING (OPTION B -- CUSTOM SELECTION ONLY). Under Option B, your account value will be rebalanced automatically each quarter of your contract year. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. The rebalance for the last quarter of the contract year will occur on the contract anniversary date. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract anniversary date. When we rebalance your account value, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. For contracts with GMIB, the "Greater of" GMDB or the GWBL, any amounts in the AXA Ultra Conservative Strategy investment option will be excluded from rebalancing. Please see "Asset transfer program ("ATP")" later in this section. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change.

TRANSFERS. Generally, you may transfer your account value among the variable investment options. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Under Option A, a transfer into the guaranteed interest option (other than a transfer pursuant to a Special DCA program) will

                        CONTRACT FEATURES AND BENEFITS
not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

You may make transfers among the investment options available under Option B, provided that the transfer meets the category and investment option limits in place at the time of the transfer. In the remainder of this section, we explain our current Option B transfer rules, which we may change in the future. You may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. An investment option transfer under Option B does not automatically change your allocation instructions for the rebalancing of your account on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. If you wish to change your allocation instructions for the quarterly rebalancing of your account, these instructions must meet the category and investment option limits in place at the time of the transfer and must be made in writing on a form we provide and sent to the processing office. Please note, however, that an allocation change for future contributions will automatically change the rebalancing instructions on file for your account. For more information about transferring your account value, please see "Transferring your money among investment options" later in this Prospectus.

For contracts with GMIB (or for contracts that have converted to the GWBL), you cannot contribute or initiate a transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see "Asset transfer program ("ATP")" later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment limits in place at the time that the instructions are received.

POSSIBLE CHANGES TO THE CATEGORY AND INVESTMENT OPTION LIMITS. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories
(collectively, "category and investment option limits").

If we change our category and investment option limits, please note the following:

..   Any amounts you have allocated among the variable investment options will
    NOT be automatically reallocated to conform with the new category and investment option limits.

..   If your allocation instructions on file prior to a change to our category and investment option limits do NOT COMPLY with our new category and investment option limits:

   -- you will NOT be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions;

   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new category and investment option limits. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

SWITCHING BETWEEN OPTIONS

If you elect the GMIB I -- Asset Allocation, your contract will be restricted to Option A (even if you drop the Guaranteed minimum income benefit I -- Asset Allocation). If you elect the GMIB I -- Asset Allocation and convert to the GWBL, your contract will continue to be restricted to Option A at the time of the conversion.

If you do not have the GMIB I -- Asset Allocation, you may select either Option A or Option B. In addition, you may switch between Option A and Option B. There are currently no limits on the number of switches between options, but the Company reserves the right to impose a limit. If you move from one option to another, you are subject to the rules applicable to the new option that are in place at the time of the switch.

For more information about allocation changes upon an automatic conversion to the GWBL, see "Automatic conversion" in "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus.

YOUR RESPONSIBILITY FOR ALLOCATION DECISIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to select investment allocations and make other decisions under the contract. (Your investment allocations may be subject to the ATP if the GMIB, the "Greater of" GMDB or the GWBL is in effect, as described in "Asset transfer program ("ATP")" later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

                        CONTRACT FEATURES AND BENEFITS

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Under Option A or Option B, you may participate in a Special DCA program. Under Option A, but not Option B, you may participate in one of two Investment simplifier programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Under Option A, your dollar cost averaging transfer allocations to the guaranteed interest option cannot exceed 25% of your dollar cost averaging transfer allocations. Under Option B, dollar cost averaging transfer allocations must also meet Custom Selection guidelines. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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We offer the following dollar cost averaging programs:

..   Special dollar cost averaging:

..   Special money market dollar cost averaging:

..   Investment simplifier.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" with Series B and Series L contracts and the "Special money market dollar cost averaging program" with Series CP(R) contracts. Collectively, we refer to the special dollar cost averaging program and the special money market dollar cost averaging program as the "Special DCA programs".

SPECIAL DOLLAR COST AVERAGING PROGRAM

You may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We pay interest at guaranteed rates in this account for specified time periods. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. The guaranteed lifetime minimum rate is 1.00%. There is no maximum rate. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in this account. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options over an available time period that you select. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after your contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has ended, you may select an additional time period if you are still eligible to make contributions under your contract. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the selection that you have previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM

You may dollar cost average from the account for special money market dollar cost averaging option, which is part of the EQ/Money Market investment option.

UNDER BOTH SPECIAL DCA PROGRAMS, THE FOLLOWING APPLIES:

..   Initial contributions to a program must be at least $2,000; subsequent contributions to an existing program must be at least $250.

..   Subsequent contributions to an existing program do not extend the time period of the program.

..   Contributions into a program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a program.

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods; you may only have one time period in effect at any time and once you select a time period, you may not change it.

..   Currently, your account value will be transferred from the program into the investment options on a monthly basis. We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

..   Contributions to a program may be designated for the variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our programs, 100% of your contribution must be allocated to that program. In other words, your contribution cannot be split between your Special DCA program and any other investment options available under the contract.

   -- You may designate up to 25% of your program to the guaranteed interest option, even if such a transfer would result in more than 25% of your account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file, the instructions for your program will change to match your new allocation instructions.

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the program that we have on file for you.

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your program allocation instructions. Any withdrawal from a program will reduce your guaranteed benefit bases. See "How withdrawals affect your guaranteed benefits" later in this section.

..   For contracts with GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see "Asset transfer program ("ATP")" later in this section.

..   If the GMIB converts to the GWBL, the Special DCA programs are not available.

..   You may cancel your participation in the program at any time by notifying us in writing. If you terminate your program, we will allocate any remaining amounts in your program pursuant to your program allocations instructions on file.

INVESTMENT SIMPLIFIER

Under Option A, we offer two Investment simplifier options which are dollar cost averaging programs. You may not participate in an Investment simplifier option when you are participating in a Special DCA program. The Investment simplifier options are not available under Option B.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options available under Option A. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. This option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if such a transfer ends the program. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the investment options available under Option A. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

INTERACTION OF DOLLAR COST AVERAGING PROGRAMS WITH OTHER CONTRACT FEATURES AND BENEFITS

You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. If your GMIB converts to the GWBL, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. Not all dollar cost averaging programs are available in all states. See Appendix IX later in this Prospectus for more information on state availability.

CREDITS (FOR SERIES CP(R) CONTRACTS ONLY)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not consider credits to be contributions for purposes of any discussion in this Prospectus. WE DO NOT INCLUDE CREDITS IN CALCULATING ANY OF YOUR BENEFIT BASES UNDER THE CONTRACT, EXCEPT TO THE EXTENT THAT ANY CREDITS ARE PART OF YOUR ACCOUNT VALUE, WHICH IS USED TO CALCULATE A RESET OF THE HIGHEST ANNIVERSARY VALUE BENEFIT BASE OR THE ROLL-UP

                        CONTRACT FEATURES AND BENEFITS

BENEFIT BASE. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes.

The amount of the credit will be 3% of your initial contribution and each subsequent contribution made in the first contract year. For QP contracts only, the credit percentage will also be credited for contributions in the second and later contract years. Please note that we may discontinue acceptance of contributions, including within the first contract year. Please also note that the credit percentage may be different for certain contract owners. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $180 [3% x (10,000 + 3,000 -7,000)].

We will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. (If the younger joint owner dies, we will not recover the amount of such credit. The contract would continue based on the older joint owner.)

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $3,000.

We will recover any credit on a pro rata basis from the value in your variable investment options (including any amounts in the AXA Ultra Conservative Strategy investment option) and guaranteed interest option. If there is insufficient value or no value in the variable investment options (including any amounts in the AXA Ultra Conservative Strategy investment option) and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging. We do not include credits in the calculation of any withdrawal charge.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for longer than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

Any amount transferred from another AXA Equitable contract in which a credit was previously applied, is not eligible for an additional credit on the amount transferred to your Series CP(R) contract.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "guaranteed benefit bases") are used to calculate the Guaranteed minimum income benefit ("GMIB") and the Guaranteed minimum death benefits, as described in this section. The benefit base for a GMIB and Guaranteed minimum death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit ("GMIB")" and "Guaranteed minimum death benefit" below.

We refer to the following collectively, as the "Guaranteed minimum income benefit ("GMIB")": (i) GMIB I -- Asset Allocation and (ii) GMIB II -- Custom Selection.

We refer to the following, collectively, as "Guaranteed minimum death benefits:" (i) Return of Principal death benefit; (ii) the Highest Anniversary Value death benefit; and (iii) the "Greater of" GMDB, which includes both the "Greater of" GMDB I and the "Greater of" GMDB II.

As discussed immediately below, when calculating your guaranteed benefits, one or more of the following may apply: (1) the Return of Principal death benefit is based on the Return of Principal death benefit base; (2) the Highest Anniversary Value death benefit is based on the Highest Anniversary Value benefit base; (3) the "Greater of" GMDB is based on the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base; (4) the GMIB is based on the Roll-up benefit base.

                        CONTRACT FEATURES AND BENEFITS

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your guaranteed benefit bases.

For a description of how the ATP exit option will impact your guaranteed benefit bases, see "ATP exit option" below.

See "How withdrawals affect your guaranteed benefits" later in this section for a discussion of how withdrawals impact your guaranteed benefit bases. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please see Appendix IV for an example of how your guaranteed benefit bases are calculated.

RETURN OF PRINCIPAL DEATH BENEFIT BASE

Your Return of Principal death benefit base is equal to:

..   your initial contribution and any subsequent contributions to the contract;
    less

..   a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE
(USED FOR THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, "GREATER OF" GMDB I AND "GREATER OF" GMDB II)

The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your contract.

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

..   your initial contribution and any subsequent contributions to your contract,

                                     -OR-

..   your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any subsequent contributions made since the most recent "reset" of the Highest Anniversary Value benefit base that established your account value as your new Highest Anniversary Value benefit base).

If you have taken a withdrawal from your contract, your Highest Anniversary Value benefit base will be reduced from the amount described above.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to the greater of either:

..   your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any subsequent contributions made after any such withdrawal),

                                     -OR-

..   your highest account value on any contract date anniversary after the withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any subsequent contributions made since the most recent "reset" of the Highest Anniversary Value benefit base that established your account value as your new Highest Anniversary Value benefit base)

Your Highest Anniversary benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, the associated guaranteed death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

ROLL-UP BENEFIT BASE
(USED FOR THE GMIB I -- ASSET ALLOCATION, "GREATER OF" GMDB I, GMIB II -- CUSTOM SELECTION AND "GREATER OF" GMDB II)

Your Roll-up benefit base is equal to:

..   your initial contribution and any subsequent contributions to your contract; less

..   a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   a deduction that reflects (a) the dollar amount of any RMD taken through our RMD program in the first contract year and (b) the dollar amount of any RMD in excess of the Annual withdrawal amount taken through our RMD program in subsequent contract years; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the "Annual withdrawal amount." Any withdrawals during the first contract year will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

The "Annual Roll-up amount" and the "Deferral Roll-up amount" are described under "Guaranteed minimum income benefit ("GMIB")" later in this section.

The Roll-up benefit base is used to calculate (i) the Annual withdrawal amount (as described later in this section), (ii) the benefit bases for the GMIB and "Greater of" GMDB, and (iii) the charges for these guaranteed benefits.

The Roll-up benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. However, even after the Roll-Up benefit base stops rolling up, the associated "Guaranteed minimum" death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount. For the GMIB, the Roll-up benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised prior to the contract date anniversary following age 85. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For contracts with non-natural owners, the Roll-up benefit bases will be based on the annuitant's (or older joint annuitant's) age.

                        CONTRACT FEATURES AND BENEFITS

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE ROLL-UP BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, SUBSEQUENT CONTRIBUTIONS TO YOUR CONTRACT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT
DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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"GREATER OF" GMDB I AND "GREATER OF" GMDB II BENEFIT BASES

Your "Greater of" death benefit base is equal to the greater of:

..   The Roll-up benefit base; and

..   The Highest Anniversary Value benefit base.

Both of these are described immediately above.

Please see Appendix IV later in this Prospectus for an example of how the benefit base for the "Greater of" GMDB is calculated.

Your guaranteed benefit base(s) is not an account value. As such, the benefit base(s) will not be split or divided in any proportion in connection with an event, such as a divorce or Roth IRA conversion.

ROLL-UP BENEFIT BASE RESET

As described in this section, you will be eligible to reset your Roll-up benefit base on certain contract date anniversaries. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-up benefit base. The Roll-up continues to the contract date anniversary following age 85 on any reset benefit base. We reserve the right to change or discontinue our reset programs at any time.

If you elect GMIB with or without the "Greater of" GMDB, you are eligible to reset the Roll-up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 85th birthday. After the contract date anniversary following your 85th birthday, the "Greater of" Guaranteed minimum death benefit and its associated charge will remain in effect but the associated Roll-up benefit base will no longer be eligible for resets.

If you elect both a "Greater of" GMDB and a GMIB, the Roll-up benefit bases for both guaranteed benefits are reset simultaneously when you request a Roll-up benefit base reset. You cannot elect a Roll-up benefit base reset for one benefit and not the other.

If you are not enrolled in one of our programs, we will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the Roll-up benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

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ONE-TIME RESET OPTION -- RESETS YOUR ROLL-UP BENEFIT BASE ON A SINGLE CONTRACT DATE ANNIVERSARY.

AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR ROLL-UP BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.

AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR ROLL-UP BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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If your request to reset your Roll-up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. If you die before the contract date anniversary following age 85 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary until the contract date anniversary following the spouse's age 85 as described above.

IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR ROLL-UP BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. See "Exercise rules" under "Guaranteed minimum income benefit ("GMIB")" and "How withdrawals affect your guaranteed benefits" below for more information. Please note that in most cases, resetting your Roll-up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus.

If you are a traditional IRA or QP contract owner, before you reset your Roll-up benefit base, please consider the effect of the plan's requirement to make lifetime required minimum distributions with respect to the contract. If you convert from a QP contract to an IRA, the waiting period for the reset under the IRA contract will take into account the time before conversion when the contract was a QP contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle that you maintain. See "How withdrawals affect

                        CONTRACT FEATURES AND BENEFITS
your guaranteed benefits" later in this section and "Lifetime required minimum distribution withdrawals" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix III -- "Purchase considerations for QP Contracts" later in this Prospectus.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under "Guaranteed minimum income benefit ("GMIB")" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

This section describes the Guaranteed minimum income benefit ("GMIB").

The GMIB is available to owners ages 20-80 (ages 20-70 for Series CP(R) contracts). For owner ages 66-80 at issue, the "Greater of" GMDB I and the "Greater of" GMDB II are not available. See Appendix IX later in this Prospectus for more information. You may elect one of the following:

..   The Guaranteed minimum income benefit I -- Asset Allocation ("GMIB I --
    Asset Allocation").

..   The Guaranteed minimum income benefit II -- Custom Selection ("GMIB II --
    Custom Selection").

Both options include the ability to reset your Roll-up benefit base. See "Roll-up benefit base reset" earlier in this section. Under GMIB I -- Asset Allocation, you are restricted to the investment options available under Option A -- Asset Allocation. Under GMIB II -- Custom Selection, you can choose either Option A -- Asset Allocation or Option B -- Custom Selection. You should not elect GMIB II -- Custom Selection and invest your account value in Option A if you plan to never switch to Option B, since GMIB I -- Asset Allocation's optional benefit charge is lower and offers Option A.

If you elect the GMIB I -- Asset Allocation, you may elect the Return of Principal death benefit, Highest Anniversary Value death benefit, or the "Greater of" GMDB I. You may not elect the "Greater of" GMDB II.

If you elect the GMIB II -- Custom Selection, you may elect the Return of Principal death benefit, Highest Anniversary Value death benefit, or the "Greater of" GMDB II. You may not elect the "Greater of" GMDB I.

If the contract is jointly owned, the GMIB will be calculated on the basis of the older owner's age. There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

This feature is not available for an Inherited IRA. If you are using the contract to fund a charitable remainder trust (for Series B and Series L contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your GMIB. See "Owner and annuitant requirements" earlier in this section. If the owner was older than age 60 at the time an IRA or QP contract was issued, the GMIB may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the GMIB can be exercised. See "How withdrawals affect your guaranteed benefits" later in this section.

If you elect the GMIB option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

The GMIB guarantees you a minimum amount of fixed income under a life annuity fixed payout option. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise your GMIB. An additional payout option may be available for certain contract owners. Please see Appendix IX for more information.

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your Roll-up benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 85), to GMIB guaranteed annuity purchase factors, or
(ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of GMIB" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

ANNUAL ROLL-UP RATE

Beginning with the contract year in which the first withdrawal is taken out of the contract until the contract date anniversary following age 85, the Annual Roll-up rate is:

..   5%, if withdrawals begin after the contract date anniversary when the owner is age 64.

                        CONTRACT FEATURES AND BENEFITS

..   4%, if withdrawals begin on or prior to the contract date anniversary when the owner is age 64.

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your Roll-up benefit base for the contract year in which the first withdrawal is made from your contract and all subsequent contract years. The Roll-up rate used to calculate amounts credited to your Roll-up benefit base in the contract years prior to the first withdrawal from your contract is called the "Deferral Roll-up rate".

The Annual Roll rate operates differently if your spouse continues the contract as successor owner upon your death. Please see "Spousal continuation" in "Payment of death benefit" for more information on how the Annual Roll-up rate is determined for the contract if your spouse continues the contract as successor owner upon your death.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is 5%. The Deferral Roll-up rate is only used to calculate amounts credited to your Roll-up benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your contract.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up benefit base on each contract date anniversary once you take a withdrawal from your contract. The Annual Roll-up amount adjustment to your Roll-up benefit base is a primary way to increase the value of your Roll-up benefit base. This amount is calculated by taking into account your Roll-up benefit base from the preceding contract date anniversary, the Annual Roll-up rate, contributions to your contract during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal taken in the first contract year is an Excess withdrawal and will reduce (i) your Roll-up benefit base on pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program in the first contract year will reduce your Roll-up benefit base on a dollar-for-dollar basis.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   your Roll-up benefit base on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate; less

..   any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to your contract during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION.

The Roll-up benefit base, used in connection with the GMIB and the "Greater of" GMDB, stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday.

In the event of your death, a pro-rated portion of the Annual Roll-up amount will be added to the Roll-up benefit base, if applicable.

Amounts withdrawn from your contract in excess of your Annual withdrawal amount, and all subsequent withdrawals from your contract in that contract year, will always reduce your Roll-up benefit base on a pro rata basis. For more information, see "How withdrawals affect your guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up benefit base on each contract date anniversary before you take your first withdrawal from your contract. The amount is calculated by taking into account your Roll-up benefit base from the preceding contract date anniversary, the Deferral Roll-up rate and contributions to your contract during the contract year.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up benefit base on the preceding contract date anniversary, or initial benefit base in the first contract year, multiplied by:

..   5% (the Deferral Roll-up rate); plus

..   A pro-rated Deferral Roll-up amount for any contribution to your contract during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up benefit base, if applicable.

ANNUAL WITHDRAWAL AMOUNT

Your Annual withdrawal amount is calculated on the first day of each contract year beginning in the second contract year, and is equal to:

..   the Annual Roll-up rate, or initial benefit base in the first contract year, multiplied by;

..   the Roll-up benefit base as of the most recent contract date anniversary.

You do not have an Annual withdrawal amount in the first contract year. Any withdrawal from your contract during the first contract year is treated as an Excess withdrawal and will reduce your Roll-up benefit base on a pro rata basis and your Annual Roll-up amount on a dollar-for-dollar basis.

Beginning in the second contract year, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit base. Amounts withdrawn from your contract in excess of your Annual withdrawal amount, and all subsequent withdrawals from your contract in that contract year, will always reduce your Roll-up benefit base on a pro rata basis. Each such withdrawal is referred to as an "Excess withdrawal". For an example of how a pro rata reduction works, see "How withdrawals affect your guaranteed benefits" later in this section. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT MAY HAVE A HARMFUL EFFECT ON YOUR GUARANTEED BENEFIT BASES. AN EXCESS WITHDRAWAL THAT REDUCES YOUR ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

Please remember that the Roll-up benefit base is only one component of the benefit base for the "Greater of" GMDB I and "Greater of"

                        CONTRACT FEATURES AND BENEFITS

GMDB II. These benefit bases are equal to the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base. This means if the Highest Anniversary Value benefit base is greater than the Roll-up benefit base at the time of a withdrawal, even if your Roll-up benefit base is not reduced as a result of the withdrawal, your "Greater of" death benefit base will be reduced. Your Annual withdrawal amount is based solely on your Roll-up benefit base; it is not impacted by your Highest Anniversary Value benefit base.

Your Annual withdrawal amount is calculated using the Annual Roll-up rate. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year.

EFFECT OF AN EXCESS WITHDRAWAL. An Excess withdrawal will always reduce your Roll-up benefit base and your Highest Anniversary Value benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your guaranteed benefit bases on a pro rata basis.

For an example of how your Annual withdrawal amount, Annual Roll-up amount, Deferral Roll-up amount and an Excess withdrawal affect your Roll-up benefit base see Appendix IV later in this Prospectus.

GMIB "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

..   You will be issued a life only supplementary contract based on your life.
    Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals during your second or later contract year exceed your Annual withdrawal amount;

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed your Annual withdrawal amount.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB.

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WE DEDUCT GUARANTEED BENEFIT AND ANNUAL ADMINISTRATIVE CHARGES FROM YOUR
ACCOUNT VALUE ON YOUR CONTRACT DATE ANNIVERSARY. IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, YOU CAN ONLY EXERCISE THE BENEFIT DURING THE 30 DAY PERIOD FOLLOWING YOUR CONTRACT DATE ANNIVERSARY. THEREFORE, IF YOUR ACCOUNT VALUE IS NOT SUFFICIENT TO PAY FEES ON YOUR NEXT CONTRACT DATE ANNIVERSARY,
YOUR CONTRACT WILL TERMINATE WITHOUT VALUE AND YOU WILL NOT HAVE AN OPPORTUNITY TO EXERCISE YOUR GUARANTEED MINIMUM INCOME BENEFIT UNLESS THE NO LAPSE
GUARANTEE PROVISION UNDER YOUR CONTRACT IS STILL IN EFFECT. SEE "EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO" IN "DETERMINING YOUR CONTRACT'S VALUE" LATER IN THIS PROSPECTUS.
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You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "Charges and expenses" later in this Prospectus for information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following your 85th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age
85. Other options are available to you on the contract date anniversary following your 85th birthday. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. In addition, eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

..   If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

                        CONTRACT FEATURES AND BENEFITS

To exercise the Guaranteed minimum income benefit:

   -- We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

   -- Your account value must be greater than zero on the exercise date. See
      "Effect of your account value falling to zero" in "Determining your contract's value" for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)if you were age 76 when the contract was issued or the Roll-up benefit base was reset when you were between the ages of 75 and 80, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following your attainment of age 85;

(ii)for Accumulator(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Series QP contract into an Accumulator(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be affected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the Roll-up benefit base and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your guaranteed benefits" later in this section;

(iv)IF YOU RESET THE ROLL-UP BENEFIT BASE (AS DESCRIBED EARLIER IN THIS SECTION), YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. PLEASE NOTE THAT IN MOST CASES, RESETTING YOUR ROLL-UP BENEFIT BASE WILL LENGTHEN THE WAITING PERIOD;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi)if the contract is jointly owned, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ''Effect of your account value falling to zero'' in ''Determining your contract's value" and the section entitled ''Charges and expenses'' later in this Prospectus.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ''How withdrawals affect your guaranteed benefits'' later in this section.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

ASSET TRANSFER PROGRAM ("ATP")

If the GMIB, the "Greater of" GMDB or the GWBL is in effect, you are required to participate in the asset transfer program ("ATP"). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. The formulas applicable to you may not be altered once you elect the benefit. In essence, we seek to preserve account value by transferring some or all of your account value to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your variable investment

                        CONTRACT FEATURES AND BENEFITS
options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is not part of Option A or Option B, and you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies regardless of whether you elect Option A or Option B. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see "Portfolios of the Trusts" in "Contract features and benefits" earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the preceding business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB. For purposes of these calculations, amounts in the guaranteed interest option and any Special DCA program are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.


The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the account value by the Roll-up benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined "transfer points" to determine what portion of account value needs to be held in the AXA Ultra Conservative Strategy investment option.


If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option and a Special DCA program. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the variable investment options in accordance with your allocation instructions on file. Any amounts that would have been allocated to the guaranteed interest option, based on your allocation instructions on file, will be allocated among the variable investment options. No amounts will be transferred into or out of the guaranteed interest option or a Special DCA program as a result of any ATP transfer.

If you make a contribution after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the account value will be invested in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of account value will be invested in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program. On the first day of your first contract year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. After the 20th contract year, the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix VIII for a list of transfer points.

On any day that a transfer (excluding a dollar cost averaging transfer) is made out of the guaranteed interest option into a variable investment option, the formulas described above will be run, which may in turn trigger an off cycle ATP transfer. Regardless of when this off cycle valuation occurs, an ATP valuation will again occur on the next valuation day. An off cycle valuation will not occur on a monthiversary. Cancellation of any dollar cost averaging program will not trigger an off cycle ATP transfer. For the purposes of any off cycle calculation, the ATP transfer formula will use the account value as of the previous business day. Off cycle calculations will use the transfer points for the most recent valuation day.

If you take a withdrawal from your contract and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option, if applicable. If there is insufficient value or no value in those investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the Special DCA program.

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

                        CONTRACT FEATURES AND BENEFITS

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your account value if the market increases which may also increase your benefit bases upon a reset. On the other hand, if the market declines, your account value will also decline which will reduce the likelihood that your benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the first contract year.

..   Beginning in the second contract year, you may make a transfer out of the
    AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day or on a day where we process an off cycle transfer. If your transfer form is received in good order on a valuation day or a day on which we process an off cycle transfer, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your benefit bases and therefore a reduction in the value of your benefits.

On the day the ATP exit option is processed, the current value of the Roll-up benefit base is compared to the new benefit base produced by the ATP exit option formula. The Roll-up benefit base is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula.

If the Roll-up benefit base is adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any such amounts are added to your newly adjusted Roll-up benefit base.

The effect of the ATP exit option on the Guaranteed minimum death benefit bases is as follows:

..   "Greater of" GMDB: Both the Roll-up benefit base and the Highest
    Anniversary Value benefit base will be adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa.

..   Highest Anniversary Value death benefit: The benefit base value for the
    Highest Anniversary Value death benefit will be adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula.

..   Return of Principal death benefit: The Return of Principal death benefit base is not adjusted.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

ATP CONTINUATION RULES. Under the following circumstances the ATP will continue as described above, except that the ATP exit option will no longer be available. See Appendix VIII later in this Prospectus for more information.

..   If the GMIB converts to the GWBL on the contract date anniversary following age 85, the ATP will use the GWBL benefit base for all applicable calculations.

..   If the "Greater of" GMDB is elected with the GMIB and the GMIB is dropped without converting to GWBL on the contract date anniversary following age 85, the ATP will use the GMDB benefit base for all applicable calculations.

..   If you convert to the GWBL while the "Greater of" GMDB is in effect and later drop the GWBL, the ATP will use the GMDB benefit base for all applicable calculations.

DROPPING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may drop the GMIB from your contract after issue and prior to conversion to the GWBL, subject to the following restrictions:

..   You may not drop the GMIB if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

..   The GMIB will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the GMIB on a date other than a contract date anniversary, we will deduct a pro rata portion of the GMIB charge for the contract year on that date.

..   If you elect the "Greater of" GMDB I or "Greater of" GMDB II and the
    corresponding GMIB, and subsequently drop the GMIB prior to the contract date anniversary following age 85, we will no longer deduct the GMIB charge. We will also automatically terminate the Guaranteed minimum death benefit and its charge and apply the Return of Principal death benefit.

..   If you elect the Highest Anniversary Value death benefit with the GMIB and subsequently drop the GMIB prior to the contract date anniversary following age 85, we will no longer deduct the GMIB charge. Your contract will continue with the Highest Anniversary Value death benefit at the applicable charge. Withdrawals will now reduce your Highest Anniversary Value benefit base on a pro rata basis. See "How withdrawals affect your guaranteed benefits" later in this section.

                        CONTRACT FEATURES AND BENEFITS

..   If you drop the GMIB from your contract prior to the contract date anniversary following age 85, the ATP will no longer be in effect. Any account value in the AXA Ultra Conservative Strategy investment option will be allocated to your variable investment options.

If a benefit has been dropped, you will receive a letter confirming that the benefit has been dropped. If you drop the GMIB you will not be permitted to add the GMIB to your contract again. See "Guaranteed minimum death benefit" below for more information regarding how dropping the GMIB will affect the Guaranteed minimum death benefit. See "How withdrawals affect your guaranteed benefits" below in this section for more information on how withdrawals are treated after the GMIB is dropped.

DROPPING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fees for the guaranteed benefits, you may be given a one-time opportunity to drop your guaranteed benefits, subject to our rules. You may drop your guaranteed benefits only within 30 days of the fee change notification. The requirement that all withdrawal charges have expired will be waived. Please see "Fee changes for the guaranteed benefits" under "Charges and expenses" later in this Prospectus for information on dropping your GMIB upon notice of a change to the GMIB fee.

GUARANTEED MINIMUM DEATH BENEFIT

You may choose from three death benefit options:

..   Return of Principal death benefit;

..   Highest Anniversary Value death benefit;

..   "Greater of" death benefits:

   -- The "Greater of" GMDB I (available only if elected with the GMIB I --
      Asset Allocation); or

   -- The "Greater of" GMDB II (available only if elected with the GMIB II --
      Custom Selection).

The Return of Principal death benefit, if elected without a GMIB, is available at issue to all owners. If elected with a GMIB, the Return of Principal death benefit is issued to owners age 20-80 (age 20-70 for Series CP(R)). The Highest Anniversary Value death benefit, if elected without a GMIB, is issued to owners age 0-80 (age 0-70 for Series CP(R)). If elected with a GMIB, the Highest Anniversary Value death benefit is issued to owners age 20-80 (age 20-70 for Series CP(R)). The "Greater of" GMDB, which must be elected with a GMIB, is issued to owners age 20-65. Please note that the maximum issue age for the death benefit options may be different for certain contract owners. Please see Appendix IX later in this Prospectus for more information.

Your contract provides a Return of Principal death benefit. If you do not elect one of the "Greater of" death benefits or the Highest Anniversary Value death benefit described below when your contract is issued, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Return of Principal death benefit, whichever provides the higher amount. The Return of Principal death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable). The Return of Principal death benefit is available to all owners.

If you elect one of the "Greater of" death benefits or the Highest Anniversary Value death benefit, your death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or the benefit base of your elected "Greater of" GMDB or the Highest Anniversary Value death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. However, dropping the GMIB can cause the corresponding "Greater of" GMDB to also be dropped. Please see below and "Payment of death benefit" later in this Prospectus for more information.

The Highest Anniversary Value death benefit can be elected by itself. Each "Greater of" GMDB is available only with the corresponding GMIB. Therefore, the "Greater of" GMDB I can only be elected if you also elect the GMIB I -- Asset Allocation. The "Greater of" GMDB II can only be elected if you also elect the GMIB II -- Custom Selection. There is an additional charge for the "Greater of" GMDB and the Highest Anniversary Value death benefit. There is no additional charge for the Return of Principal death benefit. See "Charges and expenses" later in this Prospectus.

If you elect to drop the GMIB prior to the contract date anniversary following age 85, the "Greater of" GMDB will be dropped automatically.

If the GMIB is dropped without converting to the GWBL within 30 days after the contract date anniversary following age 85, then the "Greater of" GMDB will be retained, along with the associated charges and withdrawal treatment. If a benefit has been dropped, you will receive a letter confirming that the drop has occurred. See "Dropping the Guaranteed minimum income benefit after issue" earlier in this section for more information.

If the "Greater of" GMDB is dropped, your death benefit value will be what the value of the Return of Principal death benefit would have been if the Return of Principal death benefit were elected at issue. If the "Greater of" GMDB is dropped on a contract anniversary, the charges will be taken, but will not be taken on future contract date anniversaries. If the "Greater of" GMDB is not dropped on a contract anniversary, then the pro rata portion of the fees will be charged.

The Highest Anniversary death benefit and the "Greater of" death benefits have an additional charge. There is no additional charge for the Return of Premium death benefit. Although the amount of your Highest Anniversary or "Greater of" death benefit will no longer increase after age 85, we will continue to deduct the charge for that death benefit as long as it remains in effect. See "Guaranteed benefit charges" in "Charges and expenses" for more information.

If you elect one of the death benefit options described above and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any death benefit elected will be replaced automatically with the Return of Principal death benefit. See "Transfers of ownership,

                        CONTRACT FEATURES AND BENEFITS
collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See "Termination of your contract" in "Determining your contract's value" for information about the circumstances under which your contract will terminate.

Subject to state availability (see Appendix IX later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the death benefits described above.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your death benefit election, you may not change it.

If you purchase a "Greater of" GMDB with a GMIB, you will be eligible to reset your Roll-up benefit base. See "Roll-up benefit base reset" earlier in this section.

Please see "How withdrawals affect your guaranteed benefits" later in this section and "Effect of your account value falling to zero" in "Determining your contract's value" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using your Series B or Series L contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate the guaranteed benefit bases.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Surrendering your contract will terminate your death benefit. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix IX later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ or IRA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus. This benefit will also terminate if your contract terminates for any reason. See "Termination of your contract" in "Determining your contract's value later in this Prospectus."

The additional death benefit will be 40% of:

the GREATER OF:

..   the account value, OR

..   any applicable death benefit

DECREASED BY:

..   total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Series CP(R) contracts, credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the GREATER of the account value as of the date we receive satisfactory proof of death OR any applicable Guaranteed minimum death benefit as of the date of death.

For Series CP(R) contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the GREATER OF:

..   the account value, OR

..   any applicable death benefit

DECREASED BY:

..   total net contributions

                        CONTRACT FEATURES AND BENEFITS

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 85, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x 0.40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix VI.

Although the value of your Earnings enhancement benefit will no longer increase after age 85, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. Your spouse beneficiary or younger spouse joint owner must be 75 or younger when he or she becomes the successor owner for the Earnings enhancement benefit that had been elected at issue to continue after your death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix IX later in this Prospectus to see if this feature is available in your state.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). The GWBL is only available as a conversion option from the GMIB. The opportunity to convert from the GMIB to the GWBL is the contract date anniversary following age 85. You may elect to make this conversion only during the 30 days after the contract anniversary following the attainment of age 85.

--------------------------------------------------------------------------------
THE "CONVERSION EFFECTIVE DATE" IS THE CONTRACT DATE ANNIVERSARY FOLLOWING THE CONTRACT OWNER'S AGE 85, IF APPLICABLE.
--------------------------------------------------------------------------------

A Roll-up benefit base reset for the GMIB does not extend the waiting period during which you can convert.

If you have neither exercised the GMIB nor dropped it from your contract as of the contract date anniversary following age 85 ("last exercise date"), you will have up to 30 days after that contract date anniversary to choose what you want to do with your GMIB. You will have three choices available to you:

..   You may affirmatively convert the GMIB to a GWBL;

..   You may exercise the GMIB, and begin to receive lifetime income under that benefit;

..   You may elect to terminate the GMIB without converting to the GWBL.

IF YOU TAKE NO ACTION WITHIN 30 DAYS AFTER THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, THE GMIB WILL CONVERT AUTOMATICALLY TO THE SINGLE LIFE GWBL.

If you exercise the GMIB, it will function as described earlier in this Prospectus under "Guaranteed minimum income benefit ("GMIB")". If you elect to terminate the GMIB without converting to the GWBL, your contract will continue in force, without either benefit, but you will retain your Guaranteed minimum death benefit. If you take no action, or affirmatively convert the GMIB, your GMIB will be converted to the GWBL, retroactive to the Conversion effective date. Please note that if you exercise the GMIB prior to the Conversion effective date, you will not have the option to convert the GMIB to the GWBL. If you drop the GMIB prior to conversion, you will lose the "Greater of" GMDB and any withdrawals will now reduce your remaining death benefit base on a pro rata basis.

The charge for the GWBL will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.

You should not convert to the GWBL if:

..   You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

..   You are not interested in taking withdrawals prior to the contract's maturity date; or

..   You are using the contract to fund a QP contract where withdrawal restrictions under the qualified plan may apply.

For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

                        CONTRACT FEATURES AND BENEFITS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

ADDITIONAL OWNER AND ANNUITANT REQUIREMENTS

Converting the GMIB to the GWBL may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the GMIB to the GWBL. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is limited by the age and timing requirements described below under "Guaranteed annual withdrawal amount".

SINGLE OWNER. If the contract has a single owner, and the owner converts the GMIB to the GWBL with the single life ("Single life") option, there will be no change to the ownership of the contract. However, if the owner converts the GMIB to the GWBL with the joint life ("Joint life") option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

JOINT OWNERS. If the contract has joint owners and the GMIB converts to the GWBL with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse's age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner's spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

NON-NATURAL OWNER. Contracts with non-natural owners that convert to the GWBL will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the GWBL with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the GWBL with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant's spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the GWBL with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the GWBL on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL BENEFIT BASE

Upon conversion, your GWBL benefit base is equal to either your account value or the Roll-up benefit base, as described below under "Guaranteed annual withdrawal amount". It will increase or decrease, as follows:

..   Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet".

..   Your GWBL benefit base is not reduced by withdrawals except any amounts withdrawn in excess of your Guaranteed annual withdrawal amount will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce the GWBL benefit base on a pro rata basis. See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. The initial Guaranteed annual withdrawal amount is calculated as of the Conversion effective date. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under "Effect of Excess withdrawals". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

SINGLE LIFE. If your GMIB is converted to a GWBL on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Roll-up benefit base on the Conversion effective date, multiplied by (2) the Applicable percentage.

Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

                        CONTRACT FEATURES AND BENEFITS

The Applicable percentage applied to your account value is 6.0% (Column A). The Applicable percentage applied to your benefit base will be determined by the Roll-up rate in effect at the time of the calculation. If the first withdrawal was taken on the contract date anniversary after the owner was age 64 or if a withdrawal has never been taken, the Applicable percentage is 5.0% (Column B). If the first withdrawal was taken on or prior to the contract date anniversary when the owner was age 64 the Applicable percentage is 4% (Column C).

----------------------------------------------------------------------------------
                              APPLICABLE PERCENTAGE
----------------------------------------------------------------------------------
                                             B                         C
              A                    ROLL-UP BENEFIT BASE       ROLL-UP BENEFIT BASE
        ACCOUNT VALUE                (5% ROLL-UP RATE)         (4% ROLL-UP RATE)
----------------------------------------------------------------------------------
            6.0%                           5.0%                       4.0%
----------------------------------------------------------------------------------

For example, assuming you have never taken a withdrawal, if on the Conversion effective date your Roll-up benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $6,000. This is because $115,000 (the Roll-up benefit base) multiplied by 5.0% (the percentage in Column B) equals only $5,750, while $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals $6,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 6.0%.

On the other hand, assuming you have never taken a withdrawal, if on the Conversion effective date your Roll-up benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $10,000. This is because $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals only $6,000, while $200,000 (the Roll-up benefit base) multiplied by 5.0% (the percentage in Column B) equals $10,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 5.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Roll-up benefit base on the Conversion effective date (Column B or Column C above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from either 4.0% or 5.0% to 6.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your GMIB is converted to the GWBL on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

JOINT LIFE/SUCCESSOR OWNER. If you hold an IRA or NQ contract, you may convert your GMIB to a Joint life GWBL. You must affirmatively request that the benefit be converted and your spouse must be at least age 70 on the Conversion effective date. If the younger spouse is younger than 70 as of the Conversion effective date, the election of Joint life will not be available, even if the contract was issued to spousal joint owners. The successor owner must be the owner's spouse. For NQ contracts, the successor owner can be designated as a joint owner. See "Additional owner and annuitant requirements" earlier in this section for more information regarding the requirements for naming a successor owner. The automatic conversion of the GMIB to the GWBL will create a Single life contract with the GWBL, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion effective date. If you do add a Joint life contract, your spouse must submit any requested information.

For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on your age or the age of your spouse, whoever is younger, as set forth in the following table.

The Applicable percentages applied to your account value are listed in Column
A. The Applicable percentage applied to your benefit base will be determined by the Roll-up rate in effect at the time of the calculation. If the first withdrawal was taken on the contract date anniversary after the owner was age 64 or if a withdrawal has never been taken, the Applicable percentages are listed in Column B. If the first withdrawal was taken on or prior to the contract date anniversary when the owner was age 64 the Applicable percentage are listed in Column C.

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                                                                 APPLICABLE PERCENTAGES
                               -----------------------------------------------------------------------------------------------
                                                                             B                               C
                                                                      ROLL-UP BENEFIT                 ROLL-UP BENEFIT
                                             A                             BASE                            BASE
    YOUNGER SPOUSE'S AGE               ACCOUNT VALUE                 (5% ROLL-UP RATE)               (4% ROLL-UP RATE)
------------------------------------------------------------------------------------------------------------------------------
             85+                           5.5%                            4.0%                            3.0%
------------------------------------------------------------------------------------------------------------------------------
            80-84                          5.0%                            3.5%                            2.5%
------------------------------------------------------------------------------------------------------------------------------
            75-79                          4.5%                            3.0%                            2.0%
------------------------------------------------------------------------------------------------------------------------------
            70-74                          4.0%                            2.5%                            1.5%
------------------------------------------------------------------------------------------------------------------------------

For example, assuming you have never taken a withdrawal, if on the Conversion effective date your account value is $100,000, your Roll-up benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $4,000. This is because $100,000 (the account value) multiplied by 4.0% (the percentage in Column A for the younger spouse's age band) equals $4,000, while $150,000 (the Roll-up benefit base) multiplied by 2.5% (the percentage in Column B for the younger spouse's age band) equals $3,750. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account

                        CONTRACT FEATURES AND BENEFITS
value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Roll-up benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 4.5%, and your Guaranteed annual withdrawal amount would increase to $7,200.

You may elect Joint life at any time before you begin taking withdrawals. If the GMIB has already converted to the GWBL on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse's age as of the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

You can elect Joint life until the later of 30 days following conversion or your first withdrawal from the GWBL. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse's age as of the Conversion effective date. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the GWBL on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 70 on the Conversion effective date. (Withdrawals taken during the applicable period following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large as described earlier in this section.)

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section. The Applicable percentage will not be adjusted to a Single life percentage.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP contracts are not permitted in connection with this benefit. This benefit is not available under an Inherited IRA contract. If you are using your Series B or Series L contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your GWBL. See "Owner and annuitant requirements" earlier in this section.

EFFECT OF EXCESS WITHDRAWALS

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

..   Amounts withdrawn in excess of your Guaranteed annual withdrawal amount will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce the GWBL benefit base on a pro rata basis.

..   The Guaranteed annual withdrawal amount is recalculated on the following contract date anniversary to equal the Applicable percentage multiplied by the reset GWBL benefit base. You no

                        CONTRACT FEATURES AND BENEFITS
   longer have a Guaranteed annual withdrawal amount for the remainder of the contract year in which you have taken an Excess withdrawal.

You should not convert your GMIB to a GWBL if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Roll-up benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Assume the Roll-up rate in effect prior to conversion was 5%, Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Your Excess withdrawal amount is $3,000 ($8,000 minus $5,000) and it is 3.75% of your account value.

As your benefit base is $100,000 before the withdrawal, it would be reduced by 3.75% or $3,750 (3.75% of $100,000) as your excess portion of withdrawal. Your new benefit base would be $96,250 ($100,000 minus $3,750). In addition, your Guaranteed annual withdrawal amount is reduced to $4,813 (5.0% of $96,250), instead of the original $5,000. See "How withdrawals affect your guaranteed benefits" later in this section.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or
(ii) the 10% free withdrawal amount. A with- drawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Effect of your account value falling to zero" later in this section.

In general, if your contract is a traditional IRA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on the younger spouse's attained age at the time of the ratchet. For Single life contracts, if the initial GWBL benefit base and Applicable percentage are calculated using your Roll-up benefit base on the Conversion effective date and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from either 4.0% or 5.0% to 6.0%. For both Single life and Joint life contracts, your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the Conversion effective date.

INVESTMENT OPTIONS

While the GWBL is in effect, investment options will be restricted to the investment options that were available to you when your GMIB was in effect. If you convert from GMIB I -- Asset Allocation, your investment option will remain restricted to Option A. If you convert from GMIB II -- Custom Selection, you will continue to have access to both Option A and Option B investment options. You will be able to reallocate your account value, at any time after the conversion, subject to the applicable allocation limitations. The ATP will remain in effect on your contract after conversion to the GWBL, but you will no longer be able to elect the ATP exit option.

DOLLAR COST AVERAGING

Any dollar cost averaging program in place on the date of conversion will be terminated.

You may elect a new Investment simplifier program after conversion, but the Special DCA programs will not be available after conversion. See "Dollar cost averaging" in "Allocating your contributions" earlier in this section.

EARNINGS ENHANCEMENT BENEFIT

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL, as it is no longer eligible to increase. We will continue to deduct the charge for this benefit as long as it remains in effect. See "Guaranteed benefit charges" in "Charges and expenses" for more information.

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed minimum death benefit that is in effect before the conversion of the GMIB to the GWBL will continue to be in effect after the conversion, but there will be no further Annual Ratchets or Roll-ups of the death benefit as of the contract date anniversary following age 85. However, we will continue to deduct the charge for these benefits as long they remain in effect. See "Guaranteed benefit charges" in "Charges and expenses" for more information. See "How withdrawals affect your guaranteed benefits" later in this section and "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

If you convert your GMIB to a GWBL on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-ups and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

ANNUITY MATURITY DATE. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that as of your maturity date are at least equal to the Guaranteed annual withdrawal amount that you would have received under the GWBL. Any remaining Guaranteed minimum death benefit value will be terminated. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

..   Your Accumulator(R) Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Series contract.

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

..   Any Guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

..   The charge for the GWBL and any Guaranteed minimum death benefit will no longer apply.

..   If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, as described in "Charges and expenses" later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section.

..   Withdrawals are not considered annuity payments for tax purposes. See "Tax information" later in this Prospectus.

..   All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals affect your guaranteed benefits" below and "How withdrawals are taken from your account value" in "Accessing your money" later in this Prospectus.

..   If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

..   The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

..   If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit. See "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

..   If you transfer ownership of the contract, you terminate the GWBL benefit.
    See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

..   Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

..   If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your guaranteed benefits" below, even if pursuant to a divorce decree.

..   Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See "Payment of Death Benefit" under "Spousal continuation" later in this prospectus.

DROPPING THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AFTER CONVERSION

You may drop the GWBL from your contract after conversion from the GMIB, subject to the following restrictions:

..   You may not drop the GWBL if there are any withdrawal charges in effect under your contract, including withdrawal charges

                        CONTRACT FEATURES AND BENEFITS
   applicable to subsequent contributions. If there are no withdrawal charges in effect under your contract on the Conversion effective date, you may drop the GWBL at any time.

..   The GWBL will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the GWBL on a date other than a contract date anniversary, we will deduct a pro rata portion of the GWBL charge for that year, on that date.

..   After the GWBL is dropped, the withdrawal treatment for the Guaranteed minimum death benefit will continue to be on a pro rata basis.

..   Generally, only contracts with the GWBL can have successor owners. However, if your contract has the GWBL with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the GWBL. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner's death.

..   If the GWBL is dropped and the "Greater of" GMDB is not in effect, the ATP will no longer be in effect. Any account value in the AXA Ultra Conservative Strategy investment option will be allocated to your variable investment options.

..   If the GWBL is dropped and the "Greater of" GMDB continues, the ATP will continue for as long as the "Greater of" GMDB remains in effect.

After your request has been processed, you will receive a letter confirming that the GWBL has been dropped.

DROPPING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fees for the guaranteed benefits, you may be given a one-time opportunity to drop your guaranteed benefits, subject to our rules. You may drop your guaranteed benefits only within 30 days of the fee change notification. The requirement that all withdrawal charges have expired will be waived. Please see "Fee changes for the guaranteed benefits" under "Charges and expenses" later in this Prospectus for information on dropping your GWBL upon notice of a change to the GWBL fee.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

Withdrawals affect your guaranteed benefit bases, as follows:

IF THE GMIB IS ELECTED AT ISSUE IN COMBINATION WITH ANY GUARANTEED MINIMUM DEATH BENEFIT:

..   In the first contract year, all withdrawals reduce your Roll-up benefit base and Highest Anniversary Value benefit base on a pro rata basis.

..   Beginning in the second contract year, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up benefit base. Instead, such withdrawals reduce your Annual Roll-up amount on a dollar-for-dollar basis.

..   Beginning in the second contract year, withdrawals up to your Annual withdrawal amount will reduce your Highest Anniversary Value benefit base on a dollar-for-dollar basis.

..   An Excess withdrawal will always reduce your Roll-up benefit base and your
    Highest Anniversary Value benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your guaranteed benefit bases on a pro rata basis.

..   All withdrawals from your contract always reduce your Return of Principal death benefit base on a pro rata basis.

..   Low account value. Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see "Effect of your account value falling to zero" in "Determining your contract's value" for more information.

IF THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT IS ELECTED AT ISSUE WITHOUT THE
GMIB:

..   All withdrawals from your contract always reduce your Highest Anniversary
    Value benefit base on a pro rata basis.

IF YOU HAVE THE RETURN OF PRINCIPAL DEATH BENEFIT (WITH OR WITHOUT THE GMIB):

..   All withdrawals from your contract reduce your Return of Principal death benefit base on a pro rata basis.

IF THE GMIB IS DROPPED AFTER ISSUE BEFORE YOU ARE ELIGIBLE TO CONVERT TO THE
GWBL:

..   If you had the Return of Principal death benefit prior to dropping the
    GMIB, the Return of Principal death benefit will continue to be in effect and withdrawals will continue to reduce your Return of Principal death benefit base on a pro rata basis.

..   If you had the Highest Anniversary Value death benefit prior to dropping the GMIB, the Highest Anniversary Value death benefit will continue to be in effect and withdrawals will reduce the Highest Anniversary Value benefit base on a pro rata basis as of the date you drop the GMIB.

..   If you had the "Greater of" GMDB prior to dropping the GMIB, the "Greater of" GMDB will automatically be dropped and convert to the Return of Principal death benefit. The value of the Return of Principal death benefit base would be adjusted to reflect what the Return of Principal death benefit base would have been had your contract been issued with the Return of Principal death benefit. All withdrawals will reduce the Return of Principal death benefit base on a pro rata basis.

IF THE GMIB IS DROPPED WITHOUT CONVERTING TO GWBL WITHIN 30 DAYS AFTER THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85:

..   All withdrawals from your contract always reduce your Return of Principal death benefit base on a pro rata basis.

..   If the Highest Anniversary Value death benefit is still effective, withdrawals are taken on a dollar-for-dollar basis up to 5% of the beginning of year Highest Anniversary Value benefit base. The portion of any withdrawal over this amount and all

                        CONTRACT FEATURES AND BENEFITS
   subsequent withdrawals in that contract year will reduce the benefit base on a pro rata basis.

..   If the "Greater of" GMDB is still effective, the Roll-up benefit base and the Highest Anniversary Value benefit base are each reduced by withdrawals on a dollar-for-dollar basis up to 5% of the beginning of contract year Roll-up benefit base. The portion of any withdrawal over this amount and all subsequent withdrawals in that contract year will reduce the respective benefit bases on a pro rata basis.

IF YOUR GMIB CONVERTS TO GWBL:

..   Withdrawals up to your Guaranteed annual withdrawal amount will not reduce your GWBL benefit base.

..   An Excess withdrawal will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your GWBL benefit base on a pro rata basis.

IF YOUR GMIB CONVERTS TO GWBL, AND YOU HAVE A "GREATER OF" GMDB, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OR THE RETURN OF PRINCIPAL DEATH BENEFIT:

..   All withdrawals from your contract reduce your Roll-up benefit base,
    Highest Anniversary Value benefit base and Return of Principal death benefit base on a pro rata basis.

See "Dropping the Guaranteed minimum income benefit after issue" described earlier in this section.

Please consider that the GWBL is not beneficial to you unless you intend to take withdrawals.

For information on how RMD payments affect your guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

HOW A PRO RATA REDUCTION IS CALCULATED

Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage. If you take a withdrawal that reduces your guaranteed benefit base on a pro rata basis and your account value is less than your guaranteed benefit base, the amount of the guaranteed benefit base reduction will exceed the amount of the withdrawal.

For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000). If your account value is greater than your guaranteed benefit base, the amount of the guaranteed benefit base reduction will be less than the amount of the withdrawal.

For purposes of calculating the adjustment to your guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

Prior to conversion, when an RMD withdrawal using our RMD program occurs, the entire withdrawal amount will reduce the Roll-up benefit base and the Highest Anniversary Value benefit base on a dollar-for-dollar basis. Reduction on a dollar-for-dollar basis means that your Roll-up benefit base and your Highest Anniversary Value benefit base will be reduced by the dollar amount of the withdrawal. After conversion, the RMD amount, if greater than the Guaranteed annual withdrawal amount, will not reduce the GWBL benefit base.

For QP contracts, after the first contract year, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT
(FOR SERIES B AND SERIES L CONTRACTS ONLY)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity

                        CONTRACT FEATURES AND BENEFITS
was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who plan to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix VII later in this Prospectus for more information.

..   Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. Subsequent contributions (for Series B and Series L contracts only) are limited to the first contract year only.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate

                        CONTRACT FEATURES AND BENEFITS
   amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix VII later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you have the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB I -- Asset Allocation, GMIB II -- Custom Selection and the
    "Greater of" death benefits, Spousal continuation and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. Your Guaranteed minimum death benefit will also no longer be in effect and any applicable charges for such benefit will stop.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for informational purposes only. SINCE THE CONTRACTS ARE NO LONGER AVAILABLE TO NEW PURCHASERS, THIS CANCELLATION PROVISION IS NO LONGER APPLICABLE.


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix IX to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options, including the AXA Ultra Conservative Strategy investment option (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option and
(iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting
(i), (ii), or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

For Series CP(R) contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options (including the AXA Ultra Conservative Strategy investment option); (ii) the guaranteed interest option; and (iii) a Special DCA program.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge and any optional benefit charges; and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administrative expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect additional contributions (plus the credit for Series CP(R) contracts);

(ii)decreased to reflect a withdrawal (plus withdrawal charges if applicable);
    or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed minimum death benefit, GMIB, GWBL and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other guaranteed benefits, except as discussed below. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include making additional contributions, stopping withdrawals or exercising your guaranteed benefits.

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WE DEDUCT GUARANTEED BENEFIT AND ANNUAL ADMINISTRATIVE CHARGES FROM YOUR
ACCOUNT VALUE ON YOUR CONTRACT DATE ANNIVERSARY. IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, YOU CAN ONLY EXERCISE THE BENEFIT DURING THE 30 DAY PERIOD FOLLOWING YOUR CONTRACT DATE ANNIVERSARY. THEREFORE, IF YOUR ACCOUNT VALUE IS NOT SUFFICIENT TO PAY FEES ON YOUR NEXT CONTRACT DATE ANNIVERSARY,
YOUR CONTRACT WILL TERMINATE WITHOUT VALUE AND YOU WILL NOT HAVE AN OPPORTUNITY TO EXERCISE YOUR GUARANTEED MINIMUM INCOME BENEFIT UNLESS THE NO LAPSE
GUARANTEE PROVISION UNDER YOUR CONTRACT IS STILL IN EFFECT.
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See Appendix IX later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your GMIB will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If your GMIB converts to the GWBL and your account value falls to zero due to an Excess withdrawal, we will terminate your contract, including any enhanced

                       DETERMINING YOUR CONTRACT'S VALUE
death benefit, and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.

TERMINATION OF YOUR CONTRACT

Your contract, including any guaranteed benefits (except as noted below) you have elected, will terminate for any of the following reasons:

..   You surrender your contract. See "Surrendering your contract to receive its cash value" in Accessing your money" for more information.

..   You annuitize your contract. See "Your annuity payout options" in
    "Accessing your money" for more information.

..   Your contract reaches its maturity date, which will never be later than the contract date anniversary following your 95th birthday, at which time the contract must be annuitized or paid out in a lump sum. See "Your Annuity maturity date" in "Accessing your money" later in this Prospectus.

..   Your account value is insufficient to pay any applicable charges when due.
    See "Effect of your account value falling to zero" earlier in this section for more information.

Under certain circumstances, your GWBL will continue even if your contract terminates. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contracts features and benefits" earlier in this Prospectus" for more information.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Under Option A, a transfer into the guaranteed interest option (other than a dollar cost averaging transfer) will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

..   Under Option B, you may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with transfer rules described under "Allocating your contributions" earlier in the Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the second contract year and until the contract date anniversary following age 85, you may elect to have 100% of your account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See "Asset transfer program ("ATP")" in "Contract features and benefits" for more information.

..   If you transfer amounts from the guaranteed interest option, not in connection with a dollar cost averaging program, to the variable investment options, the ATP formula will be triggered. This could result in a transfer of account value either in to or out of the AXA Ultra Conservative Strategy investment option.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

..   Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year;

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

Some states may have additional transfer restrictions. Please see Appendix IX later in this Prospectus.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE

If you elect Option A for your investment options, a recurring optional rebalancing program is not available, instead you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request. If you elect Option B, we require an automatic quarterly rebalancing program. For more information about Options A and B and the rebalancing program under Option B, see "Allocating your contributions" earlier in this Prospectus.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the applicable investment options. The table below shows the methods available under each type of contract. More information follows the table.

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ALL WITHDRAWALS REDUCE YOUR ACCOUNT VALUE ON A DOLLAR-FOR-DOLLAR BASIS. FOR INFORMATION ON HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS AND COULD POTENTIALLY CAUSE YOUR CONTRACT TO TERMINATE, SEE "HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS" IN "CONTRACT FEATURES AND BENEFITS".
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Please see "How withdrawals affect your guaranteed benefits" in "Contract features and benefits" and "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

METHOD OF WITHDRAWAL

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                                                                                     PRE-AGE   LIFETIME
                                                             AUTO-                    59 1/2   REQUIRED
                                                             MATIC                     SUB-     MINIMUM
                                                             PAYMENT         SYSTE- STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS   PARTIAL MATIC    EQUAL      TION
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NQ                                                             Yes     Yes    Yes      No        No
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Traditional IRA                                                Yes     Yes    Yes      Yes       Yes
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Roth IRA                                                       Yes     Yes    Yes      Yes       No
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Inherited IRA                                                  No      Yes    No       No        /(2)/
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QP/(3)/                                                        Yes     Yes    No       No        No
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(1)Please note that not all contract types are available under the Accumulator(R) Series of contracts.
(2)The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(3)All payments are made to the plan trust, as the owner of the contract. See "Appendix III: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

AUTOMATIC PAYMENT PLANS

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an automatic payment plan count towards your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option. Scheduled payments are not taken out of the Special DCA programs.

When we use the term "Annual withdrawal amount" in this discussion of the automatic payment plans, we intend this also to be a reference to (i) the "Guaranteed annual withdrawal amount" that is available upon conversion to the GWBL or (ii) 5% of the beginning of contract year Roll-up benefit base for contracts that do not convert to the GWBL and continue with the "Greater of" GMDB after the contract date anniversary following age 85 or (iii) 5% of the beginning of contract year Highest Anniversary Value benefit base for contracts that do not convert to GWBL and continue with the Highest Anniversary Value death benefit after the contract date anniversary following age 85.

If you take a partial withdrawal while an automatic payment plan is in effect:

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full

                             ACCESSING YOUR MONEY

   Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the year.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries if there is a reset (for contracts with GMIB) or an Annual Ratchet (for contracts with GWBL).

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the accrued scheduled payments for all missed payments for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount NOT GREATER than the Annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with a reset (for contracts with GMIB) or an Annual Ratchet (for contracts with GWBL). You must elect to change the scheduled payment amount.

You can request any of the following as scheduled payments:

..   Fixed percentage: A fixed percentage not to exceed the Annual Roll-up rate
    (or the Applicable percentage for contracts with GWBL or 5% of the beginning of contract year benefit base for contracts that do not convert to the GWBL and continue with either the "Greater of" GMDB or Highest Anniversary Value death benefit after the contract date anniversary following age 85). The specified percentage is applied to the Roll-up benefit base (or GWBL benefit base or death benefit base, as applicable) as of the most recent contract anniversary.

..   Fixed dollar amount: A fixed dollar amount not to exceed the Annual withdrawal amount.

A partial withdrawal taken in the same contract year prior to enrollment in the Customized payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, you will receive the requested Customized payment plan scheduled payments. If during the course of the contract year, a scheduled payment would exceed the Annual withdrawal amount, payment will be made for an amount up to the Annual withdrawal amount and payments will be suspended for the remainder of the contract year.

If you elect the ATP exit option while the Customized payment plan is in effect and the Roll-up benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. SYSTEMATIC WITHDRAWALS MAY CAUSE EXCESS WITHDRAWALS. IF YOU WANT TO AVOID EXCESS WITHDRAWAL TREATMENT, USE THE MAXIMUM PAYMENT PLAN OR CUSTOMIZED PAYMENT PLAN.

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR CONTRACT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   you must select a date that is more than three calendar days prior to your contract date anniversary; and

..   you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected an Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract date anniversary.

                             ACCESSING YOUR MONEY

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

Systematic withdrawals are not available if the GMIB has converted to the GWBL. If you are taking systematic withdrawals at the time the GMIB converts to the GWBL, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan at the time of the conversion to the GWBL, and you will be advised to cancel this election in the Systematic withdrawal election form and in the GMIB exercise notice.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age
59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount. See "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

For contracts with GMIB, substantially equal withdrawals could cause an Excess withdrawal. See "How withdrawals affect your guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. Also, the substantially equal withdrawal program is not available if the GMIB converts to the GWBL.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected one or more guaranteed benefits, amounts withdrawn from the contract to meet RMDs will reduce the benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the account value in calculating RMD payments from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the calendar after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

                             ACCESSING YOUR MONEY

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the 10% free withdrawal amount.

If you elect systematic withdrawals AND our automatic RMD service, any RMD payment made while the systematic withdrawal program is in effect will terminate the systematic withdrawal program.

FOR CONTRACTS WITH GMIB OR GWBL. Generally, if you elect our automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, (i) (for contracts with GMIB) will reduce your guaranteed benefit bases on a dollar-for-dollar basis, but will not be treated as Excess withdrawals; (ii) (for contracts with GWBL), will not reduce your GWBL benefit base and will not be treated as Excess withdrawals.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") AND our automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through November and any scheduled December payment. If the combined automatic payment plan and RMD payments to date in that contract year are equal to or exceed the Annual withdrawal amount or Guaranteed annual withdrawal amount, the automatic payment plan will be suspended for the contract year on the date of the RMD payment. The portion of the RMD payment in excess of the Annual withdrawal amount or Guaranteed annual withdrawal amount will not be treated as an Excess withdrawal. If the combined automatic payment plan and RMD payments to date in that contract year do not exceed the Annual withdrawal amount or Guaranteed annual withdrawal amount, then during the course of the contract year, if a scheduled payment would exceed the Annual withdrawal amount or Guaranteed annual withdrawal amount, payment will be made for an amount up to the Annual withdrawal amount or Guaranteed annual withdrawal amount and additional scheduled payments will be suspended for the remainder of the contract year. Payments under the automatic payment plan will resume in the next contract year.

If you take any partial withdrawals in addition to your RMD and automatic payment plan payments, your applicable automatic payment plan will be terminated if the partial withdrawal causes an Excess withdrawal to occur. If the partial withdrawal does not cause an Excess withdrawal, it may cause a suspension of your automatic payment plan if a later scheduled payment would have caused an Excess withdrawal to occur. Any partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your benefit base(s) and Annual withdrawal amount or Guaranteed annual withdrawal amount may be reduced. See "How withdrawals affect your guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Annual withdrawal amount or Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD less all withdrawals made through November. If prior to December you make a partial withdrawal that exceeds your Annual withdrawal amount or Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

If you elect systematic withdrawals AND our automatic RMD service, any RMD payment made while the systematic withdrawal program is in effect will terminate the systematic withdrawal program. If a previous systematic withdrawal taken in a contract year had already exceeded the Annual withdrawal amount or Guaranteed annual withdrawal amount prior to a payment from our automatic RMD service, the RMD payment will not be treated as an Excess withdrawal. However, previous systematic withdrawals that exceeded the Annual withdrawal amount or Guaranteed annual withdrawal amount would be treated as Excess withdrawals.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a RMD payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed your Annual withdrawal amount.

Owners of tax-qualified contracts (IRA and QP) should consider the effect of resetting the Roll-up benefit base if RMD payments must begin before the end of the new exercise waiting period. See "Roll-up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

We will subtract your withdrawals on a pro rata basis from your account value in the variable investment options (including any amounts allocated to the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options (including any amounts allocated to the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from a Special DCA program. A partial withdrawal from a Special DCA program will terminate the program.

WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the GMIB no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

                             ACCESSING YOUR MONEY

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus. Please also see "Effect of your account value falling to zero" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of the date we receive the required information, including the GWBL (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the GMIB no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceeds your Annual withdrawal amount. For more information, please see "Effect of your account value falling to zero" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options (including the AXA Ultra Conservative Strategy investment option) within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options (including the AXA Ultra Conservative Strategy investment option).

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Series B and Series L contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made to a bank account designated by you or by check which will be mailed to you (or the payee named in a tax-free exchange) by U.S. mail, if you request that we do so subject to any charges. We can also send any payment to you by using an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization". You must annuitize or take a lump sum withdrawal by your annuity maturity date, as discussed later in this section. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits, including any Guaranteed minimum death benefit and any other guaranteed benefits, terminate. Your contract will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract issue date. Please see Appendix IX later in this Prospectus for information on state variations. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section.

In general, your periodic payment amount upon annuitization is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization, the form of the annuity payout option you elect and the annuity purchase rate to which that value is applied, as described below. Alternatively, if you have a GMIB, you may exercise your benefit in accordance with its terms provided that your account value is greater than zero on the exercise date. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed

                             ACCESSING YOUR MONEY
annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

You can currently choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit ("GMIB")" in "Contract features and benefits" earlier in this Prospectus). If the GWBL is in effect and you choose to annuitize your contract before the maturity date, the GWBL will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.

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Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here, including non-life contingent annuities. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts, as described in "Partial Annuitization" in "Tax Information", is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. You may not partially exercise your GMIB. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Partial annuitization is available until your annuity maturity date. See "How withdrawals are taken from your account value" earlier in this section.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix IX later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix IX later in this Prospectus for information on state variations.

                             ACCESSING YOUR MONEY

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically as a life annuity with period certain. Please note that the aggregate payments you would receive from this form of annuity during the period certain may be less than the lump sum payment you would receive by surrendering your contract immediately prior to annuitization. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. If GWBL is not in effect, the default payout option is the Life annuity with period certain not to exceed 10 years.

On the annuity maturity date, other than the Guaranteed withdrawal benefit for life (as discussed below), any Guaranteed minimum death benefit and any other guaranteed benefits will terminate, and will not be carried over to your annuity payout contract.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

If the GWBL is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that as of your maturity date are at least equal to the Guaranteed annual withdrawal amount that you would have received under the GWBL. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

At maturity, the annuity payout will be the higher of two amounts that are calculated as that date. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

Any death benefit you had under your contract will no longer be in effect. You will not be permitted to make any additional withdrawals.

Please see Appendix IX later in this Prospectus for variations that may apply in your state.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administrative charge

..   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit in effect under your contract: a death benefit (other than the Return of Principal death benefit); the GMIB; the GWBL; and the Earnings enhancement benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

..   Charge for third-party transfer or exchange (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, including the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same operations charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.30%
   Series CP(R):               0.35%
   Series L:                   0.35%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.20%
   Series CP(R):               0.25%
   Series L:                   0.25%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your account value on each contract date anniversary. The charge is to compensate us for the cost of providing administrative services in connection with the contract. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option (see Appendix IX later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus. Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See "Effect of your account value falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. The charge is to compensate us for the expense of processing the transfer. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as separate transfers. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from our automated programs do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix IX later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------------------------------------------------------
                         WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
----------------------------------------------------------------------------------------------------------------
                                                             1   2   3   4      5    6   7      8    9     10+
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
----------------------------------------------------------------------------------------------------------------
Series CP/SM/                                                8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(2)/
----------------------------------------------------------------------------------------------------------------
Series L                                                     8%  7%  6%  5%  0%/(3)/ --  --  --      --  --
----------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 10th and subsequent contract years following contribution.
(3)Charge does not apply in the 5th and subsequent contract years following contribution.

                             CHARGES AND EXPENSES

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix IX later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your guaranteed benefits" earlier in this Prospectus.

We may offer a version of the contract that does not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount (contributions after the first contract year are allowed in QP contracts only). The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Series B and Series L NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

CERTAIN WITHDRAWALS. If you elected the GMIB with or without the "Greater of" GMDB, beginning on the first day of the 2nd contract year we will waive any withdrawal charge for any withdrawal during the contract year up to the Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Annual withdrawal amount.

If the GWBL is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Withdrawal charges will not apply when the GMIB is exercised on the contract date anniversary following age 85.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or

                             CHARGES AND EXPENSES

   (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base.

"GREATER OF" GMDB I. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.15% of the greater of the Roll-up benefit base or the Highest Anniversary Value benefit base. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the guaranteed benefits" below for more information.

"GREATER OF" GMDB II. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.30% of the greater of the Roll-up benefit base or the Highest Anniversary Value benefit base. We reserve the right to increase the charge for this benefit up to a maximum of 2.60%.

DEATH BENEFIT UNDER CONVERTED GWBL. If your GMIB converts to the GWBL, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE If you elect the GMIB, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the GMIB, drop the GMIB, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. For the GMIB I -- Asset Allocation, the charge is equal to 1.15% of the benefit base. For the GMIB II -- Custom Selection, the charge is equal to 1.30% of the benefit base. We reserve the right to increase the charge for this benefit up to a maximum of 2.30% for the GMIB I -- Asset Allocation and 2.60% for the GMIB II -- Custom Selection. See "Fee changes for the guaranteed benefits" below for more information.

EARNINGS ENHANCEMENT BENEFIT CHARGE. If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE. If your GMIB converts to the GWBL, we deduct a charge for the GWBL that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Roll-up benefit base that we were deducting as the GMIB charge on the Conversion effective date. The dollar amount of the charge, however, may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Roll-up benefit base. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. After conversion, we deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. We reserve the right to increase the charge for this benefit up to a percentage equal to a maximum charge of 2.30% for GMIB I -- Asset Allocation or 2.60% for GMIB II -- Custom Selection. See "Fee changes for the guaranteed benefits" below for more information. If the contract is surrendered or annuitized, or a death benefit is paid or the GWBL is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. See "Guaranteed minimum income benefit charge" earlier in this section.

WHEN WE DEDUCT THESE CHARGES. We will deduct these guaranteed benefit charges from your value in the variable investment options (including the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option on a pro rata basis (see Appendix IX later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from amounts in the Special DCA program. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Although the amount of your Highest Anniversary or "Greater of" death benefit and any Earnings enhancement benefit will no longer increase after age 85, we will continue to deduct the charge for that benefit as long as it remains in effect.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See "Effect of your account value falling to zero" in "Determining your contract's value earlier in this Prospectus."

                             CHARGES AND EXPENSES

FEE CHANGES FOR THE GUARANTEED BENEFITS

We may increase or decrease the charge for the GMIB, the GWBL, the "Greater of" GMDB I and the "Greater of" GMDB II. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year, or at least 30 days following the notification date, and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rata charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping the Guaranteed minimum income benefit after issue" and "Dropping the Guaranteed withdrawal benefit for life after conversion" in "Contract features and benefits" earlier in this Prospectus.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB (OR GWBL) FEE INCREASE. In the event we increase the charge for the GMIB (or GWBL), you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB (or GWBL) fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB (or GWBL) fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB (OR GWBL) FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". If your GWBL is in effect when a fee increase is announced, you may exercise your GMIB as if it were still in effect and the same exercise rules described above will apply. In this circumstance, your GMIB will be exercised by applying the GMIB guaranteed annuity purchase factors to your GWBL benefit base as of that date.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your Roll-up benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of GMIB" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Some of the charges described above may be different for certain contract owners. Please see Appendix IX later in this Prospectus for more information.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) Series contract) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a

                             CHARGES AND EXPENSES
group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We are not liable for any payments we make or actions we take before we receive the change. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS OWNER AND JOINT OWNER, WE INTEND THESE TO BE REFERENCES
TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER AND THE GWBL IS NOT IN EFFECT, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS
APPLICABLE. UNDER CONTRACTS WITH GWBL, THE TERMS OWNER AND SUCCESSOR OWNER ARE INTENDED TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF
THE CONTRACT HAS A NON-NATURAL OWNER.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner. No death benefit will be payable upon or after the contract's Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

                           PAYMENT OF DEATH BENEFIT

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. If the contract continues, the Guaranteed minimum death benefit and charge and the GMIB and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the GMIB cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply and no additional contributions will be permitted. If the GMIB converts to the GWBL, the provisions described in this paragraph will apply at the death of the younger owner, even though the GWBL is calculated using the age of the surviving older owner.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   In general, withdrawal charges will no longer apply to contribu- tions made before your death. Withdrawal charges, if applicable, will apply if additional contributions are made.

..   The Annual Roll-up rate will operate as follows:

   -- If the original/older owner dies prior to the contract date anniversary when he/she is age 64 and withdrawals under the contract have begun, the annual roll-up rate for the contract is locked in at 4%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner dies prior to the contract date anniversary when he/she is age 64 and withdrawals under the contract have not yet begun, the annual roll-up rate will be 4% if the first withdrawal from the contract occurs prior to the contract date anniversary when the original/older owner would have been age 64 and the annual roll-up rate

                           PAYMENT OF DEATH BENEFIT
      will be 5% if the first withdrawal from the contract occurs on or after the contract date anniversary when the original/older owner would have been age 64.In either case, the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner died on or after the contract date anniversary when he/she was age 64 and withdrawals under the contract began prior to the contract date anniversary when he/she was age 64, the annual roll-up rate for the contract is locked in at 4%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner died on or after the contract date anniversary when he/she was age 64 and withdrawals under the contract began after the contract date anniversary when he/she was age 64, the annual roll-up rate for the contract would be locked in at 5%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

   -- If the original/older owner died on or after the contract date anniversary when he/she was age 64 and withdrawals under the contract had not yet begun, the annual roll-up rate for the contract would be locked in at 5%, regardless of the age of the surviving spouse or when withdrawals begin under spousal continuation, and the benefit base will roll up to age 85 of the surviving spouse.

..   The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the GMIB has converted to the GWBL, may continue as follows:


   -- If you elected the Highest Anniversary Value death benefit (either without GMIB or combined with the GMIB) and your spouse is age 80 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If you elected the Highest Anniversary Value death benefit (either without GMIB or combined with the GMIB) and your surviving spouse is age 81 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your account value.

     . The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

   -- If you elected either the "Greater of" GMDB I or "Greater of" GMDB II
      (combined with the GMIB) and your spouse is age 65 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. The next available reset will also account for any time elapsed before the election of the Spousal continuation. This does not apply to contracts in which the GMIB has converted to the GWBL.

   -- If you elected either the "Greater of" GMDB I or "Greater of" GMDB II
      (combined with the GMIB) and your surviving spouse is age 66 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your account value.

     . The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

                           PAYMENT OF DEATH BENEFIT

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value WILL BE INCREASED to equal the Guaranteed minimum death benefit base.


..   The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been pre- viously frozen because the older spouse had attained age 85, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 85. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.


..   The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit ("GMIB")" in "Contract features and benefits" earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.


..   If you convert the GMIB to the GWBL on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable, will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If the GMIB converts to the GWBL on a Single life basis, the benefit and charge will terminate.

..   If the older owner of a Joint life contract under which the GMIB converted to the GWBL dies, and the younger spouse is age 75 or younger at the time of the older spouse's death, the elected Guaranteed minimum death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse's age 85. If the surviving spouse is age 76 or older at the time of the older spouse's death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed minimum death benefit, the Earnings enhancement benefit and the GMIB continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   If the GMIB has converted to the GWBL, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix IX later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the Beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

                           PAYMENT OF DEATH BENEFIT

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If any guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If any guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The annuity account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as the Guaranteed minimum income benefits and Guaranteed minimum death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix III at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision

                                TAX INFORMATION
   does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization under a Accumulator(R) Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, GWBL Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contigent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF LIFETIME WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Guaranteed annual withdrawal amounts received after age 85 but before the Maturity Date. Payments made after the Maturity Date are discussed under "Annuity payments" above.)

EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which

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should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the issued in exchange contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic payments at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not

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issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. Inherited IRA contracts are available for all Accumulator(R) Series contracts except Series CP(R).

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.

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REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2017 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2017). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your

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   eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2
    ; or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

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If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st -- April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

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WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

                                TAX INFORMATION

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution required to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

                                TAX INFORMATION

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

                                TAX INFORMATION

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

                                TAX INFORMATION

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number, a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

                                TAX INFORMATION

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix III at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options (including the AXA Ultra Conservative Strategy investment option) for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options (including the AXA Ultra Conservative Strategy investment option) under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account No. 70 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's

                               MORE INFORMATION
general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options (including the AXA Ultra Conservative Strategy investment option). You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

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..   Contributions (and credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options (including the AXA Ultra
    Conservative Strategy investment option) will be made at the unit value next determined after receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


MISSTATEMENT OF AGE

If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, any benefits will be those which would have been purchased at the correct age. If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, and if an optional Guaranteed minimum death benefit rider would not have been issued based on the correct age: (i) the optional Guaranteed minimum death

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benefit rider will be revoked; (ii) the applicable charge for the benefit will be refunded and applied to the annuity account value of the contract, and
(iii) the Return of Principal death benefit will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any guaranteed benefit in effect will generally terminate if you change ownership of the contract. A guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual, but the contract will continue to be based on the annuitant's life. A guaranteed benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the guaranteed benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix IX later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under Federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment will terminate your benefits under the contract. All withdrawals, distributions and payments are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

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HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

HOW DIVORCE MAY AFFECT YOUR JOINT LIFE GWBL

If you have elected the GWBL on a Joint life basis and subsequently get divorced, we will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two Single life contracts.

If the division of the contract occurs before any withdrawal has been made and after the Conversion effective date, the Applicable percentage under each new contract will be adjusted to a Single life Applicable percentage for your Guaranteed annual withdrawal amount and will be based on each respective individual's age at the time of first withdrawal and any subsequent Annual Ratchet.

If the division of the contract occurs after any withdrawal has been made and after the Conversion effective date and if the Conversion effective date is a contract date anniversary prior to your 85th birthday, the Joint life Applicable percentage that was in effect at the time of the split will remain in effect for each contract.

If the division of the contract occurs after any withdrawal has been made at least thirty days after the Conversion effective date and if the Conversion effective date is the contract date anniversary following your 85th birthday, the Joint life Applicable percentage that was in effect at the time of the split will remain in effect for each contract. The Joint Life Applicable percentage that was in effect may increase at the time an Annual Ratchet occurs based on each respective individual's age under their respective new contract.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the con- tract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

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DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the

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sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
AXIO
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Tennessee Brokerage Inc.
Girard Securities, Inc.
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Harbour Investments
Hilltop Securities
Independent Financial Group, LLC
Investors Capital Corporation
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Parkland Securities, LLC (part of Sigma)
PlanMember
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

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Appendix I: Condensed financial information

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016.



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                                         FOR THE YEAR ENDING DECEMBER 31,
                                         -------------------------------
                                          2016     2015    2014    2013
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1290 VT SOCIALLY RESPONSIBLE
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   Unit value                            $ 18.70  $ 17.23 $ 17.38 $ 15.50
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   Number of units outstanding (000's)        43       41      31      28
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AXA 400 MANAGED VOLATILITY
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   Unit value                            $ 14.42  $ 12.21 $ 12.77 $ 11.89
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   Number of units outstanding (000's)       328      193     118      63
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AXA 500 MANAGED VOLATILITY
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   Unit value                            $ 14.62  $ 13.34 $ 13.46 $ 12.12
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   Number of units outstanding (000's)       486      251     149      93
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AXA 2000 MANAGED VOLATILITY
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   Unit value                            $ 14.29  $ 12.02 $ 12.83 $ 12.49
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   Number of units outstanding (000's)       207      159     102      47
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AXA BALANCED STRATEGY
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   Unit value                            $ 14.98  $ 14.32 $ 14.61 $ 14.18
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   Number of units outstanding (000's)    20,286   20,445  20,568  19,711
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AXA CONSERVATIVE GROWTH STRATEGY
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   Unit value                            $ 14.07  $ 13.58 $ 13.82 $ 13.49
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   Number of units outstanding (000's)     7,914    7,991   8,046   7,914
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AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------
   Unit value                            $ 12.06  $ 11.88 $ 12.06 $ 11.91
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   Number of units outstanding (000's)     5,116    5,552   5,505   5,664
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AXA GLOBAL EQUITY MANAGED VOLATILITY
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   Unit value                            $ 28.41  $ 27.55 $ 28.40 $ 28.30
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   Number of units outstanding (000's)       138      128     128     127
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AXA GROWTH STRATEGY
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   Unit value                            $ 17.32  $ 16.23 $ 16.61 $ 15.93
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   Number of units outstanding (000's)    23,412   22,020  19,691  17,352
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AXA INTERNATIONAL CORE MANAGED VOLATILITY
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   Unit value                            $ 14.32  $ 14.48 $ 15.33 $ 16.57
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   Number of units outstanding (000's)       244      268     243     113
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AXA INTERNATIONAL MANAGED VOLATILITY
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   Unit value                            $ 10.16  $ 10.30 $ 10.70 $ 11.58
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   Number of units outstanding (000's)       166      146      80      32
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                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



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                                         FOR THE YEAR ENDING DECEMBER 31,
                                         -------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
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   Unit value                            $ 20.10  $ 18.54 $ 18.72 $ 16.99
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   Number of units outstanding (000's)       196      189     183      97
-------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $ 22.74  $ 21.83 $ 21.26 $ 19.39
-------------------------------------------------------------------------
   Number of units outstanding (000's)       303      295     267     167
-------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $ 17.76  $ 15.60 $ 16.47 $ 14.87
-------------------------------------------------------------------------
   Number of units outstanding (000's)       374      328     326     163
-------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $ 24.42  $ 21.03 $ 22.08 $ 20.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)       224      172     142     110
-------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------
   Unit value                            $ 16.42  $ 15.54 $ 15.87 $ 15.31
-------------------------------------------------------------------------
   Number of units outstanding (000's)    26,293   25,461  24,682  23,474
-------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------
   Unit value                            $ 10.10  $ 10.09 $ 10.23 $ 10.17
-------------------------------------------------------------------------
   Number of units outstanding (000's)    13,003    2,768     155      12
-------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------
   Unit value                            $ 11.50  $ 11.23 $ 11.45 $ 11.07
-------------------------------------------------------------------------
   Number of units outstanding (000's)     4,614    3,867   2,698   1,511
-------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $ 26.30  $ 23.67 $ 24.70 $ 24.16
-------------------------------------------------------------------------
   Number of units outstanding (000's)       180      199     197     200
-------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $ 23.52  $ 23.62 $ 23.63 $ 23.06
-------------------------------------------------------------------------
   Number of units outstanding (000's)       231      232     240     239
-------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $ 13.42  $ 12.31 $ 12.87 $ 12.27
-------------------------------------------------------------------------
   Number of units outstanding (000's)       218      203     220     179
-------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $ 15.84  $ 12.86 $ 13.94 $ 13.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)       230      227     218     214
-------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $ 11.49  $ 10.63 $ 11.08 $ 10.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)       262      267     261     229
-------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------
   Unit value                            $ 19.59  $ 20.74 $ 22.24 $ 22.69
-------------------------------------------------------------------------
   Number of units outstanding (000's)       239      233     210     212
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-------------------------------------------------------------------------
   Unit value                            $18.45   $17.50  $15.90  $14.94
-------------------------------------------------------------------------
   Number of units outstanding (000's)      141       66      56      63
-------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $14.16   $12.67  $13.15  $12.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)       92       88      98      66
-------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $11.53   $11.09  $11.54  $11.57
-------------------------------------------------------------------------
   Number of units outstanding (000's)      333      324     307     268
-------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
-------------------------------------------------------------------------
   Unit value                            $11.56   $11.38  $11.60  $11.48
-------------------------------------------------------------------------
   Number of units outstanding (000's)      111      125     127     135
-------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $ 6.39   $ 5.92  $ 6.38  $ 6.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)      522      490     421     404
-------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $18.08   $14.63  $17.06  $18.22
-------------------------------------------------------------------------
   Number of units outstanding (000's)      306      295     242     215
-------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $ 4.11   $ 3.68  $ 3.80  $ 3.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)      649      675     677     721
-------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------
   Unit value                            $21.84   $20.41  $20.29  $18.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)      104      102     102     112
-------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------
   Unit value                            $10.76   $10.75  $10.85  $10.73
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,787    1,575   1,432   1,332
-------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $11.36   $11.44  $12.04  $12.10
-------------------------------------------------------------------------
   Number of units outstanding (000's)      161      170     170     176
-------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-------------------------------------------------------------------------
   Unit value                            $10.88   $10.97  $11.07  $11.05
-------------------------------------------------------------------------
   Number of units outstanding (000's)      716      689     717     718
-------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-------------------------------------------------------------------------
   Unit value                            $17.90   $15.45  $16.68  $15.52
-------------------------------------------------------------------------
   Number of units outstanding (000's)      249      293     280     103
-------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $22.96   $19.14  $19.85  $17.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)      164       88      69      52
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $ 7.17   $ 7.12  $ 7.20  $ 7.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)      456      394     337     313
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.61   $ 9.73  $ 9.86  $ 9.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      853      522     629     817
-------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $14.21   $14.40  $14.14  $14.07
-------------------------------------------------------------------------
   Number of units outstanding (000's)      270      255     216     177
-------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.05   $ 8.99  $ 9.13  $ 9.26
-------------------------------------------------------------------------
   Number of units outstanding (000's)      100      104     105     129
-------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $10.98   $10.99  $11.11  $10.94
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,286    1,194   1,058     934
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $11.23   $11.23  $10.32  $ 9.63
-------------------------------------------------------------------------
   Number of units outstanding (000's)      709      659     545     545
-------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------
   Unit value                            $ 3.63   $ 3.34  $ 3.43  $ 3.04
-------------------------------------------------------------------------
   Number of units outstanding (000's)      653      555     462     351
-------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                            $19.05   $18.66  $18.18  $16.65
-------------------------------------------------------------------------
   Number of units outstanding (000's)      381      360     287     248
-------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------
   Unit value                            $13.73   $13.55  $13.72  $13.39
-------------------------------------------------------------------------
   Number of units outstanding (000's)    3,463    3,235   3,008   2,673
-------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $22.01   $20.89  $21.49  $20.76
-------------------------------------------------------------------------
   Number of units outstanding (000's)      417      428     330     266
-------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $24.31   $20.68  $22.18  $21.34
-------------------------------------------------------------------------
   Number of units outstanding (000's)      276      230     198     169
-------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $24.48   $22.77  $21.70  $19.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)      250      225     195     166
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016.



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------
   Unit value                            $13.25   $12.25  $12.41  $11.11
-------------------------------------------------------------------------
   Number of units outstanding (000's)        4        4       2       2
-------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $14.20   $12.07  $12.67  $11.85
-------------------------------------------------------------------------
   Number of units outstanding (000's)       80       74      38      21
-------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $14.39   $13.18  $13.36  $12.07
-------------------------------------------------------------------------
   Number of units outstanding (000's)      116       87      48      24
-------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $14.07   $11.88  $12.73  $12.45
-------------------------------------------------------------------------
   Number of units outstanding (000's)       43       39      30      11
-------------------------------------------------------------------------
AXA BALANCED STRATEGY
-------------------------------------------------------------------------
   Unit value                            $14.53   $13.94  $14.28  $13.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,077    1,120     890     564
-------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-------------------------------------------------------------------------
   Unit value                            $13.64   $13.22  $13.51  $13.24
-------------------------------------------------------------------------
   Number of units outstanding (000's)      573      587     503     399
-------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------
   Unit value                            $11.69   $11.57  $11.79  $11.69
-------------------------------------------------------------------------
   Number of units outstanding (000's)      326      222     359     132
-------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $20.06   $19.53  $20.22  $20.22
-------------------------------------------------------------------------
   Number of units outstanding (000's)       21       24      21      13
-------------------------------------------------------------------------
AXA GROWTH STRATEGY
-------------------------------------------------------------------------
   Unit value                            $16.79   $15.80  $16.23  $15.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,757    2,648   2,009   1,148
-------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $11.41   $11.58  $12.32  $13.37
-------------------------------------------------------------------------
   Number of units outstanding (000's)       48       44      43      18
-------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $10.00   $10.18  $10.62  $11.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)      130      126      97      58
-------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $14.50   $13.43  $13.62  $12.41
-------------------------------------------------------------------------
   Number of units outstanding (000's)       55       46      33       8
-------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $24.49   $23.61  $23.09  $21.14
-------------------------------------------------------------------------
   Number of units outstanding (000's)       56       61      78      34
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $19.46   $17.16  $18.19  $16.49
-------------------------------------------------------------------------
   Number of units outstanding (000's)       68       70      67      16
-------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $25.43   $21.99  $23.19  $21.28
-------------------------------------------------------------------------
   Number of units outstanding (000's)       34       33      25      14
-------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------
   Unit value                            $15.92   $15.13  $15.51  $15.03
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,589    2,615   2,048   1,137
-------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------
   Unit value                            $ 9.89   $ 9.92  $10.09  $10.07
-------------------------------------------------------------------------
   Number of units outstanding (000's)    8,144    1,060      61      --
-------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------
   Unit value                            $11.32   $11.10  $11.36  $11.03
-------------------------------------------------------------------------
   Number of units outstanding (000's)      870      960     714     334
-------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $31.02   $28.03  $29.37  $28.85
-------------------------------------------------------------------------
   Number of units outstanding (000's)       19       21      26      13
-------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $16.20   $16.33  $16.41  $16.08
-------------------------------------------------------------------------
   Number of units outstanding (000's)       32       36      44      29
-------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $12.87   $11.86  $12.44  $11.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)       10       11      12      10
-------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $15.19   $12.38  $13.47  $13.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)       50       50      59      34
-------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $11.05   $10.27  $10.74  $10.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)       16       17      17       1
-------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------
   Unit value                            $18.68   $19.87  $21.38  $21.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)       31       29      36      14
-------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-------------------------------------------------------------------------
   Unit value                            $18.06   $17.20  $15.69  $14.80
-------------------------------------------------------------------------
   Number of units outstanding (000's)       15        6       1      --
-------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $13.58   $12.20  $12.72  $11.79
-------------------------------------------------------------------------
   Number of units outstanding (000's)       35       26      17       6
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------
   Unit value                            $11.06   $10.68  $11.16  $11.23
-------------------------------------------------------------------------
   Number of units outstanding (000's)       35       37      27      18
-------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
-------------------------------------------------------------------------
   Unit value                            $27.01   $26.70  $27.33  $27.16
-------------------------------------------------------------------------
   Number of units outstanding (000's)        3        3       7       5
-------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $10.30   $ 9.58  $10.38  $10.84
-------------------------------------------------------------------------
   Number of units outstanding (000's)       53       53      31      22
-------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $22.15   $17.99  $21.07  $22.59
-------------------------------------------------------------------------
   Number of units outstanding (000's)      365      532      52      78
-------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $ 9.37   $ 8.44  $ 8.73  $ 8.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)       34       32      31      21
-------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------
   Unit value                            $19.66   $18.45  $18.41  $16.95
-------------------------------------------------------------------------
   Number of units outstanding (000's)       38       35      27      25
-------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------
   Unit value                            $13.23   $13.27  $13.45  $13.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)      187      166     169     127
-------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $10.86   $10.97  $11.60  $11.70
-------------------------------------------------------------------------
   Number of units outstanding (000's)       11       11       9       5
-------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-------------------------------------------------------------------------
   Unit value                            $18.23   $18.46  $18.70  $18.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)       31       32      27      17
-------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-------------------------------------------------------------------------
   Unit value                            $17.07   $14.79  $16.04  $14.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)       40       49      53       9
-------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $23.46   $19.64  $20.44  $18.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)       27       20      13       5
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $15.40   $15.37  $15.60  $16.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)       37       31      31      21
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $24.20   $24.61  $25.04  $25.47
-------------------------------------------------------------------------
   Number of units outstanding (000's)       97       90      76      35
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $13.63   $13.86  $13.67  $13.66
-------------------------------------------------------------------------
   Number of units outstanding (000's)       54       61      59      48
-------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.89   $ 9.86  $10.06  $10.25
-------------------------------------------------------------------------
   Number of units outstanding (000's)       10        7       9       8
-------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $15.36   $15.44  $15.67  $15.49
-------------------------------------------------------------------------
   Number of units outstanding (000's)      117      125      93      68
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $26.16   $26.26  $24.23  $22.69
-------------------------------------------------------------------------
   Number of units outstanding (000's)       42       38      23      12
-------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------
   Unit value                            $ 8.59   $ 7.93  $ 8.18  $ 7.27
-------------------------------------------------------------------------
   Number of units outstanding (000's)       76       67      29       1
-------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                            $78.16   $76.86  $75.19  $69.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)       15       15      10       4
-------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------
   Unit value                            $13.85   $13.73  $13.95  $13.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)      547      663     482     508
-------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $16.89   $16.09  $16.62  $16.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)      130      135      88      41
-------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $21.29   $18.18  $19.59  $18.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)      378       68      63      41
-------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $19.70   $18.39  $17.60  $15.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)       64       56      32      16
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Examples of automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Automatic payment plans" under "Accessing your money" earlier in this Prospectus. The examples assume a $100,000 allocation to the investment options with assumed investment performance of 0%. The examples show how the different automatic payment plans can be used without reducing your Roll-up benefit base. The examples also show the effect of withdrawals on the Highest Anniversary Value benefit base used to calculate the Roll-up benefit base. Also, the examples are based on the Roll-up rate shown below and assume that the Roll-up benefit base does not reset.

MAXIMUM PAYMENT

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amount as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amount for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year Roll-up benefit base" by the "Roll-up rate." In contract year 4, the "Beginning of year Roll-up benefit base" is calculated by multiplying the "Beginning of year Roll-up benefit base" from year 3 by the "Roll-up rate" and subtracting from that total the year 3 "Withdrawal" amount.

------------------------------------------------------------------------------------------------
                   BEGINNING OF YEAR              PERCENT OF ROLL-UP BENEFIT HIGHEST ANNIVERSARY
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE WITHDRAWAL       BASE WITHDRAWN       VALUE BENEFIT BASE
------------------------------------------------------------------------------------------------
 1    5.00%/(a)/     $     100,000       $    0             0.00%                 $100,000
------------------------------------------------------------------------------------------------
 2    5.00%/(a)/     $     105,000       $    0             0.00%                 $100,000
------------------------------------------------------------------------------------------------
 3    5.00%/(b)/     $     110,250       $5,513             5.00%                 $ 94,488
------------------------------------------------------------------------------------------------
 4    5.00%/(b)/     $110,250/(c)/       $5,513             5.00%                 $ 88,975
------------------------------------------------------------------------------------------------

(a)This is the Deferral Roll-up rate.
(b)This is the Annual Roll-up rate in effect if withdrawals begin after the contract date anniversary when the owner is age 64.
(c)The "Beginning of year Roll-up benefit base" in contract year 4 is calculated as follows: $110,250 = $110,250 x (1+0.05) - $5,513

CUSTOMIZED PAYMENT PLANS

FIXED PERCENTAGE OF 4%

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a withdrawal percentage that is fixed at 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year Roll-up benefit base" by 4.0%.

------------------------------------------------------------------------------------------------
                   BEGINNING OF YEAR              PERCENT OF ROLL-UP BENEFIT HIGHEST ANNIVERSARY
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE WITHDRAWAL       BASE WITHDRAWN       VALUE BENEFIT BASE
------------------------------------------------------------------------------------------------
 1    5.00%/(a)/     $     100,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 2    5.00%/(a)/     $     105,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 3    5.00%/(b)/     $     110,250       $4,410           4.00%/(c)/              $ 95,590
------------------------------------------------------------------------------------------------
 4    5.00%/(b)/     $111,353/(d)/       $4,454           4.00%/(c)/              $ 91,136
------------------------------------------------------------------------------------------------

(a)This is the Deferral Roll-up rate.
(b)This is the Annual Roll-up rate in effect if withdrawals begin after the contract date anniversary when the owner is age 64.
(c)In contract years 3 and 4, the contract owner received withdrawal amounts of 4.0% even though the Annual Roll-up rate was greater.
(d)The "Beginning of year Roll-up benefit base" in contract year 4 is calculated as follows: $111,353 = $110,250 x (1+0.05) - $4,410

FIXED DOLLAR OF $5,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $5,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year Roll-up benefit base" by the "Percent of Roll-up benefit base withdrawn."

------------------------------------------------------------------------------------------------
                   BEGINNING OF YEAR              PERCENT OF ROLL-UP BENEFIT HIGHEST ANNIVERSARY
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE WITHDRAWAL       BASE WITHDRAWN       VALUE BENEFIT BASE
------------------------------------------------------------------------------------------------
 1    5.00%/(a)/     $     100,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 2    5.00%/(a)/     $     105,000       $    0                0.00%              $100,000
------------------------------------------------------------------------------------------------
 3    5.00%/(b)/     $     110,250       $5,000           4.54%/(c)/              $ 95,000
------------------------------------------------------------------------------------------------
 4    5.00%/(b)/     $110,763/(d)/       $5,000           4.51%/(c)/              $ 90,000
------------------------------------------------------------------------------------------------

(a)This is the Deferral Roll-up rate.
(b)This is the Annual Roll-up rate in effect if withdrawals begin after the contract date anniversary when the owner is age 64.
(c)In contract years 3 and 4, the contract owner received withdrawal amounts less than 5.0% even though the Annual Roll-up rate was 5%.
(d)The "Beginning of year Roll-up benefit base" in contract year 4 is calculated as follows: $110,763 = $110,250 x (1+0.05) - $5,000

               APPENDIX II: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix III: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Accumulator(R) Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of an Accumulator(R) Series QP contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Only one additional transfer contribution may be made per contract year. The maximum aggregate contributions for any contract year is 100% of first-year contributions.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider:

..   whether RMDs the plan administrator must take under QP contracts would cause withdrawals in excess of the GMIB Roll-up benefit base (5% or 4%, as applicable);

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the GMIB is automatically exercised as a result of either the no lapse guarantee, or requested due to a fee increase, payments will be made to the plan trust and may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                                     III-1

            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples

--------------------------------------------------------------------------------

The following illustrates the Guaranteed benefit base calculations. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), with no additional contributions, the Guaranteed benefit base(s) for an owner age 65 would be calculated as follows:


                                                                         HIGHEST
                                                           RETURN OF   ANNIVERSARY       HIGHEST
                                                           PRINCIPAL      VALUE        ANNIVERSARY
                ASSUMED                                      DEATH     BENEFIT BASE       VALUE
END OF CONTRACT   NET                ACCOUNT                BENEFIT      (WITHOUT      BENEFIT BASE       ROLL-UP
     YEAR       RETURN  ROLL-UP RATE  VALUE   WITHDRAWAL     BASE         GMIB)        (WITH GMIB)      BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------
       1           3%        5%      $103,000   $    0   $100,000/(1)/   $103,000/(3)/   $103,000/(3)/   $105,000
------------------------------------------------------------------------------------------------------------------------
       2           9%        5%      $112,270   $    0   $100,000/(1)/   $112,270/(3)/   $112,270/(3)/   $112,270/(8)/
------------------------------------------------------------------------------------------------------------------------
       3         (2)%        5%      $110,025   $    0   $100,000/(1)/   $112,270/(4)/   $112,270/(4)/   $117,884
------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws annual withdrawal amount
       4           2%        5%      $106,332   $5,894   $ 94,748/(2)/   $106,374/(5)/   $106,376/(6)/   $117,884/(9)/
------------------------------------------------------------------------------------------------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,894

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
       4           2%        5%      $104,226   $8,000   $ 92,872/(2)/   $104,267/(5)/   $104,380/(7)/   $115,672/(10)/
------------------------------------------------------------------------------------------------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,784





END OF CONTRACT  "GREATER OF"
     YEAR            GMDB
--------------------------------
       1          $105,000/(11)/
--------------------------------
       2          $112,270/(12)/
--------------------------------
       3          $117,884/(11)/
--------------------------------

Alternative #1: Client withdraws annual withdrawal amount
       4          $117,884/(11)/
--------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,894

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
       4          $115,672/(11)/
--------------------------------

YEAR 5 ANNUAL WITHDRAWAL AMOUNT:        $5,784

The account values for contract years 1 through 4 are based on hypothetical rates of return of 3.0%, 9.0%, (2.0)%, and 2.0%. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results. Please note that the Excess withdrawal in the example below does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

ACCOUNT VALUE

For example, at the end of contract year 4, the account value is calculated as:
$110,025 x (1+2.0%) = $112,226; $112,226 - $5,894 = $106,332.

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 3, the Return of Principal death benefit base is equal to the initial contribution, $100,000.

(2)At the end of contract year 4, the Return of Principal death benefit base is reduced by the withdrawal on a pro-rata basis. For example, under Alternative #1, the withdrawal amount of $5,894 equals 5.252% of the account value ($5,894 / $112,226 = 5.252%), and the benefit base would be reduced by 5.252%; $100,000 x (1 - 5.252%) = $94,748.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(3)At the end of contract years 1 and 2, the Highest Anniversary Value benefit base is equal to the current account value. For example, at the end of contract year 2, Highest Anniversary Value benefit base equals the account value of $112,270.

(4)At the end of contract year 3, the Highest Anniversary Value benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current account value.
   For example, at the end of contract year 3, Highest Anniversary Value benefit base equals the Highest Anniversary Value benefit base at the end of year 2 of $112,270.

(5)At the end of contract year 4, the Highest Anniversary Value benefit is reduced by the withdrawal on a pro-rata basis if GMIB is not elected. Under Alternative #1, the withdrawal amount of $5,894 equals 5.252% of the account value ($5,894 / $112,226 = 5.252%), and the Highest Anniversary Value benefit base would be reduced by 5.252%; $112,270 x (1 - 5.252%) = $106,374.
   Under Alternative #2, the withdrawal amount of $8,000 equals 7.128% of the account value ($8,000 / $112,226 = 7.128%), and the Highest Anniversary Value benefit base would be reduced by 7.128%; $112,270 x (1 - 7.128%) = $104,267.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

(6)Under Alternative #1, at the end of contract year 4, the Highest Anniversary Value benefit base is reduced by the withdrawal on a dollar-for-dollar basis if GMIB is elected. Highest Anniversary Value benefit base is equal to the greater of the account value after withdrawal $106,332, and $106,376 [= $112,270 (the Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,894 (Withdrawal amount)]

(7)Under Alternative #2, at the end of contract year 4, the Highest Anniversary Value benefit base is first reduced by the Annual withdrawal amount if GMIB is elected: ($112,270 - $5,894 = $106,376). Then it is further reduced on a pro-rata basis by the withdrawal in excess of the Annual withdrawal amount. The withdrawal in excess of the Annual withdrawal amount is 1.877% of the account value [($8,000 - $5,894) / $112,226 = 1.877%] and the benefit base would be reduced by 1.877%: $106,376 (Highest Anniversary Value benefit base after the Annual withdrawal amount) - $1,996 (1.877% x $106,376) = $104,380.

ROLL-UP BENEFIT BASE (FOR GMIB AND "GREATER OF" GMDB)

In the example, the first withdrawal is made in contract year 4. The Deferral Roll-up rate is applied in year 1 through 3 before the first withdrawal. In contract year 4, the Annual Roll-up rate is applied. Both the Deferral Roll-up rate and the Annual Roll-up rate are 5%. At the end of contract year 1, the Roll-up benefit base is equal to the initial contribution plus the Deferral Roll-up amount. At the end of contract years 2 through 3, the Roll-up benefit base is equal to the account value, if higher than the previous year's Roll-up benefit base plus the Deferral Roll-up amount. At the end of contract year 4, the Roll-up benefit base is equal to the previous year's Roll-up benefit base plus the Annual Roll-up amount.

For example, at the end of contract year 2, Roll-up benefit base = $110,250 [= $105,000 (the Roll-up benefit base as of the last contract date anniversary) + $105,000 x 5.00% (the Deferral Roll-up amount)]

(8)At the end of contract year 2, the Roll-up benefit base is reset to the current account value. At the end of contract year 2, the Roll-up benefit base equals Account Value of $112,270.

(9)Under Alternative #1, at the end of contract year 4, the Roll-up benefit base is equal to $117,884 (the Roll-up benefit base as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit base neither decreases nor increases.

(10)Under Alternative #2, at the end of contract year 4, the Roll-up benefit base is reduced on a pro-rata basis by the withdrawal amount in excess of the Annual withdrawal amount. The withdrawal in excess of the Annual withdrawal amount is 1.877% of the account value [($8,000 - $5,894) / $112,226 =1.877%] and the benefit base would be reduced by 1.877%: $117,884 (the Roll-up benefit bases as of the last contract date anniversary) - $2,212 (1.877% x $117,884) = $115,672. The Annual withdrawal amount $5,894 does not reduce your Roll-up benefit base.

"GREATER OF" GMDB BENEFIT BASE

The "Greater of" GMDB benefit base is the greater of (i) the Roll-up benefit base and (ii) the Highest Anniversary Value benefit base.

(11)At the end of contract years 1 and 3 through 4, the "Greater of" GMDB benefit base is based on the Roll-up benefit base. For example, at the end of contract year 3, the "Greater of" GMDB benefit base equals the Roll-up benefit base of $117,884.

(12)At the end of contract year 2, the "Greater of" GMDB benefit base is based on the Highest Anniversary Value benefit base. For example, at the end of contract year 2, the "Greater of" GMDB benefit base equals the Highest Anniversary Value benefit base of $112,270.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of" GMDB II, the Earnings enhancement benefit and the GMIB, including the conversion to the GWBL on the contract date anniversary following age 85, under certain hypothetical circumstances for Series B, Series CP(R) and Series L contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.36)% and 3.64% for Series B contracts; (2.71)% and 3.29% for Series CP(R) contracts; and (2.76)% and 3.24% for Series L contracts at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the "Greater of" GMDB, the Earnings enhancement benefit, the GMIB and GWBL features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" GMDB II charge, the Earnings enhancement benefit charge, the GMIB II charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual GMIB" for ages 85 and under reflect the lifetime income that would be guaranteed if the GMIB II is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual GMIB" columns indicates that the contract has terminated due to insufficient account value. However, the GMIB II has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under "GWBL Benefit Base" reflect the amount used in calculating the amount payable under the GWBL, and the values shown under "Guaranteed Annual Withdrawal Amount" reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit, "GWBL benefit" and/or "Guaranteed Annual Withdrawal Amount" columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.52%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   "GREATER OF" GMDB II
   EARNINGS ENHANCEMENT BENEFIT
   GMIB II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GWBL AT AGE 85


------------------------------------------------------------------------------------------------------
                                                                 TOTAL DEATH BENEFIT  LIFETIME ANNUAL
    CONTRACT                                                      WITH EARNINGS            GMIB:
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   "GREATER OF" GMDB II ENHANCEMENT BENEFIT GUARANTEED INCOME
------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%        0%        6%          0%       6%
------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000   100,000   100,000     N/A         N/A
------------------------------------------------------------------------------------------------------
61      1     94,568 100,547 87,568  93,547 105,000    105,000   107,000   107,000     N/A         N/A
------------------------------------------------------------------------------------------------------
62      2     89,147 100,976 82,147  93,976 110,250    110,250   114,350   114,350     N/A         N/A
------------------------------------------------------------------------------------------------------
63      3     83,728 101,275 77,728  95,275 115,763    115,763   122,068   122,068     N/A         N/A
------------------------------------------------------------------------------------------------------
64      4     78,306 101,434 72,306  95,434 121,551    121,551   130,171   130,171     N/A         N/A
------------------------------------------------------------------------------------------------------
65      5     72,872 101,440 67,872  96,440 127,628    127,628   138,679   138,679     N/A         N/A
------------------------------------------------------------------------------------------------------
66      6     67,419 101,280 64,419  98,280 134,010    134,010   147,613   147,613     N/A         N/A
------------------------------------------------------------------------------------------------------
67      7     61,939 100,941 60,939  99,941 140,710    140,710   156,994   156,994     N/A         N/A
------------------------------------------------------------------------------------------------------
68      8     56,424 100,408 56,424 100,408 147,746    147,746   166,844   166,844     N/A         N/A
------------------------------------------------------------------------------------------------------
69      9     50,866  99,665 50,866  99,665 155,133    155,133   177,186   177,186     N/A         N/A
------------------------------------------------------------------------------------------------------
70     10     45,227  98,696 45,227  98,696 162,889    162,889   188,045   188,045   5,903       5,903
------------------------------------------------------------------------------------------------------
75     15     15,955  89,810 15,955  89,810 207,893    207,893   251,050   251,050   8,498       8,498
------------------------------------------------------------------------------------------------------
80     20          0  72,144      0  72,144       0    265,330         0   331,462     N/A/(2)/ 12,408
------------------------------------------------------------------------------------------------------
85     25          0  42,165      0  42,165       0    338,635         0   404,767     N/A/(2)/ 18,403
------------------------------------------------------------------------------------------------------

AFTER CONVERSION OF THE GMIB II TO THE GWBL AT AGE 85


-------------------------------------------------------------------------------------------------------------------
                                                              TOTAL DEATH BENEFIT
     CONTRACT                                                 WITH THE EARNINGS    GWBL BENEFIT  GUARANTEED ANNUAL
AGE    YEAR   ACCOUNT VALUE  CASH VALUE "GREATER OF" GMDB II  ENHANCEMENT BENEFIT     BASE       WITHDRAWAL AMOUNT
-------------------------------------------------------------------------------------------------------------------
              0%      6%     0%    6%   0%         6%         0%         6%        0%     6%     0%        6%
-------------------------------------------------------------------------------------------------------------------
85      25    0     42,165   0   42,165 0        338,635      0        404,767     0    338,635  0       16,932
-------------------------------------------------------------------------------------------------------------------
90      30    0      2,451   0    2,451 0        338,635      0        404,767     0    338,635  0       16,932
-------------------------------------------------------------------------------------------------------------------
95      35    0          0   0        0 0              0      0              0     0    338,635  0       16,932
-------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(1)Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. Hypothetical Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating both Guaranteed Income and Hypothetical Income. Based on the assumption of either 0% or 6% returns, the income produced in this example for both Guaranteed Income and Hypothetical Income is equal.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   "GREATER OF" GMDB II
   EARNINGS ENHANCEMENT BENEFIT
   GMIB II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GWBL AT AGE 85


-----------------------------------------------------------------------------------------------------
                                                                TOTAL DEATH BENEFIT  LIFETIME ANNUAL
    CONTRACT                                                     WITH EARNINGS            GMIB:
AGE   YEAR    ACCOUNT VALUE   CASH VALUE   "GREATER OF" GMDB II ENHANCEMENT BENEFIT GUARANTEED INCOME
-----------------------------------------------------------------------------------------------------
               0%      6%      0%     6%     0%         6%        0%        6%          0%       6%
-----------------------------------------------------------------------------------------------------
60      0    103,000 103,000 95,000 95,000 100,000    100,000   100,000   100,000     N/A         N/A
-----------------------------------------------------------------------------------------------------
61      1     97,128 103,286 89,128 95,286 105,000    105,000   107,000   107,000     N/A         N/A
-----------------------------------------------------------------------------------------------------
62      2     91,299 103,445 83,299 95,445 110,250    110,250   114,350   114,350     N/A         N/A
-----------------------------------------------------------------------------------------------------
63      3     85,504 103,464 78,504 96,464 115,763    115,763   122,068   122,068     N/A         N/A
-----------------------------------------------------------------------------------------------------
64      4     79,735 103,334 73,735 97,334 121,551    121,551   130,171   130,171     N/A         N/A
-----------------------------------------------------------------------------------------------------
65      5     73,984 103,041 68,984 98,041 127,628    127,628   138,679   138,679     N/A         N/A
-----------------------------------------------------------------------------------------------------
66      6     68,243 102,575 64,243 98,575 134,010    134,010   147,613   147,613     N/A         N/A
-----------------------------------------------------------------------------------------------------
67      7     62,503 101,920 59,503 98,920 140,710    140,710   156,994   156,994     N/A         N/A
-----------------------------------------------------------------------------------------------------
68      8     56,755 101,064 54,755 99,064 147,746    147,746   166,844   166,844     N/A         N/A
-----------------------------------------------------------------------------------------------------
69      9     50,990  99,990 49,990 98,990 155,133    155,133   177,186   177,186     N/A         N/A
-----------------------------------------------------------------------------------------------------
70     10     45,170  98,683 45,170 98,683 162,889    162,889   188,045   188,045   5,903       5,903
-----------------------------------------------------------------------------------------------------
75     15     15,359  88,023 15,359 88,023 207,893    207,893   251,050   251,050   8,498       8,498
-----------------------------------------------------------------------------------------------------
80     20          0  68,531      0 68,531       0    265,330         0   331,462     N/A/(2)/ 12,408
-----------------------------------------------------------------------------------------------------
85     25          0  36,821      0 36,821       0    338,635         0   404,767     N/A/(2)/ 18,403
-----------------------------------------------------------------------------------------------------

AFTER CONVERSION OF THE GMIB II TO THE GWBL AT AGE 85


------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL DEATH BENEFIT
     CONTRACT                                                 WITH THE EARNINGS                       GUARANTEED ANNUAL
AGE    YEAR   ACCOUNT VALUE  CASH VALUE "GREATER OF" GMDB II  ENHANCEMENT BENEFIT  GWBL BENEFIT BASE  WITHDRAWAL AMOUNT
------------------------------------------------------------------------------------------------------------------------
              0%      6%     0%    6%   0%         6%         0%         6%        0%        6%       0%        6%
------------------------------------------------------------------------------------------------------------------------
85      25    0     36,821   0   36,821 0        338,635      0        404,767     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------
90      30    0          0   0        0 0              0      0              0     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(1)Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. Hypothetical Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating both Guaranteed Income and Hypothetical Income. Based on the assumption of either 0% or 6% returns, the income produced in this example for both Guaranteed Income and Hypothetical Income is equal.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   "GREATER OF" GMDB II
   EARNINGS ENHANCEMENT BENEFIT
   GMIB II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GWBL AT AGE 85


-----------------------------------------------------------------------------------------------------
                                                                TOTAL DEATH BENEFIT  LIFETIME ANNUAL
    CONTRACT                                                     WITH EARNINGS            GMIB:
AGE   YEAR    ACCOUNT VALUE   CASH VALUE   "GREATER OF" GMDB II ENHANCEMENT BENEFIT GUARANTEED INCOME
-----------------------------------------------------------------------------------------------------
               0%      6%      0%     6%     0%         6%        0%        6%          0%       6%
-----------------------------------------------------------------------------------------------------
60      0    100,000 100,000 92,000 92,000 100,000    100,000   100,000   100,000     N/A         N/A
-----------------------------------------------------------------------------------------------------
61      1     94,170 100,149 86,170 92,149 105,000    105,000   107,000   107,000     N/A         N/A
-----------------------------------------------------------------------------------------------------
62      2     88,384 100,165 81,384 93,165 110,250    110,250   114,350   114,350     N/A         N/A
-----------------------------------------------------------------------------------------------------
63      3     82,634 100,039 76,634 94,039 115,763    115,763   122,068   122,068     N/A         N/A
-----------------------------------------------------------------------------------------------------
64      4     76,911  99,758 71,911 94,758 121,551    121,551   130,171   130,171     N/A         N/A
-----------------------------------------------------------------------------------------------------
65      5     71,208  99,312 71,208 99,312 127,628    127,628   138,679   138,679     N/A         N/A
-----------------------------------------------------------------------------------------------------
66      6     65,517  98,686 65,517 98,686 134,010    134,010   147,613   147,613     N/A         N/A
-----------------------------------------------------------------------------------------------------
67      7     59,827  97,868 59,827 97,868 140,710    140,710   156,994   156,994     N/A         N/A
-----------------------------------------------------------------------------------------------------
68      8     54,131  96,844 54,131 96,844 147,746    147,746   166,844   166,844     N/A         N/A
-----------------------------------------------------------------------------------------------------
69      9     48,419  95,599 48,419 95,599 155,133    155,133   177,186   177,186     N/A         N/A
-----------------------------------------------------------------------------------------------------
70     10     42,653  94,116 42,653 94,116 162,889    162,889   188,045   188,045   5,903       5,903
-----------------------------------------------------------------------------------------------------
75     15     13,132  82,509 13,132 82,509 207,893    207,893   251,050   251,050   8,498       8,498
-----------------------------------------------------------------------------------------------------
80     20          0  61,961      0 61,961       0    265,330         0   331,462     N/A/(2)/ 12,408
-----------------------------------------------------------------------------------------------------
85     25          0  29,068      0 29,068       0    338,635         0   404,767     N/A/(2)/ 18,403
-----------------------------------------------------------------------------------------------------

AFTER CONVERSION OF THE GMIB II TO THE GWBL AT AGE 85


------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL DEATH BENEFIT
     CONTRACT                                                 WITH THE EARNINGS                       GUARANTEED ANNUAL
AGE    YEAR   ACCOUNT VALUE  CASH VALUE "GREATER OF" GMDB II  ENHANCEMENT BENEFIT  GWBL BENEFIT BASE  WITHDRAWAL AMOUNT
------------------------------------------------------------------------------------------------------------------------
              0%      6%     0%    6%   0%         6%         0%         6%        0%        6%       0%        6%
------------------------------------------------------------------------------------------------------------------------
85      25    0     29,068   0   29,068 0        338,635      0        404,767     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------
90      30    0          0   0        0 0              0      0              0     0       338,635    0       16,932
------------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(1)Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. Hypothetical Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating both Guaranteed Income and Hypothetical Income. Based on the assumption of either 0% or 6% returns, the income produced in this example for both Guaranteed Income and Hypothetical Income is equal.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

-----------------------------------------------------------------------------------------
                                        NO WITHDRAWAL $3,000 WITHDRAWAL $6,000 WITHDRAWAL
-----------------------------------------------------------------------------------------
A   INITIAL CONTRIBUTION                   100,000           100,000           100,000
-----------------------------------------------------------------------------------------
B   DEATH BENEFIT: prior to                104,000           104,000           104,000
    withdrawal./(1)/
-----------------------------------------------------------------------------------------
C   EARNINGS ENHANCEMENT BENEFIT            4,000             4,000             4,000
    EARNINGS: death benefit
    less net contributions (prior to
    the withdrawal in D).
    B MINUS A.
-----------------------------------------------------------------------------------------
D   WITHDRAWAL                                0               3,000             6,000
-----------------------------------------------------------------------------------------
E   EXCESS OF THE WITHDRAWAL OVER THE         0                 0               2,000
    EARNINGS ENHANCEMENT BENEFIT
    EARNINGS
    GREATER OF D MINUS C OR ZERO
-----------------------------------------------------------------------------------------
F   NET CONTRIBUTIONS (adjusted for        100,000           100,000           98,000
    the withdrawal in D)
    A MINUS E
-----------------------------------------------------------------------------------------
G   DEATH BENEFIT (adjusted for the        104,000         101,000/(2)/      98,000/(2)/
    withdrawal in D)
    B MINUS D
-----------------------------------------------------------------------------------------
H   DEATH BENEFIT LESS NET                  4,000             1,000               0
    CONTRIBUTIONS
    G MINUS F
-----------------------------------------------------------------------------------------
I   EARNINGS ENHANCEMENT BENEFIT FACTOR      40%               40%               40%
-----------------------------------------------------------------------------------------
J   EARNINGS ENHANCEMENT BENEFIT            1,600              400                0
    H TIMES I
-----------------------------------------------------------------------------------------
K   DEATH BENEFIT: including the           105,600           101,400           98,000
    Earnings enhancement benefit
    G PLUS J
-----------------------------------------------------------------------------------------

(1)The death benefit is the greater of the account value or any applicable death benefit.
(2)Assumes no earnings on the contract; and that the withdrawal would reduce the death benefit on a dollar-for-dollar basis.

               APPENDIX VI: EARNINGS ENHANCEMENT BENEFIT EXAMPLE

Appendix VII: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

             THE FOLLOWING TABLES DESCRIBES THE RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT. THE MINIMUM
                       INITIAL CONTRIBUTION AMOUNT FOR ALL CONTRACT SERIES AND TYPES IS $25,000.
-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       NQ
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   0-85 (SERIES B & SERIES L)
                     .   0-70 (SERIES CP(R))
-------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $500
CONTRIBUTION AMOUNT
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   After-tax money.
CONTRIBUTIONS        .   Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                 TRADITIONAL IRA
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85 (SERIES B & SERIES L)
                     .   20-70 (SERIES CP(R))
-------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $50
CONTRIBUTION AMOUNT
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer
CONTRIBUTIONS            457(b) plans.
                     .   Rollovers from another traditional individual retirement arrangement.
                     .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                     .   Regular IRA contributions.
                     .   Additional catch-up contributions.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/   .   Contributions made after age 70 1/2 must be net of required minimum distributions.
                     .   Although we accept regular IRA contributions (limited to $5,500) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                     .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-------------------------------------------------------------------------------------------------------------------------

(1)Additional contributions may not be permitted under certain conditions in your state. Please see Appendix IX earlier in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

                                     VII-1

         APPENDIX VII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                         ROTH IRA
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   20-85 (SERIES B & SERIES L)
                          .   20-70 (SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL        .   $50
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS   .   Rollovers from another Roth IRA.
                          .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                          .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                          .   Direct custodian-to-custodian transfers from another Roth IRA.
                          .   Regular Roth IRA contributions.
                          .   Additional catch-up contributions.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON            .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/        .   Conversion rollovers after age 70 1/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                          .   Although we accept Roth IRA contributions (limited to $5,500) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                          .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                       INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR ROTH IRA)
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   0-70 (SERIES B & SERIES L)
                          .   Not Available for Series CP(R)
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL        .   $1,000
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS   .   Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                          .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON            .   No additional contributions after the first contract year.
CONTRIBUTIONS/(1)/        .   Any additional contributions must be from the same type of IRA of the same deceased owner.
                          .   No additional contributions are permitted to Inherited IRA contracts issued as a non-spousal beneficiary direct rollover from an Applicable Plan.

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                            QP
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   20-75 (SERIES B & SERIES L)
                          .   20-70 (SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL        .   $500
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS   .   Only transfer contributions from other investments within an existing qualified plan trust.
                          .   The plan must be qualified under Section 401(a) of the Internal Revenue Code.
                          .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
------------------------------------------------------------------------------------------------------------------------------

                                     VII-2

         APPENDIX VII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

--------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                             QP
--------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON             .   A separate QP contract must be established for each plan participant, even defined benefit plan
CONTRIBUTIONS/(1)/             participants.
                           .   We do not accept regular on-going payroll contributions or contributions directly from the employer.
                           .   Only one additional transfer contribution may be made during a contract year.
                           .   No additional transfer contributions after the annuitant's attainment of age 75 or if later, the first contract date anniversary.
                           .   The maximum contribution age for QP contracts without the "Greater of" Guaranteed minimum death benefit will be set for the life of the contract at a date equal to age 75 (or if later, the first contract date anniversary) of the older of the original Owner(s) and Annuitant(s). (Age
                               70 for Series CP.)
                           .   The maximum contribution age for QP contracts with GMIB and the "Greater of" Guaranteed minimum death benefit will be set for the life of the contract at a date equal to age 70 (or if later, the first contract date anniver- sary) of the older of the original Owner(s) and Annuitant(s).
                           .   Contributions after age 70 1/2 must be net of any required minimum distributions.
                           .   Maximum aggregate contributions for any contract year is 100% of first-year contributions.
See Appendix III earlier in this Prospectus for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------------------------------------------------------

(1)Additional contributions may not be permitted under certain conditions in your state. Please see Appendix IX earlier in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

See "Tax information" earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" earlier in this Prospectus. Please review your contract for information on contribution limitations.

                                     VII-3

         APPENDIX VII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix VIII: Formula for asset transfer program for guaranteed benefits

--------------------------------------------------------------------------------

As explained in the "Guaranteed minimum income benefit ("GMIB")" section in this Prospectus, if the GMIB, "Greater of" GMDB or GWBL is in effect, your contract will be subject to predetermined mathematical formulas that require transfers between the variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas.

The formulas are set when we issue your contract and do not change while the GMIB, "Greater of" GMDB or GWBL is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in the guaranteed interest option and amounts in a Special DCA program are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

   Contract Ratio = 1 - (AV / BB)
   WHERE:
   AV = account value on the valuation day (off-cycle valuations use the account value as of the previous business day).
   BB = Roll-up benefit base on the valuation day.

Please see the "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" section in this Prospectus for more information on the Roll-up benefit base.

The contract ratio is then compared to predetermined "transfer points" to determine what portion of account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which are determined according to the following table.

   --------------------------------------------------------------------------
   CONTRACT DATE ANNIVERSARY  MINIMUM TRANSFER POINT  MAXIMUM TRANSFER POINT
   --------------------------------------------------------------------------
          ISSUE DATE                   10%                     20%
   --------------------------------------------------------------------------
             1ST                       12%                     22%
   --------------------------------------------------------------------------
             2ND                       14%                     24%
   --------------------------------------------------------------------------
             3RD                       16%                     26%
   --------------------------------------------------------------------------
             4TH                       18%                     28%
   --------------------------------------------------------------------------
             5TH                       20%                     30%
   --------------------------------------------------------------------------
             6TH                       22%                     32%
   --------------------------------------------------------------------------
             7TH                       24%                     34%
   --------------------------------------------------------------------------
             8TH                       26%                     36%
   --------------------------------------------------------------------------
             9TH                       28%                     38%
   --------------------------------------------------------------------------
             10TH                      30%                     40%
   --------------------------------------------------------------------------
             11TH                      32%                     42%
   --------------------------------------------------------------------------
             12TH                      34%                     44%
   --------------------------------------------------------------------------
             13TH                      36%                     46%
   --------------------------------------------------------------------------
             14TH                      38%                     48%
   --------------------------------------------------------------------------
             15TH                      40%                     50%
   --------------------------------------------------------------------------
             16TH                      42%                     52%
   --------------------------------------------------------------------------
             17TH                      44%                     54%
   --------------------------------------------------------------------------
             18TH                      46%                     56%
   --------------------------------------------------------------------------
             19TH                      48%                     58%
   --------------------------------------------------------------------------
       20TH (AND LATER)                50%                     60%
   --------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of contract year value and end of contract year value during the course of the year. For example, during the first contract year, the minimum transfer point moves from 10% on the first day of the first contract year to 12% on the first day on the second contract year. The maximum transfer point moves similarly during the first contract year from 20% on the first day of the first contract year to 22% on the first day on the second contract year. The ranges for the first and second contract year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of a contract year and the end of a contract year.

                                    VIII-1

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

----------------------------------------------------------------------
FIRST CONTRACT YEAR RANGE:
----------------------------------------------------------------------
                                                            MAY 14
                            MAY 15                      FIRST CONTRACT
                            ISSUE                            DATE
                             DATE  AUG 15 NOV 15 FEB 15  ANNIVERSARY
----------------------------------------------------------------------
  MinimumTransfer Point       10%   10.5%   11%   11.5%       12%
----------------------------------------------------------------------
  MaximumTransfer Point       20%   20.5%   21%   21.5%       22%
----------------------------------------------------------------------

SECOND CONTRACT YEAR RANGE:
------------------------------------------------------------------------
                               MAY 14
                                FIRST                        MAY 14
                              CONTRACT                   SECOND CONTRACT
                                DATE      AUG  NOV  FEB       DATE
                             ANNIVERSARY  15   15   15     ANNIVERSARY
------------------------------------------------------------------------
  MinimumTransfer Point          12%     12.5% 13% 13.5%       14%
------------------------------------------------------------------------
  MaximumTransfer Point          22%     22.5% 23% 23.5%       24%
------------------------------------------------------------------------

On each valuation day, the portion of account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option and a Special DCA program. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the variable investment options selected by you, excluding amounts invested in the guaranteed interest option and a Special DCA program, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the account value will be held in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of account value will be invested in the AXA Ultra Conservative Strategy investment option, the guaranteed interest option, and a Special DCA program.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                             Contract Ratio - Minimum Transfer Point
                                   ATP%  =   ---------------------------------------

                                                      0.1

  WHERE:

                                   ATP%  =   Required percentage of account value in the AXA Ultra
                                             Conservative Strategy investment option, the guaranteed
                                             interest option and the Special DCA program after the ATP
                                             transfer.

                         Contract Ratio  =   The contract ratio calculated on the valuation day

                 Minimum Transfer Point  =   The minimum transfer point on the valuation day

                                    0.1  =   The 10% differential between the minimum transfer point and the maximum transfer point

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the
  ATP transfer is calculated as follows:

                             ATP Amount  =   (ATP% * AV) - guaranteed interest option - amounts in a
                                             Special DCA program

  WHERE:

                                     AV  =   account value on the valuation day.

             guaranteed interest option  =   account value in the guaranteed interest option on the
                                             valuation day.

       amounts in a Special DCA program  =   account value in a Special DCA program on the valuation day

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

   ATP transfer amount = (ATP amount) - (account value currently in AXA Ultra Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

                                    VIII-2

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

---------------------------------------------------------------
                  EXAMPLE 1       EXAMPLE 2       EXAMPLE 3
---------------------------------------------------------------
CONTRACT RATIO  17.5%           27%             35%
---------------------------------------------------------------
VALUATION DAY   4th contract    5th contract    6th contract
                anniversary     anniversary     anniversary
---------------------------------------------------------------
TRANSFER POINTS Minimum = 18%   Minimum = 20%   Minimum = 22%
                Maximum = 28%   Maximum = 30%   Maximum = 32%
---------------------------------------------------------------
INVESTMENT      Option A        Option B        Option B
ELECTION
---------------------------------------------------------------
ASSUMPTIONS     account value   account value   account value
                = $100,000      = $100,000      = $100,000
                AXA Ultra       AXA Ultra       AXA Ultra
                Conservative    Conservative    Conservative
                Strategy        Strategy        Strategy
                investment      investment      investment
                option =        option =        option =
                $40,000         $40,000         $40,000
                guaranteed      Special DCA     Special DCA
                interest        program =       program =
                option =        $20,000         $20,000
                $10,000
                Special DCA
                program =
                $20,000
---------------------------------------------------------------
TRANSFER POINT  Contract ratio  Contract ratio  Contract ratio
VALUATION       is less than    is greater      is greater
                the minimum     than minimum    than maximum
                transfer point  but less than   transfer point
                therefore, all  maximum         therefore, all
                amounts must    transfer        amounts that
                be moved out    point. Must     are not in the
                of the AXA      determine       guaranteed
                Ultra           amount to move  interest
                Conservative    in or out of    option or a
                Strategy        AXA Ultra       Special DCA
                investment      Conservative    program must
                option          Strategy        be moved into
                                investment      the AXA Ultra
                                option if       Conservative
                                necessary.      Strategy
                                                investment
                                                option.
---------------------------------------------------------------
ATP%            0%              (0.27 - 0.2) /  100%
(Contract                       0.1 = 0.7 OR
Ratio - Minimum                 70%
Transfer
Point) / 0.2
---------------------------------------------------------------
ATP AMOUNT      (0*$100,000) -  (0.7 *          (1*$100,000) -
(ATP% * AV) -   $10,000 -       $100,000) -     $20,000 =
guaranteed      $20,000 =       $20,000 =       $80,000
interest        -$30,000,       $50,000
option -        (cannot be
Special DCA     less than $0)
program         ATP Amount = $0
---------------------------------------------------------------
TRANSFER AMOUNT $0 - $40,000 =  SCENARIO 1 -    $80,000 -
(ATP Amount) -  -$40,000,       USING CURRENT   $40,000 =
(account value  (transferred    ASSUMPTIONS:    $40,000
currently in    out of the AXA  $50,000 -       (transferred
AXA Ultra       Ultra           $40,000 =       into the AXA
Conservative    Conservative    $10,000         Ultra
Strategy        Strategy        (transferred    Conservative
investment      investment      into the AXA    Strategy
option)         option)         Ultra           investment
                                Conservative    option)
                                Strategy
                                investment
                                option.)
                                SCENARIO 2 -
                                IF CURRENT
                                AMOUNT IN AXA
                                ULTRA
                                CONSERVATIVE
                                STRATEGY
                                INVESTMENT
                                OPTION =
                                $65,000
                                INSTEAD OF
                                $40,000:
                                $50,000 -
                                $65,000 =
                                -$15,000
                                (transferred
                                out of the AXA
                                Ultra
                                Conservative
                                Strategy
                                investment
                                option.)
---------------------------------------------------------------

                                    VIII-3

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your variable investment options. No amounts will be transferred out of the guaranteed interest option or a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the investment options included in your contract's allocation instructions other than the guaranteed interest option. Any amounts that would have been allocated to the guaranteed interest option will be prorated among the variable investment options. No amounts will be transferred into or out of the guaranteed interest option and the Special DCA program as a result of any ATP transfer.

On any day that a transfer (excluding a dollar cost averaging transfer) is made out of the guaranteed interest option into a variable investment option, the formulas described above will be run, which may in turn trigger an off cycle ATP transfer. Regardless of when this off cycle valuation occurs, an ATP valuation will again occur on the next valuation day. Cancellation of any dollar cost averaging program will not trigger an off cycle ATP transfer. For the purposes of the off cycle valuation only, the ATP transfer amount formula will use the account value as of the previous business day. Off cycle valuations will use the transfer points for the most recent valuation day.

ATP EXIT OPTION

When the ATP exit option is processed your guaranteed benefit base(s) will be adjusted as follows:

  New Benefit Base =  (1- 3%) X A   _ D
                      -------------
                       1 - B + C

   WHERE:

  New Benefit Base =  The new value that the Roll-up benefit base and Highest
                      Anniversary Value benefit base (if applicable) will be adjusted to if this value is less than the current value of the respective benefit bases.

   A =  The account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the seventh month of the fifth ATP year. In the current ATP year, the number of completed months is six. The minimum transfer point is 19%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(18%+20%)/2]. The cushion is 3%. Assume that your account value is $100,000, Highest Anniversary Value benefit base is $110,000, Roll-up benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the benefit base for the GMIB is the Roll-up benefit base ($130,000) and that the benefit base for the "Greater of" GMDB ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $113,197
                      -------------------
                       1 - 0.19 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($113,197) is greater than your current Highest Anniversary Value benefit base. Your Roll-up benefit base is adjusted to the new benefit base ($113,197), as the new benefit base is less than your current Roll-up benefit base. Accordingly, the new Roll-up benefit base for your GMIB is $113,197. Your "Greater of" GMDB is also adjusted to the new benefit base of $113,197, as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up benefit base ($113,197).

                                    VIII-4

   APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED BENEFITS

Appendix IX: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Regardless of the state, the rate initially set on an outstanding loan cannot be changed.

STATES WHERE CERTAIN ACCUMULATOR(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
------------------------------------------------------------------------------
ARIZONA     See "Contract features and       If you reside in the state of
            benefits"--"Your right to        Arizona and you are age 65 or
            cancel within a certain number   older at the time the contract
            of days"                         is issued, you may return your
                                             variable annuity contract within
                                             30 days from the date that you
                                             receive it and receive a refund
                                             of account value. This is also
                                             referred to as the "free look"
                                             period.
------------------------------------------------------------------------------
ARKANSAS    See "Your right to cancel        If you purchased your contract
            within a certain number of       through a Section 1035 exchange
            days" in "Contract features and  you may return your
            benefits"                        Accumulator(R) Series contract
                                             within 30 days from the date you
                                             receive it and receive a full
                                             refund of your account value.
------------------------------------------------------------------------------
CALIFORNIA  See "We require that the         You are not required to use our
            following types of               forms when making a transaction
            communications be on specific    request. If a written request
            forms we provide for that        contains all the information
            purpose (and submitted in the    required to process the request,
            manner that the forms specify)"  we will honor it. Although you
            in "Who is AXA Equitable" and    are not required to use our
            "Effect of Excess withdrawals"   withdrawal request form, if you
            in "Contract features and        do not specify whether we should
            benefits"                        process a withdrawal that
                                             results in an Excess withdrawal,
                                             and the transaction results in
                                             an Excess withdrawal, we will
                                             not process that request.

            See "Asset transfer program      If you elect the GMIB, the ATP
            ("ATP")" in "Contract features   will commence on the valuation
            and benefits"                    day of your second monthiversary.

            " See "Your right to cancel      If you reside in the state of
            within a certain number of       California and you are age 60 or
            days" in "Contract features and  older at the time the contract
            benefits"                        is issued, you may return your
                                             Accumulator(R) Series contract
                                             within 30 days from the date
                                             that you receive it and receive
                                             a refund as described below.
                                             This is also referred to as the
                                             ''free look'' period.

                                             If you allocate your entire
                                             initial contribution to the
                                             EQ/Money Market variable
                                             investment option (and/or
                                             guaranteed interest option, if
                                             available), the amount of your
                                             refund will be equal to your
                                             contribution, unless you make a
                                             transfer, in which case the
                                             amount of your refund will be
                                             equal to your Total account
                                             value on the date we receive
                                             your request to cancel at our
                                             processing office. This amount
                                             could be less than your initial
                                             contribution. If you allocate
                                             any portion of your initial
                                             contribution to the variable
                                             investment options (other than
                                             the EQ/Money Market variable
                                             investment option), your refund
                                             will be equal to your Total
                                             account value on the date we
                                             receive your request to cancel
                                             at our processing office.

                                             "RETURN OF CONTRIBUTION" FREE
                                             LOOK TREATMENT AVAILABLE THROUGH
                                             CERTAIN SELLING BROKER-DEALERS
------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA                                    Certain selling broker-dealers
(CONTINUED)                                   offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.

                                              If you choose "return of
                                              contribution" free look
                                              treatment of your contract, we
                                              will allocate your entire
                                              contribution and any subsequent
                                              contributions made during the
                                              40-day period following the
                                              contract date, to the EQ/Money
                                              Market investment option. In the
                                              event you choose to exercise
                                              your free look right under the
                                              contract, you will receive a
                                              refund equal to your
                                              contributions.

                                              If you choose the "return of
                                              contribution" free look
                                              treatment and your contract is
                                              still in effect on the 40th day
                                              (or next Business Day) following
                                              the contract date, we will
                                              automatically reallocate your
                                              account value to the investment
                                              options chosen on your
                                              application.

                                              Any transfers made prior to the
                                              expiration of the 30-day free
                                              look will terminate your right
                                              to "return of contribution"
                                              treatment in the event you
                                              choose to exercise your free
                                              look right under the contract.
                                              Any transfer made prior to the
                                              40th day following the contract
                                              date will cancel the automatic
                                              reallocation on the 40th day (or
                                              next business day) following the
                                              contract date described above.
                                              If you do not want AXA Equitable
                                              to perform this scheduled
                                              one-time re-allocation, you must
                                              call one of our customer service
                                              representatives at 1 (800)
                                              789-7771 before the 40th day
                                              following the contract date to
                                              cancel.

             See "Disability, terminal        .   A disability CWC waiver will
             illness, or confinement to a         be granted if a U.S.
             nursing home'' under                 licensed physician certifies
             "Withdrawal charge" in "Charges      that the applicable
             and expenses"                        individual suffers from
                                                  impairment of cognitive
                                                  ability, meaning a
                                                  deterioration or loss of
                                                  intellectual capacity due to
                                                  mental illness or disease,
                                                  including Alzheimer's
                                                  disease or related illnesses
                                                  that require continual
                                                  supervision to protect
                                                  oneself or others.

                                              .   The terminal illness CWC
                                                  waiver is applicable if life
                                                  expectancy is less than 12
                                                  months (compared to 6 months
                                                  in the national version).

                                              .   The nursing home CWC waiver
                                                  does not require that the
                                                  applicable individual be
                                                  confined to a nursing home
                                                  for more than 90 days before
                                                  the waiver is granted. The
                                                  definition of nursing home
                                                  is as follows: the Owner is
                                                  receiving, as prescribed by
                                                  a physician, registered
                                                  nurse, or licensed social
                                                  worker, home care or
                                                  community- based services
                                                  (including adult day care,
                                                  personal care, homemaker
                                                  services, hospice services
                                                  or respite care) or, is
                                                  confined in a skilled
                                                  nursing facility,
                                                  convalescent nursing home,
                                                  or extended care facility,
                                                  which shall not be defined
                                                  more restrictively than as
                                                  in the Medicare program, or
                                                  is confined in a residential
                                                  care facility or residential
                                                  care facility for the
                                                  elderly, as defined in the
                                                  Health and Safety
                                                  Code. Out-of-state providers
                                                  of services shall be defined
                                                  as comparable in licensure
                                                  and staffing requirements to
                                                  California providers.
-------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA                                    .   AXA has the right to perform
(CONTINUED)                                       physical exams at our
                                                  expense during the claim
                                                  period.

             See ''Transfers of ownership,    Guaranteed benefits do not
             collateral assignments, loans    terminate upon a change of owner
             and borrowing'' in ''More        or absolute assignment of the
             Information''                    contract. Guaranteed benefits
                                              will continue to be based on the
                                              original measuring life (i.e.,
                                              owner, older joint owner,
                                              annuitant, older joint
                                              annuitant).
-------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional  The charge for transfers does
             transfer in excess of 12         not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and
             expenses"

             See "Credit recovery" under      The second and third bullets
             "Credits and Earnings bonus      under "Credit recovery" do not
             (For Series CP(R) contracts      apply and are replaced by the
             only)" in "Contract features     following:
             and benefits" and "Your annuity
             payout options" in "Accessing
             your money"
                                              .   If you start receiving
                                                  annuity payments within
                                                  three years of making any
                                                  contribution, we will not
                                                  recover the credit that
                                                  applies to any contribution
                                                  made within the prior three
                                                  years. As a result, we will
                                                  apply the contract's cash
                                                  value, not the account
                                                  value, to the life
                                                  contingent annuity payout
                                                  regardless of how many years
                                                  have elapsed since last
                                                  contribution.

                                              .   Credits applied to
                                                  contributions made within
                                                  one year of death of the
                                                  owner (or older joint owner,
                                                  if applicable) will not be
                                                  recovered. However, any
                                                  applicable contract
                                                  withdrawal charges will
                                                  continue to apply to those
                                                  contributions. The 10% free
                                                  withdrawal amount does not
                                                  apply when calculating the
                                                  withdrawal charges
                                                  applicable to the payment of
                                                  a death benefit.

             See "GMIB "no lapse guarantee""  The no-lapse guarantee will not
             under "Guaranteed minimum        terminate if your aggregate
             income benefit" in "Contract     withdrawals from your contract
             features and benefits"           in any contract year exceed your
                                              Annual Withdrawal Amount unless
                                              the excess withdrawal drives
                                              your account value to zero.

             See "Disruptive transfer         The ability to restrict
             activity" in "Transferring your  transfers due to market timing money among investment options"  can only be determined by the underlying fund managers. AXA
                                              Equitable's right to restrict
                                              transfers due to market timing
                                              does not apply.

             See "Transfer Charge" in         The charge for excessive
             "Charges and Expenses"           transfers does not apply.
                                              The ability to reserve the right
                                              to impose a limit on the number
                                              of free transfers does not apply.

             See "Withdrawal charge" in       FOR SERIES CP(R) CONTRACTS:
             "Charges and expenses"           Since credits applied to
                                              contributions cannot be
                                              recovered, withdrawal charges
                                              apply to amounts associated with
                                              a credit.

             See "Disability, terminal        The withdrawal charge waiver
             illness, or confinement to a     under item (i) does not apply.
             nursing home" under "Withdrawal
             charge" in "Charges and
             expenses"
             See "Special service charges"    The current and maximum third
             in "Charges and Expenses"        party transfer or exchange
                                              charge is $49 per occurrence.
                                              The maximum charge for check
                                              preparation is $9 per occurrence.

             See "Misstatement of age" in     We will not deduct interest for
             "More information"               any overpayments made by us due
                                              to a misstatement of age or sex.
                                              Any overpayments will be
                                              deducted from future payments.
-------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CONNECTICUT  See "Transfers of ownership,     Benefits terminate upon any
(CONTINUED)  collateral assignments, loans    change of owner who is the
             and borrowing" in "More          measuring life, unless the
             information"                     change of ownership is due to a
                                              divorce where the spouse is
                                              awarded 100% of the account
                                              value and chooses to continue
                                              the contract in his or her name
                                              and meets the age requirements
                                              of the applicable benefit on the
                                              date the change in ownership
                                              occurs.
                                              Benefits do not terminate upon
                                              assignment.
                                              Your contract cannot be assigned
                                              to an institutional investor or
                                              settlement company, either
                                              directly or indirectly, nor may
                                              the ownership be changed to an
                                              institutional investor or
                                              settlement company.
---------------------------------------------------------------------------------------

DELAWARE     See "Your right to cancel        If you purchased your contract
             within a certain number of       through a Section 1035 exchange,
             days" in "Contract features and  you may return your
             benefits"                        Accumulator(R) Series contract
                                              within 20 days from the date you
                                              receive it and receive a full
                                              refund of your contributions,
                                              including any contract fees or
                                              charges.

             See "Greater of" GMDB I under    The maximum charge for the
             "Guaranteed benefit charges" in  "Greater of" GMDB I death
             "Charges and expenses"           benefit is 1.65%.

             See "Greater of" GMDB II under   The maximum charge for the
             "Guaranteed benefit charges" in  "Greater of" GMDB II death
             "Charges and expenses"           benefit is 1.80%.
---------------------------------------------------------------------------------------

FLORIDA      See "How you can purchase and    The second sentence in the third
             contribute to your contract" in  paragraph of this section
             "Contract features and benefits" regarding the $2,500,000
                                              limitation on contributions is
                                              deleted. The remainder of this
                                              section is unchanged.


             See "Credits" in "Contract       The following information
             features and benefits" (For      replaces the second bullet of
             Series CP(R) contracts only)     the final set of bullets in this
                                              section:

                                              .   You may annuitize your
                                                  contract after twelve
                                                  months, however, if you
                                                  elect to receive annuity
                                                  payments within five years
                                                  of the contract date, we
                                                  will recover the credit that
                                                  applies to any contribution
                                                  made in that five years. If
                                                  you start receiving annuity
                                                  payments after five years
                                                  from the contract date and
                                                  within three years of making
                                                  any contribution, we will
                                                  recover the credit that
                                                  applies to any contribution
                                                  made within the prior three
                                                  years.

             See "Your right to cancel        If you reside in the state of
             within a certain number of       Florida, you may cancel your
             days" in "Contract features and  variable annuity contract and
             benefits"                        return it to us within 21 days
                                              from the date that you receive
                                              it. You will receive an
                                              unconditional refund equal to
                                              the greater of the cash
                                              surrender value provided in the
                                              annuity contract, plus any fees
                                              or charges deducted from the
                                              contributions or imposed under
                                              the contract, or a refund of all
                                              contributions paid.

             See "Selecting an annuity        The following sentence replaces
             payout option" under "Your       the first sentence of the second
             annuity payout options" in       paragraph in this section:
             "Accessing your money"

                                              You can choose the date annuity
                                              payments begin but it may not be
                                              earlier than twelve months from
                                              the Accumulator(R) Series
                                              contract date.
             See "Special service charges"    The charge for a third-party
             in "Charges and expenses"        transfer or exchange applies to
                                              any transfer or exchange of your
                                              contract, even if it is to
                                              another contract issued by AXA Equitable.


             See "Withdrawal charge" in       If you are age 65 or older at
             "Charges and expenses"           the time your contract is
                                              issued, the applicable
                                              withdrawal charge will not
                                              exceed 10% of the amount
                                              withdrawn.

             See "Misstatement of age" in     After the second contract date
             "More information"               anniversary, an optional
                                              Guaranteed minimum death benefit
                                              may not be revoked for
                                              misstatement of age.

             See "Transfers of ownership,     The second paragraph in this
             collateral assignments, loans    section is deleted in its
             and borrowing" in "More          entirety and replaced with the following:
             information"
                                              Any guaranteed benefit in effect
                                              will terminate in all
                                              circumstances if you change
                                              ownership of the contract.
                                              Please speak with your financial
                                              professional for further
                                              information.
---------------------------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
FLORIDA                                       Your Guaranteed benefits will
(CONTINUED)                                   terminate with all transfers of
                                              ownership, even with a change of
                                              owner from a trust to an
                                              individual, unless the change of
                                              ownership is due to a divorce
                                              where the spouse is awarded 100%
                                              of the Total account value,
                                              chooses to continue the contract
                                              in his or her name and meets the
                                              age requirements of the
                                              applicable rider on the date the
                                              change in ownership occurs.
-------------------------------------------------------------------------------
NEW YORK     Earnings enhancement benefit     Not Available

             See "Greater of" GMDB in         The "Greater of" GMDB I and
             "Definitions of key terms", in   "Greater of" GMDB II are not
             "Guaranteed minimum death        available. All references to
             benefits" and throughout this    these benefits should be deleted
             Prospectus.                      in their entirety.

             See "Guaranteed interest         FOR SERIES CP(R) CONTRACTS ONLY:
             option" under "What are your     The Guaranteed interest option
             investment options under the     is not available.
             contract?" in "Contract
             features and benefits"

             See "Dollar cost averaging" in   FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and           Investment Simplifier is not
             benefits"                        available.

             See "Guaranteed minimum income   The issue ages for owners who
             benefit" and "Guaranteed         elect the Highest Anniversary
             minimum death benefits" in       Value death benefit with a GMIB
             "Contract features and benefits" are 25-80 for all Series except
                                              Series CP(R) (25-70). The issue
                                              ages for owners who elect the
                                              Highest Anniversary Value death
                                              benefit without a GMIB are 0-80
                                              for all Series except Series
                                              CP(R) (0-70). The issue ages for
                                              owners who elect the Return of
                                              Principal death benefit with a
                                              GMIB are 25-80 for all Series
                                              except Series CP(R) (25-70). The
                                              issue ages for owners who elect
                                              the Return of Principal death
                                              benefit without a GMIB are 0-80
                                              for all Series except Series
                                              CP(R) (0-70).

             See "Credits" in "Contract       FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"           If the owner (or older joint
                                              owner, if applicable) dies
                                              during the one-year period
                                              following our receipt of a
                                              contribution to which a credit
                                              was applied, we will recover all
                                              or a portion of the amount of
                                              such Credit from the account
                                              value, based on the number of
                                              full months that elapse between
                                              the time we receive the
                                              contribution and the owner's (or
                                              older joint owner's, if
                                              applicable) death, as follows:

                                                Number of  Percentage of
                                                 Months       Credit
                                                 ------       ------
                                                    1          100%
                                                    2           99%
                                                    3           98%
                                                    4           97%
                                                    5           96%
                                                    6           95%
                                                    7           94%
                                                    8           93%
                                                    9           92%
                                                   10           91%
                                                   11           90%
                                                   12           89%

                                   We will not recover the credit
                                   on subsequent contributions made
                                   within 3 years prior to
                                   annuitization.

  See "The amount applied to       The amount applied to the
  purchase an annuity payout       annuity benefit is the greater
  option" in "Accessing your       of the cash value or 95% of what
  money"                           the account value would be if no
                                   withdrawal charge applied.

  See "Selecting an annuity        FOR SERIES CP(R) CONTRACTS ONLY:
  payout option" in "Accessing     The earliest date annuity
  your money"                      payments may begin is 13 months
                                   from the issue date.
--------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
NEW YORK      See "Charges and expenses"       Deductions of charges from the
(CONTINUED)                                    guaranteed interest option are
                                               not permitted.

                                               The charge for third-party
                                               transfer or exchange does not
                                               apply.

                                               The check preparation charge
                                               does not apply.

              See "Disability, terminal        Item (i) is deleted and replaced
              illness, or confinement to a     with the following: An owner (or
              nursing home"                    older joint owner, if
                                               applicable) has qualified to
                                               receive Social Security
                                               disability benefits as certified
                                               by the Social Security
                                               Administration or meets the
                                               definition of a total disability
                                               as specified in the contract. To
                                               qualify, a re-certification
                                               statement from a physician will
                                               be required every 12 months from
                                               the date disability is
                                               determined.

              See "Transfers of ownership,     Collateral assignments are not
              collateral assignments, loans    limited to the period prior to
              and borrowing" in "More          the first contract date
              information"                     anniversary. You may assign all
                                               or a portion of your NQ contract
                                               at any time, pursuant to the
                                               terms described in this
                                               Prospectus.
--------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel        You may cancel your variable
              within a certain number of       annuity contract and return it
              days" in "Contract features and  to us within 20 days from the
              benefits"                        date you receive it. You will
                                               receive an unconditional refund
                                               equal to your contributions,
                                               including any contract fees or
                                               charges.

              See "Your beneficiary and        Amounts allocated to the
              payment of benefit" in "Payment  Guaranteed interest option will
              of death benefit"                continue to earn interest until
                                               the applicable death benefit is
                                               paid. This means that your death
                                               benefit (other than the
                                               applicable guaranteed minimum
                                               death benefit) will be increased
                                               by the amount of interest
                                               credited to any assets in the
                                               Guaranteed interest option up
                                               until the date on which we pay
                                               the death benefit.
--------------------------------------------------------------------------------
PENNSYLVANIA  Required disclosure for          Any person who knowingly and
              Pennsylvania customers           with intent to defraud any
                                               insurance company or other
                                               person files an application for
                                               insurance or statement of claim
                                               containing any materially false
                                               information or conceals for the
                                               purpose of misleading,
                                               information concerning any fact
                                               material thereto commits a
                                               fraudulent insurance act, which
                                               is a crime and subjects such
                                               person to criminal and civil
                                               penalties.
--------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA                 Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs

              Inherited IRA                    Available only under the
                                               beneficiary continuation option
                                               for currently issued NQ,
                                               traditional and Roth IRA
                                               contracts.

              QP (Defined Benefit) contracts   Not Available


              See "Owner and annuitant         Contracts are not available for
              requirements" in "Contract       purchase by Charitable Remainder
              features and benefits"           Trusts.

              See "How you can purchase and    Specific requirements for
              contribute to your contract" in  purchasing QP contracts in
              "Contract features and           Puerto Rico are outlined below
              benefits" (For Series B, Series  in "Purchase considerations for
              CP(R) and Series L contracts     QP (Defined Contribution)
              only)                            contracts in Puerto Rico".
              See "Exercise rules" under       Exercise restrictions for the
              "Guaranteed minimum income       GMIB on a Puerto Rico QPDC
              benefit ("GMIB")" in "Contract   contract are described below,
              features and benefits" (For      under "Purchase considerations
              Series B, Series CP(R) and       for QP (Defined Contribution)
              Series L contracts only)         contracts in Puerto Rico", and
                                               in your contract.

              See "Transfers of ownership,     Transfers of ownership of QP
              collateral assignments, loans    contracts are governed by Puerto
              and borrowing" in "More          Rico law. Please consult your
              information" (For Series B,      tax, legal or plan advisor if
              Series CP(R) and Series L        you intend to transfer ownership
              contracts only)                  of your contract.
--------------------------------------------------------------------------------

               APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
(CONTINUED)  (Defined Contribution) contracts  (DEFINED CONTRIBUTION) CONTRACTS
             in Puerto Rico" -- this section   IN PUERTO RICO:
             replaces "Appendix III: Purchase  Trustees who are considering the considerations for QP contracts"  purchase of an Accumulator(R)
             in your Prospectus.               Series QP contract in Puerto
                                               Rico should discuss with their
                                               tax, legal and plan advisors
                                               whether this is an appropriate
                                               investment vehicle for the
                                               employer's plan. Trustees should
                                               consider whether the plan
                                               provisions permit the investment
                                               of plan assets in the QP
                                               contract, the GMIB and other
                                               guaranteed benefits, and the
                                               payment of death benefits in
                                               accordance with the requirements
                                               of Puerto Rico income tax rules.
                                               The QP contract and this
                                               Prospectus should be reviewed in
                                               full, and the following factors,
                                               among others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:
                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the
                                                   self-employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee, no further
                                                   contributions may be made to
                                                   the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.

                                               .   As mentioned above, if a new
                                                   employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.
--------------------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    LIMITS ON PAYMENTS:
(CONTINUED)                                    .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GMIB and must continue
                                                   to hold the supplementary
                                                   contract for the duration of
                                                   the GMIB payments.

                                               PLAN TERMINATION:
                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GMIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.
             Tax Information -- "Special       Income from NQ contracts we
             rules for NQ contracts"           issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit.
                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------

                APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Unit Values                                                   2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NO. 70
Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me an Accumulator(R) Series SAI for SEPARATE ACCOUNT NO. 70
dated May 1, 2017.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                     Accumulator(R) Series 13.0
                                                                        #479064

The Accumulator(R) Series 13A

The Accumulator(R) Series 13.0

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2017


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Series 13.0 Prospectus, dated May 1, 2017. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

         TABLE OF CONTENTS

         Who is AXA Equitable?                                       2

         Unit Values                                                 2

         Custodian and Independent Registered Public
           Accounting Firm                                           2

         Distribution of the Contracts                               2

         Financial statements                                        2

         Condensed Financial Information                    Appendix I



             Copyright 2017 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                    Accumulator(R) 13A and 13.0
                                                                        #479064

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R) Series 13.0.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily operations charge, administrative charge and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of Separate Account at December 31, 2016 and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $507,645,857 in 2016, $490,800,838 in 2015 and $516,811,792 in 2014, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $7,262,669, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2016, $0 in 2015 and $325,380 in 2014. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $542,160,541 in 2016, $560,399,960 in 2015 and $571,445,806 in 2014. Of these amounts, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2016.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016.



-----------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                             --------------------------------
                                              2016     2015    2014    2013
-----------------------------------------------------------------------------
 1290 VT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------
   Unit value                                $17.88   $16.53  $16.73  $14.97
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           17       17      11       6
-----------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $14.23   $12.09  $12.68  $11.85
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          166       67      37      23
-----------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $14.42   $13.20  $13.38  $12.08
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          183      116      58      21
-----------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $14.10   $11.89  $12.74  $12.45
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           47       42      34      14
-----------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $14.58   $13.99  $14.32  $13.95
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        5,314    5,619   5,594   5,228
-----------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $13.69   $13.26  $13.55  $13.27
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,230    2,281   2,331   2,520
-----------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $11.74   $11.61  $11.82  $11.72
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,484    1,589   1,661   1,761
-----------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $27.19   $26.46  $27.37  $27.37
-----------------------------------------------------------------------------
   Number of units outstanding (000's)           76       78      51      40
-----------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                                $16.85   $15.85  $16.28  $15.67
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        8,342    9,062   8,845   8,283
-----------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $13.69   $13.89  $14.76  $16.01
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          132      150     137      94
-----------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                                $10.02   $10.20  $10.63  $11.55
-----------------------------------------------------------------------------
   Number of units outstanding (000's)          162      164     125      27
-----------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31,
                                                        --------------------------------
                                                         2016     2015    2014    2013
----------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $19.22   $17.79  $18.03  $16.42
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     176      138     105      41
----------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $21.76   $20.97  $20.49  $18.76
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     233      236     173     121
----------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $16.99   $14.98  $15.87  $14.37
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     240      306     296      72
----------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $23.37   $20.19  $21.29  $19.52
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     206      174     103      68
----------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                           $15.98   $15.18  $15.56  $15.06
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   8,157    8,537   8,617   8,755
----------------------------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                           $ 9.91   $ 9.94  $10.11  $10.08
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   2,336      630      33      23
----------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $11.34   $11.12  $11.37  $11.04
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     763      634     480     190
----------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $25.17   $22.73  $23.81  $23.37
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     197      222     180     145
----------------------------------------------------------------------------------------
 AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                           $22.48   $22.66  $22.75  $22.29
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     208      229     237     154
----------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $12.94   $11.91  $12.49  $11.96
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     103      134     137     130
----------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $15.27   $12.44  $13.53  $13.47
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     203      267     256     196
----------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                           $11.10   $10.31  $10.79  $10.40
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     119      142     137     135
----------------------------------------------------------------------------------------
 AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------
   Unit value                                           $18.79   $19.97  $21.49  $22.01
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     163      181     170     159
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2016     2015    2014    2013
----------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $18.10   $17.23  $15.71  $14.82
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                41       41      42      42
----------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                                     $13.65   $12.26  $12.77  $11.84
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       97      73      75
----------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                                     $11.11   $10.73  $11.21  $11.27
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               439      477     454     264
----------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
----------------------------------------------------------------------------------
   Unit value                                     $11.13   $10.99  $11.25  $11.17
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                27       52      63      63
----------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $10.40   $ 9.67  $10.46  $10.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               182      218     208     165
----------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $17.30   $14.04  $16.44  $17.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               168      208     179     170
----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $ 9.46   $ 8.51  $ 8.81  $ 8.24
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               277      337     331     157
----------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------
   Unit value                                     $20.88   $19.58  $19.53  $17.97
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                78       91      96     101
----------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $10.29   $10.32  $10.45  $10.37
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,920    1,545   1,374   1,112
----------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                                     $10.92   $11.03  $11.66  $11.75
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               106      124     123     125
----------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $10.45   $10.58  $10.71  $10.72
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               235      273     263     213
----------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                                     $17.17   $14.88  $16.12  $15.05
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               143      193     204      58
----------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                                     $21.98   $18.39  $19.13  $17.01
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               108      111      42      37
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2016. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2016     2015    2014    2013
-------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $15.50   $15.45  $15.68  $16.78
-------------------------------------------------------------------------
   Number of units outstanding (000's)      141      161     157     141
-------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.27   $ 9.43  $ 9.59  $ 9.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)      602      575     469     377
-------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $13.70   $13.93  $13.72  $13.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)      388      267     131     117
-------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.95   $ 9.92  $10.11  $10.29
-------------------------------------------------------------------------
   Number of units outstanding (000's)       52       61      60      61
-------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $10.53   $10.58  $10.73  $10.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)      563      622     574     520
-------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $26.54   $26.63  $24.56  $22.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      227      159     145     139
-------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------
   Unit value                            $ 8.67   $ 8.00  $ 8.25  $ 7.33
-------------------------------------------------------------------------
   Number of units outstanding (000's)      242      237     174     173
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                            $18.35   $18.03  $17.63  $16.20
-------------------------------------------------------------------------
   Number of units outstanding (000's)      178      190     175     177
-------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------
   Unit value                            $13.07   $12.95  $13.15  $12.88
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,256    2,574   2,220   1,909
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $21.02   $20.01  $20.66  $20.03
-------------------------------------------------------------------------
   Number of units outstanding (000's)      188      201     169     154
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $23.20   $19.81  $21.33  $20.59
-------------------------------------------------------------------------
   Number of units outstanding (000's)      118      133     128      98
-------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $23.37   $21.81  $20.86  $18.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)       94       91      72      71
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............   FSA-3
   Statements of Operations for the Year or Period Ended December 31,
     2016.............................................................  FSA-70
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015....................................... FSA-105
   Notes to Financial Statements...................................... FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............     F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................     F-6
   Notes to Consolidated Financial Statements.........................     F-8

                                 FSA-1  #324902

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account No. 70 of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016


                                                                              7TWELVE/TM/ AB VPS BALANCED  AB VPS GLOBAL
                                                             1290 VT SOCIALLY  BALANCED   WEALTH STRATEGY THEMATIC GROWTH
                                                               RESPONSIBLE*   PORTFOLIO     PORTFOLIO**     PORTFOLIO**
                                                             ---------------- ----------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $3,503,125    $74,489,344   $5,298,892       $488,698
Receivable for shares of the Portfolios sold................            --          2,470          211             15
Receivable for policy-related transactions..................         3,868             --           --             --
                                                                ----------    -----------   ----------       --------
   Total assets.............................................     3,506,993     74,491,814    5,299,103        488,713
                                                                ----------    -----------   ----------       --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         3,868             --           --             --
Payable for policy-related transactions.....................            --          2,470          211             --
                                                                ----------    -----------   ----------       --------
   Total liabilities........................................         3,868          2,470          211             --
                                                                ----------    -----------   ----------       --------
NET ASSETS..................................................    $3,503,125    $74,489,344   $5,298,892       $488,713
                                                                ==========    ===========   ==========       ========

NET ASSETS:
Accumulation unit values....................................    $3,503,093    $74,488,549   $5,297,983       $488,713
Retained by AXA Equitable in Separate Account No. 70........            32            795          909             --
                                                                ----------    -----------   ----------       --------
TOTAL NET ASSETS............................................    $3,503,125    $74,489,344   $5,298,892       $488,713
                                                                ==========    ===========   ==========       ========

Investments in shares of the Portfolios, at cost............    $3,465,533    $74,089,821   $5,937,630       $489,105

                                                                              AB VPS
                                                             AB VPS GROWTH INTERNATIONAL
                                                              AND INCOME      GROWTH
                                                              PORTFOLIO**   PORTFOLIO**
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,944,986    $7,354,230
Receivable for shares of the Portfolios sold................          --            --
Receivable for policy-related transactions..................       2,677         2,425
                                                              ----------    ----------
   Total assets.............................................   2,947,663     7,356,655
                                                              ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       2,677         2,425
Payable for policy-related transactions.....................          --            --
                                                              ----------    ----------
   Total liabilities........................................       2,677         2,425
                                                              ----------    ----------
NET ASSETS..................................................  $2,944,986    $7,354,230
                                                              ==========    ==========

NET ASSETS:
Accumulation unit values....................................  $2,944,943    $7,353,785
Retained by AXA Equitable in Separate Account No. 70........          43           445
                                                              ----------    ----------
TOTAL NET ASSETS............................................  $2,944,986    $7,354,230
                                                              ==========    ==========

Investments in shares of the Portfolios, at cost............  $2,834,304    $7,703,390

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                               AB VPS
                                                             REAL ESTATE      AB VPS
                                                             INVESTMENT    SMALL/MID CAP       ALL ASSET          ALL ASSET
                                                             PORTFOLIO** VALUE PORTFOLIO** AGGRESSIVE-ALT 25* AGGRESSIVE-ALT 50*
                                                             ----------- ----------------- ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $4,321,553     $2,851,680        $10,288,114         $2,835,848
Receivable for shares of the Portfolios sold................         --             --                 --                 24
Receivable for policy-related transactions..................      1,775          6,792             12,939                 --
                                                             ----------     ----------        -----------         ----------
   Total assets.............................................  4,323,328      2,858,472         10,301,053          2,835,872
                                                             ----------     ----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      1,702          6,746             12,853                 --
Payable for policy-related transactions.....................         --             --                 --                 24
                                                             ----------     ----------        -----------         ----------
   Total liabilities........................................      1,702          6,746             12,853                 24
                                                             ----------     ----------        -----------         ----------
NET ASSETS.................................................. $4,321,626     $2,851,726        $10,288,200         $2,835,848
                                                             ==========     ==========        ===========         ==========

NET ASSETS:
Accumulation unit values.................................... $4,321,626     $2,851,726        $10,288,200         $  737,112
Retained by AXA Equitable in Separate Account No. 70........         --             --                 --          2,098,736
                                                             ----------     ----------        -----------         ----------
TOTAL NET ASSETS............................................ $4,321,626     $2,851,726        $10,288,200         $2,835,848
                                                             ==========     ==========        ===========         ==========

Investments in shares of the Portfolios, at cost............ $4,429,785     $2,526,582        $10,250,103         $2,964,510


                                                                 ALL ASSET        ALL ASSET
                                                             AGGRESSIVE-ALT 75* GROWTH-ALT 20*
                                                             ------------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $3,033,625      $18,358,701
Receivable for shares of the Portfolios sold................             34               --
Receivable for policy-related transactions..................             --            9,661
                                                                 ----------      -----------
   Total assets.............................................      3,033,659       18,368,362
                                                                 ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             --            9,661
Payable for policy-related transactions.....................             34               --
                                                                 ----------      -----------
   Total liabilities........................................             34            9,661
                                                                 ----------      -----------
NET ASSETS..................................................     $3,033,625      $18,358,701
                                                                 ==========      ===========

NET ASSETS:
Accumulation unit values....................................     $1,023,116      $18,358,673
Retained by AXA Equitable in Separate Account No. 70........      2,010,509               28
                                                                 ----------      -----------
TOTAL NET ASSETS............................................     $3,033,625      $18,358,701
                                                                 ==========      ===========

Investments in shares of the Portfolios, at cost............     $3,278,236      $18,491,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            AMERICAN
                                                                              ALPS | RED   CENTURY VP   AMERICAN
                                                               ALL ASSET     ROCKS LISTED  INFLATION   CENTURY VP
                                                                MODERATE    PRIVATE EQUITY PROTECTION LARGE COMPANY
                                                             GROWTH-ALT 15*   PORTFOLIO       FUND        VALUE
                                                             -------------- -------------- ---------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $15,064,609     $1,583,670   $4,317,396  $2,365,960
Receivable for shares of the Portfolios sold................       14,302             --           --       1,017
Receivable for policy-related transactions..................           --          1,332        3,627          --
                                                              -----------     ----------   ----------  ----------
   Total assets.............................................   15,078,911      1,585,002    4,321,023   2,366,977
                                                              -----------     ----------   ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          1,332        3,627          --
Payable for policy-related transactions.....................       14,229             --           --       1,017
                                                              -----------     ----------   ----------  ----------
   Total liabilities........................................       14,229          1,332        3,627       1,017
                                                              -----------     ----------   ----------  ----------
NET ASSETS..................................................  $15,064,682     $1,583,670   $4,317,396  $2,365,960
                                                              ===========     ==========   ==========  ==========

NET ASSETS:
Accumulation unit values....................................  $15,064,682     $1,582,394   $4,317,383  $2,365,037
Retained by AXA Equitable in Separate Account No. 70........           --          1,276           13         923
                                                              -----------     ----------   ----------  ----------
TOTAL NET ASSETS............................................  $15,064,682     $1,583,670   $4,317,396  $2,365,960
                                                              ===========     ==========   ==========  ==========

Investments in shares of the Portfolios, at cost............  $15,051,809     $1,501,680   $4,368,141  $2,134,697

                                                                            AMERICAN FUNDS
                                                                               INSURANCE
                                                                AMERICAN    SERIES(R) ASSET
                                                             CENTURY VP MID   ALLOCATION
                                                             CAP VALUE FUND    FUND/SM/
                                                             -------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $112,925,165    $27,035,047
Receivable for shares of the Portfolios sold................            --             --
Receivable for policy-related transactions..................       368,173          5,520
                                                              ------------    -----------
   Total assets.............................................   113,293,338     27,040,567
                                                              ------------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       385,134          5,520
Payable for policy-related transactions.....................            --             --
                                                              ------------    -----------
   Total liabilities........................................       385,134          5,520
                                                              ------------    -----------
NET ASSETS..................................................  $112,908,204    $27,035,047
                                                              ============    ===========

NET ASSETS:
Accumulation unit values....................................  $112,886,998    $27,035,047
Retained by AXA Equitable in Separate Account No. 70........        21,206             --
                                                              ------------    -----------
TOTAL NET ASSETS............................................  $112,908,204    $27,035,047
                                                              ============    ===========

Investments in shares of the Portfolios, at cost............  $ 99,704,411    $26,408,368

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                AMERICAN
                                                                                                 FUNDS
                                                                AMERICAN        AMERICAN       INSURANCE
                                                                 FUNDS           FUNDS         SERIES(R)      AMERICAN FUNDS
                                                               INSURANCE       INSURANCE      GLOBAL SMALL  INSURANCE SERIES(R)
                                                             SERIES(R) BOND SERIES(R) GLOBAL CAPITALIZATION    GROWTH-INCOME
                                                                FUND/SM/    GROWTH FUND/SM/     FUND/SM/         FUND/SM/
                                                             -------------- ---------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $39,988,038      $4,004,896     $12,238,077       $6,035,254
Receivable for shares of the Portfolios sold................           --              --              --               --
Receivable for policy-related transactions..................       42,949           3,485          56,884           21,699
                                                              -----------      ----------     -----------       ----------
   Total assets.............................................   40,030,987       4,008,381      12,294,961        6,056,953
                                                              -----------      ----------     -----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       42,949           3,462          56,884           21,699
Payable for policy-related transactions.....................           --              --              --               --
                                                              -----------      ----------     -----------       ----------
   Total liabilities........................................       42,949           3,462          56,884           21,699
                                                              -----------      ----------     -----------       ----------
NET ASSETS..................................................  $39,988,038      $4,004,919     $12,238,077       $6,035,254
                                                              ===========      ==========     ===========       ==========

NET ASSETS:
Accumulation unit values....................................  $39,987,984      $4,004,919     $12,237,106       $6,035,130
Retained by AXA Equitable in Separate Account No. 70........           54              --             971              124
                                                              -----------      ----------     -----------       ----------
TOTAL NET ASSETS............................................  $39,988,038      $4,004,919     $12,238,077       $6,035,254
                                                              ===========      ==========     ===========       ==========

Investments in shares of the Portfolios, at cost............  $40,911,238      $4,301,126     $14,899,012       $6,255,263

                                                                             AMERICAN FUNDS
                                                             AMERICAN FUNDS    INSURANCE
                                                               INSURANCE       SERIES(R)
                                                               SERIES(R)      MANAGED RISK
                                                             INTERNATIONAL       ASSET
                                                               GROWTH AND      ALLOCATION
                                                             INCOME FUND/SM/    FUND/SM/
                                                             --------------  --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $3,228,846      $5,775,032
Receivable for shares of the Portfolios sold................           --             221
Receivable for policy-related transactions..................       28,456              --
                                                               ----------      ----------
   Total assets.............................................    3,257,302       5,775,253
                                                               ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       28,456              --
Payable for policy-related transactions.....................           --             221
                                                               ----------      ----------
   Total liabilities........................................       28,456             221
                                                               ----------      ----------
NET ASSETS..................................................   $3,228,846      $5,775,032
                                                               ==========      ==========

NET ASSETS:
Accumulation unit values....................................   $3,228,846      $5,774,871
Retained by AXA Equitable in Separate Account No. 70........           --             161
                                                               ----------      ----------
TOTAL NET ASSETS............................................   $3,228,846      $5,775,032
                                                               ==========      ==========

Investments in shares of the Portfolios, at cost............   $3,503,624      $5,784,292

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400     AXA 500     AXA 2000
                                                             SERIES(R) NEW    MANAGED     MANAGED      MANAGED   AXA AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY* VOLATILITY*  VOLATILITY*  ALLOCATION*
                                                             -------------- ----------- ------------ ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $36,229,861   $78,033,589 $175,397,772 $77,964,606  $20,960,588
Receivable for shares of the Portfolios sold................           --        35,593      485,423     141,708          825
Receivable for policy-related transactions..................       24,569            --           --          --           --
                                                              -----------   ----------- ------------ -----------  -----------
   Total assets.............................................   36,254,430    78,069,182  175,883,195  78,106,314   20,961,413
                                                              -----------   ----------- ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       24,569            --           --          --           --
Payable for policy-related transactions.....................           --        35,593      485,423     141,708          825
                                                              -----------   ----------- ------------ -----------  -----------
   Total liabilities........................................       24,569        35,593      485,423     141,708          825
                                                              -----------   ----------- ------------ -----------  -----------
NET ASSETS..................................................  $36,229,861   $78,033,589 $175,397,772 $77,964,606  $20,960,588
                                                              ===========   =========== ============ ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $36,229,444   $78,033,209 $175,396,237 $77,962,657  $20,960,069
Retained by AXA Equitable in Separate Account No. 70........          417           380        1,535       1,949          519
                                                              -----------   ----------- ------------ -----------  -----------
TOTAL NET ASSETS............................................  $36,229,861   $78,033,589 $175,397,772 $77,964,606  $20,960,588
                                                              ===========   =========== ============ ===========  ===========

Investments in shares of the Portfolios, at cost............  $38,278,878   $63,828,116 $140,356,479 $63,324,181  $20,941,197


                                                             AXA AGGRESSIVE
                                                               STRATEGY*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $2,709,395,091
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        620,020
                                                             --------------
   Total assets.............................................  2,710,015,111
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        616,937
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        616,937
                                                             --------------
NET ASSETS.................................................. $2,709,398,174
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $2,709,398,174
Retained by AXA Equitable in Separate Account No. 70........             --
                                                             --------------
TOTAL NET ASSETS............................................ $2,709,398,174
                                                             ==============

Investments in shares of the Portfolios, at cost............ $2,576,604,978

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                 AXA
                                                                             CONSERVATIVE      AXA        AXA GLOBAL
                                                              AXA BALANCED      GROWTH     CONSERVATIVE EQUITY MANAGED
                                                               STRATEGY*      STRATEGY*     STRATEGY*    VOLATILITY*
                                                             -------------- -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $2,791,398,512 $1,320,323,833 $792,724,476  $14,923,518
Receivable for shares of the Portfolios sold................             --        231,334           --           --
Receivable for policy-related transactions..................        185,424             --      355,996       15,747
                                                             -------------- -------------- ------------  -----------
   Total assets.............................................  2,791,583,936  1,320,555,167  793,080,472   14,939,265
                                                             -------------- -------------- ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        180,240             --      355,996       15,747
Payable for policy-related transactions.....................             --        231,334           --           --
                                                             -------------- -------------- ------------  -----------
   Total liabilities........................................        180,240        231,334      355,996       15,747
                                                             -------------- -------------- ------------  -----------
NET ASSETS.................................................. $2,791,403,696 $1,320,323,833 $792,724,476  $14,923,518
                                                             ============== ============== ============  ===========

NET ASSETS:
Accumulation unit values.................................... $2,791,403,696 $1,320,323,271 $792,717,195  $14,923,409
Retained by AXA Equitable in Separate Account No. 70........             --            562        7,281          109
                                                             -------------- -------------- ------------  -----------
TOTAL NET ASSETS............................................ $2,791,403,696 $1,320,323,833 $792,724,476  $14,923,518
                                                             ============== ============== ============  ===========

Investments in shares of the Portfolios, at cost............ $2,631,715,701 $1,264,797,482 $787,123,675  $13,789,181

                                                                                 AXA
                                                                            INTERNATIONAL
                                                               AXA GROWTH   CORE MANAGED
                                                               STRATEGY*     VOLATILITY*
                                                             -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $3,616,244,292  $11,706,648
Receivable for shares of the Portfolios sold................             --           --
Receivable for policy-related transactions..................        239,061       36,555
                                                             --------------  -----------
   Total assets.............................................  3,616,483,353   11,743,203
                                                             --------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        238,642       36,555
Payable for policy-related transactions.....................             --           --
                                                             --------------  -----------
   Total liabilities........................................        238,642       36,555
                                                             --------------  -----------
NET ASSETS.................................................. $3,616,244,711  $11,706,648
                                                             ==============  ===========

NET ASSETS:
Accumulation unit values.................................... $3,616,244,711  $11,704,732
Retained by AXA Equitable in Separate Account No. 70........             --        1,916
                                                             --------------  -----------
TOTAL NET ASSETS............................................ $3,616,244,711  $11,706,648
                                                             ==============  ===========

Investments in shares of the Portfolios, at cost............ $3,414,101,290  $11,963,758

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                  AXA           AXA                    AXA LARGE CAP
                                                             INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                                                MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $109,748,521   $3,114,901    $9,344,385    $22,207,361
Receivable for shares of the Portfolios sold................      104,055        6,131         9,769         14,614
                                                             ------------   ----------    ----------    -----------
   Total assets.............................................  109,852,576    3,121,032     9,354,154     22,221,975
                                                             ------------   ----------    ----------    -----------

LIABILITIES:
Payable for policy-related transactions.....................      104,055        6,131         9,769         14,614
                                                             ------------   ----------    ----------    -----------
   Total liabilities........................................      104,055        6,131         9,769         14,614
                                                             ------------   ----------    ----------    -----------
NET ASSETS.................................................. $109,748,521   $3,114,901    $9,344,385    $22,207,361
                                                             ============   ==========    ==========    ===========

NET ASSETS:
Accumulation unit values.................................... $109,747,572   $3,114,643    $9,343,962    $22,206,556
Retained by AXA Equitable in Separate Account No. 70........          949          258           423            805
                                                             ------------   ----------    ----------    -----------
TOTAL NET ASSETS............................................ $109,748,521   $3,114,901    $9,344,385    $22,207,361
                                                             ============   ==========    ==========    ===========

Investments in shares of the Portfolios, at cost............ $112,392,217   $3,240,952    $8,433,966    $19,882,055

                                                             AXA LARGE CAP  AXA MID CAP
                                                             VALUE MANAGED VALUE MANAGED
                                                              VOLATILITY*   VOLATILITY*
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $23,899,771   $17,036,846
Receivable for shares of the Portfolios sold................       23,119         5,652
                                                              -----------   -----------
   Total assets.............................................   23,922,890    17,042,498
                                                              -----------   -----------

LIABILITIES:
Payable for policy-related transactions.....................       23,119         5,652
                                                              -----------   -----------
   Total liabilities........................................       23,119         5,652
                                                              -----------   -----------
NET ASSETS..................................................  $23,899,771   $17,036,846
                                                              ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $23,899,763   $17,036,547
Retained by AXA Equitable in Separate Account No. 70........            8           299
                                                              -----------   -----------
TOTAL NET ASSETS............................................  $23,899,771   $17,036,846
                                                              ===========   ===========

Investments in shares of the Portfolios, at cost............  $20,189,427   $14,742,474

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                           AXA MODERATE
                                                             AXA MODERATE     GROWTH     AXA MODERATE-PLUS AXA NATURAL
                                                             ALLOCATION*    STRATEGY*       ALLOCATION*    RESOURCES*
                                                             ------------ -------------- ----------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $129,131,100 $5,886,343,423    $50,165,921    $5,680,105
Receivable for shares of the Portfolios sold................           --         10,526         85,723            --
Receivable for policy-related transactions..................       60,065             --             --         3,744
                                                             ------------ --------------    -----------    ----------
   Total assets.............................................  129,191,165  5,886,353,949     50,251,644     5,683,849
                                                             ------------ --------------    -----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       60,065             --             --         3,741
Payable for policy-related transactions.....................           --          7,067         85,723            --
                                                             ------------ --------------    -----------    ----------
   Total liabilities........................................       60,065          7,067         85,723         3,741
                                                             ------------ --------------    -----------    ----------
NET ASSETS.................................................. $129,131,100 $5,886,346,882    $50,165,921    $5,680,108
                                                             ============ ==============    ===========    ==========

NET ASSETS:
Accumulation unit values.................................... $129,069,263 $5,886,346,882    $50,155,052    $5,680,108
Retained by AXA Equitable in Separate Account No. 70........       61,837             --         10,869            --
                                                             ------------ --------------    -----------    ----------
TOTAL NET ASSETS............................................ $129,131,100 $5,886,346,882    $50,165,921    $5,680,108
                                                             ============ ==============    ===========    ==========

Investments in shares of the Portfolios, at cost............ $132,488,928 $5,393,389,516    $50,205,956    $5,317,225

                                                              AXA REAL   AXA SMARTBETA
                                                              ESTATE*       EQUITY*
                                                             ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $12,294,481  $12,809,499
Receivable for shares of the Portfolios sold................          --           --
Receivable for policy-related transactions..................      22,253        9,741
                                                             -----------  -----------
   Total assets.............................................  12,316,734   12,819,240
                                                             -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      22,163        9,741
Payable for policy-related transactions.....................          --           --
                                                             -----------  -----------
   Total liabilities........................................      22,163        9,741
                                                             -----------  -----------
NET ASSETS.................................................. $12,294,571  $12,809,499
                                                             ===========  ===========

NET ASSETS:
Accumulation unit values.................................... $12,294,571  $   954,829
Retained by AXA Equitable in Separate Account No. 70........          --   11,854,670
                                                             -----------  -----------
TOTAL NET ASSETS............................................ $12,294,571  $12,809,499
                                                             ===========  ===========

Investments in shares of the Portfolios, at cost............ $12,622,352  $11,604,075

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                        AXA/AB SHORT
                                                              AXA ULTRA                  AXA/AB DYNAMIC   DURATION
                                                             CONSERVATIVE AXA/AB DYNAMIC    MODERATE     GOVERNMENT  AXA/AB SMALL
                                                              STRATEGY*      GROWTH*        GROWTH*        BOND*     CAP GROWTH*
                                                             ------------ -------------- -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $239,330,347  $338,901,138  $2,508,400,597  $1,661,977  $58,347,581
Receivable for shares of the Portfolios sold................           --            --         689,273          53       11,697
Receivable for policy-related transactions..................      918,993       437,170              --          --           --
                                                             ------------  ------------  --------------  ----------  -----------
   Total assets.............................................  240,249,340   339,338,308   2,509,089,870   1,662,030   58,359,278
                                                             ------------  ------------  --------------  ----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      918,993       436,782              --          --           --
Payable for policy-related transactions.....................           --            --         689,020          --       11,697
                                                             ------------  ------------  --------------  ----------  -----------
   Total liabilities........................................      918,993       436,782         689,020          --       11,697
                                                             ------------  ------------  --------------  ----------  -----------
NET ASSETS.................................................. $239,330,347  $338,901,526  $2,508,400,850  $1,662,030  $58,347,581
                                                             ============  ============  ==============  ==========  ===========

NET ASSETS:
Accumulation unit values.................................... $239,323,862  $338,901,526  $2,508,400,850  $1,662,030  $58,347,557
Retained by AXA Equitable in Separate Account No. 70........        6,485            --              --          --           24
                                                             ------------  ------------  --------------  ----------  -----------
TOTAL NET ASSETS............................................ $239,330,347  $338,901,526  $2,508,400,850  $1,662,030  $58,347,581
                                                             ============  ============  ==============  ==========  ===========

Investments in shares of the Portfolios, at cost............ $254,135,062  $329,101,828  $2,428,693,397  $1,665,125  $62,138,114

                                                             AXA/CLEARBRIDGE
                                                                LARGE CAP
                                                                 GROWTH*
                                                             ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $75,700,007
Receivable for shares of the Portfolios sold................        82,949
Receivable for policy-related transactions..................            --
                                                               -----------
   Total assets.............................................    75,782,956
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --
Payable for policy-related transactions.....................        82,949
                                                               -----------
   Total liabilities........................................        82,949
                                                               -----------
NET ASSETS..................................................   $75,700,007
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $75,699,227
Retained by AXA Equitable in Separate Account No. 70........           780
                                                               -----------
TOTAL NET ASSETS............................................   $75,700,007
                                                               ===========

Investments in shares of the Portfolios, at cost............   $83,198,476

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       AXA/FRANKLIN
                                                             AXA/DOUBLELINE AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN
                                                             OPPORTUNISTIC    BALANCED     SMALL CAP    ALLOCATION     SACHS
                                                               CORE PLUS      MANAGED    VALUE MANAGED   MANAGED     STRATEGIC
                                                                 BOND*      VOLATILITY*   VOLATILITY*  VOLATILITY*  ALLOCATION*
                                                             -------------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $7,165,790    $9,610,272   $11,521,235  $13,044,937  $291,949,289
Receivable for shares of the Portfolios sold................           --         8,807        18,625        5,346            --
Receivable for policy-related transactions..................       25,363            --            --           --       443,734
                                                               ----------    ----------   -----------  -----------  ------------
   Total assets.............................................    7,191,153     9,619,079    11,539,860   13,050,283   292,393,023
                                                               ----------    ----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       25,363            --            --           --       443,186
Payable for policy-related transactions.....................           --         8,807        18,625        5,346            --
                                                               ----------    ----------   -----------  -----------  ------------
   Total liabilities........................................       25,363         8,807        18,625        5,346       443,186
                                                               ----------    ----------   -----------  -----------  ------------
NET ASSETS..................................................   $7,165,790    $9,610,272   $11,521,235  $13,044,937  $291,949,837
                                                               ==========    ==========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values....................................   $7,165,783    $9,610,055   $11,520,766  $13,044,694  $291,949,837
Retained by AXA Equitable in Separate Account No. 70........            7           217           469          243            --
                                                               ----------    ----------   -----------  -----------  ------------
TOTAL NET ASSETS............................................   $7,165,790    $9,610,272   $11,521,235  $13,044,937  $291,949,837
                                                               ==========    ==========   ===========  ===========  ============

Investments in shares of the Portfolios, at cost............   $7,272,869    $9,195,080   $ 9,240,114  $12,046,790  $281,974,677


                                                             AXA/INVESCO
                                                              STRATEGIC
                                                             ALLOCATION*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $160,824,363
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      186,935
                                                             ------------
   Total assets.............................................  161,011,298
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      186,763
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................      186,763
                                                             ------------
NET ASSETS.................................................. $160,824,535
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $160,824,535
Retained by AXA Equitable in Separate Account No. 70........           --
                                                             ------------
TOTAL NET ASSETS............................................ $160,824,535
                                                             ============

Investments in shares of the Portfolios, at cost............ $157,596,125

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                         AXA/MUTUAL
                                                                         AXA/LEGG MASON                  LARGE CAP
                                                              AXA/JANUS    STRATEGIC      AXA/LOOMIS   EQUITY MANAGED
                                                             ENTERPRISE*  ALLOCATION*   SAYLES GROWTH*  VOLATILITY*
                                                             ----------- -------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $43,920,506  $51,474,597    $40,525,015     $4,277,908
Receivable for shares of the Portfolios sold................          --           --             --         14,485
Receivable for policy-related transactions..................       6,442       86,330         31,728             --
                                                             -----------  -----------    -----------     ----------
   Total assets.............................................  43,926,948   51,560,927     40,556,743      4,292,393
                                                             -----------  -----------    -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       6,442       86,134         31,728             --
Payable for policy-related transactions.....................          --           --             --         14,479
                                                             -----------  -----------    -----------     ----------
   Total liabilities........................................       6,442       86,134         31,728         14,479
                                                             -----------  -----------    -----------     ----------
NET ASSETS.................................................. $43,920,506  $51,474,793    $40,525,015     $4,277,914
                                                             ===========  ===========    ===========     ==========

NET ASSETS:
Accumulation unit values.................................... $43,920,208  $51,474,793    $40,506,757     $4,277,914
Retained by AXA Equitable in Separate Account No. 70........         298           --         18,258             --
                                                             -----------  -----------    -----------     ----------
TOTAL NET ASSETS............................................ $43,920,506  $51,474,793    $40,525,015     $4,277,914
                                                             ===========  ===========    ===========     ==========

Investments in shares of the Portfolios, at cost............ $49,765,385  $51,184,655    $40,329,971     $3,762,230

                                                             AXA/TEMPLETON    BLACKROCK
                                                             GLOBAL EQUITY     GLOBAL
                                                                MANAGED    ALLOCATION V.I.
                                                              VOLATILITY*       FUND
                                                             ------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $17,089,811   $105,417,273
Receivable for shares of the Portfolios sold................       11,842             --
Receivable for policy-related transactions..................           --          2,957
                                                              -----------   ------------
   Total assets.............................................   17,101,653    105,420,230
                                                              -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          2,957
Payable for policy-related transactions.....................       11,842             --
                                                              -----------   ------------
   Total liabilities........................................       11,842          2,957
                                                              -----------   ------------
NET ASSETS..................................................  $17,089,811   $105,417,273
                                                              ===========   ============

NET ASSETS:
Accumulation unit values....................................  $17,089,156   $105,415,782
Retained by AXA Equitable in Separate Account No. 70........          655          1,491
                                                              -----------   ------------
TOTAL NET ASSETS............................................  $17,089,811   $105,417,273
                                                              ===========   ============

Investments in shares of the Portfolios, at cost............  $15,625,648   $112,755,878

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                               BLACKROCK
                                                                GLOBAL        BLACKROCK     CHARTER/SM/   CHARTER/SM/
                                                             OPPORTUNITIES    LARGE CAP     AGGRESSIVE  ALTERNATIVE 100
                                                               V.I. FUND   GROWTH V.I. FUND  GROWTH*       MODERATE*
                                                             ------------- ---------------- ----------  ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,792,839     $33,555,268    $5,260,826    $8,197,248
Receivable for shares of the Portfolios sold................          --          11,336         2,523           110
Receivable for policy-related transactions..................      12,395              --            --            --
                                                              ----------     -----------    ----------    ----------
   Total assets.............................................   2,805,234      33,566,604     5,263,349     8,197,358
                                                              ----------     -----------    ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      12,395              --            --            --
Payable for policy-related transactions.....................          --          11,336         2,523           110
                                                              ----------     -----------    ----------    ----------
   Total liabilities........................................      12,395          11,336         2,523           110
                                                              ----------     -----------    ----------    ----------
NET ASSETS..................................................  $2,792,839     $33,555,268    $5,260,826    $8,197,248
                                                              ==========     ===========    ==========    ==========

NET ASSETS:
Accumulation unit values....................................  $2,792,766     $33,551,438    $5,260,794    $8,197,240
Retained by AXA Equitable in Separate Account No. 70........          73           3,830            32             8
                                                              ----------     -----------    ----------    ----------
TOTAL NET ASSETS............................................  $2,792,839     $33,555,268    $5,260,826    $8,197,248
                                                              ==========     ===========    ==========    ==========

Investments in shares of the Portfolios, at cost............  $2,831,498     $35,553,994    $5,213,145    $8,543,680


                                                              CHARTER/SM/  CHARTER/SM/
                                                             CONSERVATIVE*  GROWTH*
                                                             ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $28,928,585  $12,410,075
Receivable for shares of the Portfolios sold................           --           --
Receivable for policy-related transactions..................       11,077       44,906
                                                              -----------  -----------
   Total assets.............................................   28,939,662   12,454,981
                                                              -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       11,077       44,906
Payable for policy-related transactions.....................           --           --
                                                              -----------  -----------
   Total liabilities........................................       11,077       44,906
                                                              -----------  -----------
NET ASSETS..................................................  $28,928,585  $12,410,075
                                                              ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $28,928,580  $12,409,987
Retained by AXA Equitable in Separate Account No. 70........            5           88
                                                              -----------  -----------
TOTAL NET ASSETS............................................  $28,928,585  $12,410,075
                                                              ===========  ===========

Investments in shares of the Portfolios, at cost............  $29,084,481  $12,663,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             CHARTER/SM/  CHARTER/SM/   CHARTER/SM/              CHARTER/SM/
                                                               INCOME    INTEREST RATE INTERNATIONAL CHARTER/SM/  MODERATE
                                                             STRATEGIES*  STRATEGIES*    MODERATE*   MODERATE*    GROWTH*
                                                             ----------- ------------- ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $4,550,883   $4,220,141    $8,192,974   $23,611,490 $21,857,037
Receivable for shares of the Portfolios sold................      9,243          122            --            --          --
Receivable for policy-related transactions..................         --           --            90        27,379       9,238
                                                             ----------   ----------    ----------   ----------- -----------
   Total assets.............................................  4,560,126    4,220,263     8,193,064    23,638,869  21,866,275
                                                             ----------   ----------    ----------   ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --           --            90        27,343       9,167
Payable for policy-related transactions.....................      9,243          122            --            --          --
                                                             ----------   ----------    ----------   ----------- -----------
   Total liabilities........................................      9,243          122            90        27,343       9,167
                                                             ----------   ----------    ----------   ----------- -----------
NET ASSETS.................................................. $4,550,883   $4,220,141    $8,192,974   $23,611,526 $21,857,108
                                                             ==========   ==========    ==========   =========== ===========

NET ASSETS:
Accumulation unit values.................................... $3,271,391   $3,651,846    $2,311,723   $23,611,526 $21,857,108
Retained by AXA Equitable in Separate Account No. 70........  1,279,492      568,295     5,881,251            --          --
                                                             ----------   ----------    ----------   ----------- -----------
TOTAL NET ASSETS............................................ $4,550,883   $4,220,141    $8,192,974   $23,611,526 $21,857,108
                                                             ==========   ==========    ==========   =========== ===========

Investments in shares of the Portfolios, at cost............ $4,743,861   $4,380,647    $8,909,194   $23,900,325 $21,873,811

                                                             CHARTER/SM/
                                                             MULTI-SECTOR
                                                                BOND*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $1,938,710
Receivable for shares of the Portfolios sold................       7,540
Receivable for policy-related transactions..................          --
                                                              ----------
   Total assets.............................................   1,946,250
                                                              ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --
Payable for policy-related transactions.....................       7,540
                                                              ----------
   Total liabilities........................................       7,540
                                                              ----------
NET ASSETS..................................................  $1,938,710
                                                              ==========

NET ASSETS:
Accumulation unit values....................................  $1,938,292
Retained by AXA Equitable in Separate Account No. 70........         418
                                                              ----------
TOTAL NET ASSETS............................................  $1,938,710
                                                              ==========

Investments in shares of the Portfolios, at cost............  $2,021,402

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                      CLEARBRIDGE
                                                                                                       VARIABLE   CLEARBRIDGE
                                                                              CHARTER/SM/ CHARTER/SM/ AGGRESSIVE    VARIABLE
                                                             CHARTER/SM/ REAL SMALL CAP   SMALL CAP     GROWTH    APPRECIATION
                                                                ASSETS*        GROWTH*      VALUE*     PORTFOLIO   PORTFOLIO
                                                             --------------   ----------  ----------- ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,642,500     $7,997,375  $19,845,518 $45,224,891  $8,342,238
Receivable for shares of the Portfolios sold................       28,826          3,608       12,098          --          --
Receivable for policy-related transactions..................           --             --           --      21,028       8,041
                                                               ----------     ----------  ----------- -----------  ----------
   Total assets.............................................    4,671,326      8,000,983   19,857,616  45,245,919   8,350,279
                                                               ----------     ----------  ----------- -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --             --           --      21,028       8,041
Payable for policy-related transactions.....................       28,826          3,608       12,098          --          --
                                                               ----------     ----------  ----------- -----------  ----------
   Total liabilities........................................       28,826          3,608       12,098      21,028       8,041
                                                               ----------     ----------  ----------- -----------  ----------
NET ASSETS..................................................   $4,642,500     $7,997,375  $19,845,518 $45,224,891  $8,342,238
                                                               ==========     ==========  =========== ===========  ==========

NET ASSETS:
Accumulation unit values....................................   $1,270,450     $7,996,905  $19,843,189 $45,224,731  $8,342,203
Retained by AXA Equitable in Separate Account No. 70........    3,372,050            470        2,329         160          35
                                                               ----------     ----------  ----------- -----------  ----------
TOTAL NET ASSETS............................................   $4,642,500     $7,997,375  $19,845,518 $45,224,891  $8,342,238
                                                               ==========     ==========  =========== ===========  ==========

Investments in shares of the Portfolios, at cost............   $4,971,516     $7,231,022  $17,479,610 $51,547,957  $8,040,520

                                                             CLEARBRIDGE
                                                              VARIABLE
                                                              DIVIDEND
                                                              STRATEGY
                                                              PORTFOLIO
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $21,544,283
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................      77,666
                                                             -----------
   Total assets.............................................  21,621,949
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      77,662
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................      77,662
                                                             -----------
NET ASSETS.................................................. $21,544,287
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $21,544,287
Retained by AXA Equitable in Separate Account No. 70........          --
                                                             -----------
TOTAL NET ASSETS............................................ $21,544,287
                                                             ===========

Investments in shares of the Portfolios, at cost............ $20,070,893

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                              DELAWARE VIP(R)
                                                               CLEARBRIDGE    DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM
                                                             VARIABLE MID CAP   DIVERSIFIED      EMERGING       DIVERSIFIED
                                                                PORTFOLIO      INCOME SERIES  MARKETS SERIES   INCOME SERIES
                                                             ---------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $3,713,898      $13,365,984     $1,034,118      $9,026,344
Receivable for shares of the Portfolios sold................            --               --             --              --
Receivable for policy-related transactions..................         4,437           19,798            853           4,707
                                                                ----------      -----------     ----------      ----------
   Total assets.............................................     3,718,335       13,385,782      1,034,971       9,031,051
                                                                ----------      -----------     ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         4,336           19,798            853           4,707
Payable for policy-related transactions.....................            --               --             --              --
                                                                ----------      -----------     ----------      ----------
   Total liabilities........................................         4,336           19,798            853           4,707
                                                                ----------      -----------     ----------      ----------
NET ASSETS..................................................    $3,713,999      $13,365,984     $1,034,118      $9,026,344
                                                                ==========      ===========     ==========      ==========

NET ASSETS:
Accumulation unit values....................................    $3,713,999      $13,346,327     $1,031,969      $9,013,951
Retained by AXA Equitable in Separate Account No. 70........            --           19,657          2,149          12,393
                                                                ----------      -----------     ----------      ----------
TOTAL NET ASSETS............................................    $3,713,999      $13,365,984     $1,034,118      $9,026,344
                                                                ==========      ===========     ==========      ==========

Investments in shares of the Portfolios, at cost............    $3,604,788      $13,767,696     $1,025,368      $9,088,321

                                                             EATON VANCE VT EQ/BLACKROCK
                                                             FLOATING-RATE  BASIC VALUE
                                                              INCOME FUND     EQUITY*
                                                             -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $20,453,952   $139,389,410
Receivable for shares of the Portfolios sold................           --         24,023
Receivable for policy-related transactions..................       56,523             --
                                                              -----------   ------------
   Total assets.............................................   20,510,475    139,413,433
                                                              -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       55,239             --
Payable for policy-related transactions.....................           --         24,023
                                                              -----------   ------------
   Total liabilities........................................       55,239         24,023
                                                              -----------   ------------
NET ASSETS..................................................  $20,455,236   $139,389,410
                                                              ===========   ============

NET ASSETS:
Accumulation unit values....................................  $20,455,236   $139,365,654
Retained by AXA Equitable in Separate Account No. 70........           --         23,756
                                                              -----------   ------------
TOTAL NET ASSETS............................................  $20,455,236   $139,389,410
                                                              ===========   ============

Investments in shares of the Portfolios, at cost............  $20,129,810   $115,876,973

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                EQ/BOSTON    EQ/CAPITAL
                                                             ADVISORS EQUITY  GUARDIAN    EQ/COMMON   EQ/CONVERTIBLE EQ/CORE BOND
                                                                 INCOME*     RESEARCH*   STOCK INDEX*  SECURITIES*      INDEX*
                                                             --------------- ----------- ------------ -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $30,758,330   $16,891,824 $34,712,963    $9,678,718   $332,139,819
Receivable for shares of the Portfolios sold................         6,789         6,386          --            37        263,698
Receivable for policy-related transactions..................            --            --       1,865            --             --
                                                               -----------   ----------- -----------    ----------   ------------
   Total assets.............................................    30,765,119    16,898,210  34,714,828     9,678,755    332,403,517
                                                               -----------   ----------- -----------    ----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --            --       1,758            --             --
Payable for policy-related transactions.....................         6,789         6,386          --            37        263,698
                                                               -----------   ----------- -----------    ----------   ------------
   Total liabilities........................................         6,789         6,386       1,758            37        263,698
                                                               -----------   ----------- -----------    ----------   ------------
NET ASSETS..................................................   $30,758,330   $16,891,824 $34,713,070    $9,678,718   $332,139,819
                                                               ===========   =========== ===========    ==========   ============

NET ASSETS:
Accumulation unit values....................................   $30,757,784   $16,881,616 $34,713,070    $1,109,776   $332,135,674
Retained by AXA Equitable in Separate Account No. 70........           546        10,208          --     8,568,942          4,145
                                                               -----------   ----------- -----------    ----------   ------------
TOTAL NET ASSETS............................................   $30,758,330   $16,891,824 $34,713,070    $9,678,718   $332,139,819
                                                               ===========   =========== ===========    ==========   ============

Investments in shares of the Portfolios, at cost............   $33,951,150   $14,333,141 $31,209,362    $9,557,951   $339,304,262

                                                              EQ/EMERGING
                                                             MARKETS EQUITY
                                                                 PLUS*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,187,995
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................        1,767
                                                               ----------
   Total assets.............................................    4,189,762
                                                               ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        1,767
Payable for policy-related transactions.....................           --
                                                               ----------
   Total liabilities........................................        1,767
                                                               ----------
NET ASSETS..................................................   $4,187,995
                                                               ==========

NET ASSETS:
Accumulation unit values....................................   $4,187,950
Retained by AXA Equitable in Separate Account No. 70........           45
                                                               ----------
TOTAL NET ASSETS............................................   $4,187,995
                                                               ==========

Investments in shares of the Portfolios, at cost............   $4,277,736

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            EQ/GAMCO
                                                                            EQ/EQUITY 500  MERGERS AND  EQ/GAMCO SMALL
                                                             EQ/ENERGY ETF*    INDEX*     ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,394,033   $210,571,274   $16,560,236   $246,501,163
Receivable for shares of the Portfolios sold................           --             --        17,764             --
Receivable for policy-related transactions..................        3,565        340,629            --         90,945
                                                               ----------   ------------   -----------   ------------
   Total assets.............................................    4,397,598    210,911,903    16,578,000    246,592,108
                                                               ----------   ------------   -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        3,565        340,629            --         90,839
Payable for policy-related transactions.....................           --             --        17,764             --
                                                               ----------   ------------   -----------   ------------
   Total liabilities........................................        3,565        340,629        17,764         90,839
                                                               ----------   ------------   -----------   ------------
NET ASSETS..................................................   $4,394,033   $210,571,274   $16,560,236   $246,501,269
                                                               ==========   ============   ===========   ============

NET ASSETS:
Accumulation unit values....................................   $3,046,645   $210,527,764   $16,526,059   $246,501,269
Retained by AXA Equitable in Separate Account No. 70........    1,347,388         43,510        34,177             --
                                                               ----------   ------------   -----------   ------------
TOTAL NET ASSETS............................................   $4,394,033   $210,571,274   $16,560,236   $246,501,269
                                                               ==========   ============   ===========   ============

Investments in shares of the Portfolios, at cost............   $4,594,471   $193,832,376   $16,669,201   $216,719,013

                                                             EQ/GLOBAL BOND EQ/HIGH YIELD
                                                                 PLUS*          BOND*
                                                             -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $10,102,402    $11,034,404
Receivable for shares of the Portfolios sold................        1,220             --
Receivable for policy-related transactions..................           --         10,186
                                                              -----------    -----------
   Total assets.............................................   10,103,622     11,044,590
                                                              -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --         10,139
Payable for policy-related transactions.....................        1,220             --
                                                              -----------    -----------
   Total liabilities........................................        1,220         10,139
                                                              -----------    -----------
NET ASSETS..................................................  $10,102,402    $11,034,451
                                                              ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $10,102,129    $11,034,451
Retained by AXA Equitable in Separate Account No. 70........          273             --
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $10,102,402    $11,034,451
                                                              ===========    ===========

Investments in shares of the Portfolios, at cost............  $11,033,507    $11,411,930

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                               EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES*
                                                             --------------- ---------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $126,942,332     $33,833,968    $36,376,499  $17,334,406
Receivable for shares of the Portfolios sold................        87,219              --             --       14,740
Receivable for policy-related transactions..................            --           5,834          4,141           --
                                                              ------------     -----------    -----------  -----------
   Total assets.............................................   127,029,551      33,839,802     36,380,640   17,349,146
                                                              ------------     -----------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --           5,831          4,141           --
Payable for policy-related transactions.....................        87,219              --             --       14,740
                                                              ------------     -----------    -----------  -----------
   Total liabilities........................................        87,219           5,831          4,141       14,740
                                                              ------------     -----------    -----------  -----------
NET ASSETS..................................................  $126,942,332     $33,833,971    $36,376,499  $17,334,406
                                                              ============     ===========    ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $126,941,091     $33,833,971    $36,375,442  $17,334,103
Retained by AXA Equitable in Separate Account No. 70........         1,241              --          1,057          303
                                                              ------------     -----------    -----------  -----------
TOTAL NET ASSETS............................................  $126,942,332     $33,833,971    $36,376,499  $17,334,406
                                                              ============     ===========    ===========  ===========

Investments in shares of the Portfolios, at cost............  $128,550,860     $39,958,528    $30,927,083  $13,702,878

                                                             EQ/LARGE CAP  EQ/LARGE CAP
                                                             GROWTH INDEX* VALUE INDEX*
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $43,072,877  $29,244,988
Receivable for shares of the Portfolios sold................           --           --
Receivable for policy-related transactions..................       71,137       20,667
                                                              -----------  -----------
   Total assets.............................................   43,144,014   29,265,655
                                                              -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       71,117       20,667
Payable for policy-related transactions.....................           --           --
                                                              -----------  -----------
   Total liabilities........................................       71,117       20,667
                                                              -----------  -----------
NET ASSETS..................................................  $43,072,897  $29,244,988
                                                              ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $43,072,897  $29,218,457
Retained by AXA Equitable in Separate Account No. 70........           --       26,531
                                                              -----------  -----------
TOTAL NET ASSETS............................................  $43,072,897  $29,244,988
                                                              ===========  ===========

Investments in shares of the Portfolios, at cost............  $44,758,406  $27,577,885

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                  EQ/MFS
                                                             EQ/LOW VOLATILITY INTERNATIONAL                     EQ/MONEY
                                                                GLOBAL ETF*       GROWTH*    EQ/MID CAP INDEX*   MARKET*
                                                             ----------------- ------------- ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $3,701,278      $32,014,642     $75,110,121    $153,750,582
Receivable for shares of the Portfolios sold................            59               --              --         378,686
Receivable for policy-related transactions..................            --            2,251         109,019              --
                                                                ----------      -----------     -----------    ------------
   Total assets.............................................     3,701,337       32,016,893      75,219,140     154,129,268
                                                                ----------      -----------     -----------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --            2,157         109,019              --
Payable for policy-related transactions.....................            59               --              --         378,686
                                                                ----------      -----------     -----------    ------------
   Total liabilities........................................            59            2,157         109,019         378,686
                                                                ----------      -----------     -----------    ------------
NET ASSETS..................................................    $3,701,278      $32,014,736     $75,110,121    $153,750,582
                                                                ==========      ===========     ===========    ============

NET ASSETS:
Accumulation unit values....................................    $1,768,606      $32,014,736     $75,066,656    $153,749,731
Retained by AXA Equitable in Separate Account No. 70........     1,932,672               --          43,465             851
                                                                ----------      -----------     -----------    ------------
TOTAL NET ASSETS............................................    $3,701,278      $32,014,736     $75,110,121    $153,750,582
                                                                ==========      ===========     ===========    ============

Investments in shares of the Portfolios, at cost............    $3,700,000      $33,267,675     $68,912,099    $153,750,893

                                                             EQ/OPPENHEIMER EQ/PIMCO GLOBAL
                                                                GLOBAL*      REAL RETURN*
                                                             -------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $53,905,534     $13,760,402
Receivable for shares of the Portfolios sold................       17,427              --
Receivable for policy-related transactions..................           --          52,131
                                                              -----------     -----------
   Total assets.............................................   53,922,961      13,812,533
                                                              -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          52,131
Payable for policy-related transactions.....................       17,427              --
                                                              -----------     -----------
   Total liabilities........................................       17,427          52,131
                                                              -----------     -----------
NET ASSETS..................................................  $53,905,534     $13,760,402
                                                              ===========     ===========

NET ASSETS:
Accumulation unit values....................................  $53,905,430     $13,760,347
Retained by AXA Equitable in Separate Account No. 70........          104              55
                                                              -----------     -----------
TOTAL NET ASSETS............................................  $53,905,534     $13,760,402
                                                              ===========     ===========

Investments in shares of the Portfolios, at cost............  $52,705,082     $13,892,436

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              EQ/PIMCO                               EQ/T. ROWE
                                                             ULTRA SHORT EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH &
                                                                BOND*    BOND PLUS*  COMPANY INDEX*    STOCK*        INCOME*
                                                             ----------- ----------- -------------- ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $32,806,689 $26,773,306  $55,112,912   $140,777,711   $7,215,148
Receivable for shares of the Portfolios sold................       1,815          --           --             --       12,209
Receivable for policy-related transactions..................          --      24,244       57,025         33,878           --
                                                             ----------- -----------  -----------   ------------   ----------
   Total assets.............................................  32,808,504  26,797,550   55,169,937    140,811,589    7,227,357
                                                             ----------- -----------  -----------   ------------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --      24,244       57,025         33,878           --
Payable for policy-related transactions.....................       1,815          --           --             --       12,209
                                                             ----------- -----------  -----------   ------------   ----------
   Total liabilities........................................       1,815      24,244       57,025         33,878       12,209
                                                             ----------- -----------  -----------   ------------   ----------
NET ASSETS.................................................. $32,806,689 $26,773,306  $55,112,912   $140,777,711   $7,215,148
                                                             =========== ===========  ===========   ============   ==========

NET ASSETS:
Accumulation unit values.................................... $32,792,785 $26,772,923  $55,065,452   $140,777,593   $7,214,718
Retained by AXA Equitable in Separate Account No. 70........      13,904         383       47,460            118          430
                                                             ----------- -----------  -----------   ------------   ----------
TOTAL NET ASSETS............................................ $32,806,689 $26,773,306  $55,112,912   $140,777,711   $7,215,148
                                                             =========== ===========  ===========   ============   ==========

Investments in shares of the Portfolios, at cost............ $32,826,184 $27,186,103  $53,845,923   $127,475,552   $6,859,847

                                                                FEDERATED
                                                             HIGH INCOME BOND
                                                                 FUND II
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $14,776,950
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        25,696
                                                               -----------
   Total assets.............................................    14,802,646
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        25,696
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        25,696
                                                               -----------
NET ASSETS..................................................   $14,776,950
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $14,776,542
Retained by AXA Equitable in Separate Account No. 70........           408
                                                               -----------
TOTAL NET ASSETS............................................   $14,776,950
                                                               ===========

Investments in shares of the Portfolios, at cost............   $14,146,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                                FEDERATED        MANAGER: GROWTH     CONTRAFUND(R)
                                                             KAUFMANN FUND II       PORTFOLIO          PORTFOLIO
                                                             ---------------- --------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $4,197,027          $741,800         $142,394,469
Receivable for shares of the Portfolios sold................            --                29                   --
Receivable for policy-related transactions..................         2,877                --              127,720
                                                                ----------          --------         ------------
   Total assets.............................................     4,199,904           741,829          142,522,189
                                                                ----------          --------         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         2,877                --              127,720
Payable for policy-related transactions.....................            --                29                   --
                                                                ----------          --------         ------------
   Total liabilities........................................         2,877                29              127,720
                                                                ----------          --------         ------------
NET ASSETS..................................................    $4,197,027          $741,800         $142,394,469
                                                                ==========          ========         ============

NET ASSETS:
Accumulation unit values....................................    $4,196,262          $741,522         $142,370,894
Retained by AXA Equitable in Separate Account No. 70........           765               278               23,575
                                                                ----------          --------         ------------
TOTAL NET ASSETS............................................    $4,197,027          $741,800         $142,394,469
                                                                ==========          ========         ============

Investments in shares of the Portfolios, at cost............    $4,249,831          $679,632         $137,435,286

                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                              FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $598,705       $1,045,449      $1,209,902
Receivable for shares of the Portfolios sold................          24               40              47
Receivable for policy-related transactions..................          --               --              --
                                                                --------       ----------      ----------
   Total assets.............................................     598,729        1,045,489       1,209,949
                                                                --------       ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --               --              --
Payable for policy-related transactions.....................          24               40              47
                                                                --------       ----------      ----------
   Total liabilities........................................          24               40              47
                                                                --------       ----------      ----------
NET ASSETS..................................................    $598,705       $1,045,449      $1,209,902
                                                                ========       ==========      ==========

NET ASSETS:
Accumulation unit values....................................    $598,426       $1,045,193      $1,209,647
Retained by AXA Equitable in Separate Account No. 70........         279              256             255
                                                                --------       ----------      ----------
TOTAL NET ASSETS............................................    $598,705       $1,045,449      $1,209,902
                                                                ========       ==========      ==========

Investments in shares of the Portfolios, at cost............    $569,818       $1,011,537      $1,124,226

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP  FIRST TRUST MULTI
                                                              FREEDOM 2030       MID CAP     STRATEGIC INCOME INCOME ALLOCATION
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                             --------------- --------------- ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $895,582       $68,773,900     $91,573,664       $2,852,058
Receivable for shares of the Portfolios sold................          36                --           4,796               --
Receivable for policy-related transactions..................          --            21,196              --                9
                                                                --------       -----------     -----------       ----------
   Total assets.............................................     895,618        68,795,096      91,578,460        2,852,067
                                                                --------       -----------     -----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --            21,196              --                9
Payable for policy-related transactions.....................          36                --           4,717               --
                                                                --------       -----------     -----------       ----------
   Total liabilities........................................          36            21,196           4,717                9
                                                                --------       -----------     -----------       ----------
NET ASSETS..................................................    $895,582       $68,773,900     $91,573,743       $2,852,058
                                                                ========       ===========     ===========       ==========

NET ASSETS:
Accumulation unit values....................................    $895,315       $68,756,780     $91,573,743       $2,852,053
Retained by AXA Equitable in Separate Account No. 70........         267            17,120              --                5
                                                                --------       -----------     -----------       ----------
TOTAL NET ASSETS............................................    $895,582       $68,773,900     $91,573,743       $2,852,058
                                                                ========       ===========     ===========       ==========

Investments in shares of the Portfolios, at cost............    $860,406       $68,483,370     $93,801,245       $2,778,991

                                                              FIRST TRUST/DOW
                                                             JONES DIVIDEND &  FRANKLIN FOUNDING
                                                             INCOME ALLOCATION FUNDS ALLOCATION
                                                                 PORTFOLIO         VIP FUND
                                                             ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $38,062,408       $18,653,467
Receivable for shares of the Portfolios sold................         63,203                --
Receivable for policy-related transactions..................             --             2,524
                                                                -----------       -----------
   Total assets.............................................     38,125,611        18,655,991
                                                                -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             --             2,524
Payable for policy-related transactions.....................         63,157                --
                                                                -----------       -----------
   Total liabilities........................................         63,157             2,524
                                                                -----------       -----------
NET ASSETS..................................................    $38,062,454       $18,653,467
                                                                ===========       ===========

NET ASSETS:
Accumulation unit values....................................    $38,062,454       $18,653,262
Retained by AXA Equitable in Separate Account No. 70........             --               205
                                                                -----------       -----------
TOTAL NET ASSETS............................................    $38,062,454       $18,653,467
                                                                ===========       ===========

Investments in shares of the Portfolios, at cost............    $36,533,256       $18,986,370

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                                                             FRANKLIN RISING
                                                             FRANKLIN INCOME FRANKLIN MUTUAL    DIVIDENDS    FRANKLIN STRATEGIC
                                                                VIP FUND     SHARES VIP FUND    VIP FUND      INCOME VIP FUND
                                                             --------------- --------------- --------------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $82,728,549     $13,697,808     $64,082,666      $59,266,765
Receivable for shares of the Portfolios sold................            --              --           1,464               --
Receivable for policy-related transactions..................       137,342             369              --           41,675
                                                               -----------     -----------     -----------      -----------
   Total assets.............................................    82,865,891      13,698,177      64,084,130       59,308,440
                                                               -----------     -----------     -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       137,342             369              --           41,675
Payable for policy-related transactions.....................            --              --           1,464               --
                                                               -----------     -----------     -----------      -----------
   Total liabilities........................................       137,342             369           1,464           41,675
                                                               -----------     -----------     -----------      -----------
NET ASSETS..................................................   $82,728,549     $13,697,808     $64,082,666      $59,266,765
                                                               ===========     ===========     ===========      ===========

NET ASSETS:
Accumulation unit values....................................   $82,728,549     $13,696,217     $64,082,606      $59,237,735
Retained by AXA Equitable in Separate Account No. 70........            --           1,591              60           29,030
                                                               -----------     -----------     -----------      -----------
TOTAL NET ASSETS............................................   $82,728,549     $13,697,808     $64,082,666      $59,266,765
                                                               ===========     ===========     ===========      ===========

Investments in shares of the Portfolios, at cost............   $83,620,875     $13,222,744     $66,948,781      $63,567,588

                                                                            GUGGENHEIM
                                                                            VIF GLOBAL
                                                             GOLDMAN SACHS    MANAGED
                                                              VIT MID CAP     FUTURES
                                                              VALUE FUND   STRATEGY FUND
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $31,473,672   $2,432,361
Receivable for shares of the Portfolios sold................           --        1,861
Receivable for policy-related transactions..................        9,466           --
                                                              -----------   ----------
   Total assets.............................................   31,483,138    2,434,222
                                                              -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        9,466           --
Payable for policy-related transactions.....................           --        1,861
                                                              -----------   ----------
   Total liabilities........................................        9,466        1,861
                                                              -----------   ----------
NET ASSETS..................................................  $31,473,672   $2,432,361
                                                              ===========   ==========

NET ASSETS:
Accumulation unit values....................................  $31,462,044   $2,431,982
Retained by AXA Equitable in Separate Account No. 70........       11,628          379
                                                              -----------   ----------
TOTAL NET ASSETS............................................  $31,473,672   $2,432,361
                                                              ===========   ==========

Investments in shares of the Portfolios, at cost............  $33,695,166   $2,836,754

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                               HARTFORD     HARTFORD    INVESCO V.I.
                                                               GUGGENHEIM      CAPITAL       GROWTH       AMERICAN
                                                             VIF MULTI-HEDGE APPRECIATION OPPORTUNITIES  FRANCHISE
                                                             STRATEGIES FUND   HLS FUND     HLS FUND        FUND
                                                             --------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $881,578     $12,576,833   $25,514,561    $494,537
Receivable for shares of the Portfolios sold................          36           1,948        16,445          19
Receivable for policy-related transactions..................          --              --            --          --
                                                                --------     -----------   -----------    --------
   Total assets.............................................     881,614      12,578,781    25,531,006     494,556
                                                                --------     -----------   -----------    --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --              --            --          --
Payable for policy-related transactions.....................          36           1,879        16,388          19
                                                                --------     -----------   -----------    --------
   Total liabilities........................................          36           1,879        16,388          19
                                                                --------     -----------   -----------    --------
NET ASSETS..................................................    $881,578     $12,576,902   $25,514,618    $494,537
                                                                ========     ===========   ===========    ========

NET ASSETS:
Accumulation unit values....................................    $881,530     $12,576,902   $25,514,618    $461,128
Retained by AXA Equitable in Separate Account No. 70........          48              --            --      33,409
                                                                --------     -----------   -----------    --------
TOTAL NET ASSETS............................................    $881,578     $12,576,902   $25,514,618    $494,537
                                                                ========     ===========   ===========    ========

Investments in shares of the Portfolios, at cost............    $852,440     $13,800,097   $29,342,860    $532,955

                                                             INVESCO V.I.  INVESCO V.I.
                                                             BALANCED-RISK DIVERSIFIED
                                                              ALLOCATION     DIVIDEND
                                                                 FUND          FUND
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $8,909,821   $68,918,516
Receivable for shares of the Portfolios sold................         292            --
Receivable for policy-related transactions..................          --        95,672
                                                              ----------   -----------
   Total assets.............................................   8,910,113    69,014,188
                                                              ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --        95,615
Payable for policy-related transactions.....................         206            --
                                                              ----------   -----------
   Total liabilities........................................         206        95,615
                                                              ----------   -----------
NET ASSETS..................................................  $8,909,907   $68,918,573
                                                              ==========   ===========

NET ASSETS:
Accumulation unit values....................................  $8,909,907   $68,918,573
Retained by AXA Equitable in Separate Account No. 70........          --            --
                                                              ----------   -----------
TOTAL NET ASSETS............................................  $8,909,907   $68,918,573
                                                              ==========   ===========

Investments in shares of the Portfolios, at cost............  $8,768,205   $62,413,516

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             INVESCO V.I.
                                                              EQUITY AND
                                                                INCOME    INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL
                                                                 FUND      HEALTH CARE FUND    REAL ESTATE FUND
                                                             ------------ ------------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $9,383,419      $3,391,383          $74,983,777
Receivable for shares of the Portfolios sold................          --              --                8,610
Receivable for policy-related transactions..................       8,298           4,068                   --
                                                              ----------      ----------          -----------
   Total assets.............................................   9,391,717       3,395,451           74,992,387
                                                              ----------      ----------          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       8,298           4,068                   --
Payable for policy-related transactions.....................          --              --                8,610
                                                              ----------      ----------          -----------
   Total liabilities........................................       8,298           4,068                8,610
                                                              ----------      ----------          -----------
NET ASSETS..................................................  $9,383,419      $3,391,383          $74,983,777
                                                              ==========      ==========          ===========

NET ASSETS:
Accumulation unit values....................................  $9,383,419      $3,381,197          $74,983,353
Retained by AXA Equitable in Separate Account No. 70........          --          10,186                  424
                                                              ----------      ----------          -----------
TOTAL NET ASSETS............................................  $9,383,419      $3,391,383          $74,983,777
                                                              ==========      ==========          ===========

Investments in shares of the Portfolios, at cost............  $8,842,428      $4,445,269          $74,446,787

                                                                               INVESCO V.I.
                                                             INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP
                                                                YIELD FUND      GROWTH FUND    CORE EQUITY FUND
                                                             ----------------- ------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $38,847,617     $43,251,331      $11,668,956
Receivable for shares of the Portfolios sold................             --           7,970              386
Receivable for policy-related transactions..................         37,816              --               --
                                                                -----------     -----------      -----------
   Total assets.............................................     38,885,433      43,259,301       11,669,342
                                                                -----------     -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         37,758              --               --
Payable for policy-related transactions.....................             --           7,970              386
                                                                -----------     -----------      -----------
   Total liabilities........................................         37,758           7,970              386
                                                                -----------     -----------      -----------
NET ASSETS..................................................    $38,847,675     $43,251,331      $11,668,956
                                                                ===========     ===========      ===========

NET ASSETS:
Accumulation unit values....................................    $38,847,675     $43,251,326      $11,668,618
Retained by AXA Equitable in Separate Account No. 70........             --               5              338
                                                                -----------     -----------      -----------
TOTAL NET ASSETS............................................    $38,847,675     $43,251,331      $11,668,956
                                                                ===========     ===========      ===========

Investments in shares of the Portfolios, at cost............    $39,626,621     $43,960,302      $12,458,720

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                             INVESCO V.I. SMALL IVY VIP ASSET IVY VIP DIVIDEND   IVY VIP
                                                              CAP EQUITY FUND     STRATEGY     OPPORTUNITIES     ENERGY
                                                             ------------------ ------------- ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $15,414,495      $35,327,079    $15,366,133    $42,229,503
Receivable for shares of the Portfolios sold................             --           45,008         18,637          2,861
Receivable for policy-related transactions..................         31,080               --             --             --
                                                                -----------      -----------    -----------    -----------
   Total assets.............................................     15,445,575       35,372,087     15,384,770     42,232,364
                                                                -----------      -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         31,080               --             --             --
Payable for policy-related transactions.....................             --           45,008         18,637          2,861
                                                                -----------      -----------    -----------    -----------
   Total liabilities........................................         31,080           45,008         18,637          2,861
                                                                -----------      -----------    -----------    -----------
NET ASSETS..................................................    $15,414,495      $35,327,079    $15,366,133    $42,229,503
                                                                ===========      ===========    ===========    ===========

NET ASSETS:
Accumulation unit values....................................    $15,414,371      $35,326,499    $15,365,285    $42,229,238
Retained by AXA Equitable in Separate Account No. 70........            124              580            848            265
                                                                -----------      -----------    -----------    -----------
TOTAL NET ASSETS............................................    $15,414,495      $35,327,079    $15,366,133    $42,229,503
                                                                ===========      ===========    ===========    ===========

Investments in shares of the Portfolios, at cost............    $17,190,450      $45,220,161    $15,589,101    $39,523,000

                                                             IVY VIP GLOBAL
                                                                NATURAL     IVY VIP HIGH
                                                               RESOURCES       INCOME
                                                             -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $11,075,146   $122,661,086
Receivable for shares of the Portfolios sold................           --             --
Receivable for policy-related transactions..................        4,385         36,367
                                                              -----------   ------------
   Total assets.............................................   11,079,531    122,697,453
                                                              -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        4,385         36,367
Payable for policy-related transactions.....................           --             --
                                                              -----------   ------------
   Total liabilities........................................        4,385         36,367
                                                              -----------   ------------
NET ASSETS..................................................  $11,075,146   $122,661,086
                                                              ===========   ============

NET ASSETS:
Accumulation unit values....................................  $11,070,033   $122,653,783
Retained by AXA Equitable in Separate Account No. 70........        5,113          7,303
                                                              -----------   ------------
TOTAL NET ASSETS............................................  $11,075,146   $122,661,086
                                                              ===========   ============

Investments in shares of the Portfolios, at cost............  $12,104,434   $127,991,122

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                                                           IVY VIP SCIENCE
                                                             IVY VIP MICRO IVY VIP MID CAP       AND       IVY VIP SMALL
                                                              CAP GROWTH       GROWTH        TECHNOLOGY     CAP GROWTH
                                                             ------------- --------------- --------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,706,904     $44,464,972     $62,467,606    $23,084,446
Receivable for shares of the Portfolios sold................          --          11,149              --          7,114
Receivable for policy-related transactions..................         403              --             459             --
                                                              ----------     -----------     -----------    -----------
   Total assets.............................................   2,707,307      44,476,121      62,468,065     23,091,560
                                                              ----------     -----------     -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         403              --             459             --
Payable for policy-related transactions.....................          --          11,149              --          7,114
                                                              ----------     -----------     -----------    -----------
   Total liabilities........................................         403          11,149             459          7,114
                                                              ----------     -----------     -----------    -----------
NET ASSETS..................................................  $2,706,904     $44,464,972     $62,467,606    $23,084,446
                                                              ==========     ===========     ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $2,706,814     $44,464,910     $62,466,586    $23,076,968
Retained by AXA Equitable in Separate Account No. 70........          90              62           1,020          7,478
                                                              ----------     -----------     -----------    -----------
TOTAL NET ASSETS............................................  $2,706,904     $44,464,972     $62,467,606    $23,084,446
                                                              ==========     ===========     ===========    ===========

Investments in shares of the Portfolios, at cost............  $2,772,690     $46,510,338     $65,627,789    $26,471,120

                                                                              JANUS ASPEN
                                                               JANUS ASPEN      SERIES
                                                             SERIES BALANCED FLEXIBLE BOND
                                                                PORTFOLIO      PORTFOLIO
                                                             --------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $34,954,353    $22,530,745
Receivable for shares of the Portfolios sold................         5,898         61,225
Receivable for policy-related transactions..................            --             --
                                                               -----------    -----------
   Total assets.............................................    34,960,251     22,591,970
                                                               -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --             --
Payable for policy-related transactions.....................         5,898         61,225
                                                               -----------    -----------
   Total liabilities........................................         5,898         61,225
                                                               -----------    -----------
NET ASSETS..................................................   $34,954,353    $22,530,745
                                                               ===========    ===========

NET ASSETS:
Accumulation unit values....................................   $34,954,341    $22,530,696
Retained by AXA Equitable in Separate Account No. 70........            12             49
                                                               -----------    -----------
TOTAL NET ASSETS............................................   $34,954,353    $22,530,745
                                                               ===========    ===========

Investments in shares of the Portfolios, at cost............   $34,533,397    $23,078,537

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                               JANUS ASPEN      JPMORGAN
                                                                 SERIES      INSURANCE TRUST    JPMORGAN
                                                             INTECH U.S. LOW     GLOBAL      INSURANCE TRUST LAZARD RETIREMENT
                                                               VOLATILITY      ALLOCATION    INCOME BUILDER  EMERGING MARKETS
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO    EQUITY PORTFOLIO
                                                             --------------- --------------- --------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $8,175,915      $12,782,702     $9,800,659       $77,798,404
Receivable for shares of the Portfolios sold................           --              437            336                --
Receivable for policy-related transactions..................      199,738               --             --            11,370
                                                               ----------      -----------     ----------       -----------
   Total assets.............................................    8,375,653       12,783,139      9,800,995        77,809,774
                                                               ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      199,738               --             --            11,370
Payable for policy-related transactions.....................           --              437            336                --
                                                               ----------      -----------     ----------       -----------
   Total liabilities........................................      199,738              437            336            11,370
                                                               ----------      -----------     ----------       -----------
NET ASSETS..................................................   $8,175,915      $12,782,702     $9,800,659       $77,798,404
                                                               ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values....................................   $8,175,884      $12,782,659     $9,800,490       $77,784,686
Retained by AXA Equitable in Separate Account No. 70........           31               43            169            13,718
                                                               ----------      -----------     ----------       -----------
TOTAL NET ASSETS............................................   $8,175,915      $12,782,702     $9,800,659       $77,798,404
                                                               ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at cost............   $7,928,391      $12,695,696     $9,804,174       $84,179,785

                                                              LORD ABBETT
                                                             SERIES FUND -  LORD ABBETT
                                                                 BOND      SERIES FUND -
                                                               DEBENTURE   CLASSIC STOCK
                                                               PORTFOLIO     PORTFOLIO
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $93,139,904   $4,366,459
Receivable for shares of the Portfolios sold................           --          192
Receivable for policy-related transactions..................       62,516           --
                                                              -----------   ----------
   Total assets.............................................   93,202,420    4,366,651
                                                              -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       62,450           --
Payable for policy-related transactions.....................           --          192
                                                              -----------   ----------
   Total liabilities........................................       62,450          192
                                                              -----------   ----------
NET ASSETS..................................................  $93,139,970   $4,366,459
                                                              ===========   ==========

NET ASSETS:
Accumulation unit values....................................  $93,139,970   $4,366,224
Retained by AXA Equitable in Separate Account No. 70........           --          235
                                                              -----------   ----------
TOTAL NET ASSETS............................................  $93,139,970   $4,366,459
                                                              ===========   ==========

Investments in shares of the Portfolios, at cost............  $93,882,330   $4,782,415

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              LORD ABBETT
                                                             SERIES FUND -                                   MFS(R)
                                                                GROWTH         MFS(R)         MFS(R)     MASSACHUSETTS
                                                             OPPORTUNITIES  INTERNATIONAL   INVESTORS   INVESTORS GROWTH
                                                               PORTFOLIO   VALUE PORTFOLIO TRUST SERIES STOCK PORTFOLIO
                                                             ------------- --------------- ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $4,377,301    $172,253,286   $10,278,485    $10,888,864
Receivable for shares of the Portfolios sold................         177              --            --             --
Receivable for policy-related transactions..................          --          82,123         4,228         12,882
                                                              ----------    ------------   -----------    -----------
   Total assets.............................................   4,377,478     172,335,409    10,282,713     10,901,746
                                                              ----------    ------------   -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --          82,123         4,228         12,882
Payable for policy-related transactions.....................         177              --            --             --
                                                              ----------    ------------   -----------    -----------
   Total liabilities........................................         177          82,123         4,228         12,882
                                                              ----------    ------------   -----------    -----------
NET ASSETS..................................................  $4,377,301    $172,253,286   $10,278,485    $10,888,864
                                                              ==========    ============   ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $4,376,506    $172,235,598   $10,278,454    $10,888,318
Retained by AXA Equitable in Separate Account No. 70........         795          17,688            31            546
                                                              ----------    ------------   -----------    -----------
TOTAL NET ASSETS............................................  $4,377,301    $172,253,286   $10,278,485    $10,888,864
                                                              ==========    ============   ===========    ===========

Investments in shares of the Portfolios, at cost............  $4,820,277    $166,308,504   $10,631,375    $12,363,845


                                                               MFS(R)     MFS(R)
                                                              RESEARCH  TECHNOLOGY
                                                               SERIES   PORTFOLIO
                                                             ---------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,712,000 $21,844,805
Receivable for shares of the Portfolios sold................         --          --
Receivable for policy-related transactions..................     11,453         188
                                                             ---------- -----------
   Total assets.............................................  1,723,453  21,844,993
                                                             ---------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     11,453         188
Payable for policy-related transactions.....................         --          --
                                                             ---------- -----------
   Total liabilities........................................     11,453         188
                                                             ---------- -----------
NET ASSETS.................................................. $1,712,000 $21,844,805
                                                             ========== ===========

NET ASSETS:
Accumulation unit values.................................... $1,711,964 $21,844,397
Retained by AXA Equitable in Separate Account No. 70........         36         408
                                                             ---------- -----------
TOTAL NET ASSETS............................................ $1,712,000 $21,844,805
                                                             ========== ===========

Investments in shares of the Portfolios, at cost............ $1,795,311 $18,956,405

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                                  MFS(R)         MFS(R)       MULTIMANAGER    MULTIMANAGER
                                                             UTILITIES SERIES VALUE SERIES AGGRESSIVE EQUITY*  CORE BOND*
                                                             ---------------- ------------ ------------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $46,478,965    $13,803,896     $13,531,207     $102,096,858
Receivable for shares of the Portfolios sold................            --             --              --           44,618
Receivable for policy-related transactions..................           643         39,474          18,102               --
                                                               -----------    -----------     -----------     ------------
   Total assets.............................................    46,479,608     13,843,370      13,549,309      102,141,476
                                                               -----------    -----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           643         39,463          18,102               --
Payable for policy-related transactions.....................            --             --              --           44,618
                                                               -----------    -----------     -----------     ------------
   Total liabilities........................................           643         39,463          18,102           44,618
                                                               -----------    -----------     -----------     ------------
NET ASSETS..................................................   $46,478,965    $13,803,907     $13,531,207     $102,096,858
                                                               ===========    ===========     ===========     ============

NET ASSETS:
Accumulation unit values....................................   $46,478,781    $13,803,907     $13,495,411     $102,096,166
Retained by AXA Equitable in Separate Account No. 70........           184             --          35,796              692
                                                               -----------    -----------     -----------     ------------
TOTAL NET ASSETS............................................   $46,478,965    $13,803,907     $13,531,207     $102,096,858
                                                               ===========    ===========     ===========     ============

Investments in shares of the Portfolios, at cost............   $53,431,236    $13,791,011     $11,870,269     $104,642,955

                                                             MULTIMANAGER MULTIMANAGER
                                                               MID CAP      MID CAP
                                                               GROWTH*       VALUE*
                                                             ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,481,577  $18,341,123
Receivable for shares of the Portfolios sold................       3,706        7,118
Receivable for policy-related transactions..................          --           --
                                                             -----------  -----------
   Total assets.............................................  16,485,283   18,348,241
                                                             -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --
Payable for policy-related transactions.....................       3,706        7,091
                                                             -----------  -----------
   Total liabilities........................................       3,706        7,091
                                                             -----------  -----------
NET ASSETS.................................................. $16,481,577  $18,341,150
                                                             ===========  ===========

NET ASSETS:
Accumulation unit values.................................... $16,481,388  $18,341,150
Retained by AXA Equitable in Separate Account No. 70........         189           --
                                                             -----------  -----------
TOTAL NET ASSETS............................................ $16,481,577  $18,341,150
                                                             ===========  ===========

Investments in shares of the Portfolios, at cost............ $17,240,415  $16,083,763

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                          NEUBERGER BERMAN
                                                                          ABSOLUTE RETURN  NEUBERGER BERMAN
                                                             MULTIMANAGER  MULTI-MANAGER    INTERNATIONAL
                                                             TECHNOLOGY*     PORTFOLIO     EQUITY PORTFOLIO
                                                             ------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $24,375,593     $1,877,923       $3,062,293
Receivable for shares of the Portfolios sold................          --             --              114
Receivable for policy-related transactions..................      52,210            404               --
                                                             -----------     ----------       ----------
   Total assets.............................................  24,427,803      1,878,327        3,062,407
                                                             -----------     ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      52,191            355               --
Payable for policy-related transactions.....................          --             --              114
                                                             -----------     ----------       ----------
   Total liabilities........................................      52,191            355              114
                                                             -----------     ----------       ----------
NET ASSETS.................................................. $24,375,612     $1,877,972       $3,062,293
                                                             ===========     ==========       ==========

NET ASSETS:
Accumulation unit values.................................... $24,375,612     $1,877,972       $3,062,293
Retained by AXA Equitable in Separate Account No. 70........          --             --               --
                                                             -----------     ----------       ----------
TOTAL NET ASSETS............................................ $24,375,612     $1,877,972       $3,062,293
                                                             ===========     ==========       ==========

Investments in shares of the Portfolios, at cost............ $23,363,273     $1,942,872       $3,199,232

                                                                                       PIMCO        PIMCO
                                                                     PIMCO            EMERGING   GLOBAL BOND
                                                             COMMODITYREALRETURN(R) MARKETS BOND  PORTFOLIO
                                                               STRATEGY PORTFOLIO    PORTFOLIO   (UNHEDGED)
                                                             ---------------------- ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......      $17,631,313       $19,133,174  $1,615,460
Receivable for shares of the Portfolios sold................               --                --         382
Receivable for policy-related transactions..................            5,057            14,265          --
                                                                  -----------       -----------  ----------
   Total assets.............................................       17,636,370        19,147,439   1,615,842
                                                                  -----------       -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            5,057            14,265          --
Payable for policy-related transactions.....................               --                --         382
                                                                  -----------       -----------  ----------
   Total liabilities........................................            5,057            14,265         382
                                                                  -----------       -----------  ----------
NET ASSETS..................................................      $17,631,313       $19,133,174  $1,615,460
                                                                  ===========       ===========  ==========

NET ASSETS:
Accumulation unit values....................................      $17,609,346       $19,107,297  $1,615,343
Retained by AXA Equitable in Separate Account No. 70........           21,967            25,877         117
                                                                  -----------       -----------  ----------
TOTAL NET ASSETS............................................      $17,631,313       $19,133,174  $1,615,460
                                                                  ===========       ===========  ==========

Investments in shares of the Portfolios, at cost............      $23,610,902       $20,389,416  $1,659,275

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                PIMCO
                                                               GLOBAL
                                                             MULTI-ASSET
                                                               MANAGED      PIMCO       PIMCO
                                                             ALLOCATION  REAL RETURN TOTAL RETURN PROFUND   PROFUND VP
                                                              PORTFOLIO   PORTFOLIO   PORTFOLIO   VP BEAR  BIOTECHNOLOGY
                                                             ----------- ----------- ------------ -------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,275,120  $58,515,133 $154,482,951 $213,983  $43,369,528
Receivable for shares of the Portfolios sold................         43           --       95,759        8        3,876
Receivable for policy-related transactions..................         --       21,511           --       --           --
                                                             ----------  ----------- ------------ --------  -----------
   Total assets.............................................  1,275,163   58,536,644  154,578,710  213,991   43,373,404
                                                             ----------  ----------- ------------ --------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       21,511           --       --           --
Payable for policy-related transactions.....................         43           --       95,759        8        3,876
                                                             ----------  ----------- ------------ --------  -----------
   Total liabilities........................................         43       21,511       95,759        8        3,876
                                                             ----------  ----------- ------------ --------  -----------
NET ASSETS.................................................. $1,275,120  $58,515,133 $154,482,951 $213,983  $43,369,528
                                                             ==========  =========== ============ ========  ===========

NET ASSETS:
Accumulation unit values.................................... $1,275,105  $58,512,280 $154,464,667 $212,555  $43,361,182
Retained by AXA Equitable in Separate Account No. 70........         15        2,853       18,284    1,428        8,346
                                                             ----------  ----------- ------------ --------  -----------
TOTAL NET ASSETS............................................ $1,275,120  $58,515,133 $154,482,951 $213,983  $43,369,528
                                                             ==========  =========== ============ ========  ===========

Investments in shares of the Portfolios, at cost............ $1,269,646  $63,583,777 $161,251,169 $251,021  $49,525,328


                                                             PUTNAM VT
                                                              ABSOLUTE
                                                             RETURN 500
                                                                FUND
                                                             ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $2,145,266
Receivable for shares of the Portfolios sold................         --
Receivable for policy-related transactions..................      2,501
                                                             ----------
   Total assets.............................................  2,147,767
                                                             ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      2,470
Payable for policy-related transactions.....................         --
                                                             ----------
   Total liabilities........................................      2,470
                                                             ----------
NET ASSETS.................................................. $2,145,297
                                                             ==========

NET ASSETS:
Accumulation unit values.................................... $2,145,297
Retained by AXA Equitable in Separate Account No. 70........         --
                                                             ----------
TOTAL NET ASSETS............................................ $2,145,297
                                                             ==========

Investments in shares of the Portfolios, at cost............ $2,191,180

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              PUTNAM VT   PUTNAM VT             QS LEGG MASON    SEI VP
                                                             DIVERSIFIED GLOBAL ASSET PUTNAM VT    DYNAMIC      BALANCED
                                                               INCOME     ALLOCATION  RESEARCH  MULTI-STRATEGY  STRATEGY
                                                                FUND         FUND       FUND    VIT PORTFOLIO     FUND
                                                             ----------- ------------ --------- -------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,624,154   $2,120,281  $113,629    $3,153,322   $7,179,196
Receivable for shares of the Portfolios sold................         --           66         4            --           --
Receivable for policy-related transactions..................     10,306           --        --         1,173          180
                                                             ----------   ----------  --------    ----------   ----------
   Total assets.............................................  7,634,460    2,120,347   113,633     3,154,495    7,179,376
                                                             ----------   ----------  --------    ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     10,306           --        --         1,153          180
Payable for policy-related transactions.....................         --           --        --            --           --
                                                             ----------   ----------  --------    ----------   ----------
   Total liabilities........................................     10,306           --        --         1,153          180
                                                             ----------   ----------  --------    ----------   ----------
NET ASSETS.................................................. $7,624,154   $2,120,347  $113,633    $3,153,342   $7,179,196
                                                             ==========   ==========  ========    ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $7,624,100   $2,120,347  $113,633    $3,153,342   $7,178,496
Retained by AXA Equitable in Separate Account No. 70........         54           --        --            --          700
                                                             ----------   ----------  --------    ----------   ----------
TOTAL NET ASSETS............................................ $7,624,154   $2,120,347  $113,633    $3,153,342   $7,179,196
                                                             ==========   ==========  ========    ==========   ==========

Investments in shares of the Portfolios, at cost............ $7,351,041   $2,100,489  $101,937    $3,382,242   $7,337,838

                                                                SEI VP
                                                             CONSERVATIVE
                                                               STRATEGY
                                                                 FUND
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $12,089,778
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................          96
                                                             -----------
   Total assets.............................................  12,089,874
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          96
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................          96
                                                             -----------
NET ASSETS.................................................. $12,089,778
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $12,089,733
Retained by AXA Equitable in Separate Account No. 70........          45
                                                             -----------
TOTAL NET ASSETS............................................ $12,089,778
                                                             ===========

Investments in shares of the Portfolios, at cost............ $12,137,630

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                                SEI VP        SEI VP        SEI VP     T. ROWE PRICE
                                                             MARKET GROWTH  MARKET PLUS    MODERATE    EQUITY INCOME
                                                             STRATEGY FUND STRATEGY FUND STRATEGY FUND PORTFOLIO-II
                                                             ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $7,487,589    $1,780,422    $12,143,527   $4,567,999
Receivable for shares of the Portfolios sold................         251            60            400           --
Receivable for policy-related transactions..................          --            --             --          580
                                                              ----------    ----------    -----------   ----------
   Total assets.............................................   7,487,840     1,780,482     12,143,927    4,568,579
                                                              ----------    ----------    -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --            --             --          463
Payable for policy-related transactions.....................         237            60            400           --
                                                              ----------    ----------    -----------   ----------
   Total liabilities........................................         237            60            400          463
                                                              ----------    ----------    -----------   ----------
NET ASSETS..................................................  $7,487,603    $1,780,422    $12,143,527   $4,568,116
                                                              ==========    ==========    ===========   ==========

NET ASSETS:
Accumulation unit values....................................  $7,487,603    $1,780,408    $12,142,919   $4,568,116
Retained by AXA Equitable in Separate Account No. 70........          --            14            608           --
                                                              ----------    ----------    -----------   ----------
TOTAL NET ASSETS............................................  $7,487,603    $1,780,422    $12,143,527   $4,568,116
                                                              ==========    ==========    ===========   ==========

Investments in shares of the Portfolios, at cost............  $7,818,058    $1,795,933    $12,115,066   $4,591,877

                                                                             TEMPLETON
                                                              T. ROWE PRICE  DEVELOPING
                                                             HEALTH SCIENCES  MARKETS
                                                              PORTFOLIO-II    VIP FUND
                                                             --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $114,513,808   $15,169,531
Receivable for shares of the Portfolios sold................            --         1,699
Receivable for policy-related transactions..................         4,699            --
                                                              ------------   -----------
   Total assets.............................................   114,518,507    15,171,230
                                                              ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         4,699            --
Payable for policy-related transactions.....................            --         1,699
                                                              ------------   -----------
   Total liabilities........................................         4,699         1,699
                                                              ------------   -----------
NET ASSETS..................................................  $114,513,808   $15,169,531
                                                              ============   ===========

NET ASSETS:
Accumulation unit values....................................  $114,510,664   $15,135,439
Retained by AXA Equitable in Separate Account No. 70........         3,144        34,092
                                                              ------------   -----------
TOTAL NET ASSETS............................................  $114,513,808   $15,169,531
                                                              ============   ===========

Investments in shares of the Portfolios, at cost............  $123,461,935   $15,936,017

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                             VANECK VIP
                                                                                                            UNCONSTRAINED
                                                             TEMPLETON   TEMPLETON   TEMPLETON  VANECK VIP    EMERGING
                                                              FOREIGN   GLOBAL BOND   GROWTH    GLOBAL HARD    MARKETS
                                                             VIP FUND    VIP FUND    VIP FUND   ASSETS FUND   BOND FUND
                                                             ---------- ------------ ---------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $8,378,166 $135,073,307 $1,868,602 $30,085,897   $755,860
Receivable for shares of the Portfolios sold................        594       70,762        169          --      7,512
Receivable for policy-related transactions..................         --           --         --          48         --
                                                             ---------- ------------ ---------- -----------   --------
   Total assets.............................................  8,378,760  135,144,069  1,868,771  30,085,945    763,372
                                                             ---------- ------------ ---------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --           --         --          48         --
Payable for policy-related transactions.....................        594       70,762        169          --      7,474
                                                             ---------- ------------ ---------- -----------   --------
   Total liabilities........................................        594       70,762        169          48      7,474
                                                             ---------- ------------ ---------- -----------   --------
NET ASSETS.................................................. $8,378,166 $135,073,307 $1,868,602 $30,085,897   $755,898
                                                             ========== ============ ========== ===========   ========

NET ASSETS:
Accumulation unit values.................................... $8,376,061 $135,068,511 $1,868,249 $30,063,771   $755,898
Retained by AXA Equitable in Separate Account No. 70........      2,105        4,796        353      22,126         --
                                                             ---------- ------------ ---------- -----------   --------
TOTAL NET ASSETS............................................ $8,378,166 $135,073,307 $1,868,602 $30,085,897   $755,898
                                                             ========== ============ ========== ===========   ========

Investments in shares of the Portfolios, at cost............ $9,348,090 $147,018,938 $1,830,636 $31,339,072   $750,494

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
1290 VT SOCIALLY RESPONSIBLE..............................................................        B              300,368

7TWELVE/TM/ BALANCED PORTFOLIO............................................................     CLASS 4         6,568,725

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.................................................        B              508,531

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...................................................        B               22,709

AB VPS GROWTH AND INCOME PORTFOLIO........................................................        B               95,523

AB VPS INTERNATIONAL GROWTH PORTFOLIO.....................................................        B              430,324

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...................................................        B              466,187

AB VPS SMALL/MID CAP VALUE PORTFOLIO......................................................        B              141,734

ALL ASSET AGGRESSIVE-ALT 25...............................................................        B              857,385

ALL ASSET AGGRESSIVE-ALT 50...............................................................        B              305,172

ALL ASSET AGGRESSIVE-ALT 75...............................................................        B              338,896

ALL ASSET GROWTH-ALT 20...................................................................        A              971,475

ALL ASSET MODERATE GROWTH-ALT 15..........................................................        B            1,357,665

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..........................................    CLASS III          143,189

AMERICAN CENTURY VP INFLATION PROTECTION FUND.............................................    CLASS II           427,042

AMERICAN CENTURY VP LARGE COMPANY VALUE...................................................    CLASS II           153,137

AMERICAN CENTURY VP MID CAP VALUE FUND....................................................    CLASS II         5,344,305

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/..............................     CLASS 4         1,261,551

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..........................................     CLASS 4         3,737,200

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.................................     CLASS 4           168,202

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/...................     CLASS 4           614,670

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.................................     CLASS 4           138,012

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/...............     CLASS 4           224,537

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.................    CLASS P-2          480,852

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)......................................     CLASS 4         1,856,989

AXA 400 MANAGED VOLATILITY................................................................        B            3,650,647

AXA 500 MANAGED VOLATILITY................................................................        B            8,597,854

AXA 2000 MANAGED VOLATILITY...............................................................        B            3,891,588

AXA AGGRESSIVE ALLOCATION.................................................................        A            1,711,369
AXA AGGRESSIVE ALLOCATION.................................................................        B              274,823

AXA AGGRESSIVE STRATEGY...................................................................        B          205,012,456

AXA BALANCED STRATEGY.....................................................................        B          193,422,698

AXA CONSERVATIVE GROWTH STRATEGY..........................................................        B           96,899,671

AXA CONSERVATIVE STRATEGY.................................................................        B           66,487,157

AXA GLOBAL EQUITY MANAGED VOLATILITY......................................................        A              413,574
AXA GLOBAL EQUITY MANAGED VOLATILITY......................................................        B              582,450

AXA GROWTH STRATEGY.......................................................................        B          220,248,320

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................................................        A              486,587

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................................................        B              797,896

AXA INTERNATIONAL MANAGED VOLATILITY......................................................        B            9,587,582

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................................................        A              269,909

AXA LARGE CAP CORE MANAGED VOLATILITY.....................................................        B              958,056

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................................................        A              190,328
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................................................        B              622,456

AXA LARGE CAP VALUE MANAGED VOLATILITY....................................................        A              547,779
AXA LARGE CAP VALUE MANAGED VOLATILITY....................................................        B              864,768

AXA MID CAP VALUE MANAGED VOLATILITY......................................................        A              265,890
AXA MID CAP VALUE MANAGED VOLATILITY......................................................        B              733,716

AXA MODERATE ALLOCATION...................................................................        A            7,163,566
AXA MODERATE ALLOCATION...................................................................        B            2,357,332

AXA MODERATE GROWTH STRATEGY..............................................................        B          375,150,718

AXA MODERATE-PLUS ALLOCATION..............................................................        A            3,336,380
AXA MODERATE-PLUS ALLOCATION..............................................................        B            1,403,620

AXA NATURAL RESOURCES.....................................................................        B              714,184

AXA REAL ESTATE...........................................................................        B            1,176,755

AXA SMARTBETA EQUITY......................................................................        B              614,714
AXA SMARTBETA EQUITY......................................................................        K              533,461

AXA ULTRA CONSERVATIVE STRATEGY...........................................................        B           24,492,455

AXA/AB DYNAMIC GROWTH.....................................................................        B           34,156,945

AXA/AB DYNAMIC MODERATE GROWTH............................................................        B          211,515,365

AXA/AB SHORT DURATION GOVERNMENT BOND.....................................................        B              168,746

AXA/AB SMALL CAP GROWTH...................................................................        A            2,220,436
AXA/AB SMALL CAP GROWTH...................................................................        B            1,072,314

AXA/CLEARBRIDGE LARGE CAP GROWTH..........................................................        B            7,231,487

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND...............................................        B              730,225

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..................................................        A              412,185
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..................................................        B              497,787

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...........................................        A              178,424
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...........................................        B              486,481

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY......................................        A              721,042
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY......................................        B              510,840

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION....................................................        B           28,580,193

AXA/INVESCO STRATEGIC ALLOCATION..........................................................        B           16,161,706

AXA/JANUS ENTERPRISE......................................................................        A            1,860,314
AXA/JANUS ENTERPRISE......................................................................        B              944,112

AXA/LEGG MASON STRATEGIC ALLOCATION.......................................................        B            4,847,433

AXA/LOOMIS SAYLES GROWTH..................................................................        A            4,573,284
AXA/LOOMIS SAYLES GROWTH..................................................................        B            1,638,187

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY............................................        A               84,807
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY............................................        B              225,902

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............................................        A              257,016
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............................................        B            1,204,367

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................................................    CLASS III        7,884,613

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..................................................    CLASS III          172,931

BLACKROCK LARGE CAP GROWTH V.I. FUND......................................................    CLASS III        2,534,386

CHARTER/SM/ AGGRESSIVE GROWTH.............................................................        B              537,387

CHARTER/SM/ ALTERNATIVE 100 MODERATE......................................................        B              898,592

CHARTER/SM/ CONSERVATIVE..................................................................        B            2,957,369

CHARTER/SM/ GROWTH........................................................................        B            1,275,343

CHARTER/SM/ INCOME STRATEGIES.............................................................        B              484,237

CHARTER/SM/ INTEREST RATE STRATEGIES......................................................        B              446,404

CHARTER/SM/ INTERNATIONAL MODERATE........................................................        B              901,235

CHARTER/SM/ MODERATE......................................................................        B            2,408,733

CHARTER/SM/ MODERATE GROWTH...............................................................        B            2,228,974

CHARTER/SM/ MULTI-SECTOR BOND.............................................................        B              513,330

CHARTER/SM/ REAL ASSETS...................................................................        B              510,811

CHARTER/SM/ SMALL CAP GROWTH..............................................................        B              665,952

CHARTER/SM/ SMALL CAP VALUE...............................................................        B            1,211,525

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..........................................    CLASS II         1,828,007

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO...............................................    CLASS II           227,743

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..........................................    CLASS II         1,264,336

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................................................    CLASS II           195,777

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.................................................  SERVICE CLASS      1,307,826

DELAWARE VIP(R) EMERGING MARKETS SERIES...................................................  SERVICE CLASS         57,837

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES....................................  SERVICE CLASS        925,190

EATON VANCE VT FLOATING-RATE INCOME FUND..................................................  INITIAL CLASS      2,208,850

EQ/BLACKROCK BASIC VALUE EQUITY...........................................................        A            5,376,824
EQ/BLACKROCK BASIC VALUE EQUITY...........................................................        B              640,377

EQ/BOSTON ADVISORS EQUITY INCOME..........................................................        A            3,771,764
EQ/BOSTON ADVISORS EQUITY INCOME..........................................................        B            1,561,468

EQ/CAPITAL GUARDIAN RESEARCH..............................................................        A              516,012
EQ/CAPITAL GUARDIAN RESEARCH..............................................................        B              229,311

EQ/COMMON STOCK INDEX.....................................................................        A            1,014,723
EQ/COMMON STOCK INDEX.....................................................................        B              205,579

EQ/CONVERTIBLE SECURITIES.................................................................        B              544,885
EQ/CONVERTIBLE SECURITIES.................................................................        K              404,432

EQ/CORE BOND INDEX........................................................................        B           33,667,332

EQ/EMERGING MARKETS EQUITY PLUS...........................................................        B              522,999

EQ/ENERGY ETF.............................................................................        B              499,363
EQ/ENERGY ETF.............................................................................        K               91,286

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
EQ/EQUITY 500 INDEX.......................................................................        A            4,464,288
EQ/EQUITY 500 INDEX.......................................................................        B            1,185,989

EQ/GAMCO MERGERS AND ACQUISITIONS.........................................................        A              954,044
EQ/GAMCO MERGERS AND ACQUISITIONS.........................................................        B              326,494

EQ/GAMCO SMALL COMPANY VALUE..............................................................        A            3,701,159
EQ/GAMCO SMALL COMPANY VALUE..............................................................        B              509,055

EQ/GLOBAL BOND PLUS.......................................................................        A              634,566
EQ/GLOBAL BOND PLUS.......................................................................        B              524,919

EQ/HIGH YIELD BOND........................................................................        B            1,157,919

EQ/INTERMEDIATE GOVERNMENT BOND...........................................................        B           12,477,937

EQ/INTERNATIONAL EQUITY INDEX.............................................................        A            2,726,443
EQ/INTERNATIONAL EQUITY INDEX.............................................................        B            1,337,153

EQ/INVESCO COMSTOCK.......................................................................        A            1,753,443
EQ/INVESCO COMSTOCK.......................................................................        B              545,291

EQ/JPMORGAN VALUE OPPORTUNITIES...........................................................        A              534,088
EQ/JPMORGAN VALUE OPPORTUNITIES...........................................................        B              398,948

EQ/LARGE CAP GROWTH INDEX.................................................................        A            2,772,551
EQ/LARGE CAP GROWTH INDEX.................................................................        B              898,560

EQ/LARGE CAP VALUE INDEX..................................................................        A            2,627,961
EQ/LARGE CAP VALUE INDEX..................................................................        B              764,568

EQ/LOW VOLATILITY GLOBAL ETF..............................................................        B              267,147
EQ/LOW VOLATILITY GLOBAL ETF..............................................................        K               95,214

EQ/MFS INTERNATIONAL GROWTH...............................................................        A            3,074,045
EQ/MFS INTERNATIONAL GROWTH...............................................................        B            1,793,827

EQ/MID CAP INDEX..........................................................................        A            4,128,771
EQ/MID CAP INDEX..........................................................................        B            1,013,431

EQ/MONEY MARKET...........................................................................        A           86,794,337
EQ/MONEY MARKET...........................................................................        B           66,913,762

EQ/OPPENHEIMER GLOBAL.....................................................................        A            2,623,599
EQ/OPPENHEIMER GLOBAL.....................................................................        B            1,065,054

EQ/PIMCO GLOBAL REAL RETURN...............................................................        B            1,420,449

EQ/PIMCO ULTRA SHORT BOND.................................................................        A            2,578,354
EQ/PIMCO ULTRA SHORT BOND.................................................................        B              745,051

EQ/QUALITY BOND PLUS......................................................................        B            3,175,940

EQ/SMALL COMPANY INDEX....................................................................        A            3,892,886
EQ/SMALL COMPANY INDEX....................................................................        B              959,770

EQ/T. ROWE PRICE GROWTH STOCK.............................................................        A            2,689,787
EQ/T. ROWE PRICE GROWTH STOCK.............................................................        B              985,204

EQ/UBS GROWTH & INCOME....................................................................        B              809,527

FEDERATED HIGH INCOME BOND FUND II........................................................  SERVICE CLASS      2,169,890

FEDERATED KAUFMANN FUND II................................................................  SERVICE CLASS        261,660

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........................................... SERVICE CLASS 2        39,925

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................................................... SERVICE CLASS 2     4,388,119

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................................................... SERVICE CLASS 2        48,557

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................................................... SERVICE CLASS 2        83,703

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................................................... SERVICE CLASS 2        94,009

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................................................... SERVICE CLASS 2        70,574

FIDELITY(R) VIP MID CAP PORTFOLIO......................................................... SERVICE CLASS 2     2,082,165

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO................................................ SERVICE CLASS 2     8,340,042

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO............................................. CLASS I SHARES        270,594

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO.............................. CLASS I SHARES      2,962,055

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND...............................................     CLASS 2         2,634,670

FRANKLIN INCOME VIP FUND..................................................................     CLASS 2         5,378,969

FRANKLIN MUTUAL SHARES VIP FUND...........................................................     CLASS 2           682,162

FRANKLIN RISING DIVIDENDS VIP FUND........................................................     CLASS 2         2,574,635

FRANKLIN STRATEGIC INCOME VIP FUND........................................................     CLASS 2         5,570,185

GOLDMAN SACHS VIT MID CAP VALUE FUND...................................................... SERVICE SHARES      1,936,841

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.......................................  COMMON SHARES        152,691

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND................................................  COMMON SHARES         36,809

HARTFORD CAPITAL APPRECIATION HLS FUND....................................................       IC              301,169

HARTFORD GROWTH OPPORTUNITIES HLS FUND....................................................       IC              866,958

INVESCO V.I. AMERICAN FRANCHISE FUND......................................................    SERIES II            9,518

INVESCO V.I. BALANCED-RISK ALLOCATION FUND................................................    SERIES II          794,102

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....................................................    SERIES II        2,627,469

INVESCO V.I. EQUITY AND INCOME FUND.......................................................    SERIES II          530,736

INVESCO V.I. GLOBAL HEALTH CARE FUND......................................................    SERIES II          147,004

INVESCO V.I. GLOBAL REAL ESTATE FUND......................................................    SERIES II        4,779,081

INVESCO V.I. HIGH YIELD FUND..............................................................    SERIES II        7,247,690

INVESCO V.I. INTERNATIONAL GROWTH FUND....................................................    SERIES II        1,333,272

INVESCO V.I. MID CAP CORE EQUITY FUND.....................................................    SERIES II          925,373

INVESCO V.I. SMALL CAP EQUITY FUND........................................................    SERIES II          876,820

IVY VIP ASSET STRATEGY....................................................................  COMMON SHARES      4,391,730

IVY VIP DIVIDEND OPPORTUNITIES............................................................  COMMON SHARES      1,973,407

IVY VIP ENERGY............................................................................  COMMON SHARES      6,235,438

IVY VIP GLOBAL NATURAL RESOURCES..........................................................  COMMON SHARES      2,459,012

IVY VIP HIGH INCOME.......................................................................  COMMON SHARES     33,997,917

IVY VIP MICRO CAP GROWTH..................................................................  COMMON SHARES        131,002

IVY VIP MID CAP GROWTH....................................................................  COMMON SHARES      4,711,420

IVY VIP SCIENCE AND TECHNOLOGY............................................................  COMMON SHARES      2,796,272

IVY VIP SMALL CAP GROWTH..................................................................  COMMON SHARES      2,382,911

JANUS ASPEN SERIES BALANCED PORTFOLIO..................................................... SERVICE SHARES      1,096,091

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO................................................ SERVICE SHARES      1,783,907

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO................................... SERVICE SHARES        534,374

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO......................................    CLASS 2            859,630

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO.........................................    CLASS 2            987,970

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....................................... SERVICE SHARES      4,144,827

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......................................   VC SHARES         7,800,662

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........................................   VC SHARES           349,038

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.................................   VC SHARES           365,995

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................................................... SERVICE CLASS       7,748,686

MFS(R) INVESTORS TRUST SERIES............................................................. SERVICE CLASS         406,586

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..................................... SERVICE CLASS         715,902

MFS(R) RESEARCH SERIES.................................................................... SERVICE CLASS          66,537

MFS(R) TECHNOLOGY PORTFOLIO............................................................... SERVICE CLASS       1,732,340

MFS(R) UTILITIES SERIES................................................................... SERVICE CLASS       1,762,570

MFS(R) VALUE SERIES....................................................................... SERVICE CLASS         742,544

MULTIMANAGER AGGRESSIVE EQUITY............................................................       B               291,865

MULTIMANAGER CORE BOND....................................................................       B            10,418,726

MULTIMANAGER MID CAP GROWTH...............................................................       B             1,955,423

MULTIMANAGER MID CAP VALUE................................................................       B             1,196,542

MULTIMANAGER TECHNOLOGY...................................................................       B             1,206,342

NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO.................................. CLASS S SHARES        202,362

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO........................................... CLASS S SHARES        283,022

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........................................... ADVISOR CLASS       2,217,775

PIMCO EMERGING MARKETS BOND PORTFOLIO..................................................... ADVISOR CLASS       1,520,920

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................................................... ADVISOR CLASS         139,988

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..................................... ADVISOR CLASS         110,400

PIMCO REAL RETURN PORTFOLIO............................................................... ADVISOR CLASS       4,768,960

PIMCO TOTAL RETURN PORTFOLIO.............................................................. ADVISOR CLASS      14,519,074

PROFUND VP BEAR........................................................................... COMMON SHARES           5,310

PROFUND VP BIOTECHNOLOGY.................................................................. COMMON SHARES         754,909

PUTNAM VT ABSOLUTE RETURN 500 FUND........................................................       B               213,885

PUTNAM VT DIVERSIFIED INCOME FUND.........................................................       B             1,256,039

PUTNAM VT GLOBAL ASSET ALLOCATION FUND....................................................       B               126,811

PUTNAM VT RESEARCH FUND...................................................................       B                 5,205

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO........................................    CLASS II           268,825

SEI VP BALANCED STRATEGY FUND.............................................................   CLASS III           715,772

SEI VP CONSERVATIVE STRATEGY FUND.........................................................   CLASS III         1,188,769

SEI VP MARKET GROWTH STRATEGY FUND........................................................   CLASS III           754,037

SEI VP MARKET PLUS STRATEGY FUND..........................................................   CLASS III           176,980

SEI VP MODERATE STRATEGY FUND.............................................................   CLASS III         1,189,376

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..................................................    CLASS II          161,699

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II................................................    CLASS II        3,430,611

TEMPLETON DEVELOPING MARKETS VIP FUND.....................................................    CLASS 2         2,061,078

TEMPLETON FOREIGN VIP FUND................................................................    CLASS 2           615,589

TEMPLETON GLOBAL BOND VIP FUND............................................................    CLASS 2         8,312,204

TEMPLETON GROWTH VIP FUND.................................................................    CLASS 2           136,394

VANECK VIP GLOBAL HARD ASSETS FUND........................................................ CLASS S SHARES     1,289,580

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....................................... INITIAL CLASS         93,086

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.


                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE....................................................  1.10%          B          $10.48        111
1290 VT SOCIALLY RESPONSIBLE....................................................  1.20%          B          $12.67         35
1290 VT SOCIALLY RESPONSIBLE....................................................  1.25%          B          $12.65         37
1290 VT SOCIALLY RESPONSIBLE....................................................  1.30%          B          $18.70         43
1290 VT SOCIALLY RESPONSIBLE....................................................  1.55%          B          $13.60         19
1290 VT SOCIALLY RESPONSIBLE....................................................  1.65%          B          $17.88         17
1290 VT SOCIALLY RESPONSIBLE....................................................  1.70%          B          $13.25          4

7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.10%       CLASS 4       $ 9.66        208
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.20%       CLASS 4       $ 9.68        766
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.25%       CLASS 4       $ 9.67        633
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.30%       CLASS 4       $10.82      3,940
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.55%       CLASS 4       $ 9.77         14
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.55%       CLASS 4       $10.69         99
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.65%       CLASS 4       $10.64        817
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.70%       CLASS 4       $10.62        606

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.30%          B          $14.73        244
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.55%          B          $14.47         24
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.65%          B          $14.36         82
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.70%          B          $14.31         13

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO.........................................  1.10%          B          $ 9.21         34
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO.........................................  1.20%          B          $ 9.64          9
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO.........................................  1.25%          B          $ 9.63          9

AB VPS GROWTH AND INCOME PORTFOLIO..............................................  1.10%          B          $10.87        123
AB VPS GROWTH AND INCOME PORTFOLIO..............................................  1.20%          B          $11.27         70
AB VPS GROWTH AND INCOME PORTFOLIO..............................................  1.25%          B          $11.25         73

AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  0.65%          B          $ 9.25          2
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.30%          B          $10.22        512
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.55%          B          $10.04         37
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.65%          B          $ 9.97        121
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.70%          B          $ 9.93         54

AB VPS REAL ESTATE INVESTMENT PORTFOLIO.........................................  1.10%          B          $10.71        130
AB VPS REAL ESTATE INVESTMENT PORTFOLIO.........................................  1.20%          B          $11.34         91
AB VPS REAL ESTATE INVESTMENT PORTFOLIO.........................................  1.25%          B          $11.32        167

AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  0.30%          B          $11.80         --
AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  1.10%          B          $11.20        101
AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  1.20%          B          $11.56         31
AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  1.25%          B          $11.54        118

ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.10%          B          $ 9.88          8
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.20%          B          $10.48        109
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.25%          B          $10.46         49
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.30%          B          $11.54        496
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.55%          B          $11.06          7
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.65%          B          $11.38         64
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.70%          B          $11.36        178

ALL ASSET AGGRESSIVE-ALT 50.....................................................  1.10%          B          $ 9.71         18
ALL ASSET AGGRESSIVE-ALT 50.....................................................  1.20%          B          $10.09         12
ALL ASSET AGGRESSIVE-ALT 50.....................................................  1.25%          B          $10.07         43

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 75.....................................................  1.10%          B          $ 9.57         26
ALL ASSET AGGRESSIVE-ALT 75.....................................................  1.20%          B          $ 9.67         42
ALL ASSET AGGRESSIVE-ALT 75.....................................................  1.25%          B          $ 9.66         38

ALL ASSET GROWTH-ALT 20.........................................................  1.30%          A          $14.26        983
ALL ASSET GROWTH-ALT 20.........................................................  1.55%          A          $14.01         79
ALL ASSET GROWTH-ALT 20.........................................................  1.65%          A          $13.91        156
ALL ASSET GROWTH-ALT 20.........................................................  1.70%          A          $13.86         76

ALL ASSET MODERATE GROWTH-ALT 15................................................  1.30%          B          $10.98      1,119
ALL ASSET MODERATE GROWTH-ALT 15................................................  1.55%          B          $10.62          3
ALL ASSET MODERATE GROWTH-ALT 15................................................  1.65%          B          $10.83        111
ALL ASSET MODERATE GROWTH-ALT 15................................................  1.70%          B          $10.81        143

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO................................  1.10%      CLASS III      $ 9.98         86
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO................................  1.25%      CLASS III      $ 9.96         72

AMERICAN CENTURY VP INFLATION PROTECTION FUND...................................  1.10%      CLASS II       $ 9.84        121
AMERICAN CENTURY VP INFLATION PROTECTION FUND...................................  1.20%      CLASS II       $ 9.86        110
AMERICAN CENTURY VP INFLATION PROTECTION FUND...................................  1.25%      CLASS II       $ 9.84        207

AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.30%      CLASS II       $19.56         61
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.55%      CLASS II       $19.21         19
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.65%      CLASS II       $19.07         39
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.70%      CLASS II       $19.00          2

AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  0.30%      CLASS II       $14.27         --
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  0.65%      CLASS II       $21.45          3
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.10%      CLASS II       $11.64        633
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.20%      CLASS II       $13.87        508
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.25%      CLASS II       $13.85        571
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.30%      CLASS II       $23.97      2,616
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.55%      CLASS II       $23.55        133
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.65%      CLASS II       $23.38        580
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.70%      CLASS II       $23.29        476

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/....................  1.10%       CLASS 4       $10.49        929
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/....................  1.20%       CLASS 4       $11.50        563
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/....................  1.25%       CLASS 4       $11.48        942

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  0.65%       CLASS 4       $10.24          1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.30%       CLASS 4       $10.08      2,417
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.55%       CLASS 4       $ 9.90         61
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.65%       CLASS 4       $ 9.94        685
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.70%       CLASS 4       $ 9.92        827

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  0.30%       CLASS 4       $11.38          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  1.10%       CLASS 4       $ 9.54        169
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  1.20%       CLASS 4       $11.05         98
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  1.25%       CLASS 4       $11.04        118

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  0.30%       CLASS 4       $10.61          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.10%       CLASS 4       $ 9.24         47
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.20%       CLASS 4       $10.31         70
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.25%       CLASS 4       $10.30         84
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.30%       CLASS 4       $11.65        596
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.55%       CLASS 4       $11.03         32
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.65%       CLASS 4       $11.49        117
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.70%       CLASS 4       $11.47        135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  0.30%       CLASS 4       $12.92          1
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  1.10%       CLASS 4       $10.59        156
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  1.20%       CLASS 4       $12.56        145
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  1.25%       CLASS 4       $12.54        203

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/.....  1.10%       CLASS 4       $ 8.81         94
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/.....  1.20%       CLASS 4       $ 9.01        125
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/.....  1.25%       CLASS 4       $ 8.99        142

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.......  1.30%      CLASS P-2      $12.00        372
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.......  1.65%      CLASS P-2      $11.84         53
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.......  1.70%      CLASS P-2      $11.81         59

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  0.30%       CLASS 4       $ 9.36          2
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.10%       CLASS 4       $ 9.35        228
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.20%       CLASS 4       $ 9.09        234
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.25%       CLASS 4       $ 9.08        267
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.30%       CLASS 4       $ 9.71      2,023
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.55%       CLASS 4       $ 9.42         41
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.65%       CLASS 4       $ 9.58        450
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.70%       CLASS 4       $ 9.56        544

AXA 400 MANAGED VOLATILITY......................................................  0.65%          B          $18.11          1
AXA 400 MANAGED VOLATILITY......................................................  1.30%          B          $14.42        328
AXA 400 MANAGED VOLATILITY......................................................  1.30%          B          $20.82      1,853
AXA 400 MANAGED VOLATILITY......................................................  1.55%          B          $20.45        719
AXA 400 MANAGED VOLATILITY......................................................  1.65%          B          $14.23        166
AXA 400 MANAGED VOLATILITY......................................................  1.65%          B          $20.30        774
AXA 400 MANAGED VOLATILITY......................................................  1.70%          B          $14.20         80
AXA 400 MANAGED VOLATILITY......................................................  1.70%          B          $20.23         38

AXA 500 MANAGED VOLATILITY......................................................  0.65%          B          $18.00          5
AXA 500 MANAGED VOLATILITY......................................................  1.30%          B          $14.62        486
AXA 500 MANAGED VOLATILITY......................................................  1.30%          B          $19.03      4,690
AXA 500 MANAGED VOLATILITY......................................................  1.55%          B          $18.69      1,816
AXA 500 MANAGED VOLATILITY......................................................  1.65%          B          $14.42        183
AXA 500 MANAGED VOLATILITY......................................................  1.65%          B          $18.55      2,053
AXA 500 MANAGED VOLATILITY......................................................  1.70%          B          $14.39        116
AXA 500 MANAGED VOLATILITY......................................................  1.70%          B          $18.49        142

AXA 2000 MANAGED VOLATILITY.....................................................  0.65%          B          $17.34          1
AXA 2000 MANAGED VOLATILITY.....................................................  1.30%          B          $14.29        207
AXA 2000 MANAGED VOLATILITY.....................................................  1.30%          B          $20.44      1,972
AXA 2000 MANAGED VOLATILITY.....................................................  1.55%          B          $20.07        779
AXA 2000 MANAGED VOLATILITY.....................................................  1.65%          B          $14.10         47
AXA 2000 MANAGED VOLATILITY.....................................................  1.65%          B          $19.93        847
AXA 2000 MANAGED VOLATILITY.....................................................  1.70%          B          $14.07         43
AXA 2000 MANAGED VOLATILITY.....................................................  1.70%          B          $19.85         45

AXA AGGRESSIVE ALLOCATION.......................................................  1.30%          A          $15.86        779
AXA AGGRESSIVE ALLOCATION.......................................................  1.55%          A          $15.57        247
AXA AGGRESSIVE ALLOCATION.......................................................  1.65%          A          $15.46        106
AXA AGGRESSIVE ALLOCATION.......................................................  1.70%          A          $15.41         14
AXA AGGRESSIVE ALLOCATION.......................................................  1.10%          B          $10.06        128
AXA AGGRESSIVE ALLOCATION.......................................................  1.20%          B          $11.12         48
AXA AGGRESSIVE ALLOCATION.......................................................  1.25%          B          $11.10         97

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA AGGRESSIVE STRATEGY.........................................................  1.30%          B          $14.07     137,739
AXA AGGRESSIVE STRATEGY.........................................................  1.55%          B          $13.90       2,284
AXA AGGRESSIVE STRATEGY.........................................................  1.65%          B          $13.83      21,125
AXA AGGRESSIVE STRATEGY.........................................................  1.70%          B          $13.80      32,455

AXA BALANCED STRATEGY...........................................................  0.65%          B          $12.77          --
AXA BALANCED STRATEGY...........................................................  1.30%          B          $13.41     126,288
AXA BALANCED STRATEGY...........................................................  1.30%          B          $14.98      20,286
AXA BALANCED STRATEGY...........................................................  1.55%          B          $13.17       8,131
AXA BALANCED STRATEGY...........................................................  1.55%          B          $14.70       2,386
AXA BALANCED STRATEGY...........................................................  1.65%          B          $13.08      24,626
AXA BALANCED STRATEGY...........................................................  1.65%          B          $14.58       5,314
AXA BALANCED STRATEGY...........................................................  1.70%          B          $13.03      18,120
AXA BALANCED STRATEGY...........................................................  1.70%          B          $14.53       1,077

AXA CONSERVATIVE GROWTH STRATEGY................................................  0.65%          B          $12.15           7
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.30%          B          $12.69      66,225
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.30%          B          $14.07       7,914
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.55%          B          $12.47       4,877
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.55%          B          $13.80       1,210
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.65%          B          $12.38      12,679
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.65%          B          $13.69       2,230
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.70%          B          $12.33       7,750
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.70%          B          $13.64         573

AXA CONSERVATIVE STRATEGY.......................................................  0.65%          B          $10.97          --
AXA CONSERVATIVE STRATEGY.......................................................  1.30%          B          $11.31      42,959
AXA CONSERVATIVE STRATEGY.......................................................  1.30%          B          $12.06       5,116
AXA CONSERVATIVE STRATEGY.......................................................  1.55%          B          $11.10       3,618
AXA CONSERVATIVE STRATEGY.......................................................  1.55%          B          $11.83         548
AXA CONSERVATIVE STRATEGY.......................................................  1.65%          B          $11.02       9,845
AXA CONSERVATIVE STRATEGY.......................................................  1.65%          B          $11.74       1,484
AXA CONSERVATIVE STRATEGY.......................................................  1.70%          B          $10.98       6,268
AXA CONSERVATIVE STRATEGY.......................................................  1.70%          B          $11.69         326

AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.30%          A          $13.39         315
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.55%          A          $13.15          38
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.65%          A          $13.05          86
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.70%          A          $13.01          28
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.30%          B          $28.41         138
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.55%          B          $20.66         113
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.65%          B          $27.19          76
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.70%          B          $20.06          21

AXA GROWTH STRATEGY.............................................................  0.65%          B          $14.09           4
AXA GROWTH STRATEGY.............................................................  1.30%          B          $14.96     146,086
AXA GROWTH STRATEGY.............................................................  1.30%          B          $17.32      23,412
AXA GROWTH STRATEGY.............................................................  1.55%          B          $14.69       3,465
AXA GROWTH STRATEGY.............................................................  1.55%          B          $16.99       2,047
AXA GROWTH STRATEGY.............................................................  1.65%          B          $14.59      21,350
AXA GROWTH STRATEGY.............................................................  1.65%          B          $16.85       8,342
AXA GROWTH STRATEGY.............................................................  1.70%          B          $14.53      30,365
AXA GROWTH STRATEGY.............................................................  1.70%          B          $16.79       2,757

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.30%          A          $10.29         306
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.55%          A          $10.11          12

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.65%          A          $10.04         78
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.70%          A          $10.00         38
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.30%          B          $14.32        244
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.55%          B          $11.72        121
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.65%          B          $13.69        132
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.70%          B          $11.41         48

AXA INTERNATIONAL MANAGED VOLATILITY............................................  0.65%          B          $10.19          2
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.30%          B          $10.16        166
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.30%          B          $10.32      5,345
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.55%          B          $10.14      2,371
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.65%          B          $10.02        162
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.65%          B          $10.07      2,475
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.70%          B          $10.00        130
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.70%          B          $10.03         98

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.30%          A          $10.28        203
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.55%          A          $10.09         35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.65%          A          $10.02         59
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.70%          A          $ 9.98          9

AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.30%          B          $20.10        196
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.55%          B          $14.91         82
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.65%          B          $19.22        176
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.70%          B          $14.50         55

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.30%          A          $19.48        181
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.55%          A          $19.13          9
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.65%          A          $18.99         54
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.70%          A          $18.92         30
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.30%          B          $22.74        303
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.55%          B          $25.24        141
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.65%          B          $21.76        233
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.70%          B          $24.49         56

AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.30%          A          $19.15        329
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.55%          A          $18.80         27
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.65%          A          $18.67         90
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.70%          A          $18.60         43
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.30%          B          $17.76        374
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.55%          B          $20.03        129
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.65%          B          $16.99        240
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.70%          B          $19.46         68

AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.30%          A          $21.21        148
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.55%          A          $20.83         12
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.65%          A          $20.68         44
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.70%          A          $20.61         12
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.30%          B          $24.42        224
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.55%          B          $26.21         51
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.65%          B          $23.37        206
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.70%          B          $25.43         34

AXA MODERATE ALLOCATION.........................................................  1.30%          A          $13.15      5,512
AXA MODERATE ALLOCATION.........................................................  1.55%          A          $12.92        382
AXA MODERATE ALLOCATION.........................................................  1.65%          A          $12.82        821
AXA MODERATE ALLOCATION.........................................................  1.70%          A          $12.78        729

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION.........................................................  1.10%          B          $ 9.97         963
AXA MODERATE ALLOCATION.........................................................  1.20%          B          $10.50         279
AXA MODERATE ALLOCATION.........................................................  1.25%          B          $10.49       1,837

AXA MODERATE GROWTH STRATEGY....................................................  0.65%          B          $13.43           5
AXA MODERATE GROWTH STRATEGY....................................................  1.30%          B          $14.18     251,896
AXA MODERATE GROWTH STRATEGY....................................................  1.30%          B          $16.42      26,293
AXA MODERATE GROWTH STRATEGY....................................................  1.55%          B          $13.93      28,956
AXA MODERATE GROWTH STRATEGY....................................................  1.55%          B          $16.11       3,321
AXA MODERATE GROWTH STRATEGY....................................................  1.65%          B          $13.83      59,827
AXA MODERATE GROWTH STRATEGY....................................................  1.65%          B          $15.98       8,157
AXA MODERATE GROWTH STRATEGY....................................................  1.70%          B          $13.78      30,996
AXA MODERATE GROWTH STRATEGY....................................................  1.70%          B          $15.92       2,589

AXA MODERATE-PLUS ALLOCATION....................................................  1.30%          A          $14.51       1,820
AXA MODERATE-PLUS ALLOCATION....................................................  1.55%          A          $14.25         267
AXA MODERATE-PLUS ALLOCATION....................................................  1.65%          A          $14.14         282
AXA MODERATE-PLUS ALLOCATION....................................................  1.70%          A          $14.09          78
AXA MODERATE-PLUS ALLOCATION....................................................  1.10%          B          $10.04         416
AXA MODERATE-PLUS ALLOCATION....................................................  1.20%          B          $10.82         237
AXA MODERATE-PLUS ALLOCATION....................................................  1.25%          B          $10.81         751

AXA NATURAL RESOURCES...........................................................  1.10%          B          $ 9.11          51
AXA NATURAL RESOURCES...........................................................  1.20%          B          $ 8.12          51
AXA NATURAL RESOURCES...........................................................  1.25%          B          $ 8.11         123
AXA NATURAL RESOURCES...........................................................  1.30%          B          $ 8.33         334
AXA NATURAL RESOURCES...........................................................  1.55%          B          $ 8.46           3
AXA NATURAL RESOURCES...........................................................  1.65%          B          $ 8.22          84
AXA NATURAL RESOURCES...........................................................  1.70%          B          $ 8.20          38

AXA REAL ESTATE.................................................................  1.10%          B          $ 9.70          48
AXA REAL ESTATE.................................................................  1.20%          B          $10.91          48
AXA REAL ESTATE.................................................................  1.25%          B          $10.89         107
AXA REAL ESTATE.................................................................  1.30%          B          $11.14         577
AXA REAL ESTATE.................................................................  1.55%          B          $10.01          18
AXA REAL ESTATE.................................................................  1.65%          B          $10.98         176
AXA REAL ESTATE.................................................................  1.70%          B          $10.96         146

AXA SMARTBETA EQUITY............................................................  1.10%          B          $10.10          18
AXA SMARTBETA EQUITY............................................................  1.20%          B          $11.35          29
AXA SMARTBETA EQUITY............................................................  1.25%          B          $11.33          40

AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.30%          B          $10.10      13,003
AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.55%          B          $ 9.97         434
AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.65%          B          $ 9.91       2,336
AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.70%          B          $ 9.89       8,144

AXA/AB DYNAMIC GROWTH...........................................................  1.30%          B          $ 9.69      28,220
AXA/AB DYNAMIC GROWTH...........................................................  1.65%          B          $ 9.64       4,081
AXA/AB DYNAMIC GROWTH...........................................................  1.70%          B          $ 9.63       2,700

AXA/AB DYNAMIC MODERATE GROWTH..................................................  0.30%          B          $10.91           4
AXA/AB DYNAMIC MODERATE GROWTH..................................................  0.65%          B          $12.53          --
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.10%          B          $ 9.76         324
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.20%          B          $10.60         267
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.25%          B          $10.58         222
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.30%          B          $11.50       4,614
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.30%          B          $12.05     135,772

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.55%          B          $11.87      8,471
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.65%          B          $11.34        763
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.65%          B          $11.80     32,215
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.70%          B          $11.32        870
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.70%          B          $11.77     26,435

AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.10%          B          $ 9.79         68
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.20%          B          $ 9.53         18
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.25%          B          $ 9.52         87

AXA/AB SMALL CAP GROWTH.........................................................  1.30%          A          $23.55        916
AXA/AB SMALL CAP GROWTH.........................................................  1.55%          A          $23.13         69
AXA/AB SMALL CAP GROWTH.........................................................  1.65%          A          $22.96        228
AXA/AB SMALL CAP GROWTH.........................................................  1.70%          A          $22.88        517
AXA/AB SMALL CAP GROWTH.........................................................  1.10%          B          $10.21        137
AXA/AB SMALL CAP GROWTH.........................................................  1.20%          B          $11.29        144
AXA/AB SMALL CAP GROWTH.........................................................  1.25%          B          $11.28        154
AXA/AB SMALL CAP GROWTH.........................................................  1.30%          B          $26.30        180
AXA/AB SMALL CAP GROWTH.........................................................  1.55%          B          $31.96         96
AXA/AB SMALL CAP GROWTH.........................................................  1.65%          B          $25.17        197
AXA/AB SMALL CAP GROWTH.........................................................  1.70%          B          $31.02         19

AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.30%          B          $14.43      2,800
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.30%          B          $23.52        231
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.55%          B          $14.22        328
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.55%          B          $16.65        144
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.65%          B          $14.13        783
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.65%          B          $22.48        208
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.70%          B          $14.09        465
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.70%          B          $16.20         32

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.10%          B          $10.17        137
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.25%          B          $10.15        254
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.30%          B          $10.09        248
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.65%          B          $10.03         20
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.70%          B          $10.02         49

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.30%          A          $15.24        169
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.55%          A          $14.96         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.65%          A          $14.86         87
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.70%          A          $14.80         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.30%          B          $13.42        218
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.55%          B          $13.08         66
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.65%          B          $12.94        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.70%          B          $12.87         10

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.30%          A          $20.74         95
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.55%          A          $20.36         21
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.65%          A          $20.22         32
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.70%          A          $20.14          2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.30%          B          $15.84        230
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.55%          B          $15.43         60
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.65%          B          $15.27        203
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.70%          B          $15.19         50

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.30%          A          $15.71        292
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.55%          A          $15.43          6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.65%          A          $15.32        135
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.70%          A          $15.27         57
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.30%          B          $11.49        262
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.55%          B          $11.21         79
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.65%          B          $11.10        119
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.70%          B          $11.05         16

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION..........................................  1.30%          B          $10.04     24,175
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION..........................................  1.65%          B          $ 9.98      3,612
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION..........................................  1.70%          B          $ 9.97      1,334

AXA/INVESCO STRATEGIC ALLOCATION................................................  1.30%          B          $ 9.68     14,099
AXA/INVESCO STRATEGIC ALLOCATION................................................  1.65%          B          $ 9.62      1,800
AXA/INVESCO STRATEGIC ALLOCATION................................................  1.70%          B          $ 9.62        730

AXA/JANUS ENTERPRISE............................................................  0.65%          A          $12.58         --
AXA/JANUS ENTERPRISE............................................................  1.30%          A          $15.46      1,218
AXA/JANUS ENTERPRISE............................................................  1.55%          A          $15.19        202
AXA/JANUS ENTERPRISE............................................................  1.65%          A          $15.08        326
AXA/JANUS ENTERPRISE............................................................  1.70%          A          $15.02        163
AXA/JANUS ENTERPRISE............................................................  1.10%          B          $ 8.44         94
AXA/JANUS ENTERPRISE............................................................  1.20%          B          $ 9.23        117
AXA/JANUS ENTERPRISE............................................................  1.25%          B          $ 9.22        141
AXA/JANUS ENTERPRISE............................................................  1.30%          B          $19.59        239
AXA/JANUS ENTERPRISE............................................................  1.55%          B          $19.02        167
AXA/JANUS ENTERPRISE............................................................  1.65%          B          $18.79        163
AXA/JANUS ENTERPRISE............................................................  1.70%          B          $18.68         31

AXA/LEGG MASON STRATEGIC ALLOCATION.............................................  1.30%          B          $10.57      4,367
AXA/LEGG MASON STRATEGIC ALLOCATION.............................................  1.65%          B          $10.54        495
AXA/LEGG MASON STRATEGIC ALLOCATION.............................................  1.70%          B          $10.53         10

AXA/LOOMIS SAYLES GROWTH........................................................  1.30%          A          $19.30      1,118
AXA/LOOMIS SAYLES GROWTH........................................................  1.55%          A          $18.96         96
AXA/LOOMIS SAYLES GROWTH........................................................  1.65%          A          $18.82        212
AXA/LOOMIS SAYLES GROWTH........................................................  1.70%          A          $18.75        128
AXA/LOOMIS SAYLES GROWTH........................................................  1.10%          B          $10.84        224
AXA/LOOMIS SAYLES GROWTH........................................................  1.20%          B          $12.98        112
AXA/LOOMIS SAYLES GROWTH........................................................  1.25%          B          $12.96        196
AXA/LOOMIS SAYLES GROWTH........................................................  1.30%          B          $18.45        141
AXA/LOOMIS SAYLES GROWTH........................................................  1.55%          B          $18.20         38
AXA/LOOMIS SAYLES GROWTH........................................................  1.65%          B          $18.10         41
AXA/LOOMIS SAYLES GROWTH........................................................  1.70%          B          $18.06         15

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.30%          A          $17.97         35
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.55%          A          $17.65          5
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.65%          A          $17.52         24
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.70%          A          $17.46          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.30%          B          $14.16         92
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.55%          B          $13.79          6
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.65%          B          $13.65         92
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.70%          B          $13.58         35

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.30%          A          $14.50        121
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.55%          A          $14.24         35
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.65%          A          $14.14         53
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.70%          A          $14.09          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  0.30%          B          $10.57         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.10%          B          $ 9.42         20
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.20%          B          $10.27         57
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.25%          B          $10.25         79
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.30%          B          $11.53        333
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.55%          B          $11.23        302
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.65%          B          $11.11        439
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.70%          B          $11.06         35

BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  0.30%      CLASS III      $10.61          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.10%      CLASS III      $ 9.58        711
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.20%      CLASS III      $10.31        838
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.25%      CLASS III      $10.29      1,257
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.30%      CLASS III      $12.89      3,907
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.55%      CLASS III      $12.66        219
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.65%      CLASS III      $12.57      1,066
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.70%      CLASS III      $12.52        838

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  0.30%      CLASS III      $10.29         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  1.10%      CLASS III      $ 9.48         60
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  1.20%      CLASS III      $10.00         74
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  1.25%      CLASS III      $ 9.99        136

BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.30%      CLASS III      $21.27      1,153
BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.55%      CLASS III      $20.88         67
BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.65%      CLASS III      $20.73        222
BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.70%      CLASS III      $20.66        147

CHARTER/SM/ AGGRESSIVE GROWTH...................................................  1.10%          B          $ 9.58        112
CHARTER/SM/ AGGRESSIVE GROWTH...................................................  1.20%          B          $10.15        251
CHARTER/SM/ AGGRESSIVE GROWTH...................................................  1.25%          B          $10.14        161

CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.10%          B          $ 9.49         58
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.20%          B          $ 9.52        432
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.25%          B          $ 9.51        318
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.30%          B          $ 9.64         40
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.65%          B          $ 9.58          9
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.70%          B          $ 9.57          4

CHARTER/SM/ CONSERVATIVE........................................................  1.10%          B          $ 9.91        607
CHARTER/SM/ CONSERVATIVE........................................................  1.20%          B          $10.13        482
CHARTER/SM/ CONSERVATIVE........................................................  1.25%          B          $10.11      1,783

CHARTER/SM/ GROWTH..............................................................  1.10%          B          $ 9.67        148
CHARTER/SM/ GROWTH..............................................................  1.20%          B          $10.18        603
CHARTER/SM/ GROWTH..............................................................  1.25%          B          $10.16        477

CHARTER/SM/ INCOME STRATEGIES...................................................  1.10%          B          $ 9.90         65
CHARTER/SM/ INCOME STRATEGIES...................................................  1.20%          B          $10.38        126
CHARTER/SM/ INCOME STRATEGIES...................................................  1.25%          B          $10.37        127

CHARTER/SM/ INTEREST RATE STRATEGIES............................................  1.10%          B          $ 9.87         51
CHARTER/SM/ INTEREST RATE STRATEGIES............................................  1.20%          B          $10.16        139
CHARTER/SM/ INTEREST RATE STRATEGIES............................................  1.25%          B          $10.14        172

CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.10%          B          $ 9.55         36
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.20%          B          $ 9.53        110
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.25%          B          $ 9.51         83

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.30%         B           $ 9.70         13
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.65%         B           $ 9.64          1

CHARTER/SM/ MODERATE............................................................  0.30%         B           $10.47         16
CHARTER/SM/ MODERATE............................................................  1.10%         B           $ 9.83        399
CHARTER/SM/ MODERATE............................................................  1.20%         B           $10.18        607
CHARTER/SM/ MODERATE............................................................  1.25%         B           $10.16      1,123
CHARTER/SM/ MODERATE............................................................  1.30%         B           $ 9.95        177
CHARTER/SM/ MODERATE............................................................  1.65%         B           $ 9.88          6
CHARTER/SM /MODERATE............................................................  1.70%         B           $ 9.87         11

CHARTER/SM/ MODERATE GROWTH.....................................................  0.30%         B           $10.56          2
CHARTER/SM/ MODERATE GROWTH.....................................................  1.10%         B           $ 9.79        367
CHARTER/SM/ MODERATE GROWTH.....................................................  1.20%         B           $10.26        683
CHARTER/SM/ MODERATE GROWTH.....................................................  1.25%         B           $10.24        896
CHARTER/SM/ MODERATE GROWTH.....................................................  1.30%         B           $ 9.94        164
CHARTER/SM/ MODERATE GROWTH.....................................................  1.65%         B           $ 9.87         44

CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.30%         B           $11.56        111
CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.55%         B           $28.27          9
CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.65%         B           $11.13         27
CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.70%         B           $27.01          3

CHARTER/SM/ REAL ASSETS.........................................................  1.10%         B           $ 9.53         29
CHARTER/SM/ REAL ASSETS.........................................................  1.20%         B           $ 9.35         30
CHARTER/SM/ REAL ASSETS.........................................................  1.25%         B           $ 9.33         36
CHARTER/SM/ REAL ASSETS.........................................................  1.30%         B           $ 9.64         27
CHARTER/SM/ REAL ASSETS.........................................................  1.65%         B           $ 9.58         11

CHARTER/SM/ SMALL CAP GROWTH....................................................  0.30%         B           $10.49         10
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.10%         B           $ 9.69         15
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.20%         B           $10.19         19
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.25%         B           $10.18         11
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.30%         B           $ 6.39        522
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.55%         B           $10.59        157
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.65%         B           $10.40        182
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.70%         B           $10.30         53

CHARTER/SM/ SMALL CAP VALUE.....................................................  1.10%         B           $10.49         23
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.20%         B           $10.41         38
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.25%         B           $10.40         39
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.30%         B           $18.08        306
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.55%         B           $22.80        101
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.65%         B           $17.30        168
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.70%         B           $22.15        365

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.10%      CLASS II       $ 9.23        446
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.20%      CLASS II       $10.28        347
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.25%      CLASS II       $10.26        301
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.30%      CLASS II       $10.25      2,586
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.65%      CLASS II       $10.16        264
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.70%      CLASS II       $10.14        519

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.....................................  1.30%      CLASS II       $10.69        685
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.....................................  1.65%      CLASS II       $10.62         58
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.....................................  1.70%      CLASS II       $10.61         38

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.10%      CLASS II       $10.74        193
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.20%      CLASS II       $11.34        178

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.25%      CLASS II       $11.33        260
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.30%      CLASS II       $11.31        990
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.65%      CLASS II       $11.21         65
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.70%      CLASS II       $11.20        230

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..........................................  1.30%      CLASS II       $10.62        282
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..........................................  1.65%      CLASS II       $10.55         37
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..........................................  1.70%      CLASS II       $10.54         30

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  0.30%    SERVICE CLASS    $10.56          8
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  1.10%    SERVICE CLASS    $ 9.82        338
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  1.20%    SERVICE CLASS    $10.26        414
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  1.25%    SERVICE CLASS    $10.24        557

DELAWARE VIP(R) EMERGING MARKETS SERIES.........................................  1.10%    SERVICE CLASS    $ 8.84         16
DELAWARE VIP(R) EMERGING MARKETS SERIES.........................................  1.20%    SERVICE CLASS    $ 8.40         47
DELAWARE VIP(R) EMERGING MARKETS SERIES.........................................  1.25%    SERVICE CLASS    $ 8.39         59

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES..........................  1.10%    SERVICE CLASS    $ 9.92        207
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES..........................  1.20%    SERVICE CLASS    $10.00         99
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES..........................  1.25%    SERVICE CLASS    $ 9.99        598

EATON VANCE VT FLOATING-RATE INCOME FUND........................................  0.30%    INITIAL CLASS    $10.84          3
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.10%    INITIAL CLASS    $10.34        298
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.20%    INITIAL CLASS    $10.53        345
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.25%    INITIAL CLASS    $10.51        793
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.30%    INITIAL CLASS    $10.45        375
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.65%    INITIAL CLASS    $10.38         43
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.70%    INITIAL CLASS    $10.37         97

EQ/BLACKROCK BASIC VALUE EQUITY.................................................  0.65%          A          $18.59          2
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.30%          A          $19.65      4,386
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.55%          A          $19.30        300
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.65%          A          $19.16        913
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.70%          A          $19.09        785
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.10%          B          $10.39        409
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.20%          B          $12.22        414
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.25%          B          $12.20        456

EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.30%          A          $20.08        720
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.55%          A          $19.72         63
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.65%          A          $19.58        172
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.70%          A          $19.51        136
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.10%          B          $10.83         52
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.20%          B          $12.20         50
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.25%          B          $12.18         83
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.30%          B          $ 4.11        649
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.55%          B          $ 9.64        130
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.65%          B          $ 9.46        277
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.70%          B          $ 9.37         34

EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.30%          A          $21.74        291
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.55%          A          $21.35         30
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.65%          A          $21.19        113
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.70%          A          $21.12        110
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.30%          B          $21.84        104
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.55%          B          $20.20         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.65%          B          $20.88         78
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.70%          B          $19.66         38

EQ/COMMON STOCK INDEX...........................................................  1.30%          A          $21.13        989
EQ/COMMON STOCK INDEX...........................................................  1.55%          A          $20.75         79
EQ/COMMON STOCK INDEX...........................................................  1.65%          A          $20.60        190
EQ/COMMON STOCK INDEX...........................................................  1.70%          A          $20.52        119
EQ/COMMON STOCK INDEX...........................................................  1.10%          B          $10.62         87
EQ/COMMON STOCK INDEX...........................................................  1.20%          B          $12.58        154
EQ/COMMON STOCK INDEX...........................................................  1.25%          B          $12.56        235

EQ/CONVERTIBLE SECURITIES.......................................................  1.10%          B          $ 9.92         18
EQ/CONVERTIBLE SECURITIES.......................................................  1.20%          B          $11.18         54
EQ/CONVERTIBLE SECURITIES.......................................................  1.25%          B          $11.16         29

EQ/CORE BOND INDEX..............................................................  0.65%          B          $10.41         14
EQ/CORE BOND INDEX..............................................................  1.10%          B          $ 9.87        229
EQ/CORE BOND INDEX..............................................................  1.20%          B          $ 9.96        251
EQ/CORE BOND INDEX..............................................................  1.25%          B          $ 9.94        811
EQ/CORE BOND INDEX..............................................................  1.30%          B          $10.62     13,957
EQ/CORE BOND INDEX..............................................................  1.30%          B          $10.76      1,787
EQ/CORE BOND INDEX..............................................................  1.55%          B          $10.43      4,950
EQ/CORE BOND INDEX..............................................................  1.55%          B          $13.62        620
EQ/CORE BOND INDEX..............................................................  1.65%          B          $10.29      1,920
EQ/CORE BOND INDEX..............................................................  1.65%          B          $10.35      5,925
EQ/CORE BOND INDEX..............................................................  1.70%          B          $10.32        785
EQ/CORE BOND INDEX..............................................................  1.70%          B          $13.23        187

EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.10%          B          $ 8.02         32
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.20%          B          $ 8.13         22
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.25%          B          $ 8.12         55
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.30%          B          $ 7.81        268
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.55%          B          $ 7.82         12
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.65%          B          $ 7.70         48
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.70%          B          $ 7.69         98

EQ/ENERGY ETF...................................................................  0.30%          B          $ 7.83         --
EQ/ENERGY ETF...................................................................  1.10%          B          $ 8.58        140
EQ/ENERGY ETF...................................................................  1.20%          B          $ 7.60         99
EQ/ENERGY ETF...................................................................  1.25%          B          $ 7.59        144

EQ/EQUITY 500 INDEX.............................................................  0.65%          A          $19.39         --
EQ/EQUITY 500 INDEX.............................................................  1.30%          A          $20.98      4,944
EQ/EQUITY 500 INDEX.............................................................  1.55%          A          $20.60        358
EQ/EQUITY 500 INDEX.............................................................  1.65%          A          $20.45      1,355
EQ/EQUITY 500 INDEX.............................................................  1.70%          A          $20.38      1,359
EQ/EQUITY 500 INDEX.............................................................  0.30%          B          $13.13         14
EQ/EQUITY 500 INDEX.............................................................  1.10%          B          $10.71      1,140
EQ/EQUITY 500 INDEX.............................................................  1.20%          B          $12.75        866
EQ/EQUITY 500 INDEX.............................................................  1.25%          B          $12.73      1,617

EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.30%          A          $13.61        517
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.55%          A          $13.37         43
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.65%          A          $13.27        163
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.70%          A          $13.23        192
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  0.30%          B          $11.26          3
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.10%          B          $10.49        101

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.20%          B          $10.94         88
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.25%          B          $10.92        197

EQ/GAMCO SMALL COMPANY VALUE....................................................  0.65%          A          $19.45          1
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.30%          A          $24.41      5,995
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.55%          A          $23.98        532
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.65%          A          $23.80      1,304
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.70%          A          $23.72      1,117
EQ/GAMCO SMALL COMPANY VALUE....................................................  0.30%          B          $12.50         --
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.10%          B          $11.13        783
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.20%          B          $12.15        767
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.25%          B          $12.13        975

EQ/GLOBAL BOND PLUS.............................................................  1.30%          A          $ 9.90        394
EQ/GLOBAL BOND PLUS.............................................................  1.55%          A          $ 9.72         52
EQ/GLOBAL BOND PLUS.............................................................  1.65%          A          $ 9.65         87
EQ/GLOBAL BOND PLUS.............................................................  1.70%          A          $ 9.62         30
EQ/GLOBAL BOND PLUS.............................................................  1.30%          B          $11.36        161
EQ/GLOBAL BOND PLUS.............................................................  1.55%          B          $11.04        132
EQ/GLOBAL BOND PLUS.............................................................  1.65%          B          $10.92        106
EQ/GLOBAL BOND PLUS.............................................................  1.70%          B          $10.86         11

EQ/HIGH YIELD BOND..............................................................  1.10%          B          $10.26         28
EQ/HIGH YIELD BOND..............................................................  1.20%          B          $10.71         71
EQ/HIGH YIELD BOND..............................................................  1.25%          B          $10.70        257
EQ/HIGH YIELD BOND..............................................................  1.30%          B          $11.17        462
EQ/HIGH YIELD BOND..............................................................  1.55%          B          $10.65          6
EQ/HIGH YIELD BOND..............................................................  1.65%          B          $11.02         79
EQ/HIGH YIELD BOND..............................................................  1.70%          B          $10.99        104

EQ/INTERMEDIATE GOVERNMENT BOND.................................................  0.30%          B          $10.07          5
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  0.65%          B          $10.03          1
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.10%          B          $ 9.82        208
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.20%          B          $ 9.78         91
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.25%          B          $ 9.77        152
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.30%          B          $10.08      6,304
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.30%          B          $10.88        716
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.55%          B          $ 9.90      2,119
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.55%          B          $18.96        200
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.65%          B          $ 9.82      2,202
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.65%          B          $10.45        235
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.70%          B          $ 9.79        177
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.70%          B          $18.23         31

EQ/INTERNATIONAL EQUITY INDEX...................................................  1.30%          A          $11.14      1,202
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.55%          A          $10.94        110
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.65%          A          $10.86        391
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.70%          A          $10.82        368
EQ/INTERNATIONAL EQUITY INDEX...................................................  0.30%          B          $ 9.35         10
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.10%          B          $ 8.94        255
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.20%          B          $ 9.09        235
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.25%          B          $ 9.07        717

EQ/INVESCO COMSTOCK.............................................................  1.30%          A          $20.29        937
EQ/INVESCO COMSTOCK.............................................................  1.55%          A          $19.93         82
EQ/INVESCO COMSTOCK.............................................................  1.65%          A          $19.78        261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK.............................................................  1.70%          A          $19.71         99
EQ/INVESCO COMSTOCK.............................................................  1.30%          B          $17.90        249
EQ/INVESCO COMSTOCK.............................................................  1.55%          B          $17.38         57
EQ/INVESCO COMSTOCK.............................................................  1.65%          B          $17.17        143
EQ/INVESCO COMSTOCK.............................................................  1.70%          B          $17.07         40

EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.30%          A          $21.45        272
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.55%          A          $21.07         91
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.65%          A          $20.92         84
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.70%          A          $20.84         20
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.30%          B          $22.96        164
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.55%          B          $24.17         28
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.65%          B          $21.98        108
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.70%          B          $23.46         27

EQ/LARGE CAP GROWTH INDEX.......................................................  1.30%          A          $21.51      1,094
EQ/LARGE CAP GROWTH INDEX.......................................................  1.55%          A          $21.13         99
EQ/LARGE CAP GROWTH INDEX.......................................................  1.65%          A          $20.98        192
EQ/LARGE CAP GROWTH INDEX.......................................................  1.70%          A          $20.90        148
EQ/LARGE CAP GROWTH INDEX.......................................................  1.10%          B          $10.39        232
EQ/LARGE CAP GROWTH INDEX.......................................................  1.20%          B          $12.63        139
EQ/LARGE CAP GROWTH INDEX.......................................................  1.25%          B          $12.61        488

EQ/LARGE CAP VALUE INDEX........................................................  1.30%          A          $20.64        729
EQ/LARGE CAP VALUE INDEX........................................................  1.55%          A          $20.27         52
EQ/LARGE CAP VALUE INDEX........................................................  1.65%          A          $20.12        149
EQ/LARGE CAP VALUE INDEX........................................................  1.70%          A          $20.05        177
EQ/LARGE CAP VALUE INDEX........................................................  1.10%          B          $10.84        114
EQ/LARGE CAP VALUE INDEX........................................................  1.20%          B          $12.59        152
EQ/LARGE CAP VALUE INDEX........................................................  1.25%          B          $12.57        273

EQ/LOW VOLATILITY GLOBAL ETF....................................................  1.10%          B          $10.09         32
EQ/LOW VOLATILITY GLOBAL ETF....................................................  1.20%          B          $11.26         52
EQ/LOW VOLATILITY GLOBAL ETF....................................................  1.25%          B          $11.25         76

EQ/MFS INTERNATIONAL GROWTH.....................................................  1.30%          A          $12.65      1,048
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.55%          A          $12.43         66
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.65%          A          $12.34        247
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.70%          A          $12.29        250
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.10%          B          $ 9.21        121
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.20%          B          $ 9.38        117
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.25%          B          $ 9.36        189
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.30%          B          $ 7.17        456
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.55%          B          $15.68        115
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.65%          B          $15.50        141
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.70%          B          $15.40         37

EQ/MID CAP INDEX................................................................  1.30%          A          $23.31      1,417
EQ/MID CAP INDEX................................................................  1.55%          A          $22.89        106
EQ/MID CAP INDEX................................................................  1.65%          A          $22.72        370
EQ/MID CAP INDEX................................................................  1.70%          A          $22.64        732
EQ/MID CAP INDEX................................................................  0.30%          B          $13.01          6
EQ/MID CAP INDEX................................................................  1.10%          B          $10.92        350
EQ/MID CAP INDEX................................................................  1.20%          B          $12.64        342
EQ/MID CAP INDEX................................................................  1.25%          B          $12.62        508

EQ/MONEY MARKET.................................................................  0.65%          A          $ 9.61          8
EQ/MONEY MARKET.................................................................  1.30%          A          $ 9.12      5,367

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/MONEY MARKET.................................................................  1.55%          A          $ 8.96        559
EQ/MONEY MARKET.................................................................  1.65%          A          $ 8.89        883
EQ/MONEY MARKET.................................................................  1.65%          A          $ 9.38          1
EQ/MONEY MARKET.................................................................  1.65%          A          $ 9.69      1,765
EQ/MONEY MARKET.................................................................  1.70%          A          $ 8.86        885
EQ/MONEY MARKET.................................................................  1.10%          B          $ 9.82      1,556
EQ/MONEY MARKET.................................................................  1.20%          B          $ 9.62        537
EQ/MONEY MARKET.................................................................  1.25%          B          $ 9.61      2,908
EQ/MONEY MARKET.................................................................  1.30%          B          $ 9.61        853
EQ/MONEY MARKET.................................................................  1.55%          B          $25.54         69
EQ/MONEY MARKET.................................................................  1.65%          B          $ 9.27        602
EQ/MONEY MARKET.................................................................  1.65%          B          $ 9.38         66
EQ/MONEY MARKET.................................................................  1.70%          B          $24.20         97

EQ/OPPENHEIMER GLOBAL...........................................................  1.30%          A          $15.71      1,591
EQ/OPPENHEIMER GLOBAL...........................................................  1.55%          A          $15.43        101
EQ/OPPENHEIMER GLOBAL...........................................................  1.65%          A          $15.32        403
EQ/OPPENHEIMER GLOBAL...........................................................  1.70%          A          $15.26        368
EQ/OPPENHEIMER GLOBAL...........................................................  0.30%          B          $10.78          1
EQ/OPPENHEIMER GLOBAL...........................................................  1.10%          B          $ 9.30        180
EQ/OPPENHEIMER GLOBAL...........................................................  1.20%          B          $10.47        142
EQ/OPPENHEIMER GLOBAL...........................................................  1.25%          B          $10.45        155
EQ/OPPENHEIMER GLOBAL...........................................................  1.30%          B          $14.21        270
EQ/OPPENHEIMER GLOBAL...........................................................  1.55%          B          $13.85         63
EQ/OPPENHEIMER GLOBAL...........................................................  1.65%          B          $13.70        388
EQ/OPPENHEIMER GLOBAL...........................................................  1.70%          B          $13.63         54

EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.10%          B          $10.39        103
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.20%          B          $10.85         90
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.25%          B          $10.83        205
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.30%          B          $10.45        665
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.55%          B          $10.05         17
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.65%          B          $10.30         72
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.70%          B          $10.28        159

EQ/PIMCO ULTRA SHORT BOND.......................................................  1.30%          A          $ 9.51      1,734
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.55%          A          $ 9.34        146
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.65%          A          $ 9.27        388
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.70%          A          $ 9.24        430
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.10%          B          $ 9.98        199
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.20%          B          $ 9.77        123
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.25%          B          $ 9.76        256
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.30%          B          $ 9.05        100
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.55%          B          $10.07         15
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.65%          B          $ 9.95         52
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.70%          B          $ 9.89         10

EQ/QUALITY BOND PLUS............................................................  1.30%          B          $10.98      1,286
EQ/QUALITY BOND PLUS............................................................  1.55%          B          $15.91        310
EQ/QUALITY BOND PLUS............................................................  1.65%          B          $10.53        563
EQ/QUALITY BOND PLUS............................................................  1.70%          B          $15.36        117

EQ/SMALL COMPANY INDEX..........................................................  1.30%          A          $22.84        959
EQ/SMALL COMPANY INDEX..........................................................  1.55%          A          $22.43         89
EQ/SMALL COMPANY INDEX..........................................................  1.65%          A          $22.26        253

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX..........................................................  1.70%          A          $22.18        658
EQ/SMALL COMPANY INDEX..........................................................  0.30%          B          $12.41          8
EQ/SMALL COMPANY INDEX..........................................................  1.10%          B          $10.88        234
EQ/SMALL COMPANY INDEX..........................................................  1.20%          B          $12.05        176
EQ/SMALL COMPANY INDEX..........................................................  1.25%          B          $12.04        509

EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.30%          A          $21.56      3,158
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.55%          A          $21.18        182
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.65%          A          $21.03        852
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.70%          A          $20.95        642
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.10%          B          $10.18        553
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.20%          B          $12.25        405
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.25%          B          $12.23        673
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.30%          B          $11.23        709
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.55%          B          $27.32        129
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.65%          B          $26.54        227
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.70%          B          $26.16         42

EQ/UBS GROWTH & INCOME..........................................................  1.30%          B          $ 3.63        653
EQ/UBS GROWTH & INCOME..........................................................  1.55%          B          $ 8.83        238
EQ/UBS GROWTH & INCOME..........................................................  1.65%          B          $ 8.67        242
EQ/UBS GROWTH & INCOME..........................................................  1.70%          B          $ 8.59         76

FEDERATED HIGH INCOME BOND FUND II..............................................  0.30%    SERVICE CLASS    $11.40          4
FEDERATED HIGH INCOME BOND FUND II..............................................  1.10%    SERVICE CLASS    $10.54        371
FEDERATED HIGH INCOME BOND FUND II..............................................  1.20%    SERVICE CLASS    $11.08        294
FEDERATED HIGH INCOME BOND FUND II..............................................  1.25%    SERVICE CLASS    $11.06        684

FEDERATED KAUFMANN FUND II......................................................  0.30%    SERVICE CLASS    $12.60         --
FEDERATED KAUFMANN FUND II......................................................  1.10%    SERVICE CLASS    $ 9.85        130
FEDERATED KAUFMANN FUND II......................................................  1.20%    SERVICE CLASS    $12.24        103
FEDERATED KAUFMANN FUND II......................................................  1.25%    SERVICE CLASS    $12.22        136

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.30%   SERVICE CLASS 2   $15.38         28
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.55%   SERVICE CLASS 2   $15.10          6
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.65%   SERVICE CLASS 2   $14.99         14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.70%   SERVICE CLASS 2   $14.94          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  0.30%   SERVICE CLASS 2   $12.54         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  0.65%   SERVICE CLASS 2   $17.88         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.10%   SERVICE CLASS 2   $10.22        372
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.20%   SERVICE CLASS 2   $12.19        469
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.25%   SERVICE CLASS 2   $12.17        543
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.30%   SERVICE CLASS 2   $19.76      4,315
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.55%   SERVICE CLASS 2   $19.41        259
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.65%   SERVICE CLASS 2   $19.27      1,091
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.70%   SERVICE CLASS 2   $19.20        761

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $12.62         27
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $12.43         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $12.36         18
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.70%   SERVICE CLASS 2   $12.32          2

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $12.82         62
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $12.63          6
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $12.55         12
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.70%   SERVICE CLASS 2   $12.51          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $13.31         61
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $13.11          8
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $13.03         23

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $13.47         32
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $13.27         22
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $13.19         12
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.70%   SERVICE CLASS 2   $13.15         --

FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  0.30%   SERVICE CLASS 2   $12.18          7
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  0.65%   SERVICE CLASS 2   $15.82          1
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.10%   SERVICE CLASS 2   $10.30        304
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.20%   SERVICE CLASS 2   $11.84        271
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.25%   SERVICE CLASS 2   $11.82        320
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.30%   SERVICE CLASS 2   $19.34      2,072
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.55%   SERVICE CLASS 2   $18.99        127
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.65%   SERVICE CLASS 2   $18.85        471
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.70%   SERVICE CLASS 2   $18.78        382

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.10%   SERVICE CLASS 2   $10.11        529
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.20%   SERVICE CLASS 2   $10.50        529
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.25%   SERVICE CLASS 2   $10.48      1,195
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.30%   SERVICE CLASS 2   $12.71      3,546
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.55%   SERVICE CLASS 2   $12.49        240
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.65%   SERVICE CLASS 2   $12.40        825
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.70%   SERVICE CLASS 2   $12.35        797

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.10%   CLASS I SHARES    $10.18         17
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.20%   CLASS I SHARES    $10.49         49
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.25%   CLASS I SHARES    $10.48         50
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.30%   CLASS I SHARES    $10.46         95
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.65%   CLASS I SHARES    $10.37         28
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.70%   CLASS I SHARES    $10.36         35

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.10%   CLASS I SHARES    $10.80        197
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.20%   CLASS I SHARES    $12.02        220
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.25%   CLASS I SHARES    $12.01        456
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.30%   CLASS I SHARES    $13.63      1,351
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.55%   CLASS I SHARES    $12.19         27
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.55%   CLASS I SHARES    $13.47          6
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.65%   CLASS I SHARES    $13.40        387
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.70%   CLASS I SHARES    $13.37        285

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.10%       CLASS 2       $ 9.99         60
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.20%       CLASS 2       $10.77        147
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.25%       CLASS 2       $10.75        217
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.30%       CLASS 2       $15.06        660
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.55%       CLASS 2       $14.80          8
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.65%       CLASS 2       $14.70        118
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.70%       CLASS 2       $14.65        159

FRANKLIN INCOME VIP FUND........................................................  0.65%       CLASS 2       $14.18         10
FRANKLIN INCOME VIP FUND........................................................  1.10%       CLASS 2       $10.11        445
FRANKLIN INCOME VIP FUND........................................................  1.20%       CLASS 2       $10.87        822
FRANKLIN INCOME VIP FUND........................................................  1.25%       CLASS 2       $10.85      1,264
FRANKLIN INCOME VIP FUND........................................................  1.30%       CLASS 2       $14.65      2,369

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND........................................................  1.55%      CLASS 2        $14.39         75
FRANKLIN INCOME VIP FUND........................................................  1.65%      CLASS 2        $14.29        498
FRANKLIN INCOME VIP FUND........................................................  1.70%      CLASS 2        $14.24        882

FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.10%      CLASS 2        $10.36         38
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.20%      CLASS 2        $11.76         54
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.25%      CLASS 2        $11.74         51
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.30%      CLASS 2        $17.01        510
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.55%      CLASS 2        $16.71         47
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.65%      CLASS 2        $16.60        117
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.70%      CLASS 2        $16.54         41

FRANKLIN RISING DIVIDENDS VIP FUND..............................................  0.30%      CLASS 2        $12.44         28
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.10%      CLASS 2        $10.82        226
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.20%      CLASS 2        $12.08        308
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.25%      CLASS 2        $12.07        662
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.30%      CLASS 2        $13.98      2,386
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.55%      CLASS 2        $13.09         64
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.65%      CLASS 2        $13.79        570
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.70%      CLASS 2        $13.77        545

FRANKLIN STRATEGIC INCOME VIP FUND..............................................  0.65%      CLASS 2        $12.06          4
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.30%      CLASS 2        $12.98      3,056
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.55%      CLASS 2        $12.74        180
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.65%      CLASS 2        $12.65        651
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.70%      CLASS 2        $12.61        714

GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.30%   SERVICE SHARES    $20.26      1,014
GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.55%   SERVICE SHARES    $19.89         73
GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.65%   SERVICE SHARES    $19.75        279
GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.70%   SERVICE SHARES    $19.68        202

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  0.30%   COMMON SHARES     $ 9.72          4
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.10%   COMMON SHARES     $ 7.82         75
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.20%   COMMON SHARES     $ 9.45         49
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.25%   COMMON SHARES     $ 9.43         72
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.30%   COMMON SHARES     $ 7.21         46
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.55%   COMMON SHARES     $ 7.10         15
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.65%   COMMON SHARES     $ 7.06         31
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.70%   COMMON SHARES     $ 7.04         --

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.30%   COMMON SHARES     $ 9.63         40
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.55%   COMMON SHARES     $ 9.49         33
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.65%   COMMON SHARES     $ 9.44         18
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.70%   COMMON SHARES     $ 9.41          1

HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  0.30%         IC          $10.70          7
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.10%         IC          $ 9.78        105
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.20%         IC          $10.45        105
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.25%         IC          $10.44        128
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.30%         IC          $10.42        691
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.65%         IC          $10.33        122
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.70%         IC          $10.32         56

HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.10%         IC          $ 9.90        299
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.20%         IC          $11.61        132
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.25%         IC          $11.59        353

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.30%         IC          $11.58      1,114
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.65%         IC          $11.47        145
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.70%         IC          $11.46        206

INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.30%      SERIES II      $21.07         14
INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.55%      SERIES II      $20.69          2
INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.65%      SERIES II      $20.54          6
INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.70%      SERIES II      $20.47         --

INVESCO V.I. BALANCED-RISK ALLOCATION FUND......................................  1.10%      SERIES II      $10.04        268
INVESCO V.I. BALANCED-RISK ALLOCATION FUND......................................  1.20%      SERIES II      $10.67        190
INVESCO V.I. BALANCED-RISK ALLOCATION FUND......................................  1.25%      SERIES II      $10.65        394

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  0.65%      SERIES II      $20.01         --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.30%      SERIES II      $19.97      2,267
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.55%      SERIES II      $17.43         25
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.55%      SERIES II      $19.61         73
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.65%      SERIES II      $17.35        328
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.65%      SERIES II      $19.47        291
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.70%      SERIES II      $17.31        592
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.70%      SERIES II      $19.40          8
INVESCO V.I. EQUITY AND INCOME FUND.............................................  1.30%      SERIES II      $10.85        807
INVESCO V.I. EQUITY AND INCOME FUND.............................................  1.65%      SERIES II      $10.77         43
INVESCO V.I. EQUITY AND INCOME FUND.............................................  1.70%      SERIES II      $10.76         16

INVESCO V.I. GLOBAL HEALTH CARE FUND............................................  1.10%      SERIES II      $ 8.20        121
INVESCO V.I. GLOBAL HEALTH CARE FUND............................................  1.20%      SERIES II      $11.10         85
INVESCO V.I. GLOBAL HEALTH CARE FUND............................................  1.25%      SERIES II      $11.08        131

INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  0.30%      SERIES II      $10.82          4
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  0.65%      SERIES II      $13.04          1
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.10%      SERIES II      $ 9.41        233
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.20%      SERIES II      $10.51        229
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.25%      SERIES II      $10.49        302
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.30%      SERIES II      $15.28      2,773
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.55%      SERIES II      $15.01        210
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.65%      SERIES II      $14.90        795
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.70%      SERIES II      $14.85        660

INVESCO V.I. HIGH YIELD FUND....................................................  0.30%      SERIES II      $10.91          2
INVESCO V.I. HIGH YIELD FUND....................................................  1.10%      SERIES II      $10.13        197
INVESCO V.I. HIGH YIELD FUND....................................................  1.20%      SERIES II      $10.60        228
INVESCO V.I. HIGH YIELD FUND....................................................  1.25%      SERIES II      $10.58        626
INVESCO V.I. HIGH YIELD FUND....................................................  1.30%      SERIES II      $12.33      1,405
INVESCO V.I. HIGH YIELD FUND....................................................  1.55%      SERIES II      $12.15         57
INVESCO V.I. HIGH YIELD FUND....................................................  1.65%      SERIES II      $12.08        482
INVESCO V.I. HIGH YIELD FUND....................................................  1.70%      SERIES II      $12.04        327

INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  0.30%      SERIES II      $ 9.77          4
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.10%      SERIES II      $ 8.79        253
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.20%      SERIES II      $ 9.50        180
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.25%      SERIES II      $ 9.48        214
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.30%      SERIES II      $12.98      2,062
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.55%      SERIES II      $12.74        147
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.65%      SERIES II      $12.65        373
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.70%      SERIES II      $12.61        309

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.30%      SERIES II      $16.17        590
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.55%      SERIES II      $15.88         22
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.65%      SERIES II      $15.77         66
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.70%      SERIES II      $15.71         47

INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.10%      SERIES II      $ 9.87        105
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.20%      SERIES II      $10.91         58
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.25%      SERIES II      $10.89        101
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.30%      SERIES II      $20.72        460
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.55%      SERIES II      $20.35         45
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.65%      SERIES II      $20.20         65
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.70%      SERIES II      $20.13         45

IVY VIP ASSET STRATEGY..........................................................  0.30%    COMMON SHARES    $ 8.83          1
IVY VIP ASSET STRATEGY..........................................................  1.10%    COMMON SHARES    $ 8.46        107
IVY VIP ASSET STRATEGY..........................................................  1.20%    COMMON SHARES    $ 8.58        331
IVY VIP ASSET STRATEGY..........................................................  1.25%    COMMON SHARES    $ 8.57        389
IVY VIP ASSET STRATEGY..........................................................  1.30%    COMMON SHARES    $10.65      1,541
IVY VIP ASSET STRATEGY..........................................................  1.55%    COMMON SHARES    $10.50         36
IVY VIP ASSET STRATEGY..........................................................  1.65%    COMMON SHARES    $10.43        378
IVY VIP ASSET STRATEGY..........................................................  1.70%    COMMON SHARES    $10.40        722

IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.30%    COMMON SHARES    $17.34        526
IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.55%    COMMON SHARES    $17.03        100
IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.65%    COMMON SHARES    $16.91        174
IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.70%    COMMON SHARES    $16.85         95

IVY VIP ENERGY..................................................................  1.10%    COMMON SHARES    $ 9.31        203
IVY VIP ENERGY..................................................................  1.20%    COMMON SHARES    $ 8.76        232
IVY VIP ENERGY..................................................................  1.25%    COMMON SHARES    $ 8.74        373
IVY VIP ENERGY..................................................................  1.30%    COMMON SHARES    $12.67      1,872
IVY VIP ENERGY..................................................................  1.55%    COMMON SHARES    $12.45        202
IVY VIP ENERGY..................................................................  1.65%    COMMON SHARES    $12.36        381
IVY VIP ENERGY..................................................................  1.70%    COMMON SHARES    $12.31        333

IVY VIP GLOBAL NATURAL RESOURCES................................................  0.65%    COMMON SHARES    $ 7.72          1
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.30%    COMMON SHARES    $ 7.97        895
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.55%    COMMON SHARES    $ 7.83         99
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.65%    COMMON SHARES    $ 7.77        271
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.70%    COMMON SHARES    $ 7.74        137

IVY VIP HIGH INCOME.............................................................  0.65%    COMMON SHARES    $14.81          2
IVY VIP HIGH INCOME.............................................................  1.30%    COMMON SHARES    $16.49      4,604
IVY VIP HIGH INCOME.............................................................  1.55%    COMMON SHARES    $16.19        326
IVY VIP HIGH INCOME.............................................................  1.65%    COMMON SHARES    $16.07      1,255
IVY VIP HIGH INCOME.............................................................  1.70%    COMMON SHARES    $16.02      1,327

IVY VIP MICRO CAP GROWTH........................................................  0.30%    COMMON SHARES    $10.86          3
IVY VIP MICRO CAP GROWTH........................................................  1.10%    COMMON SHARES    $ 9.97         60
IVY VIP MICRO CAP GROWTH........................................................  1.20%    COMMON SHARES    $10.55        100
IVY VIP MICRO CAP GROWTH........................................................  1.25%    COMMON SHARES    $10.53         97

IVY VIP MID CAP GROWTH..........................................................  1.30%    COMMON SHARES    $19.81      1,570
IVY VIP MID CAP GROWTH..........................................................  1.55%    COMMON SHARES    $19.45        118
IVY VIP MID CAP GROWTH..........................................................  1.65%    COMMON SHARES    $19.31        272
IVY VIP MID CAP GROWTH..........................................................  1.70%    COMMON SHARES    $19.24        302

IVY VIP SCIENCE AND TECHNOLOGY..................................................  0.30%    COMMON SHARES    $11.02          2
IVY VIP SCIENCE AND TECHNOLOGY..................................................  0.65%    COMMON SHARES    $18.94          3
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.10%    COMMON SHARES    $ 9.08        265

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.20%   COMMON SHARES     $10.71        321
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.25%   COMMON SHARES     $10.69        309
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.30%   COMMON SHARES     $20.89      1,721
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.55%   COMMON SHARES     $20.51        163
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.65%   COMMON SHARES     $20.37        403
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.70%   COMMON SHARES     $20.29        283

IVY VIP SMALL CAP GROWTH........................................................  1.30%   COMMON SHARES     $17.84        836
IVY VIP SMALL CAP GROWTH........................................................  1.55%   COMMON SHARES     $17.52         71
IVY VIP SMALL CAP GROWTH........................................................  1.65%   COMMON SHARES     $17.39        231
IVY VIP SMALL CAP GROWTH........................................................  1.70%   COMMON SHARES     $17.33        168

JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  0.30%   SERVICE SHARES    $11.56          1
JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  1.10%   SERVICE SHARES    $10.03        730
JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  1.20%   SERVICE SHARES    $11.24        558
JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  1.25%   SERVICE SHARES    $11.22      1,904

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  0.30%   SERVICE SHARES    $10.56          9
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  1.10%   SERVICE SHARES    $ 9.88        628
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  1.20%   SERVICE SHARES    $10.26        478
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  1.25%   SERVICE SHARES    $10.24      1,106

JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.........................  1.10%   SERVICE SHARES    $11.02        237
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.........................  1.20%   SERVICE SHARES    $13.16        159
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.........................  1.25%   SERVICE SHARES    $13.14        264

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO............................  1.10%      CLASS 2        $10.11         76
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO............................  1.25%      CLASS 2        $10.09      1,191

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO...............................  1.10%      CLASS 2        $10.31         15
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO...............................  1.25%      CLASS 2        $10.29        938

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  0.30%   SERVICE SHARES    $ 8.75          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  0.65%   SERVICE SHARES    $ 8.69          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.10%   SERVICE SHARES    $ 8.97        268
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.20%   SERVICE SHARES    $ 8.50        323
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.25%   SERVICE SHARES    $ 8.49        311
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.30%   SERVICE SHARES    $10.40      4,388
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.55%   SERVICE SHARES    $10.22        536
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.65%   SERVICE SHARES    $10.14      1,094
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.70%   SERVICE SHARES    $10.11        768

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  0.30%     VC SHARES       $11.54          9
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.10%     VC SHARES       $10.43        718
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.20%     VC SHARES       $11.21        565
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.25%     VC SHARES       $11.20      1,083
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.30%     VC SHARES       $13.21      3,072
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.55%     VC SHARES       $13.02        167
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.65%     VC SHARES       $12.94        787
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.70%     VC SHARES       $12.90      1,097

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.30%     VC SHARES       $14.82        209
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.55%     VC SHARES       $14.60         19
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.65%     VC SHARES       $14.51         52
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.70%     VC SHARES       $14.47         16

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.30%     VC SHARES       $13.44        193
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.55%     VC SHARES       $13.24         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.65%      VC SHARES      $13.16         64
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.70%      VC SHARES      $13.12         44

MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  0.30%    SERVICE CLASS    $11.28          5
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.10%    SERVICE CLASS    $ 9.86        917
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.20%    SERVICE CLASS    $10.96        590
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.25%    SERVICE CLASS    $10.95      1,083
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.30%    SERVICE CLASS    $16.25      5,940
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.55%    SERVICE CLASS    $15.96        420
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.65%    SERVICE CLASS    $15.84      1,314
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.70%    SERVICE CLASS    $15.79      1,316

MFS(R) INVESTORS TRUST SERIES...................................................  1.10%    SERVICE CLASS    $10.39         43
MFS(R) INVESTORS TRUST SERIES...................................................  1.20%    SERVICE CLASS    $12.11         31
MFS(R) INVESTORS TRUST SERIES...................................................  1.25%    SERVICE CLASS    $12.09         64
MFS(R) INVESTORS TRUST SERIES...................................................  1.30%    SERVICE CLASS    $19.10        299
MFS(R) INVESTORS TRUST SERIES...................................................  1.55%    SERVICE CLASS    $18.76         33
MFS(R) INVESTORS TRUST SERIES...................................................  1.65%    SERVICE CLASS    $18.63         68
MFS(R) INVESTORS TRUST SERIES...................................................  1.70%    SERVICE CLASS    $18.56         59

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.30%    SERVICE CLASS    $19.06        381
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.55%    SERVICE CLASS    $18.72         56
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.65%    SERVICE CLASS    $18.58         87
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.70%    SERVICE CLASS    $18.52         51

MFS(R) RESEARCH SERIES..........................................................  1.10%    SERVICE CLASS    $10.37         35
MFS(R) RESEARCH SERIES..........................................................  1.20%    SERVICE CLASS    $12.14         31
MFS(R) RESEARCH SERIES..........................................................  1.25%    SERVICE CLASS    $12.12         80

MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.30%    SERVICE CLASS    $23.16        611
MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.55%    SERVICE CLASS    $22.74         84
MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.65%    SERVICE CLASS    $22.58        107
MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.70%    SERVICE CLASS    $22.50        150

MFS(R) UTILITIES SERIES.........................................................  0.30%    SERVICE CLASS    $10.51         --
MFS(R) UTILITIES SERIES.........................................................  1.10%    SERVICE CLASS    $ 8.98        190
MFS(R) UTILITIES SERIES.........................................................  1.20%    SERVICE CLASS    $10.21        297
MFS(R) UTILITIES SERIES.........................................................  1.25%    SERVICE CLASS    $10.20        266
MFS(R) UTILITIES SERIES.........................................................  1.30%    SERVICE CLASS    $16.86      1,610
MFS(R) UTILITIES SERIES.........................................................  1.55%    SERVICE CLASS    $16.56         98
MFS(R) UTILITIES SERIES.........................................................  1.65%    SERVICE CLASS    $16.44        272
MFS(R) UTILITIES SERIES.........................................................  1.70%    SERVICE CLASS    $16.38        354

MFS(R) VALUE SERIES.............................................................  0.30%    SERVICE CLASS    $12.94          1
MFS(R) VALUE SERIES.............................................................  1.10%    SERVICE CLASS    $10.86        519
MFS(R) VALUE SERIES.............................................................  1.20%    SERVICE CLASS    $12.58        172
MFS(R) VALUE SERIES.............................................................  1.25%    SERVICE CLASS    $12.56        477

MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.30%          B          $19.05        381
MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.55%          B          $81.93         22
MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.65%          B          $18.35        178
MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.70%          B          $78.16         15

MULTIMANAGER CORE BOND..........................................................  1.30%          B          $13.73      3,463
MULTIMANAGER CORE BOND..........................................................  1.55%          B          $14.17      1,233
MULTIMANAGER CORE BOND..........................................................  1.65%          B          $13.07      2,256
MULTIMANAGER CORE BOND..........................................................  1.70%          B          $13.85        547

MULTIMANAGER MID CAP GROWTH.....................................................  1.30%          B          $22.01        417
MULTIMANAGER MID CAP GROWTH.....................................................  1.55%          B          $17.28         67

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
MULTIMANAGER MID CAP GROWTH.....................................................  1.65%         B           $21.02        188
MULTIMANAGER MID CAP GROWTH.....................................................  1.70%         B           $16.89        130

MULTIMANAGER MID CAP VALUE......................................................  1.30%         B           $24.31        276
MULTIMANAGER MID CAP VALUE......................................................  1.55%         B           $21.78         40
MULTIMANAGER MID CAP VALUE......................................................  1.65%         B           $23.20        118
MULTIMANAGER MID CAP VALUE......................................................  1.70%         B           $21.29        378

MULTIMANAGER TECHNOLOGY.........................................................  1.10%         B           $10.79        126
MULTIMANAGER TECHNOLOGY.........................................................  1.20%         B           $13.53         69
MULTIMANAGER TECHNOLOGY.........................................................  1.25%         B           $13.51        346
MULTIMANAGER TECHNOLOGY.........................................................  1.30%         B           $11.06        352
MULTIMANAGER TECHNOLOGY.........................................................  1.30%         B           $24.48        250
MULTIMANAGER TECHNOLOGY.........................................................  1.55%         B           $20.15         97
MULTIMANAGER TECHNOLOGY.........................................................  1.65%         B           $10.98         94
MULTIMANAGER TECHNOLOGY.........................................................  1.65%         B           $23.37         94
MULTIMANAGER TECHNOLOGY.........................................................  1.70%         B           $10.97         85
MULTIMANAGER TECHNOLOGY.........................................................  1.70%         B           $19.70         64

NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.10%   CLASS S SHARES    $ 9.02         34
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.20%   CLASS S SHARES    $ 9.06         31
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.25%   CLASS S SHARES    $ 9.05         26
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.30%   CLASS S SHARES    $ 9.04         77
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.65%   CLASS S SHARES    $ 8.96         10
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.70%   CLASS S SHARES    $ 8.95         31

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.10%   CLASS S SHARES    $ 9.00         31
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.20%   CLASS S SHARES    $ 9.10         37
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.25%   CLASS S SHARES    $ 9.08         38
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.30%   CLASS S SHARES    $ 9.07        153
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.65%   CLASS S SHARES    $ 8.99         30
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.70%   CLASS S SHARES    $ 8.98         51

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  0.30%   ADVISOR CLASS     $ 6.71         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  0.65%   ADVISOR CLASS     $ 5.74          1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.10%   ADVISOR CLASS     $ 8.39         48
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.20%   ADVISOR CLASS     $ 6.52        145
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.25%   ADVISOR CLASS     $ 6.51        136
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.30%   ADVISOR CLASS     $ 6.89      1,391
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.55%   ADVISOR CLASS     $ 6.77        110
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.65%   ADVISOR CLASS     $ 6.72        395
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.70%   ADVISOR CLASS     $ 6.70        355

PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.10%   ADVISOR CLASS     $10.35         55
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.20%   ADVISOR CLASS     $10.58         59
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.25%   ADVISOR CLASS     $10.56        113
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.30%   ADVISOR CLASS     $13.40        742
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.55%   ADVISOR CLASS     $13.16        130
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.65%   ADVISOR CLASS     $13.06        244
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.70%   ADVISOR CLASS     $13.02        144

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........................................  1.10%   ADVISOR CLASS     $ 9.86         45
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........................................  1.20%   ADVISOR CLASS     $ 9.44         38
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........................................  1.25%   ADVISOR CLASS     $ 9.42         86

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO...........................  1.10%   ADVISOR CLASS     $ 9.50          8
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO...........................  1.20%   ADVISOR CLASS     $10.30         50
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO...........................  1.25%   ADVISOR CLASS     $10.29         66

PIMCO REAL RETURN PORTFOLIO.....................................................  1.30%   ADVISOR CLASS     $11.37      3,229
PIMCO REAL RETURN PORTFOLIO.....................................................  1.55%   ADVISOR CLASS     $11.17        335

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
PIMCO REAL RETURN PORTFOLIO.....................................................  1.65%    ADVISOR CLASS    $11.09      1,033
PIMCO REAL RETURN PORTFOLIO.....................................................  1.70%    ADVISOR CLASS    $11.05        596

PIMCO TOTAL RETURN PORTFOLIO....................................................  0.65%    ADVISOR CLASS    $11.14         --
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.10%    ADVISOR CLASS    $ 9.95        633
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.20%    ADVISOR CLASS    $10.22        487
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.25%    ADVISOR CLASS    $10.20      1,033
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.30%    ADVISOR CLASS    $11.71      7,160
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.55%    ADVISOR CLASS    $11.50        592
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.65%    ADVISOR CLASS    $11.42      2,070
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.70%    ADVISOR CLASS    $11.38      1,609

PROFUND VP BEAR.................................................................  1.30%    COMMON SHARES    $ 2.87         38
PROFUND VP BEAR.................................................................  1.55%    COMMON SHARES    $ 2.82         23
PROFUND VP BEAR.................................................................  1.65%    COMMON SHARES    $ 2.80         12
PROFUND VP BEAR.................................................................  1.70%    COMMON SHARES    $ 2.79          2

PROFUND VP BIOTECHNOLOGY........................................................  0.65%    COMMON SHARES    $27.35          2
PROFUND VP BIOTECHNOLOGY........................................................  1.30%    COMMON SHARES    $27.68      1,030
PROFUND VP BIOTECHNOLOGY........................................................  1.55%    COMMON SHARES    $27.18         88
PROFUND VP BIOTECHNOLOGY........................................................  1.65%    COMMON SHARES    $26.98        238
PROFUND VP BIOTECHNOLOGY........................................................  1.70%    COMMON SHARES    $26.89        221

PUTNAM VT ABSOLUTE RETURN 500 FUND..............................................  1.10%          B          $ 9.73         60
PUTNAM VT ABSOLUTE RETURN 500 FUND..............................................  1.20%          B          $10.11         62
PUTNAM VT ABSOLUTE RETURN 500 FUND..............................................  1.25%          B          $10.09         92

PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.10%          B          $10.06         65
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.20%          B          $ 9.66         51
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.25%          B          $ 9.65        374
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.30%          B          $ 9.64        230
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.65%          B          $ 9.55         45
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.70%          B          $ 9.54         25

PUTNAM VT GLOBAL ASSET ALLOCATION FUND..........................................  1.10%          B          $10.32        149
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..........................................  1.25%          B          $10.30         56

PUTNAM VT RESEARCH FUND.........................................................  1.10%          B          $10.53          5
PUTNAM VT RESEARCH FUND.........................................................  1.25%          B          $10.51          6

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.10%      CLASS II       $ 9.01         34
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.20%      CLASS II       $ 9.24         29
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.25%      CLASS II       $ 9.22         26
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.30%      CLASS II       $ 9.21        201
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.65%      CLASS II       $ 9.13         21
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.70%      CLASS II       $ 9.12         33

SEI VP BALANCED STRATEGY FUND...................................................  1.10%      CLASS III      $ 9.73        103
SEI VP BALANCED STRATEGY FUND...................................................  1.20%      CLASS III      $10.37        192
SEI VP BALANCED STRATEGY FUND...................................................  1.25%      CLASS III      $10.35        404

SEI VP CONSERVATIVE STRATEGY FUND...............................................  1.10%      CLASS III      $ 9.95        101
SEI VP CONSERVATIVE STRATEGY FUND...............................................  1.20%      CLASS III      $10.26        145
SEI VP CONSERVATIVE STRATEGY FUND...............................................  1.25%      CLASS III      $10.24        937

SEI VP MARKET GROWTH STRATEGY FUND..............................................  0.30%      CLASS III      $10.74          1
SEI VP MARKET GROWTH STRATEGY FUND..............................................  1.10%      CLASS III      $ 9.71        112
SEI VP MARKET GROWTH STRATEGY FUND..............................................  1.20%      CLASS III      $10.43        401
SEI VP MARKET GROWTH STRATEGY FUND..............................................  1.25%      CLASS III      $10.42        212

SEI VP MARKET PLUS STRATEGY FUND................................................  1.10%      CLASS III      $ 9.67         32
SEI VP MARKET PLUS STRATEGY FUND................................................  1.20%      CLASS III      $10.64         79
SEI VP MARKET PLUS STRATEGY FUND................................................  1.25%      CLASS III      $10.62         59

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
SEI VP MODERATE STRATEGY FUND...................................................  1.10%     CLASS III       $ 9.98        525
SEI VP MODERATE STRATEGY FUND...................................................  1.20%     CLASS III       $10.60        144
SEI VP MODERATE STRATEGY FUND...................................................  1.25%     CLASS III       $10.59        508

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........................................  1.10%      CLASS II       $10.72        108
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........................................  1.20%      CLASS II       $11.74         98
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........................................  1.25%      CLASS II       $11.72        193

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  0.30%      CLASS II       $13.75         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  0.65%      CLASS II       $29.01          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.10%      CLASS II       $ 8.73        648
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.20%      CLASS II       $13.36        408
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.25%      CLASS II       $13.34        729
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.30%      CLASS II       $31.79      2,012
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.55%      CLASS II       $31.22        152
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.65%      CLASS II       $30.99        403
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.70%      CLASS II       $30.88        401

TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.30%      CLASS 2        $ 9.02        664
TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.55%      CLASS 2        $ 8.86         58
TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.65%      CLASS 2        $ 8.79        230
TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.70%      CLASS 2        $ 8.76        755

TEMPLETON FOREIGN VIP FUND......................................................  1.30%      CLASS 2        $11.54        465
TEMPLETON FOREIGN VIP FUND......................................................  1.55%      CLASS 2        $11.33         48
TEMPLETON FOREIGN VIP FUND......................................................  1.65%      CLASS 2        $11.25         91
TEMPLETON FOREIGN VIP FUND......................................................  1.70%      CLASS 2        $11.21        129

TEMPLETON GLOBAL BOND VIP FUND..................................................  0.30%      CLASS 2        $ 9.97          4
TEMPLETON GLOBAL BOND VIP FUND..................................................  0.65%      CLASS 2        $11.08          1
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.10%      CLASS 2        $ 9.50        570
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.20%      CLASS 2        $ 9.69        563
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.25%      CLASS 2        $ 9.68        840
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.30%      CLASS 2        $12.21      5,998
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.55%      CLASS 2        $11.99        454
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.65%      CLASS 2        $11.90      1,546
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.70%      CLASS 2        $11.86      1,599

TEMPLETON GROWTH VIP FUND.......................................................  1.30%      CLASS 2        $13.97        103
TEMPLETON GROWTH VIP FUND.......................................................  1.55%      CLASS 2        $13.73         14
TEMPLETON GROWTH VIP FUND.......................................................  1.65%      CLASS 2        $13.63         16
TEMPLETON GROWTH VIP FUND.......................................................  1.70%      CLASS 2        $13.59          2

VANECK VIP GLOBAL HARD ASSETS FUND..............................................  0.30%   CLASS S SHARES    $ 7.43          7
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.10%   CLASS S SHARES    $ 8.46         89
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.20%   CLASS S SHARES    $ 7.22        171
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.25%   CLASS S SHARES    $ 7.21        158
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.30%   CLASS S SHARES    $ 8.80      1,999
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.55%   CLASS S SHARES    $ 8.64        275
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.65%   CLASS S SHARES    $ 8.58        494
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.70%   CLASS S SHARES    $ 8.55        314

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............................  1.10%   INITIAL CLASS     $ 9.07         26
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............................  1.20%   INITIAL CLASS     $ 8.89         32
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............................  1.25%   INITIAL CLASS     $ 8.87         27

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                              7TWELVE/TM/ AB VPS BALANCED  AB VPS GLOBAL
                                                             1290 VT SOCIALLY  BALANCED   WEALTH STRATEGY THEMATIC GROWTH
                                                               RESPONSIBLE*   PORTFOLIO     PORTFOLIO**     PORTFOLIO**
                                                             ---------------- ----------  --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 37,055     $  122,595     $  98,147        $    --
 Expenses:
   Asset-based charges......................................       37,495      1,033,653        76,410          3,770
                                                                 --------     ----------     ---------        -------

NET INVESTMENT INCOME (LOSS)................................         (440)      (911,058)       21,737         (3,770)
                                                                 --------     ----------     ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (19,114)      (194,975)      (75,743)         3,765
   Net realized gain distribution from the Portfolios.......       62,043             --       363,324             --
                                                                 --------     ----------     ---------        -------
 Net realized gain (loss) on investments....................       42,929       (194,975)      287,581          3,765
                                                                 --------     ----------     ---------        -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      207,517      6,698,783      (148,917)         2,047
                                                                 --------     ----------     ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      250,446      6,503,808       138,664          5,812
                                                                 --------     ----------     ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $250,006     $5,592,750     $ 160,401        $ 2,042
                                                                 ========     ==========     =========        =======

                                                                              AB VPS
                                                             AB VPS GROWTH INTERNATIONAL
                                                              AND INCOME      GROWTH
                                                              PORTFOLIO**   PORTFOLIO**
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 19,806      $      --
 Expenses:
   Asset-based charges......................................     24,467        114,684
                                                               --------      ---------

NET INVESTMENT INCOME (LOSS)................................     (4,661)      (114,684)
                                                               --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       (232)        (9,211)
   Net realized gain distribution from the Portfolios.......    147,070             --
                                                               --------      ---------
 Net realized gain (loss) on investments....................    146,838         (9,211)
                                                               --------      ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    108,848       (578,781)
                                                               --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    255,686       (587,992)
                                                               --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $251,025      $(702,676)
                                                               ========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                               AB VPS      AB VPS
                                                             REAL ESTATE  SMALL/MID
                                                             INVESTMENT   CAP VALUE      ALL ASSET          ALL ASSET
                                                             PORTFOLIO** PORTFOLIO** AGGRESSIVE-ALT 25* AGGRESSIVE-ALT 50*
                                                             ----------- ----------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 44,325    $  7,914        $102,451          $  31,067
 Expenses:
   Asset-based charges......................................    34,611      23,904         127,927              7,236
                                                              --------    --------        --------          ---------

NET INVESTMENT INCOME (LOSS)................................     9,714     (15,990)        (25,476)            23,831
                                                              --------    --------        --------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (49,851)    (32,953)        (72,143)          (183,660)
   Net realized gain distribution from the Portfolios.......   145,947     130,124          99,238             16,944
                                                              --------    --------        --------          ---------
 Net realized gain (loss) on investments....................    96,096      97,171          27,095           (166,716)
                                                              --------    --------        --------          ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (35,762)    427,046         757,815            554,814
                                                              --------    --------        --------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    60,334     524,217         784,910            388,098
                                                              --------    --------        --------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 70,048    $508,227        $759,434          $ 411,929
                                                              ========    ========        ========          =========


                                                                 ALL ASSET        ALL ASSET
                                                             AGGRESSIVE-ALT 75* GROWTH-ALT 20*
                                                             ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $  41,759        $  235,749
 Expenses:
   Asset-based charges......................................         9,945           225,788
                                                                 ---------        ----------

NET INVESTMENT INCOME (LOSS)................................        31,814             9,961
                                                                 ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (229,059)          (67,415)
   Net realized gain distribution from the Portfolios.......            --           352,381
                                                                 ---------        ----------
 Net realized gain (loss) on investments....................      (229,059)          284,966
                                                                 ---------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       670,408           975,190
                                                                 ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       441,349         1,260,156
                                                                 ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $ 473,163        $1,270,117
                                                                 =========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                               ALL ASSET    ALPS | RED ROCKS AMERICAN CENTURY AMERICAN CENTURY
                                                                MODERATE     LISTED PRIVATE    VP INFLATION   VP LARGE COMPANY
                                                             GROWTH-ALT 15* EQUITY PORTFOLIO PROTECTION FUND       VALUE
                                                             -------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $216,946        $10,519          $ 66,617         $ 46,285
 Expenses:
   Asset-based charges......................................     187,810         10,936            43,257           34,179
                                                                --------        -------          --------         --------

NET INVESTMENT INCOME (LOSS)................................      29,136           (417)           23,360           12,106
                                                                --------        -------          --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (48,492)         1,064           (39,833)          87,578
   Net realized gain distribution from the Portfolios.......     112,201            425            25,127          142,887
                                                                --------        -------          --------         --------
 Net realized gain (loss) on investments....................      63,709          1,489           (14,706)         230,465
                                                                --------        -------          --------         --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     864,441         91,417            81,180           38,276
                                                                --------        -------          --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     928,150         92,906            66,474          268,741
                                                                --------        -------          --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $957,286        $92,489          $ 89,834         $280,847
                                                                ========        =======          ========         ========

                                                                                AMERICAN FUNDS
                                                             AMERICAN CENTURY INSURANCE SERIES(R)
                                                             VP MID CAP VALUE  ASSET ALLOCATION
                                                                   FUND            FUND/SM/
                                                             ---------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 1,376,800        $  350,977
 Expenses:
   Asset-based charges......................................     1,201,036           249,610
                                                               -----------        ----------

NET INVESTMENT INCOME (LOSS)................................       175,764           101,367
                                                               -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     1,324,080          (237,716)
   Net realized gain distribution from the Portfolios.......     3,730,822           504,944
                                                               -----------        ----------
 Net realized gain (loss) on investments....................     5,054,902           267,228
                                                               -----------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    11,850,293         1,370,183
                                                               -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    16,905,195         1,637,411
                                                               -----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $17,080,959        $1,738,778
                                                               ===========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                     AMERICAN FUNDS
                                                                                                       INSURANCE
                                                                                  AMERICAN FUNDS    SERIES(R) GLOBAL
                                                               AMERICAN FUNDS       INSURANCE            SMALL
                                                             INSURANCE SERIES(R) SERIES(R)/ /GLOBAL  CAPITALIZATION
                                                                BOND FUND/SM/    GROWTH FUND/SM/        FUND/SM/
                                                             ------------------- ----------------   ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $598,920          $  26,362         $    12,235
 Expenses:
   Asset-based charges......................................       516,180             40,545             164,590
                                                                  --------          ---------         -----------

NET INVESTMENT INCOME (LOSS)................................        82,740            (14,183)           (152,355)
                                                                  --------          ---------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       (98,977)           (46,278)           (562,069)
   Net realized gain distribution from the Portfolios.......       120,658            273,017           2,210,158
                                                                  --------          ---------         -----------
 Net realized gain (loss) on investments....................        21,681            226,739           1,648,089
                                                                  --------          ---------         -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (9,004)          (204,177)         (1,430,656)
                                                                  --------          ---------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        12,677             22,562             217,433
                                                                  --------          ---------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ 95,417          $   8,379         $    65,078
                                                                  ========          =========         ===========

                                                                                   AMERICAN FUNDS        AMERICAN FUNDS
                                                              AMERICAN FUNDS          INSURANCE            INSURANCE
                                                                 INSURANCE     SERIES(R) INTERNATIONAL SERIES(R) MANAGED
                                                             SERIES(R) GROWTH-    GROWTH AND INCOME        RISK ASSET
                                                              INCOME FUND/SM/         FUND/SM/         ALLOCATION FUND/SM/
                                                             ----------------- ----------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $  71,870            $  78,464             $ 70,361
 Expenses:
   Asset-based charges......................................        57,920               35,599               74,475
                                                                 ---------            ---------             --------

NET INVESTMENT INCOME (LOSS)................................        13,950               42,865               (4,114)
                                                                 ---------            ---------             --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (232,827)            (170,871)             (32,152)
   Net realized gain distribution from the Portfolios.......       544,345               12,614              162,893
                                                                 ---------            ---------             --------
 Net realized gain (loss) on investments....................       311,518             (158,257)             130,741
                                                                 ---------            ---------             --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       178,961              101,085              160,877
                                                                 ---------            ---------             --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       490,479              (57,172)             291,618
                                                                 ---------            ---------             --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $ 504,429            $ (14,307)            $287,504
                                                                 =========            =========             ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400      AXA 500     AXA 2000
                                                             SERIES(R) NEW    MANAGED      MANAGED      MANAGED    AXA AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY*  VOLATILITY*  VOLATILITY*   ALLOCATION*
                                                             -------------- -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   223,350   $   546,808  $ 2,039,438  $   519,131    $  191,359
 Expenses:
   Asset-based charges......................................      467,270     1,066,108    2,462,932    1,072,554       266,634
                                                              -----------   -----------  -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)................................     (243,920)     (519,300)    (423,494)    (553,423)      (75,275)
                                                              -----------   -----------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (1,003,811)    3,161,168    7,590,674    3,272,384        74,601
   Net realized gain distribution from the Portfolios.......           --     3,216,762    1,280,399    1,335,683       936,690
                                                              -----------   -----------  -----------  -----------    ----------
 Net realized gain (loss) on investments....................   (1,003,811)    6,377,930    8,871,073    4,608,067     1,011,291
                                                              -----------   -----------  -----------  -----------    ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,535,134     6,593,965    7,168,468    9,370,864       490,659
                                                              -----------   -----------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    1,531,323    12,971,895   16,039,541   13,978,931     1,501,950
                                                              -----------   -----------  -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 1,287,403   $12,452,595  $15,616,047  $13,425,508    $1,426,675
                                                              ===========   ===========  ===========  ===========    ==========


                                                             AXA AGGRESSIVE
                                                               STRATEGY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 25,451,746
 Expenses:
   Asset-based charges......................................    33,138,853
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (7,687,107)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (8,648,633)
   Net realized gain distribution from the Portfolios.......    21,415,182
                                                              ------------
 Net realized gain (loss) on investments....................    12,766,549
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   154,770,623
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   167,537,172
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $159,850,065
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                                                               AXA GLOBAL
                                                             AXA BALANCED  AXA CONSERVATIVE AXA CONSERVATIVE EQUITY MANAGED
                                                              STRATEGY*    GROWTH STRATEGY*    STRATEGY*      VOLATILITY*
                                                             ------------  ---------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 23,431,659    $11,236,927      $ 6,409,405       $137,048
 Expenses:
   Asset-based charges......................................   36,970,483     17,479,609       10,947,039        208,772
                                                             ------------    -----------      -----------       --------

NET INVESTMENT INCOME (LOSS)................................  (13,538,824)    (6,242,682)      (4,537,634)       (71,724)
                                                             ------------    -----------      -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   16,270,404      8,197,967        4,233,832        370,788
   Net realized gain distribution from the Portfolios.......   15,459,823      5,956,847        2,068,736             --
                                                             ------------    -----------      -----------       --------
 Net realized gain (loss) on investments....................   31,730,227     14,154,814        6,302,568        370,788
                                                             ------------    -----------      -----------       --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   95,125,315     34,156,942        8,114,147         77,287
                                                             ------------    -----------      -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  126,855,542     48,311,756       14,416,715        448,075
                                                             ------------    -----------      -----------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $113,316,718    $42,069,074      $ 9,879,081       $376,351
                                                             ============    ===========      ===========       ========

                                                                                AXA
                                                                           INTERNATIONAL
                                                              AXA GROWTH   CORE MANAGED
                                                              STRATEGY*     VOLATILITY*
                                                             ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 32,602,410    $  33,771
 Expenses:
   Asset-based charges......................................   45,884,692      170,729
                                                             ------------    ---------

NET INVESTMENT INCOME (LOSS)................................  (13,282,282)    (136,958)
                                                             ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    8,342,723     (161,920)
   Net realized gain distribution from the Portfolios.......   26,234,639           --
                                                             ------------    ---------
 Net realized gain (loss) on investments....................   34,577,362     (161,920)
                                                             ------------    ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  178,003,469      112,977
                                                             ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  212,580,831      (48,943)
                                                             ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $199,298,549    $(185,901)
                                                             ============    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                  AXA           AXA
                                                             INTERNATIONAL INTERNATIONAL AXA LARGE CAP AXA LARGE CAP
                                                                MANAGED    VALUE MANAGED CORE MANAGED  GROWTH MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 1,360,968    $ 14,678      $100,412      $  125,232
 Expenses:
   Asset-based charges......................................    1,612,103      45,730       126,647         329,651
                                                              -----------    --------      --------      ----------

NET INVESTMENT INCOME (LOSS)................................     (251,135)    (31,052)      (26,235)       (204,419)
                                                              -----------    --------      --------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (1,460,112)    (68,160)      363,466       1,261,236
   Net realized gain distribution from the Portfolios.......           --          --        85,680         752,471
                                                              -----------    --------      --------      ----------
 Net realized gain (loss) on investments....................   (1,460,112)    (68,160)      449,146       2,013,707
                                                              -----------    --------      --------      ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................          177      49,531       230,753        (961,153)
                                                              -----------    --------      --------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,459,935)    (18,629)      679,899       1,052,554
                                                              -----------    --------      --------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,711,070)   $(49,681)     $653,664      $  848,135
                                                              ===========    ========      ========      ==========

                                                             AXA LARGE CAP  AXA MID CAP
                                                             VALUE MANAGED VALUE MANAGED
                                                              VOLATILITY*   VOLATILITY*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  384,865    $  194,287
 Expenses:
   Asset-based charges......................................     316,795       211,058
                                                              ----------    ----------

NET INVESTMENT INCOME (LOSS)................................      68,070       (16,771)
                                                              ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (306,710)      566,524
   Net realized gain distribution from the Portfolios.......          --            --
                                                              ----------    ----------
 Net realized gain (loss) on investments....................    (306,710)      566,524
                                                              ----------    ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,165,533     1,602,284
                                                              ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,858,823     2,168,808
                                                              ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,926,893    $2,152,037
                                                              ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                          AXA MODERATE       AXA
                                                             AXA MODERATE    GROWTH     MODERATE-PLUS AXA NATURAL
                                                             ALLOCATION*   STRATEGY*     ALLOCATION*  RESOURCES*
                                                             ------------ ------------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $1,155,152  $ 51,317,863   $  440,150   $  108,945
 Expenses:
   Asset-based charges......................................   1,623,006    78,506,536      649,109       48,130
                                                              ----------  ------------   ----------   ----------

NET INVESTMENT INCOME (LOSS)................................    (467,854)  (27,188,673)    (208,959)      60,815
                                                              ----------  ------------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (768,130)   39,013,544     (198,099)    (369,890)
   Net realized gain distribution from the Portfolios.......   3,946,968    39,049,527    2,100,330           --
                                                              ----------  ------------   ----------   ----------
 Net realized gain (loss) on investments....................   3,178,838    78,063,071    1,902,231     (369,890)
                                                              ----------  ------------   ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,052,024   243,051,422    1,199,660    1,183,238
                                                              ----------  ------------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   5,230,862   321,114,493    3,101,891      813,348
                                                              ----------  ------------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $4,763,008  $293,925,820   $2,892,932   $  874,163
                                                              ==========  ============   ==========   ==========

                                                                              AXA SMARTBETA
                                                             AXA REAL ESTATE*    EQUITY*
                                                             ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 82,233       $177,073
 Expenses:
   Asset-based charges......................................      155,699          9,938
                                                                 --------       --------

NET INVESTMENT INCOME (LOSS)................................      (73,466)       167,135
                                                                 --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       12,229          3,624
   Net realized gain distribution from the Portfolios.......      155,662            226
                                                                 --------       --------
 Net realized gain (loss) on investments....................      167,891          3,850
                                                                 --------       --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       79,261        537,832
                                                                 --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      247,152        541,682
                                                                 --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $173,686       $708,817
                                                                 ========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                         AXA/AB SHORT
                                                              AXA ULTRA                   AXA/AB DYNAMIC   DURATION
                                                             CONSERVATIVE  AXA/AB DYNAMIC    MODERATE     GOVERNMENT
                                                              STRATEGY*       GROWTH*        GROWTH*        BOND*
                                                             ------------  -------------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    865,643   $   844,881    $  9,713,727    $  1,612
 Expenses:
   Asset-based charges......................................    5,749,589     3,471,222      34,507,457      20,202
                                                             ------------   -----------    ------------    --------

NET INVESTMENT INCOME (LOSS)................................   (4,883,946)   (2,626,341)    (24,793,730)    (18,590)
                                                             ------------   -----------    ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   13,307,499      (302,291)     14,553,027        (837)
   Net realized gain distribution from the Portfolios.......   13,494,424     1,471,870      35,043,511          --
                                                             ------------   -----------    ------------    --------
 Net realized gain (loss) on investments....................   26,801,923     1,169,579      49,596,538        (837)
                                                             ------------   -----------    ------------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (14,388,779)   11,809,166      23,958,999         746
                                                             ------------   -----------    ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   12,413,144    12,978,745      73,555,537         (91)
                                                             ------------   -----------    ------------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  7,529,198   $10,352,404    $ 48,761,807    $(18,681)
                                                             ============   ===========    ============    ========

                                                                              AXA/CLEARBRIDGE
                                                             AXA/AB SMALL CAP    LARGE CAP
                                                                 GROWTH*          GROWTH*
                                                             ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   196,300      $        --
 Expenses:
   Asset-based charges......................................       712,383        1,149,720
                                                               -----------      -----------

NET INVESTMENT INCOME (LOSS)................................      (516,083)      (1,149,720)
                                                               -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,447,500)      (3,906,312)
   Net realized gain distribution from the Portfolios.......     3,686,721          373,349
                                                               -----------      -----------
 Net realized gain (loss) on investments....................     2,239,221       (3,532,963)
                                                               -----------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     3,889,693        3,699,486
                                                               -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     6,128,914          166,523
                                                               -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 5,612,831      $  (983,197)
                                                               ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                         AXA/FRANKLIN AXA/FRANKLIN
                                                             AXA/DOUBLELINE AXA/FRANKLIN  SMALL CAP    TEMPLETON
                                                             OPPORTUNISTIC    BALANCED      VALUE      ALLOCATION
                                                                  CORE        MANAGED      MANAGED      MANAGED
                                                               PLUS BOND*   VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $179,514      $228,980    $   37,909    $208,731
 Expenses:
   Asset-based charges......................................      56,949       127,550       152,939     188,092
                                                                --------      --------    ----------    --------

NET INVESTMENT INCOME (LOSS)................................     122,565       101,430      (115,030)     20,639
                                                                --------      --------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       3,586       221,246       862,831     221,557
   Net realized gain distribution from the Portfolios.......          --            --            --      93,824
                                                                --------      --------    ----------    --------
 Net realized gain (loss) on investments....................       3,586       221,246       862,831     315,381
                                                                --------      --------    ----------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (69,373)      393,142     1,375,321     630,809
                                                                --------      --------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (65,787)      614,388     2,238,152     946,190
                                                                --------      --------    ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 56,778      $715,818    $2,123,122    $966,829
                                                                ========      ========    ==========    ========


                                                             AXA/GOLDMAN SACHS AXA/INVESCO
                                                                 STRATEGIC      STRATEGIC
                                                                ALLOCATION*    ALLOCATION*
                                                             ----------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   745,012    $    72,195
 Expenses:
   Asset-based charges......................................      2,728,841      1,595,079
                                                                -----------    -----------

NET INVESTMENT INCOME (LOSS)................................     (1,983,829)    (1,522,884)
                                                                -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................        (38,771)       (25,756)
   Net realized gain distribution from the Portfolios.......        785,298             --
                                                                -----------    -----------
 Net realized gain (loss) on investments....................        746,527        (25,756)
                                                                -----------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     11,237,298      4,043,494
                                                                -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     11,983,825      4,017,738
                                                                -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 9,999,996    $ 2,494,854
                                                                ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                        AXA/MUTUAL
                                                                          AXA/LEGG MASON AXA/LOOMIS  LARGE CAP EQUITY
                                                              AXA/JANUS     STRATEGIC      SAYLES        MANAGED
                                                             ENTERPRISE*  ALLOCATION*(1)  GROWTH*      VOLATILITY*
                                                             -----------  -------------- ----------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $        --     $320,228    $  122,156      $ 89,599
 Expenses:
   Asset-based charges......................................     640,244      283,902       390,202        58,372
                                                             -----------     --------    ----------      --------

NET INVESTMENT INCOME (LOSS)................................    (640,244)      36,326      (268,046)       31,227
                                                             -----------     --------    ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,271,520)      40,574      (408,324)      212,425
   Net realized gain distribution from the Portfolios.......      20,454           --       815,586            --
                                                             -----------     --------    ----------      --------
 Net realized gain (loss) on investments....................  (1,251,066)      40,574       407,262       212,425
                                                             -----------     --------    ----------      --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (927,721)     289,942     1,158,429       177,345
                                                             -----------     --------    ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,178,787)     330,516     1,565,691       389,770
                                                             -----------     --------    ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,819,031)    $366,842    $1,297,645      $420,997
                                                             ===========     ========    ==========      ========

                                                             AXA/TEMPLETON  BLACKROCK
                                                             GLOBAL EQUITY    GLOBAL
                                                                MANAGED     ALLOCATION
                                                              VOLATILITY*   V.I. FUND
                                                             ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 114,690   $ 1,293,860
 Expenses:
   Asset-based charges......................................     244,800     1,404,978
                                                               ---------   -----------

NET INVESTMENT INCOME (LOSS)................................    (130,110)     (111,118)
                                                               ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     469,858    (1,921,446)
   Net realized gain distribution from the Portfolios.......          --            --
                                                               ---------   -----------
 Net realized gain (loss) on investments....................     469,858    (1,921,446)
                                                               ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     185,137     4,661,624
                                                               ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     654,995     2,740,178
                                                               ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 524,885   $ 2,629,060
                                                               =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Units were made available on February 22, 2016.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                               BLACKROCK    BLACKROCK
                                                                GLOBAL      LARGE CAP  CHARTER/SM/   CHARTER/SM/
                                                             OPPORTUNITIES   GROWTH    AGGRESSIVE  ALTERNATIVE 100  CHARTER/SM/
                                                               V.I. FUND    V.I. FUND   GROWTH*       MODERATE*    CONSERVATIVE*
                                                             ------------- ----------  ----------  --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 48,230    $  147,939  $  54,451     $  109,836      $ 559,089
 Expenses:
   Asset-based charges......................................     30,806       435,325     61,140         97,476        272,621
                                                               --------    ----------  ---------     ----------      ---------

NET INVESTMENT INCOME (LOSS)................................     17,424      (287,386)    (6,689)        12,360        286,468
                                                               --------    ----------  ---------     ----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (34,480)      (85,113)  (264,689)      (971,678)      (138,927)
   Net realized gain distribution from the Portfolios.......      4,754     2,828,478         --             --          2,854
                                                               --------    ----------  ---------     ----------      ---------
 Net realized gain (loss) on investments....................    (29,726)    2,743,365   (264,689)      (971,678)      (136,073)
                                                               --------    ----------  ---------     ----------      ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     85,429      (633,235)   766,286      2,024,398        748,718
                                                               --------    ----------  ---------     ----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     55,703     2,110,130    501,597      1,052,720        612,645
                                                               --------    ----------  ---------     ----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 73,127    $1,822,744  $ 494,908     $1,065,080      $ 899,113
                                                               ========    ==========  =========     ==========      =========


                                                             CHARTER/SM/
                                                              GROWTH*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 167,209
 Expenses:
   Asset-based charges......................................   149,049
                                                             ---------

NET INVESTMENT INCOME (LOSS)................................    18,160
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (112,131)
   Net realized gain distribution from the Portfolios.......    53,364
                                                             ---------
 Net realized gain (loss) on investments....................   (58,767)
                                                             ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   808,001
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   749,234
                                                             ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 767,394
                                                             =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             CHARTER/SM/  CHARTER/SM/   CHARTER/SM/              CHARTER/SM/
                                                               INCOME    INTEREST RATE INTERNATIONAL CHARTER/SM/  MODERATE
                                                             STRATEGIES*  STRATEGIES*    MODERATE*   MODERATE*    GROWTH*
                                                             ----------- ------------- ------------- ----------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 134,684    $ 117,187    $  207,996   $  421,017  $  371,380
 Expenses:
   Asset-based charges......................................     36,509       43,693        28,745      263,250     239,979
                                                              ---------    ---------    ----------   ----------  ----------

NET INVESTMENT INCOME (LOSS)................................     98,175       73,494       179,251      157,767     131,401
                                                              ---------    ---------    ----------   ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (141,005)    (273,783)     (497,696)    (161,049)   (185,246)
   Net realized gain distribution from the Portfolios.......     44,036       40,070            --       67,123      97,567
                                                              ---------    ---------    ----------   ----------  ----------
 Net realized gain (loss) on investments....................    (96,969)    (233,713)     (497,696)     (93,926)    (87,679)
                                                              ---------    ---------    ----------   ----------  ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    281,648      438,458     1,023,846      982,522   1,074,758
                                                              ---------    ---------    ----------   ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    184,679      204,745       526,150      888,596     987,079
                                                              ---------    ---------    ----------   ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 282,854    $ 278,239    $  705,401   $1,046,363  $1,118,480
                                                              =========    =========    ==========   ==========  ==========

                                                             CHARTER/SM/
                                                             MULTI-SECTOR
                                                                BOND*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 39,427
 Expenses:
   Asset-based charges......................................     28,406
                                                               --------

NET INVESTMENT INCOME (LOSS)................................     11,021
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (55,298)
   Net realized gain distribution from the Portfolios.......         --
                                                               --------
 Net realized gain (loss) on investments....................    (55,298)
                                                               --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     76,568
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     21,270
                                                               --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 32,291
                                                               ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             CHARTER/SM/ CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE VARIABLE
                                                                REAL     SMALL CAP    SMALL CAP    AGGRESSIVE GROWTH
                                                              ASSETS*     GROWTH*       VALUE*         PORTFOLIO
                                                             ----------  ----------  -----------  --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 88,206   $      --   $   238,684      $   182,571
 Expenses:
   Asset-based charges......................................    10,972     108,731       197,510          584,201
                                                              --------   ---------   -----------      -----------

NET INVESTMENT INCOME (LOSS)................................    77,234    (108,731)       41,174         (401,630)
                                                              --------   ---------   -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (63,278)    292,497    (1,807,393)      (1,642,076)
   Net realized gain distribution from the Portfolios.......        --     143,433            --        2,344,094
                                                              --------   ---------   -----------      -----------
 Net realized gain (loss) on investments....................   (63,278)    435,930    (1,807,393)         702,018
                                                              --------   ---------   -----------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   487,829     188,821     3,759,827         (169,269)
                                                              --------   ---------   -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   424,551     624,751     1,952,434          532,749
                                                              --------   ---------   -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $501,785   $ 516,020   $ 1,993,608      $   131,119
                                                              ========   =========   ===========      ===========

                                                             CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                                                 APPRECIATION      DIVIDEND STRATEGY
                                                                  PORTFOLIO            PORTFOLIO
                                                             -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................       $ 92,951            $  280,341
 Expenses:
   Asset-based charges......................................         89,478               224,931
                                                                   --------            ----------

NET INVESTMENT INCOME (LOSS)................................          3,473                55,410
                                                                   --------            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (9,039)               77,606
   Net realized gain distribution from the Portfolios.......        174,907                    --
                                                                   --------            ----------
 Net realized gain (loss) on investments....................        165,868                77,606
                                                                   --------            ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................        400,402             1,961,435
                                                                   --------            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        566,270             2,039,041
                                                                   --------            ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................       $569,743            $2,094,451
                                                                   ========            ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                                   DELAWARE VIP(R)   DELAWARE VIP(R)
                                                             CLEARBRIDGE VARIABLE DIVERSIFIED INCOME EMERGING MARKETS
                                                              MID CAP PORTFOLIO         SERIES            SERIES
                                                             -------------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................       $ 12,289            $343,452          $  7,443
 Expenses:
   Asset-based charges......................................         38,803             141,590            11,041
                                                                   --------            --------          --------

NET INVESTMENT INCOME (LOSS)................................        (26,514)            201,862            (3,598)
                                                                   --------            --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................        (43,252)            (60,091)          (64,368)
   Net realized gain distribution from the Portfolios.......         78,462                  --            19,571
                                                                   --------            --------          --------
 Net realized gain (loss) on investments....................         35,210             (60,091)          (44,797)
                                                                   --------            --------          --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................        270,497              20,284           144,453
                                                                   --------            --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        305,707             (39,807)           99,656
                                                                   --------            --------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................       $279,193            $162,055          $ 96,058
                                                                   ========            ========          ========

                                                              DELAWARE VIP(R)
                                                                LIMITED-TERM    EATON VANCE VT EQ/BLACKROCK
                                                             DIVERSIFIED INCOME FLOATING-RATE  BASIC VALUE
                                                                   SERIES        INCOME FUND     EQUITY*
                                                             ------------------ -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $100,616        $  524,550   $ 1,919,064
 Expenses:
   Asset-based charges......................................        89,627           190,587     1,743,025
                                                                  --------        ----------   -----------

NET INVESTMENT INCOME (LOSS)................................        10,989           333,963       176,039
                                                                  --------        ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................        (7,704)         (106,237)    3,650,640
   Net realized gain distribution from the Portfolios.......            --                --            --
                                                                  --------        ----------   -----------
 Net realized gain (loss) on investments....................        (7,704)         (106,237)    3,650,640
                                                                  --------        ----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................         7,411           881,207    15,720,026
                                                                  --------        ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......          (293)          774,970    19,370,666
                                                                  --------        ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ 10,696        $1,108,933   $19,546,705
                                                                  ========        ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              EQ/BOSTON
                                                              ADVISORS   EQ/CAPITAL
                                                               EQUITY     GUARDIAN    EQ/COMMON   EQ/CONVERTIBLE   EQ/CORE
                                                               INCOME*   RESEARCH*   STOCK INDEX*  SECURITIES*   BOND INDEX*
                                                             ----------  ----------  ------------ -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  573,850  $  144,364   $  517,348    $ 365,078    $ 5,057,337
 Expenses:
   Asset-based charges......................................    399,310     241,689      423,718       16,808      5,115,123
                                                             ----------  ----------   ----------    ---------    -----------

NET INVESTMENT INCOME (LOSS)................................    174,540     (97,325)      93,630      348,270        (57,786)
                                                             ----------  ----------   ----------    ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (644,254)    889,170      994,879     (253,167)     1,514,646
   Net realized gain distribution from the Portfolios.......  3,127,110          --           --           --             --
                                                             ----------  ----------   ----------    ---------    -----------
 Net realized gain (loss) on investments....................  2,482,856     889,170      994,879     (253,167)     1,514,646
                                                             ----------  ----------   ----------    ---------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    388,294     260,501    2,007,832      547,998     (1,483,684)
                                                             ----------  ----------   ----------    ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  2,871,150   1,149,671    3,002,711      294,831         30,962
                                                             ----------  ----------   ----------    ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $3,045,690  $1,052,346   $3,096,341    $ 643,101    $   (26,824)
                                                             ==========  ==========   ==========    =========    ===========

                                                              EQ/EMERGING
                                                             MARKETS EQUITY
                                                                 PLUS*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  32,687
 Expenses:
   Asset-based charges......................................      50,969
                                                               ---------

NET INVESTMENT INCOME (LOSS)................................     (18,282)
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (227,511)
   Net realized gain distribution from the Portfolios.......          --
                                                               ---------
 Net realized gain (loss) on investments....................    (227,511)
                                                               ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     479,973
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     252,462
                                                               ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 234,180
                                                               =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                            EQ/GAMCO
                                                                            EQ/EQUITY 500  MERGERS AND  EQ/GAMCO SMALL
                                                             EQ/ENERGY ETF*    INDEX*     ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   65,707    $ 3,219,079   $      982    $ 1,096,721
 Expenses:
   Asset-based charges......................................       24,951      2,530,870      217,548      2,898,153
                                                               ----------    -----------   ----------    -----------

NET INVESTMENT INCOME (LOSS)................................       40,756        688,209     (216,566)    (1,801,432)
                                                               ----------    -----------   ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (681,029)     2,336,047      (30,921)     2,687,492
   Net realized gain distribution from the Portfolios.......           --      2,543,305      815,411      7,727,849
                                                               ----------    -----------   ----------    -----------
 Net realized gain (loss) on investments....................     (681,029)     4,879,352      784,490     10,415,341
                                                               ----------    -----------   ----------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    1,476,051     11,059,146      380,421     33,842,000
                                                               ----------    -----------   ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      795,022     15,938,498    1,164,911     44,257,341
                                                               ----------    -----------   ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $  835,778    $16,626,707   $  948,345    $42,455,909
                                                               ==========    ===========   ==========    ===========

                                                             EQ/GLOBAL BOND EQ/HIGH YIELD
                                                                 PLUS*          BOND*
                                                             -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 195,985      $ 542,481
 Expenses:
   Asset-based charges......................................     153,648        125,254
                                                               ---------      ---------

NET INVESTMENT INCOME (LOSS)................................      42,337        417,227
                                                               ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (193,491)      (133,952)
   Net realized gain distribution from the Portfolios.......      19,393             --
                                                               ---------      ---------
 Net realized gain (loss) on investments....................    (174,098)      (133,952)
                                                               ---------      ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      67,528        612,556
                                                               ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (106,570)       478,604
                                                               ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (64,233)     $ 895,831
                                                               =========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                              EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES*
                                                             --------------- ---------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   875,395     $   879,592    $  827,815   $  153,280
 Expenses:
   Asset-based charges......................................     1,831,248         404,199       474,959      195,387
                                                               -----------     -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)................................      (955,853)        475,393       352,856      (42,107)
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       419,181      (1,450,788)      563,821      876,538
   Net realized gain distribution from the Portfolios.......       231,596              --            --           --
                                                               -----------     -----------    ----------   ----------
 Net realized gain (loss) on investments....................       650,777      (1,450,788)      563,821      876,538
                                                               -----------     -----------    ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (997,068)      1,419,862     3,918,015    1,866,043
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (346,291)        (30,926)    4,481,836    2,742,581
                                                               -----------     -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $(1,302,144)    $   444,467    $4,834,692   $2,700,474
                                                               ===========     ===========    ==========   ==========

                                                             EQ/LARGE CAP  EQ/LARGE CAP
                                                             GROWTH INDEX* VALUE INDEX*
                                                             ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  412,527   $   528,923
 Expenses:
   Asset-based charges......................................     501,872       326,649
                                                              ----------   -----------

NET INVESTMENT INCOME (LOSS)................................     (89,345)      202,274
                                                              ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (44,267)   (1,151,537)
   Net realized gain distribution from the Portfolios.......   2,122,053       799,816
                                                              ----------   -----------
 Net realized gain (loss) on investments....................   2,077,786      (351,721)
                                                              ----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (90,194)    2,766,661
                                                              ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,987,592     2,414,940
                                                              ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,898,247   $ 2,617,214
                                                              ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                               EQ/LOW       EQ/MFS
                                                             VOLATILITY  INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/OPPENHEIMER
                                                             GLOBAL ETF*    GROWTH*       INDEX*      MARKET*       GLOBAL*
                                                             ----------- ------------- -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 87,922     $ 311,543   $   740,053  $       781   $   439,566
 Expenses:
   Asset-based charges......................................    17,920       435,224       815,693    2,152,163       764,455
                                                              --------     ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................    70,002      (123,681)      (75,640)  (2,151,382)     (324,889)
                                                              --------     ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    80,919      (101,112)      986,528       (1,892)      844,909
   Net realized gain distribution from the Portfolios.......   103,234        56,929     3,610,459          158            --
                                                              --------     ---------   -----------  -----------   -----------
 Net realized gain (loss) on investments....................   184,153       (44,183)    4,596,987       (1,734)      844,909
                                                              --------     ---------   -----------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    80,528       297,937     5,561,585        1,714    (1,140,276)
                                                              --------     ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   264,681       253,754    10,158,572          (20)     (295,367)
                                                              --------     ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $334,683     $ 130,073   $10,082,932  $(2,151,402)  $  (620,256)
                                                              ========     =========   ===========  ===========   ===========

                                                             EQ/PIMCO GLOBAL
                                                              REAL RETURN*
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $658,167
 Expenses:
   Asset-based charges......................................     149,264
                                                                --------

NET INVESTMENT INCOME (LOSS)................................     508,903
                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      82,456
   Net realized gain distribution from the Portfolios.......      25,097
                                                                --------
 Net realized gain (loss) on investments....................     107,553
                                                                --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     306,508
                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     414,061
                                                                --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $922,964
                                                                ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              EQ/PIMCO                              EQ/T. ROWE
                                                             ULTRA SHORT EQ/QUALITY    EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH &
                                                                BOND*    BOND PLUS* COMPANY INDEX*    STOCK*        INCOME*
                                                             ----------- ---------- -------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 328,242   $311,514    $  555,784   $        --     $ 57,462
 Expenses:
   Asset-based charges......................................    438,589    384,233       555,993     1,867,829      101,716
                                                              ---------   --------    ----------   -----------     --------

NET INVESTMENT INCOME (LOSS)................................   (110,347)   (72,719)         (209)   (1,867,829)     (44,254)
                                                              ---------   --------    ----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (71,168)    83,197      (892,485)    5,234,972      140,834
   Net realized gain distribution from the Portfolios.......         --         --     3,149,791     2,478,671      169,428
                                                              ---------   --------    ----------   -----------     --------
 Net realized gain (loss) on investments....................    (71,168)    83,197     2,257,306     7,713,643      310,262
                                                              ---------   --------    ----------   -----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    378,238    (92,496)    5,734,581    (4,774,993)     295,160
                                                              ---------   --------    ----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    307,070     (9,299)    7,991,887     2,938,650      605,422
                                                              ---------   --------    ----------   -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 196,723   $(82,018)   $7,991,678   $ 1,070,821     $561,168
                                                              =========   ========    ==========   ===========     ========

                                                                FEDERATED
                                                             HIGH INCOME BOND
                                                                 FUND II
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  629,577
 Expenses:
   Asset-based charges......................................       149,707
                                                                ----------

NET INVESTMENT INCOME (LOSS)................................       479,870
                                                                ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (275,345)
   Net realized gain distribution from the Portfolios.......            --
                                                                ----------
 Net realized gain (loss) on investments....................      (275,345)
                                                                ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     1,275,747
                                                                ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     1,000,402
                                                                ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $1,480,272
                                                                ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                              FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                                FEDERATED        MANAGER: GROWTH     CONTRAFUND(R)
                                                             KAUFMANN FUND II       PORTFOLIO          PORTFOLIO
                                                             ---------------- --------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $      --           $  8,943          $   854,319
 Expenses:
   Asset-based charges......................................       45,419             11,895            1,878,423
                                                                ---------           --------          -----------

NET INVESTMENT INCOME (LOSS)................................      (45,419)            (2,952)          (1,024,104)
                                                                ---------           --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (184,534)            63,816             (185,821)
   Net realized gain distribution from the Portfolios.......      272,984             12,629           10,464,221
                                                                ---------           --------          -----------
 Net realized gain (loss) on investments....................       88,450             76,445           10,278,400
                                                                ---------           --------          -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       85,389            (64,890)          (1,688,670)
                                                                ---------           --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      173,839             11,555            8,589,730
                                                                ---------           --------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 128,420           $  8,603          $ 7,565,626
                                                                =========           ========          ===========

                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                              FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 7,566        $ 13,310         $15,393
 Expenses:
   Asset-based charges......................................      10,025          16,012          15,450
                                                                 -------        --------         -------

NET INVESTMENT INCOME (LOSS)................................      (2,459)         (2,702)            (57)
                                                                 -------        --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      12,347          40,721           8,753
   Net realized gain distribution from the Portfolios.......      19,726          36,629          31,027
                                                                 -------        --------         -------
 Net realized gain (loss) on investments....................      32,073          77,350          39,780
                                                                 -------        --------         -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (3,041)        (21,926)         16,140
                                                                 -------        --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      29,032          55,424          55,920
                                                                 -------        --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $26,573        $ 52,722         $55,863
                                                                 =======        ========         =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP  FIRST TRUST MULTI
                                                              FREEDOM 2030       MID CAP     STRATEGIC INCOME INCOME ALLOCATION
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                             --------------- --------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $10,660       $  204,725       $3,058,127        $ 58,673
 Expenses:
   Asset-based charges......................................      12,129          866,118        1,102,512          33,775
                                                                 -------       ----------       ----------        --------

NET INVESTMENT INCOME (LOSS)................................      (1,469)        (661,393)       1,955,615          24,898
                                                                 -------       ----------       ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      12,993         (839,314)        (524,459)        (12,372)
   Net realized gain distribution from the Portfolios.......      34,537        3,754,734               --              --
                                                                 -------       ----------       ----------        --------
 Net realized gain (loss) on investments....................      47,530        2,915,420         (524,459)        (12,372)
                                                                 -------       ----------       ----------        --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (1,716)       4,266,691        3,312,793         175,705
                                                                 -------       ----------       ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      45,814        7,182,111        2,788,334         163,333
                                                                 -------       ----------       ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $44,345       $6,520,718       $4,743,949        $188,231
                                                                 =======       ==========       ==========        ========

                                                              FIRST TRUST/DOW
                                                             JONES DIVIDEND &  FRANKLIN FOUNDING
                                                             INCOME ALLOCATION FUNDS ALLOCATION
                                                                 PORTFOLIO         VIP FUND
                                                             ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  319,828        $  684,510
 Expenses:
   Asset-based charges......................................       390,896           235,071
                                                                ----------        ----------

NET INVESTMENT INCOME (LOSS)................................       (71,068)          449,439
                                                                ----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       183,244          (572,217)
   Net realized gain distribution from the Portfolios.......       823,327           579,435
                                                                ----------        ----------
 Net realized gain (loss) on investments....................     1,006,571             7,218
                                                                ----------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     1,828,498         1,441,631
                                                                ----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     2,835,069         1,448,849
                                                                ----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $2,764,001        $1,898,288
                                                                ==========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016



                                                                                             FRANKLIN RISING
                                                             FRANKLIN INCOME FRANKLIN MUTUAL    DIVIDENDS    FRANKLIN STRATEGIC
                                                                VIP FUND     SHARES VIP FUND    VIP FUND      INCOME VIP FUND
                                                             --------------- --------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 3,615,725     $  265,429      $  709,481       $ 1,951,669
 Expenses:
   Asset-based charges......................................     1,024,937        178,460         733,125           818,076
                                                               -----------     ----------      ----------       -----------

NET INVESTMENT INCOME (LOSS)................................     2,590,788         86,969         (23,644)        1,133,593
                                                               -----------     ----------      ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,941,890)       127,782        (613,915)       (2,071,175)
   Net realized gain distribution from the Portfolios.......            --      1,093,445       6,102,186                --
                                                               -----------     ----------      ----------       -----------
 Net realized gain (loss) on investments....................    (1,941,890)     1,221,227       5,488,271        (2,071,175)
                                                               -----------     ----------      ----------       -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     8,146,638        467,593       1,516,296         4,450,572
                                                               -----------     ----------      ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     6,204,748      1,688,820       7,004,567         2,379,397
                                                               -----------     ----------      ----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 8,795,536     $1,775,789      $6,980,923       $ 3,512,990
                                                               ===========     ==========      ==========       ===========

                                                                            GUGGENHEIM
                                                                            VIF GLOBAL
                                                             GOLDMAN SACHS    MANAGED
                                                              VIT MID CAP     FUTURES
                                                              VALUE FUND   STRATEGY FUND
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  342,408     $  92,837
 Expenses:
   Asset-based charges......................................     428,795        29,465
                                                              ----------     ---------

NET INVESTMENT INCOME (LOSS)................................     (86,387)       63,372
                                                              ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (765,425)     (126,066)
   Net realized gain distribution from the Portfolios.......      16,469            --
                                                              ----------     ---------
 Net realized gain (loss) on investments....................    (748,956)     (126,066)
                                                              ----------     ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,178,739      (346,539)
                                                              ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   3,429,783      (472,605)
                                                              ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,343,396     $(409,233)
                                                              ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                 HARTFORD       HARTFORD
                                                             GUGGENHEIM VIF      CAPITAL         GROWTH      INVESCO V.I.
                                                               MULTI-HEDGE   APPRECIATION HLS OPPORTUNITIES    AMERICAN
                                                             STRATEGIES FUND       FUND         HLS FUND    FRANCHISE FUND
                                                             --------------- ---------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $    891        $   84,503     $    63,502     $     --
 Expenses:
   Asset-based charges......................................      13,462           150,404         318,368        6,800
                                                                --------        ----------     -----------     --------

NET INVESTMENT INCOME (LOSS)................................     (12,571)          (65,901)       (254,866)      (6,800)
                                                                --------        ----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       7,551          (620,395)     (1,328,058)     (50,229)
   Net realized gain distribution from the Portfolios.......          --         1,170,911       3,590,753       41,420
                                                                --------        ----------     -----------     --------
 Net realized gain (loss) on investments....................       7,551           550,516       2,262,695       (8,809)
                                                                --------        ----------     -----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (13,357)           74,196      (2,177,012)     (30,754)
                                                                --------        ----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (5,806)          624,712          85,683      (39,563)
                                                                --------        ----------     -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $(18,377)       $  558,811     $  (169,183)    $(46,363)
                                                                ========        ==========     ===========     ========

                                                              INVESCO V.I.   INVESCO V.I.
                                                              BALANCED-RISK   DIVERSIFIED
                                                             ALLOCATION FUND DIVIDEND FUND
                                                             --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  13,064     $  684,854
 Expenses:
   Asset-based charges......................................       74,235        770,109
                                                                ---------     ----------

NET INVESTMENT INCOME (LOSS)................................      (61,171)       (85,255)
                                                                ---------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (246,849)       887,506
   Net realized gain distribution from the Portfolios.......           --             --
                                                                ---------     ----------
 Net realized gain (loss) on investments....................     (246,849)       887,506
                                                                ---------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      847,335      5,805,732
                                                                ---------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      600,486      6,693,238
                                                                ---------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 539,315     $6,607,983
                                                                =========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                                              EQUITY AND  GLOBAL HEALTH GLOBAL REAL  INVESCO V.I. HIGH
                                                             INCOME FUND    CARE FUND   ESTATE FUND     YIELD FUND
                                                             ------------ ------------- ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  124,538    $      --   $ 1,086,369     $1,457,843
 Expenses:
   Asset-based charges......................................      89,982       41,830     1,084,595        486,186
                                                              ----------    ---------   -----------     ----------

NET INVESTMENT INCOME (LOSS)................................      34,556      (41,830)        1,774        971,657
                                                              ----------    ---------   -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (147,530)    (272,709)      982,129       (764,658)
   Net realized gain distribution from the Portfolios.......     240,706      576,024     1,473,193             --
                                                              ----------    ---------   -----------     ----------
 Net realized gain (loss) on investments....................      93,176      303,315     2,455,322       (764,658)
                                                              ----------    ---------   -----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     928,029     (716,124)   (2,234,200)     2,876,788
                                                              ----------    ---------   -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,021,205     (412,809)      221,122      2,112,130
                                                              ----------    ---------   -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,055,761    $(454,639)  $   222,896     $3,083,787
                                                              ==========    =========   ===========     ==========

                                                             INVESCO V.I.  INVESCO V.I. MID
                                                             INTERNATIONAL CAP CORE EQUITY
                                                              GROWTH FUND        FUND
                                                             ------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   513,806     $       --
 Expenses:
   Asset-based charges......................................      593,493        148,239
                                                              -----------     ----------

NET INVESTMENT INCOME (LOSS)................................      (79,687)      (148,239)
                                                              -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      207,780       (166,907)
   Net realized gain distribution from the Portfolios.......           --        746,008
                                                              -----------     ----------
 Net realized gain (loss) on investments....................      207,780        579,101
                                                              -----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,017,087)       772,118
                                                              -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (809,307)     1,351,219
                                                              -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $  (888,994)    $1,202,980
                                                              ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             INVESCO V.I.
                                                              SMALL CAP   IVY VIP ASSET IVY VIP DIVIDEND
                                                             EQUITY FUND    STRATEGY     OPPORTUNITIES   IVY VIP ENERGY
                                                             ------------ ------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $       --   $   231,743      $189,314      $    46,494
 Expenses:
   Asset-based charges......................................     177,344       561,075       219,612          474,207
                                                              ----------   -----------      --------      -----------

NET INVESTMENT INCOME (LOSS)................................    (177,344)     (329,332)      (30,298)        (427,713)
                                                              ----------   -----------      --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (689,259)   (5,031,561)      (37,300)      (2,246,177)
   Net realized gain distribution from the Portfolios.......   1,038,800            --       849,971               --
                                                              ----------   -----------      --------      -----------

 Net realized gain (loss) on investments....................     349,541    (5,031,561)      812,671       (2,246,177)
                                                              ----------   -----------      --------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,218,747     3,635,368       (12,857)      12,839,467
                                                              ----------   -----------      --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,568,288    (1,396,193)      799,814       10,593,290
                                                              ----------   -----------      --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,390,944   $(1,725,525)     $769,516      $10,165,577
                                                              ==========   ===========      ========      ===========

                                                             IVY VIP GLOBAL
                                                                NATURAL     IVY VIP HIGH
                                                               RESOURCES       INCOME
                                                             -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   68,925   $ 8,364,967
 Expenses:
   Asset-based charges......................................      140,674     1,658,549
                                                               ----------   -----------

NET INVESTMENT INCOME (LOSS)................................      (71,749)    6,706,418
                                                               ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (853,450)   (2,326,222)
   Net realized gain distribution from the Portfolios.......           --            --
                                                               ----------   -----------

 Net realized gain (loss) on investments....................     (853,450)   (2,326,222)
                                                               ----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,920,107    11,112,472
                                                               ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    2,066,657     8,786,250
                                                               ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $1,994,908   $15,492,668
                                                               ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                             IVY VIP MICRO CAP IVY VIP MID CAP IVY VIP SCIENCE IVY VIP SMALL CAP
                                                                  GROWTH           GROWTH      AND TECHNOLOGY       GROWTH
                                                             ----------------- --------------- --------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $      --       $       --      $        --      $       --
 Expenses:
   Asset-based charges......................................        25,705          609,745          836,584         321,671
                                                                 ---------       ----------      -----------      ----------

NET INVESTMENT INCOME (LOSS)................................       (25,705)        (609,745)        (836,584)       (321,671)
                                                                 ---------       ----------      -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (159,945)          53,612         (265,390)       (983,016)
   Net realized gain distribution from the Portfolios.......       229,741        2,436,260        2,413,524       2,394,096
                                                                 ---------       ----------      -----------      ----------

 Net realized gain (loss) on investments....................        69,796        2,489,872        2,148,134       1,411,080
                                                                 ---------       ----------      -----------      ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       264,236           91,387       (1,278,336)       (713,586)
                                                                 ---------       ----------      -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       334,032        2,581,259          869,798         697,494
                                                                 ---------       ----------      -----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $ 308,327       $1,971,514      $    33,214      $  375,823
                                                                 =========       ==========      ===========      ==========

                                                               JANUS ASPEN     JANUS ASPEN
                                                             SERIES BALANCED SERIES FLEXIBLE
                                                                PORTFOLIO    BOND PORTFOLIO
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  602,700       $ 478,248
 Expenses:
   Asset-based charges......................................      340,867         216,899
                                                               ----------       ---------

NET INVESTMENT INCOME (LOSS)................................      261,833         261,349
                                                               ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (169,275)        (70,381)
   Net realized gain distribution from the Portfolios.......      399,659              --
                                                               ----------       ---------

 Net realized gain (loss) on investments....................      230,384         (70,381)
                                                               ----------       ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      747,878        (293,876)
                                                               ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      978,262        (364,257)
                                                               ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $1,240,095       $(102,908)
                                                               ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                   JPMORGAN                         LAZARD
                                                                JANUS ASPEN     INSURANCE TRUST    JPMORGAN       RETIREMENT
                                                             SERIES INTECH U.S.     GLOBAL      INSURANCE TRUST    EMERGING
                                                               LOW VOLATILITY     ALLOCATION    INCOME BUILDER  MARKETS EQUITY
                                                                 PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                             ------------------ --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $ 99,558         $353,651        $293,790      $   782,097
 Expenses:
   Asset-based charges......................................        70,133          124,220          88,992        1,023,379
                                                                  --------         --------        --------      -----------

NET INVESTMENT INCOME (LOSS)................................        29,425          229,431         204,798         (241,282)
                                                                  --------         --------        --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       110,240          (40,207)        (11,802)      (2,472,402)
   Net realized gain distribution from the Portfolios.......        84,608              141              --               --
                                                                  --------         --------        --------      -----------
 Net realized gain (loss) on investments....................       194,848          (40,066)        (11,802)      (2,472,402)
                                                                  --------         --------        --------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       172,726          327,780         131,476       15,024,229
                                                                  --------         --------        --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       367,574          287,714         119,674       12,551,827
                                                                  --------         --------        --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $396,999         $517,145        $324,472      $12,310,545
                                                                  ========         ========        ========      ===========

                                                              LORD ABBETT    LORD ABBETT
                                                             SERIES FUND -  SERIES FUND -
                                                             BOND DEBENTURE CLASSIC STOCK
                                                               PORTFOLIO      PORTFOLIO
                                                             -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 4,088,169     $ 42,530
 Expenses:
   Asset-based charges......................................    1,123,077       59,547
                                                              -----------     --------

NET INVESTMENT INCOME (LOSS)................................    2,965,092      (17,017)
                                                              -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (1,022,207)     (94,704)
   Net realized gain distribution from the Portfolios.......           --      160,734
                                                              -----------     --------
 Net realized gain (loss) on investments....................   (1,022,207)      66,030
                                                              -----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    6,211,962      391,198
                                                              -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    5,189,755      457,228
                                                              -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 8,154,847     $440,211
                                                              ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              LORD ABBETT                                      MFS(R)
                                                             SERIES FUND -                                  MASSACHUSETTS
                                                                GROWTH         MFS(R)                         INVESTORS
                                                             OPPORTUNITIES  INTERNATIONAL  MFS(R) INVESTORS GROWTH STOCK
                                                               PORTFOLIO   VALUE PORTFOLIO   TRUST SERIES     PORTFOLIO
                                                             ------------- --------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $      --     $ 1,876,412      $   56,631     $   40,286
 Expenses:
   Asset-based charges......................................      66,050       2,243,710         138,031        146,525
                                                               ---------     -----------      ----------     ----------

NET INVESTMENT INCOME (LOSS)................................     (66,050)       (367,298)        (81,400)      (106,239)
                                                               ---------     -----------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (250,467)      2,289,939         117,761        (98,979)
   Net realized gain distribution from the Portfolios.......      26,788       3,793,881       1,104,529      1,218,781
                                                               ---------     -----------      ----------     ----------
 Net realized gain (loss) on investments....................    (223,679)      6,083,820       1,222,290      1,119,802
                                                               ---------     -----------      ----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     274,945      (2,205,784)       (472,727)      (607,415)
                                                               ---------     -----------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      51,266       3,878,036         749,563        512,387
                                                               ---------     -----------      ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (14,784)    $ 3,510,738      $  668,163     $  406,148
                                                               =========     ===========      ==========     ==========



                                                             MFS(R) RESEARCH MFS(R) TECHNOLOGY
                                                                 SERIES          PORTFOLIO
                                                             --------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  7,785        $       --
 Expenses:
   Asset-based charges......................................      16,824           291,174
                                                                --------        ----------

NET INVESTMENT INCOME (LOSS)................................      (9,039)         (291,174)
                                                                --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (22,461)        1,172,848
   Net realized gain distribution from the Portfolios.......     153,061           571,102
                                                                --------        ----------
 Net realized gain (loss) on investments....................     130,600         1,743,950
                                                                --------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (23,088)          (89,099)
                                                                --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     107,512         1,654,851
                                                                --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 98,473        $1,363,677
                                                                ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                           MULTIMANAGER
                                                             MFS(R) UTILITIES MFS(R) VALUE  AGGRESSIVE  MULTIMANAGER
                                                                  SERIES         SERIES      EQUITY*     CORE BOND*
                                                             ---------------- ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 1,697,251     $  197,580   $  71,751   $ 2,107,380
 Expenses:
   Asset-based charges......................................       633,490        110,721     190,678     1,508,935
                                                               -----------     ----------   ---------   -----------

NET INVESTMENT INCOME (LOSS)................................     1,063,761         86,859    (118,927)      598,445
                                                               -----------     ----------   ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,647,564)       (56,783)    765,424    (1,462,884)
   Net realized gain distribution from the Portfolios.......     1,077,969        872,408          --       101,050
                                                               -----------     ----------   ---------   -----------
 Net realized gain (loss) on investments....................      (569,595)       815,625     765,424    (1,361,834)
                                                               -----------     ----------   ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     3,568,232        282,281    (413,767)    1,848,468
                                                               -----------     ----------   ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     2,998,637      1,097,906     351,657       486,634
                                                               -----------     ----------   ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 4,062,398     $1,184,765   $ 232,730   $ 1,085,079
                                                               ===========     ==========   =========   ===========

                                                              MULTIMANAGER    MULTIMANAGER
                                                             MID CAP GROWTH* MID CAP VALUE*
                                                             --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $    15,766     $  177,256
 Expenses:
   Asset-based charges......................................       233,836        169,462
                                                               -----------     ----------

NET INVESTMENT INCOME (LOSS)................................      (218,070)         7,794
                                                               -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,471,439)       518,176
   Net realized gain distribution from the Portfolios.......       366,932             --
                                                               -----------     ----------
 Net realized gain (loss) on investments....................    (1,104,507)       518,176
                                                               -----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     2,095,870      1,553,764
                                                               -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       991,363      2,071,940
                                                               -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $   773,293     $2,079,734
                                                               ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                             NEUBERGER
                                                                              BERMAN         NEUBERGER
                                                                          ABSOLUTE RETURN      BERMAN              PIMCO
                                                             MULTIMANAGER  MULTI-MANAGER   INTERNATIONAL   COMMODITYREALRETURN(R)
                                                             TECHNOLOGY*     PORTFOLIO    EQUITY PORTFOLIO   STRATEGY PORTFOLIO
                                                             ------------ --------------- ---------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $    1,585     $     --         $ 18,803          $   169,214
 Expenses:
   Asset-based charges......................................     274,279       23,725           37,202              236,696
                                                              ----------     --------         --------          -----------

NET INVESTMENT INCOME (LOSS)................................    (272,694)     (23,725)         (18,399)             (67,482)
                                                              ----------     --------         --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     556,662      (51,113)         (12,551)          (3,468,907)
   Net realized gain distribution from the Portfolios.......   1,190,828       10,598           15,902                   --
                                                              ----------     --------         --------          -----------
 Net realized gain (loss) on investments....................   1,747,490      (40,515)           3,351           (3,468,907)
                                                              ----------     --------         --------          -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     174,046       34,080          (64,591)           5,505,289
                                                              ----------     --------         --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,921,536       (6,435)         (61,240)           2,036,382
                                                              ----------     --------         --------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,648,842     $(30,160)        $(79,639)         $ 1,968,900
                                                              ==========     ========         ========          ===========

                                                                PIMCO
                                                              EMERGING
                                                               MARKETS    PIMCO GLOBAL
                                                                BOND     BOND PORTFOLIO
                                                              PORTFOLIO    (UNHEDGED)
                                                             ----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  967,357     $ 17,164
 Expenses:
   Asset-based charges......................................    266,282       14,723
                                                             ----------     --------

NET INVESTMENT INCOME (LOSS)................................    701,075        2,441
                                                             ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (683,117)     (18,472)
   Net realized gain distribution from the Portfolios.......         --           --
                                                             ----------     --------
 Net realized gain (loss) on investments....................   (683,117)     (18,472)
                                                             ----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  1,953,535       15,365
                                                             ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  1,270,418       (3,107)
                                                             ----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,971,493     $   (666)
                                                             ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                             PIMCO GLOBAL MULTI-ASSET  PIMCO REAL  PIMCO TOTAL
                                                                MANAGED ALLOCATION       RETURN      RETURN     PROFUND VP
                                                                    PORTFOLIO          PORTFOLIO    PORTFOLIO      BEAR
                                                             ------------------------ -----------  -----------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................         $ 27,341         $ 1,291,650  $ 3,055,392   $     --
 Expenses:
   Asset-based charges......................................           11,732             863,465    2,197,421      3,830
                                                                     --------         -----------  -----------   --------

NET INVESTMENT INCOME (LOSS)................................           15,609             428,185      857,971     (3,830)
                                                                     --------         -----------  -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................          (28,911)         (1,460,007)  (1,152,374)   (30,472)
   Net realized gain distribution from the Portfolios.......               --                  --           --         --
                                                                     --------         -----------  -----------   --------
 Net realized gain (loss) on investments....................          (28,911)         (1,460,007)  (1,152,374)   (30,472)
                                                                     --------         -----------  -----------   --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................           43,051           3,177,703    2,036,856    (11,316)
                                                                     --------         -----------  -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......           14,140           1,717,696      884,482    (41,788)
                                                                     --------         -----------  -----------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................         $ 29,749         $ 2,145,881  $ 1,742,453   $(45,618)
                                                                     ========         ===========  ===========   ========

                                                                           PUTNAM VT
                                                                            ABSOLUTE
                                                              PROFUND VP   RETURN 500
                                                             BIOTECHNOLOGY    FUND
                                                             ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $         --   $ 64,155
 Expenses:
   Asset-based charges......................................      671,898     22,740
                                                             ------------   --------

NET INVESTMENT INCOME (LOSS)................................     (671,898)    41,415
                                                             ------------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    1,209,568    (23,402)
   Net realized gain distribution from the Portfolios.......      644,830         --
                                                             ------------   --------
 Net realized gain (loss) on investments....................    1,854,398    (23,402)
                                                             ------------   --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (10,461,247)   (23,098)
                                                             ------------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (8,606,849)   (46,500)
                                                             ------------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (9,278,747)  $ (5,085)
                                                             ============   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                              PUTNAM VT  PUTNAM VT GLOBAL PUTNAM VT QS LEGG MASON DYNAMIC
                                                             DIVERSIFIED ASSET ALLOCATION RESEARCH   MULTI-STRATEGY VIT
                                                             INCOME FUND       FUND         FUND          PORTFOLIO
                                                             ----------- ---------------- --------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 298,510      $ 29,867      $ 1,075        $  28,986
 Expenses:
   Asset-based charges......................................     80,694        18,251        1,083           44,582
                                                              ---------      --------      -------        ---------

NET INVESTMENT INCOME (LOSS)................................    217,816        11,616           (8)         (15,596)
                                                              ---------      --------      -------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (303,889)      (12,234)         658         (166,514)
   Net realized gain distribution from the Portfolios.......         --       109,665           --           57,939
                                                              ---------      --------      -------        ---------
 Net realized gain (loss) on investments....................   (303,889)       97,431          658         (108,575)
                                                              ---------      --------      -------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    491,303        15,367       11,401           59,407
                                                              ---------      --------      -------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    187,414       112,798       12,059          (49,168)
                                                              ---------      --------      -------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 405,230      $124,414      $12,051        $ (64,764)
                                                              =========      ========      =======        =========

                                                              SEI VP
                                                             BALANCED     SEI VP
                                                             STRATEGY  CONSERVATIVE
                                                               FUND    STRATEGY FUND
                                                             --------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $152,630    $169,030
 Expenses:
   Asset-based charges......................................   80,321     130,234
                                                             --------    --------

NET INVESTMENT INCOME (LOSS)................................   72,309      38,796
                                                             --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (32,048)    (59,129)
   Net realized gain distribution from the Portfolios.......  113,486      27,930
                                                             --------    --------
 Net realized gain (loss) on investments....................   81,438     (31,199)
                                                             --------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  206,720     226,563
                                                             --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  288,158     195,364
                                                             --------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $360,467    $234,160
                                                             ========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             SEI VP MARKET SEI VP MARKET                 T. ROWE PRICE
                                                                GROWTH     PLUS STRATEGY SEI VP MODERATE EQUITY INCOME
                                                             STRATEGY FUND     FUND       STRATEGY FUND  PORTFOLIO-II
                                                             ------------- ------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $154,851      $ 32,988       $246,159       $ 73,583
 Expenses:
   Asset-based charges......................................     89,501        20,077        134,244         41,684
                                                               --------      --------       --------       --------

NET INVESTMENT INCOME (LOSS)................................     65,350        12,911        111,915         31,899
                                                               --------      --------       --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (30,255)      (46,875)       (61,023)       (61,205)
   Net realized gain distribution from the Portfolios.......    221,242        66,311         84,829        402,755
                                                               --------      --------       --------       --------
 Net realized gain (loss) on investments....................    190,987        19,436         23,806        341,550
                                                               --------      --------       --------       --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    197,059        93,309        414,479        184,138
                                                               --------      --------       --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    388,046       112,745        438,285        525,688
                                                               --------      --------       --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $453,396      $125,656       $550,200       $557,587
                                                               ========      ========       ========       ========

                                                              T. ROWE PRICE     TEMPLETON
                                                             HEALTH SCIENCES    DEVELOPING
                                                              PORTFOLIO-II   MARKETS VIP FUND
                                                             --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $         --     $    68,718
 Expenses:
   Asset-based charges......................................     1,627,407         149,771
                                                              ------------     -----------

NET INVESTMENT INCOME (LOSS)................................    (1,627,407)        (81,053)
                                                              ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     4,354,437      (1,656,179)
   Net realized gain distribution from the Portfolios.......       855,649              --
                                                              ------------     -----------
 Net realized gain (loss) on investments....................     5,210,086      (1,656,179)
                                                              ------------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (18,780,280)      2,568,385
                                                              ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (13,570,194)        912,206
                                                              ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(15,197,601)    $   831,153
                                                              ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                               VANECK VIP
                                                                                                              UNCONSTRAINED
                                                              TEMPLETON   TEMPLETON   TEMPLETON  VANECK VIP     EMERGING
                                                             FOREIGN VIP GLOBAL BOND  GROWTH VIP GLOBAL HARD  MARKETS BOND
                                                                FUND      VIP FUND       FUND    ASSETS FUND      FUND
                                                             ----------- -----------  ---------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 160,242  $        --   $ 36,836  $    94,726    $     --
 Expenses:
   Asset-based charges......................................    120,197    1,896,247     24,862      355,085       8,159
                                                              ---------  -----------   --------  -----------    --------

NET INVESTMENT INCOME (LOSS)................................     40,045   (1,896,247)    11,974     (260,359)     (8,159)
                                                              ---------  -----------   --------  -----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (478,176)  (4,818,274)    15,227   (4,483,545)    (14,857)
   Net realized gain distribution from the Portfolios.......    143,525      115,714     70,847           --          --
                                                              ---------  -----------   --------  -----------    --------
 Net realized gain (loss) on investments....................   (334,651)  (4,702,560)    86,074   (4,483,545)    (14,857)
                                                              ---------  -----------   --------  -----------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    678,766    8,433,752     37,410   13,223,015      53,813
                                                              ---------  -----------   --------  -----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    344,115    3,731,192    123,484    8,739,470      38,956
                                                              ---------  -----------   --------  -----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 384,160  $ 1,834,945   $135,458  $ 8,479,111    $ 30,797
                                                              =========  ===========   ========  ===========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                1290 VT SOCIALLY        7TWELVE/TM/ BALANCED
                                                                  RESPONSIBLE*               PORTFOLIO
                                                             ----------------------  -------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     (440) $     (312) $  (911,058) $   (778,634)
 Net realized gain (loss) on investments....................     42,929     380,627     (194,975)      139,561
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    207,517    (417,369)   6,698,783    (6,892,222)
                                                             ----------  ----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    250,006     (37,054)   5,592,750    (7,531,295)
                                                             ----------  ----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    638,837   1,196,417    3,843,320     9,156,340
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    181,035     236,034   (7,220,901)   (6,912,297)
 Redemptions for contract benefits and terminations.........   (169,745)   (113,175)  (5,035,039)   (5,821,639)
 Contract maintenance charges...............................    (27,633)    (23,412)     (16,728)      (17,065)
                                                             ----------  ----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    622,494   1,295,864   (8,429,348)   (3,594,661)
                                                             ----------  ----------  -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --           --           (49)
                                                             ----------  ----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    872,500   1,258,810   (2,836,598)  (11,126,005)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,630,625   1,371,815   77,325,942    88,451,947
                                                             ----------  ----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,503,125  $2,630,625  $74,489,344  $ 77,325,942
                                                             ==========  ==========  ===========  ============

                                                             AB VPS BALANCED WEALTH
                                                              STRATEGY PORTFOLIO**
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   21,737  $   31,696
 Net realized gain (loss) on investments....................    287,581     498,090
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (148,917)   (541,662)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    160,401     (11,876)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    219,750     249,993
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (58,662)    135,460
 Redemptions for contract benefits and terminations.........   (359,733)   (133,430)
 Contract maintenance charges...............................       (673)       (638)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (199,318)    251,385
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (38,917)    239,509
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,337,809   5,098,300
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,298,892  $5,337,809
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             AB VPS GLOBAL THEMATIC AB VPS GROWTH AND INCOME
                                                             GROWTH PORTFOLIO**           PORTFOLIO**
                                                             ---------------------  ----------------------
                                                               2016        2015        2016         2015
                                                              --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (3,770)   $ (1,113)  $   (4,661)  $      579
 Net realized gain (loss) on investments....................    3,765       1,073      146,838          187
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,047      (2,302)     108,848        1,750
                                                              --------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    2,042      (2,342)     251,025        2,516
                                                              --------   --------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  199,885      93,246    1,056,782      585,783
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  152,673      38,310      585,143      509,473
 Redemptions for contract benefits and terminations.........  (12,956)         --      (46,936)      (3,792)
 Contract maintenance charges...............................       --          --           --           --
                                                              --------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  339,602     131,556    1,594,989    1,091,464
                                                              --------   --------   ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        9         (19)          --          (25)
                                                              --------   --------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  341,653     129,195    1,846,014    1,093,955
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  147,060      17,865    1,098,972        5,017
                                                              --------   --------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $488,713    $147,060   $2,944,986   $1,098,972
                                                              ========   ========   ==========   ==========

                                                               AB VPS INTERNATIONAL
                                                                GROWTH PORTFOLIO**
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (114,684) $ (124,561)
 Net realized gain (loss) on investments....................      (9,211)    110,231
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (578,781)   (342,629)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (702,676)   (356,959)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     308,427     922,851
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (658,848)    (35,119)
 Redemptions for contract benefits and terminations.........    (473,901)   (356,935)
 Contract maintenance charges...............................      (1,579)     (1,451)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (825,901)    529,346
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,528,577)    172,387
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,882,807   8,710,420
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 7,354,230  $8,882,807
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AB VPS REAL ESTATE     AB VPS SMALL/MID CAP
                                                             INVESTMENT PORTFOLIO**     VALUE PORTFOLIO**
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    9,714  $    3,677  $  (15,990) $   (2,694)
 Net realized gain (loss) on investments....................     96,096      79,408      97,171      50,287
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (35,762)    (75,002)    427,046    (105,936)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     70,048       8,083     508,227     (58,343)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,664,526   1,063,889     808,042     896,069
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,090,037     510,836     462,240     162,035
 Redemptions for contract benefits and terminations.........   (148,709)    (40,829)    (66,580)     (6,368)
 Contract maintenance charges...............................         --          --          (3)         --
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,605,854   1,533,896   1,203,699   1,051,736
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         72         (25)         41         (21)
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,675,974   1,541,954   1,711,967     993,372
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,645,652     103,698   1,139,759     146,387
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,321,626  $1,645,652  $2,851,726  $1,139,759
                                                             ==========  ==========  ==========  ==========

                                                                    ALL ASSET
                                                                AGGRESSIVE-ALT 25*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (25,476) $  (43,798)
 Net realized gain (loss) on investments....................      27,095     164,738
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     757,815    (655,260)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     759,434    (534,320)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,670,554   2,713,389
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (391,787)    289,598
 Redemptions for contract benefits and terminations.........    (799,007)   (322,884)
 Contract maintenance charges...............................      (2,794)     (2,014)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     476,966   2,678,089
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          29          57
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,236,429   2,143,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,051,771   6,907,945
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,288,200  $9,051,771
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                    ALL ASSET                ALL ASSET
                                                                AGGRESSIVE-ALT 50*       AGGRESSIVE-ALT 75*
                                                             -----------------------  -----------------------
                                                                 2016        2015         2016        2015
                                                             -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    23,831  $   37,455  $    31,814  $   46,873
 Net realized gain (loss) on investments....................    (166,716)    162,937     (229,059)    123,186
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     554,814    (503,535)     670,408    (591,207)
                                                             -----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     411,929    (303,143)     473,163    (421,148)
                                                             -----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     127,900     136,183       72,527     122,554
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     141,470      34,303      334,780      73,034
 Redemptions for contract benefits and terminations.........     (10,121)    (26,429)     (47,958)     (8,361)
 Contract maintenance charges...............................          --          --           --          --
                                                             -----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     259,249     144,057      359,349     187,227
                                                             -----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (2,029,850)         --   (1,975,767)         --
                                                             -----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,358,672)   (159,086)  (1,143,255)   (233,921)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   4,194,520   4,353,606    4,176,880   4,410,801
                                                             -----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 2,835,848  $4,194,520  $ 3,033,625  $4,176,880
                                                             ===========  ==========  ===========  ==========

                                                             ALL ASSET GROWTH-ALT 20*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     9,961  $   (74,729)
 Net realized gain (loss) on investments....................     284,966      351,429
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     975,190   (1,146,107)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,270,117     (869,407)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,746,769    3,991,263
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     218,620     (674,009)
 Redemptions for contract benefits and terminations.........    (593,385)    (267,625)
 Contract maintenance charges...............................      (5,376)      (4,219)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,366,628    3,045,410
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,636,745    2,176,003
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,721,956   12,545,953
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $18,358,701  $14,721,956
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       ALPS | RED ROCKS LISTED
                                                                ALL ASSET MODERATE        PRIVATE EQUITY
                                                                  GROWTH-ALT 15*           PORTFOLIO(F)
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    29,136  $   (50,055) $     (417)  $    135
 Net realized gain (loss) on investments....................      63,709      159,905       1,489        (45)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     864,441     (749,371)     91,417     (9,427)
                                                             -----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   operations...............................................     957,286     (639,521)     92,489     (9,337)
                                                             -----------  -----------  ----------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,751,103    4,586,650     717,464    336,847
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     162,710     (360,231)    357,413    129,521
 Redemptions for contract benefits and terminations.........    (908,806)    (405,070)    (40,095)      (527)
 Contract maintenance charges...............................      (3,732)      (2,888)       (103)        --
                                                             -----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,001,275    3,818,461   1,034,679    465,841
                                                             -----------  -----------  ----------   --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          70          125         (16)        14
                                                             -----------  -----------  ----------   --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,958,631    3,179,065   1,127,152    456,518
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,106,051    8,926,986     456,518         --
                                                             -----------  -----------  ----------   --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,064,682  $12,106,051  $1,583,670   $456,518
                                                             ===========  ===========  ==========   ========

                                                               AMERICAN CENTURY VP
                                                              INFLATION PROTECTION
                                                                      FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   23,360  $   19,938
 Net realized gain (loss) on investments....................    (14,706)    (46,823)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     81,180     (94,712)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     89,834    (121,597)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,086,326   1,006,785
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    362,349     769,972
 Redemptions for contract benefits and terminations.........   (429,080)   (616,687)
 Contract maintenance charges...............................         (1)         --
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,019,594   1,160,070
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --         324
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,109,428   1,038,797
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,207,968   2,169,171
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,317,396  $3,207,968
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(f)Units were made available July 20, 2015.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                               AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                                               LARGE COMPANY VALUE       MID CAP VALUE FUND
                                                             ----------------------  -------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   12,106  $   (2,482) $    175,764  $    59,188
 Net realized gain (loss) on investments....................    230,465      78,466     5,054,902    3,442,718
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     38,276    (221,934)   11,850,293   (5,520,076)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    280,847    (145,950)   17,080,959   (2,018,170)
                                                             ----------  ----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      7,001      88,289    17,610,344   18,236,042
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (345,699)    105,978    12,776,811    7,619,787
 Redemptions for contract benefits and terminations.........    (99,149)   (106,128)   (4,007,553)  (2,193,154)
 Contract maintenance charges...............................       (356)       (355)      (10,001)      (6,227)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (438,203)     87,784    26,369,601   23,656,448
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --         4,190      (21,136)
                                                             ----------  ----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (157,356)    (58,166)   43,454,750   21,617,142
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,523,316   2,581,482    69,453,454   47,836,312
                                                             ----------  ----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,365,960  $2,523,316  $112,908,204  $69,453,454
                                                             ==========  ==========  ============  ===========

                                                                  AMERICAN FUNDS
                                                                INSURANCE SERIES(R)
                                                             ASSET ALLOCATION FUND/SM/
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   101,367  $   114,322
 Net realized gain (loss) on investments....................     267,228      592,709
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,370,183     (683,807)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,738,778       23,224
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,958,186    7,387,452
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,627,872      528,394
 Redemptions for contract benefits and terminations.........  (2,270,785)    (621,342)
 Contract maintenance charges...............................         (16)          --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  10,315,257    7,294,504
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         319          255
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  12,054,354    7,317,983
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,980,693    7,662,710
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $27,035,047  $14,980,693
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AMERICAN FUNDS           AMERICAN FUNDS
                                                             INSURANCE SERIES(R) BOND    INSURANCE SERIES(R)
                                                                     FUND/SM/          GLOBAL GROWTH FUND/SM/
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    82,740  $   115,042  $  (14,183) $    2,026
 Net realized gain (loss) on investments....................      21,681      351,067     226,739     154,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (9,004)    (863,347)   (204,177)    (86,320)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      95,417     (397,238)      8,379      70,122
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,988,690    6,113,677   1,201,245     996,923
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   9,182,934   10,704,977     209,982     502,603
 Redemptions for contract benefits and terminations.........  (1,469,368)    (567,020)    (83,778)   (256,309)
 Contract maintenance charges...............................      (3,651)      (1,838)         (1)         --
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  13,698,605   16,249,796   1,327,448   1,243,217
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         531          269          23         (49)
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  13,794,553   15,852,827   1,335,850   1,313,290
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,193,485   10,340,658   2,669,069   1,355,779
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $39,988,038  $26,193,485  $4,004,919  $2,669,069
                                                             ===========  ===========  ==========  ==========

                                                             AMERICAN FUNDS INSURANCE
                                                              SERIES(R) GLOBAL SMALL
                                                              CAPITALIZATION FUND/SM/
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (152,355) $  (139,541)
 Net realized gain (loss) on investments....................   1,648,089      908,717
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,430,656)  (1,267,555)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      65,078     (498,379)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,227,371    4,123,353
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,014)   1,837,314
 Redemptions for contract benefits and terminations.........    (367,491)    (289,524)
 Contract maintenance charges...............................      (1,744)      (1,070)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      88,122    5,670,073
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        1,200
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     153,200    5,172,894
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,084,877    6,911,983
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,238,077  $12,084,877
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         AMERICAN FUNDS
                                                                 AMERICAN FUNDS        INSURANCE SERIES(R)
                                                               INSURANCE SERIES(R)    INTERNATIONAL GROWTH
                                                             GROWTH-INCOME FUND/SM/    AND INCOME FUND/SM/
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   13,950  $   20,600  $   42,865  $   29,791
 Net realized gain (loss) on investments....................    311,518     378,142    (158,257)    (33,817)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    178,961    (425,922)    101,085    (233,313)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    504,429     (27,180)    (14,307)   (237,339)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,308,475   2,274,296     801,703   1,228,536
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,426     878,641    (327,530)    305,526
 Redemptions for contract benefits and terminations.........   (302,565)   (528,609)   (102,068)    (87,632)
 Contract maintenance charges...............................        (10)         --          (7)         --
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,372,326   2,624,328     372,098   1,446,430
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,876,755   2,597,148     357,791   1,209,091
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,158,499   1,561,351   2,871,055   1,661,964
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $6,035,254  $4,158,499  $3,228,846  $2,871,055
                                                             ==========  ==========  ==========  ==========

                                                                 AMERICAN FUNDS
                                                               INSURANCE SERIES(R)
                                                               MANAGED RISK ASSET
                                                               ALLOCATION FUND/SM/
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (4,114) $    6,352
 Net realized gain (loss) on investments....................    130,741     184,445
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    160,877    (334,700)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    287,504    (143,903)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    351,231     873,344
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (68,073)   (521,778)
 Redemptions for contract benefits and terminations.........   (494,525)   (173,202)
 Contract maintenance charges...............................       (603)       (574)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (211,970)    177,790
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --       1,251
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     75,534      35,138
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,699,498   5,664,360
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,775,032  $5,699,498
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AMERICAN FUNDS
                                                              INSURANCE SERIES(R) NEW       AXA 400 MANAGED
                                                                   WORLD FUND(R)              VOLATILITY*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (243,920) $  (208,200) $  (519,300) $  (687,274)
 Net realized gain (loss) on investments....................  (1,003,811)     447,896    6,377,930    6,642,627
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,535,134   (1,731,045)   6,593,965   (9,254,336)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,287,403   (1,491,349)  12,452,595   (3,298,983)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,537,594    8,096,987    3,328,191    2,252,547
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     759,837    4,546,991   (4,623,555)     398,714
 Redemptions for contract benefits and terminations.........  (1,306,641)  (1,227,144)  (4,260,141)  (3,553,704)
 Contract maintenance charges...............................      (3,596)      (2,362)  (1,186,139)  (1,146,832)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,987,194   11,414,472   (6,741,644)  (2,049,275)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        2,001           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,274,597    9,925,124    5,710,951   (5,348,258)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,955,264   20,030,140   72,322,638   77,670,896
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $36,229,861  $29,955,264  $78,033,589  $72,322,638
                                                             ===========  ===========  ===========  ===========

                                                                   AXA 500 MANAGED
                                                                     VOLATILITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (423,494) $   (987,215)
 Net realized gain (loss) on investments....................    8,871,073    12,784,684
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,168,468   (13,364,371)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   15,616,047    (1,566,902)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    4,890,064     4,260,082
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (2,098,144)   (5,707,096)
 Redemptions for contract benefits and terminations.........  (11,188,281)   (8,684,313)
 Contract maintenance charges...............................   (2,681,800)   (2,642,817)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (11,078,161)  (12,774,144)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          (19)           --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    4,537,867   (14,341,046)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  170,859,905   185,200,951
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $175,397,772  $170,859,905
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AXA 2000 MANAGED           AXA AGGRESSIVE
                                                                    VOLATILITY*                ALLOCATION*
                                                             -------------------------  ------------------------
                                                                 2016          2015         2016         2015
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (553,423) $  (836,884) $   (75,275) $   (92,557)
 Net realized gain (loss) on investments....................    4,608,067    5,344,734    1,011,291    1,473,475
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    9,370,864   (9,440,090)     490,659   (1,925,924)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   13,425,508   (4,932,240)   1,426,675     (545,006)
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,468,967    1,706,378    2,136,082      757,193
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,622,778)    (244,739)      (8,983)  (2,185,450)
 Redemptions for contract benefits and terminations.........   (4,688,715)  (3,907,142)  (1,180,594)    (839,352)
 Contract maintenance charges...............................   (1,203,619)  (1,202,595)      (5,588)      (5,685)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (10,046,145)  (3,648,098)     940,917   (2,273,294)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --           --           --
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    3,379,363   (8,580,338)   2,367,592   (2,818,300)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   74,585,243   83,165,581   18,592,996   21,411,296
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 77,964,606  $74,585,243  $20,960,588  $18,592,996
                                                             ============  ===========  ===========  ===========

                                                                AXA AGGRESSIVE STRATEGY*
                                                             ------------------------------
                                                                  2016            2015
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,687,107) $      (77,084)
 Net realized gain (loss) on investments....................     12,766,549      32,260,410
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    154,770,623     (93,780,235)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    159,850,065     (61,596,909)
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    323,852,731     572,015,259
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     73,685,857     195,914,367
 Redemptions for contract benefits and terminations.........    (47,547,606)    (28,912,489)
 Contract maintenance charges...............................    (36,921,412)    (26,293,351)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    313,069,570     712,723,786
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          9,769          26,740
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    472,929,404     651,153,617
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,236,468,770   1,585,315,153
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,709,398,174  $2,236,468,770
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                 AXA CONSERVATIVE GROWTH
                                                                 AXA BALANCED STRATEGY*                 STRATEGY*
                                                             ------------------------------  ------------------------------
                                                                  2016            2015            2016            2015
                                                             --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (13,538,824) $   (9,225,934) $   (6,242,682) $   (4,770,433)
 Net realized gain (loss) on investments....................     31,730,227      39,915,795      14,154,814      16,862,991
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     95,125,315     (84,028,324)     34,156,942     (34,172,045)
                                                             --------------  --------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    113,316,718     (53,338,463)     42,069,074     (22,079,487)
                                                             --------------  --------------  --------------  --------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    237,268,605     359,304,437     137,012,779     175,792,638
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     66,942,590     101,860,249      50,888,400      28,271,083
 Redemptions for contract benefits and terminations.........   (110,077,413)    (82,221,663)    (59,110,963)    (48,480,841)
 Contract maintenance charges...............................    (41,971,804)    (35,409,543)    (19,288,603)    (16,143,908)
                                                             --------------  --------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    152,161,978     343,533,480     109,501,613     139,438,972
                                                             --------------  --------------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          6,662          36,327           6,990           6,000
                                                             --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    265,485,358     290,231,344     151,577,677     117,365,485
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,525,918,338   2,235,686,994   1,168,746,156   1,051,380,671
                                                             --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,791,403,696  $2,525,918,338  $1,320,323,833  $1,168,746,156
                                                             ==============  ==============  ==============  ==============

                                                                  AXA CONSERVATIVE
                                                                      STRATEGY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (4,537,634) $ (3,566,666)
 Net realized gain (loss) on investments....................    6,302,568     6,322,727
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    8,114,147   (13,594,427)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    9,879,081   (10,838,366)
                                                             ------------  ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   82,588,206    93,860,923
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   68,018,052    62,950,023
 Redemptions for contract benefits and terminations.........  (52,093,572)  (38,586,521)
 Contract maintenance charges...............................  (12,651,231)   (9,975,560)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   85,861,455   108,248,865
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           13            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   95,740,549    97,410,499
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  696,983,927   599,573,428
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $792,724,476  $696,983,927
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA GLOBAL EQUITY
                                                                MANAGED VOLATILITY*         AXA GROWTH STRATEGY*
                                                             ------------------------  ------------------------------
                                                                 2016         2015          2016            2015
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (71,724) $   (80,087) $  (13,282,282) $   (4,611,178)
 Net realized gain (loss) on investments....................     370,788      395,056      34,577,362      49,611,597
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      77,287     (797,838)    178,003,469    (123,376,672)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     376,351     (482,869)    199,298,549     (78,376,253)
                                                             -----------  -----------  --------------  --------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     584,295    1,098,999     367,618,445     617,984,631
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (29,426)      92,885      87,015,772     225,893,474
 Redemptions for contract benefits and terminations.........    (715,547)    (579,017)    (92,964,974)    (55,275,109)
 Contract maintenance charges...............................    (171,719)    (146,681)    (52,436,131)    (40,297,747)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (332,397)     466,186     309,233,112     748,305,249
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --         127,348         (46,918)
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................      43,954      (16,683)    508,659,009     669,882,078
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,879,564   14,896,247   3,107,585,702   2,437,703,624
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,923,518  $14,879,564  $3,616,244,711  $3,107,585,702
                                                             ===========  ===========  ==============  ==============

                                                              AXA INTERNATIONAL CORE
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (136,958) $  (178,140)
 Net realized gain (loss) on investments....................    (161,920)     142,755
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     112,977     (714,434)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (185,901)    (749,819)
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     472,558    1,224,758
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (224,467)     508,010
 Redemptions for contract benefits and terminations.........    (710,162)    (402,775)
 Contract maintenance charges...............................    (154,822)    (148,092)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (616,893)   1,181,901
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         160         (161)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (802,634)     431,921
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,509,282   12,077,361
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,706,648  $12,509,282
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA INTERNATIONAL MANAGED  AXA INTERNATIONAL VALUE
                                                                     VOLATILITY*           MANAGED VOLATILITY*
                                                             --------------------------  ----------------------
                                                                 2016          2015         2016        2015
                                                             ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (251,135) $ (1,731,275) $  (31,052) $  (54,143)
 Net realized gain (loss) on investments....................   (1,460,112)    3,580,076     (68,160)     25,010
 Net change in unrealized appreciation (depreciation) of
   investments..............................................          177    (5,902,713)     49,531    (146,670)
                                                             ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (1,711,070)   (4,053,912)    (49,681)   (175,803)
                                                             ------------  ------------  ----------  ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,157,358     2,301,947      37,701     151,384
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    4,011,819     5,650,173    (378,061)   (132,640)
 Redemptions for contract benefits and terminations.........   (7,117,135)   (6,407,396)   (181,161)   (186,386)
 Contract maintenance charges...............................   (1,853,424)   (1,878,516)       (571)       (683)
                                                             ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (3,801,382)     (333,792)   (522,092)   (168,325)
                                                             ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (5,512,452)   (4,387,704)   (571,773)   (344,128)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  115,260,973   119,648,677   3,686,674   4,030,802
                                                             ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $109,748,521  $115,260,973  $3,114,901  $3,686,674
                                                             ============  ============  ==========  ==========

                                                                AXA LARGE CAP CORE
                                                               MANAGED VOLATILITY*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (26,235) $  (33,092)
 Net realized gain (loss) on investments....................     449,146     405,407
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     230,753    (474,415)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     653,664    (102,100)
                                                             -----------  ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,045,012   1,417,678
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,114,295)   (369,170)
 Redemptions for contract benefits and terminations.........    (319,220)   (345,770)
 Contract maintenance charges...............................    (146,253)   (131,105)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     465,244     571,633
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,118,908     469,533
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,225,477   7,755,944
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 9,344,385  $8,225,477
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA LARGE CAP GROWTH       AXA LARGE CAP VALUE
                                                                MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (204,419) $  (267,419) $    68,070  $   163,880
 Net realized gain (loss) on investments....................   2,013,707    2,256,272     (306,710)     763,334
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (961,153)  (1,465,905)   2,165,533   (2,367,469)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     848,135      522,948    1,926,893   (1,440,255)
                                                             -----------  -----------  -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,318,338    2,962,865    1,734,945    2,865,848
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,301,983)     170,936   (7,512,343)   9,090,516
 Redemptions for contract benefits and terminations.........  (1,328,872)  (1,327,070)  (1,033,007)    (820,919)
 Contract maintenance charges...............................    (367,895)    (322,020)    (257,575)    (243,489)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,680,412)   1,484,711   (7,067,980)  10,891,956
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          348          350
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (832,277)   2,007,659   (5,140,739)   9,452,051
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  23,039,638   21,031,979   29,040,510   19,588,459
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $22,207,361  $23,039,638  $23,899,771  $29,040,510
                                                             ===========  ===========  ===========  ===========

                                                                 AXA MID CAP VALUE
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (16,771) $   (74,904)
 Net realized gain (loss) on investments....................     566,524      560,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,602,284   (1,166,916)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,152,037     (681,404)
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,785,638    3,324,916
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     372,364      193,655
 Redemptions for contract benefits and terminations.........    (665,117)    (527,511)
 Contract maintenance charges...............................    (204,976)    (143,387)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,287,909    2,847,673
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,439,946    2,166,269
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,596,900   10,430,631
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,036,846  $12,596,900
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA MODERATE GROWTH
                                                              AXA MODERATE ALLOCATION*              STRATEGY*
                                                             --------------------------  ------------------------------
                                                                 2016          2015           2016            2015
                                                             ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (467,854) $   (453,547) $  (27,188,673) $  (17,171,619)
 Net realized gain (loss) on investments....................    3,178,838     3,779,218      78,063,071     105,025,230
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,052,024    (5,854,549)    243,051,422    (210,970,238)
                                                             ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    4,763,008    (2,528,878)    293,925,820    (123,116,627)
                                                             ------------  ------------  --------------  --------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   22,676,697    31,558,672     393,743,800     640,342,269
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      208,878    (1,934,964)    104,083,933     192,549,343
 Redemptions for contract benefits and terminations.........   (8,508,376)   (6,108,643)   (215,544,381)   (188,085,210)
 Contract maintenance charges...............................      (26,986)      (23,231)    (88,664,353)    (77,319,803)
                                                             ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   14,350,213    23,491,834     193,618,999     567,486,599
                                                             ------------  ------------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --          80,133          25,034
                                                             ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   19,113,221    20,962,956     487,624,952     444,395,006
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  110,017,879    89,054,923   5,398,721,930   4,954,326,924
                                                             ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $129,131,100  $110,017,879  $5,886,346,882  $5,398,721,930
                                                             ============  ============  ==============  ==============

                                                                 AXA MODERATE-PLUS
                                                                    ALLOCATION*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (208,959) $  (203,908)
 Net realized gain (loss) on investments....................   1,902,231    2,374,144
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,199,660   (3,396,343)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,892,932   (1,226,107)
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,911,889    5,437,985
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,740,905)    (636,486)
 Redemptions for contract benefits and terminations.........  (3,550,319)  (4,336,082)
 Contract maintenance charges...............................     (11,849)     (12,613)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     608,816      452,804
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,501,748     (773,303)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  46,664,173   47,437,476
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $50,165,921  $46,664,173
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA NATURAL RESOURCES*      AXA REAL ESTATE*
                                                             -----------------------  -----------------------
                                                                2016         2015         2016        2015
                                                             ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   60,815  $    48,060  $   (73,466) $  (65,596)
 Net realized gain (loss) on investments....................   (369,890)    (833,873)     167,891      (2,530)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  1,183,238       78,080       79,261    (355,113)
                                                             ----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    874,163     (707,733)     173,686    (423,239)
                                                             ----------  -----------  -----------  ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,306,408      846,918    1,950,985   3,455,011
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,589,318      580,769    1,467,978     691,261
 Redemptions for contract benefits and terminations.........   (186,981)     (90,449)    (451,612)   (354,852)
 Contract maintenance charges...............................       (432)        (226)      (1,336)       (866)
                                                             ----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,708,313    1,337,012    2,966,015   3,790,554
                                                             ----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        128   (4,480,318)          93         123
                                                             ----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  3,582,604   (3,851,039)   3,139,794   3,367,438
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,097,504    5,948,543    9,154,777   5,787,339
                                                             ----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,680,108  $ 2,097,504  $12,294,571  $9,154,777
                                                             ==========  ===========  ===========  ==========

                                                               AXA SMARTBETA EQUITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   167,135  $   149,849
 Net realized gain (loss) on investments....................       3,850       20,136
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     537,832      (39,339)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     708,817      130,646
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     157,151      280,818
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     114,404      106,767
 Redemptions for contract benefits and terminations.........     (49,579)     (12,527)
 Contract maintenance charges...............................          --           --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     221,976      375,058
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     930,793      505,704
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,878,706   11,373,002
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,809,499  $11,878,706
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA ULTRA CONSERVATIVE
                                                                     STRATEGY*            AXA/AB DYNAMIC GROWTH*(E)
                                                             -------------------------  ----------------------------
                                                                 2016          2015          2016           2015
                                                             ------------  -----------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (4,883,946) $    22,268  $   (2,626,341) $   (373,314)
 Net realized gain (loss) on investments....................   26,801,923      310,200       1,169,579        (9,800)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (14,388,779)    (412,209)     11,809,166    (2,009,856)
                                                             ------------  -----------  --------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    7,529,198      (79,741)     10,352,404    (2,392,970)
                                                             ------------  -----------  --------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................        2,325           --     139,038,288   123,023,948
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  210,239,908   45,113,845      48,539,343    26,932,909
 Redemptions for contract benefits and terminations.........  (19,206,372)  (1,351,512)     (3,790,917)     (130,668)
 Contract maintenance charges...............................   (5,398,283)    (135,419)     (2,683,388)           --
                                                             ------------  -----------  --------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  185,637,578   43,626,914     181,103,326   149,826,189
                                                             ------------  -----------  --------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       15,982           31           6,875         5,702
                                                             ------------  -----------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  193,182,758   43,547,204     191,462,605   147,438,921
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   46,147,589    2,600,385     147,438,921            --
                                                             ------------  -----------  --------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $239,330,347  $46,147,589  $  338,901,526  $147,438,921
                                                             ============  ===========  ==============  ============

                                                                 AXA/AB DYNAMIC MODERATE
                                                                         GROWTH*
                                                             ------------------------------
                                                                  2016            2015
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (24,793,730) $  (15,149,098)
 Net realized gain (loss) on investments....................     49,596,538      35,033,582
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     23,958,999     (75,641,494)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     48,761,807     (55,757,010)
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    191,668,008     394,209,546
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (37,308,410)    149,270,437
 Redemptions for contract benefits and terminations.........    (80,892,075)    (60,194,118)
 Contract maintenance charges...............................    (40,190,029)    (33,344,322)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     33,277,494     449,941,543
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         70,230              --
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     82,109,531     394,184,533
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,426,291,319   2,032,106,786
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,508,400,850  $2,426,291,319
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)Units were made available on May 26, 2015.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA/AB SHORT DURATION
                                                                GOVERNMENT BOND*      AXA/AB SMALL CAP GROWTH*
                                                             ----------------------  --------------------------
                                                                2016        2015          2016          2015
                                                             ----------  ----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (18,590) $  (12,817) $    (516,083) $  (651,562)
 Net realized gain (loss) on investments....................       (837)     (2,588)     2,239,221    5,834,568
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        746      (2,590)     3,889,693   (7,432,536)
                                                             ----------  ----------  -------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (18,681)    (17,995)     5,612,831   (2,249,530)
                                                             ----------  ----------  -------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    375,120     830,962      3,667,390    8,934,763
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    286,947    (120,376)     4,117,643    1,270,396
 Redemptions for contract benefits and terminations.........   (148,468)    (85,869)    (2,250,481)  (2,114,688)
 Contract maintenance charges...............................         (2)         --       (310,647)    (281,419)
                                                             ----------  ----------  -------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    513,597     624,717      5,223,905    7,809,052
                                                             ----------  ----------  -------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         13          15            251          251
                                                             ----------  ----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    494,929     606,737     10,836,987    5,559,773
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,167,101     560,364     47,510,594   41,950,821
                                                             ----------  ----------  -------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,662,030  $1,167,101  $  58,347,581  $47,510,594
                                                             ==========  ==========  =============  ===========

                                                               AXA/CLEARBRIDGE LARGE
                                                                    CAP GROWTH*
                                                             -------------------------
                                                                 2016          2015
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,149,720) $(1,386,200)
 Net realized gain (loss) on investments....................   (3,532,963)   5,681,666
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    3,699,486   (4,377,875)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (983,197)     (82,409)
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,769,731    5,259,426
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (10,080,244)  (8,730,976)
 Redemptions for contract benefits and terminations.........   (4,440,202)  (3,445,956)
 Contract maintenance charges...............................     (289,354)    (295,690)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (13,040,069)  (7,213,196)
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --
                                                             ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (14,023,266)  (7,295,605)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   89,723,273   97,018,878
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 75,700,007  $89,723,273
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA/DOUBLELINE
                                                             OPPORTUNISTIC CORE PLUS  AXA/FRANKLIN BALANCED
                                                                    BOND*(E)           MANAGED VOLATILITY*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  122,565  $   19,269  $  101,430  $   79,456
 Net realized gain (loss) on investments....................      3,586         (63)    221,246     249,123
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (69,373)    (37,706)    393,142    (756,057)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     56,778     (18,500)    715,818    (427,478)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  3,908,671   1,366,732     543,801     396,646
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,766,441     249,515     291,404    (218,481)
 Redemptions for contract benefits and terminations.........   (154,255)     (9,668)   (602,961)   (415,114)
 Contract maintenance charges...............................       (177)         --    (101,168)   (108,201)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  5,520,680   1,606,579     131,076    (345,150)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        197          56          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  5,577,655   1,588,135     846,894    (772,628)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,588,135          --   8,763,378   9,536,006
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,165,790  $1,588,135  $9,610,272  $8,763,378
                                                             ==========  ==========  ==========  ==========

                                                              AXA/FRANKLIN SMALL CAP
                                                                   VALUE MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (115,030) $  (137,792)
 Net realized gain (loss) on investments....................     862,831      728,369
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,375,321   (1,479,497)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,123,122     (888,920)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     651,482      671,998
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (583,223)    (291,188)
 Redemptions for contract benefits and terminations.........    (745,840)    (475,580)
 Contract maintenance charges...............................    (143,931)    (145,155)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (821,512)    (239,925)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,301,610   (1,128,845)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,219,625   11,348,470
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,521,235  $10,219,625
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)Units were made available on May 26, 2015.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA/FRANKLIN TEMPLETON
                                                                ALLOCATION MANAGED          AXA/GOLDMAN SACHS
                                                                    VOLATILITY*         STRATEGIC ALLOCATION*(E)
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    20,639  $   (27,385) $ (1,983,829) $   (264,537)
 Net realized gain (loss) on investments....................     315,381      361,160       746,527       (33,706)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     630,809     (951,486)   11,237,298    (1,262,686)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     966,829     (617,711)    9,999,996    (1,560,929)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     237,537      987,759   118,822,352    86,658,687
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (369,272)   2,146,453    56,620,330    25,937,162
 Redemptions for contract benefits and terminations.........  (1,366,488)    (746,155)   (2,313,846)     (143,306)
 Contract maintenance charges...............................     (97,077)     (96,744)   (2,081,226)           --
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,595,300)   2,291,313   171,047,610   112,452,543
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --         6,354         4,263
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (628,471)   1,673,602   181,053,960   110,895,877
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  13,673,408   11,999,806   110,895,877            --
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,044,937  $13,673,408  $291,949,837  $110,895,877
                                                             ===========  ===========  ============  ============

                                                               AXA/INVESCO STRATEGIC
                                                                   ALLOCATION*(E)
                                                             -------------------------
                                                                 2016          2015
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,522,884) $  (207,011)
 Net realized gain (loss) on investments....................      (25,756)     (10,733)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    4,043,494     (815,256)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    2,494,854   (1,033,000)
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   70,743,913   54,489,981
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   24,721,342   12,321,821
 Redemptions for contract benefits and terminations.........   (1,627,825)     (59,700)
 Contract maintenance charges...............................   (1,232,779)          --
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   92,604,651   66,752,102
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        3,472        2,456
                                                             ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   95,102,977   65,721,558
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   65,721,558           --
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $160,824,535  $65,721,558
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)Units were made available on May 26, 2015.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       AXA/LEGG MASON
                                                                                         STRATEGIC
                                                               AXA/JANUS ENTERPRISE*   ALLOCATION*(M) AXA/LOOMIS SAYLES GROWTH*
                                                             ------------------------  -------------- ------------------------
                                                                 2016         2015          2016          2016         2015
                                                             -----------  -----------  -------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (640,244) $  (752,548)  $    36,326   $  (268,046) $  (228,761)
 Net realized gain (loss) on investments....................  (1,251,066)   1,410,638        40,574       407,262     (246,681)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (927,721)  (4,246,435)      289,942     1,158,429    2,129,624
                                                             -----------  -----------   -----------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,819,031)  (3,588,345)      366,842     1,297,645    1,654,182
                                                             -----------  -----------   -----------   -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,644,002    5,356,645    41,223,450     7,150,896    1,883,680
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,862,905)  (2,906,753)   10,018,130    12,435,290    1,944,456
 Redemptions for contract benefits and terminations.........  (2,232,680)  (2,117,265)     (110,957)   (1,400,427)    (710,008)
 Contract maintenance charges...............................    (248,346)    (250,231)      (24,571)      (67,057)     (47,297)
                                                             -----------  -----------   -----------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,699,929)      82,396    51,106,052    18,118,702    3,070,831
                                                             -----------  -----------   -----------   -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        (798)         797         1,899            --           --
                                                             -----------  -----------   -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,519,758)  (3,505,152)   51,474,793    19,416,347    4,725,013
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  49,440,264   52,945,416            --    21,108,668   16,383,655
                                                             -----------  -----------   -----------   -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $43,920,506  $49,440,264   $51,474,793   $40,525,015  $21,108,668
                                                             ===========  ===========   ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on February 22, 2016.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                                                             EQUITY MANAGED VOLATILITY* EQUITY MANAGED VOLATILITY*
                                                             -------------------------  ------------------------
                                                                2016          2015          2016          2015
                                                              ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   31,227    $   19,111   $  (130,110)  $  (269,416)
 Net realized gain (loss) on investments....................    212,425       236,462       469,858       577,034
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    177,345      (404,444)      185,137    (1,009,483)
                                                              ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    420,997      (148,871)      524,885      (701,865)
                                                              ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    575,858       760,423       558,374     1,346,493
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (168,335)     (460,618)       51,630        96,262
 Redemptions for contract benefits and terminations.........   (347,930)      (71,905)     (961,330)     (929,069)
 Contract maintenance charges...............................    (55,010)      (46,678)     (290,518)     (284,794)
                                                              ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      4,583       181,222      (641,844)      228,892
                                                              ----------   ----------   -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           (15)           --            --
                                                              ----------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................    425,580        32,336      (116,959)     (472,973)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,852,334     3,819,998    17,206,770    17,679,743
                                                              ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,277,914    $3,852,334   $17,089,811   $17,206,770
                                                              ==========   ==========   ===========   ===========

                                                                  BLACKROCK GLOBAL
                                                                ALLOCATION V.I. FUND
                                                             -------------------------
                                                                 2016          2015
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (111,118) $  (264,931)
 Net realized gain (loss) on investments....................   (1,921,446)   5,113,859
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    4,661,624   (7,309,508)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    2,629,060   (2,460,580)
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   12,944,593   18,749,035
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (1,556,177)   3,102,315
 Redemptions for contract benefits and terminations.........   (6,079,885)  (4,950,343)
 Contract maintenance charges...............................      (14,661)     (12,799)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    5,293,870   16,888,208
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --
                                                             ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................    7,922,930   14,427,628
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   97,494,343   83,066,715
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $105,417,273  $97,494,343
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                                             OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   17,424  $      279  $  (287,386) $  (307,201)
 Net realized gain (loss) on investments....................    (29,726)     (4,230)   2,743,365    2,268,535
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     85,429     (19,156)    (633,235)  (1,550,186)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     73,127     (23,107)   1,822,744      411,148
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    447,421   1,316,765    3,379,479    5,882,676
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (199,110)    172,733   (2,025,163)   1,451,465
 Redemptions for contract benefits and terminations.........   (158,214)   (267,061)  (1,090,442)  (1,159,701)
 Contract maintenance charges...............................         (4)         --       (5,747)      (4,671)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     90,093   1,222,437      258,127    6,169,769
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --           --        1,004
                                                             ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................    163,220   1,199,330    2,080,871    6,581,921
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,629,619   1,430,289   31,474,397   24,892,476
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,792,839  $2,629,619  $33,555,268  $31,474,397
                                                             ==========  ==========  ===========  ===========

                                                              CHARTER/SM/ AGGRESSIVE
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    (6,689) $    24,253
 Net realized gain (loss) on investments....................    (264,689)      43,282
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     766,286     (612,567)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     494,908     (545,032)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     885,854    2,426,851
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     494,951     (580,904)
 Redemptions for contract benefits and terminations.........    (752,054)    (267,796)
 Contract maintenance charges...............................          --           --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     628,751    1,578,151
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (3,083,306)  (1,000,000)
                                                             -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,959,647)      33,119
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,220,473    7,187,354
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 5,260,826  $ 7,220,473
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              CHARTER/SM/ ALTERNATIVE
                                                                100 MODERATE*(K)(L)    CHARTER/SM/ CONSERVATIVE*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    12,360  $   131,272  $   286,468  $    86,593
 Net realized gain (loss) on investments....................    (971,678)    (113,727)    (136,073)     106,452
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,024,398     (659,827)     748,718     (674,633)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,065,080     (642,282)     899,113     (481,588)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     558,956    1,258,831    9,808,100    7,993,409
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (58,071)   3,888,424    2,849,497    1,639,460
 Redemptions for contract benefits and terminations.........    (937,650)    (412,430)  (1,898,671)  (1,312,539)
 Contract maintenance charges...............................         (64)          --           (5)          --
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (436,829)   4,734,825   10,758,921    8,320,330
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (5,211,872)     954,552          299   (4,184,060)
                                                             -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,583,621)   5,047,095   11,658,333    3,654,682
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,780,869    7,733,774   17,270,252   13,615,570
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,197,248  $12,780,869  $28,928,585  $17,270,252
                                                             ===========  ===========  ===========  ===========

                                                                CHARTER/SM/ GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    18,160  $    (6,754)
 Net realized gain (loss) on investments....................     (58,767)     427,592
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     808,001     (952,417)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     767,394     (531,579)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,059,609    2,775,990
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (726,610)     354,747
 Redemptions for contract benefits and terminations.........    (579,020)    (721,426)
 Contract maintenance charges...............................          (4)          --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (246,025)   2,409,311
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --   (4,313,481)
                                                             -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................     521,369   (2,435,749)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,888,706   14,324,455
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,410,075  $11,888,706
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(k)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
(l)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                CHARTER/SM/ INCOME    CHARTER/SM/ INTEREST RATE
                                                                   STRATEGIES*               STRATEGIES*
                                                             -----------------------  ------------------------
                                                                2016         2015         2016         2015
                                                             ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   98,175  $    96,479  $    73,494  $    55,964
 Net realized gain (loss) on investments....................    (96,969)      76,418     (233,713)     (12,469)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    281,648     (330,549)     438,458     (366,233)
                                                             ----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    282,854     (157,652)     278,239     (322,738)
                                                             ----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    513,604      772,973      428,054      958,273
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,008)     (13,382)  (1,074,471)     (64,480)
 Redemptions for contract benefits and terminations.........   (322,257)    (181,965)    (262,385)    (710,093)
 Contract maintenance charges...............................         --           --           --           --
                                                             ----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    181,339      577,626     (908,802)     183,700
                                                             ----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................   (999,998)  (2,000,000)  (1,099,999)  (2,500,000)
                                                             ----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................   (535,805)  (1,580,026)  (1,730,562)  (2,639,038)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,086,688    6,666,714    5,950,703    8,589,741
                                                             ----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,550,883  $ 5,086,688  $ 4,220,141  $ 5,950,703
                                                             ==========  ===========  ===========  ===========

                                                             CHARTER/SM/ INTERNATIONAL
                                                                  MODERATE*(I)(J)
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   179,251  $   134,758
 Net realized gain (loss) on investments....................    (497,696)     (10,322)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,023,846     (338,034)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     705,401     (213,598)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     131,481      407,281
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     221,075    1,207,579
 Redemptions for contract benefits and terminations.........    (358,060)    (156,640)
 Contract maintenance charges...............................         (24)          --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      (5,528)   1,458,220
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (5,999,998)   7,478,301
                                                             -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,300,125)   8,722,923
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  13,493,099    4,770,176
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,192,974  $13,493,099
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
(j)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         CHARTER/SM/ MODERATE
                                                               CHARTER/SM/ MODERATE*            GROWTH*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   157,767  $    60,120  $   131,401  $    64,640
 Net realized gain (loss) on investments....................     (93,926)     198,608      (87,679)     243,974
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     982,522     (949,343)   1,074,758     (900,346)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,046,363     (690,615)   1,118,480     (591,732)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,619,791    7,313,983    5,749,849   10,378,761
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     562,750    1,208,167     (429,698)    (628,566)
 Redemptions for contract benefits and terminations.........  (2,406,277)  (1,533,428)  (1,383,807)    (835,108)
 Contract maintenance charges...............................        (203)          --         (393)          --
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,776,061    6,988,722    3,935,951    8,915,087
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          36   (4,239,345)          75   (4,291,896)
                                                             -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................   3,822,460    2,058,762    5,054,506    4,031,459
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,789,066   17,730,304   16,802,602   12,771,143
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $23,611,526  $19,789,066  $21,857,108  $16,802,602
                                                             ===========  ===========  ===========  ===========

                                                             CHARTER/SM/ MULTI-SECTOR
                                                                      BOND*
                                                             ----------------------
                                                                2016         2015
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   11,021   $      859
 Net realized gain (loss) on investments....................    (55,298)     (28,119)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     76,568      (24,143)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     32,291      (51,403)
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     64,731       52,390
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (217,583)    (185,053)
 Redemptions for contract benefits and terminations.........   (303,009)     (90,585)
 Contract maintenance charges...............................    (43,812)     (49,615)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (499,673)    (272,863)
                                                             ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --
                                                             ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.......................   (467,382)    (324,266)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,406,092    2,730,358
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,938,710   $2,406,092
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                CHARTER/SM/ REAL      CHARTER/SM/ SMALL CAP
                                                                     ASSETS*                 GROWTH*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016
                                                             ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   77,234  $   28,944  $ (108,731) $  (91,671)
 Net realized gain (loss) on investments....................    (63,278)    (62,674)    435,930     402,819
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    487,829    (515,002)    188,821    (908,503)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    501,785    (548,732)    516,020    (597,355)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    578,625     240,177     652,699   1,163,872
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     13,254    (309,704)   (473,239)     82,730
 Redemptions for contract benefits and terminations.........    (45,997)    (44,426)   (430,474)   (265,705)
 Contract maintenance charges...............................         (3)         --    (146,387)   (132,377)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    545,879    (113,953)   (397,401)    848,520
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................   (500,002)         --          --         152
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    547,662    (662,685)    118,619     251,317
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,094,838   4,757,523   7,878,756   7,627,439
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,642,500  $4,094,838  $7,997,375  $7,878,756
                                                             ==========  ==========  ==========  ==========

                                                               CHARTER/SM/ SMALL CAP
                                                                      VALUE*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    41,174  $   (86,432)
 Net realized gain (loss) on investments....................  (1,807,393)     194,944
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,759,827   (2,406,443)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,993,608   (2,297,931)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     809,509    1,667,804
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,608,293)   9,464,307
 Redemptions for contract benefits and terminations.........    (511,408)    (427,276)
 Contract maintenance charges...............................    (178,583)    (175,650)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,488,775)  10,529,185
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (495,167)   8,231,254
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,340,685   12,109,431
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $19,845,518  $20,340,685
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               CLEARBRIDGE VARIABLE
                                                                 AGGRESSIVE GROWTH      CLEARBRIDGE VARIABLE
                                                                     PORTFOLIO         APPRECIATION PORTFOLIO(A)
                                                             ------------------------  ------------------------
                                                                 2016         2015        2016         2015
                                                             -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (401,630) $  (354,021) $    3,473   $   24,035
 Net realized gain (loss) on investments....................     702,018    4,303,507     165,868       96,011
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (169,269)  (5,940,541)    400,402      (98,684)
                                                             -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     131,119   (1,991,055)    569,743       21,362
                                                             -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,812,725   24,251,053   2,869,490    4,253,012
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,233,572)   8,388,434     608,248      298,809
 Redemptions for contract benefits and terminations.........  (1,643,107)    (883,639)   (216,557)     (61,061)
 Contract maintenance charges...............................      (5,753)      (2,043)     (1,005)          --
                                                             -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,930,293   31,753,805   3,260,176    4,490,760
                                                             -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        2,951         167           30
                                                             -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,061,412   29,765,701   3,830,086    4,512,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  41,163,479   11,397,778   4,512,152           --
                                                             -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $45,224,891  $41,163,479  $8,342,238   $4,512,152
                                                             ===========  ===========  ==========   ==========

                                                               CLEARBRIDGE VARIABLE
                                                                 DIVIDEND STRATEGY
                                                                     PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    55,410  $    74,789
 Net realized gain (loss) on investments....................      77,606      (15,253)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,961,435     (534,630)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,094,451     (475,094)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,259,972    6,851,364
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,840,320    2,791,567
 Redemptions for contract benefits and terminations.........    (575,551)    (272,589)
 Contract maintenance charges...............................      (2,173)        (783)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   7,522,568    9,369,559
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         255          500
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,617,274    8,894,965
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,927,013    3,032,048
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $21,544,287  $11,927,013
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 23, 2015.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              CLEARBRIDGE VARIABLE   DELAWARE VIP(R) DIVERSIFIED
                                                              MID CAP PORTFOLIO(A)        INCOME SERIES
                                                             ----------------------  --------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (26,514) $  (10,259) $   201,862    $  116,584
 Net realized gain (loss) on investments....................     35,210     126,860      (60,091)       65,456
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    270,497    (161,387)      20,284      (443,795)
                                                             ----------  ----------   -----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    279,193     (44,786)     162,055      (261,755)
                                                             ----------  ----------   -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,027,174   1,778,194    2,816,413     4,139,677
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    282,820     535,700    1,281,697       293,010
 Redemptions for contract benefits and terminations.........   (129,492)    (14,407)    (824,956)     (320,093)
 Contract maintenance charges...............................       (495)         --           (1)           --
                                                             ----------  ----------   -----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,180,007   2,299,487    3,273,153     4,112,594
                                                             ----------  ----------   -----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         51          47           --            --
                                                             ----------  ----------   -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,459,251   2,254,748    3,435,208     3,850,839
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,254,748          --    9,930,776     6,079,937
                                                             ----------  ----------   -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,713,999  $2,254,748  $13,365,984    $9,930,776
                                                             ==========  ==========   ===========   ==========

                                                             DELAWARE VIP(R) EMERGING
                                                                 MARKETS SERIES
                                                             -----------------------
                                                                2016         2015
                                                             ----------   ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (3,598)  $  (5,074)
 Net realized gain (loss) on investments....................    (44,797)    (51,971)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    144,453     (80,805)
                                                             ----------   ---------

 Net increase (decrease) in net assets resulting from
   operations...............................................     96,058    (137,850)
                                                             ----------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     54,991     355,815
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    150,935      58,211
 Redemptions for contract benefits and terminations.........    (59,475)    (22,498)
 Contract maintenance charges...............................         --          --
                                                             ----------   ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    146,451     391,528
                                                             ----------   ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS.......................    242,509     253,678
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    791,609     537,931
                                                             ----------   ---------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,034,118   $ 791,609
                                                             ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 23, 2015.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 DELAWARE VIP(R)
                                                                  LIMITED-TERM
                                                                   DIVERSIFIED       EATON VANCE VT FLOATING-
                                                                  INCOME SERIES          RATE INCOME FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   10,989  $   11,258  $   333,963  $   174,576
 Net realized gain (loss) on investments....................     (7,704)      1,997     (106,237)     (43,399)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      7,411     (53,950)     881,207     (443,356)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     10,696     (40,695)   1,108,933     (312,179)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,223,006   1,577,282    5,382,090    5,833,385
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,418     841,090    3,238,601    2,033,576
 Redemptions for contract benefits and terminations.........   (412,586)   (347,422)  (1,400,379)  (1,097,422)
 Contract maintenance charges...............................         (2)         --         (354)          (8)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,678,836   2,070,950    7,219,958    6,769,531
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --        1,788        2,701
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,689,532   2,030,255    8,330,679    6,460,053
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,336,812   4,306,557   12,124,557    5,664,504
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,026,344  $6,336,812  $20,455,236  $12,124,557
                                                             ==========  ==========  ===========  ===========


                                                                    EQ/BLACKROCK
                                                                 BASIC VALUE EQUITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    176,039  $    (42,229)
 Net realized gain (loss) on investments....................    3,650,640     4,628,547
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   15,720,026   (13,987,957)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   19,546,705    (9,401,639)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,058,814    20,890,396
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,616,682)   (2,077,410)
 Redemptions for contract benefits and terminations.........   (5,627,516)   (4,972,424)
 Contract maintenance charges...............................      (20,060)      (17,266)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      794,556    13,823,296
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   20,341,261     4,421,657
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  119,048,149   114,626,492
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $139,389,410  $119,048,149
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                EQ/BOSTON ADVISORS        EQ/CAPITAL GUARDIAN
                                                                  EQUITY INCOME*               RESEARCH*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   174,540  $    51,607  $   (97,325) $  (147,851)
 Net realized gain (loss) on investments....................   2,482,856    2,735,746      889,170      826,834
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     388,294   (3,687,898)     260,501     (635,608)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,045,690     (900,545)   1,052,346       43,375
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,631,410    2,695,317      696,436      908,265
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (677,843)     381,716     (643,589)       7,269
 Redemptions for contract benefits and terminations.........  (1,677,336)  (1,265,756)    (757,661)    (396,573)
 Contract maintenance charges...............................    (151,716)    (151,469)     (96,924)     (89,860)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (875,485)   1,659,808     (801,738)     429,101
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           --        4,949
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,170,205      759,263      250,608      477,425
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  28,588,125   27,828,862   16,641,216   16,163,791
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,758,330  $28,588,125  $16,891,824  $16,641,216
                                                             ===========  ===========  ===========  ===========

                                                                  EQ/COMMON STOCK
                                                                     INDEX*(H)
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    93,630  $    74,800
 Net realized gain (loss) on investments....................     994,879      717,829
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,007,832   (1,100,693)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,096,341     (308,064)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,085,244    6,700,893
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     307,049    3,488,528
 Redemptions for contract benefits and terminations.........  (1,626,179)    (989,547)
 Contract maintenance charges...............................      (5,446)      (3,531)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,760,668    9,196,343
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          98          260
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,857,107    8,888,539
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  28,855,963   19,967,424
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $34,713,070  $28,855,963
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             EQ/CONVERTIBLE SECURITIES*    EQ/CORE BOND INDEX*(G)
                                                             --------------------------  --------------------------
                                                                 2016          2015          2016          2015
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    348,270  $    434,766  $    (57,786) $      7,719
 Net realized gain (loss) on investments....................     (253,167)      301,812     1,514,646       729,040
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      547,998    (1,098,671)   (1,483,684)   (4,134,158)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................      643,101      (362,093)      (26,824)   (3,397,399)
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      148,967       272,855    20,672,131    14,472,296
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (1,786,909)      213,864    14,304,039    15,443,381
 Redemptions for contract benefits and terminations.........      (61,826)      (64,793)  (23,002,472)  (20,306,761)
 Contract maintenance charges...............................           --            --    (4,855,064)   (4,785,800)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,699,768)      421,926     7,118,634     4,823,116
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................   (1,000,000)   (1,999,999)       13,189            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (2,056,667)   (1,940,166)    7,104,999     1,425,717
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   11,735,385    13,675,551   325,034,820   323,609,103
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  9,678,718  $ 11,735,385  $332,139,819  $325,034,820
                                                             ============  ============  ============  ============

                                                                EQ/EMERGING MARKETS
                                                                   EQUITY PLUS*
                                                             ------------------------
                                                                2016         2015
                                                             ----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (18,282) $    (18,992)
 Net realized gain (loss) on investments....................   (227,511)     (393,599)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    479,973       698,069
                                                             ----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    234,180       285,478
                                                             ----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    589,907       862,788
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    940,941      (216,990)
 Redemptions for contract benefits and terminations.........    (95,990)     (101,574)
 Contract maintenance charges...............................       (399)         (272)
                                                             ----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,434,459       543,952
                                                             ----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        107   (11,897,318)
                                                             ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,668,746   (11,067,888)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,519,249    13,587,137
                                                             ----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,187,995  $  2,519,249
                                                             ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(g)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                  EQ/ENERGY ETF*          EQ/EQUITY 500 INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    40,756  $    50,863  $    688,209  $    673,681
 Net realized gain (loss) on investments....................    (681,029)    (200,750)    4,879,352     7,304,849
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,476,051     (878,845)   11,059,146    (9,117,803)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     835,778   (1,028,732)   16,626,707    (1,139,273)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     667,778      713,036    30,257,232    38,352,271
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     753,932      246,513    13,787,460    16,231,526
 Redemptions for contract benefits and terminations.........     (95,742)     (90,925)   (7,320,717)   (5,511,679)
 Contract maintenance charges...............................         (25)          --       (20,713)      (13,315)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,325,943      868,624    36,703,262    49,058,803
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (1,249,999)    (500,001)           12            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     911,722     (660,109)   53,329,981    47,919,530
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   3,482,311    4,142,420   157,241,293   109,321,763
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 4,394,033  $ 3,482,311  $210,571,274  $157,241,293
                                                             ===========  ===========  ============  ============

                                                               EQ/GAMCO MERGERS AND
                                                                   ACQUISITIONS*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (216,566) $  (189,530)
 Net realized gain (loss) on investments....................     784,490      698,708
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     380,421     (361,913)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     948,345      147,265
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,592,194    2,950,109
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      82,713      241,154
 Redemptions for contract benefits and terminations.........    (747,721)    (545,159)
 Contract maintenance charges...............................      (1,741)      (1,471)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     925,445    2,644,633
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,873,790    2,791,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,686,446   11,894,548
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,560,236  $14,686,446
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/GAMCO SMALL COMPANY
                                                                       VALUE*              EQ/GLOBAL BOND PLUS*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,801,432) $ (1,612,340) $    42,337  $  (161,282)
 Net realized gain (loss) on investments....................   10,415,341    14,252,374     (174,098)    (174,319)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   33,842,000   (26,561,351)      67,528     (271,323)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   42,455,909   (13,921,317)     (64,233)    (606,924)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   22,840,066    32,266,354      245,667      662,002
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    2,198,701       275,424      (85,500)    (346,153)
 Redemptions for contract benefits and terminations.........  (10,030,270)   (6,968,162)    (647,233)    (565,981)
 Contract maintenance charges...............................      (32,721)      (27,530)    (115,431)    (112,750)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   14,975,776    25,546,086     (602,497)    (362,882)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          557           125           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   57,432,242    11,624,894     (666,730)    (969,806)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  189,069,027   177,444,133   10,769,132   11,738,938
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $246,501,269  $189,069,027  $10,102,402  $10,769,132
                                                             ============  ============  ===========  ===========

                                                                EQ/HIGH YIELD BOND*
                                                             -------------------------
                                                                 2016         2015
                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   417,227  $    368,055
 Net realized gain (loss) on investments....................    (133,952)      991,346
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     612,556       (73,283)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     895,831     1,286,118
                                                             -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,532,102     2,177,587
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,390,604       797,967
 Redemptions for contract benefits and terminations.........    (586,350)     (344,440)
 Contract maintenance charges...............................      (1,227)         (868)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,335,129     2,630,246
                                                             -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          49   (51,464,714)
                                                             -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,231,009   (47,548,350)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,803,442    55,351,792
                                                             -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,034,451  $  7,803,442
                                                             ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                   EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                                  GOVERNMENT BOND*               INDEX*(D)
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (955,853) $ (1,114,353) $   475,393  $   335,927
 Net realized gain (loss) on investments....................      650,777       694,614   (1,450,788)  (2,086,865)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (997,068)     (875,930)   1,419,862       26,697
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (1,302,144)   (1,295,669)     444,467   (1,724,241)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    4,974,323     4,176,277    4,068,803    5,777,478
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    8,522,551     3,861,107    3,198,377    3,956,745
 Redemptions for contract benefits and terminations.........   (9,224,483)   (9,680,249)  (1,126,933)    (818,579)
 Contract maintenance charges...............................   (1,876,506)   (1,895,838)      (3,415)      (2,460)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    2,395,885    (3,538,703)   6,136,832    8,913,184
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --          150           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    1,093,741    (4,834,372)   6,581,449    7,188,943
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  125,848,591   130,682,963   27,252,522   20,063,579
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $126,942,332  $125,848,591  $33,833,971  $27,252,522
                                                             ============  ============  ===========  ===========

                                                               EQ/INVESCO COMSTOCK*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   352,856  $   258,538
 Net realized gain (loss) on investments....................     563,821    1,242,968
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,918,015   (4,359,809)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   4,834,692   (2,858,303)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,118,380    5,090,432
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,423,180)  (1,719,782)
 Redemptions for contract benefits and terminations.........  (1,903,029)  (1,435,261)
 Contract maintenance charges...............................    (171,725)    (178,886)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,379,554)   1,756,503
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,455,138   (1,101,800)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  34,921,361   36,023,161
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $36,376,499  $34,921,361
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable
(d)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 EQ/JPMORGAN VALUE           EQ/LARGE CAP
                                                                  OPPORTUNITIES*             GROWTH INDEX*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (42,107) $   (80,218) $   (89,345) $  (120,741)
 Net realized gain (loss) on investments....................     876,538      582,059    2,077,786    3,425,633
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,866,043     (931,604)     (90,194)  (2,486,399)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,700,474     (429,763)   1,898,247      818,493
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,129,526    1,959,424    5,535,935    6,818,582
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,370,542      834,271    5,167,536    3,166,187
 Redemptions for contract benefits and terminations.........    (638,613)    (280,923)  (1,369,050)  (1,736,125)
 Contract maintenance charges...............................    (113,448)     (62,138)      (4,655)      (3,339)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,748,007    2,450,634    9,329,766    8,245,305
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           24          452
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,448,481    2,020,871   11,228,037    9,064,250
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,885,925    9,865,054   31,844,860   22,780,610
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,334,406  $11,885,925  $43,072,897  $31,844,860
                                                             ===========  ===========  ===========  ===========

                                                                   EQ/LARGE CAP
                                                                   VALUE INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   202,274  $   287,717
 Net realized gain (loss) on investments....................    (351,721)   1,719,449
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,766,661   (3,393,430)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,617,214   (1,386,264)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,899,484    5,880,980
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,432,720)   6,510,681
 Redemptions for contract benefits and terminations.........    (909,338)    (839,906)
 Contract maintenance charges...............................      (2,724)      (1,770)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,445,298)  11,549,985
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     171,916   10,163,721
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,073,072   18,909,351
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $29,244,988  $29,073,072
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                EQ/MFS
                                                                 EQ/LOW VOLATILITY           INTERNATIONAL
                                                                    GLOBAL ETF*                 GROWTH*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    70,002  $    67,881  $  (123,681) $  (242,056)
 Net realized gain (loss) on investments....................     184,153      226,302      (44,183)     646,675
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      80,528     (251,027)     297,937     (978,284)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     334,683       43,156      130,073     (573,665)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     353,330      339,366    3,320,735    4,701,416
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     252,706      202,393      697,918      888,183
 Redemptions for contract benefits and terminations.........     (85,290)    (177,282)  (1,649,764)  (1,147,561)
 Contract maintenance charges...............................          --           --     (159,908)    (145,753)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     520,746      364,477    2,208,981    4,296,285
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (1,200,000)  (1,500,000)          69           27
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (344,571)  (1,092,367)   2,339,123    3,722,647
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   4,045,849    5,138,216   29,675,613   25,952,966
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 3,701,278  $ 4,045,849  $32,014,736  $29,675,613
                                                             ===========  ===========  ===========  ===========


                                                                 EQ/MID CAP INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (75,640) $  (249,075)
 Net realized gain (loss) on investments....................   4,596,987    1,503,636
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,561,585   (4,377,952)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  10,082,932   (3,123,391)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   7,650,755   14,141,146
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  12,706,331   (2,740,686)
 Redemptions for contract benefits and terminations.........  (2,212,465)  (1,668,962)
 Contract maintenance charges...............................      (6,039)      (4,221)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  18,138,582    9,727,277
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            1
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  28,221,514    6,603,887
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  46,888,607   40,284,720
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $75,110,121  $46,888,607
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                   EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*
                                                             ----------------------------  ------------------------
                                                                  2016           2015          2016         2015
                                                             -------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (2,151,382) $  (1,714,521) $  (324,889) $  (618,547)
 Net realized gain (loss) on investments....................        (1,734)           256      844,909    1,505,894
 Net change in unrealized appreciation (depreciation) of
   investments..............................................         1,714         (1,939)  (1,140,276)  (1,311,008)
                                                             -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (2,151,402)    (1,716,204)    (620,256)    (423,661)
                                                             -------------  -------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   188,403,821    223,829,029    6,871,762   15,675,503
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (146,193,206)  (180,512,508)  (4,778,768)   1,680,727
 Redemptions for contract benefits and terminations.........   (23,786,118)   (19,008,737)  (2,274,889)  (2,045,779)
 Contract maintenance charges...............................      (317,404)      (295,565)    (192,594)    (133,448)
                                                             -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    18,107,093     24,012,219     (374,489)  15,177,003
                                                             -------------  -------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        15,986             --           --          575
                                                             -------------  -------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    15,971,677     22,296,015     (994,745)  14,753,917
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   137,778,905    115,482,890   54,900,279   40,146,362
                                                             -------------  -------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 153,750,582  $ 137,778,905  $53,905,534  $54,900,279
                                                             =============  =============  ===========  ===========

                                                               EQ/PIMCO GLOBAL REAL
                                                                     RETURN*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   508,903  $   10,939
 Net realized gain (loss) on investments....................     107,553      36,970
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     306,508    (378,210)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     922,964    (330,301)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,202,042   3,237,166
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,990,787   1,034,435
 Redemptions for contract benefits and terminations.........    (605,680)   (246,936)
 Contract maintenance charges...............................      (1,130)       (678)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,586,019   4,023,987
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --         125
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,508,983   3,693,811
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,251,419   4,557,608
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,760,402  $8,251,419
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/PIMCO ULTRA SHORT
                                                                       BOND*             EQ/QUALITY BOND PLUS*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (110,347) $  (249,378) $   (72,719) $  (102,883)
 Net realized gain (loss) on investments....................     (71,168)     (66,134)      83,197       49,337
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     378,238     (147,969)     (92,496)    (297,216)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     196,723     (463,481)     (82,018)    (350,762)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,338,703    4,036,583    2,205,483    2,727,508
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,667,591    1,021,239      377,050      766,470
 Redemptions for contract benefits and terminations.........  (3,447,295)  (1,552,668)  (2,120,238)    (755,594)
 Contract maintenance charges...............................     (42,025)     (40,412)    (550,223)    (510,207)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,516,974    3,464,742      (87,928)   2,228,177
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           --          425
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,713,697    3,001,261     (169,946)   1,877,840
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,092,992   26,091,731   26,943,252   25,065,412
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $32,806,689  $29,092,992  $26,773,306  $26,943,252
                                                             ===========  ===========  ===========  ===========

                                                                     EQ/SMALL
                                                                  COMPANY INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $      (209) $  (189,379)
 Net realized gain (loss) on investments....................   2,257,306    1,908,849
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,734,581   (4,337,912)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   7,991,678   (2,618,442)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,047,836   10,711,461
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  14,245,390   (3,482,363)
 Redemptions for contract benefits and terminations.........  (1,803,159)  (1,157,656)
 Contract maintenance charges...............................      (4,120)      (2,930)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  17,485,947    6,068,512
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  25,477,625    3,450,070
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,635,287   26,185,217
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $55,112,912  $29,635,287
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                               EQ/T. ROWE PRICE GROWTH       EQ/UBS GROWTH &
                                                                       STOCK*                    INCOME*
                                                             --------------------------  -----------------------
                                                                 2016          2015         2016         2015
                                                             ------------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,867,829) $ (1,537,363) $  (44,254) $   (54,556)
 Net realized gain (loss) on investments....................    7,713,643     9,080,500     310,262    1,248,712
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (4,774,993)      346,281     295,160   (1,384,661)
                                                             ------------  ------------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    1,070,821     7,889,418     561,168     (190,505)
                                                             ------------  ------------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   19,610,120    25,934,915     708,021    1,136,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    1,390,349     9,490,124      49,057      166,675
 Redemptions for contract benefits and terminations.........   (6,539,260)   (4,057,837)   (369,408)    (304,767)
 Contract maintenance charges...............................     (354,870)     (295,941)   (145,704)    (129,681)
                                                             ------------  ------------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   14,106,339    31,071,261     241,966      868,782
                                                             ------------  ------------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          380         1,122          --           --
                                                             ------------  ------------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   15,177,540    38,961,801     803,134      678,277
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  125,600,171    86,638,370   6,412,014    5,733,737
                                                             ------------  ------------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $140,777,711  $125,600,171  $7,215,148  $ 6,412,014
                                                             ============  ============  ==========  ===========

                                                                    FEDERATED
                                                                 HIGH INCOME BOND
                                                                     FUND II
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   479,870  $  248,210
 Net realized gain (loss) on investments....................    (275,345)   (139,236)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,275,747    (544,329)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,480,272    (435,355)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,256,188   4,049,742
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     568,622   1,071,234
 Redemptions for contract benefits and terminations.........    (773,241)   (767,578)
 Contract maintenance charges...............................          (8)         (5)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,051,561   4,353,393
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,531,833   3,918,038
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,245,117   5,327,079
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,776,950  $9,245,117
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                     FIDELITY(R) VIP ASSET
                                                               FEDERATED KAUFMANN      MANAGER: GROWTH
                                                                     FUND II              PORTFOLIO
                                                             ----------------------  -------------------
                                                                2016        2015        2016       2015
                                                             ----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (45,419) $  (22,637) $  (2,952)  $ (4,663)
 Net realized gain (loss) on investments....................     88,450     142,535     76,445     42,451
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     85,389    (160,811)   (64,890)   (50,416)
                                                             ----------  ----------  ---------   --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    128,420     (40,913)     8,603    (12,628)
                                                             ----------  ----------  ---------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,042,569   1,701,363      1,154     40,809
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (376,206)  1,209,375   (101,184)   (26,197)
 Redemptions for contract benefits and terminations.........   (172,646)    (56,094)   (60,989)   (33,135)
 Contract maintenance charges...............................        (82)         --       (276)      (262)
                                                             ----------  ----------  ---------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    493,635   2,854,644   (161,295)   (18,785)
                                                             ----------  ----------  ---------   --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --         --         --
                                                             ----------  ----------  ---------   --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    622,055   2,813,731   (152,692)   (31,413)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,574,972     761,241    894,492    925,905
                                                             ----------  ----------  ---------   --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,197,027  $3,574,972  $ 741,800   $894,492
                                                             ==========  ==========  =========   ========

                                                             FIDELITY(R) VIP CONTRAFUND(R)
                                                                      PORTFOLIO
                                                             ----------------------------
                                                                 2016           2015
                                                             ------------   ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,024,104)  $   (615,343)
 Net realized gain (loss) on investments....................   10,278,400     12,474,048
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,688,670)   (13,598,666)
                                                             ------------   ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    7,565,626     (1,739,961)
                                                             ------------   ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   13,334,172     25,336,607
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,264,331)    14,035,566
 Redemptions for contract benefits and terminations.........   (6,058,299)    (5,188,661)
 Contract maintenance charges...............................      (20,125)       (16,648)
                                                             ------------   ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,008,583)    34,166,864
                                                             ------------   ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................            6           (124)
                                                             ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    2,557,049     32,426,779
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  139,837,420    107,410,641
                                                             ------------   ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $142,394,469   $139,837,420
                                                             ============   ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             FIDELITY(R) VIP FREEDOM 2015 FIDELITY(R) VIP FREEDOM 2020
                                                                   PORTFOLIO                     PORTFOLIO
                                                             ---------------------------  ---------------------------
                                                                2016           2015          2016           2015
                                                               ---------     ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (2,459)     $     506     $   (2,702)    $    5,964
 Net realized gain (loss) on investments....................    32,073         29,012         77,350         17,891
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (3,041)       (40,086)       (21,926)       (38,710)
                                                               ---------     ---------     ----------     ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    26,573        (10,568)        52,722        (14,855)
                                                               ---------     ---------     ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     9,630          1,239         11,490          4,842
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (130,195)       (28,555)      (152,260)       572,233
 Redemptions for contract benefits and terminations.........   (24,965)       (70,021)       (28,078)      (102,259)
 Contract maintenance charges...............................       (81)           (71)          (210)          (208)
                                                               ---------     ---------     ----------     ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (145,611)       (97,408)      (169,058)       474,608
                                                               ---------     ---------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (119,038)      (107,976)      (116,336)       459,753
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   717,743        825,719      1,161,785        702,032
                                                               ---------     ---------     ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 598,705      $ 717,743     $1,045,449     $1,161,785
                                                               =========     =========     ==========     ==========

                                                             FIDELITY(R) VIP FREEDOM 2025
                                                                   PORTFOLIO
                                                             ---------------------------
                                                                2016           2015
                                                               ----------     --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $      (57)     $  2,464
 Net realized gain (loss) on investments....................     39,780        14,783
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     16,140       (36,696)
                                                               ----------     --------

 Net increase (decrease) in net assets resulting from
   operations...............................................     55,863       (19,449)
                                                               ----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      1,385        18,912
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    228,818        81,256
 Redemptions for contract benefits and terminations.........    (57,319)      (15,361)
 Contract maintenance charges...............................       (198)         (269)
                                                               ----------     --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    172,686        84,538
                                                               ----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    228,549        65,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    981,353       916,264
                                                               ----------     --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,209,902      $981,353
                                                               ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             FIDELITY(R) VIP FREEDOM 2030  FIDELITY(R) VIP MID CAP
                                                                  PORTFOLIO                       PORTFOLIO
                                                             ---------------------------  ------------------------
                                                               2016           2015            2016         2015
                                                               --------       --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,469)      $    185      $  (661,393) $  (624,143)
 Net realized gain (loss) on investments....................   47,530         17,880        2,915,420    5,837,404
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,716)       (32,773)       4,266,691   (7,329,380)
                                                               --------       --------    -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   44,345        (14,708)       6,520,718   (2,116,119)
                                                               --------       --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   72,880          3,000        7,248,442   12,540,704
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    5,485         49,956       (1,025,259)   3,993,064
 Redemptions for contract benefits and terminations.........  (66,021)       (38,922)      (3,492,499)  (2,246,825)
 Contract maintenance charges...............................     (108)          (135)          (9,643)      (7,578)
                                                               --------       --------    -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   12,236         13,899        2,721,041   14,279,365
                                                               --------       --------    -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       --             --               --           --
                                                               --------       --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   56,581           (809)       9,241,759   12,163,246
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  839,001        839,810       59,532,141   47,368,895
                                                               --------       --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $895,582       $839,001      $68,773,900  $59,532,141
                                                               ========       ========    ===========  ===========

                                                             FIDELITY(R) VIP STRATEGIC
                                                                 INCOME PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,955,615  $   949,217
 Net realized gain (loss) on investments....................    (524,459)    (220,227)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,312,793   (3,075,475)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   4,743,949   (2,346,485)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  13,447,173   16,627,428
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   8,467,877    3,821,869
 Redemptions for contract benefits and terminations.........  (3,958,385)  (4,049,988)
 Contract maintenance charges...............................      (7,749)      (5,900)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  17,948,916   16,393,409
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         578           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  22,693,443   14,046,924
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  68,880,300   54,833,376
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $91,573,743  $68,880,300
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        FIRST TRUST/DOW JONES
                                                             FIRST TRUST MULTI INCOME     DIVIDEND & INCOME
                                                              ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
                                                             ----------------------   ------------------------
                                                                2016         2015         2016         2015
                                                             ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   24,898   $   22,719  $   (71,068) $   200,906
 Net realized gain (loss) on investments....................    (12,372)     (14,719)   1,006,571      448,814
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    175,705     (106,882)   1,828,498     (920,684)
                                                             ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    188,231      (98,882)   2,764,001     (270,964)
                                                             ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    671,033    1,600,624    5,394,279    3,871,323
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    416,949      327,862   11,646,593    7,490,434
 Redemptions for contract benefits and terminations.........   (708,275)    (103,261)  (1,667,773)    (851,698)
 Contract maintenance charges...............................       (179)         (73)      (1,848)        (929)
                                                             ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    379,528    1,825,152   15,371,251   10,509,130
                                                             ----------   ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          (50)         493          499
                                                             ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    567,759    1,726,220   18,135,745   10,238,665
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,284,299      558,079   19,926,709    9,688,044
                                                             ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,852,058   $2,284,299  $38,062,454  $19,926,709
                                                             ==========   ==========  ===========  ===========

                                                              FRANKLIN FOUNDING FUNDS
                                                                ALLOCATION VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   449,439  $   256,122
 Net realized gain (loss) on investments....................       7,218      (87,447)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,441,631   (1,539,623)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,898,288   (1,370,948)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,824,513    4,035,321
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,239,272)  (3,750,067)
 Redemptions for contract benefits and terminations.........    (970,618)  (1,153,138)
 Contract maintenance charges...............................      (2,777)      (2,367)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (388,154)    (870,251)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,510,134   (2,241,199)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,143,333   19,384,532
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $18,653,467  $17,143,333
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       FRANKLIN MUTUAL SHARES VIP
                                                             FRANKLIN INCOME VIP FUND            FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 2,590,788  $ 2,465,489  $    86,969   $   236,026
 Net realized gain (loss) on investments....................  (1,941,890)    (431,932)   1,221,227     1,268,249
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   8,146,638   (8,622,262)     467,593    (2,370,516)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   8,795,536   (6,588,705)   1,775,789      (866,241)
                                                             -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  10,662,770   17,434,722      585,302       977,050
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,691,127)  (1,461,761)    (503,877)     (252,990)
 Redemptions for contract benefits and terminations.........  (5,324,947)  (3,850,363)    (909,811)     (548,342)
 Contract maintenance charges...............................      (6,588)      (5,253)      (1,989)       (1,927)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,640,108   12,117,345     (830,375)      173,791
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           5          125           --            --
                                                             -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  10,435,649    5,528,765      945,414      (692,450)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  72,292,900   66,764,135   12,752,394    13,444,844
                                                             -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $82,728,549  $72,292,900  $13,697,808   $12,752,394
                                                             ===========  ===========  ===========   ===========

                                                             FRANKLIN RISING DIVIDENDS
                                                                     VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (23,644) $    14,387
 Net realized gain (loss) on investments....................   5,488,271    4,705,876
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,516,296   (7,090,493)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,980,923   (2,370,230)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,046,647    8,903,106
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   6,377,488       56,304
 Redemptions for contract benefits and terminations.........  (2,245,313)  (1,234,149)
 Contract maintenance charges...............................      (5,633)      (3,811)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  12,173,189    7,721,450
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  19,154,112    5,351,220
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  44,928,554   39,577,334
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $64,082,666  $44,928,554
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             FRANKLIN STRATEGIC INCOME GOLDMAN SACHS VIT MID CAP
                                                                     VIP FUND                 VALUE FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,133,593  $ 2,856,584  $   (86,387) $  (421,156)
 Net realized gain (loss) on investments....................  (2,071,175)    (214,807)    (748,956)   2,801,703
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,450,572   (5,776,078)   4,178,739   (6,018,683)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,512,990   (3,134,301)   3,343,396   (3,638,136)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,372,924   10,031,356    1,978,319    5,242,983
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,657,076)    (740,325)  (2,665,980)    (427,278)
 Redemptions for contract benefits and terminations.........  (3,118,823)  (2,518,722)  (1,287,084)  (1,172,092)
 Contract maintenance charges...............................      (7,734)      (6,411)      (4,781)      (4,387)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (410,709)   6,765,898   (1,979,526)   3,639,226
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,102,281    3,631,597    1,363,870        1,090
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  56,164,484   52,532,887   30,109,802   30,108,712
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $59,266,765  $56,164,484  $31,473,672  $30,109,802
                                                             ===========  ===========  ===========  ===========

                                                              GUGGENHEIM VIF GLOBAL
                                                             MANAGED FUTURES STRATEGY
                                                                      FUND
                                                             ----------------------
                                                                2016         2015
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   63,372   $   17,938
 Net realized gain (loss) on investments....................   (126,066)      76,765
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (346,539)    (167,155)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (409,233)     (72,452)
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    539,608      764,779
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    469,455      288,826
 Redemptions for contract benefits and terminations.........   (197,859)    (154,507)
 Contract maintenance charges...............................        (67)         (71)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    811,137      899,027
                                                             ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    401,904      826,575
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,030,457    1,203,882
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,432,361   $2,030,457
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             GUGGENHEIM VIF MULTI-     HARTFORD CAPITAL
                                                             HEDGE STRATEGIES FUND   APPRECIATION HLS FUND
                                                             --------------------  ------------------------
                                                               2016       2015         2016         2015
                                                             --------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $(12,571)  $ (7,202)  $   (65,901) $   (20,141)
 Net realized gain (loss) on investments....................    7,551      9,886       550,516    1,114,634
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (13,357)     1,067        74,196   (1,268,440)
                                                             --------   --------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (18,377)     3,751       558,811     (173,947)
                                                             --------   --------   -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,283      9,051     2,855,997    5,640,763
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    9,043     98,531      (287,633)   2,825,732
 Redemptions for contract benefits and terminations.........  (19,398)   (23,977)     (335,248)    (233,441)
 Contract maintenance charges...............................     (107)      (101)       (1,216)        (259)
                                                             --------   --------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,179)    83,504     2,231,900    8,232,795
                                                             --------   --------   -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       --         --            71           --
                                                             --------   --------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (19,556)    87,255     2,790,782    8,058,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  901,134    813,879     9,786,120    1,727,272
                                                             --------   --------   -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $881,578   $901,134   $12,576,902  $ 9,786,120
                                                             ========   ========   ===========  ===========

                                                                  HARTFORD GROWTH
                                                              OPPORTUNITIES HLS FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (254,866) $  (124,236)
 Net realized gain (loss) on investments....................   2,262,695    2,192,318
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,177,012)  (1,676,531)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (169,183)     391,551
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,948,915   11,221,519
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      98,533    7,499,257
 Redemptions for contract benefits and terminations.........    (730,853)    (346,155)
 Contract maintenance charges...............................      (2,272)        (465)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   5,314,323   18,374,156
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          58           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,145,198   18,765,707
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,369,420    1,603,713
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $25,514,618  $20,369,420
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             INVESCO V.I. AMERICAN INVESCO V.I. BALANCED-RISK
                                                                FRANCHISE FUND         ALLOCATION FUND
                                                             -------------------   -------------------------
                                                                2016       2015       2016          2015
                                                             ---------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,800)  $ (8,476) $  (61,171)   $  115,537
 Net realized gain (loss) on investments....................    (8,809)    30,477    (246,849)      275,319
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (30,754)   (17,741)    847,335      (636,794)
                                                             ---------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (46,363)     4,260     539,315      (245,938)
                                                             ---------   --------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     9,279      1,701   2,490,639     1,646,558
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (308,998)   469,077   1,834,403       680,494
 Redemptions for contract benefits and terminations.........   (61,333)   (46,394)   (697,876)     (256,018)
 Contract maintenance charges...............................       (82)       (70)         (6)           --
                                                             ---------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (361,134)   424,314   3,627,160     2,071,034
                                                             ---------   --------   ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        --     18,877          87           174
                                                             ---------   --------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (407,497)   447,451   4,166,562     1,825,270
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   902,034    454,583   4,743,345     2,918,075
                                                             ---------   --------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 494,537   $902,034  $8,909,907    $4,743,345
                                                             =========   ========   ==========   ==========

                                                             INVESCO V.I. DIVERSIFIED
                                                                   DIVIDEND FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (85,255) $    88,638
 Net realized gain (loss) on investments....................     887,506      937,843
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,805,732   (1,255,088)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,607,983     (228,607)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   9,093,754    8,862,165
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  17,778,863   13,314,809
 Redemptions for contract benefits and terminations.........  (2,024,280)    (895,477)
 Contract maintenance charges...............................      (5,693)      (2,735)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  24,842,644   21,278,762
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       1,007          704
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  31,451,634   21,050,859
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  37,466,939   16,416,080
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $68,918,573  $37,466,939
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             INVESCO V.I. EQUITY AND INVESCO V.I. GLOBAL HEALTH
                                                                 INCOME FUND(A)             CARE FUND
                                                             ----------------------  -------------------------
                                                                2016        2015        2016          2015
                                                             ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   34,556  $   45,369  $  (41,830)   $  (27,519)
 Net realized gain (loss) on investments....................     93,176     210,600     303,315       301,454
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    928,029    (387,038)   (716,124)     (389,196)
                                                             ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  1,055,761    (131,069)   (454,639)     (115,261)
                                                             ----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  3,431,785   4,174,299     539,964     1,994,687
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    740,019     492,997       1,048       677,512
 Redemptions for contract benefits and terminations.........   (264,255)   (115,186)   (197,569)     (100,703)
 Contract maintenance charges...............................     (1,132)         --         (21)           --
                                                             ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  3,906,417   4,552,110     343,422     2,571,496
                                                             ----------  ----------   ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        167          33          --            --
                                                             ----------  ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  4,962,345   4,421,074    (111,217)    2,456,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,421,074          --   3,502,600     1,046,365
                                                             ----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,383,419  $4,421,074  $3,391,383    $3,502,600
                                                             ==========  ==========   ==========   ==========

                                                             INVESCO V.I. GLOBAL REAL
                                                                    ESTATE FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     1,774  $ 1,488,685
 Net realized gain (loss) on investments....................   2,455,322      987,696
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,234,200)  (5,109,683)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     222,896   (2,633,302)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,324,658   12,125,362
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,896,682)     831,308
 Redemptions for contract benefits and terminations.........  (4,461,484)  (2,619,172)
 Contract maintenance charges...............................     (10,499)      (9,312)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,044,007)  10,328,186
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................      (2,201)       2,199
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (823,312)   7,697,083
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  75,807,089   68,110,006
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $74,983,777  $75,807,089
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 23, 2015.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                   INVESCO V.I.        INVESCO V.I. INTERNATIONAL
                                                                  HIGH YIELD FUND             GROWTH FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   971,657  $ 1,327,352  $   (79,687)  $   (18,781)
 Net realized gain (loss) on investments....................    (764,658)    (356,195)     207,780       514,261
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,876,788   (2,719,220)  (1,017,087)   (2,313,209)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,083,787   (1,748,063)    (888,994)   (1,817,729)
                                                             -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,743,487    6,715,334    4,629,252     8,615,641
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,493,210    3,771,272     (805,626)    1,178,481
 Redemptions for contract benefits and terminations.........  (2,397,701)  (2,151,861)  (1,901,639)   (1,413,848)
 Contract maintenance charges...............................      (3,694)      (2,995)      (6,106)       (5,170)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,835,302    8,331,750    1,915,881     8,375,104
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        (548)         959         (638)        1,040
                                                             -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,918,541    6,584,646    1,026,249     6,558,415
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  31,929,134   25,344,488   42,225,082    35,666,667
                                                             -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $38,847,675  $31,929,134  $43,251,331   $42,225,082
                                                             ===========  ===========  ===========   ===========

                                                             INVESCO V.I. MID CAP CORE
                                                                    EQUITY FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (148,239) $  (128,106)
 Net realized gain (loss) on investments....................     579,101    1,048,305
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     772,118   (1,521,451)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,202,980     (601,252)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,112,583    1,695,220
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (296,056)     (72,917)
 Redemptions for contract benefits and terminations.........    (359,784)    (322,161)
 Contract maintenance charges...............................      (1,999)      (1,642)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     454,744    1,298,500
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,657,724      697,248
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,011,232    9,313,984
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,668,956  $10,011,232
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              INVESCO V.I. SMALL CAP
                                                                    EQUITY FUND          IVY VIP ASSET STRATEGY
                                                             ------------------------  -------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (177,344) $  (150,050) $  (329,332) $   (545,353)
 Net realized gain (loss) on investments....................     349,541    2,473,478   (5,031,561)    6,303,184
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,218,747   (3,270,553)   3,635,368   (10,733,827)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,390,944     (947,125)  (1,725,525)   (4,975,996)
                                                             -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,605,405    3,871,037    1,950,542     6,358,604
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     203,446    1,090,247   (7,052,882)   (7,825,670)
 Redemptions for contract benefits and terminations.........    (590,761)    (662,176)  (2,280,467)   (2,616,615)
 Contract maintenance charges...............................      (1,809)      (1,211)      (5,537)       (5,594)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,216,281    4,297,897   (7,388,344)   (4,089,275)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           --          (201)
                                                             -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,607,225    3,350,772   (9,113,869)   (9,065,472)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,807,270    8,456,498   44,440,948    53,506,420
                                                             -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,414,495  $11,807,270  $35,327,079  $ 44,440,948
                                                             ===========  ===========  ===========  ============

                                                                 IVY VIP DIVIDEND
                                                                   OPPORTUNITIES
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (30,298) $   (25,369)
 Net realized gain (loss) on investments....................     812,671    2,209,195
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (12,857)  (2,775,821)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     769,516     (591,995)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     667,343    1,680,822
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,147,083)    (226,693)
 Redemptions for contract benefits and terminations.........  (1,048,199)  (1,033,968)
 Contract maintenance charges...............................      (2,144)      (2,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,530,083)     418,110
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (760,567)    (173,885)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,126,700   16,300,585
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,366,133  $16,126,700
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        IVY VIP GLOBAL NATURAL
                                                                  IVY VIP ENERGY               RESOURCES
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (427,713) $  (435,438) $   (71,749) $  (149,889)
 Net realized gain (loss) on investments....................  (2,246,177)    (856,717)    (853,450)    (562,069)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  12,839,467   (7,145,987)   2,920,107   (2,100,431)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  10,165,577   (8,438,142)   1,994,908   (2,812,389)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,435,578    5,285,737      667,389    1,167,071
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,933,612    3,358,326      (67,303)    (467,104)
 Redemptions for contract benefits and terminations.........  (1,738,853)  (1,132,292)    (635,431)    (477,585)
 Contract maintenance charges...............................      (4,600)      (3,810)      (1,782)      (1,854)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,625,737    7,507,961      (37,127)     220,528
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        2,451           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  13,791,314     (927,730)   1,957,781   (2,591,861)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  28,438,189   29,365,919    9,117,365   11,709,226
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $42,229,503  $28,438,189  $11,075,146  $ 9,117,365
                                                             ===========  ===========  ===========  ===========

                                                                 IVY VIP HIGH INCOME
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  6,706,418  $  5,308,558
 Net realized gain (loss) on investments....................   (2,326,222)    1,053,597
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   11,112,472   (15,778,535)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   15,492,668    (9,416,380)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,103,676    19,944,211
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,207,398)   (8,861,884)
 Redemptions for contract benefits and terminations.........   (5,089,465)   (4,659,554)
 Contract maintenance charges...............................      (16,240)      (13,771)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,209,427)    6,409,002
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   14,283,241    (3,007,378)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  108,377,845   111,385,223
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $122,661,086  $108,377,845
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                     IVY VIP
                                                                MICRO CAP GROWTH      IVY VIP MID CAP GROWTH
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (25,705) $  (22,064) $  (609,745) $  (623,732)
 Net realized gain (loss) on investments....................     69,796      94,962    2,489,872    4,123,553
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    264,236    (298,687)      91,387   (6,880,319)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    308,327    (225,789)   1,971,514   (3,380,498)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    384,764     565,411    2,917,480    6,772,187
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    203,386     137,541   (1,813,506)     319,717
 Redemptions for contract benefits and terminations.........   (128,115)    (87,893)  (1,687,907)  (1,461,562)
 Contract maintenance charges...............................        (45)         --       (7,990)      (6,998)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    459,990     615,059     (591,923)   5,623,344
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --         499           --           --
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    768,317     389,769    1,379,591    2,242,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,938,587   1,548,818   43,085,381   40,842,535
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,706,904  $1,938,587  $44,464,972  $43,085,381
                                                             ==========  ==========  ===========  ===========

                                                                IVY VIP SCIENCE AND
                                                                    TECHNOLOGY
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (836,584) $  (855,391)
 Net realized gain (loss) on investments....................   2,148,134    4,998,971
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,278,336)  (7,263,347)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      33,214   (3,119,767)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,354,594   14,476,101
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,443,835)   2,485,696
 Redemptions for contract benefits and terminations.........  (2,896,790)  (2,051,779)
 Contract maintenance charges...............................      (7,791)      (6,746)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,993,822)  14,903,272
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,960,608)  11,783,505
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  64,428,214   52,644,709
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $62,467,606  $64,428,214
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                          JANUS ASPEN SERIES
                                                             IVY VIP SMALL CAP GROWTH     BALANCED PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (321,671) $  (308,775) $   261,833  $    36,817
 Net realized gain (loss) on investments....................   1,411,080    3,632,120      230,384      274,413
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (713,586)  (3,631,026)     747,878     (401,284)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     375,823     (307,681)   1,240,095      (90,054)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,120,475    4,898,745   10,740,428   12,398,463
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,979,439)   2,094,299    4,335,231    4,218,057
 Redemptions for contract benefits and terminations.........    (958,153)    (722,938)  (1,724,768)    (535,329)
 Contract maintenance charges...............................      (3,732)      (3,069)         (17)          --
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (820,849)   6,267,037   13,350,874   16,081,191
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          439          510
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (445,026)   5,959,356   14,591,408   15,991,647
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  23,529,472   17,570,116   20,362,945    4,371,298
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $23,084,446  $23,529,472  $34,954,353  $20,362,945
                                                             ===========  ===========  ===========  ===========

                                                                JANUS ASPEN SERIES
                                                              FLEXIBLE BOND PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   261,349  $    71,839
 Net realized gain (loss) on investments....................     (70,381)      16,523
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (293,876)    (232,891)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (102,908)    (144,529)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,348,443    6,058,640
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   4,475,813    1,772,636
 Redemptions for contract benefits and terminations.........    (797,593)    (336,198)
 Contract maintenance charges...............................          (5)          (8)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  12,026,658    7,495,070
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         400          249
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  11,924,150    7,350,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,606,595    3,255,805
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $22,530,745  $10,606,595
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             JANUS ASPEN SERIES INTECH JPMORGAN INSURANCE TRUST
                                                               U.S. LOW VOLATILITY        GLOBAL ALLOCATION
                                                                    PORTFOLIO                PORTFOLIO(F)
                                                             ------------------------  -----------------------
                                                                2016         2015          2016        2015
                                                             ----------   ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   29,425   $   12,574   $   229,431  $   73,542
 Net realized gain (loss) on investments....................    194,848       74,676       (40,066)     23,006
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    172,726      (19,572)      327,780    (240,774)
                                                             ----------   ----------   -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    396,999       67,678       517,145    (144,226)
                                                             ----------   ----------   -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,802,372      994,028     3,598,234   6,807,334
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,984,097      782,038     2,089,093     712,477
 Redemptions for contract benefits and terminations.........   (272,661)     (73,215)     (747,935)    (49,867)
                                                             ----------   ----------   -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  4,513,808    1,702,851     4,939,392   7,469,944
                                                             ----------   ----------   -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        178           28           198         249
                                                             ----------   ----------   -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  4,910,985    1,770,557     5,456,735   7,325,967
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,264,930    1,494,373     7,325,967          --
                                                             ----------   ----------   -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,175,915   $3,264,930   $12,782,702  $7,325,967
                                                             ==========   ==========   ===========  ==========

                                                             JPMORGAN INSURANCE TRUST
                                                             INCOME BUILDER PORTFOLIO(F)
                                                             --------------------------
                                                                2016          2015
                                                              ----------    ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  204,798    $   90,289
 Net realized gain (loss) on investments....................    (11,802)        4,560
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    131,476      (134,991)
                                                              ----------    ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    324,472       (40,142)
                                                              ----------    ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  4,177,944     4,457,789
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,025,141       621,138
 Redemptions for contract benefits and terminations.........   (664,639)     (101,244)
                                                              ----------    ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  4,538,446     4,977,683
                                                              ----------    ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           200
                                                              ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  4,862,918     4,937,741
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,937,741            --
                                                              ----------    ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,800,659    $4,937,741
                                                              ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
(f)Units were made available on July 20, 2015.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 LAZARD RETIREMENT
                                                              EMERGING MARKETS EQUITY   LORD ABBETT SERIES FUND -
                                                                     PORTFOLIO          BOND DEBENTURE PORTFOLIO
                                                             -------------------------  ------------------------
                                                                 2016         2015          2016         2015
                                                             -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (241,282) $   (203,172) $ 2,965,092  $ 2,189,292
 Net realized gain (loss) on investments....................  (2,472,402)   (1,157,869)  (1,022,207)       8,011
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  15,024,229   (15,652,558)   6,211,962   (4,844,686)
                                                             -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  12,310,545   (17,013,599)   8,154,847   (2,647,383)
                                                             -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,952,372    10,456,807   14,911,947   23,790,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,022,824)      (36,037)   3,807,470   19,058,165
 Redemptions for contract benefits and terminations.........  (4,040,668)   (2,677,821)  (3,894,775)  (2,652,998)
 Contract maintenance charges...............................     (11,946)      (11,142)      (6,370)      (3,488)
                                                             -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     876,934     7,731,807   14,818,272   40,191,901
                                                             -----------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            --          244        1,500
                                                             -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  13,187,479    (9,281,792)  22,973,363   37,546,018
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  64,610,925    73,892,717   70,166,607   32,620,589
                                                             -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $77,798,404  $ 64,610,925  $93,139,970  $70,166,607
                                                             ===========  ============  ===========  ===========

                                                             LORD ABBETT SERIES FUND -
                                                             CLASSIC STOCK PORTFOLIO
                                                             ------------------------
                                                                2016         2015
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (17,017)  $  (33,823)
 Net realized gain (loss) on investments....................     66,030      834,365
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    391,198     (910,865)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    440,211     (110,323)
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     83,182      372,217
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (387,184)    (782,820)
 Redemptions for contract benefits and terminations.........   (171,563)    (147,306)
 Contract maintenance charges...............................       (655)        (673)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (476,220)    (558,582)
                                                             ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --        1,499
                                                             ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (36,009)    (667,406)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,402,468    5,069,874
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,366,459   $4,402,468
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             LORD ABBETT SERIES FUND -
                                                              GROWTH OPPORTUNITIES     MFS(R) INTERNATIONAL VALUE
                                                                    PORTFOLIO                   PORTFOLIO
                                                             ------------------------  --------------------------
                                                                2016         2015          2016          2015
                                                             ----------   ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (66,050)  $  (61,807)  $   (367,298) $    554,400
 Net realized gain (loss) on investments....................   (223,679)     412,718      6,083,820     2,992,615
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    274,945     (304,397)    (2,205,784)      572,426
                                                             ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (14,784)      46,514      3,510,738     4,119,441
                                                             ----------   ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     79,919      260,141     22,622,179    32,157,785
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (196,535)   1,407,742      7,011,465    18,483,719
 Redemptions for contract benefits and terminations.........   (292,649)    (222,600)    (6,407,483)   (4,462,323)
 Contract maintenance charges...............................       (666)        (692)       (19,950)      (14,471)
                                                             ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (409,931)   1,444,591     23,206,211    46,164,710
                                                             ----------   ----------   ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --              5         6,001
                                                             ----------   ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (424,715)   1,491,105     26,716,954    50,290,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,802,016    3,310,911    145,536,332    95,246,180
                                                             ----------   ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,377,301   $4,802,016   $172,253,286  $145,536,332
                                                             ==========   ==========   ============  ============

                                                              MFS(R) INVESTORS TRUST
                                                                      SERIES
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (81,400) $   (63,188)
 Net realized gain (loss) on investments....................   1,222,290    1,212,690
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (472,727)  (1,294,972)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     668,163     (145,470)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     626,672    1,683,306
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (129,903)     527,382
 Redemptions for contract benefits and terminations.........    (695,308)    (517,142)
 Contract maintenance charges...............................      (1,246)        (964)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (199,785)   1,692,582
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     468,378    1,547,112
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,810,107    8,262,995
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,278,485  $ 9,810,107
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               MFS(R) MASSACHUSETTS
                                                              INVESTORS GROWTH STOCK
                                                                  PORTFOLIO(B)(C)      MFS(R) RESEARCH SERIES
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (106,239) $   (80,710) $   (9,039) $   (7,587)
 Net realized gain (loss) on investments....................   1,119,802        6,919     130,600      71,944
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (607,415)    (572,947)    (23,088)    (69,921)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     406,148     (646,738)     98,473      (5,564)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     766,448      627,724     438,898     363,019
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     639,685   10,091,695      38,240     132,992
 Redemptions for contract benefits and terminations.........    (520,799)    (472,926)    (20,238)   (146,047)
 Contract maintenance charges...............................      (1,402)        (971)         (2)         --
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     883,932   10,245,522     456,898     349,964
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          58          (6)
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,290,080    9,598,784     555,429     344,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,598,784           --   1,156,571     812,177
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,888,864  $ 9,598,784  $1,712,000  $1,156,571
                                                             ===========  ===========  ==========  ==========

                                                                 MFS(R) TECHNOLOGY
                                                                     PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (291,174) $  (249,034)
 Net realized gain (loss) on investments....................   1,743,950    1,436,325
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (89,099)     299,968
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,363,677    1,487,259
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     336,507    1,479,712
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,509,846    1,814,118
 Redemptions for contract benefits and terminations.........    (912,667)    (669,892)
 Contract maintenance charges...............................      (3,396)      (2,820)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     930,290    2,621,118
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,293,967    4,108,377
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,550,838   15,442,461
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $21,844,805  $19,550,838
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on March 27, 2015.
(c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              MFS(R) UTILITIES SERIES     MFS(R) VALUE SERIES
                                                             -------------------------  -----------------------
                                                                 2016         2015          2016        2015
                                                             -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,063,761  $  1,235,705  $    86,859  $   30,024
 Net realized gain (loss) on investments....................    (569,595)    3,718,739      815,625     231,642
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,568,232   (12,713,621)     282,281    (354,863)
                                                             -----------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   4,062,398    (7,759,177)   1,184,765     (93,197)
                                                             -----------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,892,162    10,649,226    4,708,293   2,379,233
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,349,981)      306,119    2,564,364   1,090,628
 Redemptions for contract benefits and terminations.........  (1,953,253)   (2,404,895)    (353,341)   (152,902)
 Contract maintenance charges...............................      (5,903)       (4,607)          (8)         --
                                                             -----------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     583,025     8,545,843    6,919,308   3,316,959
                                                             -----------  ------------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --         1,999          237          52
                                                             -----------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,645,423       788,665    8,104,310   3,223,814
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  41,833,542    41,044,877    5,699,597   2,475,783
                                                             -----------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $46,478,965  $ 41,833,542  $13,803,907  $5,699,597
                                                             ===========  ============  ===========  ==========

                                                              MULTIMANAGER AGGRESSIVE
                                                                      EQUITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (118,927) $  (169,217)
 Net realized gain (loss) on investments....................     765,424      462,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (413,767)    (157,134)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     232,730      135,670
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,458,764    3,829,129
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (618,964)  (1,286,811)
 Redemptions for contract benefits and terminations.........    (620,789)    (277,768)
 Contract maintenance charges...............................    (213,657)    (189,694)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................       5,354    2,074,856
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     238,084    2,210,526
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  13,293,123   11,082,597
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,531,207  $13,293,123
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                           MULTIMANAGER MID CAP
                                                               MULTIMANAGER CORE BOND*            GROWTH*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    598,445  $    472,229  $  (218,070) $  (223,825)
 Net realized gain (loss) on investments....................   (1,361,834)     (892,110)  (1,104,507)   1,126,816
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    1,848,468    (1,092,014)   2,095,870   (1,480,144)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    1,085,079    (1,511,895)     773,293     (577,153)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    6,797,717    12,136,874    1,229,772    2,981,545
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (3,622,447)    5,235,748     (824,440)   1,160,330
 Redemptions for contract benefits and terminations.........   (6,213,388)   (5,525,233)    (960,117)    (438,880)
 Contract maintenance charges...............................   (2,165,998)   (1,990,414)    (226,835)    (207,297)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,204,116)    9,856,975     (781,620)   3,495,698
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           699           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,119,037)    8,345,779       (8,327)   2,918,545
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  106,215,895    97,870,116   16,489,904   13,571,359
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $102,096,858  $106,215,895  $16,481,577  $16,489,904
                                                             ============  ============  ===========  ===========

                                                               MULTIMANAGER MID CAP
                                                                      VALUE*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     7,794  $  (71,879)
 Net realized gain (loss) on investments....................     518,176     302,942
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,553,764    (926,739)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,079,734    (695,676)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     765,093   1,347,341
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   6,879,166     (44,655)
 Redemptions for contract benefits and terminations.........    (659,763)   (287,745)
 Contract maintenance charges...............................    (143,645)   (131,520)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   6,840,851     883,421
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         175          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   8,920,760     187,745
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,420,390   9,232,645
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $18,341,150  $9,420,390
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                          NEUBERGER BERMAN
                                                                                           ABSOLUTE RETURN
                                                                   MULTIMANAGER             MULTI-MANAGER
                                                                    TECHNOLOGY*               PORTFOLIO
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (272,694) $  (169,849) $  (23,725) $  (15,638)
 Net realized gain (loss) on investments....................   1,747,490    1,532,672     (40,515)     18,598
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     174,046     (802,907)     34,080    (102,975)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,648,842      559,916     (30,160)   (100,015)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,343,904    5,232,328     570,004   1,010,641
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,472,145      282,148    (113,080)    170,093
 Redemptions for contract benefits and terminations.........    (884,969)    (360,095)    (85,840)   (174,287)
 Contract maintenance charges...............................    (206,204)    (164,082)       (166)        (58)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   7,724,876    4,990,299     370,918   1,006,389
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         297           70          14          12
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,374,015    5,550,285     340,772     906,386
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  15,001,597    9,451,312   1,537,200     630,814
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $24,375,612  $15,001,597  $1,877,972  $1,537,200
                                                             ===========  ===========  ==========  ==========

                                                                NEUBERGER BERMAN
                                                                  INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (18,399) $   (3,183)
 Net realized gain (loss) on investments....................      3,351       7,621
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (64,591)    (61,552)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (79,639)    (57,114)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    350,384   1,218,054
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    486,367     534,596
 Redemptions for contract benefits and terminations.........   (116,537)    (40,197)
 Contract maintenance charges...............................       (278)       (115)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    719,936   1,712,338
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --         326
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    640,297   1,655,550
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,421,996     766,446
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,062,293  $2,421,996
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                       PIMCO
                                                              COMMODITYREALRETURN(R)    PIMCO EMERGING MARKETS
                                                                STRATEGY PORTFOLIO          BOND PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (67,482) $   528,794  $   701,075  $   720,991
 Net realized gain (loss) on investments....................  (3,468,907)  (2,267,468)    (683,117)    (488,310)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,505,289   (3,787,950)   1,953,535     (936,822)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,968,900   (5,526,624)   1,971,493     (704,141)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,446,758    2,280,637    1,103,260    1,133,794
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (265,802)     633,021     (455,557)  (1,288,304)
 Redemptions for contract benefits and terminations.........  (1,108,509)    (773,315)  (1,144,407)  (1,077,350)
 Contract maintenance charges...............................      (2,452)      (2,415)      (2,644)      (2,642)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      69,995    2,137,928     (499,348)  (1,234,502)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           44          352
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,038,895   (3,388,696)   1,472,189   (1,938,291)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  15,592,418   18,981,114   17,660,985   19,599,276
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,631,313  $15,592,418  $19,133,174  $17,660,985
                                                             ===========  ===========  ===========  ===========

                                                                 PIMCO GLOBAL
                                                                BOND PORTFOLIO
                                                                  (UNHEDGED)
                                                             --------------------
                                                                2016       2015
                                                             ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    2,441  $  3,642
 Net realized gain (loss) on investments....................    (18,472)  (19,772)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     15,365   (23,092)
                                                             ----------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................       (666)  (39,222)
                                                             ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    550,360   346,300
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    223,779    90,575
 Redemptions for contract benefits and terminations.........    (95,799)  (13,444)
 Contract maintenance charges...............................        (27)       --
                                                             ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    678,313   423,431
                                                             ----------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --        11
                                                             ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    677,647   384,220
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    937,813   553,593
                                                             ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,615,460  $937,813
                                                             ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                     PIMCO
                                                              GLOBAL MULTI-ASSET
                                                              MANAGED ALLOCATION       PIMCO REAL RETURN
                                                                   PORTFOLIO               PORTFOLIO
                                                             --------------------  ------------------------
                                                                2016       2015        2016         2015
                                                             ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   15,609  $  8,615  $   428,185  $ 1,601,678
 Net realized gain (loss) on investments....................    (28,911)      145   (1,460,007)  (1,341,404)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     43,051   (35,307)   3,177,703   (3,006,707)
                                                             ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     29,749   (26,547)   2,145,881   (2,746,433)
                                                             ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    205,870   290,270    2,875,991    5,673,138
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    303,083   431,411   (3,418,756)  (6,383,108)
 Redemptions for contract benefits and terminations.........    (58,359)   (9,194)  (3,828,040)  (3,004,867)
 Contract maintenance charges...............................         --        --      (10,109)      (9,619)
                                                             ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    450,594   712,487   (4,380,914)  (3,724,456)
                                                             ----------  --------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --        --           (6)          --
                                                             ----------  --------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    480,343   685,940   (2,235,039)  (6,470,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    794,777   108,837   60,750,172   67,221,061
                                                             ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,275,120  $794,777  $58,515,133  $60,750,172
                                                             ==========  ========  ===========  ===========


                                                                 PIMCO TOTAL RETURN
                                                                      PORTFOLIO
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    857,971  $  4,852,295
 Net realized gain (loss) on investments....................   (1,152,374)    1,143,057
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,036,856    (7,526,900)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    1,742,453    (1,531,548)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   18,643,788    22,153,599
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    4,132,981    (6,470,944)
 Redemptions for contract benefits and terminations.........   (9,214,231)   (7,187,881)
 Contract maintenance charges...............................      (19,221)      (17,425)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   13,543,317     8,477,349
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          181         2,201
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   15,285,951     6,948,002
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  139,197,000   132,248,998
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $154,482,951  $139,197,000
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         PROFUND VP
                                                               PROFUND VP BEAR         BIOTECHNOLOGY
                                                             ------------------  -------------------------
                                                               2016      2015        2016          2015
                                                             --------  --------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (3,830) $ (4,101) $   (671,898) $  (741,958)
 Net realized gain (loss) on investments....................  (30,472)  (74,019)    1,854,398    4,588,500
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,316)   58,743   (10,461,247)  (3,804,914)
                                                             --------  --------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (45,618)  (19,377)   (9,278,747)      41,628
                                                             --------  --------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    2,821    14,321     3,834,072   12,703,812
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   21,070      (395)   (5,692,226)   5,247,228
 Redemptions for contract benefits and terminations.........   (8,159)  (89,192)   (1,893,700)  (1,786,633)
 Contract maintenance charges...............................      (65)      (86)       (6,703)      (4,864)
                                                             --------  --------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   15,667   (75,352)   (3,758,557)  16,159,543
                                                             --------  --------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       --        --            --           --
                                                             --------  --------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (29,951)  (94,729)  (13,037,304)  16,201,171
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  243,934   338,663    56,406,832   40,205,661
                                                             --------  --------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $213,983  $243,934  $ 43,369,528  $56,406,832
                                                             ========  ========  ============  ===========

                                                               PUTNAM VT ABSOLUTE
                                                                 RETURN 500 FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   41,415  $  (12,743)
 Net realized gain (loss) on investments....................    (23,402)     15,676
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (23,098)    (33,071)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (5,085)    (30,138)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    398,730     816,249
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    295,296     550,501
 Redemptions for contract benefits and terminations.........   (170,342)   (333,369)
 Contract maintenance charges...............................         (1)         --
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    523,683   1,033,381
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         15          16
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    518,613   1,003,259
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,626,684     623,425
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,145,297  $1,626,684
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              PUTNAM VT DIVERSIFIED  PUTNAM VT GLOBAL ASSET  PUTNAM VT RESEARCH
                                                                   INCOME FUND         ALLOCATION FUND(F)         FUND(F)
                                                             ----------------------  ----------------------  -----------------
                                                                2016        2015        2016        2015       2016      2015
                                                             ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  217,816  $  195,330  $   11,616  $   (2,963) $     (8) $   (18)
 Net realized gain (loss) on investments....................   (303,889)   (137,553)     97,431         119       658       --
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    491,303    (192,715)     15,367       4,425    11,401      291
                                                             ----------  ----------  ----------  ----------  --------  -------

 Net increase (decrease) in net assets resulting from
   operations...............................................    405,230    (134,938)    124,414       1,581    12,051      273
                                                             ----------  ----------  ----------  ----------  --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    922,815   2,135,545     932,474     365,378    83,326   14,563
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,939,773     924,608     (69,357)    837,101    15,428       --
 Redemptions for contract benefits and terminations.........   (457,976)   (121,213)    (65,108)     (6,203)  (12,006)      --
 Contract maintenance charges...............................       (365)       (127)         --          --        (2)      --
                                                             ----------  ----------  ----------  ----------  --------  -------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,404,247   2,938,813     798,009   1,196,276    86,746   14,563
                                                             ----------  ----------  ----------  ----------  --------  -------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        137         113          30          37        --       --
                                                             ----------  ----------  ----------  ----------  --------  -------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,809,614   2,803,988     922,453   1,197,894    98,797   14,836
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,814,540   2,010,552   1,197,894          --    14,836       --
                                                             ----------  ----------  ----------  ----------  --------  -------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,624,154  $4,814,540  $2,120,347  $1,197,894  $113,633  $14,836
                                                             ==========  ==========  ==========  ==========  ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
(f)Units were made available on July 20, 2015.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              QS LEGG MASON DYNAMIC
                                                               MULTI-STRATEGY VIT        SEI VP BALANCED
                                                                    PORTFOLIO             STRATEGY FUND
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (15,596) $  (17,750) $   72,309  $   22,689
 Net realized gain (loss) on investments....................   (108,575)     (8,964)     81,438      43,977
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     59,407    (284,155)    206,720    (323,509)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (64,764)   (310,869)    360,467    (256,843)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    775,758   2,045,111   1,566,701   2,796,898
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (955,025)  1,316,218     505,784     475,075
 Redemptions for contract benefits and terminations.........   (225,462)   (131,761)   (335,645)   (209,109)
 Contract maintenance charges...............................       (568)       (274)         (2)         --
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (405,297)  3,229,294   1,736,838   3,062,864
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         19         100          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (470,042)  2,918,525   2,097,305   2,806,021
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,623,384     704,859   5,081,891   2,275,870
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,153,342  $3,623,384  $7,179,196  $5,081,891
                                                             ==========  ==========  ==========  ==========

                                                               SEI VP CONSERVATIVE
                                                                  STRATEGY FUND
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    38,796  $   39,635
 Net realized gain (loss) on investments....................     (31,199)     59,929
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     226,563    (246,414)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     234,160    (146,850)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,032,301   4,278,873
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,515,236      71,026
 Redemptions for contract benefits and terminations.........  (2,501,489)   (482,500)
 Contract maintenance charges...............................          --          --
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,046,048   3,867,399
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         199          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,280,407   3,720,549
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,809,371   5,088,822
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,089,778  $8,809,371
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              SEI VP MARKET GROWTH     SEI VP MARKET PLUS
                                                                  STRATEGY FUND           STRATEGY FUND
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   65,350  $    2,930  $   12,911  $   (3,308)
 Net realized gain (loss) on investments....................    190,987     118,555      19,436      20,580
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    197,059    (487,446)     93,309     (99,574)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    453,396    (365,961)    125,656     (82,302)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,181,757   2,252,783     309,166     637,097
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (444,563)    184,720      94,273      12,629
 Redemptions for contract benefits and terminations.........   (398,283)   (287,083)   (245,730)    (62,934)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    338,911   2,150,420     157,709     586,792
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         10           6         351          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    792,317   1,784,465     283,716     504,490
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,695,286   4,910,821   1,496,706     992,216
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,487,603  $6,695,286  $1,780,422  $1,496,706
                                                             ==========  ==========  ==========  ==========

                                                                 SEI VP MODERATE
                                                                  STRATEGY FUND
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   111,915  $   68,607
 Net realized gain (loss) on investments....................      23,806      81,772
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     414,479    (343,086)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     550,200    (192,707)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,058,838   4,231,397
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (160,621)    327,921
 Redemptions for contract benefits and terminations.........  (1,582,422)   (311,617)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,315,795   4,247,701
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,865,995   4,054,994
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,277,532   4,222,538
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,143,527  $8,277,532
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                               INCOME PORTFOLIO-II      SCIENCES PORTFOLIO-II
                                                             ----------------------  --------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   31,899  $    9,761  $ (1,627,407) $ (1,531,480)
 Net realized gain (loss) on investments....................    341,550      68,042     5,210,086    14,487,492
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    184,138    (248,669)  (18,780,280)   (5,347,224)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    557,587    (170,866)  (15,197,601)    7,608,788
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,346,381     947,846    14,615,778    33,652,750
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    504,654      22,169    (7,067,543)   14,354,754
 Redemptions for contract benefits and terminations.........   (251,476)   (171,722)   (5,359,180)   (4,070,531)
 Contract maintenance charges...............................        (44)         --       (14,866)      (10,269)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,599,515     798,293     2,174,189    43,926,704
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        116         124            --         1,302
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,157,218     627,551   (13,023,412)   51,536,794
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,410,898   1,783,347   127,537,220    76,000,426
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,568,116  $2,410,898  $114,513,808  $127,537,220
                                                             ==========  ==========  ============  ============

                                                               TEMPLETON DEVELOPING
                                                                 MARKETS VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (81,053) $    51,906
 Net realized gain (loss) on investments....................  (1,656,179)     636,250
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,568,385   (2,540,272)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     831,153   (1,852,116)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     621,764    1,204,190
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   6,546,726      343,128
 Redemptions for contract benefits and terminations.........    (386,760)    (344,905)
 Contract maintenance charges...............................      (1,881)      (1,292)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   6,779,849    1,201,121
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,611,002     (650,995)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,558,529    8,209,524
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,169,531  $ 7,558,529
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                     TEMPLETON          TEMPLETON GLOBAL BOND VIP
                                                                 FOREIGN VIP FUND                 FUND
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    40,045  $   205,697  $ (1,896,247) $  9,017,563
 Net realized gain (loss) on investments....................    (334,651)     335,375    (4,702,560)   (2,100,224)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     678,766   (1,395,950)    8,433,752   (15,207,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     384,160     (854,878)    1,834,945    (8,289,740)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     140,563      687,739    13,362,335    27,457,280
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,167,509)     474,542   (11,655,568)   (5,618,103)
 Redemptions for contract benefits and terminations.........    (492,292)    (426,000)   (8,729,493)   (7,019,805)
 Contract maintenance charges...............................      (1,176)      (1,307)      (17,840)      (16,456)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,520,414)     734,974    (7,040,566)   14,802,916
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................     (10,368)      10,367            --            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,146,622)    (109,537)   (5,205,621)    6,513,176
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,524,788    9,634,325   140,278,928   133,765,752
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,378,166  $ 9,524,788  $135,073,307  $140,278,928
                                                             ===========  ===========  ============  ============

                                                                    TEMPLETON
                                                                 GROWTH VIP FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   11,974  $   25,359
 Net realized gain (loss) on investments....................     86,074      35,599
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     37,410    (223,203)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    135,458    (162,245)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     40,739      32,800
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (92,366)     (2,583)
 Redemptions for contract benefits and terminations.........   (129,982)    (96,900)
 Contract maintenance charges...............................       (278)       (300)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (181,887)    (66,983)
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (46,429)   (229,228)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,915,031   2,144,259
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,868,602  $1,915,031
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                            VANECK VIP
                                                                                           UNCONSTRAINED
                                                               VANECK VIP GLOBAL HARD    EMERGING MARKETS
                                                                    ASSETS FUND              BOND FUND
                                                             -------------------------  ------------------
                                                                 2016         2015        2016      2015
                                                             -----------  ------------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (260,359) $   (376,107) $ (8,159) $ 15,490
 Net realized gain (loss) on investments....................  (4,483,545)   (2,519,607)  (14,857)  (55,141)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  13,223,015    (7,510,829)   53,813   (29,050)
                                                             -----------  ------------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   8,479,111   (10,406,543)   30,797   (68,701)
                                                             -----------  ------------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,311,378     3,209,472   183,861   159,655
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,515,063    (2,156,773)   23,452   182,583
 Redemptions for contract benefits and terminations.........  (1,686,230)     (921,453)  (58,451)  (17,750)
 Contract maintenance charges...............................      (4,563)       (4,687)       --        --
                                                             -----------  ------------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,135,648       126,559   148,862   324,488
                                                             -----------  ------------  --------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            --         5       (20)
                                                             -----------  ------------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................  10,614,759   (10,279,984)  179,664   255,767
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,471,138    29,751,122   576,234   320,467
                                                             -----------  ------------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,897  $ 19,471,138  $755,898  $576,234
                                                             ===========  ============  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE......................       B          109      (51)      58       138      (25)     113

7TWELVE/TM/ BALANCED PORTFOLIO....................    CLASS 4       472   (1,310)    (838)    1,333   (1,655)    (322)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.........       B           25      (38)     (13)       41      (24)      17

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...........       B           48      (11)      37        14       (1)      13

AB VPS GROWTH AND INCOME PORTFOLIO................       B          175      (17)     158       109       (1)     108

AB VPS INTERNATIONAL GROWTH PORTFOLIO.............       B           46     (122)     (76)      157     (114)      43

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...........       B          290      (56)     234       169      (24)     145

AB VPS SMALL/MID CAP VALUE PORTFOLIO..............       B          167      (39)     128       125      (18)     107

ALL ASSET AGGRESSIVE-ALT 25.......................       B          210     (172)      38       316      (73)     243

ALL ASSET AGGRESSIVE-ALT 50.......................       B           30       (2)      28        20       (5)      15

ALL ASSET AGGRESSIVE-ALT 75.......................       B           92      (52)      40        23       (5)      18

ALL ASSET GROWTH-ALT 20...........................       A          275     (103)     172       330     (115)     215

ALL ASSET MODERATE GROWTH-ALT 15..................       B          332     (142)     190       586     (230)     356

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..   CLASS III      131      (21)     110        48       --       48

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....   CLASS II       198      (97)     101       224     (105)     119

AMERICAN CENTURY VP LARGE COMPANY VALUE...........   CLASS II         9      (35)     (26)       20      (16)       4

AMERICAN CENTURY VP MID CAP VALUE FUND............   CLASS II     2,005     (417)   1,588     1,651     (263)   1,388

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................    CLASS 4     1,325     (311)   1,014       857     (155)     702

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..    CLASS 4     1,834     (492)   1,342     1,809     (189)   1,620

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................    CLASS 4       197      (55)     142       164      (49)     115

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................    CLASS 4       216     (210)       6       779     (306)     473

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................    CLASS 4       235     (101)     134       305      (70)     235

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/.......................    CLASS 4       130      (88)      42       206      (59)     147

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................   CLASS P-2       99     (119)     (20)      149     (134)      15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................    CLASS 4       935     (393)      542    1,576     (398)    1,178

AXA 400 MANAGED VOLATILITY........................       B          661     (943)     (282)     502     (566)      (64)

AXA 500 MANAGED VOLATILITY........................       B        1,023   (1,563)     (540)   1,082   (1,757)     (675)

AXA 2000 MANAGED VOLATILITY.......................       B          499   (1,010)     (511)     394     (559)     (165)

AXA AGGRESSIVE ALLOCATION.........................       A           70     (108)      (38)      61     (225)     (164)
AXA AGGRESSIVE ALLOCATION.........................       B          223      (68)      155       61      (37)       24

AXA AGGRESSIVE STRATEGY...........................       B       62,945  (41,331)   21,614   57,416   (4,269)   53,147

AXA BALANCED STRATEGY.............................       B       35,856  (24,470)   11,386   36,863  (10,552)   26,311

AXA CONSERVATIVE GROWTH STRATEGY..................       B       21,430  (12,671)    8,759   19,176   (7,941)   11,235

AXA CONSERVATIVE STRATEGY.........................       B       22,769  (15,085)    7,684   21,254  (11,554)    9,700

AXA GLOBAL EQUITY MANAGED VOLATILITY..............       A           28      (91)      (63)      64      (96)      (32)
AXA GLOBAL EQUITY MANAGED VOLATILITY..............       B           88      (68)       20       66      (32)       34

AXA GROWTH STRATEGY...............................       B       59,112  (38,826)   20,286   58,408   (6,699)   51,709

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........       A           65      (76)      (11)     135      (78)       57
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........       B          114     (152)      (38)      90      (52)       38

AXA INTERNATIONAL MANAGED VOLATILITY..............       B        1,081   (1,446)     (365)   1,256   (1,236)       20

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........       A           11      (64)      (53)      56      (72)      (16)

AXA LARGE CAP CORE MANAGED VOLATILITY.............       B          170     (154)       16      174     (145)       29

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........       A           25      (65)      (40)      74      (49)       25
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........       B          164     (203)      (39)     178     (126)       52

AXA LARGE CAP VALUE MANAGED VOLATILITY............       A          122     (609)     (487)     671      (44)      627
AXA LARGE CAP VALUE MANAGED VOLATILITY............       B          228     (234)       (6)     151     (139)       12

AXA MID CAP VALUE MANAGED VOLATILITY..............       A           59      (42)       17       62      (35)       27
AXA MID CAP VALUE MANAGED VOLATILITY..............       B          206     (120)       86      171      (64)      107

AXA MODERATE ALLOCATION...........................       A          891     (873)       18    1,904     (878)    1,026
AXA MODERATE ALLOCATION...........................       B        2,085     (662)    1,423    1,304     (291)    1,013

AXA MODERATE GROWTH STRATEGY......................       B       59,339  (46,165)   13,174   60,070  (18,825)   41,245

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                              2016                         2015
                                                                 -----------------------------  --------------------------
                                                                  UNITS     UNITS       NET      UNITS   UNITS      NET
                                                                 ISSUED    REDEEMED   INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S)   (000'S)   (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- -------- ---------  ---------- ------- -------- ----------
AXA MODERATE-PLUS ALLOCATION......................       A             48      (358)     (310)      95     (280)     (185)
AXA MODERATE-PLUS ALLOCATION......................       B            763      (257)      506      548     (244)      304

AXA NATURAL RESOURCES.............................       B            576      (216)      360      216      (49)      167

AXA REAL ESTATE...................................       B            456      (194)      262      491     (155)      336

AXA SMARTBETA EQUITY..............................       B             28        (6)       22       46      (11)       35

AXA ULTRA CONSERVATIVE STRATEGY...................       B       1,90,414 (1,71,098)   19,316    8,689   (4,344)    4,345

AXA/AB DYNAMIC GROWTH.............................       B         19,894      (519)   19,375   15,746     (120)   15,626

AXA/AB DYNAMIC MODERATE GROWTH....................       B         41,438   (39,258)    2,180   46,465   (9,182)   37,283

AXA/AB SHORT DURATION GOVERNMENT BOND.............       B            275      (222)       53      193     (130)       63

AXA/AB SMALL CAP GROWTH...........................       A            460      (177)      283      383     (123)      260
AXA/AB SMALL CAP GROWTH...........................       B            272      (258)       14      367     (195)      172

AXA/CLEARBRIDGE LARGE CAP GROWTH..................       B            255    (1,183)     (928)     492     (976)     (484)

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......       B            570       (25)      545      171       (8)      163

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........       A             84       (58)       26       62      (67)       (5)
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........       B            118      (142)      (24)      58      (82)      (24)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...       A             28       (31)       (3)      33      (51)      (18)
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...       B            198      (263)      (65)     135     (130)        5

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................       A             32      (117)      (85)     228      (84)      144
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................       B             59       (96)      (37)      52      (43)        9

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............       B         17,741      (176)   17,565   11,679     (123)   11,556

AXA/INVESCO STRATEGIC ALLOCATION..................       B         10,004      (296)    9,708    6,932      (11)    6,921

AXA/JANUS ENTERPRISE..............................       A            157      (367)     (210)     310     (384)      (74)
AXA/JANUS ENTERPRISE..............................       B            307      (229)       78      299     (195)      104

AXA/LEGG MASON STRATEGIC ALLOCATION...............       B          4,948       (76)    4,872       --       --        --

AXA/LOOMIS SAYLES GROWTH..........................       A            747      (137)      610      212     (101)      111
AXA/LOOMIS SAYLES GROWTH..........................       B            658      (153)      505      116      (33)       83

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....       A              6       (12)       (6)       1       (5)       (4)
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....       B             77       (70)        7       96      (79)       17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....       A           13      (39)     (26)       10      (37)     (27)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....       B          273     (303)     (30)      230     (167)      63

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............   CLASS III    1,672   (1,097)     575     2,641   (1,075)   1,566

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........   CLASS III      132     (120)      12       178      (52)     126

BLACKROCK LARGE CAP GROWTH V.I. FUND..............   CLASS III      230     (221)       9       767     (451)     316

CHARTER/SM/ AGGRESSIVE GROWTH.....................       B          313     (237)      76       344     (198)     146

CHARTER/SM/ ALTERNATIVE 100 MODERATE..............       B          185     (240)     (55)      673     (145)     528

CHARTER/SM/ CONSERVATIVE..........................       B        1,383     (299)   1,084     1,010     (167)     843

CHARTER/SM/ GROWTH................................       B          221     (236)     (15)      480     (241)     239

CHARTER/SM/ INCOME STRATEGIES.....................       B          101      (83)      18       111      (53)      58

CHARTER/SM/ INTEREST RATE STRATEGIES..............       B           51     (148)     (97)      148     (133)      15

CHARTER/SM/ INTERNATIONAL MODERATE................       B          109     (109)       0       189      (30)     159

CHARTER/SM/ MODERATE..............................       B          568     (278)     290       954     (252)     702

CHARTER/SM/ MODERATE GROWTH.......................       B          735     (318)     417     1,184     (295)     889

CHARTER/SM/ MULTI-SECTOR BOND.....................       B           31      (73)     (42)       34      (51)     (17)

CHARTER/SM/ REAL ASSETS...........................       B           79      (22)      57        43      (58)     (15)

CHARTER/SM/ SMALL CAP GROWTH......................       B          346     (380)     (34)      358     (247)     111

CHARTER/SM/ SMALL CAP VALUE.......................       B          691     (968)    (277)      733     (147)     586

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..   CLASS II     1,197     (752)     445     3,209     (263)   2,946

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......   CLASS II       369      (44)     325       493      (37)     456

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..   CLASS II       932     (214)     718     1,012     (100)     912

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............   CLASS II       150      (30)     120       236       (7)     229

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES......... SERVICE CLASS    505     (178)     327       523     (121)     402

DELAWARE VIP(R) EMERGING MARKETS SERIES........... SERVICE CLASS     55      (38)      17        80      (35)      45

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES........................................... SERVICE CLASS    550     (283)     267       317     (109)     208

EATON VANCE VT FLOATING-RATE INCOME FUND.......... INITIAL CLASS  1,001     (292)     709       818     (139)     679

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
EQ/BLACKROCK BASIC VALUE EQUITY...................       A          658     (751)     (93)    1,251     (716)     535
EQ/BLACKROCK BASIC VALUE EQUITY...................       B          452     (187)     265       533     (134)     399

EQ/BOSTON ADVISORS EQUITY INCOME..................       A          132     (168)     (36)      212     (142)      70
EQ/BOSTON ADVISORS EQUITY INCOME..................       B          272     (333)     (61)      191     (158)      33

EQ/CAPITAL GUARDIAN RESEARCH......................       A           45      (80)     (35)      125     (104)      21
EQ/CAPITAL GUARDIAN RESEARCH......................       B           76      (82)      (6)       34      (34)      --

EQ/COMMON STOCK INDEX.............................       A          277     (200)      77       486     (115)     371
EQ/COMMON STOCK INDEX.............................       B          545     (434)     111     1,142     (954)     188

EQ/CONVERTIBLE SECURITIES.........................       B           42     (207)    (165)       48      (10)      38

EQ/CORE BOND INDEX................................       B        8,462   (7,730)     732     8,321   (7,832)     489

EQ/EMERGING MARKETS EQUITY PLUS...................       B          406     (219)     187       221     (156)      65

EQ/ENERGY ETF.....................................       B          287     (103)     184       181      (65)     116

EQ/EQUITY 500 INDEX...............................       A        2,848   (1,834)   1,014     2,877     (945)   1,932
EQ/EQUITY 500 INDEX...............................       B        2,368     (916)   1,452     2,209   (1,121)   1,088

EQ/GAMCO MERGERS AND ACQUISITIONS.................       A          135     (131)       4       211     (127)      84
EQ/GAMCO MERGERS AND ACQUISITIONS.................       B          130      (45)      85       177      (19)     158

EQ/GAMCO SMALL COMPANY VALUE......................       A          958     (673)     285     1,538     (683)     855
EQ/GAMCO SMALL COMPANY VALUE......................       B        1,019     (171)     848       844     (119)     725

EQ/GLOBAL BOND PLUS...............................       A           87     (106)     (19)       94     (133)     (39)
EQ/GLOBAL BOND PLUS...............................       B           83     (118)     (35)       54      (54)      --

EQ/HIGH YIELD BOND................................       B          516     (290)     226       394     (146)     248

EQ/INTERMEDIATE GOVERNMENT BOND...................       B        2,712   (2,477)     235     2,224   (2,556)    (332)

EQ/INTERNATIONAL EQUITY INDEX.....................       A          447     (256)     191     1,118     (600)     518
EQ/INTERNATIONAL EQUITY INDEX.....................       B          610     (138)     472       317      (72)     245

EQ/INVESCO COMSTOCK...............................       A          206     (309)    (103)      374     (276)      98
EQ/INVESCO COMSTOCK...............................       B          102     (217)    (115)      106     (114)      (8)

EQ/JPMORGAN VALUE OPPORTUNITIES...................       A          131      (70)      61        83      (42)      41
EQ/JPMORGAN VALUE OPPORTUNITIES...................       B          165      (86)      79       140      (48)      92

EQ/LARGE CAP GROWTH INDEX.........................       A          440     (197)     243       523     (226)     297

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                              2016                        2015
                                                                   --------------------------  --------------------------
                                                                    UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                   ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
EQ/LARGE CAP GROWTH INDEX.........................        B           475      (89)     386       281      (86)     195

EQ/LARGE CAP VALUE INDEX..........................        A           335     (669)    (334)      941     (410)     531
EQ/LARGE CAP VALUE INDEX..........................        B           305      (90)     215       219      (46)     173

EQ/LOW VOLATILITY GLOBAL ETF......................        B            77      (29)      48        56      (19)      37

EQ/MFS INTERNATIONAL GROWTH.......................        A           280     (239)      41       450     (235)     215
EQ/MFS INTERNATIONAL GROWTH.......................        B           445     (242)     203       305     (141)     164

EQ/MID CAP INDEX..................................        A           965     (223)     742     1,123     (912)     211
EQ/MID CAP INDEX..................................        B           614     (366)     248       534     (135)     399

EQ/MONEY MARKET...................................        A         9,604   (8,389)   1,215    12,346   (9,930)   2,416
EQ/MONEY MARKET...................................        B        12,229  (11,506)     723    10,588  (10,502)      86

EQ/OPPENHEIMER GLOBAL.............................        A           311     (478)    (167)    1,390     (815)     575
EQ/OPPENHEIMER GLOBAL.............................        B           459     (264)     195       540     (115)     425

EQ/PIMCO GLOBAL REAL RETURN.......................        B           894     (439)     455       548     (147)     401

EQ/PIMCO ULTRA SHORT BOND.........................        A           995     (788)     207       696     (545)     151
EQ/PIMCO ULTRA SHORT BOND.........................        B           676     (518)     158       329     (121)     208

EQ/QUALITY BOND PLUS..............................        B           591     (589)       2       538     (341)     197

EQ/SMALL COMPANY INDEX............................        A           913     (245)     668     1,042     (913)     129
EQ/SMALL COMPANY INDEX............................        B           561     (135)     426       348      (96)     252

EQ/T. ROWE PRICE GROWTH STOCK.....................        A           887     (558)     329     1,802     (685)   1,117
EQ/T. ROWE PRICE GROWTH STOCK.....................        B         1,333     (659)     674       973     (324)     649

EQ/UBS GROWTH & INCOME............................        B           415     (326)      89       372     (212)     160

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS     789     (386)     403       579     (152)     427

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS     149      (89)      60       290      (47)     243

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2     18      (28)     (10)        9       (9)      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........... SERVICE CLASS 2  1,246   (1,442)    (196)    2,552     (516)   2,036

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2      1      (14)     (13)        5      (12)      (7)

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2      7      (20)     (13)       48       (9)      39

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2     20       (6)      14        10       (2)       8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                              2016                        2015
                                                                   --------------------------  --------------------------
                                                                    UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                   ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2      9       (8)       1         6       (5)       1

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2    729     (474)     255     1,264     (325)     939

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2  2,392     (815)   1,577     2,177     (740)   1,437

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES     124      (85)      39       235      (54)     181

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO............................. CLASS I SHARES   1,516     (252)   1,264     1,042     (172)     870

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2        272     (308)     (36)      502     (537)     (35)

FRANKLIN INCOME VIP FUND..........................     CLASS 2      1,409   (1,198)     211     2,090   (1,116)     974

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2        102     (142)     (40)      147     (118)      29

FRANKLIN RISING DIVIDENDS VIP FUND................     CLASS 2      1,534     (558)     976     1,145     (509)     636

FRANKLIN STRATEGIC INCOME VIP FUND................     CLASS 2        706     (750)     (44)    1,164     (636)     528

GOLDMAN SACHS VIT MID CAP VALUE FUND.............. SERVICE SHARES     141     (248)    (107)      375     (194)     181

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES     147      (61)      86       144      (60)      84

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES      11      (12)      (1)       24      (15)       9

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC           426     (189)     237       889      (83)     806

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC           941     (432)     509     1,721     (130)   1,591

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II         3      (23)     (20)       44      (25)      19

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II       512     (152)     360       312     (105)     207

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II     1,645     (273)   1,372     1,488     (241)   1,247

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II       478      (74)     404       491      (29)     462

INVESCO V.I. GLOBAL HEALTH CARE FUND..............    SERIES II       118      (71)      47       256      (49)     207

INVESCO V.I. GLOBAL REAL ESTATE FUND..............    SERIES II       620     (639)     (19)    1,201     (463)     738

INVESCO V.I. HIGH YIELD FUND......................    SERIES II     1,114     (758)     356     1,369     (646)     723

INVESCO V.I. INTERNATIONAL GROWTH FUND............    SERIES II       580     (371)     209       941     (265)     676

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II       110      (80)      30       164      (80)      84

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II       280     (113)     167       418     (158)     260

IVY VIP ASSET STRATEGY............................  COMMON SHARES     314   (1,033)    (719)    1,014   (1,336)    (322)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                           2016                        2015
                                                                --------------------------  --------------------------
                                                                 UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                   SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                 -------------- ------- -------- ---------- ------- -------- ----------
IVY VIP DIVIDEND OPPORTUNITIES.................. COMMON SHARES      83     (179)     (96)      176     (152)      24

IVY VIP ENERGY.................................. COMMON SHARES   1,235     (875)     360     1,364     (673)     691

IVY VIP GLOBAL NATURAL RESOURCES................ COMMON SHARES     283     (289)      (6)      249     (223)      26

IVY VIP HIGH INCOME............................. COMMON SHARES   1,006   (1,099)     (93)    1,734   (1,335)     399

IVY VIP MICRO CAP GROWTH........................ COMMON SHARES     103      (50)      53       127      (67)      60

IVY VIP MID CAP GROWTH.......................... COMMON SHARES     256     (289)     (33)      489     (215)     274

IVY VIP SCIENCE AND TECHNOLOGY.................. COMMON SHARES     582     (630)     (48)    1,231     (330)     901

IVY VIP SMALL CAP GROWTH........................ COMMON SHARES     221     (265)     (44)      635     (298)     337

JANUS ASPEN SERIES BALANCED PORTFOLIO........... SERVICE SHARES  1,564     (268)   1,296     1,701     (202)   1,499

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO...... SERVICE SHARES  1,604     (433)   1,171       831      (98)     733

JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY
 PORTFOLIO...................................... SERVICE SHARES    462      (78)     384       183      (34)     149

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION
 PORTFOLIO......................................    CLASS 2        662     (154)     508       779      (20)     759

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO......................................    CLASS 2        547      (97)     450       504       (1)     503

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO...................................... SERVICE SHARES  1,264   (1,140)     124     1,675     (884)     791

LORD ABBETT SERIES FUND -- BOND DEBENTURE
 PORTFOLIO......................................   VC SHARES     2,292     (974)   1,318     3,903     (492)   3,411

LORD ABBETT SERIES FUND -- CLASSIC STOCK
 PORTFOLIO......................................   VC SHARES        15      (51)     (36)       51      (91)     (40)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO......................................   VC SHARES        63      (94)     (31)      307     (199)     108

MFS(R) INTERNATIONAL VALUE PORTFOLIO............ SERVICE CLASS   2,488     (696)   1,792     3,659     (441)   3,218

MFS(R) INVESTORS TRUST SERIES................... SERVICE CLASS      91      (94)      (3)      189      (66)     123

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO...................................... SERVICE CLASS     120      (75)      45       985     (455)     530

MFS(R) RESEARCH SERIES.......................... SERVICE CLASS      55      (13)      42        54      (22)      32

MFS(R) TECHNOLOGY PORTFOLIO..................... SERVICE CLASS     251     (209)      42       265     (139)     126

MFS(R) UTILITIES SERIES......................... SERVICE CLASS     715     (693)      22     1,024     (428)     596

MFS(R) VALUE SERIES............................. SERVICE CLASS     713      (66)     647       344      (38)     306

MULTIMANAGER AGGRESSIVE EQUITY..................       B           152     (146)       6       190      (98)      92

MULTIMANAGER CORE BOND..........................       B         1,751   (2,145)    (394)    1,911   (1,184)     727

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                        2016                        2015
                                                             --------------------------  --------------------------
                                                              UNITS   UNITS      NET      UNITS   UNITS      NET
                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                              -------------- ------- -------- ---------- ------- -------- ----------
MULTIMANAGER MID CAP GROWTH..................       B           187     (232)     (45)      306     (135)     171

MULTIMANAGER MID CAP VALUE...................       B           463     (124)     339        88      (48)      40

MULTIMANAGER TECHNOLOGY......................       B           862     (201)     661       546     (129)     417

NEUBERGER BERMAN ABSOLUTE RETURN
 MULTI-MANAGER PORTFOLIO..................... CLASS S SHARES     96      (54)      42       147      (45)     102

NEUBERGER BERMAN INTERNATIONAL EQUITY
 PORTFOLIO................................... CLASS S SHARES    108      (27)      81       188      (12)     176

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO................................... ADVISOR CLASS     694     (706)     (12)      637     (354)     283

PIMCO EMERGING MARKETS BOND PORTFOLIO........ ADVISOR CLASS     333     (357)     (24)      212     (308)     (96)

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)....... ADVISOR CLASS      98      (31)      67        64      (19)      45

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION
 PORTFOLIO................................... ADVISOR CLASS      84      (39)      45        71       (2)      69

PIMCO REAL RETURN PORTFOLIO.................. ADVISOR CLASS     495     (891)    (396)      697   (1,035)    (338)

PIMCO TOTAL RETURN PORTFOLIO................. ADVISOR CLASS   4,293   (2,964)   1,329     3,872   (3,088)     784

PROFUND VP BEAR.............................. COMMON SHARES     140     (139)       1         8      (30)     (22)

PROFUND VP BIOTECHNOLOGY..................... COMMON SHARES     229     (364)    (135)      685     (215)     470

PUTNAM VT ABSOLUTE RETURN 500 FUND...........       B            88      (35)      53       164      (63)     101

PUTNAM VT DIVERSIFIED INCOME FUND............       B           543     (270)     273       445     (137)     308

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.......       B           107      (24)      83       122       --      122

PUTNAM VT RESEARCH FUND......................       B            11       (1)      10         1       --        1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT
 PORTFOLIO...................................    CLASS II       120     (164)     (44)      453     (135)     318

SEI VP BALANCED STRATEGY FUND................   CLASS III       250      (69)     181       332      (35)     297

SEI VP CONSERVATIVE STRATEGY FUND............   CLASS III       628     (326)     302       499     (119)     380

SEI VP MARKET GROWTH STRATEGY FUND...........   CLASS III       149     (106)      43       267      (59)     208

SEI VP MARKET PLUS STRATEGY FUND.............   CLASS III        66      (47)      19       122      (65)      57

SEI VP MODERATE STRATEGY FUND................   CLASS III       718     (368)     350       506      (86)     420

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.....    CLASS II       306     (150)     156       131      (52)      79

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...    CLASS II     1,241     (799)     442     2,083     (398)   1,685

TEMPLETON DEVELOPING MARKETS VIP FUND........    CLASS 2      1,270     (538)     732       359     (224)     135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                             2016                        2015
                                                                  --------------------------  --------------------------
                                                                   UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                  ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   -------------- ------- -------- ---------- ------- -------- ----------
TEMPLETON FOREIGN VIP FUND........................    CLASS 2         63     (211)    (148)      244     (185)      59

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      1,382   (1,912)    (530)    2,712   (1,390)   1,322

TEMPLETON GROWTH VIP FUND.........................    CLASS 2          6      (20)     (14)        6      (11)      (5)

VANECK VIP GLOBAL HARD ASSETS FUND................ CLASS S SHARES  1,429   (1,110)     319       636     (618)      18

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND
 FUND............................................. INITIAL CLASS      29      (13)      16        60      (24)      36

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year or period ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. American Franchise Fund
   .   Invesco V.I. Balanced-Risk Allocation Fund
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Equity and Income Fund/(17)/
   .   Invesco V.I. Global Health Care Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
   .   AB VPS Balanced Wealth Strategy Portfolio
   .   AB VPS Global Thematic Growth Portfolio
   .   AB VPS Growth and Income Portfolio
   .   AB VPS International Growth Portfolio
   .   AB VPS Real Estate Investment Portfolio
   .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
   .   ALPS | Red Rocks Listed Private Equity Portfolio/(20)/

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Inflation Protection Fund
   .   American Century VP Large Company Value
   .   American Century VP Mid Cap Value Fund
     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) Bond Fund/SM/
   .   American Funds Insurance Series(R) Global Growth Fund/SM/
   .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
   .   American Funds Insurance Series(R) Growth-Income Fund/SM/
   .   American Funds Insurance Series(R) International Growth and Income
       Fund/SM/
   .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ Aggressive Growth
   .   Charter/SM/ Alternative 100 Moderate
   .   Charter/SM/ Conservative
   .   Charter/SM/ Growth
   .   Charter/SM/ Income Strategies
   .   Charter/SM/ Interest Rate Strategies
   .   Charter/SM/ International Moderate
   .   Charter/SM/ Moderate
   .   Charter/SM/ Moderate Growth
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)


     BLACKROCK VARIABLE SERIES FUNDS, INC.
   .   BlackRock Global Allocation V.I. Fund
   .   BlackRock Global Opportunities V.I. Fund
   .   BlackRock Large Cap Growth V.I. Fund

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
   .   Delaware VIP(R) Diversified Income Series
   .   Delaware VIP(R) Emerging Markets Series
   .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
   .   Eaton Vance VT Floating-Rate Income Fund

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Aggressive-Alt 50
   .   All Asset Aggressive-Alt 75
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Aggressive Strategy
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA Natural Resources
   .   AXA Real Estate/(2)/
   .   AXA SmartBeta Equity
   .   AXA Ultra Conservative Strategy
   .   AXA/AB Dynamic Growth/(19)/
   .   AXA/AB Dynamic Moderate Growth
   .   AXA/AB Short Duration Government Bond
   .   AXA/AB Small Cap Growth
   .   AXA/ClearBridge Large Cap Growth/(3)/
   .   AXA/DoubleLine Opportunistic Core Plus Bond/(19)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Goldman Sachs Strategic Allocation/(19)/
   .   AXA/Invesco Strategic Allocation/(19)/
   .   AXA/Janus Enterprise/(4)/
   .   AXA/Legg Mason Strategic Allocation/(21)/
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Templeton Global Equity Managed Volatility
   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Convertible Securities
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Energy ETF
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Low Volatility Global ETF
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology

     FEDERATED INSURANCE SERIES
   .   Federated High Income Bond Fund II
   .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Asset Manager: Growth Portfolio
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Freedom 2015 Portfolio

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   Fidelity(R) VIP Freedom 2020 Portfolio
   .   Fidelity(R) VIP Freedom 2025 Portfolio
   .   Fidelity(R) VIP Freedom 2030 Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio
   .   Fidelity(R) VIP Strategic Income Portfolio

     FIRST TRUST VARIABLE INSURANCE TRUST
   .   First Trust Multi Income Allocation Portfolio
   .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Franklin Founding Funds Allocation VIP Fund
   .   Franklin Income VIP Fund
   .   Franklin Mutual Shares VIP Fund
   .   Franklin Rising Dividends VIP Fund
   .   Franklin Strategic Income VIP Fund
   .   Templeton Developing Markets VIP Fund
   .   Templeton Foreign VIP Fund
   .   Templeton Global Bond VIP Fund
   .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSURANCE FUNDS
   .   Guggenheim VIF Global Managed Futures Strategy Fund
   .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
   .   Hartford Capital Appreciation HLS Fund
   .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Asset Strategy/(5)/
   .   Ivy VIP Dividend Opportunities/(6)/
   .   Ivy VIP Energy/(7)/
   .   Ivy VIP Global Natural Resources/(8)/
   .   Ivy VIP High Income/(9)/
   .   Ivy VIP Micro Cap Growth/(10)/
   .   Ivy VIP Mid Cap Growth/(11)/
   .   Ivy VIP Science and Technology/(12)/
   .   Ivy VIP Small Cap Growth/(13)/

     JANUS ASPEN SERIES
   .   Janus Aspen Series Balanced Portfolio
   .   Janus Aspen Series Flexible Bond Portfolio
   .   Janus Aspen Series Intech U.S. Low Volatility Portfolio

     JPMORGAN INSURANCE TRUST
   .   JPMorgan Insurance Trust Global Allocation Portfolio/(20)/
   .   JPMorgan Insurance Trust Income Builder Portfolio/(20)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   .   ClearBridge Variable Aggressive Growth Portfolio
   .   ClearBridge Variable Appreciation Portfolio/(17)/
   .   ClearBridge Variable Dividend Strategy Portfolio
   .   ClearBridge Variable Mid Cap Portfolio/(14)(17)/
   .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
   .   Lord Abbett Series Fund -- Bond Debenture Portfolio
   .   Lord Abbett Series Fund -- Classic Stock Portfolio
   .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(18)/
   .   MFS(R) Research Series
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series
   .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   .   Neuberger Berman Absolute Return Multi-Manager Portfolio
   .   Neuberger Berman International Equity Portfolio

     NORTHERN LIGHTS VARIABLE TRUST
   .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio
   .   PIMCO Emerging Markets Bond Portfolio
   .   PIMCO Global Bond Portfolio (Unhedged)
   .   PIMCO Global Multi-Asset Managed Allocation Portfolio
   .   PIMCO Real Return Portfolio
   .   PIMCO Total Return Portfolio

     PROFUNDS VP
   .   ProFund VP Bear
   .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
   .   Putnam VT Absolute Return 500 Fund
   .   Putnam VT Diversified Income Fund
   .   Putnam VT Global Asset Allocation Fund/(20)/
   .   Putnam VT Research Fund/(20)/

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)


     SEI INSURANCE PRODUCTS TRUST
   .   SEI VP Balanced Strategy Fund
   .   SEI VP Conservative Strategy Fund
   .   SEI VP Market Growth Strategy Fund
   .   SEI VP Market Plus Strategy Fund
   .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
   .   T. Rowe Price Equity Income Portfolio-II
   .   T. Rowe Price Health Sciences Portfolio-II

     VANECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(15)/
   .   VanEck VIP Unconstrained Emerging Markets Bond Fund/(16)/

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Real Estate PLUS.
   (3)Formerly known as EQ/Wells Fargo Omega Growth.
   (4)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (5)Formerly known as Ivy Funds VIP Asset Strategy.
   (6)Formerly known as Ivy Funds VIP Dividend Opportunities.
   (7)Formerly known as Ivy Funds VIP Energy.
   (8)Formerly known as Ivy Funds VIP Global Natural Resources.
   (9)Formerly known as Ivy Funds VIP High Income.
  (10)Formerly known as Ivy Funds VIP Micro Cap Growth.
  (11)Formerly known as Ivy Funds VIP Mid Cap Growth.
  (12)Formerly known as Ivy Funds VIP Science and Technology.
  (13)Formerly known as Ivy Funds VIP Small Cap Growth.
  (14)Formerly known as ClearBridge Variable Mid Cap Core Portfolio.
  (15)Formerly known as Van Eck VIP Global Hard Assets Fund.
  (16)Formerly known as Van Eck VIP Unconstrained Emerging Markets Bond Fund.
  (17)Units were made available on February 23, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

  (18)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (19)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (20)Units were made available on July 20, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (21)Units were made available on February 22, 2016. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the period ended December 31, 2016, and a Statement of Changes in Net Assets for the period ended December 31, 2016.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                                   PURCHASES      SALES
                                                                  ------------ ------------
1290 VT Socially Responsible..................................... $  1,386,996 $    702,899
7Twelve/TM/ Balanced Portfolio...................................    4,832,491   14,172,897
AB VPS Balanced Wealth Strategy Portfolio........................      800,794      615,051
AB VPS Global Thematic Growth Portfolio..........................      448,935      113,104
AB VPS Growth and Income Portfolio...............................    1,943,466      206,068
AB VPS International Growth Portfolio............................      482,408    1,422,993
AB VPS Real Estate Investment Portfolio..........................    3,415,342      653,828
AB VPS Small/Mid Cap Value Portfolio.............................    1,743,586      425,755
All Asset Aggressive-Alt 25......................................    2,492,853    1,942,124
All Asset Aggressive-Alt 50......................................      324,075    2,053,901
All Asset Aggressive-Alt 75......................................      892,331    2,476,935
All Asset Growth-Alt 20..........................................    4,344,848    1,615,878
All Asset Moderate Growth-Alt 15.................................    3,832,153    1,689,544
ALPS | Red Rocks Listed Private Equity Portfolio.................    1,250,332      215,647
American Century VP Inflation Protection Fund....................    2,053,787      985,706
American Century VP Large Company Value..........................      369,367      652,577
American Century VP Mid Cap Value Fund...........................   38,777,603    8,501,400
American Funds Insurance Series(R) Asset Allocation Fund/SM/.....   14,555,216    3,633,298
American Funds Insurance Series(R) Bond Fund/SM/.................   19,397,637    5,495,083
American Funds Insurance Series(R) Global Growth Fund/SM/........    2,184,696      598,414
American Funds Insurance Series(R) Global Small Capitalization
 Fund/SM/........................................................    4,574,559    2,428,634
American Funds Insurance Series(R) Growth-Income Fund/SM/........    3,133,403    1,202,782
American Funds Insurance Series(R) International Growth and
 Income Fund/SM/.................................................    1,245,643      818,066
American Funds Insurance Series(R) Managed Risk Asset Allocation
 Fund/SM/........................................................    1,372,770    1,425,961
American Funds Insurance Series(R) New World Fund(R).............    8,848,770    4,105,496
AXA 400 Managed Volatility.......................................   13,689,128   17,733,310
AXA 500 Managed Volatility.......................................   19,408,064   29,629,339
AXA 2000 Managed Volatility......................................    9,293,546   18,557,431
AXA Aggressive Allocation........................................    4,340,972    2,538,640
AXA Aggressive Strategy..........................................  872,779,596  545,974,176
AXA Balanced Strategy............................................  503,814,172  349,706,190
AXA Conservative Growth Strategy.................................  282,891,688  173,668,920

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                               PURCHASES        SALES
                                                             -------------- --------------
AXA Conservative Strategy................................... $  264,651,731 $  181,259,161
AXA Global Equity Managed Volatility........................      2,599,531      3,003,652
AXA Growth Strategy.........................................    899,515,633    577,250,150
AXA International Core Managed Volatility...................      2,153,485      2,907,176
AXA International Managed Volatility........................     11,992,689     16,045,206
AXA International Value Managed Volatility..................        118,716        671,860
AXA Large Cap Core Managed Volatility.......................      3,152,832      2,628,143
AXA Large Cap Growth Managed Volatility.....................      4,906,814      6,039,174
AXA Large Cap Value Managed Volatility......................      6,330,748     13,330,310
AXA Mid Cap Value Managed Volatility........................      5,819,499      3,548,361
AXA Moderate Allocation.....................................     37,197,921     19,368,594
AXA Moderate Growth Strategy................................    896,127,830    690,547,972
AXA Moderate-Plus Allocation................................     10,761,261      8,261,074
AXA Natural Resources.......................................      4,419,802      1,650,472
AXA Real Estate.............................................      5,356,014      2,307,800
AXA SmartBeta Equity........................................        468,983         79,646
AXA Ultra Conservative Strategy.............................  1,929,511,684  1,735,247,590
AXA/AB Dynamic Growth.......................................    188,281,969      8,325,825
AXA/AB Dynamic Moderate Growth..............................    524,802,820    481,205,568
AXA/AB Short Duration Government Bond.......................      2,658,373      2,163,366
AXA/AB Small Cap Growth.....................................     17,596,337      9,201,543
AXA/ClearBridge Large Cap Growth............................      4,663,083     18,479,523
AXA/DoubleLine Opportunistic Core Plus Bond.................      5,952,455        308,958
AXA/Franklin Balanced Managed Volatility....................      2,929,882      2,697,376
AXA/Franklin Small Cap Value Managed Volatility.............      3,197,149      4,133,691
AXA/Franklin Templeton Allocation Managed Volatility........      1,392,486      2,873,323
AXA/Goldman Sachs Strategic Allocation......................    174,260,249      4,404,852
AXA/Invesco Strategic Allocation............................     95,507,362      4,421,990
AXA/Janus Enterprise........................................      6,486,406      9,806,124
AXA/Legg Mason Strategic Allocation.........................     52,225,133      1,081,052
AXA/Loomis Sayles Growth....................................     23,947,839      5,281,597
AXA/Mutual Large Cap Equity Managed Volatility..............      1,167,425      1,131,612
AXA/Templeton Global Equity Managed Volatility..............      3,108,703      3,880,657
BlackRock Global Allocation V.I. Fund.......................     19,183,817     14,001,065
BlackRock Global Opportunities V.I. Fund....................      1,295,325      1,183,054
BlackRock Large Cap Growth V.I. Fund........................      7,549,893      4,750,674
Charter/SM/ Aggressive Growth...............................      2,977,424      5,438,668
Charter/SM/ Alternative 100 Moderate........................      1,814,712      7,451,053
Charter/SM/ Conservative....................................     14,277,218      3,228,676
Charter/SM/ Growth..........................................      2,268,017      2,442,518
Charter/SM/ Income Strategies...............................      1,187,941      1,864,389
Charter/SM/ Interest Rate Strategies........................        640,566      2,535,803
Charter/SM/ International Moderate..........................      1,255,562      7,081,837
Charter/SM/ Moderate........................................      5,989,181      2,988,230
Charter/SM/ Moderate Growth.................................      7,554,441      3,389,518
Charter/SM/ Multi-Sector Bond...............................        437,892        926,544
Charter/SM/ Real Assets.....................................        840,292        717,181
Charter/SM/ Small Cap Growth................................      2,672,491      3,035,190
Charter/SM/ Small Cap Value.................................     11,634,487     14,082,088
ClearBridge Variable Aggressive Growth Portfolio............     13,840,638      7,967,881
ClearBridge Variable Appreciation Portfolio.................      3,974,716        535,962
ClearBridge Variable Dividend Strategy Portfolio............     10,090,846      2,512,617
ClearBridge Variable Mid Cap Portfolio......................      1,560,473        328,520
Delaware VIP(R) Diversified Income Series...................      5,462,464      1,987,449

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                                   PURCHASES      SALES
                                                                  ------------ ------------
Delaware VIP(R) Emerging Markets Series.......................... $    469,530 $    307,106
Delaware VIP(R) Limited-Term Diversified Income Series...........    5,616,351    2,926,525
Eaton Vance VT Floating-Rate Income Fund.........................   10,718,436    3,162,497
EQ/BlackRock Basic Value Equity..................................   17,890,921   16,920,326
EQ/Boston Advisors Equity Income.................................    7,977,589    5,551,424
EQ/Capital Guardian Research.....................................    2,554,502    3,453,565
EQ/Common Stock Index............................................   12,013,405    9,159,107
EQ/Convertible Securities........................................      787,096    3,138,594
EQ/Core Bond Index...............................................   94,772,874   87,698,837
EQ/Emerging Markets Equity Plus..................................    3,141,119    1,724,741
EQ/Energy ETF....................................................    2,142,206    2,025,506
EQ/Equity 500 Index..............................................   87,079,094   47,144,306
EQ/GAMCO Mergers and Acquisitions................................    3,879,244    2,354,954
EQ/GAMCO Small Company Value.....................................   39,507,730   18,605,086
EQ/Global Bond PLUS..............................................    2,068,513    2,609,280
EQ/High Yield Bond...............................................    5,858,645    3,106,287
EQ/Intermediate Government Bond..................................   29,271,112   27,599,484
EQ/International Equity Index....................................   10,923,190    4,310,818
EQ/Invesco Comstock..............................................    6,087,563    9,114,261
EQ/JPMorgan Value Opportunities..................................    5,904,531    3,198,631
EQ/Large Cap Growth Index........................................   16,880,745    5,518,267
EQ/Large Cap Value Index.........................................   10,985,622   12,428,830
EQ/Low Volatility Global ETF.....................................    1,018,688    1,524,706
EQ/MFS International Growth......................................    8,197,757    6,055,527
EQ/Mid Cap Index.................................................   31,167,284    9,493,883
EQ/Money Market..................................................  209,587,230  193,615,375
EQ/Oppenheimer Global............................................   10,233,703   10,933,081
EQ/PIMCO Global Real Return......................................    9,747,655    4,627,636
EQ/PIMCO Ultra Short Bond........................................   16,165,059   12,758,432
EQ/Quality Bond PLUS.............................................    7,255,347    7,415,994
EQ/Small Company Index...........................................   27,380,870    6,745,341
EQ/T. Rowe Price Growth Stock....................................   36,535,972   21,817,287
EQ/UBS Growth & Income...........................................    2,232,740    1,865,600
Federated High Income Bond Fund II...............................    8,603,532    4,072,101
Federated Kaufmann Fund II.......................................    1,770,447    1,049,247
Fidelity(R) VIP Asset Manager: Growth Portfolio..................      265,159      416,777
Fidelity(R) VIP Contrafund(R) Portfolio..........................   29,820,656   25,389,116
Fidelity(R) VIP Freedom 2015 Portfolio...........................       55,620      183,964
Fidelity(R) VIP Freedom 2020 Portfolio...........................      136,796      271,927
Fidelity(R) VIP Freedom 2025 Portfolio...........................      289,085       85,429
Fidelity(R) VIP Freedom 2030 Portfolio...........................      162,894      117,590
Fidelity(R) VIP Mid Cap Portfolio................................   14,045,838    8,231,456
Fidelity(R) VIP Strategic Income Portfolio.......................   30,430,731   10,525,701
First Trust Multi Income Allocation Portfolio....................    1,293,372      888,946
First Trust/Dow Jones Dividend & Income Allocation Portfolio.....   19,613,428    3,489,471
Franklin Founding Funds Allocation VIP Fund......................    4,636,968    3,996,248
Franklin Income VIP Fund.........................................   19,345,323   15,114,422
Franklin Mutual Shares VIP Fund..................................    2,609,555    2,259,516
Franklin Rising Dividends VIP Fund...............................   25,969,384    7,717,653
Franklin Strategic Income VIP Fund...............................   10,799,257   10,076,373
Goldman Sachs VIT Mid Cap Value Fund.............................    2,886,360    4,935,804
Guggenheim VIF Global Managed Futures Strategy Fund..............    1,450,281      575,772
Guggenheim VIF Multi-Hedge Strategies Fund.......................      118,833      132,583

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                                   PURCHASES     SALES
                                                                  ----------- -----------
Hartford Capital Appreciation HLS Fund........................... $ 5,356,170 $ 2,019,258
Hartford Growth Opportunities HLS Fund...........................  13,876,954   5,226,743
Invesco V.I. American Franchise Fund.............................     107,864     434,378
Invesco V.I. Balanced-Risk Allocation Fund.......................   5,210,135   1,644,145
Invesco V.I. Diversified Dividend Fund...........................  30,269,366   5,511,023
Invesco V.I. Equity and Income Fund..............................   4,981,029     799,149
Invesco V.I. Global Health Care Fund.............................   1,713,586     835,970
Invesco V.I. Global Real Estate Fund.............................  10,710,648  10,279,689
Invesco V.I. High Yield Fund.....................................  13,520,258   8,713,297
Invesco V.I. International Growth Fund...........................   6,975,337   5,139,140
Invesco V.I. Mid Cap Core Equity Fund............................   2,398,965   1,346,452
Invesco V.I. Small Cap Equity Fund...............................   5,016,700   1,938,963
Ivy VIP Asset Strategy...........................................   3,239,914  10,957,590
Ivy VIP Dividend Opportunities...................................   2,403,931   3,114,341
Ivy VIP Energy...................................................  11,964,763   8,766,739
Ivy VIP Global Natural Resources.................................   2,020,138   2,129,014
Ivy VIP High Income..............................................  23,595,935  18,098,944
Ivy VIP Micro Cap Growth.........................................   1,155,748     491,722
Ivy VIP Mid Cap Growth...........................................   7,277,761   6,043,169
Ivy VIP Science and Technology...................................  10,419,892  10,836,774
Ivy VIP Small Cap Growth.........................................   6,049,378   4,797,802
Janus Aspen Series Balanced Portfolio............................  17,241,083   3,228,217
Janus Aspen Series Flexible Bond Portfolio.......................  16,939,306   4,650,899
Janus Aspen Series Intech U.S. Low Volatility Portfolio..........   5,662,719   1,034,672
JPMorgan Insurance Trust Global Allocation Portfolio.............   6,816,214   1,647,000
JPMorgan Insurance Trust Income Builder Portfolio................   5,815,283   1,072,039
Lazard Retirement Emerging Markets Equity Portfolio..............  12,395,365  11,759,713
Lord Abbett Series Fund -- Bond Debenture Portfolio..............  30,199,918  12,416,301
Lord Abbett Series Fund -- Classic Stock Portfolio...............     412,962     745,465
Lord Abbett Series Fund -- Growth Opportunities Portfolio........     842,044   1,291,237
MFS(R) International Value Portfolio.............................  39,253,863  12,621,064
MFS(R) Investors Trust Series....................................   2,488,275   1,664,931
MFS(R) Massachusetts Investors Growth Stock Portfolio............   3,546,279   1,549,805
MFS(R) Research Series...........................................     758,452     157,382
MFS(R) Technology Portfolio......................................   6,007,481   4,797,263
MFS(R) Utilities Series..........................................  12,327,910   9,603,155
MFS(R) Value Series..............................................   8,740,636     861,759
Multimanager Aggressive Equity...................................   3,240,974   3,354,547
Multimanager Core Bond...........................................  26,351,049  30,855,670
Multimanager Mid Cap Growth......................................   3,906,759   4,539,517
Multimanager Mid Cap Value.......................................   9,550,065   2,701,272
Multimanager Technology..........................................  12,478,665   3,835,304
Neuberger Berman Absolute Return Multi-Manager Portfolio.........     870,440     512,645
Neuberger Berman International Equity Portfolio..................   1,003,011     285,572
PIMCO CommodityRealReturn(R) Strategy Portfolio..................   4,672,173   4,669,660
PIMCO Emerging Markets Bond Portfolio............................   4,960,470   4,758,699
PIMCO Global Bond Portfolio (Unhedged)...........................     992,944     312,190
PIMCO Global Multi-Asset Managed Allocation Portfolio............     859,231     393,028
PIMCO Real Return Portfolio......................................   6,865,166  10,817,901
PIMCO Total Return Portfolio.....................................  50,560,516  36,159,047
ProFund VP Bear..................................................     425,252     413,415
ProFund VP Biotechnology.........................................   7,213,868  10,999,493
Putnam VT Absolute Return 500 Fund...............................     942,446     377,348
Putnam VT Diversified Income Fund................................   5,220,628   2,598,414

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Putnam VT Global Asset Allocation Fund...................... $ 1,171,939 $   252,647
Putnam VT Research Fund.....................................      99,290      12,555
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio..........   1,179,675   1,542,630
SEI VP Balanced Strategy Fund...............................   2,703,131     780,498
SEI VP Conservative Strategy Fund...........................   6,543,060   3,430,087
SEI VP Market Growth Strategy Fund..........................   1,793,800   1,168,297
SEI VP Market Plus Strategy Fund............................     725,605     488,323
SEI VP Moderate Strategy Fund...............................   7,340,157   3,827,618
T. Rowe Price Equity Income Portfolio -- II.................   3,632,432   1,598,264
T. Rowe Price Health Sciences Portfolio -- II...............  22,510,572  21,108,141
Templeton Developing Markets VIP Fund.......................  11,430,711   4,731,915
Templeton Foreign VIP Fund..................................   1,000,003   2,336,846
Templeton Global Bond VIP Fund..............................  14,531,051  23,352,150
Templeton Growth VIP Fund...................................     177,291     276,357
VanEck VIP Global Hard Assets Fund..........................  10,408,494   8,533,205
VanEck VIP Unconstrained Emerging Markets Bond Fund.........     267,480     126,778

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, AXA Natural

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)

   Resources, AXA Real Estate, AXA/AB Short Duration Government Bond, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, several fund reorganizations impacted the Variable Investment Options of the Account. Reorganizations occurred within EQAT and VIP in which the purpose of the reorganizations was to combine or substitute, via tax free exchanges, Variable Investment Options managed by AXA Equitable with comparable investment objectives. A reorganization also occurred within MFS, in which a Variable Investment Option managed by MFS was substituted for a comparable MFS investment.

   In September 2015 and May 2015, pursuant to several Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes the EQAT and VIP reorganizations which occurred in 2015 were treated as mergers.

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS(R)/ /Variable Investment Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio/(18)/. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio" exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the Surviving Portfolio" . For accounting purposes, the MFS reorganization which occurred on March 27, 2015 was treated as a merger.

-------------------------------------------------------------------------------------------------
                      REMOVED PORTFOLIO                             SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015   CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS CHARTER/SM/ ALTERNATIVE 100
                      CHARTER/SM/ ALTERNATIVE 100 GROWTH            MODERATE
-------------------------------------------------------------------------------------------------
                      CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS

Shares -- Class B            412,800
Value -- Class B          $     8.53
Net Assets Before Merger  $3,519,921
Net Assets After Merger   $       --
Unrealized Loss           $ (524,510)

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------------
                      REMOVED PORTFOLIO                             SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015   CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS CHARTER/SM/ ALTERNATIVE 100
                      CHARTER/SM/ ALTERNATIVE 100 GROWTH            MODERATE
-------------------------------------------------------------------------------------------------
                      CHARTER/SM/ ALTERNATIVE 100 GROWTH

Shares -- Class B             479,681                              1,490,142
Value -- Class B          $      8.02                            $      8.57
Net Assets Before Merger  $ 3,845,878                            $ 5,398,661
Net Assets After Merger   $        --                            $12,764,460
Unrealized Loss           $  (813,418)                           $        --
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015       CHARTER/SM/ EQUITY                     EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class B             139,980                                163,751
Value -- Class B          $      9.35                            $     24.82
Net Assets Before Merger  $ 1,308,513                            $ 2,755,762
Net Assets After Merger   $        --                            $ 4,064,275
Unrealized Loss           $  (128,263)                           $        --
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015       CHARTER/SM/ FIXED INCOME               EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class B             172,503                                589,855
Value -- Class B          $      9.56                            $     10.09
Net Assets Before Merger  $ 1,648,421                            $ 4,303,587
Net Assets After Merger   $        --                            $ 5,952,008
Unrealized Loss           $   (56,613)                           $        --
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015       CHARTER/SM/ INTERNATIONAL CONSERVATIVE CHARTER/SM/ INTERNATIONAL MODERATE
                          CHARTER/SM/ INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------
                          CHARTER/SM/ INTERNATIONAL CONSERVATIVE
Shares -- Class B             475,178
Value -- Class B          $      8.86
Net Assets Before Merger  $ 4,210,022
Net Assets After Merger   $        --
Unrealized Loss           $  (518,537)

                          CHARTER/SM/ INTERNATIONAL GROWTH
Shares -- Class B             499,110                              1,482,116
Value -- Class B          $      8.74                            $      8.90
Net Assets Before Merger  $ 4,361,035                            $ 4,621,838
Net Assets After Merger   $        --                            $13,192,895
Unrealized Loss           $  (614,187)                           $        --
-----------------------------------------------------------------------------------------------------
 MAY 22, 2015             EQ/INTERNATIONAL ETF                   EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class A          10,044,350                              1,064,712
Value -- Class A          $      0.46                            $      9.73
Net Assets Before Merger  $ 4,645,024                            $ 5,713,944
Net Assets After Merger   $        --                            $10,358,968
Unrealized Loss           $(5,895,943)                           $        --
-----------------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R)/ /INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                                 GROWTH STOCK PORTFOLIO/(18)/
-----------------------------------------------------------------------------------------------------
Shares -- Service Class     1,111,778                                899,592
Value -- Service Class    $     14.33                            $     17.71
Net Assets Before Merger  $15,931,774                            $        --
Net Assets After Merger   $        --                            $15,931,774
Unrealized Loss           $  (294,619)                           $        --
-----------------------------------------------------------------------------------------------------

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                            ASSET-BASED                 CURRENT   MAXIMUM
                                                             MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                                             EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                                             ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B................................     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP...............................     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L................................     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C................................     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B................................     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP...............................     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L................................     1.10%          0.35%         0.25%      1.70%      1.70%

Investment Edge/(1)/........................................     0.70%          0.30%         0.20%      1.20%      1.20%

Investment Edge ADV/(1)/....................................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/.................................     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/.....................................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/..............................     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/...........................     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP............................     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B.............................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L.............................     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C.............................     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP......................     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C.......................     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L.......................     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV.....................     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C.......................     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP......................     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L.......................     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV.....................     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP......................     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L.......................     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP......................     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L.......................     1.10%          0.35%         0.25%      1.70%      1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35 Current Charge $0
excess of 12 transfers per contract year

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85. Current charge: $0.


Charge for third party transfer or        At time of transaction      Maximum Charge: $125. Current charge: $65.
exchange

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit base
Benefit                                   date anniversary

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35 Current Charge $0                   Unit liquidation from
              account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85. Current charge: $0.               Unit liquidation from
                                                       account value

Maximum Charge: $125. Current charge: $65.             Unit liquidation from
              account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit base     Unit liquidation from
 account value

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                              AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of death benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 1.25%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 1.40%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.15% (max 1.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.15% (max 1.45%)
                                        anniversary

Guaranteed Income Benefit Charge        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Maximum 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% -- Current Charge (Maximum 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Maximum 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%. Maximum
                                        date anniversary for which  charge can be increased to 1.40%, if the GMIB is reset
                                        the benefit is in effect.   or if the GWBL benefit ratchets after conversion

                                                                    GMIB II Conversion: Current charge 1.25%. Maximum
                                                                    charge can be increased to 1.55%, if the GMIB II is
                                                                    reset or if the GWBL benefit ratchets after conversion.

Protected Premium Death Benefit         Annually on each contract   Depending on the contract and age
                                        anniversary                 Current Charge: Ranges from low of 0.60% to age
                                                                    65 to 20.00% over age 95
                                                                    Maximum Charge: Ranges from low of 1.20% to
                                                                    age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit          Annually on each contract   Maximum Charge: 1.80%. Current charge 0.90%
                                        anniversary

                                        Annually on each contract   Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                        anniversary                 (for issue ages 65-68). Current charge 0.60 )for issue
                                                                    ages 20-64) and 1.00% (for issue ages 65-68)

                    AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                           ------------

Current charge: 1.05%. Maximum charge 2.00%.             Unit liquidation from
AXA Equitable has the discretion to change the           account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be              Unit liquidation from
increased to 1.05% if the roll-up benefit base to age    account value
85 resets

Current Charge 0.95%. Maximum charge can be              Unit liquidation from
increased to 1.10% if the roll-up benefit base to age    account value
85 resets

GMBD I election: 1.10% (max 1.25%)                       Unit liquidation from
                              account value

GMBD II election: 1.25% (max 1.40%)                      Unit liquidation from
                              account value

GMIB I election: 1.15% (max 1.30%)                       Unit liquidation from
                              account value

GMIB II election: 1.15% (max 1.45%)                      Unit liquidation from
                              account value

Current Charge 0.90%. Maximum charge can be              Unit liquidation from
increased to 1.20% if the GIB benefit base resets.       account value

Current Charge 0.95%. Maximum charge can be              Unit liquidation from
increased to 1.25% if the GIB benefit base resets        account value

No Charge


0.25% -- Current Charge (Maximum 0.25%)                  Unit liquidation from
 account value

0.35% -- Current Charge (Maximum 0.35%)                  Unit liquidation from
                              account value

0.25% -- Current Charge (Maximum 0.25%)                  Unit liquidation from
                              account value

0.35%                                                    Unit liquidation from
                              account value


GMIB I Conversion: Current charge 1.10%. Maximum         Unit liquidation from
charge can be increased to 1.40%, if the GMIB is reset   account value
or if the GWBL benefit ratchets after conversion

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Depending on the contract and age                        Unit liquidation from
Current Charge: Ranges from low of 0.60% to age          account value
65 to 20.00% over age 95
Maximum Charge: Ranges from low of 1.20% to
age 65 and 40.00% over age 95.

Maximum Charge: 1.80%. Current charge 0.90%              Unit liquidation from
                              account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%       Unit liquidation from
(for issue ages 65-68). Current charge 0.60 )for issue   account value
ages 20-64) and 1.00% (for issue ages 65-68)

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
1290 SOCIALLY RESPONSIBLE
   2016  Lowest contract charge 1.10% Class B        $10.48            --                 --            --        8.71%
         Highest contract charge 1.70% Class B       $13.25            --                 --            --        8.16%
         All contract charges                            --           266            $ 3,503          1.27%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.64            --                 --            --       (3.98)%
         Highest contract charge 1.70% Class B       $12.25            --                 --            --       (1.29)%
         All contract charges                            --           208            $ 2,631          1.35%
   2014  Lowest contract charge 1.20% Class B        $11.75            --                 --            --       12.33%
         Highest contract charge 1.70% Class B       $12.41            --                 --            --       11.70%
         All contract charges                            --            95            $ 1,372          0.94%
2013(w)  Lowest contract charge 1.30% Class B(b)     $15.50            --                 --            --       32.59%
         Highest contract charge 1.70% Class B       $11.11            --                 --            --       23.17%
         All contract charges                            --            61            $   825          0.79%
2012(v)  Lowest contract charge 1.20% Class B        $ 9.00            --                 --            --       15.24%
         Highest contract charge 1.80% Class B       $ 8.30            --                 --            --       14.64%
         All contract charges                            --         4,542            $47,200          0.98%
7TWELVE/TM/ BALANCED PORTFOLIO
   2016  Lowest contract charge 0.30% Class 4        $ 9.97            --                 --            --        8.96%
         Highest contract charge 1.70% Class 4       $10.62            --                 --            --        7.38%
         All contract charges                            --         7,083            $74,489          0.16%
   2015  Lowest contract charge 0.30% Class 4(d)     $ 9.15            --                 --            --       (7.67)%
         Highest contract charge 1.70% Class 4       $ 9.89            --                 --            --       (8.93)%
         All contract charges                            --         7,921            $77,313          0.47%
   2014  Lowest contract charge 1.20% Class 4        $ 9.80            --                 --            --       (1.51)%
         Highest contract charge 1.70% Class 4       $10.86            --                 --            --       (1.99)%
         All contract charges                            --         8,243            $88,452          0.33%
   2013  Lowest contract charge 1.20% Class 4(d)     $ 9.95            --                 --            --        0.40%
         Highest contract charge 1.70% Class 4       $11.08            --                 --            --        6.13%
         All contract charges                            --         5,107            $56,709          0.36%
   2012  Lowest contract charge 1.30% Class 4(a)     $10.47            --                 --            --        4.70%
         Highest contract charge 1.70% Class 4(a)    $10.44            --                 --            --        4.50%
         All contract charges                            --         1,723            $18,028          0.00%
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
   2016  Lowest contract charge 1.30% Class B        $14.73            --                 --            --        3.08%
         Highest contract charge 1.70% Class B       $14.31            --                 --            --        2.65%
         All contract charges                        $   --           363            $ 5,298          1.82%
   2015  Lowest contract charge 1.30% Class B        $14.29            --                 --            --        0.00%
         Highest contract charge 1.70% Class B       $13.94            --                 --            --       (0.43)%
         All contract charges                            --           376            $ 5,337          2.01%
   2014  Lowest contract charge 1.30% Class B        $14.29            --                 --            --        5.70%
         Highest contract charge 1.70% Class B       $14.00            --                 --            --        5.34%
         All contract charges                            --           359            $ 5,097          2.41%
2013(w)  Lowest contract charge 1.30% Class B        $13.52            --                 --            --       14.77%
         Highest contract charge 1.70% Class B       $13.29            --                 --            --       14.27%
         All contract charges                            --           398            $ 5,366          2.25%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.78            --                 --            --        3.33%
         Highest contract charge 1.70% Class B(a)    $11.63            --                 --            --        3.01%
         All contract charges                            --           119            $ 1,407          1.43%
2012(v)  Lowest contract charge 1.30% Class B        $11.78            --                 --            --       11.87%
         Highest contract charge 1.70% Class B       $11.63            --                 --            --       11.40%

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
   2016  Lowest contract charge 1.10% Class B        $ 9.21           --                 --             --       (2.02)%
         Highest contract charge 1.25% Class B       $ 9.63           --                 --             --       (2.03)%
         All contract charges                            --           52             $  489           0.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.40           --                 --             --       (6.37)%
         Highest contract charge 1.25% Class B       $ 9.83           --                 --             --        1.34%
         All contract charges                            --           15             $  147           0.00%
   2014  Lowest contract charge 1.20% Class B(g)     $ 9.70           --                 --             --       (0.72)%
         Highest contract charge 1.25% Class B(g)    $ 9.70           --                 --             --       (0.72)%
         All contract charges                            --            2             $   18           0.00%
AB VPS GROWTH AND INCOME PORTFOLIO
   2016  Lowest contract charge 1.10% Class B        $10.87           --                 --             --        9.91%
         Highest contract charge 1.25% Class B       $11.25           --                 --             --        9.65%
         All contract charges                            --          266             $2,945           0.95%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.89           --                 --             --       (0.80)%
         Highest contract charge 1.25% Class B       $10.26           --                 --             --        0.20%
         All contract charges                            --          108             $1,099           1.36%
   2014  Lowest contract charge 1.20% Class B(g)     $10.25           --                 --             --        3.02%
         Highest contract charge 1.25% Class B(g)    $10.24           --                 --             --        2.91%
         All contract charges                            --           --             $    5           0.00%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
   2016  Lowest contract charge 0.65% Class B        $ 9.25           --                 --             --       (7.59)%
         Highest contract charge 1.70% Class B       $ 9.93           --                 --             --       (8.65)%
         All contract charges                            --          726             $7,354           0.00%
   2015  Lowest contract charge 0.65% Class B        $10.01           --                 --             --       (2.82)%
         Highest contract charge 1.70% Class B       $10.87           --                 --             --       (3.81)%
         All contract charges                            --          802             $8,882           0.06%
   2014  Lowest contract charge 0.65% Class B        $10.30           --                 --             --       (2.09)%
         Highest contract charge 1.70% Class B       $11.30           --                 --             --       (3.09)%
         All contract charges                            --          759             $8,710           0.00%
2013(w)  Lowest contract charge 0.65% Class B        $10.52           --                 --             --       12.63%
         Highest contract charge 1.70% Class B       $11.66           --                 --             --       11.37%
         All contract charges                            --          637             $7,506           0.76%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.60           --                 --             --        1.73%
         Highest contract charge 1.65% Class B(a)    $10.49           --                 --             --        1.55%
         All contract charges                            --           54             $  570           1.05%
2012(v)  Lowest contract charge 0.65% Class B        $ 9.34           --                 --             --       14.46%
         Highest contract charge 1.70% Class B       $10.47           --                 --             --       13.31%
         All contract charges                            --          456             $4,810           1.50
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2016  Lowest contract charge 1.10% Class B        $10.71           --                 --             --        6.25%
         Highest contract charge 1.25% Class B       $11.32           --                 --             --        5.99%
         All contract charges                            --          388             $4,322           1.53%
   2015  Lowest contract charge 1.10% Class B(l)     $10.08           --                 --             --        2.44%
         Highest contract charge 1.25% Class B       $10.68           --                 --             --       (0.56)%
         All contract charges                            --          154             $1,646           1.62%
   2014  Lowest contract charge 1.20% Class B(g)     $10.74           --                 --             --       11.99%
         Highest contract charge 1.25% Class B(g)    $10.74           --                 --             --       11.99%
         All contract charges                            --            9             $  104           0.00%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
   2016  Lowest contract charge 0.30% Class B        $11.80           --                 --             --       24.34%
         Highest contract charge 1.25% Class B       $11.54           --                 --             --       23.16%
         All contract charges                            --          250             $2,852           0.39%
   2015  Lowest contract charge 0.30% Class B(g)     $ 9.49           --                 --             --       (5.95)%
         Highest contract charge 1.25% Class B       $ 9.37           --                 --             --       (6.86)%
         All contract charges                            --          122             $1,140           0.54%
   2014  Lowest contract charge 1.20% Class B(g)     $10.06           --                 --             --        3.60%
         Highest contract charge 1.25% Class B(g)    $10.06           --                 --             --        3.60%
         All contract charges                            --           15             $  146           0.00%

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
   2016  Lowest contract charge 1.10% Class B        $ 9.88            --                 --            --         9.05%
         Highest contract charge 1.70% Class B       $11.36            --                 --            --         8.50%
         All contract charges                            --           911            $10,288          1.11%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.06            --                 --            --        (8.58)%
         Highest contract charge 1.70% Class B       $10.47            --                 --            --        (6.01)%
         All contract charges                            --           873            $ 9,052          0.85%
   2014  Lowest contract charge 1.20% Class B        $10.18            --                 --            --         1.09%
         Highest contract charge 1.70% Class B       $11.14            --                 --            --         0.54%
         All contract charges                            --           630            $ 6,908          2.11%
   2013  Lowest contract charge 1.25% Class B(d)     $10.07            --                 --            --         1.41%
         Highest contract charge 1.70% Class B(b)    $11.08            --                 --            --        10.58%
         All contract charges                            --           202            $ 2,239          2.74%
ALL ASSET AGGRESSIVE-ALT 50
   2016  Lowest contract charge 1.10% Class B        $ 9.71            --                 --            --        10.09%
         Highest contract charge 1.25% Class B       $10.07            --                 --            --         9.93%
         All contract charges                            --            73            $   737          0.88%
   2015  Lowest contract charge 1.10% Class B(l)     $ 8.82            --                 --            --       (10.46)%
         Highest contract charge 1.25% Class B       $ 9.16            --                 --            --        (8.03)%
         All contract charges                            --            45            $   414          0.95%
   2014  Lowest contract charge 1.25% Class B        $ 9.97            --                 --            --         0.40%
         Highest contract charge 1.25% Class B       $ 9.96            --                 --            --         0.30%
         All contract charges                            --            30            $   299          2.86%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.93            --                 --            --         0.51%
         Highest contract charge 1.20% Class B(d)    $ 9.93            --                 --            --         0.51%
         All contract charges                            --             2            $    18          2.77%
ALL ASSET AGGRESSIVE-ALT 75
   2016  Lowest contract charge 1.10% Class B        $ 9.57            --                 --            --        11.02%
         Highest contract charge 1.25% Class B       $ 9.66            --                 --            --        10.91%
         All contract charges                            --           106            $ 1,023          1.14%
   2015  Lowest contract charge 1.10% Class B(l)     $ 8.62            --                 --            --       (12.04)%
         Highest contract charge 1.25% Class B       $ 8.71            --                 --            --       (10.39)%
         All contract charges                            --            66            $   585          1.21%
   2014  Lowest contract charge 1.20% Class B        $ 9.72            --                 --            --        (0.92)%
         Highest contract charge 1.25% Class B       $ 9.72            --                 --            --        (0.92)%
         All contract charges                            --            48            $   458          3.28%
   2013  Lowest contract charge 1.25% Class B(d)     $ 9.81            --                 --            --        (0.20)%
         Highest contract charge 1.25% Class B(d)    $ 9.81            --                 --            --        (0.20)%
         All contract charges                            --             2            $    15          2.82%
ALL ASSET GROWTH-ALT 20
   2016  Lowest contract charge 1.30% Class A        $14.26            --                 --            --         8.11%
         Highest contract charge 1.70% Class A       $13.86            --                 --            --         7.78%
         All contract charges                            --         1,294            $18,359          1.45%
   2015  Lowest contract charge 1.30% Class A        $13.19            --                 --            --        (5.18)%
         Highest contract charge 1.70% Class A       $12.86            --                 --            --        (5.65)%
         All contract charges                            --         1,122            $14,722          0.88%
   2014  Lowest contract charge 1.30% Class A        $13.91            --                 --            --         1.02%
         Highest contract charge 1.70% Class A       $13.63            --                 --            --         0.66%
         All contract charges                            --           907            $12,546          1.58%
2013(w)  Lowest contract charge 1.30% Class A        $13.77            --                 --            --        12.68%
         Highest contract charge 1.70% Class A       $13.54            --                 --            --        12.18%
         All contract charges                            --           721            $ 9,868          1.63%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.22            --                 --            --         2.35%
         Highest contract charge 1.70% Class A(a)    $12.07            --                 --            --         2.12%
         All contract charges                            --            81            $   976          2.74%
2012(v)  Lowest contract charge 1.30% Class A        $12.22            --                 --            --        10.49%
         Highest contract charge 1.70% Class A       $12.07            --                 --            --        10.13%
         All contract charges                            --           429            $    --          1.59%

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
ALL ASSET MODERATE GROWTH-ALT 15
   2016  Lowest contract charge 1.30% Class B          $10.98            --                 --            --        7.23%
         Highest contract charge 1.70% Class B         $10.81            --                 --            --        6.82%
         All contract charges                              --         1,376           $ 15,065          1.59%
   2015  Lowest contract charge 1.30% Class B          $10.24            --                 --            --       (5.01)%
         Highest contract charge 1.70% Class B         $10.12            --                 --            --       (5.42)%
         All contract charges                              --         1,186           $ 12,106          0.94%
   2014  Lowest contract charge 1.30% Class B          $10.78            --                 --            --        1.13%
         Highest contract charge 1.70% Class B         $10.70            --                 --            --        0.75%
         All contract charges                              --           830           $  8,927          2.56%
   2013  Lowest contract charge 1.30% Class B(b)       $10.66            --                 --            --        6.39%
         Highest contract charge 1.70% Class B(b)      $10.62            --                 --            --        5.99%
         All contract charges                              --           245           $  2,610          2.73%
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
   2016  Lowest contract charge 1.10% Class III        $ 9.98            --                 --            --        6.85%
         Highest contract charge 1.25% Class III       $ 9.96            --                 --            --        6.64%
         All contract charges                              --           158           $  1,582          1.12%
   2015  Lowest contract charge 1.10% Class III(m)     $ 9.34            --                 --            --       (9.42)%
         Highest contract charge 1.25% Class III(m)    $ 9.34            --                 --            --       (9.48)%
         All contract charges                              --            48           $    457          0.62%
AMERICAN CENTURY VP INFLATION PROTECTION FUND
   2016  Lowest contract charge 1.10% Class II         $ 9.84            --                 --            --        3.25%
         Highest contract charge 1.25% Class II        $ 9.84            --                 --            --        3.04%
         All contract charges                              --           438           $  4,317          1.86%
   2015  Lowest contract charge 1.10% Class II(l)      $ 9.53            --                 --            --       (3.54)%
         Highest contract charge 1.25% Class II        $ 9.55            --                 --            --       (3.63)%
         All contract charges                              --           337           $  3,208          1.92%
   2014  Lowest contract charge 1.20% Class II         $ 9.92            --                 --            --        2.06%
         Highest contract charge 1.25% Class II        $ 9.91            --                 --            --        1.95%
         All contract charges                              --           218           $  2,169          1.51%
   2013  Lowest contract charge 1.20% Class II(d)      $ 9.72            --                 --            --       (2.02)%
         Highest contract charge 1.25% Class II(d)     $ 9.72            --                 --            --       (2.02)%
         All contract charges                              --             8           $     83          0.00%
AMERICAN CENTURY VP LARGE COMPANY VALUE
   2016  Lowest contract charge 1.30% Class II         $19.56            --                 --            --       13.52%
         Highest contract charge 1.70% Class II        $19.00            --                 --            --       13.03%
         All contract charges                              --           121           $  2,365          1.96%
   2015  Lowest contract charge 1.30% Class II         $17.23            --                 --            --       (5.28)%
         Highest contract charge 1.70% Class II        $16.81            --                 --            --       (5.67)%
         All contract charges                              --           147           $  2,523          1.35%
   2014  Lowest contract charge 1.30% Class II         $18.19            --                 --            --       11.25%
         Highest contract charge 1.70% Class II        $17.82            --                 --            --       10.89%
         All contract charges                              --           143           $  2,581          1.29%
2013(w)  Lowest contract charge 1.30% Class II         $16.35            --                 --            --       29.35%
         Highest contract charge 1.70% Class II        $16.07            --                 --            --       28.77%
         All contract charges                              --           144           $  2,355          1.40%
2012(v)  Lowest contract charge 1.30% Class II         $12.64            --                 --            --       14.91%
         Highest contract charge 1.70% Class II        $12.48            --                 --            --       14.39%
         All contract charges                              --           127           $  1,609          1.72%
AMERICAN CENTURY VP MID CAP VALUE FUND
   2016  Lowest contract charge 0.30% Class II         $14.27            --                 --            --       22.28%
         Highest contract charge 1.70% Class II        $23.29            --                 --            --       20.61%
         All contract charges                              --         5,520           $112,887          1.58%
   2015  Lowest contract charge 0.30% Class II(d)      $11.67            --                 --            --       (1.85)%
         Highest contract charge 1.70% Class II        $19.31            --                 --            --       (3.26)%
         All contract charges                              --         3,932           $ 69,442          1.51%
   2014  Lowest contract charge 0.65% Class II         $17.99            --                 --            --       15.47%
         Highest contract charge 1.70% Class II        $19.96            --                 --            --       14.32%
         All contract charges                              --         2,544           $ 47,809          1.03%
2013(w)  Lowest contract charge 0.65% Class II         $15.58            --                 --            --       29.08%
         Highest contract charge 1.70% Class II        $17.46            --                 --            --       27.63%
         All contract charges                              --         1,571           $ 27,657          1.11%

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
AMERICAN CENTURY VP MID CAP VALUE FUND (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class II(a)     $13.85            --                 --            --        5.64%
         Highest contract charge 1.70% Class II(a)    $13.68            --                 --            --        5.39%
         All contract charges                                          185            $ 2,554          1.63%
2012(v)  Lowest contract charge 0.65% Class II        $12.07            --                 --            --       15.50%
         Highest contract charge 1.70% Class II       $13.68            --                 --            --       14.29%
         All contract charges                             --           701            $ 9,649          1.93%
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
   2016  Lowest contract charge 1.10% Class 4         $10.49            --                 --            --        7.92%
         Highest contract charge 1.25% Class 4        $11.48            --                 --            --        7.79%
         All contract charges                             --         2,434            $27,035          1.67%
   2015  Lowest contract charge 1.10% Class 4(l)      $ 9.72            --                 --            --       (2.11)%
         Highest contract charge 1.25% Class 4        $10.65            --                 --            --       (0.19)%
         All contract charges                             --         1,420            $14,981          2.33%
   2014  Lowest contract charge 1.20% Class 4         $10.67            --                 --            --        3.89%
         Highest contract charge 1.25% Class 4        $10.67            --                 --            --        3.89%
         All contract charges                             --           718            $ 7,663          3.06%
   2013  Lowest contract charge 1.20% Class 4(d)      $10.27            --                 --            --        2.09%
         Highest contract charge 1.25% Class 4(d)     $10.27            --                 --            --        2.09%
         All contract charges                             --            35            $   356          1.45%
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
   2016  Lowest contract charge 0.65% Class 4         $10.24            --                 --            --        2.20%
         Highest contract charge 1.70% Class 4        $ 9.92            --                 --            --        1.02%
         All contract charges                             --         3,991            $39,988          1.70%
   2015  Lowest contract charge 0.65% Class 4         $10.02            --                 --            --       (0.79)%
         Highest contract charge 1.70% Class 4        $ 9.82            --                 --            --       (1.80)%
         All contract charges                             --         2,649            $26,193          2.07%
   2014  Lowest contract charge 0.65% Class 4         $10.10            --                 --            --        4.45%
         Highest contract charge 1.70% Class 4        $10.00            --                 --            --        3.41%
         All contract charges                             --         1,029            $10,341          4.09%
   2013  Lowest contract charge 1.30% Class 4(b)      $ 9.71            --                 --            --       (2.80)%
         Highest contract charge 1.70% Class 4(b)     $ 9.67            --                 --            --       (3.20)%
         All contract charges                             --           150            $ 1,449          3.39%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
   2016  Lowest contract charge 0.30% Class 4         $11.38            --                 --            --        0.09%
         Highest contract charge 1.25% Class 4        $11.04            --                 --            --       (0.81)%
         All contract charges                             --           386            $ 4,005          0.77%
   2015  Lowest contract charge 0.30% Class 4(d)      $11.37            --                 --            --        6.36%
         Highest contract charge 1.25% Class 4        $11.13            --                 --            --        5.30%
         All contract charges                             --           244            $ 2,669          1.33%
   2014  Lowest contract charge 1.20% Class 4         $10.57            --                 --            --        0.76%
         Highest contract charge 1.25% Class 4        $10.57            --                 --            --        0.76%
         All contract charges                             --           129            $ 1,356          2.11%
   2013  Lowest contract charge 1.20% Class 4(d)      $10.49            --                 --            --        4.48%
         Highest contract charge 1.25% Class 4(d)     $10.49            --                 --            --        4.48%
         All contract charges                             --             7            $    80          1.53%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
   2016  Lowest contract charge 0.30% Class 4         $10.61            --                 --            --        1.53%
         Highest contract charge 1.70% Class 4        $11.47            --                 --            --        0.09%
         All contract charges                             --         1,083            $12,237          0.10%
   2015  Lowest contract charge 0.30% Class 4(d)      $10.45            --                 --            --       (0.29)%
         Highest contract charge 1.70% Class 4        $11.46            --                 --            --       (1.72)%
         All contract charges                             --         1,077            $12,084          0.00%
   2014  Lowest contract charge 1.20% Class 4         $10.37            --                 --            --        0.58%
         Highest contract charge 1.70% Class 4        $11.66            --                 --            --        0.17%
         All contract charges                             --           604            $ 6,910          0.10%
   2013  Lowest contract charge 1.25% Class 4(d)      $10.31            --                 --            --        3.31%
         Highest contract charge 1.70% Class 4(b)     $11.64            --                 --            --       15.94%
         All contract charges                             --           160            $ 1,859          0.34%

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
2016  Lowest contract charge 0.30% Class 4          $12.92            --                 --            --        10.90%
      Highest contract charge 1.25% Class 4         $12.54            --                 --            --         9.90%
      All contract charges                              --           505            $ 6,035          1.49%
2015  Lowest contract charge 0.30% Class 4(d)       $11.65            --                 --            --         0.95%
      Highest contract charge 1.25% Class 4         $11.41            --                 --            --        (0.09)%
      All contract charges                              --           371            $ 4,158          1.91%
2014  Lowest contract charge 1.20% Class 4          $11.42            --                 --            --         8.97%
      Highest contract charge 1.25% Class 4         $11.42            --                 --            --         8.97%
      All contract charges                              --           136            $ 1,561          2.38%
2013  Lowest contract charge 1.20% Class 4(d)       $10.48            --                 --            --         4.07%
      Highest contract charge 1.25% Class 4(d)      $10.48            --                 --            --         4.17%
      All contract charges                              --             6            $    65          0.21%
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
2016  Lowest contract charge 1.10% Class 4          $ 8.81            --                 --            --         0.11%
      Highest contract charge 1.25% Class 4         $ 8.99            --                 --            --        (0.11)%
      All contract charges                              --           361            $ 3,229          2.67%
2015  Lowest contract charge 1.10% Class 4(l)       $ 8.80            --                 --            --       (12.09)%
      Highest contract charge 1.25% Class 4         $ 9.00            --                 --            --        (7.02)%
      All contract charges                              --           319            $ 2,871          2.52%
2014  Lowest contract charge 1.20% Class 4          $ 9.68            --                 --            --        (4.63)%
      Highest contract charge 1.25% Class 4         $ 9.68            --                 --            --        (4.63)%
      All contract charges                              --           172            $ 1,662          5.12%
2013  Lowest contract charge 1.20% Class 4(d)       $10.15            --                 --            --         2.22%
      Highest contract charge 1.25% Class 4(d)      $10.15            --                 --            --         2.22%
      All contract charges                              --            12            $   125          0.24%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
2016  Lowest contract charge 1.30% Class P-2        $12.00            --                 --            --         5.91%
      Highest contract charge 1.70% Class P-2       $11.81            --                 --            --         5.45%
      All contract charges                              --           484            $ 5,775          1.31%
2015  Lowest contract charge 1.30% Class P-2        $11.33            --                 --            --        (2.41)%
      Highest contract charge 1.70% Class P-2       $11.20            --                 --            --        (2.78)%
      All contract charges                              --           504            $ 5,699          1.50%
2014  Lowest contract charge 1.30% Class P-2        $11.61            --                 --            --         1.57%
      Highest contract charge 1.70% Class P-2       $11.52            --                 --            --         1.14%
      All contract charges                              --           489            $ 5,664          0.08%
2013  Lowest contract charge 1.00% Class P-2(b)     $11.43            --                 --            --        13.62%
      Highest contract charge 1.70% Class P-2(b)    $11.39            --                 --            --        13.22%
      All contract charges                              --           191            $ 2,180          1.77%
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2016  Lowest contract charge 0.30% Class 4          $ 9.36            --                 --            --         4.82%
      Highest contract charge 1.70% Class 4         $ 9.56            --                 --            --         3.24%
      All contract charges                              --         3,789            $36,229          0.67%
2015  Lowest contract charge 0.30% Class 4(d)       $ 8.93            --                 --            --        (3.67)%
      Highest contract charge 1.70% Class 4         $ 9.26            --                 --            --        (5.03)%
      All contract charges                              --         3,247            $29,955          0.58%
2014  Lowest contract charge 1.20% Class 4          $ 9.17            --                 --            --        (9.30)%
      Highest contract charge 1.70% Class 4         $ 9.75            --                 --            --        (9.64)%
      All contract charges                              --         2,069            $20,029          1.59%
2013  Lowest contract charge 1.20% Class 4(d)       $10.11            --                 --            --         1.61%
      Highest contract charge 1.70% Class 4(b)      $10.79            --                 --            --         7.79%
      All contract charges                              --           615            $ 6,625          3.55%
AXA 400 MANAGED VOLATILITY
2016  Lowest contract charge 0.65% Class B          $18.11            --                 --            --        18.91%
      Highest contract charge 1.70% Class B         $20.23            --                 --            --        17.68%
      All contract charges                              --         3,959            $78,033          0.74%
2015  Lowest contract charge 0.65% Class B          $15.23            --                 --            --        (3.73)%
      Highest contract charge 1.70% Class B         $17.19            --                 --            --        (4.76)%
      All contract charges                              --         4,241            $72,320          0.54%

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
   2014  Lowest contract charge 0.65% Class B        $15.82            --                 --            --        8.06%
         Highest contract charge 1.70% Class B       $18.05            --                 --            --        6.93%
         All contract charges                            --         4,305           $ 77,669          0.40%
2013(w)  Lowest contract charge 0.65% Class B        $14.64            --                 --            --       30.83%
         Highest contract charge 1.70% Class B       $16.88            --                 --            --       29.45%
         All contract charges                            --         4,545           $ 76,952          0.16%
2012(v)  Lowest contract charge 1.65% Class II       $11.19            --                 --            --       15.72%
         Highest contract charge 1.70% Class II      $13.04            --                 --            --       14.49%
         All contract charges                            --         4,830           $ 63,475          0.23%
AXA 500 MANAGED VOLATILITY
   2016  Lowest contract charge 0.65% Class B        $18.00            --                 --            --       10.29%
         Highest contract charge 1.70% Class B       $18.49            --                 --            --        9.15%
         All contract charges                            --         9,491           $175,396          1.20%
   2015  Lowest contract charge 0.65% Class B        $16.32            --                 --            --       (0.24)%
         Highest contract charge 1.70% Class B       $16.94            --                 --            --       (1.34)%
         All contract charges                            --        10,031           $170,851          0.90%
   2014  Lowest contract charge 0.65% Class B        $16.36            --                 --            --       11.83%
         Highest contract charge 1.70% Class B       $17.17            --                 --            --       10.70%
         All contract charges                            --        10,706           $185,193          0.57%
2013(w)  Lowest contract charge 0.65% Class B        $14.63            --                 --            --       30.04%
         Highest contract charge 1.70% Class B       $15.51            --                 --            --       28.71%
         All contract charges                            --        11,690           $182,711          0.44%
2012(v)  Lowest contract charge 0.65% Class B        $11.25            --                 --            --       14.10%
         Highest contract charge 1.70% Class B       $12.05            --                 --            --       12.83%
         All contract charges                            --        12,550           $152,404          0.63%
AXA 2000 MANAGED VOLATILITY
   2016  Lowest contract charge 0.65% Class B        $17.34            --                 --            --       19.75%
         Highest contract charge 1.70% Class B       $19.85            --                 --            --       18.44%
         All contract charges                            --         3,941           $ 77,963          0.70%
   2015  Lowest contract charge 0.65% Class B        $14.48            --                 --            --       (5.73)%
         Highest contract charge 1.70% Class B       $16.76            --                 --            --       (6.68)%
         All contract charges                            --         4,452           $ 74,582          0.39%
   2014  Lowest contract charge 0.65% Class B        $15.36            --                 --            --        3.36%
         Highest contract charge 1.70% Class B       $17.96            --                 --            --        2.28%
         All contract charges                            --         4,617           $ 83,163          0.15%
2013(w)  Lowest contract charge 0.65% Class B        $14.86            --                 --            --       36.46%
         Highest contract charge 1.70% Class B       $17.56            --                 --            --       35.08%
         All contract charges                            --         4,681           $ 82,678          0.11%
2012(v)  Lowest contract charge 0.65% Class B        $10.89            --                 --            --       14.75%
         Highest contract charge 1.70% Class B       $13.00            --                 --            --       13.44%
         All contract charges                            --         5,328           $ 69,826          0.33%
AXA AGGRESSIVE ALLOCATION
   2016  Lowest contract charge 1.30% Class A        $15.86            --                 --            --        7.38%
         Highest contract charge 1.70% Class A       $15.41            --                 --            --        6.94%
         All contract charges                            --         1,146           $ 18,059          0.98%
   2015  Lowest contract charge 1.30% Class A        $14.77            --                 --            --       (3.02)%
         Highest contract charge 1.70% Class A       $14.41            --                 --            --       (3.42)%
         All contract charges                            --         1,184           $ 17,376          0.93%
   2014  Lowest contract charge 1.30% Class A        $15.23            --                 --            --        3.32%
         Highest contract charge 1.70% Class A       $14.92            --                 --            --        2.97%
         All contract charges                            --         1,348           $ 20,405          1.53%
2013(w)  Lowest contract charge 1.30% Class A        $14.74            --                 --            --       24.81%
         Highest contract charge 1.70% Class A       $14.49            --                 --            --       24.27%
         All contract charges                            --         1,469           $ 21,547          2.52%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.81            --                 --            --        2.96%
         Highest contract charge 1.65% Class A(a)    $11.68            --                 --            --        2.73%
         All contract charges                            --           194           $  2,281          3.61%

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA AGGRESSIVE ALLOCATION (CONTINUED)
2012(v)  Lowest contract charge 1.30% Class A        $11.81             --                 --           --       12.69%
         Highest contract charge 1.70% Class A       $11.66             --                 --           --       12.22%
         All contract charges                            --          1,253         $   14,748         0.83%
AXA AGGRESSIVE ALLOCATION
   2016  Lowest contract charge 1.10% Class B        $10.06             --                 --           --        7.59%
         Highest contract charge 1.25% Class B       $11.10             --                 --           --        7.35%
         All contract charges                            --            273         $    2,901         0.98%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.35             --                 --           --       (6.22)%
         Highest contract charge 1.25% Class B       $10.34             --                 --           --       (2.91)%
         All contract charges                            --            118         $    1,216         0.93%
   2014  Lowest contract charge 1.20% Class B        $10.66             --                 --           --        3.50%
         Highest contract charge 1.25% Class B       $10.65             --                 --           --        3.40%
         All contract charges                            --             94         $    1,006         1.53%
   2013  Lowest contract charge 1.25% Class B        $10.30             --                 --           --        2.59%
         Highest contract charge 1.25% Class B       $10.30             --                 --           --        2.59%
         All contract charges                            --              2         $       21         2.52%
AXA AGGRESSIVE STRATEGY
   2016  Lowest contract charge 1.30% Class B        $14.07             --                 --           --        7.73%
         Highest contract charge 1.70% Class B       $13.80             --                 --           --        7.23%
         All contract charges                            --        193,603         $2,709,398         1.09%
   2015  Lowest contract charge 1.30% Class B        $13.06             --                 --           --       (2.46)%
         Highest contract charge 1.70% Class B       $12.87             --                 --           --       (2.79)%
         All contract charges                            --        171,989         $2,236,469         1.43%
   2014  Lowest contract charge 1.30% Class B        $13.39             --                 --           --        4.86%
         Highest contract charge 1.70% Class B       $13.24             --                 --           --        4.42%
         All contract charges                            --        118,842         $1,585,315         1.99%
   2013  Lowest contract charge 1.30% Class B        $12.77             --                 --           --       21.85%
         Highest contract charge 1.70% Class B       $12.68             --                 --           --       21.34%
         All contract charges                            --         58,211         $  741,515         5.11%
   2012  Lowest contract charge 1.30% Class B(a)     $10.48             --                 --           --        3.25%
         Highest contract charge 1.70% Class B(a)    $10.45             --                 --           --        2.96%
         All contract charges                            --         11,834         $  123,880         2.25%
AXA BALANCED STRATEGY
   2016  Lowest contract charge 0.65% Class B        $12.77             --                 --           --        5.28%
         Highest contract charge 1.70% Class B       $13.03             --                 --           --        4.16%
         All contract charges                            --        206,228         $2,791,404         0.89%
   2015  Lowest contract charge 0.65% Class B        $12.13             --                 --           --       (1.30)%
         Highest contract charge 1.70% Class B       $12.51             --                 --           --       (2.34)%
         All contract charges                            --        194,842         $2,525,918         1.04%
   2014  Lowest contract charge 0.65% Class B        $12.29             --                 --           --        3.71%
         Highest contract charge 1.70% Class B       $12.81             --                 --           --        2.64%
         All contract charges                            --        168,531         $2,235,687         1.25%
2013(w)  Lowest contract charge 1.30% Class B        $12.69             --                 --           --       12.20%
         Highest contract charge 1.70% Class B       $12.48             --                 --           --       11.73%
         All contract charges                            --        128,062         $1,658,532         2.35%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.31             --                 --           --        1.71%
         Highest contract charge 1.70% Class B(a)    $11.17             --                 --           --        1.45%
         All contract charges                            --         15,246         $  171,809         1.82%
2012(v)  Lowest contract charge 1.30% Class B        $11.31             --                 --           --        7.10%
         Highest contract charge 1.70% Class B       $11.17             --                 --           --        6.69%
         All contract charges                            --        102,120         $1,228,875         0.83%
AXA CONSERVATIVE GROWTH STRATEGY
   2016  Lowest contract charge 0.65% Class B        $12.15             --                 --           --        4.20%
         Highest contract charge 1.70% Class B       $12.33             --                 --           --        3.18%
         All contract charges                            --        103,465         $1,320,323         0.90%

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
   2015  Lowest contract charge 0.65% Class B        $11.66            --                  --           --       (1.10)%
         Highest contract charge 1.70% Class B       $11.95            --                  --           --       (2.13)%
         All contract charges                            --        94,706          $1,168,745         0.99%
   2014  Lowest contract charge 0.65% Class B        $11.79            --                  --           --        3.15%
         Highest contract charge 1.70% Class B       $12.21            --                  --           --        2.01%
         All contract charges                            --        83,471          $1,051,381         1.11%
2013(w)  Lowest contract charge 0.65% Class B        $11.43            --                  --           --        9.80%
         Highest contract charge 1.70% Class B       $11.97            --                  --           --        8.62%
         All contract charges                            --        67,012          $  827,711         1.96%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.16            --                  --           --        1.45%
         Highest contract charge 1.70% Class B(a)    $11.02            --                  --           --        1.19%
         All contract charges                            --        10,259          $  114,078         1.85%
2012(v)  Lowest contract charge 0.65% Class B        $10.41            --                  --           --        6.55%
         Highest contract charge 1.70% Class B       $11.02            --                  --           --        5.45%
         All contract charges                            --        52,553          $  617,051         0.85%
AXA CONSERVATIVE STRATEGY
   2016  Lowest contract charge 0.65% Class B        $10.97            --                  --           --        2.14%
         Highest contract charge 1.70% Class B       $10.98            --                  --           --        1.01%
         All contract charges                            --        70,164          $  792,717         0.83%
   2015  Lowest contract charge 0.65% Class B        $10.74            --                  --           --       (0.83)%
         Highest contract charge 1.70% Class B       $10.87            --                  --           --       (1.81)%
         All contract charges                            --        62,480          $  696,974         0.88%
   2014  Lowest contract charge 0.65% Class B        $10.83            --                  --           --        1.98%
         Highest contract charge 1.70% Class B       $11.07            --                  --           --        0.82%
         All contract charges                            --        52,780          $  599,559         0.83%
2013(w)  Lowest contract charge 0.65% Class B        $10.62            --                  --           --        3.71%
         Highest contract charge 1.70% Class B       $10.98            --                  --           --        2.62%
         All contract charges                            --        43,555          $  490,129         1.18%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.84            --                  --           --        0.84%
         Highest contract charge 1.70% Class B(a)    $10.70            --                  --           --        0.47%
         All contract charges                            --         6,987          $   75,437         1.90%
2012(v)  Lowest contract charge 0.65% Class B        $10.24            --                  --           --        3.75%
         Highest contract charge 1.70% Class B       $10.70            --                  --           --        2.69%
         All contract charges                            --        38,516          $  430,809         0.91%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $13.39            --                  --           --        3.16%
         Highest contract charge 1.70% Class A       $13.01            --                  --           --        2.68%
         All contract charges                            --           467          $    6,204         0.95%
   2015  Lowest contract charge 1.30% Class A        $12.98            --                  --           --       (3.06)%
         Highest contract charge 1.70% Class A       $12.67            --                  --           --       (3.36)%
         All contract charges                            --           530          $    6,839         0.93%
   2014  Lowest contract charge 1.30% Class A        $13.39            --                  --           --        0.37%
         Highest contract charge 1.70% Class A       $13.11            --                  --           --       (0.08)%
         All contract charges                            --           562          $    7,487         1.04%
2013(w)  Lowest contract charge 1.30% Class A        $13.34            --                  --           --       18.79%
         Highest contract charge 1.70% Class A       $13.12            --                  --           --       18.30%
         All contract charges                            --           481               6,377         0.91%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.23            --                  --           --        4.86%
         Highest contract charge 1.70% Class A(a)    $11.09            --                  --           --        4.52%
         All contract charges                            --            52                 587         2.62%
2012(v)  Lowest contract charge 1.30% Class A        $11.23            --                  --           --       15.53%
         Highest contract charge 1.70% Class A       $11.09            --                  --           --       15.04%
         All contract charges                            --           344          $    3,855         1.40%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $28.41            --                  --           --        3.12%
         Highest contract charge 1.70% Class B       $20.06            --                  --           --        2.71%
         All contract charges                            --           348               8,719         0.95%

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class B        $27.55             --                 --           --       (2.99)%
         Highest contract charge 1.70% Class B       $19.53             --                 --           --       (3.41)%
         All contract charges                            --            328         $    8,040         0.93%
   2014  Lowest contract charge 1.30% Class B        $28.40             --                 --           --        0.35%
         Highest contract charge 1.70% Class B       $20.22             --                 --           --          --%
         All contract charges                            --            294         $    7,409         1.04%
2013(w)  Lowest contract charge 1.30% Class B        $28.30             --                 --           --       18.81%
         Highest contract charge 1.70% Class B       $20.22             --                 --           --       18.31%
         All contract charges                            --            271         $    6,844         0.91%
2012(v)  Lowest contract charge 0.95% Class B        $19.21             --                 --           --       15.86%
         Highest contract charge 1.90% Class B       $16.57             --                 --           --       14.75%
         All contract charges                            --         42,150         $  893,065         1.40%
AXA GROWTH STRATEGY
   2016  Lowest contract charge 0.65% Class B        $14.09             --                 --           --        7.39%
         Highest contract charge 1.70% Class B       $14.53             --                 --           --        6.21%
         All contract charges                            --        237,828         $3,616,245         1.00%
   2015  Lowest contract charge 0.65% Class B        $13.12             --                 --           --       (1.65)%
         Highest contract charge 1.70% Class B       $13.68             --                 --           --       (2.63)%
         All contract charges                            --        217,542         $3,107,504         1.26%
   2014  Lowest contract charge 0.65% Class B        $13.34             --                 --           --        4.96%
         Highest contract charge 1.70% Class B       $14.05             --                 --           --        3.84%
         All contract charges                            --        165,833         $2,437,544         1.66%
2013(w)  Lowest contract charge 0.65% Class B        $12.71             --                 --           --       19.45%
         Highest contract charge 1.70% Class B       $13.53             --                 --           --       18.17%
         All contract charges                            --        100,706         $1,440,835         3.63%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.60             --                 --           --        2.29%
         Highest contract charge 1.70% Class B(a)    $11.45             --                 --           --        1.96%
         All contract charges                            --         14,063         $  162,471         1.83%
2012(v)  Lowest contract charge 0.65% Class B        $10.64             --                 --           --       10.49%
         Highest contract charge 1.70% Class B       $11.45             --                 --           --        9.26%
         All contract charges                            --         77,432         $1,024,880         0.82%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $10.29             --                 --           --       (1.15)%
         Highest contract charge 1.70% Class A       $10.00             --                 --           --       (1.48)%
         All contract charges                            --            434         $    4,432         0.29%
   2015  Lowest contract charge 1.30% Class A        $10.41             --                 --           --       (5.54)%
         Highest contract charge 1.70% Class A       $10.15             --                 --           --       (5.93)%
         All contract charges                            --            445         $    4,593         0.06%
   2014  Lowest contract charge 1.30% Class A        $11.02             --                 --           --       (7.47)%
         Highest contract charge 1.70% Class A       $10.79             --                 --           --       (7.86)%
         All contract charges                            --            388         $    4,253         1.62%
2013(w)  Lowest contract charge 1.30% Class A        $11.91             --                 --           --       15.97%
         Highest contract charge 1.70% Class A       $11.71             --                 --           --       15.48%
         All contract charges                            --            285         $    3,370         0.92%
2012(u)  Lowest contract charge 1.30% Class A(a)     $10.27             --                 --           --        5.88%
         Highest contract charge 1.70% Class A(a)    $10.14             --                 --           --        5.52%
         All contract charges                            --             32         $      329         2.83%
2012(v)  Lowest contract charge 1.30% Class A        $10.27             --                 --           --       14.75%
         Highest contract charge 1.70% Class A       $10.14             --                 --           --       14.32%
         All contract charges                            --            250         $    2,555         1.44%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $14.32             --                 --           --       (1.10)%
         Highest contract charge 1.70% Class B       $11.41             --                 --           --       (1.47)%
         All contract charges                            --            545         $    7,273         0.29%
   2015  Lowest contract charge 1.30% Class B        $14.48             --                 --           --       (5.54)%
         Highest contract charge 1.70% Class B       $11.58             --                 --           --       (6.01)%
         All contract charges                            --            583         $    7,915         0.06%

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
   2014    Lowest contract charge 1.30% Class B          $15.33            --                 --            --       (7.48)%
           Highest contract charge 1.70% Class B         $12.32            --                 --            --       (7.85)%
           All contract charges                              --           545           $  7,822          1.62
2013(w)    Lowest contract charge 1.30% Class B          $16.57            --                 --            --       16.04%
           Highest contract charge 1.70% Class B         $13.37            --                 --            --       15.56%
           All contract charges                              --           294           $  4,557          0.92%
2012(v)    Lowest contract charge 0.95% Class B          $12.84            --                 --            --       15.26%
           Highest contract charge 1.90% Class B         $11.25            --                 --            --       14.10%
           All contract charges                              --        47,756           $629,076          1.44%
AXA INTERNATIONAL MANAGED VOLATILITY
   2016    Lowest contract charge 0.65% Class B          $10.19            --                 --            --       (0.78)%
           Highest contract charge 1.70% Class B         $10.03            --                 --            --       (1.76)%
           All contract charges                              --        10,749           $109,748          1.23%
   2015    Lowest contract charge 0.65% Class B          $10.27            --                 --            --       (3.02)%
           Highest contract charge 1.70% Class B         $10.21            --                 --            --       (4.13)%
           All contract charges                              --        11,114           $115,259          0.04%
   2014    Lowest contract charge 0.65% Class B          $10.59            --                 --            --       (7.11)%
           Highest contract charge 1.70% Class B         $10.65            --                 --            --       (8.03)%
           All contract charges                              --        11,094           $119,622          0.84%
2013(w)    Lowest contract charge 0.65% Class B          $11.40            --                 --            --       20.38%
           Highest contract charge 1.70% Class B         $11.58            --                 --            --       19.01%
           All contract charges                              --        10,689           $125,030          0.00%
2012(v)    Lowest contract charge 0.65% Class B          $ 9.47            --                 --            --       15.77%
           Highest contract charge 1.70% Class B         $ 9.73            --                 --            --       14.61%
           All contract charges                              --        11,384           $111,566          0.65%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class A          $10.28            --                 --            --       (0.48)%
           Highest contract charge 1.70% Class A         $ 9.98            --                 --            --       (0.99)%
           All contract charges                              --           306           $  3,115          0.45%
   2015    Lowest contract charge 1.30% Class A          $10.33            --                 --            --       (4.44)%
           Highest contract charge 1.70% Class A         $10.08            --                 --            --       (4.82)%
           All contract charges                              --           359           $  3,686          0.10%
   2014    Lowest contract charge 1.30% Class A          $10.81            --                 --            --       (8.39)%
           Highest contract charge 1.70% Class A         $10.59            --                 --            --       (8.71)%
           All contract charges                              --           375           $  4,031          1.63%
2013(w)    Lowest contract charge 1.30% Class A          $11.80            --                 --            --       17.76%
           Highest contract charge 1.70% Class A         $11.60            --                 --            --       17.29%
           All contract charges                              --           356           $  4,177          1.19%
2012(u)    Lowest contract charge 1.30% Class A(a)       $10.02            --                 --            --        7.40%
           Highest contract charge 1.65% Class A(a)      $ 9.91            --                 --            --        7.14%
           All contract charges                              --            11           $    106          4.45%
2012(v)    Lowest contract charge 1.30% Class A          $10.02            --                 --            --       15.97%
           Highest contract charge 1.70% Class A         $ 9.89            --                 --            --       15.40%
           All contract charges                              --           371           $  3,701          1.78%
AXA LARGE CAP CORE MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class B          $20.10            --                 --            --        8.41%
           Highest contract charge 1.70% Class B         $14.50            --                 --            --        7.97%
           All contract charges                              --           509           $  9,344          1.19%
   2015    Lowest contract charge 1.30% Class B          $18.54            --                 --            --       (0.96)%
           Highest contract charge 1.70% Class B         $13.43            --                 --            --       (1.40)%
           All contract charges                              --           493           $  8,225          1.05%
   2014    Lowest contract charge 1.30% Class B          $18.72            --                 --            --       10.18%
           Highest contract charge 1.70% Class B         $13.62            --                 --            --        9.75%
           All contract charges                              --           464           $  7,756          1.24%
2013(w)    Lowest contract charge 1.30% Class B          $16.99            --                 --            --       29.79%
           Highest contract charge 1.70% Class B         $12.41            --                 --            --       29.27%
           All contract charges                              --           222           $  3,386          0.59%

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
2012(v)  Lowest contract charge 0.95% Class B        $10.67            --                 --            --       13.87%
         Highest contract charge 1.90% Class B       $ 9.33            --                 --            --       12.82%
         All contract charges                            --        12,776           $137,932          1.12%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $19.48            --                 --            --        4.17%
         Highest contract charge 1.70% Class A       $18.92            --                 --            --        3.73%
         All contract charges                            --           274           $  5,298          0.56%
   2015  Lowest contract charge 1.30% Class A        $18.70            --                 --            --        2.69%
         Highest contract charge 1.70% Class A       $18.24            --                 --            --        2.24%
         All contract charges                            --           314           $  5,839          0.30%
   2014  Lowest contract charge 1.30% Class A        $18.21            --                 --            --        9.63%
         Highest contract charge 1.70% Class A       $17.84            --                 --            --        9.25%
         All contract charges                            --           289           $  5,230          0.24%
2013(w)  Lowest contract charge 1.30% Class A        $16.61            --                 --            --       33.63%
         Highest contract charge 1.70% Class A       $16.33            --                 --            --       33.09%
         All contract charges                            --           205           $  3,406          0.19%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.43            --                 --            --       (1.74)%
         Highest contract charge 1.65% Class A(a)    $12.29            --                 --            --       (1.99)%
         All contract charges                            --            11           $    139          1.35%
2012(v)  Lowest contract charge 1.30% Class A        $12.43            --                 --            --       12.29%
         Highest contract charge 1.70% Class A       $12.27            --                 --            --       11.75%
         All contract charges                            --           147           $  1,825          0.56%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $22.74            --                 --            --        4.17%
         Highest contract charge 1.70% Class B       $24.49            --                 --            --        3.73%
         All contract charges                            --           733           $ 16,909          0.56%
   2015  Lowest contract charge 1.30% Class B        $21.83            --                 --            --        2.68%
         Highest contract charge 1.70% Class B       $23.61            --                 --            --        2.25%
         All contract charges                            --           772           $ 17,200          0.30%
   2014  Lowest contract charge 1.30% Class B        $21.26            --                 --            --        9.64%
         Highest contract charge 1.70% Class B       $23.09            --                 --            --        9.22%
         All contract charges                            --           720           $ 15,801          0.24%
2013(w)  Lowest contract charge 1.30% Class B        $19.39            --                 --            --       33.63%
         Highest contract charge 1.70% Class B       $21.14            --                 --            --       33.04%
         All contract charges                            --           446           $  8,930          0.19%
2012(v)  Lowest contract charge 0.95% Class B        $17.90            --                 --            --       12.65%
         Highest contract charge 1.90% Class B       $15.39            --                 --            --       11.60%
         All contract charges                            --        33,585           $512,891          0.56%
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $19.15            --                 --            --       13.85%
         Highest contract charge 1.70% Class A       $18.60            --                 --            --       13.35%
         All contract charges                            --           489           $  9,281          1.79%
   2015  Lowest contract charge 1.30% Class A        $16.82            --                 --            --       (5.24)%
         Highest contract charge 1.70% Class A       $16.41            --                 --            --       (5.64)%
         All contract charges                            --           976           $ 16,144          2.25%
   2014  Lowest contract charge 1.30% Class A        $17.75            --                 --            --       10.73%
         Highest contract charge 1.70% Class A       $17.39            --                 --            --       10.34%
         All contract charges                            --           349           $  6,155          1.87%
2013(w)  Lowest contract charge 1.30% Class A        $16.03            --                 --            --       30.75%
         Highest contract charge 1.70% Class A       $15.76            --                 --            --       30.25%
         All contract charges                            --           185           $  2,945          1.14%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.26            --                 --            --        4.16%
         Highest contract charge 1.65% Class A(a)    $12.12            --                 --            --        3.86%
         All contract charges                            --            15           $    188          3.57%
2012(v)  Lowest contract charge 1.30% Class A        $12.26            --                 --            --       14.37%
         Highest contract charge 1.70% Class A       $12.10            --                 --            --       13.83%
         All contract charges                            --           127           $  1,541          1.54%

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $17.76            --                 --            --       13.85%
         Highest contract charge 1.70% Class B       $19.46            --                 --            --       13.40%
         All contract charges                            --           811           $ 14,619          1.79%
   2015  Lowest contract charge 1.30% Class B        $15.60            --                 --            --       (5.28)%
         Highest contract charge 1.70% Class B       $17.16            --                 --            --       (5.66)%
         All contract charges                            --           817           $ 12,896          2.25%
   2014  Lowest contract charge 1.30% Class B        $16.47            --                 --            --       10.76%
         Highest contract charge 1.70% Class B       $18.19            --                 --            --       10.31%
         All contract charges                            --           805           $ 13,433          1.87%
2013(w)  Lowest contract charge 1.30% Class B        $14.87            --                 --            --       30.78%
         Highest contract charge 1.70% Class B       $16.49            --                 --            --       30.25%
         All contract charges                            --           311           $  4,740          1.14%
2012(v)  Lowest contract charge 0.95% Class B        $14.19            --                 --            --       14.71%
         Highest contract charge 1.90% Class B       $12.28            --                 --            --       13.60%
         All contract charges                            --        80,831           $983,911          1.54%
AXA MID CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $21.21            --                 --            --       16.09%
         Highest contract charge 1.70% Class A       $20.61            --                 --            --       15.66%
         All contract charges                            --           216           $  4,560          1.36%
   2015  Lowest contract charge 1.30% Class A        $18.27            --                 --            --       (4.79)%
         Highest contract charge 1.70% Class A       $17.82            --                 --            --       (5.16)%
         All contract charges                            --           199           $  3,604          0.85%
   2014  Lowest contract charge 1.30% Class A        $19.19            --                 --            --        9.47%
         Highest contract charge 1.70% Class A       $18.79            --                 --            --        8.99%
         All contract charges                            --           172           $  3,272          0.63%
2013(w)  Lowest contract charge 1.30% Class A        $17.53            --                 --            --       31.31%
         Highest contract charge 1.70% Class A       $17.24            --                 --            --       30.80%
         All contract charges                            --           105           $  1,821          0.50%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.35            --                 --            --        4.71%
         Highest contract charge 1.65% Class A(a)    $13.20            --                 --            --        4.43%
         All contract charges                            --            14           $    194          2.68%
2012(v)  Lowest contract charge 1.30% Class A        $13.35            --                 --            --       17.11%
         Highest contract charge 1.70% Class A       $13.18            --                 --            --       16.64%
         All contract charges                            --            57           $    764          1.20%
AXA MID CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $24.42            --                 --            --       16.12%
         Highest contract charge 1.70% Class B       $25.43            --                 --            --       15.64%
         All contract charges                            --           515           $ 12,477          1.36%
   2015  Lowest contract charge 1.30% Class B        $21.03            --                 --            --       (4.76)%
         Highest contract charge 1.70% Class B       $21.99            --                 --            --       (5.17)%
         All contract charges                            --           429           $  8,993          0.85%
   2014  Lowest contract charge 1.30% Class B        $22.08            --                 --            --        9.42%
         Highest contract charge 1.70% Class B       $23.19            --                 --            --        8.98%
         All contract charges                            --           322           $  7,158          0.63%
2013(w)  Lowest contract charge 1.30% Class B        $20.18            --                 --            --       31.38%
         Highest contract charge 1.70% Class B       $21.28            --                 --            --       30.87%
         All contract charges                            --           251           $  5,120          0.50%
2012(v)  Lowest contract charge 0.95% Class B        $18.32            --                 --            --       17.51%
         Highest contract charge 1.90% Class B       $15.75            --                 --            --       16.32%
         All contract charges                            --        60,166           $946,778          1.20%
AXA MODERATE ALLOCATION
   2016  Lowest contract charge 1.30% Class A        $13.15            --                 --            --        3.95%
         Highest contract charge 1.70% Class A       $12.78            --                 --            --        3.57%
         All contract charges                            --         7,444           $ 97,273          0.97%
   2015  Lowest contract charge 1.30% Class A        $12.65            --                 --            --       (2.17)%
         Highest contract charge 1.70% Class A       $12.34            --                 --            --       (2.53)%
         All contract charges                            --         7,426           $ 93,368          0.93%

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
   2014  Lowest contract charge 1.30% Class A        $12.93             --                 --           --        1.73%
         Highest contract charge 1.70% Class A       $12.66             --                 --           --        1.28%
         All contract charges                            --          6,400         $   82,370         1.26%
2013(w)  Lowest contract charge 1.30% Class A        $12.71             --                 --           --       11.59%
         Highest contract charge 1.70% Class A       $12.50             --                 --           --       11.21%
         All contract charges                            --          5,089         $   64,425         1.93%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.39             --                 --           --        1.97%
         Highest contract charge 1.70% Class A(a)    $11.24             --                 --           --        1.63%
         All contract charges                            --            671         $    7,626         1.55%
2012(v)  Lowest contract charge 1.30% Class A        $11.39             --                 --           --        7.45%
         Highest contract charge 1.70% Class A       $11.24             --                 --           --        6.95%
         All contract charges                            --          3,113         $       --         0.76%
AXA MODERATE ALLOCATION
   2016  Lowest contract charge 1.10% Class B        $ 9.97             --                 --           --        4.18%
         Highest contract charge 1.25% Class B       $10.49             --                 --           --        4.07%
         All contract charges                            --          3,079         $   31,796         0.97%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.57             --                 --           --       (4.01)%
         Highest contract charge 1.25% Class B       $10.08             --                 --           --       (2.14)%
         All contract charges                            --          1,656         $   16,584         0.93%
   2014  Lowest contract charge 1.20% Class B        $10.30             --                 --           --        1.78%
         Highest contract charge 1.25% Class B       $10.30             --                 --           --        1.78%
         All contract charges                            --            643         $    6,617         1.26%
   2013  Lowest contract charge 1.20% Class B(d)     $10.12             --                 --           --        1.10%
         Highest contract charge 1.25% Class B(d)    $10.12             --                 --           --        1.10%
         All contract charges                            --             30         $      299         1.93%
AXA MODERATE GROWTH STRATEGY
   2016  Lowest contract charge 0.65% Class B        $13.43             --                 --           --        6.42%
         Highest contract charge 1.70% Class B       $13.78             --                 --           --        5.27%
         All contract charges                            --        412,040         $5,886,347         0.93%
   2015  Lowest contract charge 0.65% Class B        $12.62             --                 --           --       (1.48)%
         Highest contract charge 1.70% Class B       $13.09             --                 --           --       (2.46)%
         All contract charges                            --        398,866         $5,398,722         1.10%
   2014  Lowest contract charge 0.65% Class B        $12.81             --                 --           --        4.32%
         Highest contract charge 1.70% Class B       $13.42             --                 --           --        3.23%
         All contract charges                            --        357,621         $4,954,307         1.33%
2013(w)  Lowest contract charge 0.65% Class B        $12.28             --                 --           --       16.18%
         Highest contract charge 1.70% Class B       $13.00             --                 --           --       14.84%
         All contract charges                            --        290,011         $3,891,368         2.54%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.46             --                 --           --        1.96%
         Highest contract charge 1.70% Class B(a)    $11.32             --                 --           --        1.71%
         All contract charges                            --         27,322         $  312,066         1.69%
2012(v)  Lowest contract charge 0.65% Class B        $10.57             --                 --           --        9.08%
         Highest contract charge 1.70% Class B       $11.32             --                 --           --        8.02%
         All contract charges                            --        245,253         $2,970,451         0.75%
AXA MODERATE-PLUS ALLOCATION
   2016  Lowest contract charge 1.30% Class A        $14.51             --                 --           --        5.91%
         Highest contract charge 1.70% Class A       $14.09             --                 --           --        5.39%
         All contract charges                            --          2,447         $   35,296         0.91%
   2015  Lowest contract charge 1.30% Class A        $13.70             --                 --           --       (2.56)%
         Highest contract charge 1.70% Class A       $13.37             --                 --           --       (2.90)%
         All contract charges                            --          2,757         $   37,605         0.93%
   2014  Lowest contract charge 1.30% Class A        $14.06             --                 --           --        2.40%
         Highest contract charge 1.70% Class A       $13.77             --                 --           --        2.00%
         All contract charges                            --          2,942         $   41,212         1.39%
2013(w)  Lowest contract charge 1.30% Class A        $13.73             --                 --           --       18.26%
         Highest contract charge 1.70% Class A       $13.50             --                 --           --       17.70%
         All contract charges                            --          3,055         $   41,813         2.05%

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.61            --                 --            --         2.47%
         Highest contract charge 1.70% Class A(a)    $11.47            --                 --            --         2.23%
         All contract charges                            --           398            $ 4,611          1.62%
2012(v)  Lowest contract charge 1.30% Class A        $11.61            --                 --            --        10.05%
         Highest contract charge 1.70% Class A       $11.47            --                 --            --         9.66%
         All contract charges                            --         2,788            $32,283          0.77%
AXA MODERATE-PLUS ALLOCATION
   2016  Lowest contract charge 1.10% Class B        $10.04            --                 --            --         6.13%
         Highest contract charge 1.25% Class B       $10.81            --                 --            --         5.98%
         All contract charges                            --         1,404            $14,859          0.91%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.46            --                 --            --        (5.12)%
         Highest contract charge 1.25% Class B       $10.20            --                 --            --        (2.49)%
         All contract charges                            --           898            $ 9,049          0.93%
   2014  Lowest contract charge 1.20% Class B        $10.47            --                 --            --         2.55%
         Highest contract charge 1.25% Class B       $10.46            --                 --            --         2.45%
         All contract charges                            --           594            $ 6,215          1.39%
   2013  Lowest contract charge 1.20% Class B(d)     $10.21            --                 --            --         1.90%
         Highest contract charge 1.25% Class B(d)    $10.21            --                 --            --         1.90%
         All contract charges                            --            47            $   481          2.05%
AXA NATURAL RESOURCES
   2016  Lowest contract charge 1.10% Class B        $ 9.11            --                 --            --        28.13%
         Highest contract charge 1.70% Class B       $ 8.20            --                 --            --        27.33%
         All contract charges                            --           684            $ 5,680          3.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 7.11            --                 --            --       (25.63)%
         Highest contract charge 1.70% Class B       $ 6.44            --                 --            --       (27.07)%
         All contract charges                            --           324            $ 2,098          2.38%
   2014  Lowest contract charge 1.20% Class B        $ 8.65            --                 --            --       (13.84)%
         Highest contract charge 1.70% Class B       $ 8.83            --                 --            --       (14.19)%
         All contract charges                            --           157            $ 1,387          1.45%
   2013  Lowest contract charge 1.30% Class B(b)     $10.33            --                 --            --         3.61%
         Highest contract charge 1.70% Class B(b)    $10.29            --                 --            --         3.21%
         All contract charges                            --            38            $   393          1.47%
AXA REAL ESTATE
   2016  Lowest contract charge 0.65% Class B        $10.34            --                 --            --         3.92%
         Highest contract charge 1.70% Class B       $10.96            --                 --            --         2.81%
         All contract charges                            --         1,120            $12,295          0.74%
   2015  Lowest contract charge 0.65% Class B        $ 9.95            --                 --            --        (2.64)%
         Highest contract charge 1.70% Class B       $10.66            --                 --            --        (3.62)%
         All contract charges                            --           858            $ 9,155          0.65%
   2014  Lowest contract charge 0.65% Class B        $10.22            --                 --            --        15.87%
         Highest contract charge 1.70% Class B       $11.06            --                 --            --        14.61%
         All contract charges                            --           522            $ 5,787          8.97%
   2013  Lowest contract charge 1.30% Class B(b)     $ 9.68            --                 --            --        (3.39)%
         Highest contract charge 1.70% Class B(b)    $ 9.65            --                 --            --        (3.69)%
         All contract charges                            --           152            $ 1,467          3.06%
AXA SMARTBETA EQUITY
   2016  Lowest contract charge 1.10% Class B        $10.10            --                 --            --         4.66%
         Highest contract charge 1.25% Class B       $11.33            --                 --            --         4.62%
         All contract charges                            --            87            $   955          1.44%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.65            --                 --            --        (3.02)%
         Highest contract charge 1.25% Class B       $10.83            --                 --            --        (0.18)%
         All contract charges                            --            65            $   698          1.33%
   2014  Lowest contract charge 1.20% Class B(e)     $10.86            --                 --            --         5.95%
         Highest contract charge 1.25% Class B(e)    $10.85            --                 --            --         5.85%
         All contract charges                            --            30            $   328          1.90%

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA ULTRA CONSERVATIVE STRATEGY
   2016  Lowest contract charge 1.30% Class B        $10.10             --                 --           --        0.10%
         Highest contract charge 1.70% Class B       $ 9.89             --                 --           --       (0.30)%
         All contract charges                            --         23,917         $  239,324         0.22%
   2015  Lowest contract charge 1.30% Class B        $10.09             --                 --           --       (1.37)%
         Highest contract charge 1.70% Class B       $ 9.92             --                 --           --       (1.68)%
         All contract charges                            --          4,601         $   46,148         1.60%
   2014  Lowest contract charge 1.30% Class B        $10.23             --                 --           --        0.59%
         Highest contract charge 1.70% Class B       $10.09             --                 --           --        0.20%
         All contract charges                            --            256         $    2,600         1.04%
2013(w)  Lowest contract charge 1.30% Class B        $10.17             --                 --           --        0.79%
         Highest contract charge 1.70% Class B       $10.07             --                 --           --        0.30%
         All contract charges                            --             39         $      397         0.78%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.09             --                 --           --       (0.69)%
         Highest contract charge 1.55% Class B(a)    $10.06             --                 --           --       (0.89)%
         All contract charges                            --             --         $        2         1.49%
2012(v)  Lowest contract charge 1.30% Class B        $10.09             --                 --           --        0.40%
         Highest contract charge 1.70% Class B       $10.04             --                 --           --          --%
         All contract charges                            --             19         $       --         0.65%
AXA/AB DYNAMIC GROWTH
   2016  Lowest contract charge 1.30% Class B        $ 9.69             --                 --           --        2.65%
         Highest contract charge 1.70% Class B       $ 9.63             --                 --           --        2.23%
         All contract charges                            --         35,001         $  338,902         0.34%
   2015  Lowest contract charge 1.30% Class B(l)     $ 9.44             --                 --           --       (5.22)%
         Highest contract charge 1.70% Class B(l)    $ 9.42             --                 --           --       (5.42)%
         All contract charges                            --         15,626         $  147,439         0.28%
AXA/AB DYNAMIC MODERATE GROWTH
   2016  Lowest contract charge 0.30% Class B(d)     $10.91             --                 --           --        3.41%
         Highest contract charge 1.70% Class B       $11.77             --                 --           --        1.99%
         All contract charges                            --        209,957         $2,508,401         0.40%
   2015  Lowest contract charge 0.65% Class B        $12.15             --                 --           --       (1.22)%
         Highest contract charge 1.70% Class B       $11.54             --                 --           --       (2.29)%
         All contract charges                            --        207,777         $2,426,133         0.78%
   2014  Lowest contract charge 0.65% Class B        $12.30             --                 --           --        4.06%
         Highest contract charge 1.70% Class B       $11.81             --                 --           --        2.96%
         All contract charges                            --        170,494         $2,031,930         0.95%
2013(w)  Lowest contract charge 0.65% Class B        $11.82             --                 --           --       15.43%
         Highest contract charge 1.70% Class B       $11.47             --                 --           --       14.24%
         All contract charges                            --        115,146         $1,329,120         0.37%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.12             --                 --           --        1.10%
         Highest contract charge 1.70% Class B(a)    $10.04             --                 --           --        0.80%
         All contract charges                            --         21,714         $  219,067         0.86%
2012(v)  Lowest contract charge 0.65% Class B        $10.24             --                 --           --        7.00%
         Highest contract charge 1.70% Class B       $10.04             --                 --           --        5.91%
         All contract charges                            --         33,558         $  338,311         0.61%
AXA/AB SHORT DURATION GOVERNMENT BOND
   2016  Lowest contract charge 1.10% Class B        $ 9.79             --                 --           --       (0.91)%
         Highest contract charge 1.25% Class B       $ 9.52             --                 --           --       (1.04)%
         All contract charges                            --            173         $    1,662         0.10%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.88             --                 --           --       (1.10)%
         Highest contract charge 1.25% Class B       $ 9.62             --                 --           --       (1.74)%
         All contract charges                            --            120         $    1,167         0.00%
   2014  Lowest contract charge 1.20% Class B        $ 9.80             --                 --           --       (1.71)%
         Highest contract charge 1.25% Class B       $ 9.79             --                 --           --       (1.81)%
         All contract charges                            --             57         $      560         0.00%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.97             --                 --           --       (0.20)%
         Highest contract charge 1.25% Class B(d)    $ 9.97             --                 --           --       (0.20)%
         All contract charges                            --             23         $      229         0.00%

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
   2016  Lowest contract charge 0.65% Class A        $18.66            --                 --            --       11.87%
         Highest contract charge 1.70% Class A       $22.88            --                 --            --       10.69%
         All contract charges                            --         1,730           $ 40,211          0.40%
   2015  Lowest contract charge 0.65% Class A        $16.68            --                 --            --       (3.53)%
         Highest contract charge 1.70% Class A       $20.67            --                 --            --       (4.57)%
         All contract charges                            --         1,447           $ 30,413          0.05%
   2014  Lowest contract charge 0.65% Class A        $17.29            --                 --            --        2.86%
         Highest contract charge 1.70% Class A       $21.66            --                 --            --        1.83%
         All contract charges                            --         1,187           $ 26,079          0.07%
2013(w)  Lowest contract charge 0.65% Class A        $16.81            --                 --            --       37.34%
         Highest contract charge 1.70% Class A       $21.27            --                 --            --       35.82%
         All contract charges                            --           980           $ 21,064          0.06%
2012(u)  Lowest contract charge 1.30% Class A(a)     $15.86            --                 --            --        1.47%
         Highest contract charge 1.70% Class A(a)    $15.66            --                 --            --        1.16%
         All contract charges                            --           152           $  2,377          0.57%
2012(v)  Lowest contract charge 0.65% Class A        $12.24            --                 --            --       14.82%
         Highest contract charge 1.70% Class A       $15.66            --                 --            --       13.64%
         All contract charges                            --           407           $  6,446          0.22%
AXA/AB SMALL CAP GROWTH
   2016  Lowest contract charge 0.30% Class B        $11.62            --                 --            --       12.16%
         Highest contract charge 1.70% Class B       $31.02            --                 --            --       10.67%
         All contract charges                            --           927           $ 18,137          0.40%
   2015  Lowest contract charge 0.30% Class B(d)     $10.36            --                 --            --       (3.18)%
         Highest contract charge 1.70% Class B       $28.03            --                 --            --       (4.56)%
         All contract charges                            --           913           $ 17,098          0.05%
   2014  Lowest contract charge 1.20% Class B        $10.58            --                 --            --        2.32%
         Highest contract charge 1.70% Class B       $29.37            --                 --            --        1.80%
         All contract charges                            --           741           $ 15,872          0.07%
2013(w)  Lowest contract charge 1.20% Class B(d)     $10.34            --                 --            --        4.23%
         Highest contract charge 1.70% Class B       $28.85            --                 --            --       35.83%
         All contract charges                            --           486           $ 12,294          0.06%
2012(v)  Lowest contract charge 0.95% Class B        $23.92            --                 --            --       14.45%
         Highest contract charge 1.90% Class B       $20.57            --                 --            --       13.40%
         All contract charges                            --        23,849           $463,084          0.22%
AXA/CLEARBRIDGE VARIABLE LARGE CAP GROWTH
   2016  Lowest contract charge 1.30% Class B        $14.43            --                 --            --       (0.41)%
         Highest contract charge 1.70% Class B       $14.09            --                 --            --       (0.84)%
         All contract charges                            --         4,991           $ 75,699          0.00%
   2015  Lowest contract charge 1.30% Class B        $14.49            --                 --            --       (0.07)%
         Highest contract charge 1.70% Class B       $14.21            --                 --            --       (0.42)%
         All contract charges                            --         5,919           $ 89,723          0.00%
   2014  Lowest contract charge 1.30% Class B        $14.50            --                 --            --        2.47%
         Highest contract charge 1.70% Class B       $14.27            --                 --            --        2.00%
         All contract charges                            --         6,403           $ 97,019          0.00%
2013(w)  Lowest contract charge 1.30% Class B        $14.15            --                 --            --       37.25%
         Highest contract charge 1.70% Class B       $13.99            --                 --            --       36.75%
         All contract charges                            --         5,150           $ 76,479          0.00%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.31            --                 --            --       (0.48)%
         Highest contract charge 1.70% Class B(a)    $10.23            --                 --            --       (0.78)%
         All contract charges                            --           775           $  7,971          0.03%
2012(v)  Lowest contract charge 0.95% Class B        $13.08            --                 --            --       19.23%
         Highest contract charge 1.90% Class B       $11.43            --                 --            --       18.08%
         All contract charges                            --        43,932           $634,754          0.01%
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
   2016  Lowest contract charge 1.10% Class B        $10.17            --                 --            --        3.78%
         Highest contract charge 1.70% Class B       $10.02            --                 --            --        3.09%
         All contract charges                            --           708           $  7,166          4.08%

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND (CONTINUED)
   2015     Lowest contract charge 1.10% Class B(m)        $ 9.80            --                 --            --       (1.90)%
            Highest contract charge 1.70% Class B(l)       $ 9.72            --                 --            --       (2.99)%
            All contract charges                               --           163           $  1,588          4.54%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2016     Lowest contract charge 1.30% Class A           $15.24            --                 --            --        9.01%
            Highest contract charge 1.70% Class A          $14.80            --                 --            --        8.58%
            All contract charges                               --           289           $  4,352          2.58%
   2015     Lowest contract charge 1.30% Class A           $13.98            --                 --            --       (4.25)%
            Highest contract charge 1.70% Class A          $13.63            --                 --            --       (4.69)%
            All contract charges                               --           263           $  3,656          2.29%
   2014     Lowest contract charge 1.30% Class A           $14.60            --                 --            --        4.81%
            Highest contract charge 1.70% Class A          $14.30            --                 --            --        4.38%
            All contract charges                               --           268           $  3,905          2.50%
2013(w)     Lowest contract charge 1.30% Class A           $13.93            --                 --            --       13.07%
            Highest contract charge 1.70% Class A          $13.70            --                 --            --       12.66%
            All contract charges                               --           213           $  2,948          2.60%
2012(u)     Lowest contract charge 1.30% Class A(a)        $12.32            --                 --            --        3.79%
            Highest contract charge 1.70% Class A(a)       $12.16            --                 --            --        3.49%
            All contract charges                               --            32           $    397          9.85%
2012(v)     Lowest contract charge 1.30% Class A           $12.32            --                 --            --        9.80%
            Highest contract charge 1.70% Class A          $12.16            --                 --            --        9.25%
            All contract charges                               --           133           $  1,638          3.26%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2016     Lowest contract charge 1.30% Class B           $13.42            --                 --            --        9.02%
            Highest contract charge 1.70% Class B          $12.87            --                 --            --        8.52%
            All contract charges                               --           397           $  5,258          2.58%
   2015     Lowest contract charge 1.30% Class B           $12.31            --                 --            --       (4.35)%
            Highest contract charge 1.70% Class B          $11.86            --                 --            --       (4.66)%
            All contract charges                               --           421           $  5,107          2.29%
   2014     Lowest contract charge 1.30% Class B           $12.87            --                 --            --        4.89%
            Highest contract charge 1.70% Class B          $12.44            --                 --            --        4.45%
            All contract charges                               --           445           $  5,631          2.50%
2013(w)     Lowest contract charge 1.30% Class B           $12.27            --                 --            --       13.09%
            Highest contract charge 1.70% Class B          $11.91            --                 --            --       12.57%
            All contract charges                               --           397           $  4,815          2.60%
2012(v)     Lowest contract charge 0.95% Class B           $11.10            --                 --            --       10.23%
            Highest contract charge 1.80% Class B          $10.51            --                 --            --        9.25%
            All contract charges                               --        58,584           $627,808          3.26%
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2016     Lowest contract charge 1.30% Class A           $20.74            --                 --            --       23.31%
            Highest contract charge 1.70% Class A          $20.14            --                 --            --       22.73%
            All contract charges                               --           150           $  3,089          0.37%
   2015     Lowest contract charge 1.30% Class A           $16.82            --                 --            --       (7.79)%
            Highest contract charge 1.70% Class A          $16.41            --                 --            --       (8.12)%
            All contract charges                               --           153           $  2,567          0.23%
   2014     Lowest contract charge 1.30% Class A           $18.24            --                 --            --        0.83%
            Highest contract charge 1.70% Class A          $17.86            --                 --            --        0.39%
            All contract charges                               --           171           $  3,093          0.02%
2013(w)     Lowest contract charge 1.30% Class A           $18.09            --                 --            --       34.90%
            Highest contract charge 1.70% Class A          $17.79            --                 --            --       34.37%
            All contract charges                               --           230           $  4,119          0.12%
2012(u)     Lowest contract charge 1.30% Class A(a)        $13.41            --                 --            --        5.18%
            Highest contract charge 1.70% Class A(a)       $13.24            --                 --            --        4.91%
            All contract charges                               --            27           $    362          1.79%
2012(v)     Lowest contract charge 1.30% Class A           $13.41            --                 --            --       15.31%
            Highest contract charge 1.70% Class A          $13.24            --                 --            --       14.83%
            All contract charges                               --           163           $  2,174          0.70%

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class B         $15.84             --                 --           --       23.17%
           Highest contract charge 1.70% Class B        $15.19             --                 --           --       22.70%
           All contract charges                             --            543         $    8,432         0.37%
   2015    Lowest contract charge 1.30% Class B         $12.86             --                 --           --       (7.75)%
           Highest contract charge 1.70% Class B        $12.38             --                 --           --       (8.09)%
           All contract charges                             --            608         $    7,652         0.23%
   2014    Lowest contract charge 1.30% Class B         $13.94             --                 --           --        0.87%
           Highest contract charge 1.70% Class B        $13.47             --                 --           --        0.37%
           All contract charges                             --            603         $    8,255         0.02%
2013(w)    Lowest contract charge 1.30% Class B         $13.82             --                 --           --       34.83%
           Highest contract charge 1.70% Class B        $13.42             --                 --           --       34.33%
           All contract charges                             --            510         $    6,962         0.12%
2012(v)    Lowest contract charge 1.20% Class B         $10.31             --                 --           --       15.32%
           Highest contract charge 1.70% Class B        $ 9.99             --                 --           --       14.83%
           All contract charges                             --         13,174         $  133,342         0.70%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2016    Lowest contract charge 0.65% Class A         $14.81             --                 --           --        8.82%
           Highest contract charge 1.70% Class A        $15.27             --                 --           --        7.69%
           All contract charges                             --            490         $    7,636         1.61%
   2015    Lowest contract charge 0.65% Class A         $13.61             --                 --           --       (3.48)%
           Highest contract charge 1.70% Class A        $14.18             --                 --           --       (4.45)%
           All contract charges                             --            575         $    8,293         1.28%
   2014    Lowest contract charge 1.30% Class A         $15.16             --                 --           --        4.12%
           Highest contract charge 1.70% Class A        $14.84             --                 --           --        3.63%
           All contract charges                             --            431         $    6,475         1.96%
2013(w)    Lowest contract charge 1.30% Class A         $14.56             --                 --           --       21.74%
           Highest contract charge 1.70% Class A        $14.32             --                 --           --       21.25%
           All contract charges                             --            242         $    3,504         1.27%
2012(u)    Lowest contract charge 1.30% Class A(a)      $11.96             --                 --           --        4.91%
           Highest contract charge 1.65% Class A(a)     $11.83             --                 --           --        4.69%
           All contract charges                             --             30         $      354         5.82%
2012(v)    Lowest contract charge 1.30% Class A         $11.96             --                 --           --       13.15%
           Highest contract charge 1.70% Class A        $11.81             --                 --           --       12.80%
           All contract charges                             --            101         $    1,186         1.75%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class B         $11.49             --                 --           --        8.09%
           Highest contract charge 1.70% Class B        $11.05             --                 --           --        7.59%
           All contract charges                             --            476         $    5,409         1.61%
   2015    Lowest contract charge 1.30% Class B         $10.63             --                 --           --       (4.06)%
           Highest contract charge 1.70% Class B        $10.27             --                 --           --       (4.38)%
           All contract charges                             --            513         $    5,380         1.28%
   2014    Lowest contract charge 1.30% Class B         $11.08             --                 --           --        4.14%
           Highest contract charge 1.70% Class B        $10.74             --                 --           --        3.67%
           All contract charges                             --            504         $    5,525         1.96%
2013(w)    Lowest contract charge 1.30% Class B         $10.64             --                 --           --       21.60%
           Highest contract charge 1.70% Class B        $10.36             --                 --           --       21.17%
           All contract charges                             --            456         $    4,799         1.27%
2012(v)    Lowest contract charge 1.15% Class B         $ 8.82             --                 --           --       13.37%
           Highest contract charge 1.70% Class B        $ 8.55             --                 --           --       12.80%
           All contract charges                             --        146,245         $1,264,387         1.75%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
   2016    Lowest contract charge 1.30% Class B         $10.04             --                 --           --        4.58%
           Highest contract charge 1.70% Class B        $ 9.97             --                 --           --        4.07%
           All contract charges                             --         29,121         $  291,950         0.38%
   2015    Lowest contract charge 1.30% Class B(l)      $ 9.60             --                 --           --       (4.19)%
           Highest contract charge 1.70% Class B(l)     $ 9.58             --                 --           --       (4.39)%
           All contract charges                             --         11,556         $  110,896         0.32%

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA/INVESCO STRATEGIC ALLOCATION
   2016  Lowest contract charge 1.30% Class B        $ 9.68            --                 --            --        1.89%
         Highest contract charge 1.70% Class B       $ 9.62            --                 --            --        1.58%
         All contract charges                            --        16,629           $160,825          0.06%
   2015  Lowest contract charge 1.30% Class B(l)     $ 9.50            --                 --            --       (4.33)%
         Highest contract charge 1.70% Class B(l)    $ 9.47            --                 --            --       (4.63)%
         All contract charges                            --         6,921           $ 65,722          0.16%
AXA/JANUS ENTERPRISE
   2016  Lowest contract charge 0.65% Class A        $12.58            --                 --            --       (4.91)%
         Highest contract charge 1.70% Class A       $15.02            --                 --            --       (5.95)%
         All contract charges                            --         1,909           $ 29,259          0.00%
   2015  Lowest contract charge 0.65% Class A        $13.23            --                 --            --       (6.10)%
         Highest contract charge 1.70% Class A       $15.97            --                 --            --       (7.15)%
         All contract charges                            --         2,119           $ 34,453          0.00%
   2014  Lowest contract charge 0.65% Class A        $14.09            --                 --            --       (1.40)%
         Highest contract charge 1.70% Class A       $17.20            --                 --            --       (2.38)%
         All contract charges                            --         2,193           $ 38,236          0.00%
2013(w)  Lowest contract charge 0.65% Class A        $14.29            --                 --            --       37.67%
         Highest contract charge 1.70% Class A       $17.62            --                 --            --       36.17%
         All contract charges                            --         1,976           $ 35,165          0.00%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.10            --                 --            --        1.14%
         Highest contract charge 1.70% Class A(a)    $12.94            --                 --            --        0.82%
         All contract charges                            --           272           $  3,559          0.97%
2012(v)  Lowest contract charge 0.65% Class A        $10.38            --                 --            --        8.01%
         Highest contract charge 1.70% Class A       $12.94            --                 --            --        6.94%
         All contract charges                            --         1,342           $ 17,512          0.44%
AXA/JANUS ENTERPRISE
   2016  Lowest contract charge 1.10% Class B        $ 8.44            --                 --            --       (5.38)%
         Highest contract charge 1.70% Class B       $18.68            --                 --            --       (5.99)%
         All contract charges                            --           952           $ 14,661          0.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 8.92            --                 --            --       (9.81)%
         Highest contract charge 1.70% Class B       $19.87            --                 --            --       (7.06)%
         All contract charges                            --           874           $ 14,987          0.00%
   2014  Lowest contract charge 1.20% Class B        $10.46            --                 --            --       (1.88)%
         Highest contract charge 1.70% Class B       $21.38            --                 --            --       (2.42)%
         All contract charges                            --           770           $ 14,709          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)     $10.66            --                 --            --        4.61%
         Highest contract charge 1.70% Class B       $21.91            --                 --            --       36.17%
         All contract charges                            --           569           $ 12,387          0.00%
2012(v)  Lowest contract charge 0.95% Class B        $17.05            --                 --            --        7.71%
         Highest contract charge 1.90% Class B       $15.84            --                 --            --        6.67%
         All contract charges                            --        33,732           $552,320          0.44%
AXA/LEGG MASON STRATEGIC ALLOCATION
   2016  Lowest contract charge 1.30% Class B(t)     $10.57            --                 --            --        4.97%
         Highest contract charge 1.70% Class B(t)    $10.53            --                 --            --        4.57%
         All contract charges                            --         4,872           $ 51,475          1.29%
AXA/LOOMIS SAYLES GROWTH
   2016  Lowest contract charge 1.30% Class A        $19.30            --                 --            --        5.41%
         Highest contract charge 1.70% Class A       $18.75            --                 --            --        4.98%
         All contract charges                            --         1,554           $ 29,781          0.43%
   2015  Lowest contract charge 1.30% Class A        $18.31            --                 --            --       10.10%
         Highest contract charge 1.70% Class A       $17.86            --                 --            --        9.64%
         All contract charges                            --           944           $ 17,189          0.14%
   2014  Lowest contract charge 1.30% Class A        $16.63            --                 --            --        6.40%
         Highest contract charge 1.70% Class A       $16.29            --                 --            --        5.99%
         All contract charges                            --           833           $ 13,769          0.12%

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2013(w)  Lowest contract charge 1.30% Class A        $15.63            --                 --            --       25.54%
         Highest contract charge 1.70% Class A       $15.37            --                 --            --       25.06%
         All contract charges                            --           815           $ 12,676          0.86%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.45            --                 --            --        1.14%
         Highest contract charge 1.70% Class A(a)    $12.29            --                 --            --        0.82%
         All contract charges                            --            82           $  1,019          1.86%
2012(v)  Lowest contract charge 1.30% Class A        $12.45            --                 --            --       11.16%
         Highest contract charge 1.70% Class A       $12.29            --                 --            --       10.72%
         All contract charges                            --           664           $  8,235          0.84%         --%
AXA/LOOMIS SAYLES GROWTH
   2016  Lowest contract charge 1.10% Class B        $10.84            --                 --            --        5.65%
         Highest contract charge 1.70% Class B       $18.06            --                 --            --        5.00%
         All contract charges                            --           767           $ 10,726          0.43%
   2015  Lowest contract charge 1.10% Class B(l)     $10.26            --                 --            --        3.64%
         Highest contract charge 1.70% Class B       $17.20            --                 --            --        9.62%
         All contract charges                            --           262           $  3,907          0.14%
   2014  Lowest contract charge 1.20% Class B        $11.16            --                 --            --        6.49%
         Highest contract charge 1.70% Class B       $15.69            --                 --            --        6.01%
         All contract charges                            --           179           $  2,603          0.12%
2013(w)  Lowest contract charge 1.30% Class B        $14.94            --                 --            --       25.65%
         Highest contract charge 1.70% Class B       $14.80            --                 --            --       25.11%
         All contract charges                            --           141           $  2,105          0.86%
2012(v)  Lowest contract charge 1.20% Class B        $ 6.09            --                 --            --       11.13%
         Highest contract charge 1.80% Class B       $ 5.59            --                 --            --       10.47%
         All contract charges                            --        33,604           $164,631          0.84%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $17.97            --                 --            --       11.68%
         Highest contract charge 1.70% Class A       $17.46            --                 --            --       11.28%
         All contract charges                            --            66           $  1,169          2.30%
   2015  Lowest contract charge 1.30% Class A        $16.09            --                 --            --       (3.65)%
         Highest contract charge 1.70% Class A       $15.69            --                 --            --       (4.04)%
         All contract charges                            --            72           $  1,139          2.01%
   2014  Lowest contract charge 1.30% Class A        $16.70            --                 --            --        8.30%
         Highest contract charge 1.70% Class A       $16.35            --                 --            --        7.85%
         All contract charges                            --            76           $  1,232          2.03%
2013(w)  Lowest contract charge 1.30% Class A        $15.42            --                 --            --       27.54%
         Highest contract charge 1.70% Class A       $15.16            --                 --            --       27.07%
         All contract charges                            --            76           $  1,172          0.71%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.09            --                 --            --        3.51%
         Highest contract charge 1.70% Class A(a)    $11.93            --                 --            --        3.20%
         All contract charges                            --             4           $     49          2.13%
2012(v)  Lowest contract charge 1.30% Class A        $12.09            --                 --            --       12.78%
         Highest contract charge 1.70% Class A       $11.93            --                 --            --       12.23%
         All contract charges                            --            84           $  1,023          1.34%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $14.16            --                 --            --       11.76%
         Highest contract charge 1.70% Class B       $13.58            --                 --            --       11.31%
         All contract charges                            --           225           $  3,109          2.30%
   2015  Lowest contract charge 1.30% Class B        $12.67            --                 --            --       (3.65)%
         Highest contract charge 1.70% Class B       $12.20            --                 --            --       (4.09)%
         All contract charges                            --           218           $  2,713          2.01%
   2014  Lowest contract charge 1.30% Class B        $13.15            --                 --            --        8.23%
         Highest contract charge 1.70% Class B       $12.72            --                 --            --        7.89%
         All contract charges                            --           201           $  2,588          2.03%
2013(w)  Lowest contract charge 1.30% Class B        $12.15            --                 --            --       27.63%
         Highest contract charge 1.70% Class B(b)    $11.79            --                 --            --       18.61%
         All contract charges                            --           155           $  1,865          0.71%

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                            ---------- ----------------- ----------------- ------------- --------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY (CONTINUED)
2012(v)      Lowest contract charge 0.95% Class B             $ 9.74            --                 --            --       13.12%
             Highest contract charge 1.80% Class B            $ 9.22            --                 --            --       12.17%
             All contract charges                                 --        20,477           $192,474          1.34%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2016      Lowest contract charge 1.30% Class A             $14.50            --                 --            --        3.87%
             Highest contract charge 1.70% Class A            $14.09            --                 --            --        3.53%
             All contract charges                                 --           210           $  3,005          0.69%
   2015      Lowest contract charge 1.30% Class A             $13.96            --                 --            --       (3.86)%
             Highest contract charge 1.70% Class A            $13.61            --                 --            --       (4.29)%
             All contract charges                                 --           236           $  3,279          0.00%
   2014      Lowest contract charge 1.30% Class A             $14.52            --                 --            --       (0.27)%
             Highest contract charge 1.70% Class A            $14.22            --                 --            --       (0.63)%
             All contract charges                                 --           263           $  3,814          1.55%
2013(w)      Lowest contract charge 1.30% Class A             $14.56            --                 --            --       25.30%
             Highest contract charge 1.70% Class A            $14.31            --                 --            --       24.76%
             All contract charges                                 --           250           $  3,628          0.87%
2012(u)      Lowest contract charge 1.30% Class A(a)          $11.62            --                 --            --        7.89%
             Highest contract charge 1.65% Class A(a)         $11.49            --                 --            --        7.69%
             All contract charges                                 --            49           $    564          3.60%
2012(v)      Lowest contract charge 1.30% Class A             $11.62            --                 --            --       17.85%
             Highest contract charge 1.70% Class A            $11.47            --                 --            --       17.28%
             All contract charges                                 --           156           $  1,810          1.34%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2016      Lowest contract charge 0.30% Class B             $10.57            --                 --            --        4.97%
             Highest contract charge 1.70% Class B            $11.06            --                 --            --        3.56%
             All contract charges                                 --         1,265           $ 14,084          0.69%
   2015      Lowest contract charge 0.30% Class B             $10.07            --                 --            --       (2.89)%
             Highest contract charge 1.70% Class B            $10.68            --                 --            --       (4.30)%
             All contract charges                                 --         1,295           $ 13,927          0.00%
   2014      Lowest contract charge 0.30% Class B             $10.37            --                 --            --        0.78%
             Highest contract charge 1.70% Class B            $11.16            --                 --            --       (0.62)%
             All contract charges                                 --         1,232           $ 13,865          1.55%
2013(w)      Lowest contract charge 1.30% Class B             $11.57            --                 --            --       25.35%
             Highest contract charge 1.70% Class B            $11.23            --                 --            --       24.78%
             All contract charges                                 --           955           $ 10,886          0.87%
2012(v)      Lowest contract charge 0.95% Class B             $ 9.44            --                 --            --       18.15%
             Highest contract charge 1.80% Class B            $ 8.94            --                 --            --       17.17%
             All contract charges                                 --        21,501           $196,029          1.34%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2016      Lowest contract charge 0.30% Class III           $10.61            --                 --            --        3.51%
             Highest contract charge 1.70% Class III          $12.52            --                 --            --        2.04%
             All contract charges                                 --         8,837           $105,416          1.26%
   2015      Lowest contract charge 0.30% Class III           $10.25            --                 --            --       (1.35)%
             Highest contract charge 1.70% Class III          $12.27            --                 --            --       (2.70)%
             All contract charges                                 --         8,262           $ 97,493          1.11%
   2014      Lowest contract charge 0.30% Class III           $10.39            --                 --            --        1.66%
             Highest contract charge 1.70% Class III          $12.61            --                 --            --        0.24%
             All contract charges                                 --         6,696           $ 83,065          2.52%
2013(w)      Lowest contract charge 0.65% Class III           $11.94            --                 --            --       13.61%
             Highest contract charge 1.70% Class III          $12.58            --                 --            --       12.42%
             All contract charges                                 --         5,103           $ 64,719          1.20%
2012(u)      Lowest contract charge 1.30% Class III(a)        $11.33            --                 --            --        2.16%
             Highest contract charge 1.70% Class III(a)       $11.19            --                 --            --        1.91%
             All contract charges                                 --           680           $  7,678          3.42%
2012(v)      Lowest contract charge 0.65% Class III           $10.51            --                 --            --        9.25%
             Highest contract charge 1.70% Class III          $11.19            --                 --            --        8.12%
             All contract charges                                 --         3,309           $     37          1.52%

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
   2016  Lowest contract charge 0.30% Class III        $10.29            --                 --            --         3.00%
         Highest contract charge 1.25% Class III       $ 9.99            --                 --            --         2.15%
         All contract charges                              --           282            $ 2,793          1.81%
   2015  Lowest contract charge 0.30% Class III        $ 9.99            --                 --            --         0.10%
         Highest contract charge 1.25% Class III       $ 9.78            --                 --            --        (0.81)%
         All contract charges                              --           270            $ 2,630          1.19%
   2014  Lowest contract charge 0.30% Class III        $ 9.98            --                 --            --        (4.68)%
         Highest contract charge 1.25% Class III       $ 9.86            --                 --            --        (5.65)%
         All contract charges                              --           144            $ 1,430          1.36%
   2013  Lowest contract charge 1.20% Class III(d)     $10.45            --                 --            --         5.03%
         Highest contract charge 1.25% Class III(d)    $10.45            --                 --            --         5.03%
         All contract charges                              --             3            $    27          0.17%
BLACKROCK LARGE CAP GROWTH V.I. FUND
   2016  Lowest contract charge 0.65% Class III        $19.69            --                 --            --         6.84%
         Highest contract charge 1.70% Class III       $20.66            --                 --            --         5.73%
         All contract charges                              --         1,589            $33,551          0.48%
   2015  Lowest contract charge 0.65% Class III        $18.43            --                 --            --         1.82%
         Highest contract charge 1.70% Class III       $19.54            --                 --            --         0.77%
         All contract charges                              --         1,580            $31,474          0.39%
   2014  Lowest contract charge 0.65% Class III        $18.10            --                 --            --        13.27%
         Highest contract charge 1.70% Class III       $19.39            --                 --            --        12.02%
         All contract charges                              --         1,264            $24,892          0.46%
2013(w)  Lowest contract charge 0.65% Class III        $15.98            --                 --            --        32.72%
         Highest contract charge 1.70% Class III       $17.31            --                 --            --        31.34%
         All contract charges                              --           882            $15,474          0.66%
2012(u)  Lowest contract charge 1.30% Class III(a)     $13.35            --                 --            --        (1.55)%
         Highest contract charge 1.65% Class III(a)    $13.20            --                 --            --        (1.79)%
         All contract charges                              --            88            $ 1,179          2.94%
2012(v)  Lowest contract charge 0.65% Class III        $12.04            --                 --            --        14.02%
         Highest contract charge 1.70% Class III       $13.18            --                 --            --        12.84%
         All contract charges                              --           490            $     7          1.21%
CHARTER/SM/ AGGRESSIVE GROWTH
   2016  Lowest contract charge 1.10% Class B          $ 9.58            --                 --            --         7.28%
         Highest contract charge 1.25% Class B         $10.14            --                 --            --         7.19%
         All contract charges                              --           524            $ 5,261          0.83%
   2015  Lowest contract charge 1.10% Class B(l)       $ 8.93            --                 --            --        (9.71)%
         Highest contract charge 1.25% Class B         $ 9.46            --                 --            --        (6.80)%
         All contract charges                              --           448            $ 4,229          0.99%
   2014  Lowest contract charge 1.20% Class B          $10.16            --                 --            --           --%
         Highest contract charge 1.25% Class B         $10.15            --                 --            --        (0.10)%
         All contract charges                              --           302            $ 3,066          1.76%
   2013  Lowest contract charge 1.20% Class B(d)       $10.16            --                 --            --         1.80%
         Highest contract charge 1.25% Class B(d)      $10.16            --                 --            --         1.80%
         All contract charges                              --            13            $   130          2.10%
CHARTER/SM/ ALTERNATIVE 100 MODERATE(R)(S)
   2016  Lowest contract charge 1.10% Class B          $ 9.49            --                 --            --         9.46%
         Highest contract charge 1.70% Class B(h)      $ 9.57            --                 --            --         8.75%
         All contract charges                              --           861            $ 8,197          1.06%
   2015  Lowest contract charge 1.10% Class B(l)       $ 8.67            --                 --            --       (11.44)%
         Highest contract charge 1.65% Class B(h)      $ 8.80            --                 --            --       (12.18)%
         All contract charges                              --           916            $ 7,969          2.32%
   2014  Lowest contract charge 1.20% Class B          $ 9.75            --                 --            --        (1.32)%
         Highest contract charge 1.25% Class B         $ 9.74            --                 --            --        (1.42)%
         All contract charges                              --           388            $ 3,780          2.24%
   2013  Lowest contract charge 1.20% Class B(d)       $ 9.88            --                 --            --         0.10%
         Highest contract charge 1.25% Class B(d)      $ 9.88            --                 --            --         0.10%
         All contract charges                              --            31            $   309          1.74%

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ CONSERVATIVE
2016  Lowest contract charge 1.10% Class B        $ 9.91            --                 --            --        4.54%
      Highest contract charge 1.25% Class B       $10.11            --                 --            --        4.44%
      All contract charges                            --         2,872            $28,929          2.49%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.48            --                 --            --       (4.63)%
      Highest contract charge 1.25% Class B       $ 9.68            --                 --            --       (3.87)%
      All contract charges                            --         1,788            $17,270          1.75%
2014  Lowest contract charge 1.20% Class B        $10.08            --                 --            --        0.80%
      Highest contract charge 1.25% Class B       $10.07            --                 --            --        0.70%
      All contract charges                            --           945            $ 9,527          2.79%
2013  Lowest contract charge 1.20% Class B(d)     $10.00            --                 --            --        0.30%
      Highest contract charge 1.25% Class B(d)    $10.00            --                 --            --        0.30%
      All contract charges                            --            70            $   700          1.50%
CHARTER/SM/ GROWTH
2016  Lowest contract charge 1.10% Class B        $ 9.67            --                 --            --        6.38%
      Highest contract charge 1.25% Class B       $10.16            --                 --            --        6.17%
      All contract charges                            --         1,228            $12,410          1.36%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.09            --                 --            --       (8.27)%
      Highest contract charge 1.25% Class B       $ 9.57            --                 --            --       (5.81)%
      All contract charges                            --         1,243            $11,889          1.06%
2014  Lowest contract charge 1.20% Class B        $10.17            --                 --            --        0.49%
      Highest contract charge 1.25% Class B       $10.16            --                 --            --        0.40%
      All contract charges                            --         1,004            $10,199          1.88%
2013  Lowest contract charge 1.20% Class B(d)     $10.12            --                 --            --        1.40%
      Highest contract charge 1.25% Class B(d)    $10.12            --                 --            --        1.40%
      All contract charges                            --           171            $ 1,727          1.54%
CHARTER/SM/ INCOME STRATEGIES
2016  Lowest contract charge 1.10% Class B        $ 9.90            --                 --            --        5.77%
      Highest contract charge 1.25% Class B       $10.37            --                 --            --        5.60%
      All contract charges                            --           318            $ 3,271          2.85%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.36            --                 --            --       (5.45)%
      Highest contract charge 1.25% Class B       $ 9.82            --                 --            --       (4.57)%
      All contract charges                            --           300            $ 2,938          2.37%
2014  Lowest contract charge 1.20% Class B        $10.30            --                 --            --        3.31%
      Highest contract charge 1.25% Class B       $10.29            --                 --            --        3.21%
      All contract charges                            --           242            $ 2,490          3.58%
2013  Lowest contract charge 1.20% Class B(d)     $ 9.97            --                 --            --        0.10%
      Highest contract charge 1.25% Class B(d)    $ 9.97            --                 --            --        0.10%
      All contract charges                            --             2            $    22          2.30%
CHARTER/SM/ INTEREST RATE STRATEGIES
2016  Lowest contract charge 1.10% Class B        $ 9.87            --                 --            --        6.70%
      Highest contract charge 1.25% Class B       $10.14            --                 --            --        6.51%
      All contract charges                            --           362            $ 3,652          2.53%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.25            --                 --            --       (6.47)%
      Highest contract charge 1.25% Class B       $ 9.52            --                 --            --       (5.74)%
      All contract charges                            --           459            $ 4,368          1.61%
2014  Lowest contract charge 1.20% Class B(e)     $10.11            --                 --            --        1.30%
      Highest contract charge 1.25% Class B(e)    $10.10            --                 --            --        1.20%
      All contract charges                            --           444            $ 4,489          3.00%
CHARTER/SM/ INTERNATIONAL MODERATE(P)(Q)
2016  Lowest contract charge 1.10% Class B        $ 9.55            --                 --            --        4.14%
      Highest contract charge 1.65% Class B       $ 9.64            --                 --            --        3.66%
      All contract charges                            --           243            $ 2,312          1.88%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.17            --                 --            --       (6.71)%
      Highest contract charge 1.65% Class B       $ 9.30            --                 --            --       (7.46)%
      All contract charges                            --           243            $ 2,215          2.09%

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ INTERNATIONAL MODERATE(P)(Q) (CONTINUED)
   2014    Lowest contract charge 1.20% Class B         $ 9.75            --                 --            --        (1.52)%
           Highest contract charge 1.25% Class B        $ 9.74            --                 --            --        (1.62)%
           All contract charges                             --            84           $    815          3.08%
   2013    Lowest contract charge 1.25% Class B(d)      $ 9.90            --                 --            --         0.30%
           Highest contract charge 1.25% Class B(d)     $ 9.90            --                 --            --         0.30%
           All contract charges                             --            --           $      2          1.50%
CHARTER/SM/ MODERATE
   2016    Lowest contract charge 0.30% Class B         $10.47            --                 --            --         5.86%
           Highest contract charge 1.70% Class B        $ 9.87            --                 --            --         4.44%
           All contract charges                             --         2,339           $ 23,612          1.95%
   2015    Lowest contract charge 0.30% Class B(d)      $ 9.89            --                 --            --        (3.32)%
           Highest contract charge 1.70% Class B(h)     $ 9.45            --                 --            --        (6.16)%
           All contract charges                             --         2,049           $ 19,789          1.48%
   2014    Lowest contract charge 1.20% Class B         $10.12            --                 --            --         0.60%
           Highest contract charge 1.25% Class B        $10.11            --                 --            --         0.50%
           All contract charges                             --         1,347           $ 13,626          2.50%
   2013    Lowest contract charge 1.20% Class B(d)      $10.06            --                 --            --         0.80%
           Highest contract charge 1.25% Class B(d)     $10.06            --                 --            --         0.80%
           All contract charges                             --            44           $    446          1.57%
CHARTER/SM/ MODERATE GROWTH
   2016    Lowest contract charge 0.30% Class B(d)      $10.56            --                 --            --         6.56%
           Highest contract charge 1.65% Class B        $ 9.87            --                 --            --         5.00%
           All contract charges                             --         2,156           $ 21,857          1.90%
   2015    Lowest contract charge 1.10% Class B(l)      $ 9.27            --                 --            --        (6.65)%
           Highest contract charge 1.65% Class B        $ 9.40            --                 --            --        (6.75)%
           All contract charges                             --         1,739           $ 16,803          1.58%
   2014    Lowest contract charge 1.20% Class B         $10.18            --                 --            --         0.69%
           Highest contract charge 1.25% Class B        $10.17            --                 --            --         0.59%
           All contract charges                             --           850           $  8,641          2.28%
   2013    Lowest contract charge 1.20% Class B(d)      $10.11            --                 --            --         1.30%
           Highest contract charge 1.25% Class B(d)     $10.11            --                 --            --         1.30%
           All contract charges                             --            38           $    380          1.83%
CHARTER/SM/ MULTI-SECTOR BOND
   2016    Lowest contract charge 1.30% Class B         $11.56            --                 --            --         1.58%
           Highest contract charge 1.70% Class B        $27.01            --                 --            --         1.16%
           All contract charges                             --           150           $  1,938          1.98%
   2015    Lowest contract charge 1.30% Class B         $11.38            --                 --            --        (1.90)%
           Highest contract charge 1.70% Class B        $26.70            --                 --            --        (2.31)%
           All contract charges                             --           192           $  2,406          1.49%
   2014    Lowest contract charge 1.30% Class B         $11.60            --                 --            --         1.05%
           Highest contract charge 1.70% Class B        $27.33            --                 --            --         0.63%
           All contract charges                             --           209           $  2,730          2.51%
2013(w)    Lowest contract charge 1.30% Class B         $11.48            --                 --            --        (2.21)%
           Highest contract charge 1.70% Class B        $27.16            --                 --            --        (2.55)%
           All contract charges                             --           218           $  2,823          3.77%
2012(v)    Lowest contract charge 0.95% Class B         $33.96            --                 --            --         4.33%
           Highest contract charge 1.90% Class B        $26.43            --                 --            --         3.32%
           All contract charges                             --        39,559           $646,802          2.34%
CHARTER/SM/ REAL ASSETS
   2016    Lowest contract charge 1.10% Class B         $ 9.53            --                 --            --        11.46%
           Highest contract charge 1.65% Class B(d)     $ 9.58            --                 --            --        10.88%
           All contract charges                             --           133           $  1,270          2.03%
   2015    Lowest contract charge 1.10% Class B(l)      $ 8.55            --                 --            --       (12.40)%
           Highest contract charge 1.30% Class B        $ 8.67            --                 --            --       (13.21)%
           All contract charges                             --            76           $    648          0.85%

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ REAL ASSETS (CONTINUED)
   2014  Lowest contract charge 1.20% Class B(e)      $ 9.58            --                 --            --        (1.24)%
         Highest contract charge 1.25% Class B(e)     $ 9.58            --                 --            --        (1.14)%
         All contract charges                             --            91           $    869          2.86%
CHARTER/SM/ SMALL CAP GROWTH
   2016  Lowest contract charge 0.30% Class B         $10.49            --                 --            --         9.04%
         Highest contract charge 1.70% Class B        $10.30            --                 --            --         7.52%
         All contract charges                             --           969           $  7,997          0.00%
   2015  Lowest contract charge 0.30% Class B         $ 9.62            --                 --            --        (6.33)%
         Highest contract charge 1.70% Class B        $ 9.58            --                 --            --        (7.71)%
         All contract charges                             --         1,003           $  7,879          0.29%
   2014  Lowest contract charge 0.30% Class B         $10.27            --                 --            --        (2.93)%
         Highest contract charge 1.70% Class B        $10.38            --                 --            --        (4.24)%
         All contract charges                             --           892           $  7,627          0.00%
2013(w)  Lowest contract charge 1.30% Class B         $ 6.64            --                 --            --        45.93%
         Highest contract charge 1.70% Class B        $10.84            --                 --            --        45.31%
         All contract charges                             --           738           $  6,370          0.00%
2012(v)  Lowest contract charge 0.95% Class B         $ 8.30            --                 --            --        10.23%
         Highest contract charge 1.80% Class B        $ 7.35            --                 --            --         9.38%
         All contract charges                             --        26,202           $179,471          0.00%
CHARTER/SM/ SMALL CAP VALUE
   2016  Lowest contract charge 1.10% Class B         $10.49            --                 --            --        23.85%
         Highest contract charge 1.70% Class B        $22.15            --                 --            --        23.12%
         All contract charges                             --         1,040           $ 19,843          1.81%
   2015  Lowest contract charge 1.10% Class B(l)      $ 8.47            --                 --            --       (14.27)%
         Highest contract charge 1.70% Class B        $17.99            --                 --            --       (14.62)%
         All contract charges                             --         1,317           $ 20,338          0.87%
   2014  Lowest contract charge 1.20% Class B         $ 9.81            --                 --            --        (6.21)%
         Highest contract charge 1.70% Class B        $21.07            --                 --            --        (6.73)%
         All contract charges                             --           731           $ 12,106          0.19%
2013(w)  Lowest contract charge 1.20% Class B(d)      $10.46            --                 --            --         4.70%
         Highest contract charge 1.70% Class B        $22.59            --                 --            --        40.31%
         All contract charges                             --           584           $ 11,411          0.75%
2012(u)  Lowest contract charge 1.30% Class B(a)      $12.93            --                 --            --         3.94%
         Highest contract charge 1.65% Class B(a)     $12.55            --                 --            --         3.72%
         All contract charges                             --             9           $    117          1.05%
2012(v)  Lowest contract charge 0.95% Class B         $18.04            --                 --            --        15.64%
         Highest contract charge 1.90% Class B        $15.61            --                 --            --        14.53%
         All contract charges                             --        26,271           $381,733          0.57%
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
   2016  Lowest contract charge 1.10% Class II        $ 9.23            --                 --            --        (0.22)%
         Highest contract charge 1.70% Class II       $10.14            --                 --            --        (0.78)%
         All contract charges                             --         4,463           $ 45,225          0.42%
   2015  Lowest contract charge 1.10% Class II(l)     $ 9.25            --                 --            --        (8.87)%
         Highest contract charge 1.70% Class II       $10.22            --                 --            --        (3.68)%
         All contract charges                             --         4,018           $ 41,163          0.11%
   2014  Lowest contract charge 1.20% Class II(f)     $10.64            --                 --            --         6.93%
         Highest contract charge 1.70% Class II(f)    $10.61            --                 --            --         6.63%
         All contract charges                             --         1,072           $ 11,398          0.00%
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
   2016  Lowest contract charge 1.30 % Class II       $10.69            --                 --            --         7.98%
         Highest contract charge 1.70% Class II       $10.61            --                 --            --         7.61%
         All contract charges                             --           781           $  8,342          1.41%
   2015  Lowest contract charge 1.30 % Class II(h)    $ 9.90            --                 --            --        (1.69)%
         Highest contract charge 1.70% Class II(h)    $ 9.86            --                 --            --        (2.09)%
         All contract charges                             --           456           $  4,512          2.35%

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                        ---------- ----------------- ----------------- ------------- --------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2016   Lowest contract charge 1.10% Class II              $10.74            --                 --            --        13.53%
       Highest contract charge 1.70% Class II             $11.20            --                 --            --        12.90%
       All contract charges                                   --         1,916            $21,544          1.68%
2015   Lowest contract charge 1.10% Class II(l)           $ 9.46            --                 --            --        (4.64)%
       Highest contract charge 1.70% Class II             $ 9.92            --                 --            --        (6.06)%
       All contract charges                                   --         1,198            $11,927          2.27%
2014   Lowest contract charge 1.20% Class II(f)           $10.59            --                 --            --         6.54%
       Highest contract charge 1.70% Class II(f)          $10.56            --                 --            --         6.24%
       All contract charges                                   --           286            $ 3,032          4.46%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2016   Lowest contract charge 1.30 % Class II             $10.62            --                 --            --         7.71%
       Highest contract charge 1.70% Class II             $10.54            --                 --            --         7.33%
       All contract charges                                   --           349            $ 3,714          0.44%
2015   Lowest contract charge 1.30 % Class II(h)          $ 9.86            --                 --            --        (3.14)%
       Highest contract charge 1.70% Class II(h)          $ 9.82            --                 --            --        (3.54)%
       All contract charges                                   --           229            $ 2,255          0.04%
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2016   Lowest contract charge 0.30% Service Class         $10.56            --                 --            --         3.02%
       Highest contract charge 1.25% Service Class        $10.24            --                 --            --         1.99%
       All contract charges                                   --         1,317            $13,346          2.90%
2015   Lowest contract charge 0.30% Service Class(d)      $10.25            --                 --            --        (1.63)%
       Highest contract charge 1.25% Service Class        $10.04            --                 --            --        (2.62)%
       All contract charges                                   --           990            $ 9,912          2.62%
2014   Lowest contract charge 1.20% Service Class         $10.31            --                 --            --         3.72%
       Highest contract charge 1.25% Service Class        $10.31            --                 --            --         3.72%
       All contract charges                                   --           588            $ 6,060          0.88%
2013   Lowest contract charge 1.20 Service Class(d)       $ 9.94            --                 --            --        (0.10)%
       Highest contract charge 1.25% Service Class(d)     $ 9.94            --                 --            --        (0.10)%
       All contract charges                                   --            15                144          0.00%
DELAWARE VIP(R) EMERGING MARKETS SERIES
2016   Lowest contract charge 1.10% Service Class         $ 8.84            --                 --            --        12.47%
       Highest contract charge 1.25% Service Class        $ 8.39            --                 --            --        12.32%
       All contract charges                                   --           122            $ 1,032          0.82%
2015   Lowest contract charge 1.10% Service Class(l)      $ 7.86            --                 --            --       (18.30)%
       Highest contract charge 1.25% Service Class        $ 7.47            --                 --            --       (15.88)%
       All contract charges                                   --           105            $   790          0.52%
2014   Lowest contract charge 1.20% Service Class         $ 8.88            --                 --            --        (9.39)%
       Highest contract charge 1.25% Service Class        $ 8.88            --                 --            --        (9.39)%
       All contract charges                                   --            60            $   537          0.25%
2013   Lowest contract charge 1.20% Service Class(d)      $ 9.80            --                 --            --         0.72%
       Highest contract charge 1.25% Service Class(d)     $ 9.80            --                 --            --         0.72%
       All contract charges                                   --             5            $    46          0.00%
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
2016   Lowest contract charge 1.10% Service Class         $ 9.92            --                 --            --         0.51%
       Highest contract charge 1.25% Service Class        $ 9.99            --                 --            --         0.40%
       All contract charges                                   --           904            $ 9,014          1.45%
2015   Lowest contract charge 1.10% Service Class(l)      $ 9.87            --                 --            --        (1.00)%
       Highest contract charge 1.25% Service Class        $ 9.95            --                 --            --        (0.60)%
       All contract charges                                   --           637            $ 6,330          1.46%
2014   Lowest contract charge 1.20% Service Class         $10.02            --                 --            --         0.40%
       Highest contract charge 1.25% Service Class        $10.01            --                 --            --         0.30%
       All contract charges                                   --           429            $ 4,300          1.57%
2013   Lowest contract charge 1.25% Service Class(d)      $ 9.98            --                 --            --        (0.10)%
       Highest contract charge 1.25% Service Class(d)     $ 9.98            --                 --            --        (0.10)%
       All contract charges                                   --            --                 --          0.00%

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
EATON VANCE VT FLOATING-RATE INCOME FUND
   2016  Lowest contract charge 0.30% Initial Class        $10.84            --                 --            --         8.62%
         Highest contract charge 1.70% Initial Class       $10.37            --                 --            --         7.13%
         All contract charges                                  --         1,954           $ 20,455          3.47%
   2015  Lowest contract charge 0.30% Initial Class(d)     $ 9.98            --                 --            --        (1.29)%
         Highest contract charge 1.70% Initial Class(h)    $ 9.68            --                 --            --        (3.68)%
         All contract charges                                  --         1,245           $ 12,125          3.34%
   2014  Lowest contract charge 1.20% Initial Class        $10.00            --                 --            --        (0.50)%
         Highest contract charge 1.25% Initial Class       $ 9.99            --                 --            --        (0.60)%
         All contract charges                                  --           566           $  5,664          3.17%
   2013  Lowest contract charge 1.20% Initial Class(d)     $10.05            --                 --            --         0.20%
         Highest contract charge 1.25% Initial Class(d)    $10.05            --                 --            --         0.20%
         All contract charges                                  --            29           $    290          0.48%
EQ/BLACKROCK BASIC VALUE EQUITY
   2016  Lowest contract charge 0.65% Class A              $18.59            --                 --            --        17.21%
         Highest contract charge 1.70% Class A             $19.09            --                 --            --        15.98%
         All contract charges                                  --         6,386           $124,498          1.54%
   2015  Lowest contract charge 0.65% Class A              $15.86            --                 --            --        (6.76)%
         Highest contract charge 1.70% Class A             $16.46            --                 --            --        (7.79)%
         All contract charges                                  --         6,479           $108,583          1.38%
   2014  Lowest contract charge 0.65% Class A              $17.01            --                 --            --         9.04%
         Highest contract charge 1.70% Class A             $17.85            --                 --            --         7.85%
         All contract charges                                  --         5,944           $107,665          1.22%
2013(w)  Lowest contract charge 0.65% Class A              $15.60            --                 --            --        36.84%
         Highest contract charge 1.70% Class A             $16.55            --                 --            --        35.43%
         All contract charges                                  --         4,625           $ 77,441          1.90%
2012(u)  Lowest contract charge 1.30% Class A(a)           $12.38            --                 --            --         1.39%
         Highest contract charge 1.70% Class A(a)          $12.22            --                 --            --         1.08%
         All contract charges                                  --           574           $  7,070          3.26%
2012(v)  Lowest contract charge 0.65% Class A              $11.40            --                 --            --        12.87%
         Highest contract charge 1.70% Class A             $12.22            --                 --            --        11.70%
         All contract charges                                  --         2,719           $ 33,523          1.53%
EQ/BLACKROCK BASIC VALUE EQUITY
   2016  Lowest contract charge 1.10% Class B              $10.39            --                 --            --        16.74%
         Highest contract charge 1.25% Class B             $12.20            --                 --            --        16.41%
         All contract charges                                  --         1,279           $ 14,868          1.54%
   2015  Lowest contract charge 1.10% Class B(l)           $ 8.90            --                 --            --       (10.73)%
         Highest contract charge 1.25% Class B             $10.48            --                 --            --        (7.26)%
         All contract charges                                  --         1,014           $ 10,445          1.38%
   2014  Lowest contract charge 1.20% Class B              $11.31            --                 --            --         8.33%
         Highest contract charge 1.25% Class B             $11.30            --                 --            --         8.34%
         All contract charges                                  --           615           $  6,959          1.22%
   2013  Lowest contract charge 1.20% Class B(d)           $10.44            --                 --            --         3.06%
         Highest contract charge 1.25% Class B(d)          $10.43            --                 --            --         2.96%
         All contract charges                                  --            45           $    475          1.90%
EQ/BOSTON ADVISORS EQUITY INCOME
   2016  Lowest contract charge 1.30% Class A              $20.08            --                 --            --        11.49%
         Highest contract charge 1.70% Class A             $19.51            --                 --            --        11.04%
         All contract charges                                  --         1,091           $ 21,723          2.06%
   2015  Lowest contract charge 1.30% Class A              $18.01            --                 --            --        (2.96)%
         Highest contract charge 1.70% Class A             $17.57            --                 --            --        (3.36)%
         All contract charges                                  --         1,127           $ 20,140          1.63%
   2014  Lowest contract charge 1.30% Class A              $18.56            --                 --            --         7.28%
         Highest contract charge 1.70% Class A             $18.18            --                 --            --         6.82%
         All contract charges                                  --         1,057           $ 19,484          1.61%
2013(w)  Lowest contract charge 1.30% Class A              $17.30            --                 --            --        29.98%
         Highest contract charge 1.70% Class A             $17.02            --                 --            --        29.53%
         All contract charges                                  --         1,120           $ 19,272          2.37%

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.31            --                 --            --        4.72%
         Highest contract charge 1.70% Class A(a)    $13.14            --                 --            --        4.37%
         All contract charges                            --           231           $  3,057          4.91%
2012(v)  Lowest contract charge 1.30% Class A        $13.31            --                 --            --       16.24%
         Highest contract charge 1.70% Class A       $13.14            --                 --            --       15.77%
         All contract charges                            --           439           $  5,807          2.13%
EQ/BOSTON ADVISORS EQUITY INCOME
   2016  Lowest contract charge 1.10% Class B        $10.83            --                 --            --       11.76%
         Highest contract charge 1.70% Class B       $ 9.37            --                 --            --       11.02%
         All contract charges                            --         1,275           $  9,035          2.06%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.69            --                 --            --       (2.91)%
         Highest contract charge 1.70% Class B       $ 8.44            --                 --            --       (3.32)%
         All contract charges                            --         1,336           $  8,448          1.63%
   2014  Lowest contract charge 1.20% Class B        $11.26            --                 --            --        7.44%
         Highest contract charge 1.70% Class B       $ 8.73            --                 --            --        6.72%
         All contract charges                            --         1,303           $  8,344          1.61%
2013(w)  Lowest contract charge 1.30% Class B(d)     $10.48            --                 --            --        3.05%
         Highest contract charge 1.70% Class B       $ 8.18            --                 --            --       29.64%
         All contract charges                            --         1,101           $  5,734          2.37%
2012(v)  Lowest contract charge 0.95% Class B        $ 7.03            --                 --            --       16.58%
         Highest contract charge 1.90% Class B       $ 6.13            --                 --            --       15.44%
         All contract charges                            --        53,849           $285,945          2.13%
EQ/CAPITAL GUARDIAN RESEARCH
   2016  Lowest contract charge 1.30% Class A        $21.74            --                 --            --        7.04%
         Highest contract charge 1.70% Class A       $21.12            --                 --            --        6.61%
         All contract charges                            --           544           $ 11,682          0.88%
   2015  Lowest contract charge 1.30% Class A        $20.31            --                 --            --        0.59%
         Highest contract charge 1.70% Class A       $19.81            --                 --            --        0.15%
         All contract charges                            --           579           $ 11,637          0.60%
   2014  Lowest contract charge 1.30% Class A        $20.19            --                 --            --        9.08%
         Highest contract charge 1.70% Class A       $19.78            --                 --            --        8.62%
         All contract charges                            --           558           $ 11,176          0.76%
2013(w)  Lowest contract charge 1.30% Class A        $18.51            --                 --            --       30.08%
         Highest contract charge 1.70% Class A       $18.21            --                 --            --       29.61%
         All contract charges                            --           453           $  8,324          1.76%
2012(u)  Lowest contract charge 1.30% Class A(a)     $14.23            --                 --            --        5.10%
         Highest contract charge 1.65% Class A(a)    $14.07            --                 --            --        4.84%
         All contract charges                            --            33           $    472          2.26%
2012(v)  Lowest contract charge 1.30% Class A        $14.23            --                 --            --       15.88%
         Highest contract charge 1.70% Class A       $14.05            --                 --            --       15.35%
         All contract charges                            --           146           $  2,073          0.89%
EQ/CAPITAL GUARDIAN RESEARCH
   2016  Lowest contract charge 1.30% Class B        $21.84            --                 --            --        7.01%
         Highest contract charge 1.70% Class B       $19.66            --                 --            --        6.56%
         All contract charges                            --           248           $  5,200          0.88%
   2015  Lowest contract charge 1.30% Class B        $20.41            --                 --            --        0.59%
         Highest contract charge 1.70% Class B       $18.45            --                 --            --        0.22%
         All contract charges                            --           254           $  4,999          0.60%
   2014  Lowest contract charge 1.30% Class B        $20.29            --                 --            --        9.09%
         Highest contract charge 1.70% Class B       $18.41            --                 --            --        8.61%
         All contract charges                            --           254           $  4,987          0.76%
2013(w)  Lowest contract charge 1.30% Class B        $18.60            --                 --            --       30.07%
         Highest contract charge 1.70% Class B       $16.95            --                 --            --       29.49%
         All contract charges                            --           267           $  4,841          1.76%
2012(v)  Lowest contract charge 0.95% Class B        $14.52            --                 --            --       16.25%
         Highest contract charge 1.90% Class B       $12.73            --                 --            --       15.20%
         All contract charges                            --        63,706           $880,226          0.89%

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX
   2016  Lowest contract charge 1.30% Class A        $21.13            --                 --            --       10.28%
         Highest contract charge 1.70% Class A       $20.52            --                 --            --        9.79%
         All contract charges                            --         1,377           $ 28,892          1.68%
   2015  Lowest contract charge 1.30% Class A        $19.16            --                 --            --       (1.39)%
         Highest contract charge 1.70% Class A       $18.69            --                 --            --       (1.79)%
         All contract charges                            --         1,300           $ 24,735          1.71%
   2014  Lowest contract charge 1.30% Class A        $19.43            --                 --            --       10.65%
         Highest contract charge 1.70% Class A       $19.03            --                 --            --       10.19%
         All contract charges                            --           929           $ 17,926          1.61%
2013(w)  Lowest contract charge 1.30% Class A        $17.56            --                 --            --       30.75%
         Highest contract charge 1.70% Class A       $17.27            --                 --            --       30.24%
         All contract charges                            --           585           $ 10,230          1.76%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.43            --                 --            --        2.36%
         Highest contract charge 1.70% Class A(a)    $13.26            --                 --            --        2.08%
         All contract charges                            --            66           $    890          3.28%
2012(v)  Lowest contract charge 1.30% Class A        $13.43            --                 --            --       14.10%
         Highest contract charge 1.70% Class A       $13.26            --                 --            --       13.62%
         All contract charges                            --           224           $  2,984          1.55%
EQ/COMMON STOCK INDEX(O)
   2016  Lowest contract charge 1.10% Class B        $10.62            --                 --            --       10.51%
         Highest contract charge 1.25% Class B       $12.56            --                 --            --       10.37%
         All contract charges                            --           476           $  5,821          1.68%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.61            --                 --            --       (3.90)%
         Highest contract charge 1.25% Class B       $11.38            --                 --            --       (1.30)%
         All contract charges                            --           365           $  4,121          1.71%
   2014  Lowest contract charge 1.20% Class B        $11.54            --                 --            --       10.75%
         Highest contract charge 1.25% Class B       $11.53            --                 --            --       10.65%
         All contract charges                            --           177           $  2,041          1.61%
   2013  Lowest contract charge 1.20% Class B(d)     $10.42            --                 --            --        3.37%
         Highest contract charge 1.25% Class B(d)    $10.42            --                 --            --        3.37%
         All contract charges                            --            10           $     99          1.76%
EQ/CONVERTIBLE SECURITIES
   2016  Lowest contract charge 1.10% Class B        $ 9.92            --                 --            --        6.55%
         Highest contract charge 1.25% Class B       $11.16            --                 --            --        6.29%
         All contract charges                            --           101           $  1,110          3.70%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.31            --                 --            --       (7.64)%
         Highest contract charge 1.25% Class B       $10.50            --                 --            --       (4.46)%
         All contract charges                            --           266           $  2,790          3.74%
   2014  Lowest contract charge 1.20% Class B        $11.00            --                 --            --        7.32%
         Highest contract charge 1.25% Class B       $10.99            --                 --            --        7.22%
         All contract charges                            --           228           $  2,501          1.78%
   2013  Lowest contract charge 1.20% Class B(d)     $10.25            --                 --            --        2.60%
         Highest contract charge 1.20% Class B(d)    $10.25            --                 --            --        2.60%
         All contract charges                            --             3           $     27          0.85%
EQ/CORE BOND INDEX(N)
   2016  Lowest contract charge 0.65% Class B        $10.41            --                 --            --        0.77%
         Highest contract charge 1.70% Class B       $10.32            --                 --            --       (0.29)%
         All contract charges                            --        31,436           $332,136          1.45%
   2015  Lowest contract charge 0.65% Class B        $10.33            --                 --            --       (0.29)%
         Highest contract charge 1.70% Class B       $10.35            --                 --            --       (1.24)%
         All contract charges                            --        30,704           $325,029          1.46%
   2014  Lowest contract charge 0.65% Class B        $10.36            --                 --            --        1.77%
         Highest contract charge 1.70% Class B       $10.48            --                 --            --        0.67%
         All contract charges                            --        30,215           $323,566          1.32%
2013(w)  Lowest contract charge 0.65% Class B        $10.18            --                 --            --       (2.21)%
         Highest contract charge 1.70% Class B       $10.41            --                 --            --       (3.34)%
         All contract charges                            --        29,915           $317,364          1.23%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/CORE BOND INDEX(N) (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.90             --                 --           --         0.93%
         Highest contract charge 1.70% Class B(a)    $10.77             --                 --           --         0.75%
         All contract charges                            --            281         $    3,060         3.07%
2012(v)  Lowest contract charge 0.65% Class B        $10.41             --                 --           --         2.46%
         Highest contract charge 1.90% Class B       $13.39             --                 --           --         1.21%
         All contract charges                            --        104,051         $1,241,073         1.47%
EQ/EMERGING MARKETS EQUITY PLUS
   2016  Lowest contract charge 1.10% Class B        $ 8.02             --                 --           --         8.53%
         Highest contract charge 1.70% Class B       $ 7.69             --                 --           --         7.85%
         All contract charges                            --            535         $    4,188         0.90%
   2015  Lowest contract charge 1.10% Class B(l)     $ 7.39             --                 --           --       (23.50)%
         Highest contract charge 1.70% Class B       $ 7.13             --                 --           --       (19.53)%
         All contract charges                            --            348         $    2,519         0.32%
   2014  Lowest contract charge 1.20% Class B        $ 9.28             --                 --           --        (4.33)%
         Highest contract charge 1.70% Class B       $ 8.86             --                 --           --        (4.73)%
         All contract charges                            --            283         $    2,543         0.67%
   2013  Lowest contract charge 1.30% Class B(b)     $ 9.34             --                 --           --        (6.22)%
         Highest contract charge 1.70% Class B(b)    $ 9.30             --                 --           --        (6.63)%
         All contract charges                            --             78         $      732         0.69%
EQ/ENERGY ETF
   2016  Lowest contract charge 0.30% Class B(d)     $ 7.83             --                 --           --        22.92%
         Highest contract charge 1.25% Class B       $ 7.59             --                 --           --        21.63%
         All contract charges                            --            383         $    3,047         1.73%
   2015  Lowest contract charge 1.10% Class B(l)     $ 7.04             --                 --           --       (25.74)%
         Highest contract charge 1.25% Class B       $ 6.24             --                 --           --       (25.71)%
         All contract charges                            --            199         $    1,258         1.64%
   2014  Lowest contract charge 1.20% Class B        $ 8.40             --                 --           --       (16.25)%
         Highest contract charge 1.25% Class B       $ 8.40             --                 --           --       (16.25)%
         All contract charges                            --             83         $      697         1.58%
   2013  Lowest contract charge 1.20% Class B(d)     $10.03             --                 --           --         1.42%
         Highest contract charge 1.20% Class B(d)    $10.03             --                 --           --         1.42%
         All contract charges                            --             --         $        3         1.64%
EQ/EQUITY 500 INDEX
   2016  Lowest contract charge 0.65% Class A(d)     $19.39             --                 --           --        10.55%
         Highest contract charge 1.70% Class A       $20.38             --                 --           --         9.33%
         All contract charges                            --          8,016         $  166,506         1.79%
   2015  Lowest contract charge 1.30% Class A        $19.11             --                 --           --        (0.47)%
         Highest contract charge 1.70% Class A       $18.64             --                 --           --        (0.90)%
         All contract charges                            --          7,002         $  132,404         1.96%
   2014  Lowest contract charge 1.30% Class A        $19.20             --                 --           --        11.50%
         Highest contract charge 1.70% Class A       $18.81             --                 --           --        11.04%
         All contract charges                            --          5,070         $   96,494         1.80%
2013(w)  Lowest contract charge 1.30% Class A        $17.22             --                 --           --        29.77%
         Highest contract charge 1.70% Class A       $16.94             --                 --           --        29.31%
         All contract charges                            --          3,194         $   54,612         1.82%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.27             --                 --           --         2.39%
         Highest contract charge 1.70% Class A(a)    $13.10             --                 --           --         2.02%
         All contract charges                            --            473         $    6,257         3.68%
2012(v)  Lowest contract charge 1.30% Class A        $13.27             --                 --           --        13.71%
         Highest contract charge 1.70% Class A       $13.10             --                 --           --        13.22%
         All contract charges                            --          1,409         $       19         1.70%
EQ/EQUITY 500 INDEX
   2016  Lowest contract charge 0.30% Class B        $13.13             --                 --           --        10.90%
         Highest contract charge 1.25% Class B       $12.73             --                 --           --         9.84%
         All contract charges                            --          3,637         $   44,022         1.79%

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
   2015  Lowest contract charge 0.30% Class B(d)     $11.84            --                 --            --        0.51%
         Highest contract charge 1.25% Class B       $11.59            --                 --            --       (0.52)%
         All contract charges                            --         2,185           $ 24,797          1.96%
   2014  Lowest contract charge 1.20% Class B        $11.66            --                 --            --       11.69%
         Highest contract charge 1.25% Class B       $11.65            --                 --            --       11.59%
         All contract charges                            --         1,097           $ 12,785          1.80%
   2013  Lowest contract charge 1.20% Class B(d)     $10.44            --                 --            --        3.16%
         Highest contract charge 1.25% Class B(d)    $10.44            --                 --            --        3.16%
         All contract charges                            --            14           $    146          1.82%
EQ/GAMCO MERGERS AND ACQUISITIONS
   2016  Lowest contract charge 1.30% Class A        $13.61            --                 --            --        6.25%
         Highest contract charge 1.70% Class A       $13.23            --                 --            --        5.92%
         All contract charges                            --           915           $ 12,319          0.01%
   2015  Lowest contract charge 1.30% Class A        $12.81            --                 --            --        1.34%
         Highest contract charge 1.70% Class A       $12.49            --                 --            --        0.89%
         All contract charges                            --           911           $ 11,544          0.00%
   2014  Lowest contract charge 1.30% Class A        $12.64            --                 --            --        0.32%
         Highest contract charge 1.70% Class A       $12.38            --                 --            --       (0.08)%
         All contract charges                            --           827           $ 10,378          0.00%
2013(w)  Lowest contract charge 1.30% Class A        $12.60            --                 --            --        9.47%
         Highest contract charge 1.70% Class A       $12.39            --                 --            --        9.07%
         All contract charges                            --           679           $  8,497          0.50%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.51            --                 --            --        1.14%
         Highest contract charge 1.70% Class A(a)    $11.36            --                 --            --        0.80%
         All contract charges                            --            54           $    632          0.00%
2012(v)  Lowest contract charge 1.30% Class A        $11.51            --                 --            --        3.88%
         Highest contract charge 1.70% Class A       $11.36            --                 --            --        3.46%
         All contract charges                            --           440           $  5,036          0.00%
EQ/GAMCO MERGERS AND ACQUISITIONS
   2016  Lowest contract charge 0.30% Class B        $11.26            --                 --            --        7.34%
         Highest contract charge 1.25% Class B       $10.92            --                 --            --        6.33%
         All contract charges                            --           389           $  4,207          0.01%
   2015  Lowest contract charge 0.30% Class B(d)     $10.49            --                 --            --        2.34%
         Highest contract charge 1.25% Class B       $10.27            --                 --            --        1.28%
         All contract charges                            --           304           $  3,110          0.00%
   2014  Lowest contract charge 1.20% Class B        $10.14            --                 --            --        0.40%
         Highest contract charge 1.25% Class B       $10.14            --                 --            --        0.40%
         All contract charges                            --           146           $  1,485          0.00%
   2013  Lowest contract charge 1.20% Class B(d)     $10.10            --                 --            --        1.41%
         Highest contract charge 1.25% Class B(d)    $10.10            --                 --            --        1.41%
         All contract charges                            --             6           $     57          0.50%
EQ/GAMCO SMALL COMPANY VALUE
   2016  Lowest contract charge 0.65% Class A        $19.45            --                 --            --       22.48%
         Highest contract charge 1.70% Class A       $23.72            --                 --            --       21.21%
         All contract charges                            --         8,949           $216,650          0.53%
   2015  Lowest contract charge 0.65% Class A        $15.88            --                 --            --       (6.31)%
         Highest contract charge 1.70% Class A       $19.57            --                 --            --       (7.30)%
         All contract charges                            --         8,664           $172,525          0.56%
   2014  Lowest contract charge 0.65% Class A        $16.95            --                 --            --        2.36%
         Highest contract charge 1.70% Class A       $21.11            --                 --            --        1.30%
         All contract charges                            --         7,809           $167,255          0.31%
2013(w)  Lowest contract charge 0.65% Class A        $16.56            --                 --            --       38.23%
         Highest contract charge 1.70% Class A       $20.84            --                 --            --       36.75%
         All contract charges                            --         6,135           $129,348          0.32%
2012(u)  Lowest contract charge 1.30% Class A(a)     $15.43            --                 --            --        6.27%
         Highest contract charge 1.70% Class A(a)    $15.24            --                 --            --        5.98%
         All contract charges                            --           776           $ 11,930          2.69%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
2012(v)  Lowest contract charge 0.65% Class A        $11.98            --                 --            --       17.11%
         Highest contract charge 1.70% Class A       $15.24            --                 --            --       15.89%
         All contract charges                            --         3,453           $ 53,054          1.24%
EQ/GAMCO SMALL COMPANY VALUE
   2016  Lowest contract charge 0.30% Class B        $12.50            --                 --            --       22.91%
         Highest contract charge 1.25% Class B       $12.13            --                 --            --       21.79%
         All contract charges                            --         2,525           $ 29,851          0.53%
   2015  Lowest contract charge 0.30% Class B(d)     $10.17            --                 --            --       (6.01)%
         Highest contract charge 1.25% Class B       $ 9.96            --                 --            --       (6.92)%
         All contract charges                            --         1,677           $ 16,544          0.56%
   2014  Lowest contract charge 1.20% Class B        $10.70            --                 --            --        1.81%
         Highest contract charge 1.25% Class B       $10.70            --                 --            --        1.81%
         All contract charges                            --           952           $ 10,188          0.31%
   2013  Lowest contract charge 1.20% Class B(d)     $10.51            --                 --            --        5.10%
         Highest contract charge 1.25% Class B(d)    $10.51            --                 --            --        5.10%
         All contract charges                            --            65           $    683          0.32%
EQ/GLOBAL BOND PLUS
   2016  Lowest contract charge 1.30% Class A(a)     $ 9.90            --                 --            --       (0.60)%
         Highest contract charge 1.70% Class A       $ 9.62            --                 --            --       (1.03)%
         All contract charges                            --           563           $  5,534          1.84%
   2015  Lowest contract charge 0.65% Class A        $ 9.62            --                 --            --       (4.37)%
         Highest contract charge 1.70% Class A       $ 9.72            --                 --            --       (5.45)%
         All contract charges                            --           582           $  5,767          0.04%
   2014  Lowest contract charge 0.65% Class A        $10.06            --                 --            --        0.20%
         Highest contract charge 1.70% Class A       $10.28            --                 --            --       (0.77)%
         All contract charges                            --           621           $  6,477          0.70%
2013(w)  Lowest contract charge 1.30% Class A        $10.54            --                 --            --       (3.83)%
         Highest contract charge 1.70% Class A       $10.36            --                 --            --       (4.25)%
         All contract charges                            --           562           $  5,899          0.01%
2012(u)  Lowest contract charge 1.30% Class A(a)     $10.96            --                 --            --          --%
         Highest contract charge 1.70% Class A(a)    $10.82            --                 --            --          --%
         All contract charges                            --            78           $ 11,303          0.41%
2012(v)  Lowest contract charge 1.30% Class A        $10.96            --                 --            --        2.43%
         Highest contract charge 1.70% Class A       $10.82            --                 --            --        1.98%
         All contract charges                            --           420           $  4,579          1.41%
EQ/GLOBAL BOND PLUS
   2016  Lowest contract charge 1.30% Class B        $11.36            --                 --            --       (0.70)%
         Highest contract charge 1.70% Class B       $10.86            --                 --            --       (1.00)%
         All contract charges                            --           410           $  4,568          1.84%
   2015  Lowest contract charge 1.30% Class B        $11.44            --                 --            --       (4.98)%
         Highest contract charge 1.70% Class B       $10.97            --                 --            --       (5.43)%
         All contract charges                            --           445           $  5,002          0.04%
   2014  Lowest contract charge 1.30% Class B        $12.04            --                 --            --       (0.50)%
         Highest contract charge 1.70% Class B       $11.60            --                 --            --       (0.85)%
         All contract charges                            --           445           $  5,262          0.70%
2013(w)  Lowest contract charge 1.30% Class B        $12.10            --                 --            --       (3.74)%
         Highest contract charge 1.70% Class B       $11.70            --                 --            --       (4.18)%
         All contract charges                            --           454           $  5,404          0.01%
2012(v)  Lowest contract charge 0.95% Class B        $12.90            --                 --            --        2.79%
         Highest contract charge 1.90% Class B       $12.03            --                 --            --        1.78%
         All contract charges                            --        39,823           $493,953          1.41%
EQ/HIGH YIELD BOND
   2016  Lowest contract charge 1.10% Class B        $10.26            --                 --            --       10.56%
         Highest contract charge 1.70% Class B       $10.99            --                 --            --        9.79%
         All contract charges                            --         1,007           $ 11,034          5.90%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.28            --                 --            --       (7.29)%
         Highest contract charge 1.70% Class B       $10.01            --                 --            --       (4.76)%
         All contract charges                            --           781           $  7,803          2.19%

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/HIGH YIELD BOND (CONTINUED)
   2014  Lowest contract charge 120% Class B         $10.14            --                 --            --        0.70%
         Highest contract charge 1.70% Class B       $10.51            --                 --            --        0.19%
         All contract charges                            --           533           $  5,586          4.19%
   2013  Lowest contract charge 120% Class B(d)      $10.07            --                 --            --        0.80%
         Highest contract charge 1.70% Class B(b)    $10.49            --                 --            --        4.69%
         All contract charges                            --           152           $  1,585          5.16%
EQ/INTERMEDIATE GOVERNMENT BOND
   2016  Lowest contract charge 0.30% Class B        $10.07            --                 --            --        0.10%
         Highest contract charge 1.70% Class B       $ 9.79            --                 --            --       (1.21)%
         All contract charges                            --        12,441           $126,941          0.68%
   2015  Lowest contract charge 0.30% Class B(d)     $10.06            --                 --            --        0.20%
         Highest contract charge 1.70% Class B       $ 9.91            --                 --            --       (1.29)%
         All contract charges                            --        12,206           $125,847          0.59%
   2014  Lowest contract charge 0.65% Class B        $10.07            --                 --            --        0.80%
         Highest contract charge 1.70% Class B       $10.04            --                 --            --       (0.20)%
         All contract charges                            --        12,538           $130,682          0.41%
2013(w)  Lowest contract charge 0.65% Class B        $ 9.99            --                 --            --       (2.25)%
         Highest contract charge 1.70% Class B       $10.06            --                 --            --       (3.36)%
         All contract charges                            --        12,463           $129,739          0.22%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.54            --                 --            --       (0.09)%
         Highest contract charge 1.70% Class B(a)    $10.41            --                 --            --       (0.38)%
         All contract charges                            --           171           $  1,790          0.50%
2012(v)  Lowest contract charge 0.65% Class B        $10.22            --                 --            --        0.29%
         Highest contract charge 1.90% Class B       $18.54            --                 --            --       (0.91)%
         All contract charges                            --        33,728           $440,306          0.24%
EQ/INTERNATIONAL EQUITY INDEX
   2016  Lowest contract charge 0.65% Class A        $10.91            --                 --            --        1.58%
         Highest contract charge 1.70% Class A       $10.82            --                 --            --        0.46%
         All contract charges                            --         2,071           $ 22,815          3.01%
   2015  Lowest contract charge 0.65% Class A        $10.74            --                 --            --       (2.81)%
         Highest contract charge 1.70% Class A       $10.77            --                 --            --       (3.84)%
         All contract charges                            --         1,880           $ 20,562          2.82%
   2014  Lowest contract charge 0.65% Class A        $11.05            --                 --            --       (7.53)%
         Highest contract charge 1.70% Class A       $11.20            --                 --            --       (8.50)%
         All contract charges                            --         1,362           $ 15,412          4.42%
2013(w)  Lowest contract charge 0.65% Class A        $11.95            --                 --            --       20.71%
         Highest contract charge 1.70% Class A       $12.24            --                 --            --       19.41%
         All contract charges                            --           639           $  7,902          2.96%
2012(u)  Lowest contract charge 1.30% Class A(a)     $10.38            --                 --            --        8.46%
         Highest contract charge 1.70% Class A(a)    $10.25            --                 --            --        8.12%
         All contract charges                            --            72           $    739          6.02%
2012(v)  Lowest contract charge 0.65% Class A        $ 9.90            --                 --            --       15.52%
         Highest contract charge 1.70% Class A       $10.25            --                 --            --       14.27%
         All contract charges                            --           244           $  2,520          3.00%
EQ/INTERNATIONAL EQUITY INDEX(K)
   2016  Lowest contract charge 0.30% Class B        $ 9.35            --                 --            --        1.85%
         Highest contract charge 1.25% Class B       $ 9.07            --                 --            --        0.89%
         All contract charges                            --         1,217           $ 11,019          3.01%
   2015  Lowest contract charge 0.30% Class B(d)     $ 9.18            --                 --            --       (2.44)%
         Highest contract charge 1.25% Class B       $ 8.99            --                 --            --       (3.33)%
         All contract charges                            --           745           $  6,690          2.82%
   2014  Lowest contract charge 1.20% Class B        $ 9.31            --                 --            --       (8.00)%
         Highest contract charge 1.25% Class B       $ 9.30            --                 --            --       (8.10)%
         All contract charges                            --           500           $  4,652          4.42%
   2013  Lowest contract charge 1.20% Class B(d)     $10.12            --                 --            --        1.10%
         Highest contract charge 1.25% Class B(d)    $10.12            --                 --            --        1.10%
         All contract charges                            --             4           $     40          2.96%

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/INVESCO COMSTOCK
   2016  Lowest contract charge 0.65% Class A        $18.72            --                 --            --       16.56%
         Highest contract charge 1.70% Class A       $19.71            --                 --            --       15.40%
         All contract charges                            --         1,379           $ 27,771          2.49%
   2015  Lowest contract charge 0.65% Class A        $16.06            --                 --            --       (6.79)%
         Highest contract charge 1.70% Class A       $17.08            --                 --            --       (7.78)%
         All contract charges                            --         1,482           $ 25,762          2.15%
   2014  Lowest contract charge 0.65% Class A        $17.23            --                 --            --        8.23%
         Highest contract charge 1.70% Class A       $18.52            --                 --            --        7.05%
         All contract charges                            --         1,384           $ 25,986          2.26%
2013(w)  Lowest contract charge 0.65% Class A        $15.92            --                 --            --       34.23%
         Highest contract charge 1.70% Class A       $17.30            --                 --            --       32.77%
         All contract charges                            --           299           $  5,249          4.77%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.20            --                 --            --        5.43%
         Highest contract charge 1.70% Class A(a)    $13.03            --                 --            --        5.08%
         All contract charges                            --            36           $    472          3.37%
2012(v)  Lowest contract charge 0.65% Class A        $11.86            --                 --            --       17.66%
         Highest contract charge 1.70% Class A       $13.03            --                 --            --       16.44%
         All contract charges                            --           185           $  2,431          1.27%
EQ/INVESCO COMSTOCK
   2016  Lowest contract charge 1.30% Class B        $17.90            --                 --            --       15.86%
         Highest contract charge 1.70% Class B       $17.07            --                 --            --       15.42%
         All contract charges                            --           489           $  8,604          2.49%
   2015  Lowest contract charge 1.30% Class B        $15.45            --                 --            --       (7.37)%
         Highest contract charge 1.70% Class B       $14.79            --                 --            --       (7.79)%
         All contract charges                            --           604           $  9,159          2.15%
   2014  Lowest contract charge 1.30% Class B        $16.68            --                 --            --        7.47%
         Highest contract charge 1.70% Class B       $16.04            --                 --            --        7.00%
         All contract charges                            --           612           $ 10,036          2.26%
2013(w)  Lowest contract charge 1.30% Class B        $15.52            --                 --            --       33.33%
         Highest contract charge 1.70% Class B       $14.99            --                 --            --       32.77%
         All contract charges                            --           192           $  2,939          4.77%
2012(v)  Lowest contract charge 0.95% Class B        $11.97            --                 --            --       17.35%
         Highest contract charge 1.80% Class B       $11.20            --                 --            --       16.30%
         All contract charges                            --        22,874           $262,341          1.27%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2016  Lowest contract charge 0.65% Class A        $20.41            --                 --            --       20.77%
         Highest contract charge 1.70% Class A       $20.84            --                 --            --       19.50%
         All contract charges                            --           467           $  9,912          1.14%
   2015  Lowest contract charge 0.65% Class A        $16.90            --                 --            --       (2.93)%
         Highest contract charge 1.70% Class A       $17.44            --                 --            --       (3.96)%
         All contract charges                            --           406           $  7,204          0.74%
   2014  Lowest contract charge 0.65% Class A        $17.41            --                 --            --       13.64%
         Highest contract charge 1.70% Class A       $18.16            --                 --            --       12.45%
         All contract charges                            --           365           $  6,734          1.09%
2013(w)  Lowest contract charge 0.65% Class A        $15.32            --                 --            --       34.98%
         Highest contract charge 1.70% Class A       $16.15            --                 --            --       33.47%
         All contract charges                            --           371           $  6,078          2.08%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.25            --                 --            --        3.38%
         Highest contract charge 1.70% Class A(a)    $12.10            --                 --            --        3.15%
         All contract charges                            --            61           $    743          1.87%
2012(v)  Lowest contract charge 0.65% Class A        $11.35            --                 --            --       15.23%
         Highest contract charge 1.70% Class A       $12.10            --                 --            --       14.15%
         All contract charges                            --           292           $  3,573          0.95%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2016  Lowest contract charge 1.30% Class B        $22.96            --                 --            --       19.96%
         Highest contract charge 1.70% Class B       $23.46            --                 --            --       19.45%
         All contract charges                            --           327           $  7,422          1.14%

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 1.30% Class B        $19.14            --                 --            --       (3.58)%
         Highest contract charge 1.70% Class B       $19.64            --                 --            --       (3.91)%
         All contract charges                            --           248           $  4,682          0.74%
   2014  Lowest contract charge 1.30% Class B        $19.85            --                 --            --       12.91%
         Highest contract charge 1.70% Class B       $20.44            --                 --            --       12.43%
         All contract charges                            --           156           $  3,131          1.09%
2013(w)  Lowest contract charge 1.30% Class B        $17.58            --                 --            --       33.99%
         Highest contract charge 1.70% Class B       $18.18            --                 --            --       33.48%
         All contract charges                            --           127           $  2,263          2.08%
2012(v)  Lowest contract charge 0.95% Class B        $15.34            --                 --            --       14.91%
         Highest contract charge 1.90% Class B       $13.19            --                 --            --       13.81%
         All contract charges                            --        17,582           $242,364          0.95%
EQ/LARGE CAP GROWTH INDEX
   2016  Lowest contract charge 1.30% Class A        $21.51            --                 --            --        4.93%
         Highest contract charge 1.70% Class A       $20.90            --                 --            --        4.55%
         All contract charges                            --         1,533           $ 32,753          1.12%
   2015  Lowest contract charge 1.30% Class A        $20.50            --                 --            --        3.54%
         Highest contract charge 1.70% Class A       $19.99            --                 --            --        3.09%
         All contract charges                            --         1,290           $ 26,251          0.97%
   2014  Lowest contract charge 1.30% Class A        $19.80            --                 --            --       10.74%
         Highest contract charge 1.70% Class A       $19.39            --                 --            --       10.30%
         All contract charges                            --           993           $ 19,557          1.17%
2013(w)  Lowest contract charge 1.30% Class A        $17.88            --                 --            --       30.80%
         Highest contract charge 1.70% Class A       $17.58            --                 --            --       30.22%
         All contract charges                            --           698           $ 12,399          1.10%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.67            --                 --            --       (0.44)%
         Highest contract charge 1.70% Class A(a)    $13.50            --                 --            --       (0.66)%
         All contract charges                            --           136           $  1,851          2.54%
2012(v)  Lowest contract charge 1.30% Class A        $13.67            --                 --            --       13.26%
         Highest contract charge 1.70% Class A       $13.50            --                 --            --       12.78%
         All contract charges                            --           408           $  5,559          1.20%
EQ/LARGE CAP GROWTH INDEX
   2016  Lowest contract charge 1.10% Class B        $10.39            --                 --            --        5.16%
         Highest contract charge 1.25% Class B       $12.61            --                 --            --        5.08%
         All contract charges                            --           859           $ 10,320          1.12%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.88            --                 --            --       (1.20)%
         Highest contract charge 1.25% Class B       $12.00            --                 --            --        3.54%
         All contract charges                            --           473           $  5,594          0.97%
   2014  Lowest contract charge 1.20% Class B        $11.60            --                 --            --       10.90%
         Highest contract charge 1.25% Class B       $11.59            --                 --            --       10.80%
         All contract charges                            --           278           $  3,223          1.17%
   2013  Lowest contract charge 1.30% Class B(d)     $10.46            --                 --            --        3.87%
         Highest contract charge 1.70% Class B(d)    $10.46            --                 --            --        3.87%
         All contract charges                            --            15           $    157          1.10%
EQ/LARGE CAP VALUE INDEX
   2016  Lowest contract charge 1.30% Class A        $20.64            --                 --            --       14.99%
         Highest contract charge 1.70% Class A       $20.05            --                 --            --       14.51%
         All contract charges                            --         1,107           $ 22,642          2.25%
   2015  Lowest contract charge 1.30% Class A        $17.95            --                 --            --       (5.68)%
         Highest contract charge 1.70% Class A       $17.51            --                 --            --       (6.06)%
         All contract charges                            --         1,441           $ 25,524          2.87%
   2014  Lowest contract charge 1.30% Class A        $19.03            --                 --            --       11.16%
         Highest contract charge 1.70% Class A       $18.64            --                 --            --       10.69%
         All contract charges                            --           910           $ 17,135          2.02%
2013(w)  Lowest contract charge 1.30% Class A        $17.12            --                 --            --       29.89%
         Highest contract charge 1.70% Class A       $16.84            --                 --            --       29.34%
         All contract charges                            --           544           $  9,242          1.80%

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.18            --                 --            --        5.27%
         Highest contract charge 1.70% Class A(a)    $13.02            --                 --            --        5.08%
         All contract charges                            --           133            $ 1,738          4.46%
2012(v)  Lowest contract charge 1.30% Class A        $13.18            --                 --            --       15.01%
         Highest contract charge 1.70% Class A       $13.02            --                 --            --       14.61%
         All contract charges                            --           195            $ 2,563          1.91%
EQ/LARGE CAP VALUE INDEX
   2016  Lowest contract charge 1.10% Class B        $10.84            --                 --            --       15.20%
         Highest contract charge 1.25% Class B       $12.57            --                 --            --       15.11%
         All contract charges                            --           539            $ 6,576          2.25%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.41            --                 --            --       (5.81)%
         Highest contract charge 1.25% Class B       $10.92            --                 --            --       (5.70)%
         All contract charges                            --           324            $ 3,514          2.87%
   2014  Lowest contract charge 1.20% Class B        $11.58            --                 --            --       11.24%
         Highest contract charge 1.25% Class B       $11.58            --                 --            --       11.24%
         All contract charges                            --           151            $ 1,749          2.02%
   2013  Lowest contract charge 1.20% Class B(d)     $10.41            --                 --            --        2.76%
         Highest contract charge 1.25% Class B(d)    $10.41            --                 --            --        2.76%
         All contract charges                            --             7            $    73          1.80%
EQ/LOW VOLATILITY GLOBAL ETF
   2016  Lowest contract charge 1.10% Class B        $10.09            --                 --            --        7.45%
         Highest contract charge 1.25% Class B       $11.25            --                 --            --        7.24%
         All contract charges                            --           160            $ 1,769          2.25%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.39            --                 --            --       (4.67)%
         Highest contract charge 1.25% Class B       $10.49            --                 --            --       (1.50)%
         All contract charges                            --           112            $ 1,150          1.84%
   2014  Lowest contract charge 1.20% Class B        $10.66            --                 --            --        6.92%
         Highest contract charge 1.25% Class B       $10.65            --                 --            --        6.82%
         All contract charges                            --            75            $   798          2.64%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.97            --                 --            --        0.20%
         Highest contract charge 1.25% Class B(d)    $ 9.97            --                 --            --        0.20%
         All contract charges                            --             5            $    52          1.77%
EQ/MFS INTERNATIONAL GROWTH
   2016  Lowest contract charge 1.30% Class A        $12.65            --                 --            --        0.64%
         Highest contract charge 1.70% Class A       $12.29            --                 --            --        0.24%
         All contract charges                            --         1,611            $20,205          1.02%
   2015  Lowest contract charge 1.30% Class A        $12.57            --                 --            --       (1.10)%
         Highest contract charge 1.70% Class A       $12.26            --                 --            --       (1.53)%
         All contract charges                            --         1,570            $19,572          0.62%
   2014  Lowest contract charge 1.30% Class A        $12.71            --                 --            --       (6.27)%
         Highest contract charge 1.70% Class A       $12.45            --                 --            --       (6.60)%
         All contract charges                            --         1,355            $17,105          1.04%
2013(w)  Lowest contract charge 1.30% Class A        $13.56            --                 --            --       12.16%
         Highest contract charge 1.70% Class A       $13.33            --                 --            --       11.74%
         All contract charges                            --         1,117            $15,044          1.10%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.09            --                 --            --        4.86%
         Highest contract charge 1.70% Class A(a)    $11.93            --                 --            --        4.56%
         All contract charges                            --           160            $ 1,929          2.50%
2012(v)  Lowest contract charge 1.30% Class A        $12.09            --                 --            --       18.18%
         Highest contract charge 1.70% Class A       $11.93            --                 --            --       17.65%
         All contract charges                            --           454            $ 5,463          0.99%
EQ/MFS INTERNATIONAL GROWTH
   2016  Lowest contract charge 1.10% Class B        $ 9.21            --                 --            --        0.88%
         Highest contract charge 1.70% Class B       $15.40            --                 --            --        0.20%
         All contract charges                            --         1,176            $11,810          1.02%

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.13            --                 --            --       (8.52)%
         Highest contract charge 1.70% Class B       $15.37            --                 --            --       (1.47)%
         All contract charges                            --           973           $ 10,104          0.62%
   2014  Lowest contract charge 1.20% Class B        $ 9.40            --                 --            --       (6.19)%
         Highest contract charge 1.70% Class B       $15.60            --                 --            --       (6.64)%
         All contract charges                            --           809           $  8,848          1.04%
2013(w)  Lowest contract charge 1.20% Class B(d)     $10.02            --                 --            --        0.50%
         Highest contract charge 1.70% Class B       $16.71            --                 --            --       11.70%
         All contract charges                            --           613           $  7,458          1.10%
2012(v)  Lowest contract charge 1.20% Class B        $15.55            --                 --            --       18.25%
         Highest contract charge 1.80% Class B       $14.84            --                 --            --       17.59%
         All contract charges                            --        31,803           $398,332          0.99%
EQ/MID CAP INDEX
   2016  Lowest contract charge 1.30% Class A        $23.31            --                 --            --       18.38%
         Highest contract charge 1.70% Class A       $22.64            --                 --            --       17.86%
         All contract charges                            --         2,625           $ 60,435          1.28%
   2015  Lowest contract charge 1.30% Class A        $19.69            --                 --            --       (4.14)%
         Highest contract charge 1.70% Class A       $19.21            --                 --            --       (4.48)%
         All contract charges                            --         1,883           $ 36,792          0.90%
   2014  Lowest contract charge 1.30% Class A        $20.54            --                 --            --        7.60%
         Highest contract charge 1.70% Class A       $20.11            --                 --            --        7.14%
         All contract charges                            --         1,672           $ 34,038          1.03%
2013(w)  Lowest contract charge 1.30% Class A        $19.09            --                 --            --       30.84%
         Highest contract charge 1.70% Class A       $18.77            --                 --            --       30.35%
         All contract charges                            --         1,012           $ 19,196          1.02%
2012(u)  Lowest contract charge 1.30% Class A(a)     $14.59            --                 --            --        2.67%
         Highest contract charge 1.70% Class A(a)    $14.40            --                 --            --        2.35%
         All contract charges                            --           153           $  2,219          2.25%
2012(v)  Lowest contract charge 1.30% Class A        $14.59            --                 --            --       15.52%
         Highest contract charge 1.70% Class A       $14.40            --                 --            --       15.02%
         All contract charges                            --           367           $  5,340          0.99%
EQ/MID CAP INDEX
   2016  Lowest contract charge 0.30% Class B        $13.01            --                 --            --       19.58%
         Highest contract charge 1.25% Class B       $12.62            --                 --            --       18.39%
         All contract charges                            --         1,206           $ 14,632          1.28%
   2015  Lowest contract charge 0.30% Class B(d)     $10.88            --                 --            --       (3.20)%
         Highest contract charge 1.25% Class B       $10.66            --                 --            --       (4.05)%
         All contract charges                            --           958           $ 10,059          0.90%
   2014  Lowest contract charge 1.20% Class B        $11.12            --                 --            --        7.65%
         Highest contract charge 1.25% Class B       $11.11            --                 --            --        7.66%
         All contract charges                            --           559           $  6,207          1.03%
   2013  Lowest contract charge 1.20% Class B(d)     $10.33            --                 --            --        3.09%
         Highest contract charge 1.25% Class B(d)    $10.32            --                 --            --        2.99%
         All contract charges                            --            14           $    144          1.02%
EQ/MONEY MARKET
   2016  Lowest contract charge 0.65% Class A        $ 9.61            --                 --            --       (0.62)%
         Highest contract charge 1.70% Class A       $ 8.86            --                 --            --       (1.66)%
         All contract charges                            --         9,468           $ 86,860          0.00%
   2015  Lowest contract charge 0.65% Class A        $ 9.67            --                 --            --       (0.62)%
         Highest contract charge 1.70% Class A       $ 9.01            --                 --            --       (1.74)%
         All contract charges                            --         8,253           $ 77,117          0.00%
   2014  Lowest contract charge 0.65% Class A        $ 9.73            --                 --            --       (0.71)%
         Highest contract charge 1.70% Class A       $ 9.17            --                 --            --       (1.71)%
         All contract charges                            --         5,837           $ 54,908          0.00%
2013(w)  Lowest contract charge 0.65% Class A        $ 9.80            --                 --            --       (0.61)%
         Highest contract charge 1.70% Class A       $ 9.33            --                 --            --       (1.69)%
         All contract charges                            --         5,649           $ 54,098          0.00%

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $ 9.61             --                --            --       (0.83)%
         Highest contract charge 1.70% Class A(a)    $ 9.49             --                --            --       (1.15)%
         All contract charges                            --          3,253          $ 30,995          0.00%
2012(v)  Lowest contract charge 0.65% Class A        $ 9.86             --                --            --       (0.70)%
         Highest contract charge 1.70% Class A       $ 9.49             --                --            --       (1.66)%
         All contract charges                            --          2,080          $ 19,884          0.00%
EQ/MONEY MARKET
   2016  Lowest contract charge 1.10% Class B(l)     $ 9.82             --                --            --       (1.11)%
         Highest contract charge 1.70% Class B       $24.20             --                --            --       (1.67)%
         All contract charges                            --          6,688          $ 66,890          0.00%
   2015  Lowest contract charge 0.30% Class B        $ 9.93             --                --            --       (0.30)%
         Highest contract charge 1.70% Class B       $24.61             --                --            --       (1.72)%
         All contract charges                            --          5,965          $ 60,652          0.00%
   2014  Lowest contract charge 0.30% Class B        $ 9.96             --                --            --       (0.30)%
         Highest contract charge 1.70% Class B       $25.04             --                --            --       (1.69)%
         All contract charges                            --          5,879          $ 60,569          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)     $ 9.98             --                --            --       (0.10)%
         Highest contract charge 1.70% Class B       $25.47             --                --            --       (1.70)%
         All contract charges                            --          2,743          $ 29,635          0.00%
2012(v)  Lowest contract charge 0.00% Class B        $44.43             --                --            --          --%
         Highest contract charge 1.90% Class B       $24.30             --                --            --       (1.94)%
         All contract charges                            --        180,902          $645,099          0.00%
EQ/OPPENHEIMER GLOBAL
   2016  Lowest contract charge 1.30% Class A        $15.71             --                --            --       (1.26)%
         Highest contract charge 1.70% Class A       $15.26             --                --            --       (1.68)%
         All contract charges                            --          2,463          $ 38,345          0.82%
   2015  Lowest contract charge 1.30% Class A        $15.91             --                --            --        1.86%
         Highest contract charge 1.70% Class A       $15.52             --                --            --        1.44%
         All contract charges                            --          2,630          $ 41,513          0.28%
   2014  Lowest contract charge 1.30% Class A        $15.62             --                --            --        0.45%
         Highest contract charge 1.70% Class A       $15.30             --                --            --        0.07%
         All contract charges                            --          2,055          $ 31,876          0.58%
2013(w)  Lowest contract charge 1.30% Class A        $15.55             --                --            --       24.70%
         Highest contract charge 1.70% Class A       $15.29             --                --            --       24.21%
         All contract charges                            --          1,401          $ 21,649          2.86%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.47             --                --            --        8.06%
         Highest contract charge 1.70% Class A(a)    $12.31             --                --            --        7.79%
         All contract charges                            --            106          $  1,321          1.79%
2012(v)  Lowest contract charge 1.30% Class A        $12.47             --                --            --       18.88%
         Highest contract charge 1.70% Class A       $12.31             --                --            --       18.37%
         All contract charges                            --            849          $ 10,536          0.87%
EQ/OPPENHEIMER GLOBAL
   2016  Lowest contract charge 0.30% Class B        $10.78             --                --            --       (0.19)%
         Highest contract charge 1.70% Class B       $13.63             --                --            --       (1.66)%
         All contract charges                            --          1,253          $ 15,560          0.82%
   2015  Lowest contract charge 0.30% Class B        $10.80             --                --            --        2.86%
         Highest contract charge 1.70% Class B       $13.86             --                --            --        1.39%
         All contract charges                            --          1,058          $ 13,387          0.28%
   2014  Lowest contract charge 0.30% Class B        $10.50             --                --            --        1.45%
         Highest contract charge 1.70% Class B       $13.67             --                --            --        0.07%
         All contract charges                            --            633          $  8,270          0.58%
2013(w)  Lowest contract charge 1.30% Class B(d)     $10.33             --                --            --        3.40%
         Highest contract charge 1.70% Class B       $13.66             --                --            --       24.18%
         All contract charges                            --            416          $  5,762          2.86%
2012(v)  Lowest contract charge 0.95% Class B        $11.54             --                --            --       19.21%
         Highest contract charge 1.80% Class B       $10.93             --                --            --       18.16%
         All contract charges                            --         29,044          $323,779          0.87%

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO GLOBAL REAL RETURN
   2016  Lowest contract charge 1.10% Class B        $10.39            --                  --           --        9.02%
         Highest contract charge 1.70% Class B       $10.28            --                  --           --        8.44%
         All contract charges                            --         1,311          $   13,760         6.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.53            --                  --           --       (3.54)%
         Highest contract charge 1.70% Class B       $ 9.48            --                  --           --       (4.05)%
         All contract charges                            --           856          $    8,251         1.54%
   2014  Lowest contract charge 1.20% Class B        $10.31            --                  --           --        6.51%
         Highest contract charge 1.70% Class B       $ 9.88            --                  --           --        6.01%
         All contract charges                            --           455          $    4,558         7.08%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.68            --                  --           --       (2.22)%
         Highest contract charge 1.70% Class B(b)    $ 9.32            --                  --           --       (6.61)%
         All contract charges                            --           153          $    1,423         0.17%
EQ/PIMCO ULTRA SHORT BOND
   2016  Lowest contract charge 1.30% Class A        $ 9.51            --                  --           --        0.63%
         Highest contract charge 1.70% Class A       $ 9.24            --                  --           --        0.33%
         All contract charges                            --         2,698          $   25,429         1.05%
   2015  Lowest contract charge 1.30% Class A        $ 9.45            --                  --           --       (1.56)%
         Highest contract charge 1.70% Class A       $ 9.21            --                  --           --       (2.02)%
         All contract charges                            --         2,491          $   23,337         0.51%
   2014  Lowest contract charge 1.30% Class A        $ 9.60            --                  --           --       (1.34)%
         Highest contract charge 1.70% Class A       $ 9.40            --                  --           --       (1.78)%
         All contract charges                            --         2,340          $   22,300         0.40%
2013(w)  Lowest contract charge 1.30% Class A        $ 9.73            --                  --           --       (1.32)%
         Highest contract charge 1.70% Class A       $ 9.57            --                  --           --       (1.64)%
         All contract charges                            --         2,328          $   22,491         0.80%
2012(u)  Lowest contract charge 1.30% Class A(a)     $ 9.86            --                  --           --       (0.20)%
         Highest contract charge 1.70% Class A(a)    $ 9.73            --                  --           --       (0.51)%
         All contract charges                            --           382          $    3,738         0.99%
2012(v)  Lowest contract charge 1.30% Class A        $ 9.86            --                  --           --        0.20%
         Highest contract charge 1.70% Class A       $ 9.73            --                  --           --       (0.31)%
         All contract charges                            --         1,581          $   15,504         0.53%
EQ/PIMCO ULTRA SHORT BOND
   2016  Lowest contract charge 1.10% Class B        $ 9.98            --                  --           --        0.91%
         Highest contract charge 1.70% Class B       $ 9.89            --                  --           --        0.30%
         All contract charges                            --           755          $    7,364         1.05%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.89            --                  --           --       (1.10)%
         Highest contract charge 1.70% Class B       $ 9.86            --                  --           --       (1.99)%
         All contract charges                            --           597          $    5,742         0.51%
   2014  Lowest contract charge 1.20% Class B        $ 9.84            --                  --           --       (1.30)%
         Highest contract charge 1.70% Class B       $10.06            --                  --           --       (1.85)%
         All contract charges                            --           389          $    3,788         0.40%
2013(w)  Lowest contract charge 1.20% Class B(d)     $ 9.97            --                  --           --       (0.20)%
         Highest contract charge 1.70% Class B       $10.25            --                  --           --       (1.35)%
         All contract charges                            --           228          $    2,227         0.80%
2012(v)  Lowest contract charge 0.95% Class B        $11.04            --                  --           --        0.55%
         Highest contract charge 1.90% Class B       $10.25            --                  --           --       (0.49)%
         All contract charges                            --        99,739          $1,034,575         0.53%
EQ/QUALITY BOND PLUS
   2016  Lowest contract charge 1.30% Class B        $10.98            --                  --           --       (0.09)%
         Highest contract charge 1.70% Class B       $15.36            --                  --           --       (0.52)%
         All contract charges                            --         2,276          $   26,773         1.19%
   2015  Lowest contract charge 1.30% Class B        $10.99            --                  --           --       (1.08)%
         Highest contract charge 1.70% Class B       $15.44            --                  --           --       (1.47)%
         All contract charges                            --         2,274          $   26,943         1.10%
   2014  Lowest contract charge 1.30% Class B        $11.11            --                  --           --        1.55%
         Highest contract charge 1.70% Class B       $15.67            --                  --           --        1.16%
         All contract charges                            --         2,077          $   25,065         1.06%

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2013(w)  Lowest contract charge 1.30% Class B        $10.94            --                 --            --       (3.53)%
         Highest contract charge 1.70% Class B       $15.49            --                 --            --       (3.97)%
         All contract charges                            --         1,880           $ 22,503          0.40%
2012(v)  Lowest contract charge 1.20% Class B        $17.78            --                 --            --        1.43%
         Highest contract charge 1.90% Class B       $15.51            --                 --            --        0.71%
         All contract charges                            --        38,915           $505,313          0.62%
EQ/SMALL COMPANY INDEX
   2016  Lowest contract charge 1.30% Class A        $22.84            --                 --            --       18.96%
         Highest contract charge 1.70% Class A       $22.18            --                 --            --       18.48%
         All contract charges                            --         1,959           $ 44,158          1.42%
   2015  Lowest contract charge 1.30% Class A        $19.20            --                 --            --       (5.79)%
         Highest contract charge 1.70% Class A       $18.72            --                 --            --       (6.21)%
         All contract charges                            --         1,291           $ 24,592          0.89%
   2014  Lowest contract charge 1.30% Class A        $20.38            --                 --            --        3.50%
         Highest contract charge 1.70% Class A       $19.96            --                 --            --        3.10%
         All contract charges                            --         1,162           $ 23,463          0.93%
2013(w)  Lowest contract charge 1.30% Class A        $19.69            --                 --            --       35.61%
         Highest contract charge 1.70% Class A       $19.36            --                 --            --       35.10%
         All contract charges                            --           974           $ 19,005          1.36%
2012(u)  Lowest contract charge 1.30% Class A(a)     $14.52            --                 --            --        3.86%
         Highest contract charge 1.70% Class A(a)    $14.33            --                 --            --        3.54%
         All contract charges                            --           163           $  2,354          3.35%
2012(v)  Lowest contract charge 1.30% Class A        $14.52            --                 --            --       14.06%
         Highest contract charge 1.70% Class A       $14.33            --                 --            --       13.55%
         All contract charges                            --           308           $  4,461          1.49%
EQ/SMALL COMPANY INDEX
   2016  Lowest contract charge 0.30% Class B        $12.41            --                 --            --       20.25%
         Highest contract charge 1.25% Class B       $12.04            --                 --            --       19.09%
         All contract charges                            --           927           $ 10,907          1.42%
   2015  Lowest contract charge 0.30% Class B(d)     $10.32            --                 --            --       (4.88)%
         Highest contract charge 1.25% Class B       $10.11            --                 --            --       (5.78)%
         All contract charges                            --           501           $  5,003          0.89%
   2014  Lowest contract charge 1.20% Class B        $10.74            --                 --            --        3.67%
         Highest contract charge 1.25% Class B       $10.73            --                 --            --        3.57%
         All contract charges                            --           249           $  2,679          0.93%
   2013  Lowest contract charge 1.25% Class B(d)     $10.36            --                 --            --        4.75%
         Highest contract charge 1.25% Class B(d)    $10.36            --                 --            --        4.75%
         All contract charges                            --             3           $     34          1.36%
EQ/T. ROWE PRICE GROWTH STOCK
   2016  Lowest contract charge 0.65% Class A        $19.20            --                 --            --        0.68%
         Highest contract charge 1.70% Class A       $20.95            --                 --            --       (0.38)%
         All contract charges                            --         4,834           $103,341          0.00%
   2015  Lowest contract charge 0.65% Class A        $19.07            --                 --            --        9.53%
         Highest contract charge 1.70% Class A       $21.03            --                 --            --        8.35%
         All contract charges                            --         4,505           $ 96,324          0.00%
   2014  Lowest contract charge 0.65% Class A        $17.41            --                 --            --        7.94%
         Highest contract charge 1.70% Class A       $19.41            --                 --            --        6.82%
         All contract charges                            --         3,388           $ 66,665          0.00%
2013(w)  Lowest contract charge 0.65% Class A        $16.13            --                 --            --       37.04%
         Highest contract charge 1.70% Class A       $18.17            --                 --            --       35.60%
         All contract charges                            --         2,395           $ 44,014          0.00%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.57            --                 --            --       (0.95)%
         Highest contract charge 1.70% Class A(a)    $13.40            --                 --            --       (1.25)%
         All contract charges                            --           414           $  5,584          0.00%
2012(v)  Lowest contract charge 0.65% Class A        $11.77            --                 --            --       18.17%
         Highest contract charge 1.70% Class A       $13.40            --                 --            --       16.93%
         All contract charges                            --         1,130           $ 15,276          0.00%

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
   2016  Lowest contract charge 1.10% Class B              $10.18            --                 --            --        0.20%
         Highest contract charge 1.70% Class B             $26.16            --                 --            --       (0.38)%
         All contract charges                                  --         2,738           $ 37,437          0.00%
   2015  Lowest contract charge 1.10% Class B(l)           $10.16            --                 --            --        1.50%
         Highest contract charge 1.70% Class B             $26.26            --                 --            --        8.38%
         All contract charges                                  --         2,064           $ 29,276          0.00%
   2014  Lowest contract charge 1.20% Class B              $11.23            --                 --            --        7.26%
         Highest contract charge 1.70% Class B             $24.23            --                 --            --        6.79%
         All contract charges                                  --         1,415           $ 19,973          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)           $10.47            --                 --            --        5.23%
         Highest contract charge 1.70% Class B             $22.69            --                 --            --       35.54%
         All contract charges                                  --           933           $ 13,678          0.00%
2012(v)  Lowest contract charge 0.95% Class B              $20.15            --                 --            --       17.77%
         Highest contract charge 1.90% Class B             $15.93            --                 --            --       16.70%
         All contract charges                                  --        34,500           $487,982          0.00%
EQ/UBS GROWTH & INCOME
   2016  Lowest contract charge 1.30% Class B              $ 3.63            --                 --            --        8.68%
         Highest contract charge 1.70% Class B             $ 8.59            --                 --            --        8.32%
         All contract charges                                  --         1,209           $  7,215          0.86%
   2015  Lowest contract charge 1.30% Class B              $ 3.34            --                 --            --       (2.62)%
         Highest contract charge 1.70% Class B             $ 7.93            --                 --            --       (3.06)%
         All contract charges                                  --         1,120           $  6,412          0.63%
   2014  Lowest contract charge 1.30% Class B              $ 3.43            --                 --            --       12.83%
         Highest contract charge 1.70% Class B             $ 8.18            --                 --            --       12.52%
         All contract charges                                  --           960           $  5,733          0.64%
2013(w)  Lowest contract charge 1.30% Class B              $ 3.04            --                 --            --       33.92%
         Highest contract charge 1.70% Class B             $ 7.27            --                 --            --       33.15%
         All contract charges                                  --           870           $  4,909          1.10%
2012(v)  Lowest contract charge 1.20% Class B              $ 5.86            --                 --            --       11.41%
         Highest contract charge 1.70% Class B             $ 5.46            --                 --            --       10.98%
         All contract charges                                  --        17,570           $ 79,009          0.84%
FEDERATED HIGH INCOME BOND FUND II
   2016  Lowest contract charge 0.30% Service Class        $11.40            --                 --            --       14.23%
         Highest contract charge 1.25% Service Class       $11.06            --                 --            --       13.09%
         All contract charges                                  --         1,353           $ 14,777          5.05%
   2015  Lowest contract charge 0.30% Service Class        $ 9.98            --                 --            --       (3.01)%
         Highest contract charge 1.25% Service Class       $ 9.78            --                 --            --       (3.93)%
         All contract charges                                  --           950           $  9,245          4.48%
   2014  Lowest contract charge 0.30% Service Class        $10.29            --                 --            --        2.08%
         Highest contract charge 1.25% Service Class       $10.18            --                 --            --        1.19%
         All contract charges                                  --           523           $  5,327          2.87%
   2013  Lowest contract charge 1.20% Service Class(d)     $10.06            --                 --            --        0.70%
         Highest contract charge 1.25% Service Class(d)    $10.06            --                 --            --        0.70%
         All contract charges                                  --            11           $    108          0.00%
FEDERATED KAUFMANN FUND II
   2016  Lowest contract charge 0.30% Service Class        $12.60            --                 --            --        3.11%
         Highest contract charge 1.25% Service Class       $12.22            --                 --            --        2.09%
         All contract charges                                  --           369           $  4,196          0.00%
   2015  Lowest contract charge 0.30% Service Class(d)     $12.22            --                 --            --        5.89%
         Highest contract charge 1.25% Service Class       $11.97            --                 --            --        4.82%
         All contract charges                                  --           309           $  3,575          0.00%
   2014  Lowest contract charge 1.20% Service Class        $11.42            --                 --            --        8.14%
         Highest contract charge 1.25% Service Class       $11.42            --                 --            --        8.14%
         All contract charges                                  --            66           $    761          0.00%
   2013  Lowest contract charge 1.20% Service Class(d)     $10.56            --                 --            --        5.39%
         Highest contract charge 1.25% Service Class(d)    $10.56            --                 --            --        5.39%
         All contract charges                                  --             1           $      5          0.00%

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                           UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                           ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $15.38            --                 --            --        0.85%
         Highest contract charge 1.70% Service Class 2       $14.94            --                 --            --        0.47%
         All contract charges                                    --            49           $    742          1.07%
   2015  Lowest contract charge 1.30% Service Class 2        $15.25            --                 --            --       (1.49)%
         Highest contract charge 1.70% Service Class 2       $14.87            --                 --            --       (1.91)%
         All contract charges                                    --            59           $    894          0.95%
   2014  Lowest contract charge 1.30% Service Class 2        $15.48            --                 --            --        4.17%
         Highest contract charge 1.70% Service Class 2       $15.16            --                 --            --        3.76%
         All contract charges                                    --            59           $    926          0.63%
2013(w)  Lowest contract charge 0.65% Service Class 2        $13.05            --                 --            --       21.28%
         Highest contract charge 1.70% Service Class 2       $14.61            --                 --            --       20.05%
         All contract charges                                    --            79           $  1,146          0.73%
2012(v)  Lowest contract charge 0.65% Service Class 2        $10.76            --                 --            --       14.35%
         Highest contract charge 1.70% Service Class 2       $12.17            --                 --            --       13.10%
         All contract charges                                    --            80           $    956          1.16%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   2016  Lowest contract charge 0.30% Service Class 2        $12.54            --                 --            --        7.36%
         Highest contract charge 1.70% Service Class 2       $19.20            --                 --            --        5.90%
         All contract charges                                    --         7,832           $142,371          0.64%
   2015  Lowest contract charge 0.30% Service Class 2        $11.68            --                 --            --        0.17%
         Highest contract charge 1.70% Service Class 2       $18.13            --                 --            --       (1.31)%
         All contract charges                                    --         8,028           $139,805          0.93%
   2014  Lowest contract charge 0.30% Service Class 2        $11.66            --                 --            --       11.26%
         Highest contract charge 1.70% Service Class 2       $18.37            --                 --            --        9.80%
         All contract charges                                    --         5,992           $107,411          0.87%
2013(w)  Lowest contract charge 0.65% Service Class 2        $15.10            --                 --            --       30.17%
         Highest contract charge 1.70% Service Class 2       $16.73            --                 --            --       28.69%
         All contract charges                                    --         4,352           $ 73,472          1.00%
2012(u)  Lowest contract charge 1.30% Service Class 2(a)     $13.17            --                 --            --        2.09%
         Highest contract charge 1.70% Service Class 2(a)    $13.00            --                 --            --        1.80%
         All contract charges                                    --           600           $  7,870          2.45%
2012(v)  Lowest contract charge 0.65% Service Class 2        $11.60            --                 --            --       15.31%
         Highest contract charge 1.70% Service Class 2       $13.00            --                 --            --       14.14%
         All contract charges                                    --         2,363           $ 30,986          1.18%
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $12.62            --                 --            --        4.21%
         Highest contract charge 1.70% Service Class 2       $12.32            --                 --            --        3.79%
         All contract charges                                    --            47           $    598          1.09%
   2015  Lowest contract charge 1.30% Service Class 2        $12.11            --                 --            --       (1.78)%
         Highest contract charge 1.70% Service Class 2       $11.87            --                 --            --       (2.22)%
         All contract charges                                    --            60           $    717          1.52%
   2014  Lowest contract charge 1.30% Service Class 2        $12.33            --                 --            --        3.09%
         Highest contract charge 1.70% Service Class 2       $12.14            --                 --            --        2.71%
         All contract charges                                    --            67           $    825          1.29%
2013(w)  Lowest contract charge 1.30% Service Class 2        $11.96            --                 --            --       12.62%
         Highest contract charge 1.70% Service Class 2       $11.82            --                 --            --       12.14%
         All contract charges                                    --            77           $    904          1.56%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.62            --                 --            --       10.40%
         Highest contract charge 1.70% Service Class 2       $10.54            --                 --            --       10.02%
         All contract charges                                    --            71           $    745          1.91%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $12.82            --                 --            --        4.48%
         Highest contract charge 1.70% Service Class 2       $12.51            --                 --            --        3.99%
         All contract charges                                    --            82           $  1,045          1.14%
   2015  Lowest contract charge 1.30% Service Class 2        $12.27            --                 --            --       (1.76)%
         Highest contract charge 1.70% Service Class 2       $12.03            --                 --            --       (2.20)%
         All contract charges                                    --            95           $  1,162          2.06%

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                           UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                           ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.30% Service Class 2        $12.49            --                 --            --        3.22%
         Highest contract charge 1.65% Service Class 2       $12.32            --                 --            --        2.84%
         All contract charges                                    --            56            $   702          1.34%
2013(w)  Lowest contract charge 1.30% Service Class 2        $12.10            --                 --            --       14.15%
         Highest contract charge 1.65% Service Class 2       $11.98            --                 --            --       13.77%
         All contract charges                                    --            62            $   747          1.60%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.60            --                 --            --       11.58%
         Highest contract charge 1.65% Service Class 2       $10.53            --                 --            --       11.19%
         All contract charges                                    --            66            $   686          2.02%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $13.31            --                 --            --        4.64%
         Highest contract charge 1.65% Service Class 2       $13.03            --                 --            --        4.24%
         All contract charges                                    --            92            $ 1,210          1.40%
   2015  Lowest contract charge 1.30% Service Class 2        $12.72            --                 --            --       (1.78)%
         Highest contract charge 1.65% Service Class 2       $12.50            --                 --            --       (2.11)%
         All contract charges                                    --            78            $   981          1.61%
   2014  Lowest contract charge 1.30% Service Class 2        $12.95            --                 --            --        3.43%
         Highest contract charge 1.65% Service Class 2       $12.77            --                 --            --        3.07%
         All contract charges                                    --            70            $   916          1.39%
2013(w)  Lowest contract charge 1.30% Service Class 2        $12.52            --                 --            --       18.22%
         Highest contract charge 1.65% Service Class 2       $12.39            --                 --            --       17.78%
         All contract charges                                    --            73            $   907          1.85%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.59            --                 --            --       13.26%
         Highest contract charge 1.65% Service Class 2       $10.52            --                 --            --       12.88%
         All contract charges                                    --            33            $   359          2.07%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $13.47            --                 --            --        4.99%
         Highest contract charge 1.70% Service Class 2       $13.15            --                 --            --        4.61%
         All contract charges                                    --            66            $   895          1.26%
   2015  Lowest contract charge 1.30% Service Class 2        $12.83            --                 --            --       (1.76)%
         Highest contract charge 1.70% Service Class 2       $12.57            --                 --            --       (2.26)%
         All contract charges                                    --            65            $   839          1.45%
   2014  Lowest contract charge 1.30% Service Class 2        $13.06            --                 --            --        3.32%
         Highest contract charge 1.70% Service Class 2       $12.86            --                 --            --        2.96%
         All contract charges                                    --            64            $   840          1.76%
2013(w)  Lowest contract charge 1.30% Service Class 2        $12.64            --                 --            --       19.81%
         Highest contract charge 1.65% Service Class 2       $12.51            --                 --            --       19.37%
         All contract charges                                    --            49            $   614          1.73%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.55            --                 --            --       13.69%
         Highest contract charge 1.65% Service Class 2       $10.48            --                 --            --       13.30%
         All contract charges                                    --            31            $   322          2.22%
FIDELITY(R) VIP MID CAP PORTFOLIO
   2016  Lowest contract charge 0.30% Service Class 2        $12.18            --                 --            --       11.54%
         Highest contract charge 1.70% Service Class 2       $18.78            --                 --            --       10.02%
         All contract charges                                    --         3,955            $68,757          0.33%
   2015  Lowest contract charge 0.30% Service Class 2(d)     $10.92            --                 --            --       (1.89)%
         Highest contract charge 1.70% Service Class 2       $17.07            --                 --            --       (3.34)%
         All contract charges                                    --         3,700            $59,517          0.28%
   2014  Lowest contract charge 0.65% Service Class 2        $14.56            --                 --            --        5.35%
         Highest contract charge 1.70% Service Class 2       $17.66            --                 --            --        4.25%
         All contract charges                                    --         2,761            $47,363          0.02%
2013(w)  Lowest contract charge 0.65% Service Class 2        $13.82            --                 --            --       34.96%
         Highest contract charge 1.70% Service Class 2       $16.94            --                 --            --       33.60%
         All contract charges                                    --         1,859            $31,753          0.33%
2012(u)  Lowest contract charge 1.30% Service Class 2(a)     $12.84            --                 --            --        1.10%
         Highest contract charge 1.70% Service Class 2(a)    $12.68            --                 --            --        0.79%
         All contract charges                                    --           217            $ 2,768          0.84%

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                              YEARS ENDED DECEMBER 31,
                                        -------------------------------------------------------------------
                                                   UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                        ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
(CONTINUED)
2012(v)  Lowest contract charge 0.65%
          Service Class 2                 $10.24            --                 --            --       13.78%
         Highest contract charge 1.70%
          Service Class 2                 $12.68            --                 --            --       12.61%
         All contract charges                 --           995            $12,716          0.40%
FIDELITY(R) VIP STRATEGIC INCOME
PORTFOLIO
   2016  Lowest contract charge 0.30%
          Service Class 2                 $10.80            --                 --            --        7.68%
         Highest contract charge 1.70%
          Service Class 2                 $12.35            --                 --            --        6.19%
         All contract charges                 --         7,661            $91,574          3.83%
   2015  Lowest contract charge 0.30%
          Service Class 2(d)              $10.03            --                 --            --       (2.24)%
         Highest contract charge 1.70%
          Service Class 2                 $11.63            --                 --            --       (3.65)%
         All contract charges                 --         6,084            $68,880          2.91%
   2014  Lowest contract charge 0.65%
          Service Class 2                 $11.35            --                 --            --        2.71%
         Highest contract charge 1.70%
          Service Class 2                 $12.07            --                 --            --        1.68%
         All contract charges                 --         4,647            $54,833          3.55%
2013(w)  Lowest contract charge 1.30%
          Service Class 2(d)              $ 9.94            --                 --            --       (0.10)%
         Highest contract charge 1.70%
          Service Class 2                 $11.87            --                 --            --       (1.66)%
         All contract charges                 --         3,045            $36,493          4.28%
2012(u)  Lowest contract charge 1.30%
          Service Class 2(a)              $12.23            --                 --            --        4.80%
         Highest contract charge 1.70%
          Service Class 2(a)              $12.07            --                 --            --        4.50%
         All contract charges                 --           499            $ 6,081          7.15%
2012(v)  Lowest contract charge 1.30%
          Service Class 2                 $12.23            --                 --            --        8.81%
         Highest contract charge 1.70%
          Service Class 2                 $12.07            --                 --            --        8.35%
         All contract charges                 --         2,015            $24,501          3.66%
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10%
          Class I Shares                  $10.18            --                 --            --        8.07%
         Highest contract charge 1.70%
          Class I Shares                  $10.36            --                 --            --        7.47%
         All contract charges                 --           274            $ 2,852          2.29%
   2015  Lowest contract charge 1.10%
          Class I Shares(l)               $ 9.42            --                 --            --       (5.23)%
         Highest contract charge 1.70%
          Class I Shares                  $ 9.64            --                 --            --       (4.84)%
         All contract charges                 --           235            $ 2,284          2.74%
   2014  Lowest contract charge 1.20%
          Class I Shares(f)               $10.16            --                 --            --        2.11%
         Highest contract charge 1.70%
          Class I Shares(f)               $10.13            --                 --            --        1.81%
         All contract charges                 --            54            $   558          1.33%
FIRST TRUST/DOW JONES DIVIDEND &
INCOME ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10%
          Class I Shares                  $10.80            --                 --            --       10.43%
         Highest contract charge 1.70%
          Class I Shares                  $13.37            --                 --            --        9.86%
         All contract charges                 --         2,929            $38,062          1.13%
   2015  Lowest contract charge 1.10%
          Class I Shares(l)               $ 9.78            --                 --            --       (1.91)%
         Highest contract charge 1.70%
          Class I Shares                  $12.17            --                 --            --       (1.62)%
         All contract charges                 --         1,665            $19,927          2.64%
   2014  Lowest contract charge 1.20%
          Class I Shares                  $11.01            --                 --            --        8.69%
         Highest contract charge 1.70%
          Class I Shares                  $12.37            --                 --            --        8.13%
         All contract charges                 --           795            $ 9,688          0.96%
   2013  Lowest contract charge 1.20%
          Class I Shares(d)               $10.13            --                 --            --        1.10%
         Highest contract charge 1.70%
          Class I Shares                  $11.44            --                 --            --       10.85%
         All contract charges                 --           324            $ 3,696          1.72%
   2012  Lowest contract charge 1.30%
          Class I Shares(a)               $10.35            --                 --            --        3.50%
         Highest contract charge 1.70%
          Class I Shares(a)               $10.32            --                 --            --        3.30%
         All contract charges                 --            55            $   575          2.79%
FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND
   2016  Lowest contract charge 0.65%
          Class 2                         $14.87            --                 --            --       12.40%
         Highest contract charge 1.70%
          Class 2                         $14.65            --                 --            --       11.32%
         All contract charges                 --         1,369            $18,653          3.98%
   2015  Lowest contract charge 0.65%
          Class 2                         $13.23            --                 --            --       (6.83)%
         Highest contract charge 1.70%
          Class 2                         $13.16            --                 --            --       (7.84)%
         All contract charges                 --         1,405            $17,143          2.85%

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND (CONTINUED)
   2014     Lowest contract charge 0.65% Class 2           $14.20            --                 --             --       2.23%
            Highest contract charge 1.70% Class 2          $14.28            --                 --             --       1.13%
            All contract charges                               --         1,440            $19,384           2.72%
2013(w)     Lowest contract charge 1.20% Class 2(d)        $10.23            --                 --             --       1.49%
            Highest contract charge 1.70% Class 2          $14.12            --                 --             --      21.62%
            All contract charges                               --           641            $ 9,134          11.93%
2012(u)     Lowest contract charge 1.30% Class 2(a)        $11.75            --                 --             --       6.92%
            Highest contract charge 1.65% Class 2(a)       $11.62            --                 --             --       6.61%
            All contract charges                               --            27            $   321           0.00%
2012(v)     Lowest contract charge 1.30% Class 2           $11.75            --                 --             --      13.86%
            Highest contract charge 1.70% Class 2          $11.61            --                 --             --      13.38%
            All contract charges                               --           158            $ 1,847           2.77%
FRANKLIN INCOME VIP FUND
   2016     Lowest contract charge 0.65% Class 2           $14.18            --                 --             --      13.26%
            Highest contract charge 1.70% Class 2          $14.24            --                 --             --      12.13%
            All contract charges                               --         6,365            $82,729           4.86%
   2015     Lowest contract charge 0.65% Class 2           $12.52            --                 --             --      (7.60)%
            Highest contract charge 1.70% Class 2          $12.70            --                 --             --      (8.63)%
            All contract charges                               --         6,154            $72,293           4.74%
   2014     Lowest contract charge 0.65% Class 2           $13.55            --                 --             --       3.91%
            Highest contract charge 1.70% Class 2          $13.90            --                 --             --       2.81%
            All contract charges                               --         5,180            $66,764           4.72%
2013(w)     Lowest contract charge 1.30% Class 2           $13.04            --                 --             --      13.19%
            Highest contract charge 1.70% Class 2          $13.52            --                 --             --      12.01%
            All contract charges                               --         2,211            $29,986           5.98%
2012(u)     Lowest contract charge 1.30% Class 2(a)        $12.22            --                 --             --       6.26%
            Highest contract charge 1.70% Class 2(a)       $12.07            --                 --             --       5.88%
            All contract charges                               --           322            $ 3,901           0.53%
2012(v)     Lowest contract charge 1.30% Class 2           $12.22            --                 --             --      11.19%
            Highest contract charge 1.70% Class 2          $12.07            --                 --             --      10.73%
            All contract charges                               --           796            $ 9,655           6.60%
FRANKLIN MUTUAL SHARES VIP FUND
   2016     Lowest contract charge 1.10% Class 2           $10.36            --                 --             --      14.86%
            Highest contract charge 1.70% Class 2          $16.54            --                 --             --      14.07%
            All contract charges                               --           858            $13,696           2.06%
   2015     Lowest contract charge 1.10% Class 2(l)        $ 9.02            --                 --             --      (9.71)%
            Highest contract charge 1.70% Class 2          $14.50            --                 --             --      (6.51)%
            All contract charges                               --           898            $12,751           3.14%
   2014     Lowest contract charge 1.20% Class 2           $10.92            --                 --             --       5.81%
            Highest contract charge 1.70% Class 2          $15.51            --                 --             --       5.30%
            All contract charges                               --           869            $13,443           2.07%
2013(w)     Lowest contract charge 1.20% Class 2(d)        $10.32            --                 --             --       2.18%
            Highest contract charge 1.70% Class 2          $14.73            --                 --             --      26.11%
            All contract charges                               --           730            $10,864           2.26%
2012(u)     Lowest contract charge 1.30% Class 2(a)        $11.83            --                 --             --       5.06%
            Highest contract charge 1.65% Class 2(a)       $11.70            --                 --             --       4.74%
            All contract charges                               --            74            $   870           2.03%
2012(v)     Lowest contract charge 1.30% Class 2           $11.83            --                 --             --      12.77%
            Highest contract charge 1.70% Class 2          $11.68            --                 --             --      12.31%
            All contract charges                               --           594            $ 6,988           2.13%
FRANKLIN RISING DIVIDENDS VIP FUND
   2016     Lowest contract charge 0.30% Class 2           $12.44            --                 --             --      15.72%
            Highest contract charge 1.70% Class 2          $13.77            --                 --             --      14.08%
            All contract charges                               --         4,789            $64,083           1.34%
   2015     Lowest contract charge 0.30% Class 2           $10.75            --                 --             --      (3.93)%
            Highest contract charge 1.70% Class 2          $12.07            --                 --             --      (5.26)%
            All contract charges                               --         3,813            $44,928           1.44%

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
FRANKLIN RISING DIVIDENDS VIP FUND (CONTINUED)
   2014  Lowest contract charge 0.30% Class 2               $11.19            --                 --            --         8.43%
         Highest contract charge 1.70% Class 2              $12.74            --                 --            --         6.88%
         All contract charges                                   --         3,177            $39,577          1.29%
   2013  Lowest contract charge 1.20% Class 2(d)            $10.31            --                 --            --         1.78%
         Highest contract charge 1.70% Class 2(b)           $11.92            --                 --            --        18.61%
         All contract charges                                   --         1,457            $17,336          0.56%
FRANKLIN STRATEGIC INCOME VIP FUND
   2016  Lowest contract charge 0.65% Class 2               $12.06            --                 --            --         7.30%
         Highest contract charge 1.70% Class 2              $12.61            --                 --            --         6.14%
         All contract charges                                   --         4,605            $59,238          3.41%
   2015  Lowest contract charge 0.65% Class 2               $11.24            --                 --            --        (4.50)%
         Highest contract charge 1.70% Class 2              $11.88            --                 --            --        (5.49)%
         All contract charges                                   --         4,649            $56,137          6.46%
   2014  Lowest contract charge 1.30% Class 2               $12.84            --                 --            --         0.55%
         Highest contract charge 1.70% Class 2              $12.57            --                 --            --         0.16%
         All contract charges                                   --         4,121            $52,504          5.75%
2013(w)  Lowest contract charge 1.30% Class 2               $12.77            --                 --            --         2.00%
         Highest contract charge 1.70% Class 2              $12.55            --                 --            --         1.54%
         All contract charges                                   --         2,705            $34,333          6.10%
2012(u)  Lowest contract charge 1.30% Class 2(a)            $12.52            --                 --            --         5.65%
         Highest contract charge 1.70% Class 2(a)           $12.36            --                 --            --         5.37%
         All contract charges                                   --           384            $ 4,770          1.55%
2012(v)  Lowest contract charge 0.65% Class 2               $11.33            --                 --            --        11.96%
         Highest contract charge 1.70% Class 2              $12.36            --                 --            --        10.85%
         All contract charges                                   --         1,359            $16,935          7.04%
GOLDMAN SACHS VIT MID CAP VALUE FUND
   2016  Lowest contract charge 0.65% Service Shares        $17.23            --                 --            --        12.54%
         Highest contract charge 1.70% Service Shares       $19.68            --                 --            --        11.38%
         All contract charges                                   --         1,568            $31,462          1.14%
   2015  Lowest contract charge 0.65% Service Shares        $15.31            --                 --            --       (10.10)%
         Highest contract charge 1.70% Service Shares       $17.67            --                 --            --       (11.07)%
         All contract charges                                   --         1,675            $30,099          0.12%
   2014  Lowest contract charge 0.65% Service Shares        $17.03            --                 --            --        12.56%
         Highest contract charge 1.70% Service Shares       $19.87            --                 --            --        11.38%
         All contract charges                                   --         1,494            $30,097          0.90%
2013(w)  Lowest contract charge 0.65% Service Shares        $15.13            --                 --            --        31.68%
         Highest contract charge 1.70% Service Shares       $17.84            --                 --            --        30.31%
         All contract charges                                   --         1,090            $19,669          0.74%
2012(u)  Lowest contract charge 1.30% Service Shares(a)     $13.87            --                 --            --         4.68%
         Highest contract charge 1.70% Service Shares(a)    $13.69            --                 --            --         4.42%
         All contract charges                                   --           131            $ 1,798          2.06%
2012(v)  Lowest contract charge 0.65% Service Shares        $11.49            --                 --            --        17.36%
         Highest contract charge 1.70% Service Shares       $13.69            --                 --            --        16.12%
         All contract charges                                   --           597            $ 8,245          0.98%
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
   2016  Lowest contract charge 0.30% Common Shares(d)      $ 9.72            --                 --            --       (15.03)%
         Highest contract charge 1.70% Common Shares        $ 7.04            --                 --            --       (16.19)%
         All contract charges                                   --           292            $ 2,432          3.96%
   2015  Lowest contract charge 1.10% Common Shares(l)      $ 9.28            --                 --            --        (5.50)%
         Highest contract charge 1.70% Common Shares        $ 8.40            --                 --            --        (3.23)%
         All contract charges                                   --           206            $ 2,030          2.39%
   2014  Lowest contract charge 1.20% Common Shares         $11.53            --                 --            --        10.65%
         Highest contract charge 1.70% Common Shares        $ 8.68            --                 --            --        10.15%
         All contract charges                                   --           122            $ 1,204          0.00%
2013(w)  Lowest contract charge 1.20% Common Shares(d)      $10.42            --                 --            --         3.17%
         Highest contract charge 1.70% Common Shares        $ 7.88            --                 --            --         0.90%
         All contract charges                                   --            75            $   604          0.00%

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND (CONTINUED)
2012(v)  Lowest contract charge 1.30% Common Shares     $ 7.87            --                 --            --       (12.36)%
         Highest contract charge 1.70% Common Shares    $ 7.81            --                 --            --       (12.74)%
         All contract charges                               --            83            $   646          0.00%
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
   2016  Lowest contract charge 1.30% Common Shares     $ 9.63            --                 --            --        (1.83)%
         Highest contract charge 1.70% Common Shares    $ 9.41            --                 --            --        (2.18)%
         All contract charges                               --            92            $   882          0.10%
   2015  Lowest contract charge 1.30% Common Shares     $ 9.81            --                 --            --         0.51%
         Highest contract charge 1.70% Common Shares    $ 9.62            --                 --            --         0.21%
         All contract charges                               --            93            $   901          0.66%
   2014  Lowest contract charge 1.30% Common Shares     $ 9.76            --                 --            --         3.28%
         Highest contract charge 1.70% Common Shares    $ 9.60            --                 --            --         2.78%
         All contract charges                               --            84            $   814          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares     $ 9.45            --                 --            --         0.43%
         Highest contract charge 1.70% Common Shares    $ 9.34            --                 --            --         0.00%
         All contract charges                               --            81            $   768          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares     $ 9.41            --                 --            --         0.11%
         Highest contract charge 1.70% Common Shares    $ 9.34            --                 --            --        (0.11)%
         All contract charges                               --            60            $   565          0.58%
HARTFORD CAPITAL APPRECIATION HLS FUND
   2016  Lowest contract charge 0.30% Class IC          $10.70            --                 --            --         4.70%
         Highest contract charge 1.70% Class IC         $10.32            --                 --            --         3.30%
         All contract charges                               --         1,214            $12,577          0.74%
   2015  Lowest contract charge 0.30% Class IC(f)       $10.22            --                 --            --         0.20%
         Highest contract charge 1.70% Class IC         $ 9.99            --                 --            --        (1.19)%
         All contract charges                               --           977            $ 9,786          0.97%
   2014  Lowest contract charge 1.20% Class IC(f)       $10.14            --                 --            --         1.91%
         Highest contract charge 1.70% Class IC(f)      $10.11            --                 --            --         1.61%
         All contract charges                               --           171            $ 1,727          1.82
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2016  Lowest contract charge 0.30% Class IC          $11.88            --                 --            --        (1.33)%
         Highest contract charge 1.70% Class IC         $11.46            --                 --            --        (2.63)%
         All contract charges                               --         2,249            $25,515          0.26%
   2015  Lowest contract charge 0.30% Class IC(f)       $12.04            --                 --            --        10.87%
         Highest contract charge 1.70% Class IC         $11.77            --                 --            --         9.29%
         All contract charges                               --         1,740            $20,369          0.00%
   2014  Lowest contract charge 1.20% Class IC(f)       $10.80            --                 --            --         8.22%
         Highest contract charge 1.70% Class IC(f)      $10.77            --                 --            --         7.92%
         All contract charges                               --           149            $ 1,604          0.06%
INVESCO V.I. AMERICAN FRANCHISE FUND
   2016  Lowest contract charge 1.30% Series II         $21.07            --                 --            --         0.67%
         Highest contract charge 1.70% Series II        $20.47            --                 --            --         0.29%
         All contract charges                               --            22            $   461          0.00%
   2015  Lowest contract charge 1.30% Series II         $20.93            --                 --            --         3.41%
         Highest contract charge 1.70% Series II        $20.41            --                 --            --         2.98%
         All contract charges                               --            42            $   869          0.00%
   2014  Lowest contract charge 1.30% Series II         $20.24            --                 --            --         6.75%
         Highest contract charge 1.70% Series II        $19.82            --                 --            --         6.33%
         All contract charges                               --            23            $   441          0.00%
2013(w)  Lowest contract charge 1.30% Series II         $18.96            --                 --            --        37.99%
         Highest contract charge 1.70% Series II        $18.64            --                 --            --        37.36%
         All contract charges                               --            54            $ 1,013          0.19%
2012(v)  Lowest contract charge 1.30% Series II         $13.74            --                 --            --        (2.90)%
         Highest contract charge 1.70% Series II        $13.57            --                 --            --        (3.07)%
         All contract charges                               --            28            $   367          0.00%

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
   2016  Lowest contract charge 1.10% Series II        $10.04            --                 --            --        10.21%
         Highest contract charge 1.25% Series II       $10.65            --                 --            --        10.13%
         All contract charges                              --           852            $ 8,910          0.21%
   2015  Lowest contract charge 1.10% Series II(l)     $ 9.11            --                 --            --        (7.14)%
         Highest contract charge 1.25% Series II       $ 9.67            --                 --            --        (5.66)%
         All contract charges                              --           492            $ 4,743          4.19%
   2014  Lowest contract charge 1.20% Series II        $10.25            --                 --            --         4.38%
         Highest contract charge 1.25% Series II       $10.25            --                 --            --         4.38%
         All contract charges                              --           285            $ 2,918          0.00%
   2013  Lowest contract charge 1.20% Series II(d)     $ 9.82            --                 --            --        (0.61)%
         Highest contract charge 1.25% Series II(d)    $ 9.82            --                 --            --        (0.61)%
         All contract charges                              --            46            $   448          0.00%
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
   2016  Lowest contract charge 0.65% Series II(d)     $20.01            --                 --            --        13.76%
         Highest contract charge 1.70% Series II       $17.31            --                 --            --        12.62%
         All contract charges                              --         3,584            $68,919          1.28%
   2015  Lowest contract charge 1.30% Series II        $17.67            --                 --            --         0.51%
         Highest contract charge 1.70% Series II       $15.37            --                 --            --         0.07%
         All contract charges                              --         2,212             37,467          1.79%
   2014  Lowest contract charge 1.30% Series II        $17.58            --                 --            --        11.05%
         Highest contract charge 1.70% Series II       $15.36            --                 --            --        10.66%
         All contract charges                              --           965             16,416          1.62%
2013(w)  Lowest contract charge 1.30% Series II        $15.83            --                 --            --        29.12%
         Highest contract charge 1.70% Series II       $13.88            --                 --            --        28.52%
         All contract charges                              --           674             10,334          2.45%
2012(u)  Lowest contract charge 1.30% Series II(a)     $12.26            --                 --            --         6.52%
         Highest contract charge 1.65% Series II(a)    $10.80            --                 --            --         6.19%
         All contract charges                              --            79                907          1.88%
2012(v)  Lowest contract charge 1.30% Series II        $12.26            --                 --            --        16.76%
         Highest contract charge 1.70% Series II       $12.11            --                 --            --        16.33%
         All contract charges                              --           179              2,187          2.07%
INVESCO V.I. EQUITY AND INCOME FUND
   2016  Lowest contract charge 1.30 % Series II       $10.85            --                 --            --        13.38%
         Highest contract charge 1.70% Series II       $10.76            --                 --            --        12.91%
         All contract charges                              --           866            $ 9,383          1.84%
   2015  Lowest contract charge 1.30 % Series II(h)    $ 9.57            --                 --            --        (4.49)%
         Highest contract charge 1.70% Series II(h)    $ 9.53            --                 --            --        (4.89)%
         All contract charges                              --           462            $ 4,421          3.43%
INVESCO V.I. GLOBAL HEALTH CARE FUND
   2016  Lowest contract charge 0.30% Series II        $11.42            --                 --            --       (11.95)%
         Highest contract charge 1.25% Series II       $11.08            --                 --            --       (12.82)%
         All contract charges                              --           337            $ 3,381          0.00%
   2015  Lowest contract charge 0.30% Series II(d)     $12.97            --                 --            --         2.53%
         Highest contract charge 1.25% Series II       $12.71            --                 --            --         1.60%
         All contract charges                              --           290            $ 3,491          0.00%
   2014  Lowest contract charge 1.20% Series II        $12.51            --                 --            --        17.91%
         Highest contract charge 1.25% Series II       $12.51            --                 --            --        17.91%
         All contract charges                              --            83            $ 1,035          0.00%
   2013  Lowest contract charge 1.20% Series II(d)     $10.61            --                 --            --         4.53%
         Highest contract charge 1.25% Series II(d)    $10.61            --                 --            --         4.53%
         All contract charges                              --            --            $     2          0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
   2016  Lowest contract charge 0.30% Series II        $10.82            --                 --            --         1.60%
         Highest contract charge 1.70% Series II       $14.85            --                 --            --         0.13%
         All contract charges                              --         5,207            $74,983          1.42%

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Series II(d)     $10.65            --                 --            --       (2.11)%
         Highest contract charge 1.70% Series II       $14.83            --                 --            --       (3.45)%
         All contract charges                              --         5,226            $75,807          3.43%
   2014  Lowest contract charge 0.65% Series II        $13.21            --                 --            --       13.59%
         Highest contract charge 1.70% Series II       $15.36            --                 --            --       12.45%
         All contract charges                              --         4,488            $68,108          1.53%
2013(w)  Lowest contract charge 0.65% Series II        $11.63            --                 --            --        1.84%
         Highest contract charge 1.70% Series II       $13.66            --                 --            --        0.66%
         All contract charges                              --         3,351            $46,150          4.09%
2012(u)  Lowest contract charge 1.30% Series II(a)     $13.74            --                 --            --       10.54%
         Highest contract charge 1.70% Series II(a)    $13.57            --                 --            --       10.24%
         All contract charges                              --           424            $ 5,805          0.53%
2012(v)  Lowest contract charge 0.65% Series II        $11.42            --                 --            --       27.03%
         Highest contract charge 1.70% Series II       $13.57            --                 --            --       25.65%
         All contract charges                              --         1,829            $25,035          0.48%
INVESCO V.I. HIGH YIELD FUND
   2016  Lowest contract charge 0.30% Series II        $10.91            --                 --            --       10.54%
         Highest contract charge 1.70% Series II       $12.04            --                 --            --        8.96%
         All contract charges                              --         3,324            $38,848          4.14%
   2015  Lowest contract charge 0.30% Series II        $ 9.87            --                 --            --       (3.71)%
         Highest contract charge 1.70% Series II       $11.05            --                 --            --       (4.99)%
         All contract charges                              --         2,968            $31,929          5.68%
   2014  Lowest contract charge 0.30% Series II        $10.25            --                 --            --        1.28%
         Highest contract charge 1.70% Series II       $11.63            --                 --            --       (0.17)%
         All contract charges                              --         2,245            $25,344          5.18%
2013(w)  Lowest contract charge 0.65% Series II        $12.31            --                 --            --        6.12%
         Highest contract charge 1.70% Series II       $11.65            --                 --            --        4.95%
         All contract charges                              --         1,141            $13,370          5.59%
2012(u)  Lowest contract charge 1.30% Series II(a)     $11.19            --                 --            --        7.80%
         Highest contract charge 1.70% Series II(a)    $11.10            --                 --            --        7.45%
         All contract charges                              --           254            $ 2,826          6.30%
2012(v)  Lowest contract charge 0.65% Series II        $11.60            --                 --            --       16.12%
         Highest contract charge 1.70% Series II       $11.10            --                 --            --       14.91%
         All contract charges                              --           402            $ 4,476          5.97%
INVESCO V.I. INTERNATIONAL GROWTH FUND
   2016  Lowest contract charge 0.30% Series II        $ 9.77            --                 --            --       (1.01)%
         Highest contract charge 1.70% Series II       $12.61            --                 --            --       (2.32)%
         All contract charges                              --         3,542            $43,251          1.19%
   2015  Lowest contract charge 0.30% Series II        $ 9.87            --                 --            --       (2.95)%
         Highest contract charge 1.70% Series II       $12.91            --                 --            --       (4.30)%
         All contract charges                              --         3,333            $42,225          1.35%
   2014  Lowest contract charge 0.30% Series II        $10.17            --                 --            --       (0.20)%
         Highest contract charge 1.70% Series II       $13.49            --                 --            --       (1.60)%
         All contract charges                              --         2,657            $35,667          1.51%
2013(w)  Lowest contract charge 0.65% Series II        $12.41            --                 --            --       17.97%
         Highest contract charge 1.70% Series II       $13.71            --                 --            --       16.68%
         All contract charges                              --         1,890            $26,203          1.12%
2012(u)  Lowest contract charge 1.30% Series II(a)     $11.90            --                 --            --        4.11%
         Highest contract charge 1.70% Series II(a)    $11.75            --                 --            --        3.80%
         All contract charges                              --           256            $ 3,037          1.55%
2012(v)  Lowest contract charge 0.65% Series II        $10.52            --                 --            --       14.47%
         Highest contract charge 1.70% Series II       $11.75            --                 --            --       13.31%
         All contract charges                              --         1,048            $12,413          1.38%
INVESCO V.I. MID CAP CORE EQUITY FUND
   2016  Lowest contract charge 1.30% Series II        $16.17            --                 --            --       11.67%
         Highest contract charge 1.70% Series II       $15.71            --                 --            --       11.26%
         All contract charges                              --           725            $11,669          0.00%

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
   2015  Lowest contract charge 1.30% Series II            $14.48            --                 --            --        (5.48)%
         Highest contract charge 1.70% Series II           $14.12            --                 --            --        (5.93)%
         All contract charges                                  --           695            $10,011          0.11%
   2014  Lowest contract charge 1.30% Series II            $15.32            --                 --            --         2.75%
         Highest contract charge 1.70% Series II           $15.01            --                 --            --         2.39%
         All contract charges                                  --           611            $ 9,314          0.00%
2013(w)  Lowest contract charge 1.30% Series II            $14.91            --                 --            --        26.79%
         Highest contract charge 1.70% Series II           $14.66            --                 --            --        26.27%
         All contract charges                                  --           466            $ 6,922          0.56%
2012(u)  Lowest contract charge 1.30% Series II(a)         $11.76            --                 --            --         0.09%
         Highest contract charge 1.70% Series II(a)        $11.61            --                 --            --        (0.17)%
         All contract charges                                  --            60            $   694          0.00%
2012(v)  Lowest contract charge 1.30% Series II            $11.76            --                 --            --         9.19%
         Highest contract charge 1.70% Series II           $11.61            --                 --            --         8.81%
         All contract charges                                  --           278            $ 3,257          0.00%
INVESCO V.I. SMALL CAP EQUITY FUND
   2016  Lowest contract charge 1.10% Series II            $ 9.87            --                 --            --        10.65%
         Highest contract charge 1.70% Series II           $20.13            --                 --            --         9.94%
         All contract charges                                  --           879            $15,414          0.00%
   2015  Lowest contract charge 1.10% Series II(l)         $ 8.92            --                 --            --       (10.62)%
         Highest contract charge 1.70% Series II           $18.31            --                 --            --        (7.34)%
         All contract charges                                  --           712            $11,807          0.00%
   2014  Lowest contract charge 1.20% Series II            $10.60            --                 --            --         0.86%
         Highest contract charge 1.70% Series II           $19.76            --                 --            --         0.36%
         All contract charges                                  --           452            $ 8,456          0.00%
2013(w)  Lowest contract charge 1.25% Series II(d)         $10.51            --                 --            --         5.10%
         Highest contract charge 1.70% Series II           $19.69            --                 --            --        34.77%
         All contract charges                                  --           324            $ 6,436          0.00%
2012(u)  Lowest contract charge 1.30% Series II(a)         $14.80            --                 --            --         1.93%
         Highest contract charge 1.70% Series II(a)        $14.61            --                 --            --         1.60%
         All contract charges                                  --            35            $   510          0.00%
2012(v)  Lowest contract charge 1.30% Series II            $14.80            --                 --            --        12.21%
         Highest contract charge 1.70% Series II           $14.61            --                 --            --        11.70%
         All contract charges                                  --           220            $ 3,223          0.00%
IVY VIP ASSET STRATEGY
   2016  Lowest contract charge 0.30% Common Shares        $ 8.83            --                 --            --        (2.86)%
         Highest contract charge 1.70% Common Shares       $10.40            --                 --            --        (4.24)%
         All contract charges                                  --         3,505            $35,326          0.59%
   2015  Lowest contract charge 0.30% Common Shares        $ 9.09            --                 --            --        (8.64)%
         Highest contract charge 1.70% Common Shares       $10.86            --                 --            --        (9.88)%
         All contract charges                                  --         4,224            $44,441          0.37%
   2014  Lowest contract charge 0.30% Common Shares        $ 9.95            --                 --            --        (5.60)%
         Highest contract charge 1.70% Common Shares       $12.05            --                 --            --        (6.88)%
         All contract charges                                  --         4,546            $53,506          0.48%
2013(w)  Lowest contract charge 1.20% Common Shares(d)     $10.52            --                 --            --         4.26%
         Highest contract charge 1.70% Common Shares       $12.94            --                 --            --        23.00%
         All contract charges                                  --         3,070            $39,895          1.31%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $10.60            --                 --            --         2.51%
         Highest contract charge 1.70% Common Shares(a)    $10.52            --                 --            --         2.33%
         All contract charges                                  --           430            $ 4,541          0.05%
2012(v)  Lowest contract charge 1.30% Common Shares        $10.60            --                 --            --        17.52%
         Highest contract charge 1.70% Common Shares       $10.52            --                 --            --        17.15%
         All contract charges                                  --         1,025            $10,831          1.15%
IVY VIP DIVIDEND OPPORTUNITIES
   2016  Lowest contract charge 0.65% Common Shares        $16.26            --                 --            --         6.21%
         Highest contract charge 1.70% Common Shares       $16.85            --                 --            --         5.12%
         All contract charges                                  --           895            $15,365          1.24%

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
IVY VIP DIVIDEND OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 0.65% Common Shares        $15.31            --                 --            --        (2.67)%
         Highest contract charge 1.70% Common Shares       $16.03            --                 --            --        (3.67)%
         All contract charges                                  --           991           $ 16,126          1.30%
   2014  Lowest contract charge 0.65% Common Shares        $15.73            --                 --            --         9.16%
         Highest contract charge 1.70% Common Shares       $16.64            --                 --            --         7.91%
         All contract charges                                  --           967           $ 16,300          1.14%
2013(w)  Lowest contract charge 0.65% Common Shares        $14.41            --                 --            --        28.78%
         Highest contract charge 1.70% Common Shares       $15.42            --                 --            --        27.44%
         All contract charges                                  --           887           $ 13,810          1.56%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $12.25            --                 --            --         0.74%
         Highest contract charge 1.70% Common Shares(a)    $12.10            --                 --            --         0.50%
         All contract charges                                  --            79           $    976          0.02%
2012(v)  Lowest contract charge 1.30% Common Shares        $11.19            --                 --            --        12.35%
         Highest contract charge 1.70% Common Shares       $12.10            --                 --            --        11.21%
         All contract charges                                  --           737           $  8,977          1.10%
IVY VIP ENERGY
   2016  Lowest contract charge 0.65% Common Shares        $11.79            --                 --            --        33.67%
         Highest contract charge 1.70% Common Shares       $12.31            --                 --            --        32.22%
         All contract charges                                  --         3,596           $ 42,229          0.14%
   2015  Lowest contract charge 0.65% Common Shares        $ 8.82            --                 --            --       (22.63)%
         Highest contract charge 1.70% Common Shares       $ 9.31            --                 --            --       (23.44)%
         All contract charges                                  --         3,236           $ 28,438          0.06%
   2014  Lowest contract charge 0.65% Common Shares        $11.40            --                 --            --       (11.15)%
         Highest contract charge 1.70% Common Shares       $12.16            --                 --            --       (12.08)%
         All contract charges                                  --         2,545           $ 29,366          0.00%
2013(w)  Lowest contract charge 0.65% Common Shares        $12.83            --                 --            --        26.90%
         Highest contract charge 1.70% Common Shares       $13.83            --                 --            --        25.50%
         All contract charges                                  --         1,483           $ 20,610          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $11.16            --                 --            --        (4.04)%
         Highest contract charge 1.70% Common Shares(a)    $11.02            --                 --            --        (4.26)%
         All contract charges                                  --           146           $  1,627          0.00%
2012(v)  Lowest contract charge 0.65% Common Shares        $10.11            --                 --            --         0.70%
         Highest contract charge 1.70% Common Shares       $11.02            --                 --            --        (0.36)%
         All contract charges                                  --           885           $  9,829          0.00%
IVY VIP GLOBAL NATURAL RESOURCES
   2016  Lowest contract charge 0.65% Common Shares        $ 7.72            --                 --            --        22.93%
         Highest contract charge 1.70% Common Shares       $ 7.74            --                 --            --        21.70%
         All contract charges                                  --         1,403           $ 11,070          0.70%
   2015  Lowest contract charge 0.65% Common Shares        $ 6.28            --                 --            --       (22.85)%
         Highest contract charge 1.70% Common Shares       $ 6.36            --                 --            --       (23.74)%
         All contract charges                                  --         1,409           $  9,113          0.10%
   2014  Lowest contract charge 0.65% Common Shares        $ 8.14            --                 --            --       (13.68)%
         Highest contract charge 1.70% Common Shares       $ 8.34            --                 --            --       (14.46)%
         All contract charges                                  --         1,383           $ 11,703          0.00%
2013(w)  Lowest contract charge 0.65% Common Shares        $ 9.43            --                 --            --         7.16%
         Highest contract charge 1.70% Common Shares       $ 9.75            --                 --            --         5.86%
         All contract charges                                  --         1,265           $ 12,480          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $ 9.32            --                 --            --        (2.71)%
         Highest contract charge 1.70% Common Shares(a)    $ 9.21            --                 --            --        (2.95)%
         All contract charges                                  --           125           $  1,163          0.00%
2012(v)  Lowest contract charge 0.65% Common Shares        $ 8.80            --                 --            --         1.27%
         Highest contract charge 1.70% Common Shares       $ 9.21            --                 --            --         0.22%
         All contract charges                                  --           915           $  8,490          0.00%
IVY VIP HIGH INCOME
   2016  Lowest contract charge 0.65% Common Shares        $14.81            --                 --            --        15.43%
         Highest contract charge 1.70% Common Shares       $16.02            --                 --            --        14.27%
         All contract charges                                  --         7,514           $122,654          7.31%

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
   2015  Lowest contract charge 0.65% Common Shares        $12.83            --                 --            --        (7.16)%
         Highest contract charge 1.70% Common Shares       $14.02            --                 --            --        (8.13)%
         All contract charges                                  --         7,607           $108,371          6.07%
   2014  Lowest contract charge 0.65% Common Shares        $13.82            --                 --            --         1.25%
         Highest contract charge 1.70% Common Shares       $15.26            --                 --            --         0.20%
         All contract charges                                  --         7,208           $111,378          4.62%
2013(w)  Lowest contract charge 0.65% Common Shares        $13.65            --                 --            --         9.81%
         Highest contract charge 1.70% Common Shares       $15.23            --                 --            --         8.63%
         All contract charges                                  --         5,192           $ 79,871          4.69%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $14.20            --                 --            --         8.31%
         Highest contract charge 1.70% Common Shares(a)    $14.02            --                 --            --         8.01%
         All contract charges                                  --           750           $ 10,591          0.10%
2012(v)  Lowest contract charge 0.65% Common Shares        $12.43            --                 --            --        17.82%
         Highest contract charge 1.70% Common Shares       $14.02            --                 --            --        16.64%
         All contract charges                                  --         2,440           $ 34,450          6.65%
IVY VIP MICRO CAP GROWTH
   2016  Lowest contract charge 0.30% Common Shares        $10.86            --                 --            --        13.01%
         Highest contract charge 1.25% Common Shares       $10.53            --                 --            --        11.90%
         All contract charges                                  --           260           $  2,707          0.00%
   2015  Lowest contract charge 0.30% Common Shares        $ 9.61            --                 --            --        (9.43)%
         Highest contract charge 1.25% Common Shares       $ 9.41            --                 --            --       (10.30)%
         All contract charges                                  --           207           $  1,938          0.00%
   2014  Lowest contract charge 0.30% Common Shares        $10.61            --                 --            --        (2.03)%
         Highest contract charge 1.25% Common Shares       $10.49            --                 --            --        (3.05)%
         All contract charges                                  --           147           $  1,549          0.00%
   2013  Lowest contract charge 1.20% Common Shares(d)     $10.82            --                 --            --         8.09%
         Highest contract charge 1.25% Common Shares(d)    $10.82            --                 --            --         8.09%
         All contract charges                                  --             8           $     93          0.00%
IVY VIP MID CAP GROWTH
   2016  Lowest contract charge 1.30% Common Shares        $19.81            --                 --            --         4.76%
         Highest contract charge 1.70% Common Shares       $19.24            --                 --            --         4.28%
         All contract charges                                  --         2,262           $ 44,465          0.00%
   2015  Lowest contract charge 1.30% Common Shares        $18.91            --                 --            --        (7.03)%
         Highest contract charge 1.70% Common Shares       $18.45            --                 --            --        (7.38)%
         All contract charges                                  --         2,295           $ 43,085          0.00%
   2014  Lowest contract charge 1.30% Common Shares        $20.34            --                 --            --         6.49%
         Highest contract charge 1.70% Common Shares       $19.92            --                 --            --         6.07%
         All contract charges                                  --         2,021           $ 40,843          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares        $19.10            --                 --            --        28.27%
         Highest contract charge 1.70% Common Shares       $18.78            --                 --            --        27.67%
         All contract charges                                  --         1,632           $ 31,006          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $14.89            --                 --            --         1.43%
         Highest contract charge 1.70% Common Shares(a)    $14.71            --                 --            --         1.24%
         All contract charges                                  --           218           $  3,233          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares        $14.89            --                 --            --        12.04%
         Highest contract charge 1.70% Common Shares       $14.71            --                 --            --        11.69%
         All contract charges                                  --           989           $ 14,647          0.00%
IVY VIP SCIENCE AND TECHNOLOGY
   2016  Lowest contract charge 0.30% Common Shares        $11.02            --                 --            --         1.19%
         Highest contract charge 1.70% Common Shares       $20.29            --                 --            --        (0.20)%
         All contract charges                                  --         3,470           $ 62,467          0.00%
   2015  Lowest contract charge 0.30% Common Shares(d)     $10.89            --                 --            --        (3.11)%
         Highest contract charge 1.70% Common Shares       $20.33            --                 --            --        (4.51)%
         All contract charges                                  --         3,518           $ 64,427          0.00%
   2014  Lowest contract charge 0.65% Common Shares        $19.46            --                 --            --         2.26%
         Highest contract charge 1.70% Common Shares       $21.29            --                 --            --         1.14%
         All contract charges                                  --         2,617           $ 52,643          0.00%

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
IVY VIP SCIENCE AND TECHNOLOGY (CONTINUED)
2013(w)  Lowest contract charge 0.65% Common Shares         $19.03            --                 --            --       55.35%
         Highest contract charge 1.70% Common Shares        $21.05            --                 --            --       53.76%
         All contract charges                                   --         1,768            $37,545          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)      $13.87            --                 --            --        9.38%
         Highest contract charge 1.70% Common Shares(a)     $13.69            --                 --            --        9.00%
         All contract charges                                   --           231            $ 3,202          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares         $13.87            --                 --            --       26.21%
         Highest contract charge 1.70% Common Shares        $13.69            --                 --            --       25.60%
         All contract charges                                   --           759            $10,481          0.00%
IVY VIP SMALL CAP GROWTH
   2016  Lowest contract charge 1.30% Common Shares         $17.84            --                 --            --        1.59%
         Highest contract charge 1.70% Common Shares        $17.33            --                 --            --        1.17%
         All contract charges                                   --         1,306            $23,077          0.00%
   2015  Lowest contract charge 1.30% Common Shares         $17.56            --                 --            --        0.57%
         Highest contract charge 1.70% Common Shares        $17.13            --                 --            --        0.18%
         All contract charges                                   --         1,350            $23,522          0.00%
   2014  Lowest contract charge 1.30% Common Shares         $17.46            --                 --            --        0.23%
         Highest contract charge 1.70% Common Shares        $17.10            --                 --            --       (0.18)%
         All contract charges                                   --         1,013            $17,562          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares         $17.42            --                 --            --       41.51%
         Highest contract charge 1.70% Common Shares        $17.13            --                 --            --       40.99%
         All contract charges                                   --           837            $14,507          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)      $12.31            --                 --            --       (8.88)%
         Highest contract charge 1.70% Common Shares(a)     $12.15            --                 --            --       (9.19)%
         All contract charges                                   --            99            $ 1,218          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares         $12.31            --                 --            --        3.79%
         Highest contract charge 1.70% Common Shares        $12.15            --                 --            --        3.32%
         All contract charges                                   --           490            $ 6,003          0.00%
JANUS ASPEN SERIES BALANCED PORTFOLIO
   2016  Lowest contract charge 0.30% Service Shares        $11.56            --                 --            --        3.96%
         Highest contract charge 1.25% Service Shares       $11.22            --                 --            --        3.03%
         All contract charges                                   --         3,193            $34,954          2.12%
   2015  Lowest contract charge 0.30% Service Shares(d)     $11.12            --                 --            --        0.18%
         Highest contract charge 1.25% Service Shares       $10.89            --                 --            --       (0.82)%
         All contract charges                                   --         1,897            $20,363          1.59%
   2014  Lowest contract charge 1.20% Service Shares        $10.99            --                 --            --        7.01%
         Highest contract charge 1.25% Service Shares       $10.98            --                 --            --        6.91%
         All contract charges                                   --           398            $ 4,371          1.87%
   2013  Lowest contract charge 1.20% Service Shares(d)     $10.27            --                 --            --        2.09%
         Highest contract charge 1.25% Service Shares(d)    $10.27            --                 --            --        2.09%
         All contract charges                                   --             6            $    62          0.29%
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
   2016  Lowest contract charge 0.30% Service Shares        $10.56            --                 --            --        1.93%
         Highest contract charge 1.25% Service Shares       $10.24            --                 --            --        0.89%
         All contract charges                                   --         2,221            $22,531          2.65%
   2015  Lowest contract charge 0.30% Service Shares(d)     $10.36            --                 --            --       (0.38)%
         Highest contract charge 1.25% Service Shares       $10.15            --                 --            --       (1.26)%
         All contract charges                                   --         1,050            $10,607          2.33%
   2014  Lowest contract charge 1.20% Service Shares        $10.29            --                 --            --        3.52%
         Highest contract charge 1.25% Service Shares       $10.28            --                 --            --        3.42%
         All contract charges                                   --           317            $ 3,256          4.01%
   2013  Lowest contract charge 1.20% Service Shares(d)     $ 9.94            --                 --            --       (0.50)%
         Highest contract charge 1.25% Service Shares(d)    $ 9.94            --                 --            --       (0.50)%
         All contract charges                                   --            12                116          0.73%

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO
   2016  Lowest contract charge 1.10% Service Shares        $11.02            --                 --            --         8.57%
         Highest contract charge 1.25% Service Shares       $13.14            --                 --            --         8.42%
         All contract charges                                   --           660            $ 8,176          1.68%
   2015  Lowest contract charge 1.10% Service Shares(l)     $10.15            --                 --            --         1.20%
         Highest contract charge 1.25% Service Shares       $12.12            --                 --            --         2.71%
         All contract charges                                   --           276            $ 3,265          1.78%
   2014  Lowest contract charge 1.20% Service Shares        $11.80            --                 --            --        16.26%
         Highest contract charge 1.25% Service Shares       $11.80            --                 --            --        16.26%
         All contract charges                                   --           127            $ 1,494          1.12%
   2013  Lowest contract charge 1.20% Service Shares(d)     $10.15            --                 --            --         0.30%
         Highest contract charge 1.25% Service Shares(d)    $10.15            --                 --            --         0.30%
         All contract charges                                   --             3            $    29          0.88%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10% Class 2               $10.11            --                 --            --         4.66%
         Highest contract charge 1.25% Class 2              $10.09            --                 --            --         4.56%
         All contract charges                                   --         1,267            $12,783          3.49%
   2015  Lowest contract charge 1.10% Class 2(m)            $ 9.66            --                 --            --        (6.12)%
         Highest contract charge 1.25% Class 2(m)           $ 9.65            --                 --            --        (6.22)%
         All contract charges                                   --           759            $ 7,326          2.84%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
   2016  Lowest contract charge 1.10% Class 2(m)            $10.31            --                 --            --         4.99%
         Highest contract charge 1.25% Class 2              $10.29            --                 --            --         4.89%
         All contract charges                                   --           953            $ 9,800          4.10%
   2015  Lowest contract charge 1.25% Class 2(m)            $ 9.81            --                 --            --        (4.01)%
         Highest contract charge 1.25% Class 2(m)           $ 9.81            --                 --            --        (4.01)%
         All contract charges                                   --           503            $ 4,937          4.79%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
   2016  Lowest contract charge 0.30% Service Shares(d)     $ 8.75            --                 --            --        20.52%
         Highest contract charge 1.70% Service Shares       $10.11            --                 --            --        18.80%
         All contract charges                                   --         7,690            $77,785          1.08%
   2015  Lowest contract charge 0.65% Service Shares        $ 7.24            --                 --            --       (20.61)%
         Highest contract charge 1.70% Service Shares       $ 8.51            --                 --            --       (21.42)%
         All contract charges                                   --         7,566            $64,605          1.16%
   2014  Lowest contract charge 0.65% Service Shares        $ 9.12            --                 --            --        (5.30)%
         Highest contract charge 1.70% Service Shares       $10.83            --                 --            --        (6.23)%
         All contract charges                                   --         6,775            $73,877          1.79%
2013(w)  Lowest contract charge 0.65% Service Shares        $ 9.63            --                 --            --        (1.83)%
         Highest contract charge 1.70% Service Shares       $11.55            --                 --            --        (2.94)%
         All contract charges                                   --         5,679            $66,307          1.56%
2012(u)  Lowest contract charge 1.30% Service Shares(a)     $12.05            --                 --            --         5.98%
         Highest contract charge 1.70% Service Shares(a)    $11.90            --                 --            --         5.68%
         All contract charges                                   --           833            $ 9,997          3.48%
2012(v)  Lowest contract charge 0.65% Service Shares        $ 9.81            --                 --            --        21.26%
         Highest contract charge 1.70% Service Shares       $11.90            --                 --            --        19.96%
         All contract charges                                   --         3,427            $41,114          1.73%
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
   2016  Lowest contract charge 0.30% VC Shares             $11.54            --                 --            --        11.82%
         Highest contract charge 1.70% VC Shares            $12.90            --                 --            --        10.26%
         All contract charges                                   --         7,498            $93,140          5.07%
   2015  Lowest contract charge 0.30% VC Shares             $10.32            --                 --            --        (1.81)%
         Highest contract charge 1.70% VC Shares            $11.70            --                 --            --        (3.23)%
         All contract charges                                   --         6,180            $70,167          5.61%
   2014  Lowest contract charge 0.30% VC Shares             $10.51            --                 --            --         3.96%
         Highest contract charge 1.70% VC Shares            $12.09            --                 --            --         2.54%
         All contract charges                                   --         2,769            $32,620          6.45%

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                           UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                           ---------- ----------------- ----------------- ------------- --------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO (CONTINUED)
2013(w)    Lowest contract charge 1.20% VC Shares(d)         $10.09            --                 --             --       1.00%
           Highest contract charge 1.70% VC Shares           $11.79            --                 --             --       6.41%
           All contract charges                                  --         1,134           $ 13,390           8.34%
2012(u)    Lowest contract charge 1.30% VC Shares(a)         $11.17            --                 --             --       5.48%
           Highest contract charge 1.70% VC Shares(a)        $11.08            --                 --             --       5.12%
           All contract charges                                  --           126           $  1,400          12.49%
2012(v)    Lowest contract charge 1.30% VC Shares            $11.17            --                 --             --      11.03%
           Highest contract charge 1.70% VC Shares           $11.08            --                 --             --      10.58%
           All contract charges                                  --           211           $  2,337           7.35%
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
   2016    Lowest contract charge 1.30% VC Shares            $14.82            --                 --             --      11.01%
           Highest contract charge 1.70% VC Shares           $14.47            --                 --             --      10.54%
           All contract charges                                  --           296           $  4,366           1.00%
   2015    Lowest contract charge 1.30% VC Shares            $13.35            --                 --             --      (2.20)%
           Highest contract charge 1.70% VC Shares           $13.09            --                 --             --      (2.60)%
           All contract charges                                  --           332           $  4,402           0.72%
   2014    Lowest contract charge 1.30% VC Shares            $13.65            --                 --             --       7.73%
           Highest contract charge 1.70% VC Shares           $13.44            --                 --             --       7.35%
           All contract charges                                  --           372           $  5,070           0.77%
2013(w)    Lowest contract charge 1.30% VC Shares            $12.67            --                 --             --      28.11%
           Highest contract charge 1.70% VC Shares           $12.52            --                 --             --      27.62%
           All contract charges                                  --           332           $  4,190           1.17%
2012(u)    Lowest contract charge 1.30% VC Shares(a)         $ 9.89            --                 --             --       0.71%
           Highest contract charge 1.70% VC Shares(a)        $ 9.81            --                 --             --       0.41%
           All contract charges                                  --            82           $    818           2.47%
2012(v)    Lowest contract charge 1.30% VC Shares            $ 9.89            --                 --             --      13.68%
           Highest contract charge 1.70% VC Shares           $ 9.81            --                 --             --      13.15%
           All contract charges                                  --           159           $  1,552           1.08%
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
   2016    Lowest contract charge 1.30% VC Shares            $13.44            --                 --             --      (0.07)%
           Highest contract charge 1.70% VC Shares           $13.12            --                 --             --      (0.46)%
           All contract charges                                  --           328           $  4,377           0.00%
   2015    Lowest contract charge 1.30% VC Shares            $13.45            --                 --             --       1.43%
           Highest contract charge 1.70% VC Shares           $13.18            --                 --             --       1.00%
           All contract charges                                  --           359           $  4,801           0.00%
   2014    Lowest contract charge 1.30% VC Shares            $13.26            --                 --             --       4.66%
           Highest contract charge 1.70% VC Shares           $13.05            --                 --             --       4.23%
           All contract charges                                  --           251           $  3,311           0.00%
2013(w)    Lowest contract charge 1.30% VC Shares            $12.67            --                 --             --      35.36%
           Highest contract charge 1.70% VC Shares           $12.52            --                 --             --      34.77%
           All contract charges                                  --           192           $  2,423           0.00%
2012(u)    Lowest contract charge 1.30% VC Shares(a)         $ 9.36            --                 --             --      (3.80)%
           Highest contract charge 1.70% VC Shares(a)        $ 9.29            --                 --             --      (4.03)%
           All contract charges                                  --            29           $    270           0.22%
2012(v)    Lowest contract charge 1.30% VC Shares            $ 9.36            --                 --             --      12.64%
           Highest contract charge 1.70% VC Shares           $ 9.29            --                 --             --      12.20%
           All contract charges                                  --           119           $  1,105           0.26%
MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2016    Lowest contract charge 0.30% Service Class        $11.28            --                 --             --       3.49%
           Highest contract charge 1.70% Service Class       $15.79            --                 --             --       2.13%
           All contract charges                                  --        11,585           $172,236           1.17%
   2015    Lowest contract charge 0.30% Service Class(d)     $10.90            --                 --             --       6.03%
           Highest contract charge 1.70% Service Class       $15.46            --                 --             --       4.46%
           All contract charges                                  --         9,793           $145,512           1.87%
   2014    Lowest contract charge 1.20% Service Class        $10.17            --                 --             --      (0.10)%
           Highest contract charge 1.70% Service Class       $14.80            --                 --             --      (0.54)%
           All contract charges                                  --         6,575           $ 95,243           1.92%

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
MFS(R) INTERNATIONAL VALUE PORTFOLIO (CONTINUED)
2013(w)  Lowest contract charge 1.20% Service Class(d)     $10.18            --                 --            --        0.59%
         Highest contract charge 1.70% Service Class       $14.88            --                 --            --       25.46%
         All contract charges                                  --         4,160            $62,430          1.47%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $12.01            --                 --            --        5.72%
         Highest contract charge 1.70% Service Class(a)    $11.86            --                 --            --        5.42%
         All contract charges                                  --           517            $ 6,188          1.06%
2012(v)  Lowest contract charge 1.30% Service Class        $12.01            --                 --            --       14.38%
         Highest contract charge 1.70% Service Class       $11.86            --                 --            --       13.93%
         All contract charges                                  --         1,708            $20,448          1.46%
MFS(R) INVESTORS TRUST SERIES
   2016  Lowest contract charge 0.65% Service Class        $18.07            --                 --            --        7.62%
         Highest contract charge 1.70% Service Class       $18.56            --                 --            --        6.48%
         All contract charges                                  --           597            $10,278          0.57%
   2015  Lowest contract charge 0.65% Service Class        $16.79            --                 --            --       (0.71)%
         Highest contract charge 1.70% Service Class       $17.43            --                 --            --       (1.75)%
         All contract charges                                  --           600            $ 9,810          0.70%
   2014  Lowest contract charge 0.65% Service Class        $16.91            --                 --            --       10.02%
         Highest contract charge 1.70% Service Class       $17.74            --                 --            --        8.83%
         All contract charges                                  --           477            $ 8,263          0.79%
2013(w)  Lowest contract charge 0.65% Service Class        $15.37            --                 --            --       30.81%
         Highest contract charge 1.70% Service Class       $16.30            --                 --            --       29.47%
         All contract charges                                  --           373            $ 6,157          1.01%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $12.75            --                 --            --        4.08%
         Highest contract charge 1.70% Service Class(a)    $12.59            --                 --            --        3.79%
         All contract charges                                  --            21            $   263          0.61%
2012(v)  Lowest contract charge 0.65% Service Class        $11.75            --                 --            --       18.09%
         Highest contract charge 1.70% Service Class       $12.59            --                 --            --       16.79%
         All contract charges                                  --           287            $ 3,636          0.78%
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(J)
   2016  Lowest contract charge 1.30% Service Class        $19.06            --                 --            --        4.50%
         Highest contract charge 1.70% Service Class       $18.52            --                 --            --        4.04%
         All contract charges                                  --           575            $10,888          0.39%
   2015  Lowest contract charge 1.30% Service Class(i)     $18.24            --                 --            --       (2.62)%
         Highest contract charge 1.70% Service Class(i)    $17.80            --                 --            --       (2.89)%
         All contract charges                                  --           530              9,598          0.54%
MFS(R) RESEARCH SERIES
   2016  Lowest contract charge 1.10% Service Class        $10.37            --                 --            --        7.24%
         Highest contract charge 1.25% Service Class       $12.12            --                 --            --        7.16%
         All contract charges                                  --           146            $ 1,712          0.56%
   2015  Lowest contract charge 1.10% Service Class(l)     $ 9.67            --                 --            --       (3.49)%
         Highest contract charge 1.25% Service Class       $11.31            --                 --            --       (0.70)%
         All contract charges                                  --           104            $ 1,157          0.48%
   2014  Lowest contract charge 1.20% Service Class        $11.40            --                 --            --        8.67%
         Highest contract charge 1.25% Service Class       $11.39            --                 --            --        8.58%
         All contract charges                                  --            72            $   812          0.72%
   2013  Lowest contract charge 1.25% Service Class(d)     $10.49            --                 --            --        3.96%
         Highest contract charge 1.25% Service Class(d)    $10.49            --                 --            --        3.96%
         All contract charges                                  --             2                 17          0.00%
MFS(R) TECHNOLOGY PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class        $23.16            --                 --            --        6.97%
         Highest contract charge 1.70% Service Class       $22.50            --                 --            --        6.53%
         All contract charges                                  --           952            $21,844          0.00%
   2015  Lowest contract charge 1.30% Service Class        $21.65            --                 --            --        9.12%
         Highest contract charge 1.70% Service Class       $21.12            --                 --            --        8.70%
         All contract charges                                  --           910            $19,550          0.00%

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.30% Service Class        $19.84            --                 --            --         8.95%
         Highest contract charge 1.70% Service Class       $19.43            --                 --            --         8.49%
         All contract charges                                  --           784            $15,442          0.00%
2013(w)  Lowest contract charge 1.30% Service Class        $18.21            --                 --            --        33.02%
         Highest contract charge 1.70% Service Class       $17.91            --                 --            --        32.47%
         All contract charges                                  --           579            $10,464          0.00%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $13.69            --                 --            --        (2.42)%
         Highest contract charge 1.70% Service Class(a)    $13.52            --                 --            --        (2.66)%
         All contract charges                                  --            84            $ 1,144          0.00%
2012(v)  Lowest contract charge 1.30% Service Class        $13.69            --                 --            --        12.77%
         Highest contract charge 1.70% Service Class       $13.52            --                 --            --        12.29%
         All contract charges                                  --           352            $ 4,793          0.00%
MFS(R) UTILITIES SERIES
   2016  Lowest contract charge 0.30% Service Class(d)     $10.51            --                 --            --        10.86%
         Highest contract charge 1.70% Service Class       $16.38            --                 --            --         9.35%
         All contract charges                                  --         3,087            $46,479          3.72%
   2015  Lowest contract charge 1.10% Service Class(l)     $ 8.16            --                 --            --       (18.24)%
         Highest contract charge 1.70% Service Class       $14.98            --                 --            --       (16.22)%
         All contract charges                                  --         3,065            $41,833          4.16%
   2014  Lowest contract charge 1.20% Service Class        $11.03            --                 --            --        11.08%
         Highest contract charge 1.70% Service Class       $17.88            --                 --            --        10.58%
         All contract charges                                  --         2,469            $41,044          2.08%
2013(w)  Lowest contract charge 1.20% Service Class(d)     $ 9.93            --                 --            --           --%
         Highest contract charge 1.70% Service Class       $16.17            --                 --            --        18.20%
         All contract charges                                  --         1,307            $21,259          2.22%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $13.86            --                 --            --         6.21%
         Highest contract charge 1.70% Service Class(a)    $13.68            --                 --            --         5.88%
         All contract charges                                  --           195            $ 2,688          4.45%
2012(v)  Lowest contract charge 0.65% Service Class        $12.05            --                 --            --        12.41%
         Highest contract charge 1.70% Service Class       $13.68            --                 --            --        11.22%
         All contract charges                                  --           652            $ 8,995          6.82%
MFS(R) VALUE SERIES
   2016  Lowest contract charge 0.30% Service Class        $12.94            --                 --            --        13.41%
         Highest contract charge 1.25% Service Class       $12.56            --                 --            --        12.34%
         All contract charges                                  --         1,169            $13,804          2.12%
   2015  Lowest contract charge 0.30% Service Class(d)     $11.41            --                 --            --        (1.21)%
         Highest contract charge 1.25% Service Class       $11.18            --                 --            --        (2.10)%
         All contract charges                                  --           522            $ 5,700          2.10%
   2014  Lowest contract charge 1.20% Service Class        $11.43            --                 --            --         8.86%
         Highest contract charge 1.25% Service Class       $11.42            --                 --            --         8.76%
         All contract charges                                  --           216            $ 2,476          1.69%
   2013  Lowest contract charge 1.20% Service Class(d)     $10.50            --                 --            --         2.94%
         Highest contract charge 1.25% Service Class(d)    $10.50            --                 --            --         2.94%
         All contract charges                                  --            10                101          0.00%
MULTIMANAGER AGGRESSIVE EQUITY
   2016  Lowest contract charge 1.30% Class B              $19.05            --                 --            --         2.09%
         Highest contract charge 1.70% Class B             $78.16            --                 --            --         1.69%
         All contract charges                                  --           596            $13,495          0.55%
   2015  Lowest contract charge 1.30% Class B              $18.66            --                 --            --         2.64%
         Highest contract charge 1.70% Class B             $76.86            --                 --            --         2.22%
         All contract charges                                  --           590            $13,258          0.17%
   2014  Lowest contract charge 1.30% Class B              $18.18            --                 --            --         9.19%
         Highest contract charge 1.70% Class B             $75.19            --                 --            --         8.78%
         All contract charges                                  --           498            $11,048          0.11%
2013(w)  Lowest contract charge 1.30% Class B              $16.65            --                 --            --        35.37%
         Highest contract charge 1.70% Class B             $69.12            --                 --            --        34.82%
         All contract charges                                  --           451            $ 8,871          0.14%

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class B(a)     $12.30             --                 --           --       (1.91)%
         Highest contract charge 1.65% Class B(a)    $12.01             --                 --           --       (2.20)%
         All contract charges                            --              9         $      124         0.36%
2012(v)  Lowest contract charge 0.95% Class B        $62.92             --                 --           --       13.12%
         Highest contract charge 1.90% Class B       $48.53             --                 --           --       12.03%
         All contract charges                            --         24,945         $  470,489         0.23%
MULTIMANAGER CORE BOND
   2016  Lowest contract charge 1.30% Class B        $13.73             --                 --           --        1.33%
         Highest contract charge 1.70% Class B       $13.85             --                 --           --        0.87%
         All contract charges                            --          7,499         $  102,096         2.08%
   2015  Lowest contract charge 1.30% Class B        $13.55             --                 --           --       (1.24)%
         Highest contract charge 1.70% Class B       $13.73             --                 --           --       (1.58)%
         All contract charges                            --          7,893         $  106,216         1.95%
   2014  Lowest contract charge 1.30% Class B        $13.72             --                 --           --        2.46%
         Highest contract charge 1.70% Class B       $13.95             --                 --           --        1.97%
         All contract charges                            --          7,166         $   97,870         2.07%
2013(w)  Lowest contract charge 1.30% Class B        $13.39             --                 --           --       (3.67)%
         Highest contract charge 1.70% Class B       $13.68             --                 --           --       (4.00)%
         All contract charges                            --          6,684         $   89,558         1.60%
2012(v)  Lowest contract charge 1.20% Class B        $15.07             --                 --           --        4.22%
         Highest contract charge 1.90% Class B       $13.93             --                 --           --        3.41%
         All contract charges                            --        107,224         $1,504,061         2.07%
MULTIMANAGER MID CAP GROWTH
   2016  Lowest contract charge 1.30% Class B        $22.01             --                 --           --        5.36%
         Highest contract charge 1.70% Class B       $16.89             --                 --           --        4.97%
         All contract charges                            --            802         $   16,481         0.10%
   2015  Lowest contract charge 1.30% Class B        $20.89             --                 --           --       (2.79)%
         Highest contract charge 1.70% Class B       $16.09             --                 --           --       (3.19)%
         All contract charges                            --            847         $   16,490         0.00%
   2014  Lowest contract charge 1.30% Class B        $21.49             --                 --           --        3.52%
         Highest contract charge 1.70% Class B       $16.62             --                 --           --        3.10%
         All contract charges                            --            676         $   13,571         0.00%
2013(w)  Lowest contract charge 1.30% Class B        $20.76             --                 --           --       38.31%
         Highest contract charge 1.70% Class B       $16.12             --                 --           --       37.78%
         All contract charges                            --            548         $   10,693         0.00%
2012(u)  Lowest contract charge 1.30% Class B(a)     $15.01             --                 --           --        0.20%
         Highest contract charge 1.70% Class B(a)    $11.70             --                 --           --       (0.09)%
         All contract charges                            --             20         $      293         0.00%
2012(v)  Lowest contract charge 0.95% Class B        $12.72             --                 --           --       14.39%
         Highest contract charge 1.90% Class B       $11.44             --                 --           --       13.27%
         All contract charges                            --         23,072         $  307,702         0.00%
MULTIMANAGER MID CAP VALUE
   2016  Lowest contract charge 1.30% Class B        $24.31             --                 --           --       17.55%
         Highest contract charge 1.70% Class B       $21.29             --                 --           --       17.11%
         All contract charges                            --            812         $   18,341         1.56%
   2015  Lowest contract charge 1.30% Class B        $20.68             --                 --           --       (6.76)%
         Highest contract charge 1.70% Class B       $18.18             --                 --           --       (7.20)%
         All contract charges                            --            473         $    9,420         0.74%
   2014  Lowest contract charge 1.30% Class B        $22.18             --                 --           --        3.94%
         Highest contract charge 1.70% Class B       $19.59             --                 --           --        3.60%
         All contract charges                            --            433         $    9,232         0.50%
2013(w)  Lowest contract charge 1.30% Class B        $21.34             --                 --           --       33.88%
         Highest contract charge 1.70% Class B       $18.91             --                 --           --       33.26%
         All contract charges                            --            353              7,287         0.44%

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER MID CAP VALUE (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class B(a)            $15.94            --                 --            --         4.25%
         Highest contract charge 1.70% Class B(a)           $14.19            --                 --            --         4.03%
         All contract charges                                   --            --             21,568          0.70%
2012(v)  Lowest contract charge 0.95% Class B               $15.43            --                 --            --        13.71%
         Highest contract charge 1.90% Class B              $13.88            --                 --            --        12.66%
         All contract charges                                   --        23,404            355,687          0.37%
MULTIMANAGER TECHNOLOGY
   2016  Lowest contract charge 1.10% Class B               $10.79            --                 --            --         7.68%
         Highest contract charge 1.70% Class B              $19.70            --                 --            --         7.12%
         All contract charges                                   --         1,577           $ 24,376          0.01%
   2015  Lowest contract charge 1.10% Class B(l)            $10.02            --                 --            --         0.20%
         Highest contract charge 1.70% Class B              $18.39            --                 --            --         4.49%
         All contract charges                                   --           916           $ 15,002          0.00%
   2014  Lowest contract charge 1.20% Class B               $11.97            --                 --            --        12.18%
         Highest contract charge 1.70% Class B              $17.60            --                 --            --        11.60%
         All contract charges                                   --           499           $  9,451          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)            $10.67            --                 --            --         6.49%
         Highest contract charge 1.70% Class B              $15.77            --                 --            --        33.31%
         All contract charges                                   --           408           $  7,282          0.00%
2012(v)  Lowest contract charge 0.95% Class B               $12.86            --                 --            --        12.31%
         Highest contract charge 1.80% Class B              $11.70            --                 --            --        11.43%
         All contract charges                                   --        28,995           $385,649          0.00%
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO
   2016  Lowest contract charge 1.10% Class S Shares        $ 9.02            --                 --            --        (1.74)%
         Highest contract charge 1.70% Class S Shares       $ 8.95            --                 --            --        (2.29)%
         All contract charges                                   --           209           $  1,878          0.00%
   2015  Lowest contract charge 1.10% Class S Shares(l)     $ 9.18            --                 --            --        (8.47)%
         Highest contract charge 1.70% Class S Shares       $ 9.16            --                 --            --        (6.63)%
         All contract charges                                   --           167           $  1,537          0.00%
   2014  Lowest contract charge 1.20% Class S Shares(f)     $ 9.84            --                 --            --        (1.40)%
         Highest contract charge 1.70% Class S Shares(f)    $ 9.81            --                 --            --        (1.70)%
         All contract charges                                   --            65           $    631          0.00%
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
   2016  Lowest contract charge 1.10% Class S Shares        $ 9.00            --                 --            --        (2.91)%
         Highest contract charge 1.70% Class S Shares       $ 8.98            --                 --            --        (3.44)%
         All contract charges                                   --           340           $  3,062          0.69%
   2015  Lowest contract charge 1.10% Class S Shares(l)     $ 9.27            --                 --            --        (7.11)%
         Highest contract charge 1.70% Class S Shares       $ 9.30            --                 --            --        (0.21)%
         All contract charges                                   --           259           $  2,422          1.24%
   2014  Lowest contract charge 1.20% Class S Shares(f)     $ 9.35            --                 --            --        (5.75)%
         Highest contract charge 1.70% Class S Shares(f)    $ 9.32            --                 --            --        (6.05)%
         All contract charges                                   --            83           $    766          0.55%
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2016  Lowest contract charge 0.30% Advisor Class(d)      $ 6.71            --                 --            --        14.51%
         Highest contract charge 1.70% Advisor Class        $ 6.70            --                 --            --        12.98%
         All contract charges                                   --         2,581           $ 17,609          1.02%
   2015  Lowest contract charge 0.65% Advisor Class         $ 5.03            --                 --            --       (26.14)%
         Highest contract charge 1.70% Advisor Class        $ 5.93            --                 --            --       (26.97)%
         All contract charges                                   --         2,593           $ 15,573          4.31%
   2014  Lowest contract charge 0.65% Advisor Class         $ 6.81            --                 --            --       (19.22)%
         Highest contract charge 1.70% Advisor Class        $ 8.12            --                 --            --       (20.08)%
         All contract charges                                   --         2,310           $ 18,954          0.27%
2013(w)  Lowest contract charge 0.65% Advisor Class         $ 8.43            --                 --            --       (15.28)%
         Highest contract charge 1.70% Advisor Class        $10.16            --                 --            --       (16.17)%
         All contract charges                                   --         1,910           $ 19,615          1.59%

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO (CONTINUED)
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $12.27            --                 --            --        0.57%
         Highest contract charge 1.70% Advisor Class(a)    $12.12            --                 --            --        0.33%
         All contract charges                                  --           249            $ 3,047          2.13%
2012(v)  Lowest contract charge 0.65% Advisor Class        $ 9.95            --                 --            --        4.41%
         Highest contract charge 1.70% Advisor Class       $12.12            --                 --            --        3.32%
         All contract charges                                  --         1,225            $14,967          2.46%
PIMCO EMERGING MARKETS BOND PORTFOLIO
   2016  Lowest contract charge 1.10% Advisor Class        $10.35            --                 --            --       12.01%
         Highest contract charge 1.70% Advisor Class       $13.02            --                 --            --       11.38%
         All contract charges                                  --         1,487            $19,107          5.17%
   2015  Lowest contract charge 1.10% Advisor Class(l)     $ 9.24            --                 --            --       (7.51)%
         Highest contract charge 1.70% Advisor Class       $11.69            --                 --            --       (4.02)%
         All contract charges                                  --         1,511            $17,647          5.20%
   2014  Lowest contract charge 1.20% Advisor Class        $ 9.80            --                 --            --        0.20%
         Highest contract charge 1.70% Advisor Class       $12.18            --                 --            --       (0.33)%
         All contract charges                                  --         1,607            $19,571          5.14%
2013(w)  Lowest contract charge 1.20% Advisor Class(d)     $ 9.78            --                 --            --       (0.10)%
         Highest contract charge 1.70% Advisor Class       $12.22            --                 --            --       (8.60)%
         All contract charges                                  --         1,423            $17,557          4.90%
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $13.55            --                 --            --        8.84%
         Highest contract charge 1.70% Advisor Class(a)    $13.37            --                 --            --        8.43%
         All contract charges                                  --           262            $ 3,531          3.20%
2012(v)  Lowest contract charge 0.65% Advisor Class        $11.79            --                 --            --       17.08%
         Highest contract charge 1.70% Advisor Class       $13.37            --                 --            --       15.76%
         All contract charges                                  --         1,069            $14,427          4.82%
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
   2016  Lowest contract charge 0.30% Advisor Class        $ 9.71            --                 --            --        3.63%
         Highest contract charge 1.25% Advisor Class       $ 9.42            --                 --            --        2.61%
         All contract charges                                  --           169            $ 1,615          1.40%
   2015  Lowest contract charge 0.30% Advisor Class(d)     $ 9.37            --                 --            --       (4.39)%
         Highest contract charge 1.25% Advisor Class       $ 9.18            --                 --            --       (5.36)%
         All contract charges                                  --           102            $   938          1.71%
   2014  Lowest contract charge 1.20% Advisor Class        $ 9.70            --                 --            --        0.94%
         Highest contract charge 1.25% Advisor Class       $ 9.70            --                 --            --        0.94%
         All contract charges                                  --            57            $   553          2.56%
   2013  Lowest contract charge 1.20% Advisor Class(d)     $ 9.61            --                 --            --       (2.54)%
         Highest contract charge 1.25% Advisor Class(d)    $ 9.61            --                 --            --       (2.54)%
         All contract charges                                  --             3            $    33          0.03%
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10% Advisor Class(l)     $ 9.50            --                 --            --        2.70%
         Highest contract charge 1.25% Advisor Class       $10.29            --                 --            --        2.59%
         All contract charges                                  --           124            $ 1,275          2.85%
   2015  Lowest contract charge 1.20% Advisor Class        $10.04            --                 --            --       (1.38)%
         Highest contract charge 1.25% Advisor Class       $10.03            --                 --            --       (1.47)%
         All contract charges                                  --            79            $   795          3.28%
   2014  Lowest contract charge 1.20% Advisor Class(e)     $10.18            --                 --            --        3.46%
         Highest contract charge 1.25% Advisor Class(e)    $10.18            --                 --            --        3.46%
         All contract charges                                  --            10            $   109          4.02%
PIMCO REAL RETURN PORTFOLIO
   2016  Lowest contract charge 1.30% Advisor Class        $11.37            --                 --            --        3.65%
         Highest contract charge 1.70% Advisor Class       $11.05            --                 --            --        3.27%
         All contract charges                                  --         5,193            $58,512          2.16%
   2015  Lowest contract charge 1.30% Advisor Class        $10.97            --                 --            --       (4.02)%
         Highest contract charge 1.70% Advisor Class       $10.70            --                 --            --       (4.38)%
         All contract charges                                  --         5,589            $60,748          3.90%

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.30% Advisor Class        $11.43            --                 --            --         1.69%
         Highest contract charge 1.70% Advisor Class       $11.19            --                 --            --         1.18%
         All contract charges                                  --         5,927           $ 67,217          1.30%
2013(w)  Lowest contract charge 1.30% Advisor Class        $11.24            --                 --            --       (10.51)%
         Highest contract charge 1.70% Advisor Class       $11.06            --                 --            --       (10.81)%
         All contract charges                                  --         5,735           $ 64,059          1.65%
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $12.56            --                 --            --         4.15%
         Highest contract charge 1.70% Advisor Class(a)    $12.40            --                 --            --         3.85%
         All contract charges                                  --         1,264           $ 15,803          0.33%
2012(v)  Lowest contract charge 0.65% Advisor Class        $11.44            --                 --            --         7.92%
         Highest contract charge 1.70% Advisor Class       $12.40            --                 --            --         6.80%
         All contract charges                                  --         4,008           $ 50,084          0.98%
PIMCO TOTAL RETURN PORTFOLIO
   2016  Lowest contract charge 0.30% Advisor Class        $10.52            --                 --            --         2.33%
         Highest contract charge 1.70% Advisor Class       $11.38            --                 --            --         0.80%
         All contract charges                                  --        13,584           $154,465          1.98%
   2015  Lowest contract charge 0.30% Advisor Class(d)     $10.28            --                 --            --         0.00%
         Highest contract charge 1.70% Advisor Class       $11.29            --                 --            --        (1.31)%
         All contract charges                                  --        12,255           $139,172          4.96%
   2014  Lowest contract charge 0.65% Advisor Class        $10.96            --                 --            --         3.49%
         Highest contract charge 1.70% Advisor Class       $11.44            --                 --            --         2.42%
         All contract charges                                  --        11,471           $132,247          2.13%
2013(w)  Lowest contract charge 0.65% Advisor Class        $10.59            --                 --            --        (2.67)%
         Highest contract charge 1.70% Advisor Class       $11.17            --                 --            --        (3.71)%
         All contract charges                                  --        10,535           $118,898          2.11%
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $11.75            --                 --            --         4.35%
         Highest contract charge 1.70% Advisor Class(a)    $11.60            --                 --            --         4.04%
         All contract charges                                  --         2,030           $ 23,720          1.57%
2012(v)  Lowest contract charge 0.65% Advisor Class        $10.88            --                 --            --         8.69%
         Highest contract charge 1.70% Advisor Class       $11.60            --                 --            --         7.61%
         All contract charges                                  --         6,826           $ 79,827          2.47%
PROFUND VP BEAR
   2016  Lowest contract charge 1.30% Common Shares        $ 2.87            --                 --            --       (14.07)%
         Highest contract charge 1.70% Common Shares       $ 2.79            --                 --            --       (14.42)%
         All contract charges                                  --            75           $    213          0.00%
   2015  Lowest contract charge 1.30% Common Shares        $ 3.34            --                 --            --        (6.18)%
         Highest contract charge 1.70% Common Shares       $ 3.26            --                 --            --        (6.59)%
         All contract charges                                  --            74           $    242          0.00%
   2014  Lowest contract charge 1.30% Common Shares        $ 3.56            --                 --            --       (15.44)%
         Highest contract charge 1.70% Common Shares       $ 3.49            --                 --            --       (15.70)%
         All contract charges                                  --            96           $    337          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares        $ 4.21            --                 --            --       (27.54)%
         Highest contract charge 1.70% Common Shares       $ 4.14            --                 --            --       (27.75)%
         All contract charges                                  --           103           $    432          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares        $ 5.81            --                 --            --       (17.59)%
         Highest contract charge 1.70% Common Shares       $ 5.73            --                 --            --       (18.03)%
         All contract charges                                  --           123           $    709          0.00%
PROFUND VP BIOTECHNOLOGY
   2016  Lowest contract charge 0.65% Common Shares        $27.35            --                 --            --       (16.00)%
         Highest contract charge 1.70% Common Shares       $26.89            --                 --            --       (16.90)%
         All contract charges                                  --         1,579           $ 43,361          0.00%
   2015  Lowest contract charge 0.65% Common Shares        $32.56            --                 --            --         2.62%
         Highest contract charge 1.70% Common Shares       $32.36            --                 --            --         1.54%
         All contract charges                                  --         1,714           $ 56,399          0.00%
   2014  Lowest contract charge 0.65% Common Shares        $31.73            --                 --            --        28.88%
         Highest contract charge 1.70% Common Shares       $31.87            --                 --            --        27.53%
         All contract charges                                  --         1,244           $ 40,205          0.00%

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
PROFUND VP BIOTECHNOLOGY (CONTINUED)
2013(w)  Lowest contract charge 0.65% Common Shares        $24.62           --                  --            --       67.37%
         Highest contract charge 1.70% Common Shares       $24.99           --                  --            --       65.61%
         All contract charges                                  --          886             $22,376          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $15.29           --                  --            --       16.19%
         Highest contract charge 1.70% Common Shares(a)    $15.09           --                  --            --       15.81%
         All contract charges                                  --           77             $ 1,167          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares        $15.29           --                  --            --       38.87%
         Highest contract charge 1.70% Common Shares       $15.09           --                  --            --       38.31%
         All contract charges                                  --          278             $ 4,227          0.00%
PUTNAM VT ABSOLUTE RETURN 500 FUND
   2016  Lowest contract charge 1.10% Class B              $ 9.73           --                  --            --       (0.41)%
         Highest contract charge 1.25% Class B             $10.09           --                  --            --       (0.59)%
         All contract charges                                  --          214             $ 2,145          3.39%
   2015  Lowest contract charge 1.10% Class B(l)           $ 9.77           --                  --            --       (2.50)%
         Highest contract charge 1.25% Class B             $10.15           --                  --            --       (1.74)%
         All contract charges                                  --          161             $ 1,627          0.06%
   2014  Lowest contract charge 1.20% Class B              $10.34           --                  --            --        2.58%
         Highest contract charge 1.25% Class B             $10.33           --                  --            --        2.48%
         All contract charges                                  --           60             $   623          0.00%
   2013  Lowest contract charge 1.25% Class B(d)           $10.08           --                  --            --        0.60%
         Highest contract charge 1.25% Class B(d)          $10.08           --                  --            --        0.60%
         All contract charges                                  --           --             $     1          0.00%
PUTNAM VT DIVERSIFIED INCOME FUND
   2016  Lowest contract charge 1.10% Class B              $10.06           --                  --            --        4.25%
         Highest contract charge 1.70% Class B             $ 9.54           --                  --            --        3.70%
         All contract charges                                  --          790             $ 7,624          4.76%
   2015  Lowest contract charge 1.10% Class B(l)           $ 9.65           --                  --            --       (3.69)%
         Highest contract charge 1.70% Class B             $ 9.20           --                  --            --       (4.07)%
         All contract charges                                  --          517             $ 4,815          7.44%
   2014  Lowest contract charge 1.20% Class B(f)           $ 9.62           --                  --            --       (4.09)%
         Highest contract charge 1.70% Class B(f)          $ 9.59           --                  --            --       (4.29)%
         All contract charges                                  --          209             $ 2,011          0.00%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2016  Lowest contract charge 1.10% Class B              $10.32           --                  --            --        5.52%
         Highest contract charge 1.25% Class B             $10.30           --                  --            --        5.32%
         All contract charges                                  --          205             $ 2,120          1.78%
   2015  Lowest contract charge 1.10% Class B(m)           $ 9.78           --                  --            --       (4.44)%
         Highest contract charge 1.25% Class B(m)          $ 9.78           --                  --            --       (4.50)%
         All contract charges                                  --          122             $ 1,198          0.00%
PUTNAM VT RESEARCH FUND
   2016  Lowest contract charge 1.10% Class B              $10.53           --                  --            --        8.89%
         Highest contract charge 1.25% Class B             $10.51           --                  --            --        8.69%
         All contract charges                                  --           11             $   114          1.20%
   2015  Lowest contract charge 1.10% Class B(m)           $ 9.67           --                  --            --       (6.92)%
         Highest contract charge 1.25% Class B(m)          $ 9.67           --                  --            --       (6.98)%
         All contract charges                                  --            1             $    15          0.00%
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
   2016  Lowest contract charge 1.10% Class II             $ 9.01           --                  --            --       (1.53)%
         Highest contract charge 1.70% Class II            $ 9.12           --                  --            --       (2.15)%
         All contract charges                                  --          344             $ 3,153          0.89%
   2015  Lowest contract charge 1.10% Class II(l)          $ 9.15           --                  --            --       (8.04)%
         Highest contract charge 1.70% Class II            $ 9.32           --                  --            --       (6.99)%
         All contract charges                                  --          388             $ 3,623          0.89%
   2014  Lowest contract charge 1.20% Class II(f)          $10.05           --                  --            --        0.90%
         Highest contract charge 1.70% Class II(f)         $10.02           --                  --            --        0.60%
         All contract charges                                  --           70             $   705          3.20%

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
SEI VP BALANCED STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.73            --                 --            --        5.65%
      Highest contract charge 1.25% Class III       $10.35            --                 --            --        5.50%
      All contract charges                              --           699            $ 7,178          2.31%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.21            --                 --            --       (7.34)%
      Highest contract charge 1.25% Class III       $ 9.81            --                 --            --       (4.57)%
      All contract charges                              --           518            $ 5,081          1.82%
2014  Lowest contract charge 1.20% Class III        $10.29            --                 --            --        2.69%
      Highest contract charge 1.25% Class III       $10.28            --                 --            --        2.59%
      All contract charges                              --           221            $ 2,275          4.62%
2013  Lowest contract charge 1.20% Class III(d)     $10.02            --                 --            --        0.40%
      Highest contract charge 1.25% Class III(d)    $10.02            --                 --            --        0.40%
      All contract charges                              --             3            $    23          0.00%
SEI VP CONSERVATIVE STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.95            --                 --            --        2.58%
      Highest contract charge 1.25% Class III       $10.24            --                 --            --        2.50%
      All contract charges                              --         1,183            $12,090          1.60%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.70            --                 --            --       (2.81)%
      Highest contract charge 1.25% Class III       $ 9.99            --                 --            --       (1.77)%
      All contract charges                              --           881            $ 8,809          1.84%
2014  Lowest contract charge 1.20% Class III        $10.18            --                 --            --        1.80%
      Highest contract charge 1.25% Class III       $10.17            --                 --            --        1.70%
      All contract charges                              --           501            $ 5,089          2.65%
2013  Lowest contract charge 1.25% Class III(d)     $10.00            --                 --            --        0.00%
      Highest contract charge 1.25% Class III(d)    $10.00            --                 --            --        0.00%
      All contract charges                              --            32            $   324          0.00%
SEI VP MARKET GROWTH STRATEGY FUND
2016  Lowest contract charge 0.30% Class III(d)     $10.74            --                 --            --        7.08%
      Highest contract charge 1.25% Class III       $10.42            --                 --            --        6.11%
      All contract charges                              --           726            $ 7,488          2.09%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.14            --                 --            --       (8.05)%
      Highest contract charge 1.25% Class III       $ 9.82            --                 --            --       (4.84)%
      All contract charges                              --           683            $ 6,695          1.27%
2014  Lowest contract charge 1.20% Class III        $10.33            --                 --            --        2.58%
      Highest contract charge 1.25% Class III       $10.32            --                 --            --        2.48%
      All contract charges                              --           475            $ 4,911          3.68%
2013  Lowest contract charge 1.20% Class III(d)     $10.07            --                 --            --        0.80%
      Highest contract charge 1.25% Class III(d)    $10.07            --                 --            --        0.80%
      All contract charges                              --            45            $   450          0.00%
SEI VP MARKET PLUS STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.67            --                 --            --        6.97%
      Highest contract charge 1.25% Class III       $10.62            --                 --            --        6.73%
      All contract charges                              --           170            $ 1,780          1.99%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.04            --                 --            --       (9.05)%
      Highest contract charge 1.25% Class III       $ 9.95            --                 --            --       (4.97)%
      All contract charges                              --           151            $ 1,497          0.97%
2014  Lowest contract charge 1.20% Class III        $10.48            --                 --            --        3.05%
      Highest contract charge 1.25% Class III       $10.47            --                 --            --        2.95%
      All contract charges                              --            94            $   992          3.52%
2013  Lowest contract charge 1.20% Class III(d)     $10.17            --                 --            --        1.60%
      Highest contract charge 1.25% Class III(d)    $10.17            --                 --            --        1.60%
      All contract charges                              --            30            $   309          0.00%
SEI VP MODERATE STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.98            --                 --            --        4.83%
      Highest contract charge 1.25% Class III       $10.59            --                 --            --        4.75%
      All contract charges                              --         1,177            $12,143          2.18%

                                    FSA-263

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
SEI VP MODERATE STRATEGY FUND (CONTINUED)
   2015  Lowest contract charge 1.10% Class III(l)     $ 9.52            --                 --            --        (4.42)%
         Highest contract charge 1.25% Class III       $10.11            --                 --            --        (2.51)%
         All contract charges                              --           827           $  8,277          2.42%
   2014  Lowest contract charge 1.20% Class III        $10.38            --                 --            --         3.80%
         Highest contract charge 1.25% Class III       $10.37            --                 --            --         3.70%
         All contract charges                              --           407           $  4,222          5.07%
   2013  Lowest contract charge 1.20% Class III(d)     $10.00            --                 --            --         0.00%
         Highest contract charge 1.25% Class III(d)    $10.00            --                 --            --         0.00%
         All contract charges                              --            34           $    338          0.00%
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
   2016  Lowest contract charge 1.10% Class II         $10.72            --                 --            --        17.54%
         Highest contract charge 1.25% Class II        $11.72            --                 --            --        17.43%
         All contract charges                              --           399           $  4,568          2.14%
   2015  Lowest contract charge 1.10% Class II(l)      $ 9.12            --                 --            --        (8.62)%
         Highest contract charge 1.25% Class II        $ 9.98            --                 --            --        (8.27)%
         All contract charges                              --           243           $  2,411          1.72%
   2014  Lowest contract charge 1.20% Class II         $10.89            --                 --            --         5.83%
         Highest contract charge 1.25% Class II        $10.88            --                 --            --         5.73%
         All contract charges                              --           164           $  1,783          1.73%
   2013  Lowest contract charge 1.20% Class II(d)      $10.29            --                 --            --         2.39%
         Highest contract charge 1.25% Class II(d)     $10.29            --                 --            --         2.39%
         All contract charges                              --            12           $    119          0.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
   2016  Lowest contract charge 0.30% Class II         $13.75            --                 --            --       (11.00)%
         Highest contract charge 1.70% Class II        $30.88            --                 --            --       (12.22)%
         All contract charges                              --         4,755           $114,511          0.00%
   2015  Lowest contract charge 0.30% Class II         $15.45            --                 --            --        12.12%
         Highest contract charge 1.70% Class II        $35.18            --                 --            --        10.56%
         All contract charges                              --         4,313           $127,535          0.00%
   2014  Lowest contract charge 0.30% Class II         $13.78            --                 --            --        30.86%
         Highest contract charge 1.70% Class II        $31.82            --                 --            --        28.98%
         All contract charges                              --         2,628           $ 75,999          0.00%
2013(w)  Lowest contract charge 0.65% Class II         $22.45            --                 --            --        49.57%
         Highest contract charge 1.70% Class II        $24.67            --                 --            --        47.99%
         All contract charges                              --         1,580           $ 39,244          0.00%
2012(u)  Lowest contract charge 1.30% Class II(a)      $16.89            --                 --            --         8.69%
         Highest contract charge 1.70% Class II(a)     $16.67            --                 --            --         8.32%
         All contract charges                              --           244           $  4,095          0.00%
2012(v)  Lowest contract charge 0.65% Class II         $15.01            --                 --            --        30.18%
         Highest contract charge 1.70% Class II        $16.67            --                 --            --        28.73%
         All contract charges                              --           635           $ 10,683          0.00%
TEMPLETON DEVELOPING MARKETS VIP FUND
   2016  Lowest contract charge 1.30% Class 2          $ 9.02            --                 --            --        15.94%
         Highest contract charge 1.70% Class 2         $ 8.76            --                 --            --        15.42%
         All contract charges                              --         1,707           $ 15,135          0.67%
   2015  Lowest contract charge 1.30% Class 2          $ 7.78            --                 --            --       (20.61)%
         Highest contract charge 1.70% Class 2         $ 7.59            --                 --            --       (20.94)%
         All contract charges                              --           975           $  7,529          2.07%
   2014  Lowest contract charge 1.30% Class 2          $ 9.80            --                 --            --        (9.59)%
         Highest contract charge 1.70% Class 2         $ 9.60            --                 --            --        (9.94)%
         All contract charges                              --           840           $  8,173          1.50%
2013(w)  Lowest contract charge 1.30% Class 2          $10.84            --                 --            --        (2.25)%
         Highest contract charge 1.70% Class 2         $10.66            --                 --            --        (2.65)%
         All contract charges                              --           787           $  8,472          1.90%
2012(u)  Lowest contract charge 1.30% Class 2(a)       $11.09            --                 --            --         1.84%
         Highest contract charge 1.70% Class 2(a)      $10.95            --                 --            --         1.58%
         All contract charges                              --            61           $    676          0.22%

                                    FSA-264

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
TEMPLETON DEVELOPING MARKETS VIP FUND (CONTINUED)
2012(v)  Lowest contract charge 1.30% Class 2        $11.09            --                 --            --        11.68%
         Highest contract charge 1.70% Class 2       $10.95            --                 --            --        11.28%
         All contract charges                            --           462           $  5,098          1.40%
TEMPLETON FOREIGN VIP FUND
   2016  Lowest contract charge 1.30% Class 2        $11.54            --                 --            --         5.77%
         Highest contract charge 1.70% Class 2       $11.21            --                 --            --         5.36%
         All contract charges                            --           733           $  8,376          1.93%
   2015  Lowest contract charge 1.30% Class 2        $10.91            --                 --            --        (7.70)%
         Highest contract charge 1.70% Class 2       $10.64            --                 --            --        (8.04)%
         All contract charges                            --           881           $  9,525          3.50%
   2014  Lowest contract charge 1.30% Class 2        $11.82            --                 --            --       (12.25)%
         Highest contract charge 1.70% Class 2       $11.57            --                 --            --       (12.68)%
         All contract charges                            --           822           $  9,632          1.84%
2013(w)  Lowest contract charge 1.30% Class 2        $13.47            --                 --            --        21.35%
         Highest contract charge 1.70% Class 2       $13.25            --                 --            --        20.89%
         All contract charges                            --           667           $  8,932          2.32%
2012(u)  Lowest contract charge 1.30% Class 2(a)     $11.10            --                 --            --         8.82%
         Highest contract charge 1.70% Class 2(a)    $10.96            --                 --            --         8.62%
         All contract charges                            --            46           $    519          0.73%
2012(v)  Lowest contract charge 0.65% Class 2        $10.31            --                 --            --        17.43%
         Highest contract charge 1.70% Class 2       $10.96            --                 --            --        16.22%
         All contract charges                            --           459           $  5,072          3.12%
TEMPLETON GLOBAL BOND VIP FUND
   2016  Lowest contract charge 0.30% Class 2        $ 9.97            --                 --            --         2.57%
         Highest contract charge 1.70% Class 2       $11.86            --                 --            --         1.19%
         All contract charges                            --        11,575           $135,069          0.00%
   2015  Lowest contract charge 0.30% Class 2(d)     $ 9.72            --                 --            --        (4.61)%
         Highest contract charge 1.70% Class 2       $11.72            --                 --            --        (5.94)%
         All contract charges                            --        12,105           $140,275          7.88%
   2014  Lowest contract charge 0.65% Class 2        $11.40            --                 --            --         1.24%
         Highest contract charge 1.70% Class 2       $12.46            --                 --            --         0.08%
         All contract charges                            --        10,783           $133,761          4.98%
2013(w)  Lowest contract charge 0.65% Class 2        $11.26            --                 --            --         0.90%
         Highest contract charge 1.70% Class 2       $12.45            --                 --            --        (0.08)%
         All contract charges                            --         8,103           $101,747          4.76%
2012(u)  Lowest contract charge 1.30% Class 2(a)     $12.62            --                 --            --         7.13%
         Highest contract charge 1.70% Class 2(a)    $12.46            --                 --            --         6.86%
         All contract charges                            --         1,127           $ 14,152          1.72%
2012(v)  Lowest contract charge 0.65% Class 2        $11.16            --                 --            --        14.34%
         Highest contract charge 1.70% Class 2       $12.46            --                 --            --        13.17%
         All contract charges                            --         4,781           $ 60,036          6.61%
TEMPLETON GROWTH VIP FUND
   2016  Lowest contract charge 1.30% Class 2        $13.97            --                 --            --         8.13%
         Highest contract charge 1.70% Class 2       $13.59            --                 --            --         7.77%
         All contract charges                            --           135           $  1,868          2.04%
   2015  Lowest contract charge 1.30% Class 2        $12.92            --                 --            --        (7.65)%
         Highest contract charge 1.70% Class 2       $12.61            --                 --            --        (8.02)%
         All contract charges                            --           149           $  1,915          2.60%
   2014  Lowest contract charge 1.30% Class 2        $13.99            --                 --            --        (4.11)%
         Highest contract charge 1.70% Class 2       $13.71            --                 --            --        (4.53)%
         All contract charges                            --           154           $  2,144          1.33%
2013(w)  Lowest contract charge 1.30% Class 2        $14.59            --                 --            --        29.12%
         Highest contract charge 1.70% Class 2       $14.36            --                 --            --        28.67%
         All contract charges                            --           159           $  2,317          2.47%
2012(u)  Lowest contract charge 1.30% Class 2(a)     $11.30            --                 --            --        10.46%
         Highest contract charge 1.70% Class 2(a)    $11.18            --                 --            --        10.15%
         All contract charges                            --            17           $    194          0.29%

                                    FSA-265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
TEMPLETON GROWTH VIP FUND (CONTINUED)
2012(v)  Lowest contract charge 1.30% Class 2               $11.30            --                 --            --        19.45%
         Highest contract charge 1.70% Class 2              $11.16            --                 --            --        18.98%
         All contract charges                                   --           104            $ 1,182          2.11%
VANECK VIP GLOBAL HARD ASSETS FUND
   2016  Lowest contract charge 0.30% Class S Shares        $ 7.43            --                 --            --        42.88%
         Highest contract charge 1.70% Class S Shares       $ 8.55            --                 --            --        41.09%
         All contract charges                                   --         3,507            $30,064          0.37%
   2015  Lowest contract charge 0.30% Class S Shares(d)     $ 5.20            --                 --            --       (33.84)%
         Highest contract charge 1.70% Class S Shares       $ 6.06            --                 --            --       (34.77)%
         All contract charges                                   --         3,188            $19,463          0.03%
   2014  Lowest contract charge 0.65% Class S Shares        $ 8.24            --                 --            --       (19.92)%
         Highest contract charge 1.70% Class S Shares       $ 9.29            --                 --            --       (20.73)%
         All contract charges                                   --         3,170            $29,728          0.00%
2013(w)  Lowest contract charge 0.65% Class S Shares        $10.29            --                 --            --         9.58%
         Highest contract charge 1.70% Class S Shares       $11.72            --                 --            --         8.42%
         All contract charges                                   --         2,760            $32,721          0.48%
2012(u)  Lowest contract charge 1.30% Class S Shares(a)     $10.95            --                 --            --        (2.75)%
         Highest contract charge 1.70% Class S Shares(a)    $10.81            --                 --            --        (3.05)%
         All contract charges                                   --           581            $ 6,332          0.94%
2012(v)  Lowest contract charge 0.65% Class S Shares        $ 9.39            --                 --            --         2.51%
         Highest contract charge 1.70% Class S Shares       $10.81            --                 --            --         1.41%
         All contract charges                                   --         1,801            $19,619          0.65%
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
   2016  Lowest contract charge 1.10% Initial Class         $ 9.07            --                 --            --         5.22%
         Highest contract charge 1.25% Initial Class        $ 8.87            --                 --            --         5.09%
         All contract charges                                   --            85            $   756          0.00%
   2015  Lowest contract charge 1.10% Initial Class(l)      $ 8.62            --                 --            --       (12.22)%
         Highest contract charge 1.25% Initial Class        $ 8.44            --                 --            --       (14.23)%
         All contract charges                                   --            69            $   576          4.71%
   2014  Lowest contract charge 1.20% Initial Class         $ 9.84            --                 --            --         1.03%
         Highest contract charge 1.25% Initial Class        $ 9.84            --                 --            --         1.03%
         All contract charges                                   --            33            $   320          0.76%
   2013  Lowest contract charge 1.20% Initial Class(d)      $ 9.74            --                 --            --        (0.61)%
         Highest contract charge 1.25% Initial Class(d)     $ 9.74            --                 --            --        (0.61)%
         All contract charges                                   --             2            $    23          0.00%

   ----------
  (a)Units were made available on April 30, 2012.
  (b)Units were made available on February 19, 2013.
  (c)Units were made available on May 20, 2013.
  (d)Units were made available on November 18, 2013.
  (e)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (f)Units were made available on June 13, 2014.
  (g)Units were made available on September 22, 2014.
  (h)Units were made available on February 23, 2015.
  (i)Units were made available on March 27, 2015.
  (j)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (k)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.
  (l)Units were made available on May 26, 2015.
  (m)Units were made available on July 20, 2015.
  (n)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.
  (o)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.
  (p)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
  (q)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.
  (r)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
  (s)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.
  (t)Units were made available on February 22, 2016.

                                    FSA-266

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

  (u)The information shown as of and for the year ended December 31, 2012 is for units outstanding of Separate Account No. 70 prior to the transfer of units from Accumulator 11 and Retirement Cornerstone Series from Separate Account No. 49 into Separate Account No. 70 on January 1, 2013.
  (v)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding of Separate Account No. 49 prior to the transfer of Accumulator 11 and Retirement Cornerstone Series to Separate Account No. 70 on January 1, 2013.
  (w)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31,2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents expenses as the annual percentage of average net assets consisting of mortality and expense charges, net of Reduction for expense limitation, as applicable, for each period indicated. The expenses of the Portfolios and the reimbursement effected as a reallocation of equity have been excluded.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Options") will replace interests in the current investment options (the "Removed Options"), as listed in the table below.

----------------------------------------------------------------------------------
 REMOVED OPTIONS                      SURVIVING OPTIONS
----------------------------------------------------------------------------------
All Asset Aggressive-Alt 25           All Asset Growth-Alt 20
All Asset Aggressive-Alt 50
All Asset Aggressive-Alt 75
Charter/SM/ Alternative 100 Moderate
----------------------------------------------------------------------------------
Charter/SM/ International Moderate    Charter/SM/ Moderate
----------------------------------------------------------------------------------
Charter/SM/ Income Strategies         AXA/DoubleLine Opportunistic Core Plus Bond
Charter/SM/ Interest Rate Strategies
--------------------------------------
Charter/SM/ Real Assets               EQ/PIMCO Global Real Return
----------------------------------------------------------------------------------

                                    FSA-267

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm........................................  F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2016 and 2015......................................  F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014.....  F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015
   and 2014....................................................................................  F-4
  Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014..............  F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..........  F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization......................................................................  F-8
   Note 2 -- Significant Accounting Policies...................................................  F-8
   Note 3 -- Investments....................................................................... F-23
   Note 4 -- Goodwill and Other Intangible Assets.............................................. F-42
   Note 5 -- Closed Block...................................................................... F-43
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost............... F-44
   Note 7 -- Fair Value Disclosures............................................................ F-44
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features.......... F-56
   Note 9 -- Reinsurance Agreements............................................................ F-59
   Note 10 -- Short-Term Debt.................................................................. F-61
   Note 11 -- Related Party Transactions....................................................... F-61
   Note 12 -- Employee Benefit Plans........................................................... F-63
   Note 13 -- Share-Based and Other Compensation Programs...................................... F-67
   Note 14 -- Income Taxes..................................................................... F-73
   Note 15 -- Accumulated Other Comprehensive Income (Loss).................................... F-75
   Note 16 -- Commitments and Contingent Liabilities........................................... F-76
   Note 17 -- Litigation....................................................................... F-78
   Note 18 -- Insurance Group Statutory Financial Information.................................. F-79
   Note 19 -- Business Segment Information..................................................... F-80
   Note 20 -- Quarterly Results of Operations (Unaudited)...................................... F-81

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                                2016       2015
                                                             ---------- ----------
                                                                 (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $32,123 and $31,201).................. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).................................      9,757      7,171
  Policy loans..............................................      3,361      3,393
  Other equity investments..................................      1,408      1,477
  Trading securities, at fair value.........................      9,134      6,805
  Other invested assets.....................................      2,186      1,788
                                                             ---------- ----------
   Total investments........................................     58,416     52,527
Cash and cash equivalents...................................      2,950      3,028
Cash and securities segregated, at fair value...............        946        565
Broker-dealer related receivables...........................      2,100      1,971
Securities purchased under agreements to resell.............         --         79
Deferred policy acquisition costs...........................      4,301      4,469
Goodwill and other intangible assets, net...................      3,741      3,733
Amounts due from reinsurers.................................      4,635      4,466
Loans to affiliates.........................................        703      1,087
Guaranteed minimum income benefit reinsurance asset, at
  fair value................................................     10,309     10,570
Other assets................................................      4,260      4,634
Separate Accounts' assets...................................    111,403    107,497
                                                             ---------- ----------

TOTAL ASSETS................................................ $  203,764 $  194,626
                                                             ========== ==========

LIABILITIES
Policyholders' account balances............................. $   38,782 $   33,033
Future policy benefits and other policyholders liabilities..     25,358     24,531
Broker-dealer related payables..............................        484        404
Securities sold under agreements to repurchase..............      1,996      1,890
Customers related payables..................................      2,360      1,715
Amounts due to reinsurers...................................        125        131
Short-term debt.............................................        513        584
Current and deferred income taxes...........................      3,816      4,647
Other liabilities...........................................      2,108      2,586
Separate Accounts' liabilities..............................    111,403    107,497
                                                             ---------- ----------
   Total liabilities........................................    186,945    177,018
                                                             ---------- ----------
Redeemable Noncontrolling Interest.......................... $      403 $       13
                                                             ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11,
12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding....................... $        2 $        2
  Capital in excess of par value............................      5,339      5,321
  Retained earnings.........................................      7,983      8,958
  Accumulated other comprehensive income (loss).............          7        228
                                                             ---------- ----------
   Total AXA Equitable's equity.............................     13,331     14,509
                                                             ---------- ----------
Noncontrolling interest.....................................      3,085      3,086
                                                             ---------- ----------
   Total equity.............................................     16,416     17,595
                                                             ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST
  AND EQUITY................................................ $  203,764 $  194,626
                                                             ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016      2015      2014
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income.................... $  3,423  $  3,208  $  3,115
Premiums........................................................................      880       854       874
Net investment income (loss):
  Investment income (loss) from derivative instruments..........................     (462)      (81)    1,605
  Other investment income (loss)................................................    2,318     2,057     2,210
                                                                                 --------  --------  --------
   Total net investment income (loss)...........................................    1,856     1,976     3,815
                                                                                 --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..................................      (65)      (41)      (72)
  Portion of loss recognized in other comprehensive income (loss)...............       --        --        --
                                                                                 --------  --------  --------
   Net impairment losses recognized.............................................      (65)      (41)      (72)
  Other investment gains (losses), net..........................................       81        21        14
                                                                                 --------  --------  --------
     Total investment gains (losses), net.......................................       16       (20)      (58)
                                                                                 --------  --------  --------
Commissions, fees and other income..............................................    3,791     3,942     3,930
Increase (decrease) in the fair value of the reinsurance contract asset.........     (261)     (141)    3,964
                                                                                 --------  --------  --------
     Total revenues.............................................................    9,705     9,819    15,640
                                                                                 --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................................    2,893     2,799     3,708
Interest credited to policyholders' account balances............................    1,555       978     1,186
Compensation and benefits.......................................................    1,723     1,783     1,739
Commissions.....................................................................    1,095     1,111     1,147
Distribution related payments...................................................      372       394       413
Interest expense................................................................       16        20        53
Amortization of deferred policy acquisition costs, net..........................      162      (331)     (413)
Other operating costs and expenses..............................................    1,458     1,415     1,692
                                                                                 --------  --------  --------
     Total benefits and other deductions........................................    9,274     8,169     9,525
                                                                                 --------  --------  --------
Earnings (loss) from operations, before income taxes............................      431     1,650     6,115
Income tax (expense) benefit....................................................      113      (186)   (1,695)
                                                                                 --------  --------  --------

Net earnings (loss).............................................................      544     1,464     4,420
  Less: net (earnings) loss attributable to the noncontrolling interest.........     (469)     (403)     (387)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $     75  $  1,061  $  4,033
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016     2015      2014
                                                                                 -------  --------  --------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................................. $   544  $  1,464  $  4,420
                                                                                 -------  --------  --------

Other comprehensive income (loss) net of income taxes:
   Foreign currency translation adjustment......................................     (18)      (25)      (21)
   Change in unrealized gains (losses), net of reclassification adjustment......    (217)     (881)      969
   Changes in defined benefit plan related items not yet recognized in periodic
     benefit cost, net of reclassification adjustment...........................      (3)       (4)      (23)
                                                                                 -------  --------  --------
Total other comprehensive income (loss), net of income taxes....................    (238)     (910)      925
                                                                                 -------  --------  --------

Comprehensive income (loss).....................................................     306       554     5,345

  Less: Comprehensive (income) loss attributable to noncontrolling interest.....    (452)     (388)     (358)
                                                                                 -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable....................... $  (146) $    166  $  4,987
                                                                                 =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                    2016       2015       2014
                                                                                 ---------  ---------  ---------
                                                                                          (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end of year......................... $       2  $       2  $       2
                                                                                 ---------  ---------  ---------

  Capital in excess of par value, beginning of year.............................     5,321      5,957      5,934
  Deferred tax on dividend of AB Units..........................................        --        (35)       (26)
  Non cash capital contribution from AXA Financial (See Note 12)................        --        137         --
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --       (772)        --
  Changes in capital in excess of par value.....................................        18         34         49
                                                                                 ---------  ---------  ---------
  Capital in excess of par value, end of year...................................     5,339      5,321      5,957
                                                                                 ---------  ---------  ---------

  Retained earnings, beginning of year..........................................     8,958      8,809      5,205
  Net earnings (loss)...........................................................        75      1,061      4,033
  Shareholder dividends.........................................................    (1,050)      (912)      (429)
                                                                                 ---------  ---------  ---------
  Retained earnings, end of year................................................     7,983      8,958      8,809
                                                                                 ---------  ---------  ---------

  Accumulated other comprehensive income (loss), beginning of year..............       228        351       (603)
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --        772         --
  Other comprehensive income (loss).............................................      (221)      (895)       954
                                                                                 ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year....................         7        228        351
                                                                                 ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................................    13,331     14,509     15,119
                                                                                 ---------  ---------  ---------

  Noncontrolling interest, beginning of year....................................     3,086      2,989      2,903
  Repurchase of AB Holding units................................................      (168)      (154)       (62)
  Net earnings (loss) attributable to noncontrolling interest...................       464        403        387
  Dividends paid to noncontrolling interest.....................................      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA Financial........................        --        145         48
  Other comprehensive income (loss) attributable to noncontrolling interest.....       (17)       (15)       (29)
  Other changes in noncontrolling interest......................................       104        132        143
                                                                                 ---------  ---------  ---------

     Noncontrolling interest, end of year.......................................     3,085      3,086      2,989
                                                                                 ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR....................................................... $  16,416  $  17,595  $  18,108
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Net earnings (loss).............................................................. $     544  $   1,464  $   4,420
  Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
   Interest credited to policyholders' account balances..........................     1,555        978      1,186
   Universal life and investment-type product policy fee income..................    (3,423)    (3,208)    (3,115)
   (Increase) decrease in the fair value of the reinsurance contract asset.......       261        141     (3,964)
   (Income) loss related to derivative instruments...............................       462         81     (1,605)
   Investment (gains) losses, net................................................       (16)        20         58
   Realized and unrealized (gains) losses on trading securities..................        41         43        (22)
   Non-cash long term incentive compensation expense.............................       152        172        171
   Amortization of deferred sales commission.....................................        41         49         42
   Other depreciation and amortization...........................................       (98)       (18)        44
   Amortization of deferred cost of reinsurance asset............................       159         39        302
   Amortization of other intangibles.............................................        29         28         27

   Changes in:
     Net broker-dealer and customer related receivables/payables.................       608        (38)      (525)
     Reinsurance recoverable.....................................................      (534)      (916)      (488)
     Segregated cash and securities, net.........................................      (381)       (89)       505
     Deferred policy acquisition costs...........................................       162       (331)      (413)
     Future policy benefits......................................................       783        934      1,647
     Current and deferred income taxes...........................................      (771)       258      1,448
     Accounts payable and accrued expenses.......................................       (66)        38       (259)
   Other, net....................................................................        31        111        (98)
                                                                                  ---------  ---------  ---------
  Net cash provided by (used in) operating activities............................ $    (461) $    (244) $    (639)
                                                                                  ---------  ---------  ---------

Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale.......................................... $   7,154  $   4,368  $   3,157
   Mortgage loans on real estate.................................................       676        609        652
   Trading account securities....................................................     6,271     10,768      6,099
   Other.........................................................................        32        134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale..........................................    (7,873)    (4,701)    (5,184)
   Mortgage loans on real estate.................................................    (3,261)    (1,311)    (1,432)
   Trading account securities....................................................    (8,691)   (12,501)    (7,014)
   Other.........................................................................      (250)      (132)      (135)
  Cash settlements related to derivative instruments.............................       102        529        999
  Decrease in loans to affiliates................................................       384         --         --
  Change in short-term investments...............................................      (205)      (363)        (5)
  Investment in capitalized software, leasehold improvements and EDP equipment...       (85)       (71)       (83)
  Purchase of business, net of cash acquired.....................................       (21)        --        (61)
  Other, net.....................................................................       409        203        157
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) investing activities.............................. $  (5,358) $  (2,468) $  (2,751)
                                                                                  ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................................... $   9,342  $   5,757  $   6,011
   Withdrawals...................................................................    (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts..........................................     1,606      1,045        815
  Change in short-term financings................................................       (69)        95        221
  Change in collateralized pledged assets........................................      (677)        (2)       (12)
  Change in collateralized pledged liabilities...................................       125       (270)       430
  (Decrease) increase in overdrafts payable......................................       (85)        --         --
  Repayment of Loans from Affiliates.............................................        --         --       (825)
  Repayment of long term debt....................................................        --       (200)        --
  Shareholder dividends paid.....................................................    (1,050)      (767)      (382)
  Repurchase of AB Holding units.................................................      (236)      (214)       (90)
  Redemptions of non-controlling interests of consolidated VIEs, net.............      (137)        --         --
  Distribution to noncontrolling interest in consolidated subsidiaries...........      (385)      (414)      (401)
  Increase (decrease) in Securities sold under agreement to repurchase...........       104        939        950
  (Increase) decrease in securities purchased under agreement to resell..........        79        (79)        --
  Other, net.....................................................................         8          5         (7)
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) financing activities..............................     5,751      3,034      3,843
                                                                                  ---------  ---------  ---------

Effect of exchange rate changes on cash and cash equivalents.....................       (10)       (10)       (20)
Change in cash and cash equivalents..............................................       (78)       312        433
Cash and cash equivalents, beginning of year.....................................     3,028      2,716      2,283
                                                                                  ---------  ---------  ---------

Cash and Cash Equivalents, End of Year........................................... $   2,950  $   3,028  $   2,716
                                                                                  =========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................................................. $      11  $      19  $      72
                                                                                  =========  =========  =========
  Income Taxes (Refunded) Paid................................................... $     613  $     (80) $     272
                                                                                  =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 with no significant impact to the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA

   Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions.
   Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The Company also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with GMDB and GMIB features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs DAC will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $77 million, increased the amortization of DAC by $289 million, increased Universal life and investment-type product policy fee income by $22 million, decreased Earnings from continuing operations before income taxes by $189 million and decreased Net earnings by approximately $123 million. Included in these balances are out-of-period adjustments ("OOPA's") which decreased Earnings from continuing operations before income taxes by $49 million in 2016.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Earnings from continuing operations before income taxes and Net earnings, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $92 million and $60 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $685 million and $445 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the GMIB reserves of $65 million and a decrease in the amortization of DAC of $13 million. In 2015, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $164 million and $107 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million and a decrease in the GMIB reserves of $55 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $208 million and $135 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $46 million and $30 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, these changes increased Earnings from continuing operations before income taxes and Net earnings by approximately $473 million and $307 million, respectively.

   Out of Period Adjustments

   In 2016, the Company recorded several out-of-period adjustments ("OOPA's") in its financial statements, primarily related to errors in the models used to calculate policyholders' benefit reserves for certain VISL products . These OOPA's resulted in a decrease of $4 million in total revenues and increased total benefits and other deductions by $40 million in 2016.

   Additionally, in 2016, the Company recorded an income tax expense as an OOPA, related to the settlement of inter-company balances between AB and its foreign subsidiaries, which created deemed dividends under Section 956 of the U.S. Internal Revenue Code of 1986, as amended. As a result, the Company has been understating its income tax provision and income tax liability since 2010. As a result of the deemed dividend adjustment discussed above, the accumulated undistributed earnings permanently invested outside the U.S. will decrease significantly as of December 31, 2016. This OOPA resulted in an increase of $38 million in income tax expense and decreased Earnings attributable to noncontrolling interest by $27 million in 2016, respectively.

   In 2016, total OOPA's including those discussed above, decreased Earnings from operations, before income tax by $44 million and Net earnings by $67 million, respectively.

   In 2016, the Company identified an error in the presentation of Universal life and investment-type product policy fee income and Premiums on the consolidated statements of earnings for the years ended December 31, 2015 and 2014. The Company has revised the previously reported balances by decreasing Universal life and investment-type product policy fee income and increasing Premiums by $366 million and $360 million in 2015 and 2014, respectively, to improve the consistency and comparability with the current period presentation. The errors did not impact Total Revenues or Earnings
   (loss) from operations, before income taxes, or Net earnings (loss) and were not considered material to previously issued financial statements.

   In 2015, the Company recorded several OOPAs in its financial statements, primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its VISL products. In addition, the Company recorded an OOPA in 2015 related to an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's business. These OOPAs resulted in a decrease of $112 in total revenues, a $51 million decrease in total benefits and other deductions, a $61 million decrease in earnings (loss) from operations, before income taxes and a $40 million decrease in net earnings.

   In 2014, the Company recorded several OOPAs in its financial statements primarily related to updates in the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS        GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ------------- ---------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $   12,418 $      675     $      81 $   13,012    $     --
  Private corporate..........................      6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......     10,739        221           624     10,336          --
  States and political subdivisions..........        432         63             2        493          --
  Foreign governments........................        375         29            14        390          --
  Commercial mortgage-backed.................        415         28            72        371           7
  Residential mortgage-backed/(1)/...........        294         20            --        314          --
  Asset-backed/(2)/..........................         51         10             1         60           3
  Redeemable preferred stock.................        519         45            10        554          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     32,123      1,306           859     32,570          10

Equity securities............................        113         --            --        113          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2016................... $   32,236 $    1,306     $     859 $   32,683    $     10
                                              ========== ==========     ========= ==========    ========

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $   12,890 $      688     $     202 $   13,376    $     --
  Private corporate..........................      6,818        232           124      6,926          --
  U.S. Treasury, government and agency.......      8,800        280           305      8,775          --
  States and political subdivisions..........        437         68             1        504          --
  Foreign governments........................        397         36            18        415          --
  Commercial mortgage-backed.................        591         29            87        533           9
  Residential mortgage-backed/(1)/...........        608         32            --        640          --
  Asset-backed/(2)/..........................         68         10             1         77           3
  Redeemable preferred stock.................        592         57             2        647          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     31,201      1,432           740     31,893          12

Equity securities............................         34         --             2         32          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2015................... $   31,235 $    1,432     $     742 $   31,925    $     12
                                              ========== ==========     ========= ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      DECEMBER 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in earnings (loss).. $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                        2016      2015
                                                                                      --------  --------
                                                                                         (IN MILLIONS)
Balances at January 1,............................................................... $   (198) $   (254)
Previously recognized impairments on securities that matured, paid, prepaid or sold..       73        97
Recognized impairments on securities impaired to fair value this period/(1)/.........      (17)      (11)
Impairments recognized this period on securities not previously impaired.............      (46)      (22)
Additional impairments this period on securities previously impaired.................       (2)       (8)
Increases due to passage of time on previously recorded credit losses................       --        --
Accretion of previously recognized impairments due to increases in expected
  cash flows.........................................................................       --        --
                                                                                      --------  --------
Balances at December 31,............................................................. $   (190) $   (198)
                                                                                      ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                      AOCI GAIN
                                                                                                        (LOSS)
                                               NET UNREALIZED                           DEFERRED      RELATED TO
                                                    GAIN                                 INCOME     NET UNREALIZED
                                                (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                                INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ---------------  -------  -------------  -----------  --------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $            16  $    --  $          (4) $        (5) $            7
Net investment gains (losses) arising during
  the period.................................              (6)      --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               9       --             --           --               9
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       (1)            --           --              (1)
   Deferred income taxes.....................              --       --             --            2               2
   Policyholders liabilities.................              --       --             (6)          --              (6)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $            19  $    (1) $         (10) $        (3) $            5
                                              ===============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $            10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................              (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       --             --           --              --
   Deferred income taxes.....................              --       --             --           (1)             (1)
   Policyholders liabilities.................              --       --             (4)          --              (4)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $            16  $    --  $          (4) $        (5) $            7
                                              ===============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                        AOCI GAIN
                                                                                                          (LOSS)
                                              NET UNREALIZED                             DEFERRED       RELATED TO
                                                  GAINS                                   INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS    TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES    (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  ------------  ---------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $    (82) $        (213) $       (133) $           246
Net investment gains (losses) arising during
  the period.................................           (240)       --             --            --             (240)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (6)       --             --            --               (6)
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        (5)            --            --               (5)
   Deferred income taxes.....................             --        --             --            80               80
   Policyholders liabilities.................             --        --             24            --               24
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $          428  $    (87) $        (189) $        (53) $            99
                                              ==============  ========  =============  ============  ===============

BALANCE, JANUARY 1, 2015..................... $        2,231  $   (122) $        (368) $       (610) $         1,131
Net investment gains (losses) arising during
  the period.................................         (1,562)       --             --            --           (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              5        --             --            --                5
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        40             --            --               40
   Deferred income taxes.....................             --        --             --           477              477
   Policyholders liabilities.................             --        --            155            --              155
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2015................... $          674  $    (82) $        (213) $       (133) $           246
                                              ==============  ========  =============  ============  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ----------------------- ---------------------- ---------------------
                                                            GROSS                   GROSS                 GROSS
                                                          UNREALIZED              UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE    LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $         75 $       113  $       6 $    2,568  $      81
  Private corporate..........................      1,483           38         277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356          624          --         --      5,356        624
  States and political subdivisions..........         --           --          18          2         18          2
  Foreign governments........................         73            3          49         11        122         14
  Commercial mortgage-backed.................         66            5         171         67        237         72
  Residential mortgage-backed................         47           --           4         --         51         --
  Asset-backed...............................          4           --           8          1         12          1
  Redeemable preferred stock.................        218            9          12          1        230         10
                                              ---------- ------------ -----------  --------- ----------  ---------

Total........................................ $    9,702 $        754 $       652  $     105 $   10,354  $     859
                                              ========== ============ ===========  ========= ==========  =========

                                                Less Than 12 Months    12 Months or Longer           Total
                                              ----------------------- ---------------------- ---------------------
                                                            Gross                   Gross                 Gross
                                                          Unrealized              Unrealized            Unrealized
                                              Fair Value    Losses    Fair Value    Losses   Fair Value   Losses
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (In Millions)
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $       359  $      73 $    3,450 $      202
  Private corporate..........................      1,926          102         184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305          --         --      3,538        305
  States and political subdivisions..........         19            1          --         --         19          1
  Foreign governments........................         73            7          39         11        112         18
  Commercial mortgage-backed.................         67            2         261         85        328         87
  Residential mortgage-backed................         11           --          29         --         40         --
  Asset-backed...............................         11           --          17          1         28          1
  Redeemable preferred stock.................         43           --          40          2         83          2
                                              ---------- ------------ -----------  --------- ---------- ----------

Total........................................ $    8,779 $        546 $       929  $     194 $    9,708 $      740
                                              ========== ============ ===========  ========= ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,805 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2016

                                                           OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ---------------------------------------
                                              OF LOANS PRE-MODIFICATION    POST-MODIFICATION
                                              -------- ----------------- ---------------------
                                                                (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $              15 $                  15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              ---------------------------
                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $     6  $     37  $     42
   Charge-offs...............................      --       (32)      (14)
   Recoveries................................      (2)       (1)       --
   Provision.................................       4         2         9
                                              -------  --------  --------
Ending Balance, December 31,................. $     8  $      6  $     37
                                              =======  ========  ========

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     8  $      6  $     37
                                              =======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                          DEBT SERVICE COVERAGE RATIO
                                              ---------------------------------------------------
                                                                                            LESS   TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------ ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      738 $    95 $     59 $     56 $    -- $   -- $     948
  50% - 70%..................................      3,217     430      673    1,100      76     --     5,496
  70% - 90%..................................        282      65      229      127      28     46       777
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Commercial Mortgage Loans.............. $    4,237 $   590 $    989 $  1,298 $   104 $   46 $   7,264
                                              ========== ======= ======== ======== ======= ====== =========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      254 $   138 $    296 $    468 $   286 $   49 $   1,491
  50% - 70%..................................        141      57      209      333     219     45     1,004
  70% - 90%..................................         --      --        2        4      --     --         6
  90% plus...................................         --      --       --       --      --     --        --
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Agricultural Mortgage Loans............ $      395 $   195 $    507 $    805 $   505 $   94 $   2,501
                                              ========== ======= ======== ======== ======= ====== =========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      992 $   233 $    355 $    524 $   286 $   49 $   2,439
  50% - 70%..................................      3,358     487      882    1,433     295     45     6,500
  70% - 90%..................................        282      65      231      131      28     46       783
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Mortgage Loans......................... $    4,632 $   785 $  1,496 $  2,103 $   609 $  140 $   9,765
                                              ========== ======= ======== ======== ======= ====== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                          Debt Service Coverage Ratio
                                              ----------------------------------------------------
                                                                                            Less    Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- -------- ------- --------
                                                                      (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     533 $    -- $    102 $     12 $     24 $    -- $    671
  50% - 70%..................................     1,392     353      741      853       77      --    3,416
  70% - 90%..................................       141      --      206      134      124      46      651
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Commercial Mortgage Loans.............. $   2,129 $   353 $  1,049 $  1,045 $    225 $    46 $  4,847
                                              ========= ======= ======== ======== ======== ======= ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     204 $   116 $    277 $    432 $    256 $    51 $  1,336
  50% - 70%..................................       146      80      192      298      225      47      988
  70% - 90%..................................        --      --        2        4       --      --        6
  90% plus...................................        --      --       --       --       --      --       --
                                              --------- ------- -------- -------- -------- ------- --------

Total Agricultural Mortgage Loans............ $     350 $   196 $    471 $    734 $    481 $    98 $  2,330
                                              ========= ======= ======== ======== ======== ======= ========

Total Mortgage Loans/(1)/
  0% - 50%................................... $     737 $   116 $    379 $    444 $    280 $    51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151      302      47    4,404
  70% - 90%..................................       141      --      208      138      124      46      657
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Mortgage Loans......................... $   2,479 $   549 $  1,520 $  1,779 $    706 $   144 $  7,177
                                              ========= ======= ======== ======== ======== ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     OR (GREATER THAN) 90 DAYS
                               30-59 60-89       90 DAYS                        FINANCING              AND
                               DAYS  DAYS   OR (GREATER THAN)   TOTAL CURRENT  RECEIVABLES          ACCRUING
                               ----- ----- -------------------- ----- -------- ----------- ---------------------------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------
  Commercial.................. $  -- $  -- $                 -- $  -- $  7,264  $    7,264 $                        --
  Agricultural................     9     2                    6    17    2,484       2,501                           6
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
TOTAL MORTGAGE LOANS.......... $   9 $   2 $                  6 $  17 $  9,748  $    9,765 $                         6
                               ===== ===== ==================== ===== ========  ========== ===========================

December 31, 2015:
------------------
  Commercial.................. $  -- $  -- $                 30 $  30 $  4,817  $    4,847 $                        --
  Agricultural................    12     7                    4    23    2,307       2,330                           4
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
Total Mortgage Loans.......... $  12 $   7 $                 34 $  53 $  7,124  $    7,177 $                         4
                               ===== ===== ==================== ===== ========  ========== ===========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                    AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED       RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  ---------------- -----------
                                                                      (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --  $             22 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       15 $       15 $       --  $             22 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8) $             48 $         2
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       27 $       27 $       (8) $             48 $         2
                                              ========== ========== ==========  ================ ===========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --  $             15 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       46 $       46 $       --  $             15 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6) $            137 $         4
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       63 $       63 $       (6) $            137 $         4
                                              ========== ========== ==========  ================ ===========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net earnings (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              ---------- ----------- ----------- ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1  $         (826)
  Swaps......................................      3,529          13          67            (290)
  Options....................................     11,465       2,114       1,154             727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --               4
  Swaps......................................     18,933         246       1,163            (224)
  Futures....................................      6,926          --          --              --
  Swaptions..................................         --          --          --              87

                                                               FAIR VALUE
                                                        ------------------------
                                                                                  GAINS (LOSSES)
                                              NOTIONAL     ASSET      LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES  DERIVATIVES  EARNINGS (LOSS)
                                              --------- ------------ ----------- ----------------
                                                                 (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757 $         20 $        15 $             15
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       730           52           6               45
  Margin.....................................        --          107           6               --
  Collateral.................................        --          712         748               --
                                                                                 ----------------
NET INVESTMENT INCOME (LOSS).................                                                (462)
                                                                                 ----------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       10,309          --             (261)
GIB and GWBL and other features/(2)/.........        --           --         164              (20)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --         887             (754)
                                              --------- ------------ ----------- ----------------
Balances, December 31, 2016.................. $  50,926 $     13,585 $     4,211 $         (1,497)
                                              ========= ============ =========== ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                               Fair Value
                                                        -------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset      Liability      Reported In
                                               Amount   Derivatives  Derivatives   Earnings (Loss)
                                              --------- ------------ ------------ ----------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $          2 $          3 $            (84)
  Swaps......................................     1,359            8           21              (45)
  Options....................................     7,358        1,042          652               14
Interest rate contracts:/(1)/
  Floors.....................................     1,800           61           --               12
  Swaps......................................    13,718          351          108               (8)
  Futures....................................     8,685           --           --              (81)
  Swaptions..................................        --           --           --              118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442           16           38              (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263            5            4                7
                                                                                  ----------------
Net investment income (loss).................                                                  (81)
                                                                                  ----------------

Embedded derivatives:
GMIB reinsurance contracts...................        --       10,570           --             (141)
GIB and GWBL and other features/(2)/.........        --           --          184              (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --          310              (38)
                                              --------- ------------ ------------ ----------------
Balances, December 31, 2015.................. $  42,714 $     12,055 $      1,320 $           (316)
                                              ========= ============ ============ ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    2,128 $        1,219 $            909
Interest rate contracts.....................................        253          1,162             (909)
Credit contracts............................................         20             14                6
Currency....................................................         48              1               47
Margin......................................................        107              6              101
Collateral..................................................        712            747              (35)
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,268          3,149              119
Total Derivatives, not subject to an ISDA Master Agreement..          4             --                4
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,272          3,149              123
Other financial instruments.................................      2,063             --            2,063
                                                             ---------- -------------- ----------------
  Other invested assets..................................... $    5,335 $        3,149 $          2,186
                                                             ========== ============== ================
Securities purchased under agreement to resell.............. $       -- $           -- $             --
                                                             ========== ============== ================

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    1,219 $        1,219 $             --
Interest rate contracts.....................................      1,162          1,162               --
Credit contracts............................................         14             14               --
Currency....................................................          1              1               --
Margin......................................................          6              6               --
Collateral..................................................        747            747               --
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,149          3,149               --
Total Derivatives, not subject to an ISDA Master Agreement..         --             --               --
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,149          3,149               --
Other non-financial liabilities.............................      2,108             --            2,108
                                                             ---------- -------------- ----------------
  Other liabilities......................................... $    5,257 $        3,149 $          2,108
                                                             ========== ============== ================
Securities sold under agreement to repurchase/(3)/.......... $    1,992 $           -- $          1,992
                                                             ========== ============== ================

   /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
   /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
   /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                                ------------------------
                                                               FAIR VALUE OF     FINANCIAL                      NET
                                                                   ASSETS       INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A.............................................. $              46  $        --   $       (48) $         (2)
Counterparty B..............................................              (128)          --           132             4
Counterparty C..............................................              (116)          --           138            22
Counterparty D..............................................               182           --          (176)            6
Counterparty E..............................................               (65)          --            83            18
Counterparty F..............................................                (3)          --            16            13
Counterparty G..............................................               219           --          (214)            5
Counterparty H..............................................               104           --          (110)           (6)
Counterparty I..............................................              (188)          --           203            15
Counterparty J..............................................               (93)          --           115            22
Counterparty K..............................................                92           --           (96)           (4)
Counterparty L..............................................                (3)          --             3            --
Counterparty M..............................................              (105)          --           120            15
Counterparty N..............................................                 4           --            --             4
Counterparty Q..............................................                10           --           (11)           (1)
Counterparty T..............................................                --           --             2             2
Counterparty U..............................................                 1           --            10            11
Counterparty V..............................................                96           --          (101)           (5)
                                                             -----------------  -----------   -----------  ------------
  Total Derivatives......................................... $              53  $        --   $        66  $        119
Other financial instruments.................................             2,067           --            --         2,067
                                                             -----------------  -----------   -----------  ------------
  OTHER INVESTED ASSETS..................................... $           2,120  $        --   $        66  $      2,186
                                                             =================  ===========   ===========  ============

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                NET AMOUNTS     ------------------------
                                                              PRESENTED IN THE   FINANCIAL                      NET
                                                               BALANCE SHEETS   INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D.............................................. $             767  $      (767)  $        --            --
Counterparty M..............................................               410         (410)           --            --
Counterparty C..............................................               302         (296)           (2)            4
Counterparty W..............................................               513         (513)           --            --
                                                             -----------------  -----------   -----------  ------------
  Securities sold under agreement to repurchase/(3)/........ $           1,992  $    (1,986)  $        (2) $          4
                                                             =================  ===========   ===========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2016
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND UP TO 30    30-90   GREATER THAN
                                               CONTINUOUS     DAYS      DAYS      90 DAYS     TOTAL
                                              ------------- --------- --------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------
Total........................................ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                        Gross
                                           Gross       Amounts       Net Amounts
                                          Amounts   Offset in the  Presented in the
                                         Recognized Balance Sheets  Balance Sheets
                                         ---------- -------------- ----------------
                                                        (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts........................ $    1,049  $         673 $            376
Interest rate contracts.................        389            104              285
Credit contracts........................         14             37              (23)
                                         ----------  ------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement.....................      1,452            814              638
Total Derivatives, not subject to an
  ISDA Master Agreement.................         20             --               20
                                         ----------  ------------- ----------------
  Total Derivatives.....................      1,472            814              658
Other financial instruments/(2) (4)/....      1,271             --            1,271
                                         ----------  ------------- ----------------
  Other invested assets/(2)/............ $    2,743  $         814 $          1,929
                                         ==========  ============= ================
  Securities purchased under agreement
   to resell............................ $       79  $          -- $             79
                                         ==========  ============= ================

                                                                                                Gross
                                                                                   Gross       Amounts       Net Amounts
                                                                                  Amounts   Offset in the  Presented in the
                                                                                 Recognized Balance Sheets  Balance Sheets
                                                                                 ---------- -------------- ----------------
                                                                                               (In Millions)
LIABILITIES/(3)/
Description
Derivatives:
Equity contracts................................................................ $      673  $         673  $            --
Interest rate contracts.........................................................        104            104               --
Credit contracts................................................................         37             37               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives, subject to an ISDA Master Agreement........................        814            814               --
Total Derivatives, not subject to an ISDA Master Agreement......................         --             --               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives.............................................................        814            814               --
Other non-financial liabilities.................................................      2,586             --            2,586
                                                                                 ----------  -------------  ---------------
  Other liabilities............................................................. $    3,400  $         814  $         2,586
                                                                                 ==========  =============  ===============
  Securities sold under agreement to repurchase................................. $    1,890  $          --  $         1,890
                                                                                 ==========  =============  ===============

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
   /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                Collateral (Received)/Held
                                                Net Amounts     --------------------------
                                              Presented in the    Financial                    Net
                                               Balance Sheets    Instruments       Cash      Amounts
                                              ----------------  -------------  -----------  ---------
                                                                   (In Millions)
ASSETS/(1)/
Counterparty A............................... $             52  $          --  $       (52) $      --
Counterparty B...............................                9             --           (7)         2
Counterparty C...............................               61             --          (58)         3
Counterparty D...............................              222             --         (218)         4
Counterparty E...............................               53             --          (53)        --
Counterparty F...............................               (2)            --            2         --
Counterparty G...............................              129             --         (129)        --
Counterparty H...............................               16            (11)          (5)        --
Counterparty I...............................               44             --          (39)         5
Counterparty J...............................               19             --          (13)         6
Counterparty K...............................               17             --          (17)        --
Counterparty L...............................                7             --           (7)        --
Counterparty M...............................               11             --          (10)         1
Counterparty N...............................               20             --           --         20
Counterparty Q...............................               --             --           --         --
Counterparty T...............................               (3)            --            3         --
Counterparty U...............................               --             --            1          1
Counterparty V...............................                3             --           (3)        --
                                              ----------------  -------------  -----------  ---------
  Total Derivatives.......................... $            658  $         (11) $      (605) $      42

                                                                                        Collateral (Received)/Held
                                                                         Net Amounts    -------------------------
                                                                       Presented in the   Financial                    Net
                                                                        Balance Sheets   Instruments      Cash       Amounts
                                                                       ---------------- ------------  -----------  ------------
                                                                                            (In Millions)
Other financial instruments/(2) (4)/.................................. $          1,271 $         --  $        --  $      1,271
                                                                       ---------------- ------------  -----------  ------------
  Other invested assets/(2)/.......................................... $          1,929 $        (11) $      (605) $      1,313
                                                                       ================ ============  ===========  ============
Counterparty M........................................................ $             28 $        (28) $        --  $         --
Counterparty V........................................................ $             51 $        (51) $        --  $         --
                                                                       ---------------- ------------  -----------  ------------
Securities purchased under agreement to resell........................ $             79 $        (79) $        --  $         --
                                                                       ================ ============  ===========  ============

LIABILITIES/(3)/
Counterparty D........................................................ $            234 $       (234) $        --            --
Counterparty C........................................................            1,033       (1,016)         (17)           --
Counterparty M........................................................              623         (611)         (12)           --
                                                                       ---------------- ------------  -----------  ------------
  Securities sold under agreement to repurchase....................... $          1,890 $     (1,861) $       (29) $         --
                                                                       ================ ============  ===========  ============

   /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
   /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              -------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              -------------------------------------------------------
                                              Overnight and  Up to 30   30-90   Greater Than
                                               Continuous      days     days      90 days     Total
                                              ------------- ---------- -------- ------------ --------
                                                                   (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Securities purchased under agreement to resell
  Corporate securities....................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

   /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Derivative investments.......................      (462)       (81)     1,605
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     1,922      2,032      3,870
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   1,856  $   1,976  $   3,815
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                                                           TWELVE MONTHS ENDED
                                                                                 ----------------------------------------
                                                                                 DECEMBER 31,  December 31,  December 31,
                                                                                     2016          2015          2014
                                                                                 ------------  ------------  ------------
                                                                                              (IN MILLIONS)

Net investment gains (losses) recognized during the period on securities held
  at the end of the period...................................................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on securities sold during the period...          (22)           20            22
                                                                                 ------------  ------------  ------------
Unrealized and realized gains (losses) on trading securities....................          (41)          (43)           22
Interest and dividend income from trading securities............................          121            60            41
                                                                                 ------------  ------------  ------------
Net investment income (loss) from trading securities............................ $         80  $         17  $         63
                                                                                 ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                2016       2015       2014
                                              --------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3) $     (17) $     (54)
Mortgage loans on real estate................       (2)        (1)        (3)
Other equity investments.....................       (2)        (5)        (2)
Other........................................       23          3          1
                                              --------  ---------  ---------
Investment Gains (Losses), Net............... $     16  $     (20) $     (58)
                                              ========  =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                  DECEMBER 31,
                                                -----------------
                                                  2016     2015
                                                -------- --------
                                                  (IN MILLIONS)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other........................... $  7,179 $  7,363
Policyholder dividend obligation...............       52       81
Other liabilities..............................       43      100
                                                -------- --------
Total Closed Block liabilities.................    7,274    7,544
                                                -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair
  value (amortized cost of $3,884 and $4,426)..    4,025    4,599
Mortgage loans on real estate..................    1,623    1,575
Policy loans...................................      839      881
Cash and other invested assets.................      444       49
Other assets...................................      181      258
                                                -------- --------
Total assets designated to the Closed Block....    7,112    7,362
                                                -------- --------
Excess of Closed Block liabilities over assets
  designated to the Closed Block...............      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation of
   $(52) and $(81).............................      100      103
                                                -------- --------
Maximum Future Earnings To Be Recognized From
  Closed Block Assets and Liabilities.......... $    262 $    285
                                                ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                2016     2015      2014
                                              -------  --------  -------
                                                     (IN MILLIONS)

REVENUES:
Premiums and other income.................... $   238  $    262  $   273
Investment income (loss).....................     349       368      378
Net investment gains (losses)................      (1)        2       (4)
                                              -------  --------  -------
Total revenues...............................     586       632      647
                                              -------  --------  -------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........     548       576      597
Other operating costs and expenses...........       4         4        4
                                              -------  --------  -------
Total benefits and other deductions..........     552       580      601
                                              -------  --------  -------
Net revenues, before income taxes............      34        52       46
Income tax (expense) benefit.................     (12)      (18)     (16)
                                              -------  --------  -------
Net Revenues (Losses)........................ $    22  $     34  $    30
                                              =======  ========  =======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ---------------
                                                2016    2015
                                              -------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    81  $  201
Unrealized investment gains (losses).........     (29)   (120)
                                              -------  ------
Balances, End of year........................ $    52  $   81
                                              =======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                DECEMBER 31,
                                              ----------------
                                                2016     2015
                                              -------  -------
                                                (IN MILLIONS)

Balance, beginning of year................... $   534  $   383
Contractholder bonus interest
   credits deferred..........................      13       17
Other........................................      --      174
Amortization charged to income...............     (43)     (40)
                                              -------  -------
Balance, End of Year......................... $   504  $   534
                                              =======  =======

   Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $  4,469  $  4,271
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (756)     (284)
Change in unrealized investment gains
   and losses................................       (6)       41
Other........................................       --      (174)
                                              --------  --------
Balance, End of Year......................... $  4,301  $  4,469
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                               LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                               ------- ------- ------- -------
                                                        (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate...........................    $ -- $12,984  $   28 $13,012
   Private Corporate..........................      --   6,223     817   7,040
   U.S. Treasury, government and agency.......      --  10,336      --  10,336
   States and political subdivisions..........      --     451      42     493
   Foreign governments........................      --     390      --     390
   Commercial mortgage-backed.................      --      22     349     371
   Residential mortgage-backed/(1)/...........      --     314      --     314
   Asset-backed/(2)/..........................      --      36      24      60
   Redeemable preferred stock.................     218     335       1     554
                                                  ---- -------  ------ -------
     Subtotal.................................     218  31,091   1,261  32,570
                                                  ---- -------  ------ -------
  Other equity investments....................       3      --       5       8
  Trading securities..........................     478   8,656      --   9,134

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
  Other invested assets:
   Short-term investments..................... $       -- $     574  $      -- $      574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,309     10,309
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,894 $  166,890
                                               ========== =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       -- $      --  $     164 $      164
SCS, SIO, MSO and IUL indexed
   features' liability........................         --       887         --        887
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $     182 $    1,319
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2   Level 3    Total
                                               ----------  ---------  -------- ---------
                                                             (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $     31 $  13,376
   Private Corporate..........................         --      6,537       389     6,926
   U.S. Treasury, government and agency.......         --      8,775        --     8,775
   States and political subdivisions..........         --        459        45       504
   Foreign governments........................         --        414         1       415
   Commercial mortgage-backed.................         --         30       503       533
   Residential mortgage-backed/(1)/...........         --        640        --       640
   Asset-backed/(2)/..........................         --         37        40        77
   Redeemable preferred stock.................        258        389        --       647
                                               ----------  ---------  -------- ---------
     Subtotal.................................        258     30,626     1,009    31,893
                                               ----------  ---------  -------- ---------
  Other equity investments....................         97         --        49       146
  Trading securities..........................        654      6,151        --     6,805
  Other invested assets:
   Short-term investments.....................         --        369        --       369
   Swaps......................................         --        230        --       230
   Credit Default Swaps.......................         --        (22)       --       (22)
   Futures....................................         (1)        --        --        (1)
   Options....................................         --        390        --       390
   Floors.....................................         --         61        --        61
   Currency Contracts.........................         --          1        --         1
                                               ----------  ---------  -------- ---------
     Subtotal.................................         (1)     1,029        --     1,028
                                               ----------  ---------  -------- ---------

                                               Level 1    Level 2   Level 3    Total
                                              ---------- --------- --------- ----------
                                                            (In Millions)
Cash equivalents............................. $    2,150 $      -- $      -- $    2,150
Segregated securities........................         --       565        --        565
GMIB reinsurance contracts asset.............         --        --    10,570     10,570
Separate Accounts' assets....................    104,058     2,964       313    107,335
                                              ---------- --------- --------- ----------
   Total Assets.............................. $  107,216 $  41,335 $  11,941 $  160,492
                                              ========== ========= ========= ==========
LIABILITIES
GWBL and other features' liability........... $       -- $      -- $     184 $      184
SCS, SIO, MSO and IUL indexed
   features' liability.......................         --       310        --        310
Contingent payment arrangements..............         --        --        31         31
                                              ---------- --------- --------- ----------
   Total Liabilities......................... $       -- $     310 $     215 $      525
                                              ========== ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions is approximately $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2016. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND              COMMERCIAL  RESIDENTIAL
                                                              POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE   SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  --------------  --------  ----------  -----------  --------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420  $           45  $      1  $      503  $        --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --          --           --        --
     Investment gains (losses), net............         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............         7              (2)       --          14           --         1
Purchases......................................       572              --        --          --           --        --
Sales..........................................      (142)             (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)             --        (1)        (14)          --        (9)
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2016..................... $     845  $           42  $     --  $      349  $        --  $     24
                                                =========  ==============  ========  ==========  ===========  ========

BALANCE, JANUARY 1, 2015....................... $     380  $           47  $     --  $      715  $         2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         3              --        --           1           --        --
     Investment gains (losses), net............         2              --        --         (38)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         5              --        --         (37)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............       (25)             (1)       --          64           --        (4)
Purchases......................................        60              --         1          --           --        --
Sales..........................................       (38)             (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)             --        --         (64)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2015..................... $     420  $           45  $      1  $      503  $        --  $     40
                                                =========  ==============  ========  ==========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                               State and             Commercial  Residential
                                               Political    Foreign  Mortgage-    Mortgage-    Asset-
                                 Corporate   Sub-divisions   Govts     backed      backed      backed
                                 ---------  --------------  -------- ----------  -----------  -------
                                                             (In Millions)

BALANCE, JANUARY 1, 2014........ $     291  $           46  $     -- $      700  $         4  $    83
Total gains (losses),
  realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment
       income (loss)............         2              --        --          2           --       --
     Investment gains
       (losses), net............         3              --        --        (89)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
  Subtotal......................         5              --        --        (87)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
Other comprehensive
  income (loss).................         6               2        --        135           --        7
Purchases.......................       162              --        --         --           --       --
Sales...........................       (30)             (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/.....        15              --        --         --           --       --
Transfers out of Level 3/(1)/...       (69)             --        --        (13)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
BALANCE, DECEMBER 31, 2014...... $     380  $           47  $     -- $      715  $         2  $    53
                                 =========  ==============  ======== ==========  ===========  =======

                                                                                                        GWBL
                                                REDEEMABLE        OTHER          GMIB      SEPARATE   AND OTHER   CONTINGENT
                                                PREFERRED        EQUITY       REINSURANCE  ACCOUNTS   FEATURES      PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ----------------  -----------  --------  ----------  ------------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        -- $             49  $    10,570  $    313  $      184  $         31
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............          --               --           --        --          --            --
     Investment gains (losses), net............          --               --           --        19          --            --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --               --         (419)       --          --            --
     Policyholders' benefits...................          --               --           --        --        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
  Subtotal.....................................          --               --         (419)       19        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
Other comprehensive income (loss)..............          --               (2)          --        --          --            --
Purchases/(3)/.................................           1               --          223        10         225            11
Sales/(4)/.....................................          --               --          (65)       --          --            --
Settlements/(5)/...............................          --               --           --        (7)         --           (24)
Activities related to VIEs.....................          --               20           --        --          --            --
Transfers into Level 3/(1)/....................          --               --           --         1          --            --
Transfers out of Level 3/(1)/..................          --              (56)          --       (23)         --            --
                                                ----------- ----------------  -----------  --------  ----------  ------------
BALANCE, DECEMBER 31, 2016..................... $         1 $             11  $    10,309  $    313  $      164  $         18
                                                =========== ================  ===========  ========  ==========  ============

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER  CONTINGENT
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY  ARRANGEMENT
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (IN MILLIONS)

BALANCE, JANUARY 1, 2015.......................  $      --      $        61   $   10,711  $    260   $    128  $        42
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --               --           --        --         --           --
     Investment gains (losses), net............         --                5           --        36         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --         (327)       --         --           --
     Policyholders' benefits...................         --               --           --        --       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                5         (327)       36       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income(loss)...............         --                2           --        --         --
Purchases/(3)/.................................         --                1          228        26        186           --
Sales/(4)/.....................................         --              (20)         (42)       (2)        --          (11)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               --           --        (2)        --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2015.....................  $      --      $        49   $   10,570  $    313   $    184  $        31
                                                 =========      ===========   ==========  ========   ========  ===========

                                                                                                      GWBL
                                                Redeemable       Other          GMIB      Separate  and Other  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  Features     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   Liability  Arrangement
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (In Millions)

BALANCE, JANUARY 1, 2014.......................  $      15      $        52   $    6,747  $    237   $     --  $        38
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --           --
     Investment gains (losses), net............         --                1           --        15         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --           --
     Policyholders' benefits...................         --               --           --        --         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                4        3,774        15         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases/(3)/.................................         --                8          225        16        136            9
Sales/(4)/.....................................        (15)              (1)         (35)       (3)        --           (5)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2014.....................  $      --      $        61   $   10,711  $    260   $    128  $        42
                                                 =========      ===========   ==========  ========   ========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                            EARNINGS (LOSS)
                                                ---------------------------------------
                                                                          INCREASE
                                                   NET     INVESTMENT (DECREASE) IN THE
                                                INVESTMENT   GAINS      FAIR VALUE OF    POLICY-
                                                  INCOME   (LOSSES),     REINSURANCE     HOLDERS'
                                                  (LOSS)      NET         CONTRACTS      BENEFITS     OCI
                                                ---------- ---------- -----------------  --------  ---------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $      11
     State and political subdivisions..........         --         --                --        --         (1)
     Commercial mortgage-backed................         --         --                --        --          9
     Asset-backed..............................         --         --                --        --          1
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      20
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (261)       --         --
   Separate Accounts' assets/(1)/..............         --         20                --        --         --
   GWBL and other features' liability..........         --         --                --       (20)        --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       20 $            (261) $    (20) $      20
                                                ========== ========== =================  ========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $     (25)
     State and political subdivisions..........         --         --                --        --         (2)
     Commercial mortgage-backed................         --         --                --        --         61
     Asset-backed..............................         --         --                --        --         (4)
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      30
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (141)       --         --
   Separate Accounts' assets/(1)/..............         --         36                --        --         --
   GWBL and other features' liability..........         --         --                --       184         --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       36 $            (141) $    184  $      30
                                                ========== ========== =================  ========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss)

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                          FAIR         VALUATION              SIGNIFICANT
                                          VALUE        TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                                         ------- ---------------------- ------------------------- -----------------
                                                                       (IN MILLIONS)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    55 Matrix pricing model             Spread over the
                                                                                industry-specific
                                                                            benchmark yield curve 0 BPS - 565 BPS

                                             636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                                   companies                        Discount rate   7.0% - 17.8%
                                                                              Cash flow Multiples  14.0X - 16.5X
-------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       2 Matrix pricing model            Spread over U.S.
                                                                                   Treasury curve 25 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     295 Third party appraisal        Capitalization rate       4.8%
                                                                         Exit capitalization rate       5.7%
                                                                                    Discount rate       6.6%

                                               3 Discounted cash flow            Spread over U.S.
                                                                                   Treasury curve 273 BPS - 512 BPS
                                                                                  Discount factor   1.1% - 7.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,309 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 16.0%
                                                                             Non-performance risk  5 BPS - 17 BPS
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     164 Discounted cash flow                 Lapse Rates   1.0% - 11.0%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                          Fair         Valuation                  Significant
                                          Value        Technique               Unobservable Input               Range
                                         ------- ---------------------- --------------------------------- ------------------
                                                                        (In Millions)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    61 Matrix pricing model
                                                                        Spread over the industry-specific
                                                                                    benchmark yield curve 50 bps - 565 bps

                                             154 Market comparable                                 EBITDA   7.8x - 19.1x
                                                   companies                      multiples Discount rate   7.0% - 12.6%
                                                                                      Cash flow Multiples   14.0x - 16.5x
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       3 Matrix pricing model                    Spread over U.S.
                                                                                           Treasury curve 30 bps - 687 bps
----------------------------------------------------------------------------------------------------------------------------

Other equity investments................      10 Market comparable                                Revenue
                                                   companies                          multiple Marketable    2.5x - 4.8x
                                                                                                 Discount       30.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     271 Third party appraisal                Capitalization rate       4.9%
                                                                                 Exit capitalization rate       5.9%
                                                                                            Discount rate       6.7%

                                               7 Discounted cash flow                    Spread over U.S.
                                                                                           Treasury curve
                                                                                   Gross domestic product 280 bps - 411 bps
                                                                                                     rate   0.0% - 1.09%
                                                                                          Discount factor    2.3% - 5.9%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,570 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
                                                                                         Withdrawal rates   0.2% - 8.0%
                                                                                   GMIB Utilization Rates    0.0% - 15%
                                                                                     Non-performance risk  5 bps - 18 bps
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     120 Discounted cash flow                         Lapse Rates    1.0% - 5.7%
                                                                                         Withdrawal rates   0.0% - 7.0%
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) are currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                               FAIR VALUE
                                                             ----------------------------------------------
                                                             CARRYING
                                                              VALUE   LEVEL 1  LEVEL 2   LEVEL 3    TOTAL
                                                             -------- -------- -------- --------- ---------
                                                                             (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate............................... $  9,757 $     -- $     -- $   9,608 $   9,608
Loans to affiliates.........................................      703       --      775        --       775
Policyholders liabilities: Investment contracts.............    2,226       --       --     2,337     2,337
Funding Agreements..........................................    2,255       --    2,202        --     2,202
Policy loans................................................    3,361       --       --     4,257     4,257
Short-term debt.............................................      513       --      513        --       513
Separate Account Liabilities................................    6,194       --       --     6,194     6,194

December 31, 2015:
Mortgage loans on real estate............................... $  7,171 $     -- $     -- $   7,257 $   7,257
Loans to affiliates.........................................    1,087       --      795       390     1,185
Policyholders liabilities: Investment contracts.............    7,325       --       --     7,430     7,430
Funding Agreements..........................................      500       --      500        --       500
Policy loans................................................    3,393       --       --     4,343     4,343
Short-term debt.............................................      584       --      584        --       584
Separate Account Liabilities................................    5,124       --       --     5,124     5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,626  $  4,203  $  5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015.................    2,986     5,297     8,283
  Paid guarantee benefits....................     (357)     (280)     (637)
  Other changes in reserve...................      583       560     1,143
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,212  $  5,577  $  8,789
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           155
                                              -------------
Balance at December 31, 2014.................           832
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           746
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                              RETURN OF
                                                               PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                                              ---------  --------  -------  ---------  --------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account........................................... $  13,642  $    121   $   72  $     220  $ 14,055
   Separate Accounts......................................... $  40,736  $  8,905   $3,392  $  33,857  $ 86,890
  Net amount at risk, gross.................................. $     237  $    154   $2,285  $  16,620  $ 19,296
  Net amount at risk, net of amounts reinsured............... $     237  $    108   $1,556  $   7,152  $  9,053
  Average attained age of contractholders....................      51.2      65.8     72.3       67.1      55.1
  Percentage of contractholders over age 70..................       9.2%     37.1%    60.4%      40.6%     17.1%
  Range of contractually specified interest rates............       N/A       N/A    3%-6%    3%-6.5%   3%-6.5%

                                                    RETURN OF
                                                     PREMIUM  RATCHET  ROLL-UP    COMBO     TOTAL
                                                    --------- ------- ---------- -------- ---------
                                                                 (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account.................................       N/A     N/A $       33 $    321 $     354
   Separate Accounts...............................       N/A     N/A $   18,170 $ 39,678 $  57,848
  Net amount at risk, gross........................       N/A     N/A $    1,084 $  6,664 $   7,748
  Net amount at risk, net of amounts reinsured.....       N/A     N/A $      334 $  1,675 $   2,009
  Weighted average years remaining
   until annuitization.............................       N/A     N/A        1.6      1.3       1.3
  Range of contractually specified interest rates..       N/A     N/A      3%-6%  3%-6.5%   3%-6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $1,051 million and $494 million at December 31, 2016 and 2015, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

      . VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net earnings in 2016. For additional information, see "Accounting for VA Guarantee Features" in
          Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       374
                                              --------- ---------
Total........................................ $  86,890 $  84,640
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     829 $      (441) $    388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015.................     1,084        (539)      545
  Other changes in reserves..................       118         (84)       34
                                              --------- -----------  --------
Balance at December 31, 2016................. $   1,202 $      (623) $    579
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,309 million and $10,570 million, respectively. The increases (decreases) in fair value were $(261) million, $(141) million and $3,964 million for 2016, 2015 and 2014, respectively.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  850  $  820  $  844
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  880  $  854  $  874
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2016  2015  2014
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $   7 $  11 $  14
Incurred benefits related to prior years.....    15    22    16
                                              ----- ----- -----
Total Incurred Benefits...................... $  22 $  33 $  30
                                              ===== ===== =====
Benefits paid related to current year........ $  17 $  18 $  20
Benefits paid related to prior years.........    15    13    11
                                              ----- ----- -----
Total Benefits Paid.......................... $  32 $  31 $  31
                                              ===== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                               2016     2015     2014
                                                             -------- -------- --------
                                                                   (IN MILLIONS)

EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by AXA, AXA
  Financial and Affiliates.................................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for sale of
  insurance products by AXA Distribution....................      587      603      616
Paid or accrued expenses for investment management services
  provided by AXA IM, AXA REIM and AXA Rosenberg............        2        1        1
                                                             -------- -------- --------
Total affiliated expenses paid or accrued for...............      777      768      790
                                                             ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing services
  provided to AXA, AXA Financial and affiliates.............      531      491      482
Amounts received or accrued for commissions and fees earned
  for sale of MONY America's insurance products.............       11       13        2
Amounts received or accrued for investment management and
  administrative services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts................................      674      707      711
                                                             -------- -------- --------
Total affiliated revenue received or accrued for............ $  1,216 $  1,211 $  1,195
                                                             ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
Service cost................................. $    --  $      8  $      9
Interest cost................................       6        93       107
Expected return on assets....................      (5)     (159)     (155)
Actuarial (gain) loss........................       1         1         1
Net amortization.............................      --       110       111
                                              -------  --------  --------
Net Periodic Pension Expense................. $     2  $     53  $     73
                                              =======  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                                DECEMBER 31,
                                                             -----------------
                                                               2016     2015
                                                             -------  --------
                                                               (IN MILLIONS)

Projected benefit obligation, beginning of year............. $   129  $  2,657
Service cost................................................      --        --
Interest cost...............................................       6        93
Actuarial (gains) losses....................................       2        (6)
Benefits paid...............................................      (5)     (169)
Plan amendments and curtailments............................      --         1
                                                             -------  --------
  Projected Benefit Obligation..............................     132     2,576
Transfer to AXA Financial...................................      --    (2,447)
                                                             -------  --------
Projected Benefit Obligation, End of Year................... $   132  $    129
                                                             =======  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                                                    DECEMBER 31,
                                                                                 ------------------
                                                                                   2016      2015
                                                                                 -------  ---------
                                                                                    (IN MILLIONS)

Pension plan assets at fair value, beginning of year............................ $    86  $   2,473
Actual return on plan assets....................................................       4         24
Contributions...................................................................      --         --
Benefits paid and fees..........................................................      (3)      (175)
                                                                                 -------  ---------
Pension plan assets at fair value, end of year..................................      87      2,322
PBO (immediately preceding the Transfer to AXA Financial in 2015)...............     132      2,576
                                                                                 -------  ---------
  Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to
   AXA Financial in 2015).......................................................     (45)      (254)
Transfer to AXA Financial....................................................... $    --  $     211
                                                                                 -------  ---------
Excess of PBO Over Pension Plan Assets, end of year............................. $   (45) $     (43)
                                                                                 =======  =========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $  (51) $  (49)
Unrecognized prior service (cost) credit.....     (1)     (1)
                                              ------  ------
  Total...................................... $  (52) $  (50)
                                              ======  ======

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------
                                                       (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $   21
Mutual funds.................................       47      --      --     47
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       68      --      --     68
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     68 $    -- $    -- $   87
                                              ======== ======= ======= ======
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $   22
Mutual funds.................................       45      --      --     45
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       67      --      --     67
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     67 $    -- $    -- $   86
                                              ======== ======= ======= ======

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- ------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $   10
Stock Options................................      1       1      1
AXA Shareplan................................     14      16     10
Restricted Units.............................    154     174    171
Other Compensation plans/(1)/................      1       2     --
                                              ------ ------- ------
Total Compensation Expenses.................. $  187 $   211 $  192
                                              ====== ======= ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at
   1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                         ---------------------------------------------------------------------------------------
                                                   AXA Ordinary Shares                AXA ADRs/(3)/         AB Holding Units
                                         ----------------------------------      ----------------------- -----------------------
                                                               Weighted                       Weighted                 Weighted
                                           Number              Average             Number     Average      Number      Average
                                         Outstanding           Exercise          Outstanding  Exercise   Outstanding   Exercise
                                         (In 000's)             Price            (In 000's)    Price     (In 000's)     Price
                                         -----------  ---------------------      ----------- ----------- -----------  ----------

Options Outstanding at January 1, 2016..    12,602.1  (Euro)          21.39             41.0 $     27.28     5,398.5  $    47.59
Options granted.........................       594.3  (Euro)          21.52               -- $        --        54.5  $     22.6
Options exercised.......................      (568.2)       (Euro)    14.93               -- $        --      (358.3) $     17.1
Options forfeited, net..................              (Euro)             --               -- $        --          --  $       --
Options expired/reinstated..............    (3,092.0)                  27.8              3.9       26.06        (9.7) $     65.0
                                         -----------                                --------              ----------
Options Outstanding at December 31, 2016     9,536.2  (Euro)          21.02             44.9 $     24.90     5,085.0  $     49.5
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       30,077.2/(2)/             $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................         3.1                                    1.89                    2.00
                                         ===========                                ========              ==========
Options Exercisable at December 31, 2016     7,169.4  (Euro)          20.43             44.8 $     24.90     4,700.9  $     47.6
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       26,793.5                  $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................        3.74                                    1.89                    2.00
                                         ===========                                ========              ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $   (19) $      (552)
  Deferred (expense) benefit.................        387     (167)      (1,143)
                                              ----------  -------  -----------
Total........................................ $      113  $  (186) $    (1,695)
                                              ==========  =======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016      2015       2014
                                              ---------  -------  -----------
                                                       (IN MILLIONS)

Expected income tax (expense) benefit........ $    (152) $  (578) $    (2,140)
Noncontrolling interest......................       135      124          119
Separate Accounts investment activity........       160      181          116
Non-taxable investment income (loss).........        15        8           12
Tax audit interest...........................       (22)       1           (6)
State income taxes...........................        (8)       1           (4)
AB Federal and foreign taxes.................       (15)       2            4
Tax settlement...............................        --       77          212
Other........................................        --       (2)          (8)
                                              ---------  -------  -----------
Income tax (expense) benefit................. $     113  $  (186) $    (1,695)
                                              =========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $218 million and $592 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --       1,786        --       1,740
DAC..........................................        --       1,197        --       1,253
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,437
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   4,068 $     517   $   4,589
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such earnings were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                    DECEMBER 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             -------  -------  --------
                                                                    (IN MILLIONS)

Unrealized gains (losses) on investments.................... $    44  $   261  $  1,142
Foreign currency translation adjustments....................     (77)     (59)      (34)
Defined benefit pension plans...............................     (46)     (43)     (811)
                                                             -------  -------  --------
Total accumulated other comprehensive income (loss).........     (79)     159       297
                                                             -------  -------  --------
Less: Accumulated other comprehensive (income) loss
  attributable to noncontrolling interest...................      86       69        54
                                                             -------  -------  --------
Accumulated Other Comprehensive Income (Loss) Attributable
  to AXA Equitable.......................................... $     7  $   228  $    351
                                                             =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                                                 2016      2015      2014
                                                                               --------  --------  -------
                                                                                      (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains (losses) arising during the period....... $    (18) $    (25) $   (21)
  (Gains) losses reclassified into net earnings (loss) during the period......       --        --       --
                                                                               --------  --------  -------
  Foreign currency translation adjustment.....................................      (18)      (25)     (21)
                                                                               --------  --------  -------
Change in net unrealized gains (losses) on investments:
  Net unrealized gains (losses) arising during the year.......................     (160)   (1,020)   1,043
  (Gains) losses reclassified into net earnings (loss) during the year/(1)/...        2        12       37
                                                                               --------  --------  -------
Net unrealized gains (losses) on investments..................................     (158)   (1,008)   1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss
  recognition and other.......................................................      (59)      127     (111)
                                                                               --------  --------  -------
Change in unrealized gains (losses), net of adjustments and (net of deferred
  income tax expense (benefit) of $(96), $(480) and $529).....................     (217)     (881)     969
                                                                               --------  --------  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....................................       --        --      (95)
  Prior service cost arising during the year..................................       --        --       --
   Less: reclassification adjustments to net earnings (loss) for:/(2)/........
     Amortization of net (gains) losses included in net periodic cost.........       (3)       (4)      72
     Amortization of net prior service credit included in net periodic cost...       --        --       --
                                                                               --------  --------  -------
Change in defined benefit plans (net of deferred income tax expense (benefit)
  of $0, $(2) and $(15))......................................................       (3)       (4)     (23)
                                                                               --------  --------  -------
Total other comprehensive income (loss), net of income taxes..................     (238)     (910)     925
Less: Other comprehensive (income) loss attributable to noncontrolling
  interest....................................................................       17        15       29
                                                                               --------  --------  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............... $   (221) $   (895) $   954
                                                                               ========  ========  =======

   /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(19) million for 2016, 2015 and 2014, respectively.
   /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $(39) million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated Statements of earnings (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015         2014
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,703  $    6,822  $    12,656
Investment Management/(2)/...................      3,029       3,025        3,011
Consolidation/elimination....................        (27)        (28)         (27)
                                              ----------  ----------  -----------
Total Revenues............................... $    9,705  $    9,819  $    15,640
                                              ==========  ==========  ===========

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (274) $    1,033  $    5,512
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     431  $    1,650  $    6,115
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  190,628  $  182,738
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  203,764  $  194,626
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    5,034 $    4,297   $     2,216 $     (1,842)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,580 $    2,721   $     2,246 $      1,727
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $    1,720 $    1,061   $        22 $     (2,259)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,567 $      220   $     5,714 $        318
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,437 $    1,973   $     2,375 $      1,384
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $      854 $   (1,025)  $     2,275 $       (640)
                                              ========== ==========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit (1) to the Registration Statement (File No. 333-05593) on June 10, 1996.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.

              (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (a)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on
                            April 24, 2012.

              (a)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and
                            AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64749) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64749) on April 19, 2001.

              (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File No. 2-30070) on April 19, 2004.

              (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 333-05593) on April 24, 2012.

              (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4
                            (File No.333-05593) on April 24, 2012.

              (d)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on
                            April 24, 2012.

              (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (d)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(x) Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xi) Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xii) Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xiii) Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

              (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (d)(xv) Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement
                            (File No. 333-05593) on Form N-4, filed on
                            April 20, 2005.

              (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on
                            April 20, 2005.

          4.  Contracts. (Including Riders and Endorsements)

              (a) Form of Endorsement Applicable to the Asset Transfer Program (ATP) (ICC12ATPACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (b)      Form of Endorsement Applicable to Credits
                       (ICC12BONUSACC13) previously filed with this
                       Registration Statement (File No. 333-182903) on November 27, 2012.

              (c) Form of Endorsement Applicable to Traditional IRA Contracts (ICC12IRA-ACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (d) Form of Endorsement Applicable to Non-Qualified Contracts (ICC12NQ-ACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (e) Form of Endorsement Applicable to ROTH IRA Contracts (ICC12ROTH-ACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (f) Form of Data Pages - Parts A to E (ICC12ACC13DP-B) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (g) Form of Data Pages - Parts A to E (ICC12ACC13DP-CP) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (h) Form of Data Pages - Parts A to E (ICC12ACC13DP-L) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (i) Form of Earnings Enhancement Benefit Optional Death Benefit Rider (ICC12EEBACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (j) Form of "Greater of" Death Benefit Rider [I-Asset Allocation] Greater of Annual Rollup to Age [85] GMDB or Highest Anniversary Value to Age [85] GMDB
                       (ICC12GMDBGRACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (k) Form of Highest Anniversary Value Death Benefit Rider - Highest Anniversary Value to Age [85] GMDB
                       (ICC12GMDBHAVACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (l) Highest Anniversary Value Death Benefit Rider - Highest Anniversary Value to Age [85] GMDB
                       (ICC12GMDBHAV-IBACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (m) Guaranteed Minimum Income Benefit Rider [I-Asset Allocation] with Guaranteed Withdrawal Benefit for Life Conversion Benefit (ICC12GMIBACC13) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (n) Table of Guaranteed Annuity Payments (ICC12TGAP2) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (o) Table of Guaranteed Annuity Payments (ICC12TGAP3) previously filed with this Registration Statement (File No. 333-182903) on November 27, 2012.

              (p) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to
                       Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

              (q) Table of Guaranteed Annuity Payments (ICC12TGAP1A), previously filed with this Registration Statement on Form N-4 (File No. 333-182903) filed on April 23, 2014.

              (r) Endorsement Applicable to Qualified Defined Benefit Plans (ICC14QP-DB1), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-182795), filed on April 22, 2015.

              (s) Endorsement Applicable to Qualified Defined Benefit Plans (ICC14QP-DB1-G), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-182795), filed on April 22, 2015.

              (t) Form of Guaranteed Minimum Income Benefit Rider (I-Asset Allocation) with Guaranteed Withdrawal Benefit for Life Conversion Benefit (ICC16GMIBACC13A) previously filed with this Registration Statement (File No. 333-182903) on October 7, 2016.

              (u) Table of Guaranteed Annuity Payments (ICC16TGAP1) incorporated herein by reference to Exhibit 4(b)(l) to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 7, 2016.

              (v) Table of Guaranteed Annuity Payments (ICC16TGAP2) incorporated herein by reference to Exhibit 4(b)(m) to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 7, 2016.

              (w) Table of Guaranteed Annuity Payments (ICC16TGAP3) incorporated herein by reference to Exhibit 4(b)(n) to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 7, 2016.

              (x) Form of Data Pages - Table of Guaranteed Annuity Payments (ICC16TGAP3), filed with this Registration Statement (File No. 333-182903) on April 19, 2017.

              (y) Form of Data Pages - Table of Guaranteed Annuity Payments (ICC16TGAP2), filed with this Registration Statement (File No. 333-182903) on April 19, 2017.

              (z) Form of Data Pages - Table of Guaranteed Annuity Payments (ICC16TGAP1), filed with this Registration Statement (File No. 333-182903) on April 19, 2017.


  5.  Applications.

      (a)           Form of Application for an Individual Annuity (ICC12 App 01
                    ACC13) previously filed with this Registration Statement
                    (File No. 333-182903) on November 27, 2012.

      (b)           Form of Application for an Individual Annuity (ICC12 App 02
                    ACC13) previously filed with this Registration Statement
                    (File No. 333-182903) on November 27, 2012.

      (c)           Form of Accumulator Series B Application for an Individual
                    Annuity (ICC17 App 01 ACC13A B), filed with this
                    Registration Statement (File No. 333-182903) on April 19,
                    2017.

      (d)           Form of Accumulator Series B Application for an Individual
                    Annuity (ICC17 App 02 ACC13A B), filed with this
                    Registration Statement (File No. 333-182903) on April 19,
                    2017.

      (e)           Form of Accumulator Series CP Application for an Individual
                    Annuity (ICC17 App 01 ACC13A CP), filed with this
                    Registration Statement (File No. 333-182903) on April 19,
                    2017.

      (f)           Form of Accumulator Series CP Application for an Individual
                    Annuity (ICC17 App 02 ACC13A CP), filed with this
                    Registration Statement (File No. 333-182903) on April 19,
                    2017.

  6.  Depositor's Certificate of Incorporation And By-Laws.

      (a)           Restated Charter of AXA Equitable, as amended August 31,
                    2010, incorporated herein by reference to Registration
                    Statement on Form N-4, (File No. 333-05593), filed on April
                    24, 2012.

      (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

  7.  Reinsurance Contracts. Not Applicable.

  8.  Participation Agreements.

      (a)           Amended and Restated Participation Agreement among EQ
                    Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                    Equitable"), AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                    Registration Statement on Form N-1A (File No. 333-17217 and
                    811-07953), filed on February 7, 2003.

      (a)(i)        Amendment No. 1, dated May 2, 2003, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

      (a)(ii)       Amendment No. 2, dated July 9, 2004, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.


      (a)(iii)      Amendment No. 3, dated October 1, 2004, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

      (a)(iv)       Amendment No. 4, dated May 1, 2005, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

      (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors
                    Trust, AXA Equitable, AXA Distributors, LLC and AXA
                    Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ
                    Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

      (a)(vi)       Amendment No. 6, dated August 1, 2006, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

      (a)(vii)      Amendment No. 7, dated May 1, 2007, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

      (a)(viii)     Amendment No. 8, dated January 1, 2008, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

      (a)(ix)       Amendment No. 9, dated May 1, 2008, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

      (a)(x)        Amendment No. 10, dated January 1, 2009, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

      (a)(xi)       Amendment No. 11, dated May 1, 2009, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

      (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                    Trust, AXA Equitable, AXA Distributors, LLC and AXA
                    Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ
                    Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

      (a)(xiii)     Amendment No. 13, dated August 16, 2010, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust
                    Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

      (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                    Trust, AXA Equitable, AXA Distributors, LLC and AXA
                    Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ
                    Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

      (a)(xv)       Amendment No. 15, dated June 7, 2011, to the Amended and
                    Restated Participation Agreement among EQ Advisors Trust,
                    AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                    July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No.
                    333-17217) on Form N-1A filed on August 17, 2011.

      (a)(b)(i) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors,
                    LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A
                    (File No. 333-17217) filed on July 22, 2013.

      (a)(b)(ii)    Amendment No. 1 dated as of June 4, 2013 to the Second
                    Amended and Restated Participation Agreement among the
                    Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                    Advisors Trust Registration Statement on Form N-1A (File
                    No. 333-17217) filed on July 22, 2013.

      (a)(b)(iii)   Amendment No. 2 dated as of October 21, 2013 to the Second
                    Amended and Restated Participation Agreement among the
                    Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                    Advisors Trust Registration Statement on Form N-1A (File
                    No. 333-17217) filed on July 22, 2013.

      (a)(b)(iv)    Amendment No. 3, dated as of April 4, 2014 ("Amendment
                    No. 3"), to the Second Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                    AXA Equitable Life Insurance Company, AXA Equitable Funds
                    Management Group, LLC and AXA Distributors, LLC
                    (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                    Form N-1A (File No. 333-17217) filed on April 30, 2014.

      (a)(b)(v)     Amendment No. 4, dated as of June 1, 2014 ("Amendment
                    No. 4"), to the Second Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                    AXA Equitable Life Insurance Company, AXA Equitable Funds
                    Management Group, LLC and AXA Distributors, LLC
                    (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                    Form N-1A (File No. 333-17217) filed on April 30, 2014.

      (a)(b)(vi)    Amendment No. 5, dated as of July 16, 2014 ("Amendment
                    No. 5"), to the Second Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                    AXA Equitable Life Insurance Company, AXA Equitable Funds
                    Management Group, LLC and AXA Distributors, LLC
                    (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                    Form N-1A (File No. 333-17217) filed on February 5, 2015.

      (a)(b)(vii)   Amendment No. 6, dated as of April 30, 2015 ("Amendment No.
                    6"), to the Second Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                    AXA Equitable Life Insurance Company, AXA Equitable Funds
                    Management Group, LLC and AXA Distributors, LLC
                    (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                    Form N-1A (File No. 333-17217) filed on April 17, 2015.

      (a)(b)(viii)  Amendment No. 7, dated as of December 21, 2015 ("Amendment
                    No. 7"), to the Second Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                    AXA Equitable Life Insurance Company, AXA Equitable Funds
                    Management Group, LLC and AXA Distributors, LLC
                    (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on
                    Form 485 (a) (File No. 333-17217) filed on February 11,
                    2016.

      (a)(b)(vix)   Amendment No. 8, dated as of December 9, 2016 ("Amendment
                    No. 8"), to the Second Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                    AXA Equitable Life Insurance Company, AXA Equitable Funds
                    Management Group, LLC and AXA Distributors, LLC
                    (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on
                    Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

      (b)           Participation Agreement among AXA Premier VIP Trust, AXA
                    Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective
                    Amendment No. 1 to AXA Premier VIP Trust Registration
                    Statement (File No. 333-70754) on Form N-1A filed on
                    December 10, 2001.

      (b)(i)        Amendment No. 1, dated as of August 1, 2003 to the
                    Participation Agreement among AXA Premier VIP Trust, AXA
                    Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier
                    VIP Trust Registration Statement (File No. 333-70754) on
                    Form N-1A filed on February 25, 2004.

      (b)(ii)       Amendment No. 2, dated as of May 1, 2006 to the
                    Participation Agreement among AXA Premier VIP Trust, AXA
                    Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier
                    VIP Trust Registration Statement (File No. 333-70754) on
                    Form N-1A filed on June 1, 2006.

      (b)(iii)      Amendment No. 3, dated as of May 25, 2007 to the
                    Participation Agreement among AXA Premier VIP Trust, AXA
                    Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier
                    VIP Trust Registration Statement (File No. 333-70754) on
                    Form N-1A filed on February 5, 2008.

      (b)(iv)       Amended and Restated Participation Agreement among the
                    Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                    LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

      (b)(v)        Amendment No. 1 dated as of October 21, 2013, to the
                    Amended and Restated Participation Agreement among the
                    Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                    LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

      (b)(vi)       Amendment No. 2, dated as of April 18, 2014 ("Amendment
                    No. 2") to the Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement") by and among AXA Premier VIP Trust ("Trust"),
                    AXA Equitable Life Insurance Company, AXA Equitable Funds
                    Management Group, LLC and AXA Distributors, LLC
                    (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12,
                    2015.

      (b)(vii)      Amendment No. 3, dated as of July 8, 2014
                    ("Amendment No. 3") to the Amended and Restated
                    Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust
                    ("Trust"), AXA Equitable Life Insurance Company, AXA
                    Equitable Funds Management Group, LLC and AXA Distributors,
                    LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12,
                    2015.

      (b)(viii)     Amendment No. 4, dated as of December 10, 2014
                    ("Amendment No. 4"), to the Amended and Restated
                    Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust
                    ("Trust"), AXA Equitable Life Insurance Company, AXA
                    Equitable Funds Management Group, LLC and AXA Distributors,
                    LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12,
                    2015.

      (b)(vix)      Amendment No. 5, dated as of September 26, 2015 ("Amendment
                    No. 5"), to the Amended and Restated Participation
                    Agreement, dated as of May 23, 2012, as amended
                    ("Agreement"), by and among AXA Premier VIP Trust
                    ("Trust"), AXA Equitable Life Insurance Company, AXA
                    Equitable Funds Management Group, LLC and AXA Distributors,
                    LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26,
                    2016.

  9.  Legal Opinion.

                    Opinion and Consent of Shane Daly, Esq., Vice President and
                    Associate General Counsel, filed herewith.

          10. Other Opinions.

              (a)      Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)      Powers of Attorney, filed herewith.

          11. Omitted Financial Statements. Not applicable.

          12. Initial Capital Agreements. Not applicable.

Item 25.Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Paul J. Evans                  Director
AXA UK
5 Old Broad Street
London, England EC2N 1AD

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2015 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-207015) on Form N-6, filed December 23, 2015.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2017 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-6 filed April 18, 2017.

Item 27. Number of Contractowners

         As of March 31, 2017, there were 4,367 Qualified Contract owners and/or 2,135 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

       (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2017.

                                             SEPARATE ACCOUNT NO. 70 OF
                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Shane Daly
                                                  ------------------------------
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 19th day of April, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Ramon de Oliveira            Lorie A. Slutsky
Kristi A. Matus              Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 19, 2017

                                 EXHIBIT INDEX

EXHIBIT                                             TAG
NO.                                                 VALUE
-------                                             -----

 4(x)   Form of Data Pages - Table of Guaranteed    EX-99.4x
        Annuity Payments (ICC16TGAP3)

 4(y)   Form of Data Pages - Table of Guaranteed    EX-99.4y
        Annuity Payments (ICC16TGAP2)

 4(z)   Form of Data Pages - Table of Guaranteed    EX-99.4z
        Annuity Payments (ICC16TGAP1) filed
        herewith.

 5(c)   Form of Accumulator Series B Application    EX-99.5c
        for an Individual Annuity (ICC17 App 01
        ACC13A B)

 5(d)   Form of Accumulator Series B Application    EX-99.5d
        for an Individual Annuity (ICC17 App 02
        ACC13A B)

 5(e)   Form of Accumulator Series CP Application   EX-99.5e
        for an Individual Annuity (ICC17 App 01
        ACC13A CP)

 5(f)   Form of Accumulator Series CP Application   EX-99.5f
        for an Individual Annuity (ICC17 App 02
        ACC13A CP)

 9      Opinion and Consent of Counsel              EX-99.9

 10(a)  Consent of PricewaterhouseCoopers LLP       EX-99.10a

 10(b)  Powers of Attorney                          EX-99.10b